UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

BIOTECHNOLOGY—47.49%
Acorda Therapeutics Inc.(a)	244,322	$8,021,091
Affymetrix Inc.(a)(b)	458,148	4,714,343
Alexion Pharmaceuticals Inc.(a)(b)	303,960	22,037,100
AMAG Pharmaceuticals Inc.(a)	130,423	4,447,424
Amgen Inc.(a)	2,568,484	121,129,705
Arena Pharmaceuticals Inc.(a)(b)	455,261	2,362,805
ARIAD Pharmaceuticals Inc.(a)	548,547	1,316,513
ArQule Inc.(a)	247,849	805,509
Barrier Therapeutics Inc.(a)	321,290	1,291,586
BELLUS Health Inc.(a)(b)	458,729	619,284
BioCryst Pharmaceuticals Inc.(a)(b)	290,241	812,675
Biogen Idec Inc.(a)	843,744	47,156,852
BioMimetic Therapeutics Inc.(a)(b)	147,972	1,763,826
Celgene Corp.(a)	1,433,810	91,577,445
Cell Genesys Inc.(a)(b)	807,331	2,099,061
Crucell NV ADR(a)(b)	97,835	1,563,403
Cytokinetics Inc.(a)	379,521	1,408,023
deCODE genetics Inc.(a)(b)	555,035	510,632
Enzon Pharmaceuticals Inc.(a)	453,167	3,226,549
Exelixis Inc.(a)(b)	1,054,992	5,274,960
Genitope Corp.(a)(b)	339,114	15,057
Genomic Health Inc.(a)(b)	229,432	4,393,623
GenVec Inc.(a)(b)	571,003	822,244
Genzyme Corp.(a)	702,846	50,618,969
Geron Corp.(a)	753,263	2,598,757
GTx Inc.(a)(b)	288,805	4,144,352
Halozyme Therapeutics Inc.(a)	606,894	3,265,090
Harvard Bioscience Inc.(a)	209,306	973,273
Human Genome Sciences Inc.(a)(b)	549,288	2,861,790
Illumina Inc.(a)(b)	389,084	33,893,107
ImmunoGen Inc.(a)(b)	260,776	797,975
Immunomedics Inc.(a)(b)	601,103	1,280,349
Incyte Corp.(a)	742,487	5,650,326
InterMune Inc.(a)(b)	453,069	5,944,265
Invitrogen Corp.(a)	301,561	11,839,285
Lexicon Pharmaceuticals Inc.(a)	992,023	1,587,237
Maxygen Inc.(a)	276,252	936,494
MDRNA Inc.(a)(b)	262,563	320,327
Medivation Inc.(a)(b)	231,264	2,735,853
Momenta Pharmaceuticals Inc.(a)	294,420	3,621,366
Monogram Biosciences Inc.(a)	1,066,826	1,173,509
Myriad Genetics Inc.(a)(b)	317,285	14,442,813
Nektar Therapeutics(a)	880,514	2,949,722
Novavax Inc.(a)(b)	504,705	1,256,715
Omrix Biopharmaceuticals Inc.(a)(b)	125,596	1,976,881
Orchid Cellmark Inc.(a)	181,237	471,216
Orexigen Therapeutics Inc.(a)	255,695	2,017,434
PDL BioPharma Inc.	676,624	7,185,747
Qiagen NV(a)(b)	883,266	17,780,145
Regeneron Pharmaceuticals Inc.(a)	853,854	12,329,652
Sangamo BioSciences Inc.(a)(b)	310,601	3,090,480

Savient Pharmaceuticals Inc.(a)(b)	388,165	9,820,574
Seattle Genetics Inc.(a)(b)	578,305	4,892,460
Sequenom Inc.(a)	364,578	5,818,665
StemCells Inc.(a)(b)	624,615	762,030
SuperGen Inc.(a)	455,548	933,873
Telik Inc.(a)(b)	458,079	554,276
Tercica Inc.(a)(b)	401,860	3,548,424
Third Wave Technologies Inc.(a)(b)	350,982	3,916,959
Vertex Pharmaceuticals Inc.(a)(b)	1,013,354	33,916,958
XOMA Ltd.(a)	1,548,521	2,617,000

		591,894,058
COMMERCIAL SERVICES—0.30%
Albany Molecular Research Inc.(a)	280,152	3,717,617

		3,717,617
DISTRIBUTION & WHOLESALE—0.12%
BMP Sunstone Corp.(a)	272,868	1,555,348

		1,555,348
HEALTH CARE - PRODUCTS—3.06%
Caliper Life Sciences Inc.(a)	351,983	911,636
Cerus Corp.(a)	254,372	1,040,381
Columbia Laboratories Inc.(a)(b)	393,274	1,297,804
EPIX Pharmaceuticals Inc.(a)	366,579	634,182
Gen-Probe Inc.(a)	280,687	13,327,019
Luminex Corp.(a)(b)	287,413	5,906,337
TECHNE Corp.(a)	193,639	14,985,722

		38,103,081
PHARMACEUTICALS—48.98%
ACADIA Pharmaceuticals Inc.(a)	297,530	1,097,886
Adolor Corp.(a)	506,841	2,777,489
Akorn Inc.(a)(b)	739,901	2,449,072
Alexza Pharmaceuticals Inc.(a)	254,978	1,004,613
Alkermes Inc.(a)	625,581	7,732,181
Allos Therapeutics Inc.(a)	577,390	3,989,765
Alnylam Pharmaceuticals Inc.(a)(b)	317,620	8,489,983
Altus Pharmaceuticals Inc.(a)(b)	242,407	1,078,711
Amylin Pharmaceuticals Inc.(a)(b)	484,947	12,312,804
Angiotech Pharmaceuticals Inc.(a)	341,887	1,018,823
Antigenics Inc.(a)(b)	474,861	916,482
APP Pharmaceuticals Inc.(a)(b)	631,805	10,563,780
Array BioPharma Inc.(a)	257,204	1,208,859
Auxilium Pharmaceuticals Inc.(a)(b)	305,877	10,283,585
AVI BioPharma Inc.(a)(b)	566,697	634,701
Biodel Inc.(a)	44,906	583,778
BioMarin Pharmaceutical Inc.(a)(b)	904,527	26,213,192
Cadence Pharmaceuticals Inc.(a)(b)	284,248	1,731,070
Cardiome Pharma Corp.(a)(b)	451,427	3,972,558
Cell Therapeutics Inc.(a)(b)	440,530	211,454
Cephalon Inc.(a)	234,389	15,631,402
CombinatoRX Inc.(a)(b)	270,524	960,360
Cubist Pharmaceuticals Inc.(a)(b)	496,399	8,865,686
CV Therapeutics Inc.(a)(b)	617,429	5,081,441
Cypress Bioscience Inc.(a)	320,702	2,305,847
Dendreon Corp.(a)(b)	710,644	3,162,366
Depomed Inc.(a)(b)	341,517	1,096,270
Discovery Laboratories Inc.(a)	759,875	1,253,794
DURECT Corp.(a)	573,850	2,106,029
Dyax Corp.(a)	528,232	1,637,519
Dynavax Technologies Corp.(a)	314,836	459,661
Endo Pharmaceuticals Holdings Inc.(a)	444,550	10,753,664
Eurand NV(a)	369,807	5,258,656

Flamel Technologies SA SP ADR(a)(b)	204,332	2,045,363
Gilead Sciences Inc.(a)	2,410,668	127,644,871
Hi-Tech Pharmacal Co. Inc.(a)	94,065	940,650
Idenix Pharmaceuticals Inc.(a)(b)	403,021	2,929,963
ImClone Systems Inc.(a)(b)	297,154	12,022,851
Indevus Pharmaceuticals Inc.(a)	522,318	820,039
Inspire Pharmaceuticals Inc.(a)	645,776	2,763,921
Introgen Therapeutics Inc.(a)(b)	264,956	410,682
Isis Pharmaceuticals Inc.(a)(b)	694,309	9,463,432
ISTA Pharmaceuticals Inc.(a)	248,942	502,863
Ligand Pharmaceuticals Inc. Class B(a)	793,118	2,062,107
MannKind Corp.(a)(b)	881,980	2,645,940
Matrixx Initiatives Inc.(a)	74,274	1,237,405
Medarex Inc.(a)(b)	1,332,391	8,807,104
Medicines Co. (The)(a)	282,341	5,595,999
MiddleBrook Pharmaceuticals Inc.(a)	178,319	602,718
Nabi Biopharmaceuticals(a)(b)	569,143	2,242,423
Neurocrine Biosciences Inc.(a)	172,320	722,021
Noven Pharmaceuticals Inc.(a)	159,026	1,699,988
NPS Pharmaceuticals Inc.(a)	333,707	1,484,996
Nuvelo Inc.(a)	393,881	220,573
Obagi Medical Products Inc.(a)	176,643	1,510,298
Onyx Pharmaceuticals Inc.(a)(b)	576,485	20,522,866
OSI Pharmaceuticals Inc.(a)(b)	387,879	16,027,160
Osiris Therapeutics Inc.(a)(b)	255,567	3,284,036
Pain Therapeutics Inc.(a)(b)	275,533	2,176,711
Penwest Pharmaceuticals Co.(a)(b)	233,256	629,791
Perrigo Co.	694,470	22,063,312
Pharmasset Inc.(a)(b)	322,684	6,092,274
POZEN Inc.(a)(b)	236,400	2,572,032
Progenics Pharmaceuticals Inc.(a)	254,992	4,046,723
QLT Inc.(a)	493,360	1,692,225
Rigel Pharmaceuticals Inc.(a)	302,097	6,845,518
Salix Pharmaceuticals Ltd.(a)	409,323	2,877,541
Santarus Inc.(a)	441,279	886,971
Sciele Pharma Inc.(b)	289,374	5,599,387
Sepracor Inc.(a)	388,792	7,744,737
Shire Ltd. ADR	422,896	20,776,880
Synta Pharmaceuticals Corp.(a)(b)	43,672	266,399
Teva Pharmaceutical Industries Ltd. SP ADR	1,613,572	73,901,598
Theravance Inc.(a)(b)	415,053	4,926,679
Trimeris Inc.(b)	242,752	1,145,789
United Therapeutics Corp.(a)	196,224	19,180,896
Vanda Pharmaceuticals Inc.(a)	206,327	678,816
ViroPharma Inc.(a)(b)	507,776	5,616,003
VIVUS Inc.(a)	396,927	2,651,472
Warner Chilcott Ltd. Class A(a)	1,186,093	20,104,276
XenoPort Inc.(a)	195,753	7,640,240
Zymogenetics Inc.(a)(b)	624,954	5,262,113

		610,432,133

TOTAL COMMON STOCKS
(Cost: $1,729,553,565)		1,245,702,237

Security	Shares	Value
SHORT-TERM INVESTMENTS—20.83%

MONEY MARKET FUNDS—20.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	989,433	989,433
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	258,657,106	258,657,106

		259,646,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $259,646,539)		259,646,539

TOTAL INVESTMENTS IN SECURITIES—120.78%
(Cost: $1,989,200,104)		1,505,348,776
Other Assets, Less Liabilities—(20.78)%		(258,969,146)

NET ASSETS—100.00%		$1,246,379,630

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.73%

ADVERTISING—0.18%
Clear Channel Outdoor Holdings Inc. Class A(a)	11,628	$207,327
Getty Images Inc.(a)	14,385	488,083
Interpublic Group of Companies Inc. (The)(a)	138,876	1,194,334
Lamar Advertising Co.(a)(b)	22,904	825,231
Omnicom Group Inc.	95,341	4,278,904

		6,993,879
AEROSPACE & DEFENSE—1.99%
Alliant Techsystems Inc.(a)(b)	9,869	1,003,480
BE Aerospace Inc.(a)	27,370	637,447
Boeing Co. (The)	223,698	14,701,433
DRS Technologies Inc.	12,295	967,862
General Dynamics Corp.	118,632	9,988,814
Goodrich Corp.	37,154	1,763,329
L-3 Communications Holdings Inc.	36,505	3,317,209
Lockheed Martin Corp.	97,897	9,658,518
Northrop Grumman Corp.	101,820	6,811,758
Raytheon Co.	125,915	7,086,496
Rockwell Collins Inc.	47,854	2,295,078
Spirit AeroSystems Holdings Inc. Class A(a)	31,170	597,841
United Technologies Corp.	289,700	17,874,490

		76,703,755
AGRICULTURE—2.16%
Altria Group Inc.	623,450	12,818,132
Archer-Daniels-Midland Co.	191,695	6,469,706
Bunge Ltd.	36,033	3,880,394
Lorillard Inc.(a)	51,767	3,580,206
Monsanto Co.	163,368	20,656,250
Philip Morris International Inc.	627,907	31,012,327
Reynolds American Inc.	51,178	2,388,477
UST Inc.	44,002	2,402,949

		83,208,441
AIRLINES—0.12%
AMR Corp.(a)(b)	70,952	363,274
Continental Airlines Inc. Class B(a)	29,254	295,758
Copa Holdings SA Class A	8,882	250,117
Delta Air Lines Inc.(a)(b)	86,910	495,387
Northwest Airlines Corp.(a)	72,010	479,587
Southwest Airlines Co.	219,252	2,859,046

		4,743,169
APPAREL—0.39%
Coach Inc.(a)	101,598	2,934,150

Guess? Inc.	17,945	672,040
Hanesbrands Inc.(a)	28,064	761,657
Jones Apparel Group Inc.	25,817	354,984
Liz Claiborne Inc.	28,369	401,421
Nike Inc. Class B	105,301	6,276,993
Phillips-Van Heusen Corp.	15,311	560,689
Polo Ralph Lauren Corp.	16,685	1,047,484
VF Corp.	25,993	1,850,182

		14,859,600
AUTO MANUFACTURERS—0.25%
Ford Motor Co.(a)(b)	645,382	3,104,287
General Motors Corp.	144,339	1,659,898
Oshkosh Corp.	22,045	456,111
PACCAR Inc.	108,709	4,547,297

		9,767,593
AUTO PARTS & EQUIPMENT—0.26%
Autoliv Inc.	21,781	1,015,430
BorgWarner Inc.	34,232	1,519,216
Federal Mogul Corp. Class A(a)	6,757	108,990
Goodyear Tire & Rubber Co. (The)(a)	72,194	1,287,219
Johnson Controls Inc.	176,625	5,065,605
TRW Automotive Holdings Corp.(a)	14,951	276,145
WABCO Holdings Inc.	19,528	907,271

		10,179,876
BANKS—3.67%
Associated Banc-Corp.	38,073	734,428
BancorpSouth Inc.	23,869	417,469
Bank of America Corp.	1,358,183	32,419,828
Bank of Hawaii Corp.	14,236	680,481
Bank of New York Mellon Corp. (The)	340,500	12,881,115
BB&T Corp.	162,785	3,706,614
BOK Financial Corp.	6,471	345,875
City National Corp.	11,815	497,057
Comerica Inc.	44,798	1,148,173
Commerce Bancshares Inc.	17,569	696,787
Cullen/Frost Bankers Inc.	17,903	892,465
Discover Financial Services LLC	142,991	1,883,192
Fifth Third Bancorp	149,586	1,522,785
First Citizens BancShares Inc. Class A	1,833	255,685
First Horizon National Corp.	57,431	426,712
Fulton Financial Corp.	53,109	533,746
Huntington Bancshares Inc.	111,062	640,828
KeyCorp	118,930	1,305,851
M&T Bank Corp.	19,570	1,380,468
Marshall & Ilsley Corp.	76,730	1,176,271
National City Corp.(b)	226,385	1,079,856
Northern Trust Corp.	65,891	4,518,146
PNC Financial Services Group Inc. (The)	102,948	5,878,331
Popular Inc.(b)	83,670	551,385
Regions Financial Corp.	206,824	2,256,450
State Street Corp.	116,372	7,446,644
SunTrust Banks Inc.	105,170	3,809,257
Synovus Financial Corp.	82,368	719,073
TCF Financial Corp.	38,975	468,869
U.S. Bancorp	518,127	14,450,562
UnionBanCal Corp.	13,905	562,040
Valley National Bancorp	38,567	608,202

Wachovia Corp.	642,891	9,984,097
Webster Financial Corp.	15,486	288,040
Wells Fargo & Co.	983,130	23,349,337
Whitney Holding Corp.	19,632	359,266
Wilmington Trust Corp.	21,104	557,990
Zions Bancorporation	32,566	1,025,503

		141,458,878
BEVERAGES—2.32%
Anheuser-Busch Companies Inc.	212,262	13,185,715
Brown-Forman Corp. Class B	24,784	1,872,927
Coca-Cola Co. (The)	691,229	35,930,083
Coca-Cola Enterprises Inc.	92,845	1,606,218
Constellation Brands Inc. Class A(a)	54,969	1,091,684
Dr. Pepper Snapple Group Inc.(a)	75,104	1,575,682
Hansen Natural Corp.(a)(b)	20,333	585,997
Molson Coors Brewing Co. Class B	34,629	1,881,394
Pepsi Bottling Group Inc.	41,573	1,160,718
PepsiAmericas Inc.	17,177	339,761
PepsiCo Inc.	472,145	30,023,701

		89,253,880
BIOTECHNOLOGY—1.32%
Abraxis BioScience Inc.(a)	1,910	121,209
Amgen Inc.(a)	324,091	15,284,132
Biogen Idec Inc.(a)	86,375	4,827,499
Celgene Corp.(a)	129,754	8,287,388
Charles River Laboratories International Inc.(a)	19,955	1,275,524
Genentech Inc.(a)	138,280	10,495,452
Genzyme Corp.(a)	79,261	5,708,377
Illumina Inc.(a)	16,883	1,470,678
Invitrogen Corp.(a)	26,627	1,045,376
Millipore Corp.(a)	16,099	1,092,478
Vertex Pharmaceuticals Inc.(a)	42,495	1,422,308

		51,030,421
BUILDING MATERIALS—0.13%
Armstrong World Industries Inc.	5,599	163,603
Eagle Materials Inc.	13,128	332,532
Lennox International Inc.	13,893	402,341
Martin Marietta Materials Inc.(b)	12,305	1,274,675
Masco Corp.	107,680	1,693,806
Owens Corning(a)	22,703	516,493
USG Corp.(a)(b)	20,017	591,903

		4,975,353
CHEMICALS—1.87%
Air Products and Chemicals Inc.	62,702	6,198,720
Airgas Inc.	24,657	1,439,722
Albemarle Corp.	27,229	1,086,709
Ashland Inc.	18,731	902,834
Cabot Corp.	19,770	480,609
Celanese Corp. Class A	44,941	2,052,006
CF Industries Holdings Inc.	16,774	2,563,067
Chemtura Corp.	69,922	408,344
Cytec Industries Inc.	14,180	773,661
Dow Chemical Co. (The)	276,979	9,669,337
E.I. du Pont de Nemours and Co.	268,135	11,500,310
Eastman Chemical Co.	22,698	1,562,984
Ecolab Inc.	51,986	2,234,878

FMC Corp.	22,301	1,726,989
Huntsman Corp.	48,294	550,552
International Flavors & Fragrances Inc.	23,747	927,558
Intrepid Potash Inc.(a)	10,266	675,297
Lubrizol Corp.	20,537	951,479
Mosaic Co. (The)(a)	46,196	6,684,561
PPG Industries Inc.	49,048	2,813,884
Praxair Inc.	93,202	8,783,356
Rohm and Haas Co.	39,437	1,831,454
RPM International Inc.	36,345	748,707
Sherwin-Williams Co. (The)	30,604	1,405,642
Sigma-Aldrich Corp.	38,373	2,066,770
Terra Industries Inc.	27,204	1,342,517
Valhi Inc.	1,768	48,178
Valspar Corp. (The)	29,675	561,154

		71,991,279
COAL—0.61%
Alpha Natural Resources Inc.(a)	20,924	2,182,164
Arch Coal Inc.	42,797	3,211,059
CONSOL Energy Inc.	54,464	6,120,120
Foundation Coal Holdings Inc.	13,860	1,227,719
Massey Energy Co.	24,302	2,278,313
Patriot Coal Corp.(a)	7,727	1,184,472
Peabody Energy Corp.	80,824	7,116,553

		23,320,400
COMMERCIAL SERVICES—1.54%
Accenture Ltd.	177,014	7,208,010
Alliance Data Systems Corp.(a)	23,155	1,309,415
Apollo Group Inc. Class A(a)	40,276	1,782,616
Avis Budget Group Inc.(a)	29,533	247,191
Career Education Corp.(a)	28,462	415,830
ChoicePoint Inc.(a)	18,315	882,783
Convergys Corp.(a)	36,789	546,685
Corporate Executive Board Co. (The)	10,485	440,894
Corrections Corp. of America(a)	36,702	1,008,204
DeVry Inc.	18,245	978,297
Equifax Inc.	39,322	1,322,006
FTI Consulting Inc.(a)	14,936	1,022,519
Genpact Ltd.(a)	18,167	271,052
H&R Block Inc.	96,791	2,071,327
Hertz Global Holdings Inc.(a)	94,162	903,955
Hewitt Associates Inc. Class A(a)	29,003	1,111,685
Hillenbrand Inc.	18,398	393,717
Iron Mountain Inc.(a)	52,280	1,388,034
ITT Educational Services Inc.(a)	11,568	955,864
Manpower Inc.	23,618	1,375,512
McKesson Corp.	82,542	4,614,923
Monster Worldwide Inc.(a)(b)	35,513	731,923
Moody’s Corp.	58,645	2,019,734
Morningstar Inc.(a)	4,795	345,384
Pharmaceutical Product Development Inc.	31,803	1,364,349
Quanta Services Inc.(a)(b)	51,112	1,700,496
R.R. Donnelley & Sons Co.	63,201	1,876,438
Robert Half International Inc.	43,610	1,045,332
SAIC Inc.(a)	54,878	1,142,011
Service Corp. International	77,952	768,607
Strayer Education Inc.	4,234	885,202
United Rentals Inc.(a)	25,098	492,172

Visa Inc. Class A(a)	133,263	10,835,615
Weight Watchers International Inc.	10,176	362,367
Western Union Co.	220,284	5,445,420

		59,265,569
COMPUTERS—4.58%
Affiliated Computer Services Inc. Class A(a)	26,733	1,429,948
Apple Inc.(a)	262,438	43,942,619
Brocade Communications Systems Inc.(a)	111,447	918,323
Cadence Design Systems Inc.(a)	76,753	775,205
Cognizant Technology Solutions Corp.(a)	86,043	2,797,258
Computer Sciences Corp.(a)	44,987	2,107,191
Dell Inc.(a)	540,474	11,825,571
Diebold Inc.	19,984	711,031
DST Systems Inc.(a)(b)	13,520	744,276
Electronic Data Systems Corp.	158,360	3,901,990
EMC Corp.(a)	615,392	9,040,108
FactSet Research Systems Inc.	12,905	727,326
Hewlett-Packard Co.	733,877	32,444,702
IHS Inc. Class A(a)	12,892	897,283
International Business Machines Corp.	408,804	48,455,538
Lexmark International Inc. Class A(a)	28,225	943,562
NCR Corp.(a)	49,869	1,256,699
NetApp Inc.(a)	103,566	2,243,240
SanDisk Corp.(a)	66,947	1,251,909
Seagate Technology	144,111	2,756,843
Sun Microsystems Inc.(a)	232,722	2,532,015
Synopsys Inc.(a)	42,951	1,026,958
Teradata Corp.(a)	53,341	1,234,311
Unisys Corp.(a)	100,741	397,927
Western Digital Corp.(a)	66,604	2,299,836

		176,661,669
COSMETICS & PERSONAL CARE—1.89%
Alberto-Culver Co.	25,582	672,039
Avon Products Inc.	127,032	4,575,693
Bare Escentuals Inc.(a)(b)	18,064	338,339
Colgate-Palmolive Co.	151,157	10,444,949
Estee Lauder Companies Inc. (The) Class A	29,149	1,353,971
Procter & Gamble Co. (The)	908,818	55,265,223

		72,650,214
DISTRIBUTION & WHOLESALE—0.23%
Central European Distribution Corp.(a)	11,238	833,298
Fastenal Co.	38,336	1,654,582
Genuine Parts Co.	48,773	1,935,313
Ingram Micro Inc. Class A(a)	50,052	888,423
LKQ Corp.(a)	40,327	728,709
Tech Data Corp.(a)	15,729	533,056
W.W. Grainger Inc.	22,778	1,863,240
WESCO International Inc.(a)	13,196	528,368

		8,964,989
DIVERSIFIED FINANCIAL SERVICES—4.78%
Affiliated Managers Group Inc.(a)	12,153	1,094,499
American Express Co.	299,657	11,288,079
AmeriCredit Corp.(a)(b)	34,116	294,080
Ameriprise Financial Inc.	66,652	2,710,737
BlackRock Inc.	5,195	919,515
Capital One Financial Corp.	111,683	4,245,071

Charles Schwab Corp. (The)	278,150	5,713,201
CIT Group Inc.	84,548	575,772
Citigroup Inc.	1,620,634	27,161,826
CME Group Inc.	16,231	6,219,557
Countrywide Financial Corp.	3,381	14,369
E*TRADE Financial Corp.(a)(b)	125,176	393,053
Eaton Vance Corp.	30,540	1,214,270
Federal Home Loan Mortgage Corp.	192,512	3,157,197
Federal National Mortgage Association	316,828	6,181,314
Federated Investors Inc. Class B	26,016	895,471
Franklin Resources Inc.	45,877	4,204,627
GLG Partners Inc.(b)	11,904	92,851
Goldman Sachs Group Inc. (The)	117,338	20,522,416
IntercontinentalExchange Inc.(a)	21,046	2,399,244
Invesco Ltd.	116,452	2,792,519
Investment Technology Group Inc.(a)	12,902	431,701
Janus Capital Group Inc.	49,217	1,302,774
Jefferies Group Inc.(b)	37,453	629,959
JPMorgan Chase & Co.	1,027,749	35,262,068
Lazard Ltd. Class A	15,016	512,796
Legg Mason Inc.	41,426	1,804,931
Lehman Brothers Holdings Inc.	164,813	3,264,946
Merrill Lynch & Co. Inc.	292,565	9,277,236
MF Global Ltd.(a)	28,500	179,835
Morgan Stanley	329,586	11,888,167
NASDAQ OMX Group Inc. (The)(a)	40,065	1,063,726
NYMEX Holdings Inc.	28,218	2,383,857
NYSE Euronext Inc.	78,969	4,000,570
Raymond James Financial Inc.	28,207	744,383
SLM Corp.(a)	138,995	2,689,553
Student Loan Corp. (The)	1,146	112,400
T. Rowe Price Group Inc.	77,313	4,365,865
TD Ameritrade Holding Corp.(a)	73,497	1,329,561
Waddell & Reed Financial Inc. Class A	25,810	903,608

		184,237,604
ELECTRIC—3.80%
AES Corp. (The)(a)	200,167	3,845,208
Allegheny Energy Inc.	49,901	2,500,539
Alliant Energy Corp.	32,736	1,121,535
Ameren Corp.	62,046	2,620,203
American Electric Power Co. Inc.	119,079	4,790,548
Calpine Corp.(a)	105,398	2,377,779
CenterPoint Energy Inc.	97,709	1,568,229
CMS Energy Corp.	66,863	996,259
Consolidated Edison Inc.	81,237	3,175,554
Constellation Energy Group Inc.	53,109	4,360,249
Dominion Resources Inc.	172,069	8,171,557
DPL Inc.	33,856	893,121
DTE Energy Co.	48,346	2,051,804
Duke Energy Corp.	377,379	6,558,847
Dynegy Inc. Class A(a)	147,402	1,260,287
Edison International	97,308	4,999,685
Energy East Corp.	46,925	1,159,986
Entergy Corp.	57,003	6,867,721
Exelon Corp.	195,285	17,567,839
FirstEnergy Corp.	91,035	7,494,912
FPL Group Inc.	121,629	7,976,430
Great Plains Energy Inc.	24,969	631,216
Hawaiian Electric Industries Inc.	23,815	588,945

Integrys Energy Group Inc.	22,567	1,147,081
MDU Resources Group Inc.	53,742	1,873,446
Mirant Corp.(a)	61,628	2,412,736
Northeast Utilities	45,877	1,171,240
NRG Energy Inc.(a)	70,223	3,012,567
NSTAR	31,763	1,074,225
OGE Energy Corp.	27,379	868,188
Pepco Holdings Inc.	59,954	1,537,820
PG&E Corp.	106,342	4,220,714
Pinnacle West Capital Corp.	29,753	915,500
PPL Corp.	111,053	5,804,740
Progress Energy Inc.	77,786	3,253,788
Public Service Enterprise Group Inc.	151,461	6,956,604
Puget Energy Inc.	38,525	924,215
Reliant Energy Inc.(a)	101,392	2,156,608
SCANA Corp.	34,650	1,282,050
Sierra Pacific Resources Corp.	69,024	877,295
Southern Co. (The)	228,383	7,975,134
TECO Energy Inc.	62,449	1,342,029
Wisconsin Energy Corp.	34,643	1,566,556
Xcel Energy Inc.	128,634	2,581,684

		146,532,673
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
AMETEK Inc.	31,600	1,492,152
Emerson Electric Co.	232,425	11,493,416
Energizer Holdings Inc.(a)	17,029	1,244,650
General Cable Corp.(a)(b)	15,543	945,792
Hubbell Inc. Class B	16,668	664,553
Molex Inc.	41,085	1,002,885

		16,843,448
ELECTRONICS—0.93%
Agilent Technologies Inc.(a)	108,677	3,862,381
Amphenol Corp. Class A	52,207	2,343,050
Applied Biosystems Group	49,922	1,671,389
Arrow Electronics Inc.(a)	36,769	1,129,544
Avnet Inc.(a)	43,979	1,199,747
AVX Corp.	14,509	164,097
Dolby Laboratories Inc. Class A(a)	15,020	605,306
FLIR Systems Inc.(a)	40,867	1,657,974
Garmin Ltd.(b)	38,136	1,633,746
Gentex Corp.	42,831	618,480
Itron Inc.(a)	10,156	998,843
Jabil Circuit Inc.	62,266	1,021,785
Mettler-Toledo International Inc.(a)	10,479	994,038
National Instruments Corp.	16,707	473,978
PerkinElmer Inc.	35,854	998,534
Thermo Fisher Scientific Inc.(a)	124,494	6,938,051
Thomas & Betts Corp.(a)	17,405	658,779
Trimble Navigation Ltd.(a)	35,275	1,259,318
Tyco Electronics Ltd.	142,293	5,096,935
Vishay Intertechnology Inc.(a)	53,582	475,272
Waters Corp.(a)	29,793	1,921,649

		35,722,896
ENERGY - ALTERNATE SOURCES—0.14%
Covanta Holding Corp.(a)	35,949	959,479
First Solar Inc.(a)	13,291	3,626,051

SunPower Corp. Class A(a)(b)	11,997	863,544

		5,449,074
ENGINEERING & CONSTRUCTION—0.53%
AECOM Technology Corp.(a)	30,146	980,649
Fluor Corp.	26,474	4,926,282
Foster Wheeler Ltd.(a)	42,904	3,138,428
Jacobs Engineering Group Inc.(a)	35,907	2,897,695
KBR Inc.	50,963	1,779,118
McDermott International Inc.(a)	67,420	4,172,624
Shaw Group Inc. (The)(a)	24,686	1,525,348
URS Corp.(a)	24,903	1,045,179

		20,465,323
ENTERTAINMENT—0.13%
DreamWorks Animation SKG Inc. Class A(a)	23,789	709,150
International Game Technology Inc.	92,154	2,302,007
International Speedway Corp. Class A	10,029	391,432
Penn National Gaming Inc.(a)	21,772	699,970
Regal Entertainment Group Class A	22,723	347,207
Scientific Games Corp. Class A(a)(b)	18,755	555,523
Warner Music Group Corp.	16,641	118,817

		5,124,106
ENVIRONMENTAL CONTROL—0.27%
Allied Waste Industries Inc.(a)	113,291	1,429,732
Nalco Holding Co.	42,859	906,468
Republic Services Inc.	46,684	1,386,515
Stericycle Inc.(a)	26,017	1,345,079
Waste Management Inc.	146,193	5,512,938

		10,580,732
FOOD—1.70%
Campbell Soup Co.	64,962	2,173,629
ConAgra Foods Inc.	145,159	2,798,666
Corn Products International Inc.	22,273	1,093,827
Dean Foods Co.(a)	40,436	793,354
Del Monte Foods Co.	58,622	416,216
General Mills Inc.	99,728	6,060,471
H.J. Heinz Co.	93,817	4,489,143
Hershey Co. (The)	45,758	1,499,947
Hormel Foods Corp.	21,091	729,960
J.M. Smucker Co. (The)	17,033	692,221
Kellogg Co.	74,424	3,573,840
Kraft Foods Inc.	451,292	12,839,257
Kroger Co. (The)	196,621	5,676,448
McCormick & Co. Inc. NVS	33,511	1,195,002
Safeway Inc.	130,377	3,722,263
Sara Lee Corp.	210,265	2,575,746
Smithfield Foods Inc.(a)	34,731	690,452
SUPERVALU Inc.	63,097	1,949,066
Sysco Corp.	178,805	4,918,926
Tyson Foods Inc. Class A	83,083	1,241,260
Whole Foods Market Inc.	42,743	1,012,582
Wm. Wrigley Jr. Co.	70,869	5,512,191

		65,654,467
FOREST PRODUCTS & PAPER—0.31%
Domtar Corp.(a)	146,144	796,485
International Paper Co.	127,306	2,966,230

MeadWestvaco Corp.	52,202	1,244,496
Plum Creek Timber Co. Inc.	50,944	2,175,818
Rayonier Inc.	23,090	980,401
Smurfit-Stone Container Corp.(a)	76,642	311,933
Temple-Inland Inc.	31,399	353,867
Weyerhaeuser Co.	62,896	3,216,501

		12,045,731
GAS—0.29%
AGL Resources Inc.	23,299	805,679
Atmos Energy Corp.	25,840	712,409
Energen Corp.	21,403	1,670,076
NiSource Inc.	80,953	1,450,678
Sempra Energy	75,060	4,237,137
Southern Union Co.	32,066	866,423
UGI Corp.	31,832	913,897
Vectren Corp.	22,108	689,991

		11,346,290
HAND & MACHINE TOOLS—0.12%
Black & Decker Corp. (The)	18,670	1,073,712
Kennametal Inc.	23,165	754,021
Lincoln Electric Holdings Inc.	12,863	1,012,318
Snap-On Inc.	17,400	904,974
Stanley Works (The)	23,151	1,037,859

		4,782,884
HEALTH CARE - PRODUCTS—3.58%
Advanced Medical Optics Inc.(a)	15,532	291,070
Baxter International Inc.	186,760	11,941,434
Beckman Coulter Inc.	18,386	1,241,607
Becton, Dickinson and Co.	72,664	5,907,583
Boston Scientific Corp.(a)	445,414	5,474,138
C.R. Bard Inc.	29,552	2,599,098
Cooper Companies Inc. (The)	12,962	481,538
Covidien Ltd.	148,710	7,121,722
DENTSPLY International Inc.	44,316	1,630,829
Edwards Lifesciences Corp.(a)	16,330	1,013,113
Gen-Probe Inc.(a)	15,613	741,305
Henry Schein Inc.(a)	26,243	1,353,352
Hill-Rom Holdings Inc.(b)	18,398	496,378
Hologic Inc.(a)	76,168	1,660,462
IDEXX Laboratories Inc.(a)	18,406	897,108
Intuitive Surgical Inc.(a)	11,531	3,106,451
Inverness Medical Innovations Inc.(a)	23,093	765,995
Johnson & Johnson	838,924	53,976,370
Kinetic Concepts Inc.(a)(b)	15,993	638,281
Medtronic Inc.	334,304	17,300,232
Patterson Companies Inc.(a)	38,462	1,130,398
ResMed Inc.(a)	23,216	829,740
St. Jude Medical Inc.(a)	101,093	4,132,682
Stryker Corp.	91,006	5,722,457
TECHNE Corp.(a)	11,875	919,006
Varian Medical Systems Inc.(a)	37,390	1,938,672
Zimmer Holdings Inc.(a)	68,909	4,689,257

		138,000,278
HEALTH CARE - SERVICES—1.05%
Aetna Inc.	144,267	5,847,142
Brookdale Senior Living Inc.	10,918	222,290

Community Health Systems Inc.(a)	28,610	943,558
Covance Inc.(a)	18,774	1,614,939
Coventry Health Care Inc.(a)	45,098	1,371,881
DaVita Inc.(a)	31,728	1,685,709
Health Management Associates Inc. Class A(a)	70,171	456,813
Health Net Inc.(a)	33,108	796,578
Humana Inc.(a)	50,490	2,007,987
Laboratory Corp. of America Holdings(a)	32,979	2,296,328
LifePoint Hospitals Inc.(a)(b)	16,141	456,790
Lincare Holdings Inc.(a)(b)	21,956	623,550
Pediatrix Medical Group Inc.(a)	14,485	713,097
Quest Diagnostics Inc.	47,091	2,282,501
Tenet Healthcare Corp.(a)	144,193	801,713
UnitedHealth Group Inc.	365,766	9,601,358
Universal Health Services Inc. Class B	13,950	881,919
WellCare Health Plans Inc.(a)	11,994	433,583
WellPoint Inc.(a)	156,625	7,464,748

		40,502,484
HOLDING COMPANIES - DIVERSIFIED—0.11%
Leucadia National Corp.	52,458	2,462,379
Walter Industries Inc.	15,588	1,695,507

		4,157,886
HOME BUILDERS—0.13%
Centex Corp.	35,228	470,998
D.R. Horton Inc.	93,544	1,014,952
KB Home	23,703	401,292
Lennar Corp. Class A	39,697	489,861
M.D.C. Holdings Inc.	10,065	393,139
NVR Inc.(a)(b)	1,214	607,097
Pulte Homes Inc.	63,440	610,927
Thor Industries Inc.(b)	9,651	205,180
Toll Brothers Inc.(a)(b)	38,346	718,221

		4,911,667
HOME FURNISHINGS—0.06%
Harman International Industries Inc.	17,877	739,929
Whirlpool Corp.	22,354	1,379,912

		2,119,841
HOUSEHOLD PRODUCTS & WARES—0.40%
Avery Dennison Corp.	31,697	1,392,449
Church & Dwight Co. Inc.	19,609	1,104,967
Clorox Co. (The)	41,412	2,161,706
Fortune Brands Inc.	45,455	2,836,847
Jarden Corp.(a)(b)	20,019	365,147
Kimberly-Clark Corp.	124,560	7,446,197
Scotts Miracle-Gro Co. (The) Class A	12,737	223,789

		15,531,102
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	83,066	1,394,678
Toro Co. (The)	11,751	390,956

		1,785,634
INSURANCE—3.51%
ACE Ltd.	99,128	5,460,962
Aflac Inc.	141,509	8,886,765
Alleghany Corp.(a)	1,456	483,465

Allied World Assurance Holdings Ltd.	13,946	552,541
Allstate Corp. (The)	163,952	7,474,572
American Financial Group Inc.	23,881	638,817
American International Group Inc.	691,542	18,298,201
American National Insurance Co.	4,719	462,556
Aon Corp.	88,917	4,084,847
Arch Capital Group Ltd.(a)	14,586	967,344
Arthur J. Gallagher & Co.	27,507	662,919
Assurant Inc.	35,189	2,321,066
Axis Capital Holdings Ltd.	44,287	1,320,195
Brown & Brown Inc.	33,773	587,312
Chubb Corp.	108,807	5,332,631
CIGNA Corp.	83,603	2,958,710
Cincinnati Financial Corp.	43,380	1,101,852
CNA Financial Corp.	8,674	218,151
Conseco Inc.(a)	54,659	542,217
Endurance Specialty Holdings Ltd.	15,940	490,793
Erie Indemnity Co. Class A	9,521	439,394
Everest Re Group Ltd.	18,438	1,469,693
Fidelity National Financial Inc.	63,620	801,612
First American Corp.	27,458	724,891
Genworth Financial Inc. Class A	129,872	2,313,020
Hanover Insurance Group Inc. (The)	15,938	677,365
Hartford Financial Services Group Inc. (The)	93,689	6,049,499
HCC Insurance Holdings Inc.	33,526	708,740
Lincoln National Corp.	77,197	3,498,568
Loews Corp.	93,459	4,383,227
Markel Corp.(a)	3,020	1,108,340
Marsh & McLennan Companies Inc.	152,279	4,043,007
MBIA Inc.(b)	63,634	279,353
Mercury General Corp.	7,692	359,370
MetLife Inc.	134,477	7,096,351
MGIC Investment Corp.	37,510	229,186
Nationwide Financial Services Inc. Class A	13,749	660,089
Old Republic International Corp.	68,965	816,546
OneBeacon Insurance Group Ltd.	8,314	146,077
PartnerRe Ltd.	16,162	1,117,279
Philadelphia Consolidated Holding Corp.(a)	17,687	600,827
Principal Financial Group Inc.	77,078	3,234,964
Progressive Corp. (The)	201,690	3,775,637
Protective Life Corp.	21,071	801,752
Prudential Financial Inc.	129,136	7,714,585
Reinsurance Group of America Inc.	8,566	372,792
RenaissanceRe Holdings Ltd.	19,459	869,234
Safeco Corp.	26,526	1,781,486
StanCorp Financial Group Inc.	14,358	674,252
Torchmark Corp.	26,883	1,576,688
Transatlantic Holdings Inc.	8,351	471,581
Travelers Companies Inc. (The)	180,013	7,812,564
Unitrin Inc.	12,252	337,788
Unum Group	103,094	2,108,272
W.R. Berkley Corp.	42,678	1,031,100
Wesco Financial Corp.	391	149,362
White Mountains Insurance Group Ltd.	2,625	1,126,125
XL Capital Ltd. Class A	53,301	1,095,869

		135,302,401
INTERNET—2.10%
Akamai Technologies Inc.(a)(b)	49,838	1,733,864
Amazon.com Inc.(a)	93,753	6,874,907

eBay Inc.(a)	330,315	9,027,509
Equinix Inc.(a)	9,735	868,557
Expedia Inc.(a)	61,787	1,135,645
F5 Networks Inc.(a)	24,270	689,753
Google Inc. Class A(a)	70,508	37,116,821
HLTH Corp.(a)(b)	53,133	601,466
IAC/InterActiveCorp(a)	54,850	1,057,508
Liberty Media Corp. - Liberty Interactive Group Series A(a)	176,781	2,609,288
McAfee Inc.(a)	48,123	1,637,626
Priceline.com Inc.(a)	11,477	1,325,134
Sohu.com Inc.(a)	8,437	594,302
Symantec Corp.(a)	250,090	4,839,242
VeriSign Inc.(a)	57,923	2,189,489
WebMD Health Corp. Class A(a)(b)	2,125	59,288
Yahoo! Inc.(a)	410,240	8,475,558

		80,835,957
INVESTMENT COMPANIES—0.05%
Allied Capital Corp.(b)	48,050	667,415
American Capital Strategies Ltd.(b)	60,393	1,435,542

		2,102,957
IRON & STEEL—0.66%
AK Steel Holding Corp.	33,523	2,313,087
Allegheny Technologies Inc.	30,131	1,786,166
Carpenter Technology Corp.	14,609	637,683
Cleveland-Cliffs Inc.	26,968	3,214,316
Nucor Corp.	94,131	7,028,762
Reliance Steel & Aluminum Co.	18,664	1,438,808
Schnitzer Steel Industries Inc. Class A	6,425	736,305
Steel Dynamics Inc.	49,883	1,948,929
United States Steel Corp.	35,040	6,474,691

		25,578,747
LEISURE TIME—0.20%
Carnival Corp.	129,835	4,279,362
Harley-Davidson Inc.	70,409	2,553,030
Royal Caribbean Cruises Ltd.	41,058	922,573

		7,754,965
LODGING—0.28%
Boyd Gaming Corp.	16,323	205,017
Choice Hotels International Inc.	9,057	240,011
Las Vegas Sands Corp.(a)(b)	31,276	1,483,733
Marriott International Inc. Class A	87,992	2,308,910
MGM MIRAGE(a)	36,931	1,251,592
Orient-Express Hotels Ltd.	12,793	555,728
Starwood Hotels & Resorts Worldwide Inc.	55,587	2,227,371
Wyndham Worldwide Corp.	53,725	962,215
Wynn Resorts Ltd.	18,347	1,492,528

		10,727,105
MACHINERY—1.10%
AGCO Corp.(a)	27,119	1,421,307
Bucyrus International Inc.	22,280	1,626,886
Caterpillar Inc.	183,121	13,517,992
Cummins Inc.	60,457	3,961,143
Deere & Co.	128,276	9,252,548
Flowserve Corp.	17,210	2,352,607

Gardner Denver Inc.(a)	15,321	870,233
Graco Inc.	18,534	705,589
IDEX Corp.	24,842	915,179
Joy Global Inc.	32,607	2,472,589
Manitowoc Co. Inc. (The)	38,693	1,258,683
Rockwell Automation Inc.	43,683	1,910,258
Terex Corp.(a)	30,098	1,546,134
Zebra Technologies Corp. Class A(a)	19,359	631,878

		42,443,026
MANUFACTURING—4.18%
AptarGroup Inc.	20,256	849,739
Brink’s Co. (The)	12,076	790,012
Carlisle Companies Inc.	18,675	541,575
Cooper Industries Ltd.	51,792	2,045,784
Crane Co.	14,872	573,018
Danaher Corp.	76,124	5,884,385
Donaldson Co. Inc.	23,757	1,060,512
Dover Corp.	56,466	2,731,260
Eastman Kodak Co.	85,869	1,239,090
Eaton Corp.	49,165	4,177,550
General Electric Co.	2,967,126	79,192,593
Harsco Corp.	24,943	1,357,149
Honeywell International Inc.	220,736	11,098,606
Illinois Tool Works Inc.	139,995	6,651,162
Ingersoll-Rand Co. Ltd. Class A	93,204	3,488,626
ITT Industries Inc.	54,306	3,439,199
Leggett & Platt Inc.	50,308	843,665
Pall Corp.	36,341	1,442,011
Parker Hannifin Corp.	49,937	3,561,507
Pentair Inc.	29,703	1,040,199
Roper Industries Inc.	26,077	1,717,953
SPX Corp.	15,908	2,095,561
Teleflex Inc.	11,873	660,020
Textron Inc.	74,197	3,556,262
3M Co.	209,655	14,589,890
Trinity Industries Inc.	24,297	842,863
Tyco International Ltd.	143,545	5,747,542

		161,217,733
MEDIA—2.69%
Cablevision Systems Corp.(a)	66,500	1,502,900
CBS Corp. Class B	175,567	3,421,801
Central European Media Enterprises Ltd.(a)	10,724	970,844
Clear Channel Communications Inc.	148,131	5,214,211
Comcast Corp. Class A	834,695	15,834,164
CTC Media Inc.(a)	15,113	372,687
DIRECTV Group Inc. (The)(a)	177,362	4,595,449
Discovery Holding Co. Class A(a)	83,374	1,830,893
Dish Network Corp. Class A(a)	60,762	1,779,111
E.W. Scripps Co. (The) Class A	25,348	1,052,956
Gannett Co. Inc.	68,069	1,475,055
Hearst-Argyle Television Inc.	7,263	139,450
John Wiley & Sons Inc. Class A	11,989	539,865
Liberty Global Inc. Class A(a)	97,866	3,075,928
Liberty Media Corp. - Liberty Capital Group Series A(a)	38,614	556,042
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	153,514	3,719,644
McGraw-Hill Companies Inc. (The)	95,632	3,836,756

Meredith Corp.	11,740	332,125
New York Times Co. (The) Class A(b)	43,433	668,434
News Corp. Class A	689,443	10,369,223
Sirius Satellite Radio Inc.(a)(b)	432,206	829,836
Time Warner Cable Inc. Class A(a)	45,935	1,216,359
Time Warner Inc.	1,065,390	15,767,772
Viacom Inc. Class B(a)	166,505	5,085,063
Walt Disney Co. (The)	567,134	17,694,581
Washington Post Co. (The) Class B	1,839	1,079,309
XM Satellite Radio Holdings Inc. Class A(a)	95,107	745,639

		103,706,097
METAL FABRICATE & HARDWARE—0.17%
Commercial Metals Co.	33,968	1,280,594
Precision Castparts Corp.	41,467	3,996,175
Timken Co. (The)	24,597	810,225
Valmont Industries Inc.	5,630	587,153

		6,674,147
MINING—0.88%
Alcoa Inc.	243,370	8,668,839
Century Aluminum Co.(a)	8,755	582,120
Freeport-McMoRan Copper & Gold Inc.	114,089	13,370,090
Newmont Mining Corp.	129,962	6,778,818
Southern Copper Corp.	21,800	2,324,534
Titanium Metals Corp.	23,025	322,120
Vulcan Materials Co.	32,582	1,947,752

		33,994,273
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	61,801	2,107,414
Xerox Corp.	267,653	3,629,375

		5,736,789
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	18,460	185,154

		185,154
OIL & GAS—11.78%
Anadarko Petroleum Corp.	139,361	10,429,777
Apache Corp.	99,179	13,785,881
Atwood Oceanics Inc.(a)	8,326	1,035,255
Cabot Oil & Gas Corp.	28,827	1,952,453
Chesapeake Energy Corp.	160,860	10,610,326
Chevron Corp.	615,728	61,037,117
Cimarex Energy Co.	24,913	1,735,689
CNX Gas Corp.(a)	7,999	336,278
ConocoPhillips	459,151	43,339,263
Continental Resources Inc.(a)	8,606	596,568
Denbury Resources Inc.(a)	72,781	2,656,507
Devon Energy Corp.	133,064	15,988,970
Diamond Offshore Drilling Inc.	20,424	2,841,795
Encore Acquisition Co.(a)	15,875	1,193,641
ENSCO International Inc.	42,962	3,468,752
EOG Resources Inc.	73,923	9,698,698
Exxon Mobil Corp.	1,572,861	138,616,240
Forest Oil Corp.(a)	26,416	1,967,992
Frontier Oil Corp.	30,946	739,919
Helmerich & Payne Inc.	30,767	2,215,839
Hess Corp.	83,745	10,567,782

Holly Corp.	12,173	449,427
Marathon Oil Corp.	210,743	10,931,239
Mariner Energy Inc.(a)	26,136	966,248
Murphy Oil Corp.	56,439	5,533,844
Nabors Industries Ltd.(a)	83,867	4,128,772
Newfield Exploration Co.(a)	39,029	2,546,642
Noble Corp.	80,467	5,227,136
Noble Energy Inc.	51,325	5,161,242
Occidental Petroleum Corp.	244,323	21,954,865
Patterson-UTI Energy Inc.	45,914	1,654,741
Petrohawk Energy Corp.(a)	64,894	3,005,241
Pioneer Natural Resources Co.	35,594	2,786,298
Plains Exploration & Production Co.(a)	31,995	2,334,675
Pride International Inc.(a)	49,893	2,359,440
Quicksilver Resources Inc.(a)	30,215	1,167,508
Range Resources Corp.	45,938	3,010,777
Rowan Companies Inc.	32,827	1,534,662
SandRidge Energy Inc.(a)	27,458	1,773,238
Southwestern Energy Co.(a)	101,839	4,848,555
St. Mary Land & Exploration Co.	18,318	1,184,076
Sunoco Inc.	34,789	1,415,564
Tesoro Corp.	41,009	810,748
Transocean Inc.(a)	94,924	14,465,468
Unit Corp.(a)	14,021	1,163,322
Valero Energy Corp.	157,325	6,478,644
W&T Offshore Inc.	8,975	525,127
Whiting Petroleum Corp.(a)	12,607	1,337,351
XTO Energy Inc.	152,078	10,418,864

		453,988,456
OIL & GAS SERVICES—2.77%
Baker Hughes Inc.	91,693	8,008,467
BJ Services Co.	87,503	2,794,846
Cameron International Corp.(a)	64,496	3,569,854
Dresser-Rand Group Inc.(a)	25,548	998,927
Exterran Holdings Inc.(a)	19,541	1,396,986
FMC Technologies Inc.(a)	38,122	2,932,725
Global Industries Ltd.(a)	34,310	615,178
Halliburton Co.	259,695	13,782,014
Helix Energy Solutions Group Inc.(a)	27,158	1,130,859
Hercules Offshore Inc.(a)	26,448	1,005,553
Key Energy Services Inc.(a)	37,296	724,288
National Oilwell Varco Inc.(a)	123,321	10,941,039
Oceaneering International Inc.(a)	16,223	1,249,982
Oil States International Inc.(a)	14,758	936,248
Schlumberger Ltd.	355,157	38,154,517
SEACOR Holdings Inc.(a)	6,675	597,479
Smith International Inc.	60,055	4,992,973
Superior Energy Services Inc.(a)	24,156	1,331,962
Tetra Technologies Inc.(a)	20,988	497,625
Tidewater Inc.	15,547	1,011,021
Weatherford International Ltd.(a)	202,118	10,023,032

		106,695,575
PACKAGING & CONTAINERS—0.24%
Ball Corp.	29,114	1,389,902
Bemis Co. Inc.	29,661	665,000
Crown Holdings Inc.(a)	48,699	1,265,687
Greif Inc. Class A	9,919	635,114
Owens-Illinois Inc.(a)	49,584	2,067,157

Packaging Corp. of America	30,897	664,594
Pactiv Corp.(a)	39,048	828,989
Sealed Air Corp.	48,063	913,678
Sonoco Products Co.	29,862	924,229

		9,354,350
PHARMACEUTICALS—5.04%
Abbott Laboratories	459,420	24,335,477
Allergan Inc.	90,857	4,729,107
AmerisourceBergen Corp.	47,933	1,916,841
Amylin Pharmaceuticals Inc.(a)(b)	40,797	1,035,836
APP Pharmaceuticals Inc.(a)	7,484	125,132
Barr Pharmaceuticals Inc.(a)	32,431	1,461,989
BioMarin Pharmaceutical Inc.(a)	29,340	850,273
Bristol-Myers Squibb Co.	588,987	12,091,903
Cardinal Health Inc.	106,226	5,479,137
Cephalon Inc.(a)	19,640	1,309,792
Eli Lilly and Co.	297,414	13,728,630
Endo Pharmaceuticals Holdings Inc.(a)	35,797	865,929
Express Scripts Inc.(a)	62,642	3,928,906
Forest Laboratories Inc.(a)	90,720	3,151,613
Gilead Sciences Inc.(a)	274,594	14,539,752
Herbalife Ltd.	19,389	751,324
Hospira Inc.(a)	46,990	1,884,769
ImClone Systems Inc.(a)	17,940	725,852
King Pharmaceuticals Inc.(a)	73,422	768,728
Medco Health Solutions Inc.(a)	150,821	7,118,751
Merck & Co. Inc.	638,983	24,083,269
Mylan Inc.(a)	89,670	1,082,317
NBTY Inc.(a)	16,104	516,294
Omnicare Inc.	31,719	831,672
Perrigo Co.	23,184	736,556
Pfizer Inc.	2,013,882	35,182,519
Schering-Plough Corp.	482,892	9,508,143
Sepracor Inc.(a)	31,859	634,631
VCA Antech Inc.(a)	25,054	696,000
Warner Chilcott Ltd. Class A(a)	26,277	445,395
Watson Pharmaceuticals Inc.(a)	30,704	834,228
Wyeth	396,903	19,035,468

		194,386,233
PIPELINES—0.68%
El Paso Corp.	210,116	4,567,922
Equitable Resources Inc.	38,973	2,691,475
National Fuel Gas Co.	24,238	1,441,676
ONEOK Inc.	30,986	1,513,046
Questar Corp.	51,951	3,690,599
Spectra Energy Corp.	188,477	5,416,829
Williams Companies Inc. (The)	173,962	7,012,408

		26,333,955
REAL ESTATE—0.08%
CB Richard Ellis Group Inc. Class A(a)	51,544	989,645
Forest City Enterprises Inc. Class A	21,503	692,827
Jones Lang LaSalle Inc.	9,423	567,170
St. Joe Co. (The)(b)	27,301	936,970

		3,186,612
REAL ESTATE INVESTMENT TRUSTS—1.62%
Alexandria Real Estate Equities Inc.	9,555	930,084

AMB Property Corp.	29,371	1,479,711
Annaly Capital Management Inc.	161,378	2,502,973
Apartment Investment and Management Co. Class A	26,706	909,606
AvalonBay Communities Inc.	22,915	2,043,101
Boston Properties Inc.	35,640	3,215,441
Brandywine Realty Trust	27,412	432,013
BRE Properties Inc. Class A	14,331	620,246
Camden Property Trust	15,576	689,394
CapitalSource Inc.	45,414	503,187
CBL & Associates Properties Inc.	18,932	432,407
Developers Diversified Realty Corp.	35,664	1,237,897
Digital Realty Trust Inc.	19,672	804,782
Douglas Emmett Inc.	36,102	793,161
Duke Realty Corp.	44,368	996,062
Equity Residential	80,912	3,096,502
Essex Property Trust Inc.	7,363	784,160
Federal Realty Investment Trust	17,828	1,230,132
General Growth Properties Inc.	67,528	2,365,506
HCP Inc.	69,924	2,224,282
Health Care REIT Inc.	26,709	1,188,551
Hospitality Properties Trust	28,070	686,592
Host Hotels & Resorts Inc.	155,052	2,116,460
HRPT Properties Trust	66,178	448,025
iStar Financial Inc.	40,704	537,700
Kilroy Realty Corp.	9,551	449,184
Kimco Realty Corp.	63,647	2,197,094
Liberty Property Trust	27,704	918,388
Macerich Co. (The)	22,242	1,381,895
Mack-Cali Realty Corp.	19,556	668,229
Nationwide Health Properties Inc.	28,679	903,102
ProLogis	78,029	4,240,876
Public Storage	37,440	3,024,778
Regency Centers Corp.	20,559	1,215,448
Simon Property Group Inc.	66,900	6,013,641
SL Green Realty Corp.	17,487	1,446,525
Taubman Centers Inc.	16,080	782,292
UDR Inc.	38,174	854,334
Ventas Inc.	39,041	1,661,975
Vornado Realty Trust	40,508	3,564,704
Weingarten Realty Investors(b)	23,038	698,512

		62,288,952
RETAIL—4.97%
Abercrombie & Fitch Co. Class A	25,778	1,615,765
Advance Auto Parts Inc.	28,341	1,100,481
American Eagle Outfitters Inc.	51,518	702,190
AnnTaylor Stores Corp.(a)	17,578	421,169
AutoNation Inc.(a)(b)	34,220	342,884
AutoZone Inc.(a)	12,238	1,480,920
Barnes & Noble Inc.	10,771	267,552
Bed Bath & Beyond Inc.(a)	77,086	2,166,117
Best Buy Co. Inc.	99,416	3,936,874
Big Lots Inc.(a)(b)	24,220	756,633
BJ’s Wholesale Club Inc.(a)	17,778	688,009
Brinker International Inc.	30,856	583,178
Burger King Holdings Inc.	23,880	639,745
CarMax Inc.(a)(b)	64,151	910,303
Chipotle Mexican Grill Inc. Class A(a)	9,818	811,163
Copart Inc.(a)	20,529	879,052

Costco Wholesale Corp.	128,971	9,046,026
CVS Caremark Corp.	425,509	16,837,391
Darden Restaurants Inc.	41,653	1,330,397
Dick’s Sporting Goods Inc.(a)	24,301	431,100
Dollar Tree Inc.(a)	26,931	880,374
Family Dollar Stores Inc.	41,929	836,064
Foot Locker Inc.	44,962	559,777
GameStop Corp. Class A(a)	48,611	1,963,884
Gap Inc. (The)	144,919	2,415,800
Home Depot Inc.	503,101	11,782,625
J.C. Penney Co. Inc.	66,022	2,395,938
Kohl’s Corp.(a)	91,956	3,681,918
Limited Brands Inc.	84,800	1,428,880
Lowe’s Companies Inc.	435,223	9,030,877
Macy’s Inc.	125,434	2,435,928
McDonald’s Corp.	337,432	18,970,427
MSC Industrial Direct Co. Inc. Class A	13,174	581,105
Nordstrom Inc.	54,180	1,641,654
Office Depot Inc.(a)	81,019	886,348
OfficeMax Inc.	21,842	303,604
O’Reilly Automotive Inc.(a)	33,978	759,408
Panera Bread Co. Class A(a)(b)	8,335	385,577
Penske Automotive Group Inc.	12,120	178,649
PetSmart Inc.	38,096	760,015
RadioShack Corp.	40,794	500,542
Rite Aid Corp.(a)(b)	151,313	240,588
Ross Stores Inc.	39,669	1,409,043
Saks Inc.(a)	42,246	463,861
Sears Holdings Corp.(a)(b)	17,564	1,293,764
Staples Inc.	209,001	4,963,774
Starbucks Corp.(a)	216,704	3,410,921
Target Corp.	234,754	10,913,713
Tiffany & Co.	37,556	1,530,407
Tim Hortons Inc.	54,977	1,577,290
TJX Companies Inc. (The)	126,431	3,978,784
Urban Outfitters Inc.(a)	33,938	1,058,526
Walgreen Co.	294,843	9,585,346
Wal-Mart Stores Inc.	667,905	37,536,261
Wendy’s International Inc.	23,395	636,812
Williams-Sonoma Inc.	28,085	557,206
Yum! Brands Inc.	141,721	4,972,990

		191,455,629
SAVINGS & LOANS—0.26%
Astoria Financial Corp.	24,804	498,064
Capitol Federal Financial	6,410	241,080
Hudson City Bancorp Inc.	154,547	2,577,844
New York Community Bancorp Inc.	101,759	1,815,381
People’s United Financial Inc.	102,985	1,606,566
Sovereign Bancorp Inc.	132,081	972,116
TFS Financial Corp.	30,547	354,040
Washington Federal Inc.	25,276	457,496
Washington Mutual Inc.	315,898	1,557,377

		10,079,964
SEMICONDUCTORS—2.53%
Advanced Micro Devices Inc.(a)	178,898	1,042,975
Altera Corp.	89,249	1,847,454
Analog Devices Inc.	86,362	2,743,721
Applied Materials Inc.	402,948	7,692,277

Atmel Corp.(a)	134,404	467,726
Broadcom Corp. Class A(a)	153,034	4,176,298
Cree Inc.(a)(b)	27,429	625,655
Cypress Semiconductor Corp.(a)	44,819	1,109,270
Fairchild Semiconductor International Inc. Class A(a)	35,904	421,154
Integrated Device Technology Inc.(a)	52,881	525,637
Intel Corp.	1,705,121	36,625,999
International Rectifier Corp.(a)	20,966	402,547
Intersil Corp. Class A	37,480	911,514
KLA-Tencor Corp.	51,060	2,078,653
Lam Research Corp.(a)	36,764	1,329,019
Linear Technology Corp.	66,778	2,174,959
LSI Corp.(a)	189,763	1,165,145
Marvell Technology Group Ltd.(a)	144,389	2,549,910
MEMC Electronic Materials Inc.(a)	67,385	4,146,873
Microchip Technology Inc.	55,865	1,706,117
Micron Technology Inc.(a)(b)	228,529	1,371,174
National Semiconductor Corp.	72,189	1,482,762
Novellus Systems Inc.(a)	30,641	649,283
NVIDIA Corp.(a)	165,130	3,091,234
ON Semiconductor Corp.(a)	118,076	1,082,757
QLogic Corp.(a)	41,078	599,328
Rambus Inc.(a)	31,302	596,929
Silicon Laboratories Inc.(a)	14,494	523,088
Teradyne Inc.(a)	52,270	578,629
Texas Instruments Inc.	393,765	11,088,422
Varian Semiconductor Equipment Associates Inc.(a)	22,004	766,179
Xilinx Inc.	83,129	2,099,007

		97,671,695
SOFTWARE—3.95%
Activision Inc.(a)	88,339	3,009,710
Adobe Systems Inc.(a)	158,315	6,236,028
ANSYS Inc.(a)	23,338	1,099,687
Autodesk Inc.(a)	66,514	2,248,838
Automatic Data Processing Inc.	154,318	6,465,924
BMC Software Inc.(a)	56,857	2,046,852
Broadridge Financial Solutions Inc.	41,651	876,754
CA Inc.	115,616	2,669,573
Cerner Corp.(a)(b)	19,576	884,444
Citrix Systems Inc.(a)	54,635	1,606,815
Compuware Corp.(a)	77,393	738,329
Dun & Bradstreet Corp. (The)	16,821	1,474,192
Electronic Arts Inc.(a)	94,792	4,211,609
Fidelity National Information Services Inc.	57,094	2,107,340
Fiserv Inc.(a)	48,807	2,214,374
Global Payments Inc.	24,009	1,118,819
IMS Health Inc.	54,291	1,264,980
Intuit Inc.(a)	95,569	2,634,837
MasterCard Inc. Class A	21,638	5,745,322
Metavante Technologies Inc.(a)	25,256	571,291
Microsoft Corp.	2,389,810	65,743,673
MSCI Inc. Class A(a)	13,101	475,435
NAVTEQ Corp.(a)	29,107	2,241,239
Novell Inc.(a)	106,723	628,598
Nuance Communications Inc.(a)	51,313	804,075
Oracle Corp.(a)	1,159,350	24,346,350
Paychex Inc.	95,334	2,982,048

Red Hat Inc.(a)	57,471	1,189,075
Salesforce.com Inc.(a)	31,304	2,135,872
SEI Investments Co.	39,342	925,324
Total System Services Inc.	48,681	1,081,692
VMware Inc. Class A(a)(b)	12,340	664,632

		152,443,731
TELECOMMUNICATIONS—5.53%
ADC Telecommunications Inc.(a)	33,967	501,693
Amdocs Ltd.(a)	58,927	1,733,632
American Tower Corp. Class A(a)	118,698	5,014,991
AT&T Inc.	1,768,547	59,582,348
CenturyTel Inc.	31,480	1,120,373
Ciena Corp.(a)	25,332	586,942
Cisco Systems Inc.(a)	1,758,450	40,901,547
Citizens Communications Co.	96,513	1,094,457
Clearwire Corp. Class A(a)(b)	19,987	259,032
CommScope Inc.(a)	20,805	1,097,880
Corning Inc.	468,816	10,806,209
Crown Castle International Corp.(a)	84,074	3,256,186
EchoStar Corp.(a)	12,172	380,010
Embarq Corp.	43,916	2,075,909
Harris Corp.	40,259	2,032,677
JDS Uniphase Corp.(a)	65,356	742,444
Juniper Networks Inc.(a)	156,267	3,466,002
Leap Wireless International Inc.(a)	15,609	673,841
Level 3 Communications Inc.(a)(b)	461,120	1,360,304
MetroPCS Communications Inc.(a)	72,507	1,284,099
Motorola Inc.	671,347	4,927,687
NeuStar Inc. Class A(a)	21,957	473,393
NII Holdings Inc. Class B(a)	49,889	2,369,229
QUALCOMM Inc.	481,852	21,379,773
Qwest Communications International Inc.	447,730	1,759,579
SBA Communications Corp.(a)	32,323	1,163,951
Sprint Nextel Corp.	826,631	7,852,994
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	31,042	1,467,355
Tellabs Inc.(a)	119,923	557,642
United States Cellular Corp.(a)	4,799	271,383
Verizon Communications Inc.	848,583	30,039,838
Virgin Media Inc.	88,793	1,208,473
Windstream Corp.	135,026	1,666,221

		213,108,094
TEXTILES—0.06%
Cintas Corp.	40,207	1,065,888
Mohawk Industries Inc.(a)	16,338	1,047,266

		2,113,154
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	36,697	1,310,817
Mattel Inc.	109,262	1,870,565

		3,181,382
TRANSPORTATION—1.78%
Alexander & Baldwin Inc.	12,237	557,395
Burlington Northern Santa Fe Corp.	83,792	8,369,983
C.H. Robinson Worldwide Inc.	50,879	2,790,204
Con-way Inc.	14,065	664,712
CSX Corp.	120,549	7,571,683

Expeditors International Washington Inc.	64,035	2,753,505
FedEx Corp.	92,116	7,257,820
Frontline Ltd.(b)	14,436	1,007,344
J.B. Hunt Transport Services Inc.	24,277	807,939
Kansas City Southern Industries Inc.(a)(b)	23,051	1,014,013
Kirby Corp.(a)	16,113	773,424
Landstar System Inc.	15,731	868,666
Norfolk Southern Corp.	111,847	7,009,451
Overseas Shipholding Group Inc.	7,276	578,588
Ryder System Inc.	17,063	1,175,299
Teekay Corp.	12,580	568,364
Union Pacific Corp.	153,830	11,614,165
United Parcel Service Inc. Class B	203,598	12,515,169
UTi Worldwide Inc.	30,596	610,390

		68,508,114
TRUCKING & LEASING—0.02%
GATX Corp.	14,077	624,033

		624,033
WATER—0.03%
American Water Works Co. Inc.(a)	18,809	417,184
Aqua America Inc.	39,671	633,546

		1,050,730

TOTAL COMMON STOCKS
(Cost: $4,621,332,571)		3,844,553,095

Security	Shares	Value
SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	7,325,813	7,325,813
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	32,407,027	32,407,027

		39,732,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,732,840)		39,732,840

TOTAL INVESTMENTS IN SECURITIES—100.76%
(Cost: $4,661,065,411)		3,884,285,935
Other Assets, Less Liabilities—(0.76)%		(29,373,133)

NET ASSETS—100.00%		$3,854,912,802

NVS   -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.30%
Clear Channel Outdoor Holdings Inc. Class A(a)	62,568	$1,115,587
Interpublic Group of Companies Inc. (The)(a)(b)	799,336	6,874,290
Lamar Advertising Co.(a)(b)	152,236	5,485,063
Omnicom Group Inc.	585,113	26,259,871

		39,734,811
AEROSPACE & DEFENSE—2.33%
Alliant Techsystems Inc.(a)(b)	28,267	2,874,189
BE Aerospace Inc.(a)	170,909	3,980,471
Boeing Co. (The)	1,485,118	97,601,955
Goodrich Corp.	247,477	11,745,258
L-3 Communications Holdings Inc.	188,096	17,092,284
Lockheed Martin Corp.	649,874	64,116,569
Northrop Grumman Corp.	172,584	11,545,870
Raytheon Co.	303,817	17,098,821
Rockwell Collins Inc.	318,050	15,253,678
United Technologies Corp.	1,096,300	67,641,710

		308,950,805
AGRICULTURE—3.16%
Altria Group Inc.	3,095,966	63,653,061
Lorillard Inc.(a)	180,330	12,471,623
Monsanto Co.	1,084,560	137,131,766
Philip Morris International Inc.	4,168,786	205,896,341

		419,152,791
AIRLINES—0.03%
AMR Corp.(a)(b)	248,272	1,271,153
Copa Holdings SA Class A	43,288	1,218,990
Delta Air Lines Inc.(a)(b)	292,312	1,666,178

		4,156,321
APPAREL—0.61%
Coach Inc.(a)	674,316	19,474,246
Guess? Inc.	119,339	4,469,246
Hanesbrands Inc.(a)	185,229	5,027,115
Nike Inc. Class B	699,114	41,674,186
Phillips-Van Heusen Corp.	89,042	3,260,718
Polo Ralph Lauren Corp.	110,943	6,965,002

		80,870,513
AUTO MANUFACTURERS—0.24%
Oshkosh Corp.(b)	102,769	2,126,291
PACCAR Inc.	721,304	30,172,147

		32,298,438
AUTO PARTS & EQUIPMENT—0.19%
BorgWarner Inc.	200,554	8,900,587

Goodyear Tire & Rubber Co. (The)(a)	306,060	5,457,050
Johnson Controls Inc.	178,470	5,118,520
WABCO Holdings Inc.	129,780	6,029,579

		25,505,736
BANKS—0.30%
Northern Trust Corp.	392,598	26,920,445
State Street Corp.	204,185	13,065,798

		39,986,243
BEVERAGES—3.15%
Anheuser-Busch Companies Inc.	778,822	48,380,423
Brown-Forman Corp. Class B	121,709	9,197,549
Coca-Cola Co. (The)	3,236,450	168,230,671
Hansen Natural Corp.(a)(b)	143,219	4,127,572
PepsiCo Inc.	2,946,615	187,375,248

		417,311,463
BIOTECHNOLOGY—1.72%
Abraxis BioScience Inc.(a)	12,198	774,085
Biogen Idec Inc.(a)	573,502	32,053,027
Celgene Corp.(a)	861,381	55,016,404
Charles River Laboratories International Inc.(a)	61,199	3,911,840
Genentech Inc.(a)	917,972	69,674,075
Genzyme Corp.(a)	528,212	38,041,828
Illumina Inc.(a)	112,281	9,780,798
Invitrogen Corp.(a)	55,590	2,182,463
Millipore Corp.(a)	109,005	7,397,079
Vertex Pharmaceuticals Inc.(a)	278,133	9,309,112

		228,140,711
BUILDING MATERIALS—0.11%
Eagle Materials Inc.	76,585	1,939,898
Lennox International Inc.	92,301	2,673,037
Martin Marietta Materials Inc.(b)	75,726	7,844,456
USG Corp.(a)	73,337	2,168,575

		14,625,966
CHEMICALS—1.93%
Air Products and Chemicals Inc.	416,314	41,156,802
Airgas Inc.	163,830	9,566,034
Albemarle Corp.	180,973	7,222,632
Celanese Corp. Class A	259,896	11,866,851
CF Industries Holdings Inc.	111,545	17,044,076
Chemtura Corp.	28,277	165,138
Ecolab Inc.	345,252	14,842,384
FMC Corp.	57,293	4,436,770
Huntsman Corp.	34,669	395,227
International Flavors & Fragrances Inc.	159,285	6,221,672
Intrepid Potash Inc.(a)	38,652	2,542,529
Mosaic Co. (The)(a)	306,860	44,402,642
PPG Industries Inc.	35,714	2,048,912
Praxair Inc.	618,803	58,315,995
Rohm and Haas Co.	221,515	10,287,157
Sherwin-Williams Co. (The)	198,220	9,104,245
Sigma-Aldrich Corp.	134,424	7,240,077
Terra Industries Inc.	180,803	8,922,628
Valhi Inc.	4,490	122,353

		255,904,124
COAL—1.17%
Alpha Natural Resources Inc.(a)	139,101	14,506,843
Arch Coal Inc.	284,482	21,344,684

CONSOL Energy Inc.	361,171	40,584,785
Foundation Coal Holdings Inc.	89,759	7,950,852
Massey Energy Co.	159,419	14,945,531
Patriot Coal Corp.(a)	52,940	8,115,173
Peabody Energy Corp.	536,565	47,244,548

		154,692,416
COMMERCIAL SERVICES—2.38%
Accenture Ltd.	1,180,257	48,060,065
Alliance Data Systems Corp.(a)	156,891	8,872,186
Apollo Group Inc. Class A(a)	267,690	11,847,959
ChoicePoint Inc.(a)	121,703	5,866,085
Corporate Executive Board Co. (The)	66,944	2,814,995
Corrections Corp. of America(a)	219,180	6,020,875
DeVry Inc.	121,226	6,500,138
Equifax Inc.	136,594	4,592,290
FTI Consulting Inc.(a)	99,230	6,793,286
Genpact Ltd.(a)	114,301	1,705,371
H&R Block Inc.	643,785	13,776,999
Hertz Global Holdings Inc.(a)(b)	35,114	337,094
Hewitt Associates Inc. Class A(a)	192,712	7,386,651
Hillenbrand Inc.	123,532	2,643,585
Iron Mountain Inc.(a)	354,024	9,399,337
ITT Educational Services Inc.(a)(b)	76,693	6,337,143
Manpower Inc.	11,933	694,978
McKesson Corp.	393,015	21,973,469
Monster Worldwide Inc.(a)(b)	236,101	4,866,042
Morningstar Inc.(a)	31,925	2,299,558
Pharmaceutical Product Development Inc.	211,402	9,069,146
Quanta Services Inc.(a)(b)	264,287	8,792,829
Robert Half International Inc.	282,142	6,762,944
SAIC Inc.(a)	61,284	1,275,320
Strayer Education Inc.	28,128	5,880,721
Visa Inc. Class A(a)	884,722	71,936,746
Weight Watchers International Inc.	60,606	2,158,180
Western Union Co.	1,462,107	36,143,285

		314,807,277
COMPUTERS—7.87%
Affiliated Computer Services Inc. Class A(a)	49,182	2,630,745
Apple Inc.(a)	1,742,425	291,751,642
Brocade Communications Systems Inc.(a)	104,923	864,566
Cognizant Technology Solutions Corp.(a)	570,052	18,532,391
Dell Inc.(a)	3,588,176	78,509,291
Diebold Inc.	108,833	3,872,278
DST Systems Inc.(a)(b)	71,826	3,954,021
EMC Corp.(a)	2,851,549	41,889,255
FactSet Research Systems Inc.	84,488	4,761,744
Hewlett-Packard Co.	4,872,349	215,406,549
IHS Inc. Class A(a)	85,661	5,962,006
International Business Machines Corp.	2,714,525	321,752,648
NCR Corp.(a)	298,610	7,524,972
NetApp Inc.(a)(b)	679,703	14,722,367
SanDisk Corp.(a)(b)	87,599	1,638,101
Seagate Technology	464,162	8,879,419
Teradata Corp.(a)	174,223	4,031,520
Unisys Corp.(a)	388,396	1,534,164
Western Digital Corp.(a)	438,061	15,126,246

		1,043,343,925
COSMETICS & PERSONAL CARE—1.87%
Alberto-Culver Co.	22,163	582,222
Avon Products Inc.	842,987	30,364,392

Bare Escentuals Inc.(a)(b)	120,004	2,247,675
Colgate-Palmolive Co.	1,003,578	69,347,240
Estee Lauder Companies Inc. (The) Class A	193,703	8,997,504
Procter & Gamble Co. (The)	2,238,528	136,124,888

		247,663,921
DISTRIBUTION & WHOLESALE—0.28%
Central European Distribution Corp.(a)	74,737	5,541,749
Fastenal Co.	255,515	11,028,027
LKQ Corp.(a)	268,032	4,843,338
Tech Data Corp.(a)	14,851	503,300
W.W. Grainger Inc.	151,379	12,382,802
WESCO International Inc.(a)	61,096	2,446,284

		36,745,500
DIVERSIFIED FINANCIAL SERVICES—2.53%
Affiliated Managers Group Inc.(a)	80,997	7,294,590
American Express Co.	1,669,143	62,876,617
BlackRock Inc.(b)	25,150	4,451,550
Charles Schwab Corp. (The)	1,846,362	37,924,275
CME Group Inc.	68,588	26,282,236
E*TRADE Financial Corp.(a)(b)	147,257	462,387
Eaton Vance Corp.(b)	202,737	8,060,823
Federal Home Loan Mortgage Corp.	1,170,713	19,199,693
Federated Investors Inc. Class B	172,665	5,943,129
Franklin Resources Inc.	162,226	14,868,013
GLG Partners Inc.(b)	97,099	757,372
Goldman Sachs Group Inc. (The)	82,677	14,460,207
IntercontinentalExchange Inc.(a)	139,627	15,917,478
Invesco Ltd.	96,656	2,317,811
Investment Technology Group Inc.(a)	79,164	2,648,827
Janus Capital Group Inc.	299,559	7,929,327
Lazard Ltd. Class A(b)	102,386	3,496,482
MF Global Ltd.(a)	88,029	555,463
Morgan Stanley	129,248	4,661,975
NASDAQ OMX Group Inc. (The)(a)	145,775	3,870,326
NYMEX Holdings Inc.	187,532	15,842,703
NYSE Euronext Inc.	315,650	15,990,829
SLM Corp.(a)	818,400	15,836,040
T. Rowe Price Group Inc.	512,966	28,967,190
TD Ameritrade Holding Corp.(a)	476,236	8,615,109
Waddell & Reed Financial Inc. Class A	171,503	6,004,320

		335,234,772
ELECTRIC—2.16%
AES Corp. (The)(a)	1,326,571	25,483,429
Allegheny Energy Inc.	332,470	16,660,072
Calpine Corp.(a)	700,484	15,802,919
CenterPoint Energy Inc.	411,143	6,598,845
Constellation Energy Group Inc.	322,332	26,463,457
DPL Inc.	17,307	456,559
Entergy Corp.	267,847	32,270,207
Exelon Corp.	648,216	58,313,511
Mirant Corp.(a)(b)	262,200	10,265,130
NRG Energy Inc.(a)(b)	175,983	7,549,671
PPL Corp.	737,139	38,530,256
Public Service Enterprise Group Inc.	1,004,918	46,155,884
Sierra Pacific Resources Corp.	122,199	1,553,149

		286,103,089
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
AMETEK Inc.	211,103	9,968,284
Emerson Electric Co.	1,543,031	76,302,883

Energizer Holdings Inc.(a)	113,753	8,314,207
General Cable Corp.(a)(b)	104,363	6,350,489
Hubbell Inc. Class B	48,320	1,926,518
Molex Inc.	75,855	1,851,621

		104,714,002
ELECTRONICS—1.10%
Agilent Technologies Inc.(a)	720,879	25,620,040
Amphenol Corp. Class A	346,981	15,572,507
Applied Biosystems Group	333,723	11,173,046
Arrow Electronics Inc.(a)	16,509	507,156
Avnet Inc.(a)	130,338	3,555,621
AVX Corp.	7,738	87,517
Dolby Laboratories Inc. Class A(a)	99,798	4,021,859
FLIR Systems Inc.(a)	271,695	11,022,666
Garmin Ltd.(b)	253,470	10,858,655
Gentex Corp.	282,556	4,080,109
Itron Inc.(a)	67,546	6,643,149
Jabil Circuit Inc.	199,483	3,273,516
Mettler-Toledo International Inc.(a)	68,725	6,519,254
National Instruments Corp.	110,242	3,127,566
PerkinElmer Inc.	104,713	2,916,257
Thermo Fisher Scientific Inc.(a)	281,343	15,679,245
Trimble Navigation Ltd.(a)	240,116	8,572,141
Waters Corp.(a)	198,068	12,775,386

		146,005,690
ENERGY - ALTERNATE SOURCES—0.27%
Covanta Holding Corp.(a)(b)	238,656	6,369,729
First Solar Inc.(a)	88,184	24,058,359
SunPower Corp. Class A(a)(b)	79,741	5,739,757

		36,167,845
ENGINEERING & CONSTRUCTION—0.96%
AECOM Technology Corp.(a)	179,283	5,832,076
Fluor Corp.	175,237	32,608,101
Foster Wheeler Ltd.(a)	284,501	20,811,248
Jacobs Engineering Group Inc.(a)	240,390	19,399,473
KBR Inc.	272,455	9,511,404
McDermott International Inc.(a)	447,280	27,682,159
Shaw Group Inc. (The)(a)(b)	164,026	10,135,167
URS Corp.(a)	30,063	1,261,744

		127,241,372
ENTERTAINMENT—0.22%
DreamWorks Animation SKG Inc. Class A(a)	158,090	4,712,663
International Game Technology Inc.	612,582	15,302,298
Penn National Gaming Inc.(a)	146,731	4,717,402
Scientific Games Corp. Class A(a)(b)	124,556	3,689,349
Warner Music Group Corp.	27,303	194,943

		28,616,655
ENVIRONMENTAL CONTROL—0.25%
Nalco Holding Co.	259,081	5,479,563
Republic Services Inc.	283,647	8,424,316
Stericycle Inc.(a)	170,588	8,819,400
Waste Management Inc.	275,725	10,397,590

		33,120,869
FOOD—1.06%
Campbell Soup Co.	215,496	7,210,496
Dean Foods Co.(a)	209,105	4,102,640
General Mills Inc.	56,348	3,424,268

H.J. Heinz Co.	346,077	16,559,784
Hershey Co. (The)	153,282	5,024,584
Kellogg Co.	282,476	13,564,498
Kroger Co. (The)	577,647	16,676,669
McCormick & Co. Inc. NVS	83,288	2,970,050
Sysco Corp.	1,185,189	32,604,549
Tyson Foods Inc. Class A	61,298	915,792
Whole Foods Market Inc.	277,419	6,572,056
Wm. Wrigley Jr. Co.	403,169	31,358,485

		140,983,871
FOREST PRODUCTS & PAPER—0.04%
Plum Creek Timber Co. Inc.	110,370	4,713,903
Rayonier Inc.	19,088	810,476

		5,524,379
GAS—0.02%
Energen Corp.	26,811	2,092,062

		2,092,062
HAND & MACHINE TOOLS—0.04%
Kennametal Inc.	32,072	1,043,944
Lincoln Electric Holdings Inc.	57,651	4,537,134

		5,581,078
HEALTH CARE - PRODUCTS—4.11%
Advanced Medical Optics Inc.(a)(b)	88,173	1,652,362
Baxter International Inc.	1,239,891	79,278,631
Beckman Coulter Inc.	100,520	6,788,116
Becton, Dickinson and Co.	482,279	39,209,283
Boston Scientific Corp.(a)	192,433	2,365,002
C.R. Bard Inc.	196,432	17,276,194
DENTSPLY International Inc.	294,494	10,837,379
Edwards Lifesciences Corp.(a)(b)	108,347	6,721,848
Gen-Probe Inc.(a)	106,847	5,073,096
Henry Schein Inc.(a)(b)	165,740	8,547,212
Hill-Rom Holdings Inc.	16,602	447,922
Hologic Inc.(a)	253,118	5,517,972
IDEXX Laboratories Inc.(a)	118,219	5,761,994
Intuitive Surgical Inc.(a)(b)	76,396	20,581,082
Inverness Medical Innovations Inc.(a)	77,679	2,576,612
Johnson & Johnson	1,464,818	94,246,390
Kinetic Concepts Inc.(a)	111,841	4,463,574
Medtronic Inc.	2,219,479	114,858,038
Patterson Companies Inc.(a)	255,929	7,521,753
ResMed Inc.(a)(b)	152,879	5,463,895
St. Jude Medical Inc.(a)	669,230	27,358,122
Stryker Corp.	607,832	38,220,476
TECHNE Corp.(a)	75,862	5,870,960
Varian Medical Systems Inc.(a)	248,557	12,887,680
Zimmer Holdings Inc.(a)	307,062	20,895,569

		544,421,162
HEALTH CARE - SERVICES—0.96%
Aetna Inc.	615,527	24,947,309
Community Health Systems Inc.(a)	42,841	1,412,896
Covance Inc.(a)	124,382	10,699,340
Coventry Health Care Inc.(a)	61,219	1,862,282
DaVita Inc.(a)	172,360	9,157,487
Health Management Associates Inc. Class A(a)	318,643	2,074,366
Health Net Inc.(a)	11,464	275,824
Humana Inc.(a)	190,172	7,563,140
Laboratory Corp. of America Holdings(a)	220,221	15,333,988

Lincare Holdings Inc.(a)	131,948	3,747,323
Pediatrix Medical Group Inc.(a)	79,814	3,929,243
Quest Diagnostics Inc.	256,990	12,456,305
Tenet Healthcare Corp.(a)	536,573	2,983,346
UnitedHealth Group Inc.	895,163	23,498,029
WellCare Health Plans Inc.(a)	82,520	2,983,098
WellPoint Inc.(a)	100,987	4,813,040

		127,737,016
HOLDING COMPANIES - DIVERSIFIED—0.09%
Walter Industries Inc.	103,647	11,273,684

		11,273,684
HOME BUILDERS—0.01%
NVR Inc.(a)	639	319,551
Pulte Homes Inc.	97,890	942,681
Thor Industries Inc.(b)	20,801	442,229

		1,704,461
HOME FURNISHINGS—0.03%
Harman International Industries Inc.	85,880	3,554,573

		3,554,573
HOUSEHOLD PRODUCTS & WARES—0.25%
Church & Dwight Co. Inc.	131,535	7,411,997
Clorox Co. (The)	84,274	4,399,103
Kimberly-Clark Corp.	339,455	20,292,620
Scotts Miracle-Gro Co. (The) Class A	67,398	1,184,183

		33,287,903
HOUSEWARES—0.02%
Toro Co. (The)	72,881	2,424,751

		2,424,751
INSURANCE—0.58%
Aflac Inc.	939,396	58,994,069
Axis Capital Holdings Ltd.	68,577	2,044,280
Brown & Brown Inc.	54,471	947,251
CIGNA Corp.	77,232	2,733,240
Erie Indemnity Co. Class A	5,059	233,473
Philadelphia Consolidated Holding Corp.(a)	39,620	1,345,891
Prudential Financial Inc.	147,639	8,819,954
Transatlantic Holdings Inc.	12,802	722,929
W.R. Berkley Corp.	14,466	349,499

		76,190,586
INTERNET—3.54%
Akamai Technologies Inc.(a)(b)	332,883	11,581,000
Amazon.com Inc.(a)	622,376	45,638,832
eBay Inc.(a)	2,191,810	59,902,167
Equinix Inc.(a)	64,695	5,772,088
F5 Networks Inc.(a)	160,144	4,551,293
Google Inc. Class A(a)	468,058	246,395,092
HLTH Corp.(a)(b)	104,264	1,180,268
IAC/InterActiveCorp(a)	47,034	906,816
McAfee Inc.(a)	286,064	9,734,758
Priceline.com Inc.(a)	76,213	8,799,553
Sohu.com Inc.(a)	56,043	3,947,669
VeriSign Inc.(a)(b)	385,250	14,562,450
WebMD Health Corp. Class A(a)(b)	14,667	409,209
Yahoo! Inc.(a)	2,723,463	56,266,746

		469,647,941

IRON & STEEL—0.78%
AK Steel Holding Corp.	221,629	15,292,401
Allegheny Technologies Inc.	200,047	11,858,786
Carpenter Technology Corp.	6,240	272,376
Cleveland-Cliffs Inc.	178,596	21,286,857
Nucor Corp.	133,272	9,951,420
Schnitzer Steel Industries Inc. Class A	5,506	630,988
Steel Dynamics Inc.	90,170	3,522,942
United States Steel Corp.	220,299	40,706,849

		103,522,619
LEISURE TIME—0.16%
Carnival Corp.	176,044	5,802,410
Harley-Davidson Inc.	415,634	15,070,889

		20,873,299
LODGING—0.47%
Boyd Gaming Corp.(b)	13,730	172,449
Choice Hotels International Inc.	20,783	550,750
Las Vegas Sands Corp.(a)(b)	208,864	9,908,508
Marriott International Inc. Class A(b)	584,802	15,345,204
MGM MIRAGE(a)	230,967	7,827,472
Orient-Express Hotels Ltd.	71,359	3,099,835
Starwood Hotels & Resorts Worldwide Inc.	369,393	14,801,578
Wynn Resorts Ltd.	121,922	9,918,355

		61,624,151
MACHINERY—1.91%
AGCO Corp.(a)	131,768	6,905,961
Bucyrus International Inc.	148,148	10,817,767
Caterpillar Inc.	1,215,698	89,742,826
Cummins Inc.	401,142	26,282,824
Deere & Co.	851,672	61,431,101
Flowserve Corp.	51,638	7,058,915
Graco Inc.	120,087	4,571,712
IDEX Corp.	144,807	5,334,690
Joy Global Inc.	214,196	16,242,483
Manitowoc Co. Inc. (The)	257,247	8,368,245
Rockwell Automation Inc.	290,349	12,696,962
Zebra Technologies Corp. Class A(a)	120,150	3,921,696

		253,375,182
MANUFACTURING—2.90%
AptarGroup Inc.	25,029	1,049,967
Brink’s Co. (The)	80,275	5,251,591
Carlisle Companies Inc.	13,160	381,640
Cooper Industries Ltd.	262,020	10,349,790
Danaher Corp.	354,004	27,364,509
Donaldson Co. Inc.	154,135	6,880,586
Dover Corp.	327,864	15,858,782
Eaton Corp.	147,208	12,508,264
Harsco Corp.	166,723	9,071,398
Honeywell International Inc.	1,465,469	73,683,781
Illinois Tool Works Inc.	47,319	2,248,126
Ingersoll-Rand Co. Ltd. Class A	108,256	4,052,022
ITT Industries Inc.	272,490	17,256,792
Pall Corp.	242,702	9,630,415
Parker Hannifin Corp.	331,162	23,618,474
Roper Industries Inc.	176,901	11,654,238
SPX Corp.	105,674	13,920,436
Textron Inc.	492,101	23,586,401
3M Co.	1,391,902	96,862,460
Tyco International Ltd.	493,974	19,778,719

		385,008,391

MEDIA—1.75%
Central European Media Enterprises Ltd.(a)	71,254	6,450,625
Comcast Corp. Class A	1,617,344	30,681,016
CTC Media Inc.(a)	104,161	2,568,610
DIRECTV Group Inc. (The)(a)	1,176,993	30,495,889
Dish Network Corp. Class A(a)	403,562	11,816,295
John Wiley & Sons Inc. Class A	79,686	3,588,261
Liberty Global Inc. Class A(a)	310,256	9,751,346
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	1,020,245	24,720,536
McGraw-Hill Companies Inc. (The)	316,594	12,701,751
News Corp. Class A	1,829,877	27,521,350
Sirius Satellite Radio Inc.(a)(b)	2,966,580	5,695,834
Time Warner Cable Inc. Class A(a)	153,057	4,052,949
Time Warner Inc.	785,900	11,631,320
Viacom Inc. Class B(a)	1,037,653	31,689,923
Walt Disney Co. (The)	437,278	13,643,074
XM Satellite Radio Holdings Inc. Class A(a)	595,498	4,668,704

		231,677,483
METAL FABRICATE & HARDWARE—0.23%
Precision Castparts Corp.	275,120	26,513,314
Timken Co. (The)	8,334	274,522
Valmont Industries Inc.	37,442	3,904,826

		30,692,662
MINING—0.81%
Alcoa Inc.	1,251,579	44,581,244
Century Aluminum Co.(a)	28,862	1,919,034
Newmont Mining Corp.	862,775	45,002,344
Southern Copper Corp.	145,076	15,469,454
Titanium Metals Corp.	31,171	436,082

		107,408,158
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	371,286	12,660,853

		12,660,853
OIL & GAS—6.72%
Atwood Oceanics Inc.(a)	55,291	6,874,883
Cabot Oil & Gas Corp.	87,987	5,959,360
Chesapeake Energy Corp.	426,900	28,158,324
CNX Gas Corp.(a)	52,735	2,216,979
Continental Resources Inc.(a)	58,880	4,081,562
Denbury Resources Inc.(a)	486,727	17,765,536
Diamond Offshore Drilling Inc.	135,714	18,883,246
Encore Acquisition Co.(a)	26,573	1,998,024
ENSCO International Inc.	265,249	21,416,204
EOG Resources Inc.	369,016	48,414,899
Exxon Mobil Corp.	1,931,859	170,254,734
Frontier Oil Corp.	205,672	4,917,618
Hess Corp.	555,929	70,152,681
Holly Corp.	84,470	3,118,632
Mariner Energy Inc.(a)	126,810	4,688,166
Murphy Oil Corp.	375,352	36,803,264
Nabors Industries Ltd.(a)(b)	78,539	3,866,475
Noble Corp.	530,998	34,493,630
Noble Energy Inc.	21,807	2,192,912
Occidental Petroleum Corp.	1,622,049	145,757,323
Patterson-UTI Energy Inc.	188,838	6,805,722
Petrohawk Energy Corp.(a)	406,805	18,839,140
Plains Exploration & Production Co.(a)	193,984	14,155,012

Pride International Inc.(a)	238,005	11,255,256
Quicksilver Resources Inc.(a)	204,883	7,916,679
Range Resources Corp.	304,560	19,960,862
Rowan Companies Inc.	77,983	3,645,705
SandRidge Energy Inc.(a)	182,524	11,787,400
Southwestern Energy Co.(a)	675,513	32,161,174
St. Mary Land & Exploration Co.	50,270	3,249,453
Sunoco Inc.	137,341	5,588,405
Tesoro Corp.	79,300	1,567,761
Transocean Inc.(a)	630,194	96,035,264
Unit Corp.(a)	71,193	5,906,883
W&T Offshore Inc.	59,683	3,492,052
Whiting Petroleum Corp.(a)	83,733	8,882,397
XTO Energy Inc.	110,146	7,546,102

		890,809,719
OIL & GAS SERVICES—4.90%
Baker Hughes Inc.	608,725	53,166,042
Cameron International Corp.(a)	427,775	23,677,346
Dresser-Rand Group Inc.(a)	170,173	6,653,764
FMC Technologies Inc.(a)	252,725	19,442,134
Global Industries Ltd.(a)	145,535	2,609,443
Halliburton Co.	1,724,086	91,497,244
Helix Energy Solutions Group Inc.(a)	15,597	649,459
Key Energy Services Inc.(a)	41,401	804,007
National Oilwell Varco Inc.(a)	820,507	72,795,381
Oceaneering International Inc.(a)	109,064	8,403,381
Oil States International Inc.(a)	64,992	4,123,092
Schlumberger Ltd.	2,357,991	253,318,973
SEACOR Holdings Inc.(a)	5,040	451,130
Smith International Inc.	396,857	32,994,691
Superior Energy Services Inc.(a)	159,754	8,808,836
Tetra Technologies Inc.(a)	147,580	3,499,122
Tidewater Inc.	5,380	349,861
Weatherford International Ltd.(a)	1,343,047	66,601,701

		649,845,607
PACKAGING & CONTAINERS—0.14%
Ball Corp.	29,018	1,385,319
Crown Holdings Inc.(a)	317,589	8,254,138
Greif Inc. Class A	65,940	4,222,138
Owens-Illinois Inc.(a)	94,349	3,933,410
Packaging Corp. of America	47,859	1,029,447

		18,824,452
PHARMACEUTICALS—4.88%
Abbott Laboratories	3,050,107	161,564,168
Allergan Inc.	602,506	31,360,437
AmerisourceBergen Corp.	38,866	1,554,251
Amylin Pharmaceuticals Inc.(a)(b)	271,215	6,886,149
APP Pharmaceuticals Inc.(a)	48,447	810,034
Barr Pharmaceuticals Inc.(a)	63,288	2,853,023
BioMarin Pharmaceutical Inc.(a)	194,996	5,650,984
Bristol-Myers Squibb Co.	3,571,894	73,330,984
Cardinal Health Inc.	527,176	27,191,738
Cephalon Inc.(a)	134,038	8,938,994
Eli Lilly and Co.	187,856	8,671,433
Endo Pharmaceuticals Holdings Inc.(a)	215,779	5,219,694
Express Scripts Inc.(a)(b)	415,618	26,067,561
Forest Laboratories Inc.(a)	52,459	1,822,426
Gilead Sciences Inc.(a)	1,823,098	96,533,039
Herbalife Ltd.	128,838	4,992,473
Hospira Inc.(a)	45,328	1,818,106

ImClone Systems Inc.(a)(b)	70,418	2,849,112
Medco Health Solutions Inc.(a)	1,001,272	47,260,038
Merck & Co. Inc.	1,213,214	45,726,036
Mylan Inc.(a)(b)	110,838	1,337,815
NBTY Inc.(a)	51,781	1,660,099
Omnicare Inc.	15,390	403,526
Perrigo Co.	154,131	4,896,742
Schering-Plough Corp.	3,204,354	63,093,730
Sepracor Inc.(a)	213,254	4,248,020
VCA Antech Inc.(a)	166,901	4,636,510
Warner Chilcott Ltd. Class A(a)	181,618	3,078,425
Watson Pharmaceuticals Inc.(a)	102,083	2,773,595

		647,229,142
PIPELINES—0.60%
El Paso Corp.	297,381	6,465,063
Equitable Resources Inc.	258,939	17,882,327
Questar Corp.	129,948	9,231,506
Williams Companies Inc. (The)	1,154,923	46,554,946

		80,133,842
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	118,184	2,269,133
Forest City Enterprises Inc. Class A	146,852	4,731,571
St. Joe Co. (The)(b)	153,686	5,274,504

		12,275,208
REAL ESTATE INVESTMENT TRUSTS—0.60%
Apartment Investment and Management Co. Class A	55,045	1,874,833
Camden Property Trust	66,569	2,946,344
Digital Realty Trust Inc.	88,916	3,637,554
Essex Property Trust Inc.	10,959	1,167,134
Federal Realty Investment Trust	34,196	2,359,524
General Growth Properties Inc.	236,528	8,285,576
HCP Inc.	54,841	1,744,492
Health Care REIT Inc.	19,958	888,131
Kilroy Realty Corp.	5,762	270,987
Macerich Co. (The)	147,890	9,188,406
Nationwide Health Properties Inc.	17,541	552,366
Simon Property Group Inc.	444,158	39,925,363
Taubman Centers Inc.	104,495	5,083,682
Ventas Inc.	45,146	1,921,865

		79,846,257
RETAIL—6.82%
Abercrombie & Fitch Co. Class A	171,039	10,720,725
Advance Auto Parts Inc.	188,533	7,320,736
American Eagle Outfitters Inc.	239,376	3,262,695
AnnTaylor Stores Corp.(a)	43,102	1,032,724
AutoZone Inc.(a)	81,369	9,846,463
Bed Bath & Beyond Inc.(a)	421,633	11,847,887
Best Buy Co. Inc.	659,952	26,134,099
Big Lots Inc.(a)(b)	161,007	5,029,859
Brinker International Inc.	198,608	3,753,691
Burger King Holdings Inc.	158,703	4,251,653
CarMax Inc.(a)(b)	432,689	6,139,857
Chipotle Mexican Grill Inc. Class A(a)	65,253	5,391,203
Copart Inc.(a)(b)	132,455	5,671,723
Costco Wholesale Corp.	856,232	60,056,112
CVS Caremark Corp.	1,525,414	60,360,632
Darden Restaurants Inc.	277,103	8,850,670
Dick’s Sporting Goods Inc.(a)(b)	167,095	2,964,265
Dollar Tree Inc.(a)	176,420	5,767,170

Family Dollar Stores Inc.	21,559	429,886
GameStop Corp. Class A(a)(b)	323,036	13,050,654
Gap Inc. (The)	475,817	7,931,869
Kohl’s Corp.(a)	464,530	18,599,781
Limited Brands Inc.	368,592	6,210,775
Lowe’s Companies Inc.	144,637	3,001,218
McDonald’s Corp.	2,031,891	114,232,912
MSC Industrial Direct Co. Inc. Class A	87,155	3,844,407
Nordstrom Inc.	360,068	10,910,060
O’Reilly Automotive Inc.(a)(b)	59,408	1,327,769
Panera Bread Co. Class A(a)(b)	51,208	2,368,882
PetSmart Inc.	251,918	5,025,764
Ross Stores Inc.	263,304	9,352,558
Staples Inc.	1,178,741	27,995,099
Starbucks Corp.(a)	1,437,365	22,624,125
Target Corp.	1,443,173	67,093,113
Tiffany & Co.(b)	249,481	10,166,351
Tim Hortons Inc.	363,602	10,431,741
TJX Companies Inc. (The)	838,756	26,395,651
Urban Outfitters Inc.(a)(b)	224,649	7,006,802
Walgreen Co.	1,808,648	58,799,146
Wal-Mart Stores Inc.	3,578,470	201,110,014
Wendy’s International Inc.	155,563	4,234,425
Williams-Sonoma Inc.	28,285	561,174
Yum! Brands Inc.	935,911	32,841,117

		903,947,457
SAVINGS & LOANS—0.05%
Capitol Federal Financial	15,579	585,926
Hudson City Bancorp Inc.	356,425	5,945,169

		6,531,095
SEMICONDUCTORS—4.34%
Advanced Micro Devices Inc.(a)(b)	150,027	874,657
Altera Corp.	588,639	12,184,827
Analog Devices Inc.	572,477	18,187,594
Applied Materials Inc.	2,675,072	51,067,124
Atmel Corp.(a)	562,437	1,957,281
Broadcom Corp. Class A(a)	1,015,330	27,708,356
Cree Inc.(a)(b)	73,274	1,671,380
Cypress Semiconductor Corp.(a)(b)	297,907	7,373,198
Integrated Device Technology Inc.(a)	152,511	1,515,959
Intel Corp.	9,781,048	210,096,911
International Rectifier Corp.(a)	31,080	596,736
Intersil Corp. Class A	83,511	2,030,988
KLA-Tencor Corp.	314,954	12,821,777
Lam Research Corp.(a)	226,275	8,179,841
Linear Technology Corp.	438,983	14,297,676
LSI Corp.(a)	956,045	5,870,116
Marvell Technology Group Ltd.(a)	959,745	16,949,097
MEMC Electronic Materials Inc.(a)	449,822	27,682,046
Microchip Technology Inc.	365,950	11,176,113
Micron Technology Inc.(a)(b)	188,175	1,129,050
National Semiconductor Corp.	479,840	9,855,914
Novellus Systems Inc.(a)	59,473	1,260,233
NVIDIA Corp.(a)	1,094,987	20,498,157
ON Semiconductor Corp.(a)	784,838	7,196,964
Rambus Inc.(a)	206,624	3,940,320
Silicon Laboratories Inc.(a)	96,153	3,470,162
Teradyne Inc.(a)	212,862	2,356,382
Texas Instruments Inc.	2,614,120	73,613,619
Varian Semiconductor Equipment Associates Inc.(a)	146,420	5,098,344

Xilinx Inc.	552,556	13,952,039

574,612,861

SOFTWARE—7.38%
Activision Inc.(a)	585,717	19,955,378
Adobe Systems Inc.(a)	1,050,996	41,398,732
ANSYS Inc.(a)	155,175	7,311,846
Autodesk Inc.(a)	441,004	14,910,345
Automatic Data Processing Inc.	1,024,504	42,926,718
BMC Software Inc.(a)	377,923	13,605,228
Broadridge Financial Solutions Inc.	277,140	5,833,797
CA Inc.	358,865	8,286,193
Cerner Corp.(a)(b)	133,745	6,042,599
Citrix Systems Inc.(a)	363,145	10,680,094
Compuware Corp.(a)	303,900	2,899,206
Dun & Bradstreet Corp. (The)	78,183	6,851,958
Electronic Arts Inc.(a)	628,902	27,942,116
Fidelity National Information Services Inc.	87,635	3,234,608
Fiserv Inc.(a)(b)	322,558	14,634,456
Global Payments Inc.	157,398	7,334,747
IMS Health Inc.	78,217	1,822,456
Intuit Inc.(a)	635,154	17,511,196
MasterCard Inc. Class A	143,616	38,132,920
Metavante Technologies Inc.(a)	177,663	4,018,737
Microsoft Corp.	15,866,597	436,490,081
MSCI Inc. Class A(a)	87,077	3,160,024
NAVTEQ Corp.(a)	195,811	15,077,447
Novell Inc.(a)	313,515	1,846,603
Nuance Communications Inc.(a)	341,063	5,344,457
Oracle Corp.(a)	7,697,038	161,637,798
Paychex Inc.	638,723	19,979,255
Red Hat Inc.(a)(b)	377,187	7,803,999
Salesforce.com Inc.(a)	208,024	14,193,478
SEI Investments Co.	266,435	6,266,551
Total System Services Inc.	323,507	7,188,326
VMware Inc. Class A(a)(b)	82,061	4,419,805

		978,741,154
TELECOMMUNICATIONS—4.90%
Amdocs Ltd.(a)	164,453	4,838,207
American Tower Corp. Class A(a)	783,465	33,101,396
Ciena Corp.(a)(b)	172,255	3,991,148
Cisco Systems Inc.(a)	11,674,755	271,554,801
Citizens Communications Co.	142,424	1,615,088
Clearwire Corp. Class A(a)	118,674	1,538,015
CommScope Inc.(a)	138,195	7,292,550
Corning Inc.	3,112,481	71,742,687
Crown Castle International Corp.(a)	115,674	4,480,054
EchoStar Corp.(a)	5,969	186,352
Embarq Corp.	146,844	6,941,316
Harris Corp.	266,519	13,456,544
JDS Uniphase Corp.(a)	238,242	2,706,429
Juniper Networks Inc.(a)	1,036,445	22,988,350
Leap Wireless International Inc.(a)(b)	9,165	395,653
Level 3 Communications Inc.(a)(b)	3,070,668	9,058,471
MetroPCS Communications Inc.(a)	481,988	8,536,007
NeuStar Inc. Class A(a)	153,456	3,308,511
NII Holdings Inc. Class B(a)	330,556	15,698,104
QUALCOMM Inc.	3,199,103	141,944,200
Qwest Communications International Inc.	1,479,043	5,812,639
SBA Communications Corp.(a)(b)	215,001	7,742,186
TeleCorp PCS Inc. Escrow (c)	2,261	0
Telephone and Data Systems Inc.	86,991	4,112,065

United States Cellular Corp.(a)	13,734	776,658
Windstream Corp.	440,731	5,438,621

		649,256,052
TOYS, GAMES & HOBBIES—0.03%
Hasbro Inc.	102,176	3,649,727

		3,649,727
TRANSPORTATION—2.65%
Burlington Northern Santa Fe Corp.	556,241	55,562,914
C.H. Robinson Worldwide Inc.(b)	336,547	18,456,237
Con-way Inc.	14,794	699,164
CSX Corp.	799,784	50,234,433
Expeditors International Washington Inc.	422,029	18,147,247
Frontline Ltd.	96,381	6,725,466
J.B. Hunt Transport Services Inc.	161,395	5,371,226
Kansas City Southern Industries Inc.(a)(b)	126,095	5,546,919
Kirby Corp.(a)	106,717	5,122,416
Landstar System Inc.	104,349	5,762,152
Norfolk Southern Corp.	214,865	13,465,590
Ryder System Inc.	37,428	2,578,041
Union Pacific Corp.	1,021,249	77,104,300
United Parcel Service Inc. Class B	1,351,743	83,091,642
UTi Worldwide Inc.	178,005	3,551,200

		351,418,947
TRUCKING & LEASING—0.00%
GATX Corp.	10,261	454,870

		454,870

TOTAL COMMON STOCKS
(Cost: $13,200,039,612)		13,239,937,910

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.71%

MONEY MARKET FUNDS—2.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	11,411,423	11,411,423
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	347,279,782	347,279,782

		358,691,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $358,691,205)		358,691,205

TOTAL INVESTMENTS IN SECURITIES—102.59%
(Cost: $13,558,730,817)		13,598,629,115
Other Assets, Less Liabilities—(2.59)%		(342,932,602)

NET ASSETS — 100.00%		$13,255,696,513

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.44%

ADVERTISING—0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	11,549	$205,919
Getty Images Inc.(a)	65,209	2,212,541
Interpublic Group of Companies Inc. (The)(a)	87,997	756,774
Omnicom Group Inc.	31,104	1,395,948

		4,571,182
AEROSPACE & DEFENSE—1.62%
Alliant Techsystems Inc.(a)(b)	24,126	2,453,132
BE Aerospace Inc.(a)	8,436	196,474
DRS Technologies Inc.	53,642	4,222,698
General Dynamics Corp.	515,976	43,445,179
L-3 Communications Holdings Inc.	35,734	3,247,149
Northrop Grumman Corp.	329,965	22,074,658
Raytheon Co.	348,896	19,635,867
Spirit AeroSystems Holdings Inc. Class A(a)	135,537	2,599,600
United Technologies Corp.	541,855	33,432,453

		131,307,210
AGRICULTURE—1.08%
Altria Group Inc.	683,372	14,050,128
Archer-Daniels-Midland Co.	833,768	28,139,670
Bunge Ltd.(b)	157,373	16,947,498
Lorillard Inc.(a)	107,198	7,413,814
Reynolds American Inc.	221,783	10,350,613
UST Inc.	191,423	10,453,610

		87,355,333
AIRLINES—0.22%
AMR Corp.(a)	160,532	821,924
Continental Airlines Inc. Class B(a)	127,892	1,292,988
Copa Holdings SA Class A	10,318	290,555
Delta Air Lines Inc.(a)	188,253	1,073,042
Northwest Airlines Corp.(a)	315,813	2,103,315
Southwest Airlines Co.	947,499	12,355,387

		17,937,211
APPAREL—0.14%
Jones Apparel Group Inc.	112,122	1,541,677
Liz Claiborne Inc.	122,727	1,736,587
Phillips-Van Heusen Corp.	8,249	302,078
VF Corp.	113,043	8,046,401

		11,626,743
AUTO MANUFACTURERS—0.26%
Ford Motor Co.(a)(b)	2,807,200	13,502,632
General Motors Corp.(b)	631,173	7,258,489
Oshkosh Corp.	29,235	604,872

		21,365,993

AUTO PARTS & EQUIPMENT—0.34%
Autoliv Inc.	94,072	4,385,637
BorgWarner Inc.	19,092	847,303
Federal Mogul Corp. Class A(a)	29,410	474,383
Goodyear Tire & Rubber Co. (The)(a)	111,199	1,982,678
Johnson Controls Inc.	651,581	18,687,343
TRW Automotive Holdings Corp.(a)	61,256	1,131,398

		27,508,742
BANKS—7.27%
Associated Banc-Corp.	164,941	3,181,712
BancorpSouth Inc.	106,649	1,865,291
Bank of America Corp.	5,903,833	140,924,494
Bank of Hawaii Corp.	62,063	2,966,611
Bank of New York Mellon Corp. (The)	1,481,045	56,027,932
BB&T Corp.	708,067	16,122,686
BOK Financial Corp.	28,815	1,540,162
City National Corp.	51,876	2,182,423
Comerica Inc.	194,861	4,994,287
Commerce Bancshares Inc.	76,427	3,031,095
Cullen/Frost Bankers Inc.	76,115	3,794,333
Discover Financial Services LLC	620,640	8,173,829
Fifth Third Bancorp	650,649	6,623,607
First Citizens BancShares Inc. Class A	7,822	1,091,091
First Horizon National Corp.	253,484	1,883,386
Fulton Financial Corp.	225,302	2,264,285
Huntington Bancshares Inc.	474,176	2,735,996
KeyCorp	518,473	5,692,834
M&T Bank Corp.	85,116	6,004,083
Marshall & Ilsley Corp.	335,607	5,144,855
National City Corp.(b)	996,524	4,753,419
Northern Trust Corp.	27,649	1,895,892
PNC Financial Services Group Inc. (The)	447,814	25,570,179
Popular Inc.(b)	363,878	2,397,956
Regions Financial Corp.	899,655	9,815,236
State Street Corp.	372,519	23,837,491
SunTrust Banks Inc.	457,484	16,570,070
Synovus Financial Corp.	363,723	3,175,302
TCF Financial Corp.	163,776	1,970,225
U.S. Bancorp	2,253,730	62,856,530
UnionBanCal Corp.	61,642	2,491,570
Valley National Bancorp	163,101	2,572,103
Wachovia Corp.	2,796,340	43,427,160
Webster Financial Corp.	67,965	1,264,149
Wells Fargo & Co.	4,276,324	101,562,695
Whitney Holding Corp.	83,042	1,519,669
Wilmington Trust Corp.	87,130	2,303,717
Zions Bancorporation	139,262	4,385,360

		588,613,715
BEVERAGES—1.42%
Anheuser-Busch Companies Inc.	413,642	25,695,441
Brown-Forman Corp. Class B	28,129	2,125,709
Coca-Cola Co. (The)	887,250	46,119,255
Coca-Cola Enterprises Inc.	412,261	7,132,115
Constellation Brands Inc. Class A(a)(b)	239,502	4,756,510
Dr. Pepper Snapple Group Inc.(a)	328,238	6,886,433
Molson Coors Brewing Co. Class B	149,590	8,127,225
Pepsi Bottling Group Inc.	177,635	4,959,569
PepsiAmericas Inc.	75,188	1,487,219
PepsiCo Inc.	123,223	7,835,751

		115,125,227

BIOTECHNOLOGY—0.90%
Amgen Inc.(a)	1,409,672	66,480,132
Charles River Laboratories International Inc.(a)	48,167	3,078,835
Invitrogen Corp.(a)	79,478	3,120,306

		72,679,273
BUILDING MATERIALS—0.15%
Armstrong World Industries Inc.	28,263	825,845
Eagle Materials Inc.	6,130	155,273
Martin Marietta Materials Inc.	3,960	410,216
Masco Corp.	468,339	7,366,972
Owens Corning(a)(b)	98,729	2,246,085
USG Corp.(a)(b)	39,107	1,156,394

		12,160,785
CHEMICALS—1.80%
Ashland Inc.	81,224	3,914,997
Cabot Corp.	83,452	2,028,718
Celanese Corp. Class A	25,418	1,160,586
Chemtura Corp.	288,173	1,682,930
Cytec Industries Inc.	62,075	3,386,812
Dow Chemical Co. (The)	1,204,734	42,057,264
E.I. du Pont de Nemours and Co.	1,166,258	50,020,806
Eastman Chemical Co.	98,711	6,797,239
FMC Corp.	59,399	4,599,859
Huntsman Corp.	187,395	2,136,303
Intrepid Potash Inc.(a)	19,395	1,275,803
Lubrizol Corp.	88,214	4,086,955
PPG Industries Inc.	189,104	10,848,896
Rohm and Haas Co.	26,589	1,234,793
RPM International Inc.	157,876	3,252,246
Sigma-Aldrich Corp.	78,954	4,252,462
Valhi Inc.	4,716	128,511
Valspar Corp. (The)	132,512	2,505,802

		145,370,982
COMMERCIAL SERVICES—0.64%
Avis Budget Group Inc.(a)	130,898	1,095,616
Career Education Corp.(a)	115,972	1,694,351
Convergys Corp.(a)	159,991	2,377,466
Corrections Corp. of America(a)	18,455	506,959
Equifax Inc.	78,318	2,633,051
Genpact Ltd.(a)	7,765	115,854
Hertz Global Holdings Inc.(a)	394,832	3,790,387
Manpower Inc.	94,959	5,530,412
McKesson Corp.	101,245	5,660,608
Moody’s Corp.	255,059	8,784,232
Quanta Services Inc.(a)	49,350	1,641,874
R.R. Donnelley & Sons Co.	274,891	8,161,514
SAIC Inc.(a)	198,619	4,133,261
Service Corp. International	338,130	3,333,962
United Rentals Inc.(a)	111,881	2,193,986
Weight Watchers International Inc.	6,943	247,240

		51,900,773
COMPUTERS—1.05%
Affiliated Computer Services Inc. Class A(a)	84,011	4,493,748
Brocade Communications Systems Inc.(a)	418,304	3,446,825
Cadence Design Systems Inc.(a)	333,878	3,372,168
Computer Sciences Corp.(a)	195,699	9,166,541
Diebold Inc.	13,971	497,088
DST Systems Inc.(a)	10,811	595,146
Electronic Data Systems Corp.	688,816	16,972,426
EMC Corp.(a)	808,366	11,874,897
Lexmark International Inc. Class A(a)	123,269	4,120,883

NCR Corp.(a)	21,471	541,069
SanDisk Corp.(a)	233,672	4,369,666
Seagate Technology	323,834	6,194,944
Sun Microsystems Inc.(a)	1,012,274	11,013,541
Synopsys Inc.(a)	183,549	4,388,657
Teradata Corp.(a)	118,667	2,745,954
Unisys Corp.(a)	207,116	818,108

		84,611,661
COSMETICS & PERSONAL CARE—1.90%
Alberto-Culver Co.	100,546	2,641,343
Procter & Gamble Co. (The)	2,486,490	151,203,457

		153,844,800
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	212,116	8,416,763
Ingram Micro Inc. Class A(a)	217,694	3,864,068
Tech Data Corp.(a)	58,733	1,990,461
WESCO International Inc.(a)	14,563	583,103

		14,854,395
DIVERSIFIED FINANCIAL SERVICES—7.19%
American Express Co.	209,855	7,905,238
AmeriCredit Corp.(a)(b)	149,177	1,285,906
Ameriprise Financial Inc.	287,648	11,698,644
BlackRock Inc.	6,117	1,082,709
Capital One Financial Corp.(b)	485,811	18,465,676
CIT Group Inc.	365,941	2,492,058
Citigroup Inc.	7,049,240	118,145,262
CME Group Inc.	25,623	9,818,477
Countrywide Financial Corp.	322	1,368
E*TRADE Financial Corp.(a)(b)	448,076	1,406,959
Federal Home Loan Mortgage Corp.	69,503	1,139,849
Federal National Mortgage Association	1,378,109	26,886,907
Franklin Resources Inc.	93,388	8,559,010
Goldman Sachs Group Inc. (The)	456,320	79,810,368
Invesco Ltd.	438,759	10,521,441
Investment Technology Group Inc.(a)	4,812	161,010
Janus Capital Group Inc.	14,754	390,538
Jefferies Group Inc.(b)	162,935	2,740,567
JPMorgan Chase & Co.	4,470,387	153,378,978
Legg Mason Inc.	180,185	7,850,660
Lehman Brothers Holdings Inc.	716,875	14,201,294
Merrill Lynch & Co. Inc.	1,272,553	40,352,656
MF Global Ltd.(a)	64,936	409,746
Morgan Stanley	1,348,996	48,658,286
NASDAQ OMX Group Inc. (The)(a)	79,641	2,114,469
NYSE Euronext Inc.	136,565	6,918,383
Raymond James Financial Inc.	123,729	3,265,208
SLM Corp.(a)	68,909	1,333,389
Student Loan Corp. (The)	5,742	563,175

		581,558,231
ELECTRIC—5.57%
Alliant Energy Corp.	142,994	4,898,974
Ameren Corp.	271,234	11,454,212
American Electric Power Co. Inc.	519,990	20,919,198
CenterPoint Energy Inc.	155,992	2,503,672
CMS Energy Corp.(b)	291,702	4,346,360
Consolidated Edison Inc.	353,015	13,799,356
Constellation Energy Group Inc.	19,632	1,611,787
Dominion Resources Inc.	748,404	35,541,706
DPL Inc.	135,778	3,581,824
DTE Energy Co.	211,249	8,965,408

Duke Energy Corp.	1,637,456	28,458,985
Dynegy Inc. Class A(a)	641,149	5,481,824
Edison International	421,868	21,675,578
Energy East Corp.	204,969	5,066,834
Entergy Corp.	72,404	8,723,234
Exelon Corp.	424,705	38,206,462
FirstEnergy Corp.	394,708	32,496,310
FPL Group Inc.	528,445	34,655,423
Great Plains Energy Inc.	111,828	2,827,012
Hawaiian Electric Industries Inc.	108,866	2,692,256
Integrys Energy Group Inc.	98,956	5,029,933
MDU Resources Group Inc.	236,783	8,254,255
Mirant Corp.(a)(b)	97,550	3,819,082
Northeast Utilities	201,268	5,138,372
NRG Energy Inc.(a)	190,313	8,164,428
NSTAR	138,298	4,677,238
OGE Energy Corp.	119,090	3,776,344
Pepco Holdings Inc.	260,772	6,688,802
PG&E Corp.	462,588	18,360,118
Pinnacle West Capital Corp.	130,304	4,009,454
Progress Energy Inc.	338,365	14,153,808
Puget Energy Inc.	167,911	4,028,185
Reliant Energy Inc.(a)	448,061	9,530,257
SCANA Corp.	151,060	5,589,220
Sierra Pacific Resources Corp.	222,947	2,833,656
Southern Co. (The)	993,406	34,689,738
TECO Energy Inc.	272,892	5,864,449
Wisconsin Energy Corp.	151,402	6,846,398
Xcel Energy Inc.	557,885	11,196,752

		450,556,904
ELECTRICAL COMPONENTS & EQUIPMENT—0.06%
Hubbell Inc. Class B	40,904	1,630,842
Molex Inc.	125,768	3,069,997

		4,700,839
ELECTRONICS—0.74%
Arrow Electronics Inc.(a)	148,086	4,549,202
Avnet Inc.(a)	109,442	2,985,578
AVX Corp.	57,753	653,186
Jabil Circuit Inc.	140,294	2,302,225
PerkinElmer Inc.	84,775	2,360,984
Thermo Fisher Scientific Inc.(a)	357,396	19,917,679
Thomas & Betts Corp.(a)	75,278	2,849,272
Tyco Electronics Ltd.	618,958	22,171,076
Vishay Intertechnology Inc.(a)	241,284	2,140,189

		59,929,391
ENGINEERING & CONSTRUCTION—0.07%
AECOM Technology Corp.(a)	13,764	447,743
KBR Inc.	41,551	1,450,545
URS Corp.(a)	89,626	3,761,603

		5,659,891
ENTERTAINMENT—0.04%
International Speedway Corp. Class A	41,986	1,638,714
Regal Entertainment Group Class A	103,339	1,579,020
Warner Music Group Corp.	54,159	386,695

		3,604,429
ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(a)	492,753	6,218,543
Nalco Holding Co.	13,351	282,374
Republic Services Inc.	14,833	440,540
Waste Management Inc.	454,906	17,154,505

		24,095,962

FOOD—2.38%
Campbell Soup Co.	141,589	4,737,568
ConAgra Foods Inc.	631,388	12,173,161
Corn Products International Inc.	95,975	4,713,332
Dean Foods Co.(a)	39,046	766,083
Del Monte Foods Co.	255,437	1,813,603
General Mills Inc.	396,939	24,121,983
H.J. Heinz Co.	181,588	8,688,986
Hershey Co. (The)	98,716	3,235,910
Hormel Foods Corp.	92,023	3,184,916
J.M. Smucker Co. (The)	71,977	2,925,145
Kellogg Co.	138,881	6,669,066
Kraft Foods Inc.	1,962,997	55,847,265
Kroger Co. (The)	477,225	13,777,486
McCormick & Co. Inc. NVS	91,230	3,253,262
Safeway Inc.	567,134	16,191,676
Sara Lee Corp.	914,544	11,203,164
Smithfield Foods Inc.(a)	151,050	3,002,874
SUPERVALU Inc.	274,867	8,490,642
Tyson Foods Inc. Class A	321,279	4,799,908
Wm. Wrigley Jr. Co.	44,079	3,428,465

		193,024,495
FOREST PRODUCTS & PAPER—0.60%
Domtar Corp.(a)	635,663	3,464,363
International Paper Co.	553,700	12,901,210
MeadWestvaco Corp.	224,942	5,362,617
Plum Creek Timber Co. Inc.	149,330	6,377,884
Rayonier Inc.(b)	89,071	3,781,955
Smurfit-Stone Container Corp.(a)(b)	331,278	1,348,301
Temple-Inland Inc.	137,541	1,550,087
Weyerhaeuser Co.	273,540	13,988,836

		48,775,253
GAS—0.59%
AGL Resources Inc.	99,094	3,426,671
Atmos Energy Corp.	116,779	3,219,597
Energen Corp.	75,288	5,874,723
NiSource Inc.	355,051	6,362,514
Sempra Energy	324,149	18,298,211
Southern Union Co.	144,345	3,900,202
UGI Corp.	138,445	3,974,756
Vectren Corp.	98,869	3,085,701

		48,142,375
HAND & MACHINE TOOLS—0.21%
Black & Decker Corp. (The)	79,154	4,552,147
Kennametal Inc.	78,481	2,554,557
Lincoln Electric Holdings Inc.	17,591	1,384,412
Snap-On Inc.	74,648	3,882,442
Stanley Works (The)	101,492	4,549,886

		16,923,444
HEALTH CARE - PRODUCTS—3.01%
Advanced Medical Optics Inc.(a)	9,237	173,101
Beckman Coulter Inc.	15,630	1,055,494
Boston Scientific Corp.(a)	1,811,464	22,262,893
Cooper Companies Inc. (The)	58,252	2,164,062
Covidien Ltd.	646,857	30,977,982
Henry Schein Inc.(a)	8,415	433,962
Hill-Rom Holdings Inc.	69,756	1,882,017

Hologic Inc.(a)	165,642	3,610,996
Inverness Medical Innovations Inc.(a)	49,627	1,646,128
Johnson & Johnson	2,689,364	173,033,680
Zimmer Holdings Inc.(a)	98,315	6,690,336

		243,930,651
HEALTH CARE - SERVICES—1.14%
Aetna Inc.	224,100	9,082,773
Brookdale Senior Living Inc.	46,594	948,654
Community Health Systems Inc.(a)	96,568	3,184,813
Coventry Health Care Inc.(a)	156,321	4,755,285
DaVita Inc.(a)	22,775	1,210,036
Health Management Associates Inc. Class A(a)	106,464	693,081
Health Net Inc.(a)	131,430	3,162,206
Humana Inc.(a)	94,650	3,764,230
LifePoint Hospitals Inc.(a)(b)	70,187	1,986,292
Lincare Holdings Inc.(a)	8,435	239,554
Pediatrix Medical Group Inc.(a)	8,857	436,030
Quest Diagnostics Inc.	36,666	1,777,201
Tenet Healthcare Corp.(a)	269,246	1,497,008
UnitedHealth Group Inc.	1,003,895	26,352,244
Universal Health Services Inc. Class B	61,113	3,863,564
WellPoint Inc.(a)	615,221	29,321,433

		92,274,404
HOLDING COMPANIES - DIVERSIFIED—0.13%
Leucadia National Corp.	229,903	10,791,647

		10,791,647
HOME BUILDERS—0.25%
Centex Corp.	164,747	2,202,667
D.R. Horton Inc.	408,997	4,437,617
KB Home	97,775	1,655,331
Lennar Corp. Class A	176,519	2,178,244
M.D.C. Holdings Inc.	44,345	1,732,116
NVR Inc.(a)	4,950	2,475,396
Pulte Homes Inc.	210,877	2,030,746
Thor Industries Inc.(b)	32,377	688,335
Toll Brothers Inc.(a)	168,724	3,160,201

		20,560,653
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	19,135	791,998
Whirlpool Corp.	97,277	6,004,909

		6,796,907
HOUSEHOLD PRODUCTS & WARES—0.57%
Avery Dennison Corp.	137,874	6,056,805
Clorox Co. (The)	123,330	6,437,826
Fortune Brands Inc.	198,999	12,419,528
Jarden Corp.(a)(b)	87,997	1,605,065
Kimberly-Clark Corp.	319,121	19,077,053
Scotts Miracle-Gro Co. (The) Class A	11,866	208,486

		45,804,763
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	358,537	6,019,836

		6,019,836
INSURANCE—6.65%
ACE Ltd.	431,154	23,752,273
Alleghany Corp.(a)	6,599	2,191,198
Allied World Assurance Holdings Ltd.	63,248	2,505,886
Allstate Corp. (The)	713,152	32,512,600

American Financial Group Inc.	101,892	2,725,611
American International Group Inc.	3,008,009	79,591,918
American National Insurance Co.	20,367	1,996,373
Aon Corp.	386,798	17,769,500
Arch Capital Group Ltd.(a)	63,479	4,209,927
Arthur J. Gallagher & Co.	120,160	2,895,856
Assurant Inc.	153,083	10,097,355
Axis Capital Holdings Ltd.	147,731	4,403,861
Brown & Brown Inc.	114,133	1,984,773
Chubb Corp.	473,243	23,193,639
CIGNA Corp.	313,065	11,079,370
Cincinnati Financial Corp.	188,662	4,792,015
CNA Financial Corp.	35,529	893,554
Conseco Inc.(a)	239,097	2,371,842
Endurance Specialty Holdings Ltd.	67,650	2,082,943
Erie Indemnity Co. Class A	38,075	1,757,161
Everest Re Group Ltd.	80,188	6,391,785
Fidelity National Financial Inc.	276,966	3,489,772
First American Corp.	119,780	3,162,192
Genworth Financial Inc. Class A	560,487	9,982,273
Hanover Insurance Group Inc. (The)	66,548	2,828,290
Hartford Financial Services Group Inc. (The)	407,497	26,312,081
HCC Insurance Holdings Inc.	149,294	3,156,075
Lincoln National Corp.	335,752	15,216,281
Loews Corp.	406,479	19,063,865
Markel Corp.(a)	12,865	4,721,455
Marsh & McLennan Companies Inc.	662,407	17,586,906
MBIA Inc.(b)	276,813	1,215,209
Mercury General Corp.	34,440	1,609,037
MetLife Inc.	584,943	30,867,442
MGIC Investment Corp.	161,936	989,429
Nationwide Financial Services Inc. Class A	59,764	2,869,270
Old Republic International Corp.	298,474	3,533,932
OneBeacon Insurance Group Ltd.	31,298	549,906
PartnerRe Ltd.	70,281	4,858,526
Philadelphia Consolidated Holding Corp.(a)	48,154	1,635,791
Principal Financial Group Inc.	335,226	14,069,435
Progressive Corp. (The)	877,258	16,422,270
Protective Life Corp.	90,403	3,439,834
Prudential Financial Inc.	465,106	27,785,432
Reinsurance Group of America Inc.	38,466	1,674,040
RenaissanceRe Holdings Ltd.	83,527	3,731,151
Safeco Corp.	116,444	7,820,379
StanCorp Financial Group Inc.	63,397	2,977,123
Torchmark Corp.	116,280	6,819,822
Transatlantic Holdings Inc.	26,533	1,498,319
Travelers Companies Inc. (The)	782,985	33,981,549
Unitrin Inc.	53,315	1,469,895
Unum Group	448,464	9,171,089
W.R. Berkley Corp.	176,175	4,256,388
Wesco Financial Corp.	1,733	662,006
White Mountains Insurance Group Ltd.	11,455	4,914,195
XL Capital Ltd. Class A	231,824	4,766,301

		538,306,400
INTERNET—0.54%
Expedia Inc.(a)	268,717	4,939,018
HLTH Corp.(a)	169,509	1,918,842
IAC/InterActiveCorp(a)	207,824	4,006,847
Liberty Media Corp. - Liberty Interactive Group Series A(a)	768,928	11,349,377
McAfee Inc.(a)	21,262	723,546
Symantec Corp.(a)	1,087,811	21,049,143

		43,986,773

INVESTMENT COMPANIES—0.12%
Allied Capital Corp.(b)	219,722	3,051,939
American Capital Strategies Ltd.(b)	262,716	6,244,759

		9,296,698
IRON & STEEL—0.54%
Carpenter Technology Corp.	57,807	2,523,276
Nucor Corp.	322,245	24,062,034
Reliance Steel & Aluminum Co.	81,192	6,259,091
Schnitzer Steel Industries Inc. Class A	24,333	2,788,562
Steel Dynamics Inc.	157,935	6,170,520
United States Steel Corp.	8,078	1,492,653

		43,296,136
LEISURE TIME—0.25%
Carnival Corp.	449,527	14,816,410
Harley-Davidson Inc.	34,305	1,243,899
Royal Caribbean Cruises Ltd.(b)	178,550	4,012,018

		20,072,327
LODGING—0.08%
Boyd Gaming Corp.	64,668	812,230
Choice Hotels International Inc.	25,823	684,310
MGM MIRAGE(a)	9,475	321,108
Orient-Express Hotels Ltd.	7,602	330,231
Wyndham Worldwide Corp.	229,024	4,101,820

		6,249,699
MACHINERY—0.23%
AGCO Corp.(a)	32,544	1,705,631
Flowserve Corp.	40,806	5,578,180
Gardner Denver Inc.(a)	67,968	3,860,582
IDEX Corp.	11,831	435,854
Terex Corp.(a)	130,648	6,711,388
Zebra Technologies Corp. Class A(a)	5,554	181,283

		18,472,918
MANUFACTURING—5.54%
AptarGroup Inc.	71,686	3,007,228
Carlisle Companies Inc.	70,397	2,041,513
Cooper Industries Ltd.	53,851	2,127,115
Crane Co.	65,650	2,529,495
Danaher Corp.	98,994	7,652,236
Dover Corp.	30,650	1,482,541
Eastman Kodak Co.	373,187	5,385,088
Eaton Corp.	116,795	9,924,071
General Electric Co.	12,906,046	344,462,368
Illinois Tool Works Inc.	576,223	27,376,355
Ingersoll-Rand Co. Ltd. Class A	334,711	12,528,233
ITT Industries Inc.	56,929	3,605,314
Leggett & Platt Inc.	215,368	3,611,721
Pentair Inc.	128,305	4,493,241
Teleflex Inc.	51,278	2,850,544
Trinity Industries Inc.	104,811	3,635,894
Tyco International Ltd.	300,344	12,025,774

		448,738,731
MEDIA—3.70%
Cablevision Systems Corp.(a)	287,023	6,486,720
CBS Corp. Class B	763,638	14,883,305
Clear Channel Communications Inc.	644,673	22,692,490
Comcast Corp. Class A	2,570,527	48,762,897
Discovery Holding Co. Class A(a)	364,142	7,996,558

E.W. Scripps Co. (The) Class A	112,371	4,667,891
Gannett Co. Inc.	296,108	6,416,660
Hearst-Argyle Television Inc.	29,538	567,130
Liberty Global Inc. Class A(a)	222,615	6,996,789
Liberty Media Corp. - Liberty Capital Group Series A(a)	167,250	2,408,400
McGraw-Hill Companies Inc. (The)	208,846	8,378,902
Meredith Corp.	51,041	1,443,950
New York Times Co. (The) Class A(b)	186,166	2,865,095
News Corp. Class A	1,799,331	27,061,938
Time Warner Cable Inc. Class A(a)	100,303	2,656,023
Time Warner Inc.	4,119,023	60,961,540
Viacom Inc. Class B(a)	44,181	1,349,288
Walt Disney Co. (The)	2,180,721	68,038,495
Washington Post Co. (The) Class B	7,968	4,676,419
XM Satellite Radio Holdings Inc. Class A(a)	23,993	188,105

		299,498,595
METAL FABRICATE & HARDWARE—0.11%
Commercial Metals Co.	147,759	5,570,514
Timken Co. (The)	101,491	3,343,114

		8,913,628
MINING—0.96%
Alcoa Inc.	235,351	8,383,203
Century Aluminum Co.(a)	19,194	1,276,209
Freeport-McMoRan Copper & Gold Inc.	496,203	58,150,030
Titanium Metals Corp.	90,469	1,265,661
Vulcan Materials Co.	141,707	8,471,244

		77,546,347
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	25,802	879,848
Xerox Corp.	1,164,214	15,786,742

		16,666,590
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	80,287	805,279

		805,279
OIL & GAS—17.19%
Anadarko Petroleum Corp.	606,138	45,363,368
Apache Corp.	431,939	60,039,521
Cabot Oil & Gas Corp.	69,249	4,690,235
Chesapeake Energy Corp.	419,830	27,691,987
Chevron Corp.	2,678,201	265,490,065
Cimarex Energy Co.	107,278	7,474,058
ConocoPhillips	1,997,200	188,515,708
Devon Energy Corp.	577,702	69,416,672
Encore Acquisition Co.(a)	51,618	3,881,157
ENSCO International Inc.	12,522	1,011,026
EOG Resources Inc.	79,735	10,461,232
Exxon Mobil Corp.	5,575,793	491,394,637
Forest Oil Corp.(a)	114,556	8,534,422
Helmerich & Payne Inc.	135,088	9,729,038
Marathon Oil Corp.	916,664	47,547,362
Mariner Energy Inc.(a)	30,692	1,134,683
Nabors Industries Ltd.(a)	313,120	15,414,898
Newfield Exploration Co.(a)	170,591	11,131,063
Noble Energy Inc.	208,714	20,988,280
Patterson-UTI Energy Inc.	76,386	2,752,951
Petrohawk Energy Corp.(a)	16,091	745,174
Pioneer Natural Resources Co.	154,786	12,116,648
Plains Exploration & Production Co.(a)	12,249	893,810

Pride International Inc.(a)	62,122	2,937,749
Rowan Companies Inc.	94,776	4,430,778
St. Mary Land & Exploration Co.	46,760	3,022,566
Sunoco Inc.	61,429	2,499,546
Tesoro Corp.	126,440	2,499,719
Unit Corp.(a)	15,196	1,260,812
Valero Energy Corp.	684,319	28,180,256
XTO Energy Inc.	589,207	40,366,572

		1,391,615,993
OIL & GAS SERVICES—0.48%
BJ Services Co.	380,514	12,153,617
Exterran Holdings Inc.(a)	84,986	6,075,649
Global Industries Ltd.(a)	54,037	968,883
Helix Energy Solutions Group Inc.(a)	108,483	4,517,232
Hercules Offshore Inc.(a)	115,061	4,374,619
Key Energy Services Inc.(a)	135,146	2,624,535
Oil States International Inc.(a)	21,617	1,371,382
SEACOR Holdings Inc.(a)	25,134	2,249,744
Tidewater Inc.	64,198	4,174,796

		38,510,457
PACKAGING & CONTAINERS—0.35%
Ball Corp.	107,616	5,137,588
Bemis Co. Inc.	129,029	2,892,830
Owens-Illinois Inc.(a)	154,143	6,426,222
Packaging Corp. of America	103,102	2,217,724
Pactiv Corp.(a)	169,344	3,595,173
Sealed Air Corp.	207,356	3,941,838
Sonoco Products Co.	128,834	3,987,412

		28,198,787
PHARMACEUTICALS—5.21%
AmerisourceBergen Corp.	183,051	7,320,209
APP Pharmaceuticals Inc.(a)	3,590	60,025
Barr Pharmaceuticals Inc.(a)	98,506	4,440,650
Bristol-Myers Squibb Co.	223,001	4,578,211
Cardinal Health Inc.	116,443	6,006,130
Eli Lilly and Co.	1,171,116	54,058,715
Endo Pharmaceuticals Holdings Inc.(a)	14,477	350,199
Forest Laboratories Inc.(a)	360,279	12,516,092
Hospira Inc.(a)	176,337	7,072,877
ImClone Systems Inc.(a)	32,021	1,295,570
King Pharmaceuticals Inc.(a)	319,328	3,343,364
Merck & Co. Inc.	1,984,477	74,794,938
Mylan Inc.(a)	321,675	3,882,617
NBTY Inc.(a)	34,989	1,121,747
Omnicare Inc.	127,899	3,353,512
Pfizer Inc.	8,759,752	153,032,867
Watson Pharmaceuticals Inc.(a)	68,429	1,859,216
Wyeth	1,726,441	82,800,110

		421,887,049
PIPELINES—0.76%
El Paso Corp.	714,780	15,539,317
National Fuel Gas Co.	105,197	6,257,118
ONEOK Inc.	135,018	6,592,929
Questar Corp.	139,340	9,898,714
Spectra Energy Corp.	819,568	23,554,384

		61,842,462
REAL ESTATE—0.07%
CB Richard Ellis Group Inc. Class A(a)	144,902	2,782,118
Jones Lang LaSalle Inc.	41,241	2,482,296
St. Joe Co. (The)	19,155	657,400

		5,921,814

REAL ESTATE INVESTMENT TRUSTS—2.70%
Alexandria Real Estate Equities Inc.	41,538	4,043,309
AMB Property Corp.(b)	126,864	6,391,408
Annaly Capital Management Inc.	696,239	10,798,667
Apartment Investment and Management Co. Class A	80,181	2,730,965
AvalonBay Communities Inc.(b)	99,671	8,886,666
Boston Properties Inc.	154,990	13,983,198
Brandywine Realty Trust	113,432	1,787,688
BRE Properties Inc. Class A	62,348	2,698,421
Camden Property Trust	25,257	1,117,875
CapitalSource Inc.(b)	207,504	2,299,144
CBL & Associates Properties Inc.	85,874	1,961,362
Developers Diversified Realty Corp.	155,097	5,383,417
Digital Realty Trust Inc.	27,382	1,120,198
Douglas Emmett Inc.	158,874	3,490,462
Duke Realty Corp.	189,933	4,263,996
Equity Residential	350,252	13,404,144
Essex Property Trust Inc.	25,881	2,756,327
Federal Realty Investment Trust	53,742	3,708,198
General Growth Properties Inc.	138,924	4,866,508
HCP Inc.	268,259	8,533,319
Health Care REIT Inc.	103,137	4,589,597
Hospitality Properties Trust	121,644	2,975,412
Host Hotels & Resorts Inc.	676,191	9,230,007
HRPT Properties Trust	291,911	1,976,237
iStar Financial Inc.	174,033	2,298,976
Kilroy Realty Corp.	38,606	1,815,640
Kimco Realty Corp.	279,229	9,638,985
Liberty Property Trust	120,052	3,979,724
Mack-Cali Realty Corp.	85,052	2,906,227
Nationwide Health Properties Inc.	113,290	3,567,502
ProLogis	339,443	18,448,727
Public Storage	163,824	13,235,341
Regency Centers Corp.	90,544	5,352,961
SL Green Realty Corp.	75,579	6,251,895
UDR Inc.	166,040	3,715,975
Ventas Inc.	140,250	5,970,443
Vornado Realty Trust	176,207	15,506,216
Weingarten Realty Investors	96,308	2,920,059

		218,605,196
RETAIL—2.97%
American Eagle Outfitters Inc.	67,454	919,398
AnnTaylor Stores Corp.(a)	48,235	1,155,711
AutoNation Inc.(a)(b)	148,876	1,491,738
Barnes & Noble Inc.	46,838	1,163,456
Bed Bath & Beyond Inc.(a)	59,340	1,667,454
BJ’s Wholesale Club Inc.(a)	77,355	2,993,639
CVS Caremark Corp.	851,364	33,688,473
Family Dollar Stores Inc.	166,773	3,325,454
Foot Locker Inc.	200,406	2,495,055
Gap Inc. (The)	318,944	5,316,796
Home Depot Inc.	2,188,301	51,250,009
J.C. Penney Co. Inc.	287,216	10,423,069
Kohl’s Corp.(a)	95,200	3,811,808
Limited Brands Inc.	127,610	2,150,229
Lowe’s Companies Inc.	1,798,384	37,316,468
Macy’s Inc.	545,583	10,595,222
McDonald’s Corp.	136,496	7,673,805
Office Depot Inc.(a)	353,622	3,868,625

OfficeMax Inc.	98,298	1,366,342
O’Reilly Automotive Inc.(a)	110,652	2,473,072
Penske Automotive Group Inc.	52,728	777,211
RadioShack Corp.	169,876	2,084,379
Rite Aid Corp.(a)(b)	658,122	1,046,414
Saks Inc.(a)	186,934	2,052,535
Sears Holdings Corp.(a)(b)	76,408	5,628,213
Staples Inc.	136,368	3,238,740
Target Corp.	75,561	3,512,831
Walgreen Co.	97,467	3,168,652
Wal-Mart Stores Inc.	560,690	31,510,778
Williams-Sonoma Inc.	104,075	2,064,848

		240,230,424
SAVINGS & LOANS—0.49%
Astoria Financial Corp.	108,974	2,188,198
Capitol Federal Financial	18,287	687,774
Hudson City Bancorp Inc.	438,937	7,321,469
New York Community Bancorp Inc.	443,897	7,919,122
People’s United Financial Inc.	447,980	6,988,488
Sovereign Bancorp Inc.	574,504	4,228,349
TFS Financial Corp.	134,677	1,560,906
Washington Federal Inc.	113,672	2,057,463
Washington Mutual Inc.(b)	1,363,229	6,720,719

		39,672,488
SEMICONDUCTORS—0.59%
Advanced Micro Devices Inc.(a)	687,258	4,006,714
Atmel Corp.(a)	208,837	726,753
Cree Inc.(a)(b)	68,154	1,554,593
Fairchild Semiconductor International Inc. Class A(a)	161,304	1,892,096
Integrated Device Technology Inc.(a)	121,984	1,212,521
Intel Corp.	1,008,680	21,666,446
International Rectifier Corp.(a)	73,238	1,406,170
Intersil Corp. Class A	105,616	2,568,581
KLA-Tencor Corp.	14,092	573,685
Lam Research Corp.(a)	13,755	497,243
LSI Corp.(a)	199,742	1,226,416
Micron Technology Inc.(a)	862,006	5,172,036
Novellus Systems Inc.(a)	90,384	1,915,237
QLogic Corp.(a)	171,648	2,504,344
Teradyne Inc.(a)	82,866	917,327

		47,840,162
SOFTWARE—0.28%
CA Inc.	268,035	6,188,928
Compuware Corp.(a)	139,923	1,334,865
Dun & Bradstreet Corp. (The)	21,100	1,849,204
Fidelity National Information Services Inc.	195,292	7,208,228
IMS Health Inc.	183,614	4,278,206
Novell Inc.(a)	250,760	1,476,976

		22,336,407
TELECOMMUNICATIONS—6.20%
ADC Telecommunications Inc.(a)	152,385	2,250,726
Amdocs Ltd.(a)	146,801	4,318,885
AT&T Inc.	7,692,560	259,162,347
CenturyTel Inc.	136,537	4,859,352
Citizens Communications Co.	326,634	3,704,030
Clearwire Corp. Class A(a)(b)	9,305	120,593
Crown Castle International Corp.(a)	289,996	11,231,545
EchoStar Corp.(a)	50,364	1,572,364
Embarq Corp.	94,947	4,488,145

JDS Uniphase Corp.(a)	134,964	1,533,191
Leap Wireless International Inc.(a)	62,159	2,683,404
Motorola Inc.	2,920,122	21,433,695
Qwest Communications International Inc.	979,582	3,849,757
Sprint Nextel Corp.	3,595,574	34,157,953
TeleCorp PCS Inc. Escrow (c)	4,031	0
Telephone and Data Systems Inc.	77,423	3,659,785
Tellabs Inc.(a)	514,590	2,392,844
United States Cellular Corp.(a)	12,671	716,545
Verizon Communications Inc.	3,691,066	130,663,736
Virgin Media Inc.	380,645	5,180,579
Windstream Corp.	292,055	3,603,959

		501,583,435
TEXTILES—0.11%
Cintas Corp.	170,538	4,520,962
Mohawk Industries Inc.(a)(b)	72,272	4,632,635

		9,153,597
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	93,743	3,348,500
Mattel Inc.	468,621	8,022,792

		11,371,292
TRANSPORTATION—0.84%
Alexander & Baldwin Inc.	53,480	2,436,014
Con-way Inc.	49,357	2,332,612
FedEx Corp.	401,479	31,632,530
Kansas City Southern Industries Inc.(a)(b)	20,003	879,932
Norfolk Southern Corp.	345,929	21,679,370
Overseas Shipholding Group Inc.	31,617	2,514,184
Ryder System Inc.	49,957	3,441,038
Teekay Corp.	54,672	2,470,081
UTi Worldwide Inc.	12,369	246,762

		67,632,523
TRUCKING & LEASING—0.03%
GATX Corp.	52,718	2,336,989

		2,336,989
WATER—0.06%
American Water Works Co. Inc.(a)	81,833	1,815,056
Aqua America Inc.(b)	173,028	2,763,257

		4,578,313

TOTAL COMMON STOCKS
(Cost: $9,509,475,991)		8,049,151,609

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	15,259,537	15,259,537
BGI Cash Premier Fund LLC
2.63% (d)(e)(f)	106,499,062	106,499,062

		121,758,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $121,758,599)	121,758,599

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $9,631,234,590)	8,170,910,208
Other Assets, Less Liabilities — (0.95)%	(76,676,179)

NET ASSETS — 100.00%	$8,094,234,029

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.24%
Gaiam Inc.(a)(b)	154,111	$2,082,040
Greenfield Online Inc.(a)	225,183	3,359,730
Harte-Hanks Inc.	314,104	3,596,491
inVentiv Health Inc.(a)	283,274	7,872,184
Marchex Inc. Class B(b)	203,564	2,507,908
R.H. Donnelley Corp.(a)	591,841	1,775,523

		21,193,876
AEROSPACE & DEFENSE—1.28%
AAR Corp.(a)(b)	331,722	4,488,199
AeroVironment Inc.(a)	87,985	2,391,432
Argon ST Inc.(a)	112,011	2,777,873
Curtiss-Wright Corp.	383,462	17,156,090
Ducommun Inc.(a)	90,742	2,083,436
Esterline Technologies Corp.(a)	252,141	12,420,466
GenCorp Inc.(a)(b)	488,080	3,494,653
HEICO Corp.(b)	189,940	6,180,648
Herley Industries Inc.(a)	116,426	1,546,137
Kaman Corp.	217,085	4,940,855
LMI Aerospace Inc.(a)	73,584	1,292,871
Moog Inc. Class A(a)	365,239	13,601,500
Orbital Sciences Corp.(a)	501,408	11,813,172
Teledyne Technologies Inc.(a)(b)	303,595	14,812,400
TransDigm Group Inc.(a)	284,709	9,563,375
Triumph Group Inc.	141,439	6,661,777

		115,224,884
AGRICULTURE—0.40%
AgFeed Industries Inc.(a)	170,003	2,544,945
Alico Inc.	31,042	1,075,916
Alliance One International Inc.(a)	829,425	4,238,362
Andersons Inc. (The)	154,865	6,304,554
Cadiz Inc.(a)(b)	102,711	1,655,701
Griffin Land & Nurseries Inc.	28,376	871,143
Maui Land & Pineapple Co. Inc.(a)(b)	39,630	1,167,103
Tejon Ranch Co.(a)(b)	95,495	3,443,550
Universal Corp.	231,357	10,461,964
Vector Group Ltd.(b)	268,817	4,336,018

		36,099,256
AIRLINES—0.37%
AirTran Holdings Inc.(a)(b)	1,002,884	2,045,883
Alaska Air Group Inc.(a)(b)	308,089	4,726,085
Allegiant Travel Co.(a)(b)	117,076	2,176,443
Hawaiian Holdings Inc.(a)	340,819	2,368,692
JetBlue Airways Corp.(a)(b)	1,482,523	5,529,811
Republic Airways Holdings Inc.(a)	299,206	2,591,124
SkyWest Inc.	500,051	6,325,645
UAL Corp.	1,077,386	5,623,955

US Airways Group Inc.(a)	790,957	1,977,392

		33,365,030
APPAREL—1.41%
American Apparel Inc.(a)	290,665	1,932,922
Carter’s Inc.(a)(b)	484,927	6,701,691
Cherokee Inc.	64,150	1,292,622
Columbia Sportswear Co.(b)	106,131	3,900,314
Crocs Inc.(a)	712,813	5,709,632
Deckers Outdoor Corp.(a)(b)	111,844	15,568,685
G-III Apparel Group Ltd.(a)	112,187	1,384,388
Gymboree Corp.(a)	243,692	9,764,738
Iconix Brand Group Inc.(a)(b)	493,731	5,964,270
K-Swiss Inc. Class A	221,857	3,261,298
Maidenform Brands Inc.(a)	192,320	2,596,320
Oxford Industries Inc.	122,007	2,336,434
Perry Ellis International Inc.(a)	98,217	2,084,165
Quiksilver Inc.(a)	1,079,916	10,604,775
SKECHERS U.S.A. Inc. Class A(a)	281,273	5,557,954
Steven Madden Ltd.(a)	150,930	2,774,093
Timberland Co. Class A(a)	409,559	6,696,290
True Religion Apparel Inc.(a)(b)	146,110	3,893,831
Unifi Inc.(a)	383,078	965,357
Volcom Inc.(a)	155,715	3,726,260
Warnaco Group Inc. (The)(a)(b)	390,241	17,197,921
Weyco Group Inc.	61,633	1,635,123
Wolverine World Wide Inc.	426,241	11,367,847

		126,916,930
AUTO MANUFACTURERS—0.04%
Force Protection Inc.(a)	586,339	1,940,782
Wabash National Corp.	263,367	1,991,055

		3,931,837
AUTO PARTS & EQUIPMENT—0.89%
Accuride Corp.(a)	300,579	1,277,461
American Axle & Manufacturing Holdings Inc.	394,272	3,150,233
Amerigon Inc. Class A(a)	187,844	1,335,571
ArvinMeritor Inc.	631,333	7,879,036
ATC Technology Corp.(a)	181,981	4,236,518
Commercial Vehicle Group Inc.(a)	185,005	1,729,797
Cooper Tire & Rubber Co.	504,226	3,953,132
Dana Holding Corp.(a)	847,784	4,535,644
Dorman Products Inc.(a)	93,177	751,007
Exide Technologies Inc.(a)	644,697	10,805,122
Fuel Systems Solutions Inc.(a)	103,325	3,978,012
Hayes Lemmerz International Inc.(a)	866,009	2,459,466
Lear Corp.(a)	548,972	7,784,423
Modine Manufacturing Co.	276,304	3,417,880
Spartan Motors Inc.	278,276	2,078,722
Superior Industries International Inc.	197,474	3,333,361
Tenneco Inc.(a)	399,175	5,400,838
Titan International Inc.	232,760	8,290,911
Visteon Corp.(a)(b)	1,119,924	2,945,400
Wonder Auto Technology Inc.(a)	124,743	876,943

		80,219,477
BANKS—5.08%
AMCORE Financial Inc.	166,970	945,050
Ameris Bancorp	115,070	1,001,109
Ames National Corp.	55,616	930,456
Arrow Financial Corp.	77,581	1,406,544
BancFirst Corp.	63,081	2,699,867

Banco Latinoamericano de Exportaciones SA Class E	233,750	3,784,412
BancTrust Financial Group Inc.	148,784	980,487
Bank Mutual Corp.	412,996	4,146,480
Bank of the Ozarks Inc.	106,426	1,581,490
Banner Corp.	119,262	1,056,661
Boston Private Financial Holdings Inc.	330,780	1,875,523
Bryn Mawr Bank Corp.	58,236	1,019,130
Camden National Corp.	65,280	1,519,718
Capital City Bank Group Inc.(b)	101,058	2,199,022
Capitol Bancorp Ltd.	122,160	1,095,775
Cardinal Financial Corp.	205,146	1,284,214
Cascade Bancorp(b)	188,804	1,453,791
Cass Information Systems Inc.(b)	57,434	1,839,611
Cathay General Bancorp(b)	423,153	4,599,673
Centerstate Banks of Florida Inc.	78,338	864,068
Central Pacific Financial Corp.	245,705	2,619,215
Chemical Financial Corp.	203,992	4,161,437
Citizens & Northern Corp.	76,047	1,259,338
Citizens Republic Bancorp Inc.(b)	651,262	1,836,559
City Bank	115,870	996,482
City Holding Co.	138,175	5,633,395
CoBiz Financial Inc.	159,843	1,051,767
Colonial BancGroup Inc. (The)	1,729,449	7,644,165
Columbia Banking System Inc.	154,711	2,990,564
Community Bank System Inc.	256,148	5,281,772
Community Trust Bancorp Inc.	128,248	3,367,792
Corus Bankshares Inc.(b)	320,014	1,331,258
CVB Financial Corp.	566,563	5,348,355
East West Bancorp Inc.	543,187	3,834,900
Encore Bancshares Inc.(a)	54,633	855,006
Enterprise Financial Services Corp.(b)	93,829	1,768,677
F.N.B. Corp. (Pennsylvania)	736,755	8,678,974
Farmers Capital Bank Corp.	53,784	947,674
Financial Institutions Inc.	93,169	1,496,294
First Bancorp (North Carolina)	123,388	1,559,624
First BanCorp (Puerto Rico)	609,501	3,864,236
First Bancorp Inc. (Maine)	73,449	1,002,579
First Busey Corp. Class A(b)	217,267	2,872,270
First Commonwealth Financial Corp.	626,873	5,848,725
First Community Bancshares Inc.	77,817	2,194,439
First Financial Bancorp	320,894	2,952,225
First Financial Bankshares Inc.	177,946	8,151,706
First Financial Corp.	96,749	2,961,487
First Merchants Corp.	155,963	2,830,728
First Midwest Bancorp Inc.	412,099	7,685,646
1st Source Corp.	127,933	2,059,721
First South Bancorp Inc.(b)	68,148	877,746
FirstMerit Corp.	693,057	11,303,760
Frontier Financial Corp.(b)	402,414	3,428,567
Glacier Bancorp Inc.	462,240	7,391,218
Green Bancshares Inc.	111,960	1,569,679
Guaranty Bancorp(a)	446,735	1,608,246
Hancock Holding Co.	220,255	8,653,819
Hanmi Financial Corp.	320,264	1,668,575
Harleysville National Corp.	268,486	2,996,304
Heartland Financial USA Inc.	111,235	2,023,365
Heritage Commerce Corp.	88,033	871,527
Home Bancshares Inc.	105,052	2,361,569
IBERIABANK Corp.	110,153	4,898,504
Independent Bank Corp. (Massachusetts)	139,133	3,316,931
Integra Bank Corp.	177,837	1,392,464
International Bancshares Corp.	437,266	9,344,374
Lakeland Bancorp Inc.	172,986	2,106,969

Lakeland Financial Corp.	104,849	2,000,519
MainSource Financial Group Inc.	159,140	2,466,670
MB Financial Inc.	297,586	6,686,757
Midwest Banc Holdings Inc.	188,317	917,104
Nara Bancorp Inc.	195,508	2,097,801
National Penn Bancshares Inc.	681,027	9,044,039
NBT Bancorp Inc.	274,788	5,663,381
Northfield Bancorp Inc.(a)(b)	166,903	1,794,207
Old National Bancorp	567,134	8,087,331
Old Second Bancorp Inc.	118,178	1,373,228
Oriental Financial Group Inc.	208,071	2,967,092
Pacific Capital Bancorp	394,797	5,440,303
Pacific Continental Corp.	90,579	995,463
PacWest Bancorp	209,092	3,111,289
Park National Corp.(b)	94,510	5,094,089
Peapack-Gladstone Financial Corp.	71,210	1,564,484
Pennsylvania Commerce Bancorp Inc.(a)	44,002	1,058,248
Peoples Bancorp Inc.	88,515	1,680,015
Pinnacle Financial Partners Inc.(a)	193,496	3,887,335
PremierWest Bancorp	164,282	959,407
PrivateBancorp Inc.(b)	161,041	4,892,426
Prosperity Bancshares Inc.	335,993	8,981,093
Provident Bankshares Corp.	284,757	1,816,750
Renasant Corp.	179,431	2,643,019
Republic Bancorp Inc. Class A	79,224	1,948,910
S&T Bancorp Inc.	203,942	5,926,555
Sandy Spring Bancorp Inc.	140,662	2,332,176
Santander BanCorp	37,122	393,864
SCBT Financial Corp.	86,439	2,468,698
Seacoast Banking Corp. of Florida(b)	125,649	975,036
Shore Bancshares Inc.	71,143	1,331,797
Sierra Bancorp(b)	62,982	1,039,203
Signature Bank(a)	255,181	6,573,463
Simmons First National Corp. Class A	119,158	3,332,849
Smithtown Bancorp Inc.	84,590	1,374,587
South Financial Group Inc. (The)(b)	623,170	2,442,826
Southside Bancshares Inc.	104,268	1,922,702
Southwest Bancorp Inc.	125,091	1,438,546
State Bancorp Inc.	121,590	1,519,875
Stellar One Corp.	191,484	2,795,666
Sterling Bancorp	154,480	1,846,036
Sterling Bancshares Inc.	626,432	5,694,267
Sterling Financial Corp. (Washington)	445,681	1,845,119
Suffolk Bancorp	81,836	2,404,342
Sun Bancorp Inc. (New Jersey)(a)	123,673	1,255,281
Susquehanna Bancshares Inc.	736,618	10,084,300
SVB Financial Group(a)(b)	256,404	12,335,596
SY Bancorp Inc.(b)	114,862	2,453,452
Texas Capital Bancshares Inc.(a)	204,292	3,268,672
Tompkins Financial Corp.	49,654	1,847,129
TowneBank	175,894	2,648,964
TriCo Bancshares	117,668	1,288,465
TrustCo Bank Corp. NY	648,037	4,808,435
Trustmark Corp.(b)	424,323	7,489,301
UCBH Holdings Inc.	947,521	2,131,922
UMB Financial Corp.	266,224	13,649,304
Umpqua Holdings Corp.(b)	514,609	6,242,207
Union Bankshares Corp.	114,440	1,704,012
United Bancshares Inc.	324,247	7,441,469
United Community Banks Inc.(b)	344,095	2,935,130
United Security Bancshares(b)	71,001	1,032,355
Univest Corp. of Pennsylvania	109,057	2,165,872
W Holding Co. Inc.(b)	968,235	774,588
Washington Trust Bancorp Inc.	96,749	1,905,955

WesBanco Inc.	227,659	3,904,352
West Bancorporation	147,803	1,285,886
West Coast Bancorp	133,151	1,154,419
Westamerica Bancorporation	248,592	13,073,453
Western Alliance Bancorporation(a)(b)	143,738	1,115,407
Wilshire Bancorp Inc.	163,473	1,400,964
Wintrust Financial Corp.	201,988	4,817,414
Yadkin Valley Financial Corp.	97,131	1,160,715

		457,387,294
BEVERAGES—0.16%
Boston Beer Co. Inc. Class A(a)	72,338	2,942,710
Coca-Cola Bottling Co. Consolidated	34,524	1,276,698
Farmer Brothers Co.	57,299	1,211,874
Green Mountain Coffee Roasters Inc.(a)(b)	147,194	5,530,079
National Beverage Corp.	91,246	663,358
Peet’s Coffee & Tea Inc.(a)	119,735	2,373,148

		13,997,867
BIOTECHNOLOGY—2.67%
Acorda Therapeutics Inc.(a)	279,698	9,182,485
Affymax Inc.(a)(b)	88,910	1,414,558
Affymetrix Inc.(a)(b)	594,687	6,119,329
Alexion Pharmaceuticals Inc.(a)(b)	329,218	23,868,305
AMAG Pharmaceuticals Inc.(a)(b)	145,670	4,967,347
American Oriental Bioengineering Inc.(a)	528,774	5,218,999
Arena Pharmaceuticals Inc.(a)	632,115	3,280,677
ARIAD Pharmaceuticals Inc.(a)	589,326	1,414,382
ArQule Inc.(a)(b)	344,086	1,118,279
AVANT Immunotherapeutics Inc.(a)	128,374	1,869,125
BioMimetic Therapeutics Inc.(a)(b)	112,472	1,340,666
Bio-Rad Laboratories Inc. Class A(a)(b)	162,151	13,116,394
Cambrex Corp.(a)	246,917	1,449,403
Celera Group(a)	685,458	7,786,803
Cell Genesys Inc.(a)(b)	736,584	1,915,118
Cougar Biotechnology Inc.(a)	127,653	3,041,971
CryoLife Inc.(a)	238,037	2,723,143
Cytokinetics Inc.(a)(b)	296,699	1,100,753
Cytori Therapeutics Inc.(a)	169,074	1,095,600
Enzo Biochem Inc.(a)(b)	274,903	3,084,412
Enzon Pharmaceuticals Inc.(a)(b)	383,060	2,727,387
Exelixis Inc.(a)(b)	900,255	4,501,275
Genomic Health Inc.(a)(b)	119,486	2,288,157
Geron Corp.(a)(b)	667,791	2,303,879
GTx Inc.(a)(b)	159,562	2,289,715
Halozyme Therapeutics Inc.(a)	520,874	2,802,302
Human Genome Sciences Inc.(a)(b)	1,160,440	6,045,892
Idera Pharmaceuticals Inc.(a)	174,435	2,548,495
ImmunoGen Inc.(a)	364,240	1,114,574
Immunomedics Inc.(a)(b)	554,615	1,181,330
Incyte Corp.(a)	569,033	4,330,341
Integra LifeSciences Holdings Corp.(a)	152,351	6,776,572
InterMune Inc.(a)(b)	270,618	3,550,508
Lexicon Pharmaceuticals Inc.(a)	681,329	1,090,126
Marshall Edwards Inc.(a)	164,200	421,994
Martek Biosciences Corp.(a)	281,624	9,493,545
Maxygen Inc.(a)	213,502	723,772
Medivation Inc.(a)(b)	218,304	2,582,536
Molecular Insight Pharmaceuticals Inc.(a)(b)	150,252	827,889
Momenta Pharmaceuticals Inc.(a)	210,228	2,585,804
Myriad Genetics Inc.(a)(b)	382,739	17,422,279
Nanosphere Inc.(a)(b)	109,424	860,073
Nektar Therapeutics(a)	790,828	2,649,274
Novavax Inc.(a)	442,646	1,102,189

Omrix Biopharmaceuticals Inc.(a)(b)	122,736	1,931,865
Optimer Pharmaceuticals Inc.(a)	205,311	1,665,072
Orexigen Therapeutics Inc.(a)	169,966	1,341,032
PDL BioPharma Inc.	1,022,480	10,858,738
Protalix BioTherapeutics Inc.(a)	91,418	247,743
Regeneron Pharmaceuticals Inc.(a)	531,496	7,674,802
Repligen Corp.(a)	263,524	1,243,833
Rexahn Pharmaceuticals Inc.(a)	247,771	802,778
RTI Biologics Inc.(a)(b)	460,007	4,025,061
Sangamo BioSciences Inc.(a)	313,351	3,117,842
Savient Pharmaceuticals Inc.(a)(b)	464,697	11,756,834
Seattle Genetics Inc.(a)	518,798	4,389,031
Sequenom Inc.(a)	388,929	6,207,307
Tercica Inc.(a)	144,330	1,274,434
Third Wave Technologies Inc.(a)	373,915	4,172,891
XOMA Ltd.(a)(b)	1,135,939	1,919,737

		239,956,657
BUILDING MATERIALS—0.65%
AAON Inc.	114,962	2,214,168
Apogee Enterprises Inc.	247,695	4,002,751
Builders FirstSource Inc.(a)(b)	134,970	716,691
China Architectural Engineering Inc.(a)(b)	158,292	1,546,513
Comfort Systems USA Inc.	343,733	4,619,772
Drew Industries Inc.(a)	168,778	2,692,009
Interline Brands Inc.(a)	277,254	4,416,656
LSI Industries Inc.	159,326	1,293,727
NCI Building Systems Inc.(a)	169,157	6,213,137
Quanex Building Products Corp.	317,817	4,722,761
Simpson Manufacturing Co. Inc.(b)	318,797	7,568,241
Texas Industries Inc.	200,306	11,243,176
Trex Co. Inc.(a)(b)	128,719	1,509,874
U.S. Concrete Inc.(a)	341,954	1,627,701
Universal Forest Products Inc.	142,456	4,267,982

		58,655,159
CHEMICALS—2.01%
A. Schulman Inc.	232,146	5,346,322
Aceto Corp.	207,626	1,586,263
American Vanguard Corp.	162,120	1,994,076
Arch Chemicals Inc.	213,121	7,064,961
Balchem Corp.	154,594	3,575,759
Ferro Corp.	374,695	7,029,278
H.B. Fuller Co.	453,149	10,168,664
Hercules Inc.	969,621	16,415,684
ICO Inc.(a)	235,006	1,414,736
Innophos Holdings Inc.	89,284	2,852,624
Innospec Inc.	200,363	3,770,832
Landec Corp.(a)	196,703	1,272,668
Minerals Technologies Inc.	161,806	10,289,244
NewMarket Corp.	115,301	7,636,385
NL Industries Inc.	57,689	549,776
Olin Corp.	640,817	16,776,589
OM Group Inc.(a)	261,586	8,577,405
Penford Corp.	95,445	1,420,222
PolyOne Corp.(a)	798,969	5,568,814
Quaker Chemical Corp.	88,131	2,349,572
Rockwood Holdings Inc.(a)	357,246	12,432,161
Sensient Technologies Corp.	411,929	11,599,921
ShengdaTech Inc.(a)(b)	258,267	2,564,591
Solutia Inc.(a)	520,767	6,676,233
Spartech Corp.	261,578	2,466,681
Stepan Co.	54,365	2,480,131
Symyx Technologies Inc.(a)	288,893	2,016,473

W.R. Grace & Co.(a)	618,024	14,517,384
Westlake Chemical Corp.	164,212	2,440,190
Zep Inc.	179,125	2,665,380
Zoltek Companies Inc.(a)(b)	235,642	5,714,318

		181,233,337
COAL—0.34%
International Coal Group Inc.(a)(b)	1,090,012	14,224,657
James River Coal Co.(a)	216,993	12,735,319
National Coal Corp.(a)	220,056	1,951,897
Westmoreland Coal Co.(a)	80,644	1,702,395

		30,614,268
COMMERCIAL SERVICES—5.57%
Aaron Rents Inc.	388,766	8,681,145
ABM Industries Inc.	374,716	8,337,431
Administaff Inc.	184,711	5,151,590
Advance America Cash Advance Centers Inc.	380,029	1,930,547
Advisory Board Co. (The)(a)	148,425	5,837,555
Albany Molecular Research Inc.(a)	200,494	2,660,555
American Public Education Inc.(a)	94,041	3,671,361
AMN Healthcare Services Inc.(a)	289,765	4,902,824
Arbitron Inc.	233,876	11,109,110
Bankrate Inc.(a)(b)	109,165	4,265,077
BearingPoint Inc.(a)	1,849,095	1,516,258
Bowne & Co. Inc.	230,201	2,935,063
Capella Education Co.(a)	122,088	7,282,549
Cardtronics Inc.(a)	102,005	904,784
CBIZ Inc.(a)	383,101	3,045,653
CDI Corp.	114,185	2,904,866
Cenveo Inc.(a)	411,427	4,019,642
Chemed Corp.	203,347	7,444,534
China Direct Inc.(a)	57,816	424,369
Coinstar Inc.(a)(b)	239,388	7,830,381
Compass Diversified Holdings	204,086	2,332,703
Consolidated Graphics Inc.(a)	85,461	4,210,663
Corinthian Colleges Inc.(a)(b)	729,720	8,472,049
Cornell Companies Inc.(a)	95,432	2,300,866
CorVel Corp.(a)	68,594	2,323,279
CoStar Group Inc.(a)(b)	167,226	7,433,196
CRA International Inc.(a)	94,225	3,406,234
Cross Country Healthcare Inc.(a)	262,650	3,784,786
Deluxe Corp.	441,241	7,862,915
Dollar Financial Corp.(a)	207,652	3,137,622
Dollar Thrifty Automotive Group Inc.(a)	185,581	1,753,740
DynCorp International Inc.(a)	211,766	3,208,255
Electro Rent Corp.	182,731	2,291,447
Emergency Medical Services Corp. Class A(a)	80,247	1,815,990
Euronet Worldwide Inc.(a)(b)	403,854	6,825,133
ExlService Holdings Inc.(a)	122,136	1,713,568
Exponent Inc.(a)	126,326	3,967,900
First Advantage Corp. Class A(a)	87,091	1,380,392
Forrester Research Inc.(a)	132,999	4,107,009
Gartner Inc.(a)	507,081	10,506,718
GEO Group Inc. (The)(a)(b)	436,727	9,826,357
Gevity HR Inc.	197,869	1,064,535
Global Cash Access Inc.(a)	343,915	2,359,257
Great Lakes Dredge & Dock Corp.	341,838	2,088,630
H&E Equipment Services Inc.(a)	140,636	1,690,445
Hackett Group Inc. (The)(a)	353,284	2,027,850
Healthcare Services Group Inc.	368,468	5,604,398
HealthSpring Inc.(a)	423,202	7,143,650
Heartland Payment Systems Inc.(b)	209,026	4,933,014
Heidrick & Struggles International Inc.	147,687	4,082,069

Hill International Inc.(a)	200,571	3,297,387
HMS Holdings Corp.(a)	214,057	4,595,804
Hudson Highland Group Inc.(a)	214,669	2,247,584
Huron Consulting Group Inc.(a)	164,461	7,456,662
ICF International Inc.(a)	56,497	938,980
ICT Group Inc.(a)	74,108	607,686
Integrated Electrical Services Inc.(a)	65,610	1,128,492
Interactive Data Corp.	313,410	7,875,993
Jackson Hewitt Tax Service Inc.	243,291	2,973,016
K12 Inc.(a)	54,282	1,163,263
Kelly Services Inc. Class A	224,859	4,346,524
Kendle International Inc.(a)(b)	111,364	4,045,854
Kenexa Corp.(a)	192,963	3,635,423
Kforce Inc.(a)	262,913	2,232,131
Korn/Ferry International(a)	397,279	6,249,199
Landauer Inc.	79,311	4,460,451
Learning Tree International Inc.(a)	75,837	1,296,813
LECG Corp.(a)	219,381	1,917,390
Lincoln Educational Services Corp.(a)	36,252	421,611
Live Nation Inc.(a)(b)	649,279	6,869,372
MAXIMUS Inc.	159,621	5,558,003
McGrath RentCorp	202,600	4,981,934
Michael Baker Corp.(a)	62,113	1,359,032
Midas Inc.(a)	117,361	1,584,373
Monro Muffler Brake Inc.	139,888	2,166,865
MPS Group Inc.(a)	808,144	8,590,571
Multi-Color Corp.	80,614	1,692,088
National Research Corp.	14,644	387,627
Navigant Consulting Inc.(a)	414,006	8,097,957
Net 1 UEPS Technologies Inc.(a)	385,447	9,366,362
Odyssey Marine Exploration Inc.(a)(b)	407,847	1,615,074
On Assignment Inc.(a)	303,285	2,432,346
PAREXEL International Corp.(a)	485,207	12,765,796
PeopleSupport Inc.(a)	179,548	1,526,158
PharmaNet Development Group Inc.(a)	165,261	2,606,166
PHH Corp.(a)(b)	463,939	7,121,464
Pre-Paid Legal Services Inc.(a)	68,302	2,774,427
PRG-Schultz International Inc.(a)	127,273	1,197,639
Princeton Review Inc. (The)(a)	113,206	765,273
Protection One Inc.(a)(b)	52,560	441,504
Providence Service Corp. (The)(a)	104,494	2,205,868
Rent-A-Center Inc.(a)	571,719	11,760,260
Resources Connection Inc.	389,687	7,930,130
Riskmetrics Group Inc.(a)	184,129	3,616,294
Rollins Inc.	356,356	5,281,196
RSC Holdings Inc.(a)(b)	407,337	3,771,941
Sotheby’s Holdings Inc. Class A	577,107	15,218,312
Spherion Corp.(a)	470,125	2,171,977
Standard Parking Corp.(a)	73,689	1,341,140
Steiner Leisure Ltd.(a)	139,273	3,948,390
Stewart Enterprises Inc. Class A	716,502	5,158,814
SuccessFactors Inc.(a)(b)	196,046	2,146,704
Team Inc.(a)	158,271	5,431,861
TeleTech Holdings Inc.(a)	334,606	6,678,736
TNS Inc.(a)	209,369	5,016,481
TrueBlue Inc.(a)(b)	379,840	5,017,686
Universal Technical Institute Inc.(a)(b)	184,619	2,300,353
Valassis Communications Inc.(a)	411,690	5,154,359
Viad Corp.	177,391	4,574,914
VistaPrint Ltd.(a)(b)	378,257	10,122,157
Volt Information Sciences Inc.(a)	107,223	1,277,026
Watson Wyatt Worldwide Inc.	365,605	19,336,848
Wright Express Corp.(a)	332,312	8,241,338

		501,003,043

COMPUTERS—2.49%
Agilysys Inc.	194,779	2,208,794
Ansoft Corp.(a)	124,124	4,518,114
CACI International Inc. Class A(a)(b)	258,103	11,813,374
CIBER Inc.(a)	459,046	2,850,676
Cogo Group Inc.(a)(b)	221,100	2,014,221
Compellent Technologies Inc.(a)	119,824	1,358,804
COMSYS IT Partners Inc.(a)	123,373	1,125,162
Cray Inc.(a)	279,547	1,297,098
Data Domain Inc.(a)	282,868	6,599,310
Digimarc Corp.(a)	173,237	2,453,036
Echelon Corp.(a)(b)	253,753	2,765,908
Electronics For Imaging Inc.(a)(b)	455,703	6,653,264
Furmanite Corp.(a)	312,298	2,492,138
Hutchinson Technology Inc.(a)	201,659	2,710,297
iGATE Corp.(a)	185,591	1,508,855
Imation Corp.	255,822	5,863,440
Immersion Corp.(a)	262,577	1,788,149
Integral Systems Inc.	72,492	2,805,440
Intervoice Inc.(a)	334,966	1,909,306
Isilon Systems Inc.(a)(b)	208,868	927,374
Jack Henry & Associates Inc.	641,187	13,875,287
Limelight Networks Inc.(a)(b)	244,656	934,586
Magma Design Automation Inc.(a)	359,259	2,180,702
Manhattan Associates Inc.(a)	211,127	5,010,044
Maxwell Technologies Inc.(a)	156,986	1,667,191
Mentor Graphics Corp.(a)	770,089	12,167,406
Mercury Computer Systems Inc.(a)(b)	195,822	1,474,540
MICROS Systems Inc.(a)	698,210	21,288,423
MTS Systems Corp.	150,401	5,396,388
NCI Inc. Class A(a)	55,128	1,261,329
Ness Technologies Inc.(a)	335,842	3,398,721
Netezza Corp.(a)	337,555	3,875,131
NetScout Systems Inc.(a)	252,251	2,694,041
Palm Inc.(b)	918,371	4,950,020
Perot Systems Corp. Class A(a)(b)	741,094	11,123,821
Quantum Corp.(a)	1,760,671	2,376,906
Rackable Systems Inc.(a)	253,664	3,399,098
Radiant Systems Inc.(a)	236,843	2,541,325
RadiSys Corp.(a)	192,950	1,748,127
Rimage Corp.(a)	81,685	1,012,077
Riverbed Technology Inc.(a)	480,396	6,591,033
SI International Inc.(a)	113,872	2,384,480
Sigma Designs Inc.(a)(b)	227,207	3,155,905
Silicon Storage Technology Inc.(a)	717,702	1,988,035
SMART Modular Technologies (WWH) Inc.(a)	375,914	1,439,751
SRA International Inc. Class A(a)	364,502	8,186,715
STEC Inc.(a)(b)	262,865	2,699,624
Stratasys Inc.(a)(b)	176,795	3,263,636
Super Micro Computer Inc.(a)	187,672	1,385,019
Sykes Enterprises Inc.(a)	282,451	5,327,026
Synaptics Inc.(a)(b)	193,996	7,319,469
Syntel Inc.	110,295	3,719,147
3D Systems Corp.(a)	151,285	1,437,207
3PAR Inc.(a)	233,893	1,833,721
Tyler Technologies Inc.(a)	325,619	4,418,650
Virtusa Corp.(a)	74,871	758,443

		223,945,784
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc.(a)(b)	147,059	9,566,188
Elizabeth Arden Inc.(a)	208,994	3,172,529
Inter Parfums Inc.	120,758	1,811,370

		14,550,087

DISTRIBUTION & WHOLESALE—0.70%
Beacon Roofing Supply Inc.(a)(b)	379,071	4,021,943
BMP Sunstone Corp.(a)(b)	196,290	1,118,853
Brightpoint Inc.(a)	426,944	3,116,691
Chindex International Inc.(a)	93,731	1,375,034
Core-Mark Holding Co. Inc.(a)	80,724	2,114,969
Houston Wire & Cable Co.(b)	152,159	3,027,964
MWI Veterinary Supply Inc.(a)	87,802	2,907,124
Owens & Minor Inc.	352,354	16,099,054
Pool Corp.	409,640	7,275,206
ScanSource Inc.(a)	225,029	6,021,776
United Stationers Inc.(a)(b)	200,562	7,410,766
Watsco Inc.	200,279	8,371,662

		62,861,042
DIVERSIFIED FINANCIAL SERVICES—1.62%
Advanta Corp. Class B	328,491	2,066,208
Ampal-American Israel Corp. Class A(a)(b)	166,963	753,003
Asset Acceptance Capital Corp.	128,320	1,568,070
BGC Partners Inc. Class A(a)	53,092	400,845
Broadpoint Securities Group Inc.(a)	205,169	410,338
Calamos Asset Management Inc. Class A	172,209	2,932,719
Cohen & Steers Inc.(b)	143,550	3,727,993
CompuCredit Corp.(a)(b)	136,536	819,216
Credit Acceptance Corp.(a)(b)	50,344	1,286,793
Diamond Hill Investment Group Inc.(a)	17,795	1,485,882
Doral Financial Corp.(a)	45,424	615,041
Duff & Phelps Corp. Class A(a)	89,802	1,487,121
Encore Capital Group Inc.(a)	116,336	1,027,247
Epoch Holding Corp.	85,667	780,426
Evercore Partners Inc. Class A	83,594	794,143
FBR Capital Markets Corp.(a)	236,517	1,189,681
FCStone Group Inc.(a)	194,609	5,435,429
Federal Agricultural Mortgage Corp.	81,281	2,014,143
Financial Federal Corp.	218,276	4,793,341
First Marblehead Corp. (The)	594,535	1,527,955
Friedman, Billings, Ramsey Group Inc. Class A	1,268,480	1,902,720
GAMCO Investors Inc. Class A	64,881	3,219,395
GFI Group Inc.	566,085	5,100,426
Greenhill & Co. Inc.(b)	148,488	7,997,564
IndyMac Bancorp Inc.	856,048	479,387
Interactive Brokers Group Inc.(a)(b)	347,814	11,175,264
International Assets Holding Corp.(a)	35,900	1,079,154
KBW Inc.(a)(b)	224,203	4,614,098
Knight Capital Group Inc. Class A(a)(b)	805,387	14,480,858
LaBranche & Co. Inc.(a)	437,975	3,100,863
Landenburg Thalmann Financial Services Inc.(a)(b)	865,623	1,307,091
MarketAxess Holdings Inc.(a)	265,984	2,010,839
National Financial Partners Corp.(b)	338,608	6,711,211
Nelnet Inc. Class A	150,497	1,690,081
NewStar Financial Inc.(a)	203,028	1,199,895
Ocwen Financial Corp.(a)	302,247	1,405,449
optionsXpress Holdings Inc.	362,725	8,103,276
Penson Worldwide Inc.(a)	144,373	1,725,257
Piper Jaffray Companies(a)	160,665	4,712,304
Portfolio Recovery Associates Inc.(a)(b)	130,061	4,877,287
Pzena Investment Management Inc.	52,193	665,983
Sanders Morris Harris Group Inc.	165,024	1,118,863
Stifel Financial Corp.(a)	201,497	6,929,482
SWS Group Inc.	208,482	3,462,886
Thomas Weisel Partners Group Inc.(a)	164,620	900,471
TradeStation Group Inc.(a)	274,877	2,790,002

U.S. Global Investors Inc. Class A	108,864	1,823,472
Westwood Holdings Group Inc.	46,221	1,839,596
World Acceptance Corp.(a)(b)	140,190	4,720,197

		146,258,965
ELECTRIC—2.22%
ALLETE Inc.	224,389	9,424,338
Aquila Inc.(a)(b)	3,222,301	12,148,075
Avista Corp.	454,472	9,752,969
Black Hills Corp.	329,053	10,549,439
Central Vermont Public Service Corp.	88,819	1,720,424
CH Energy Group Inc.	135,219	4,809,740
Cleco Corp.	515,962	12,037,393
El Paso Electric Co.(a)	383,561	7,594,508
Empire District Electric Co. (The)	289,154	5,360,915
EnerNOC Inc.(a)(b)	81,910	1,470,284
IDACORP Inc.	387,837	11,204,611
ITC Holdings Corp.	423,442	21,642,121
MGE Energy Inc.	189,376	6,177,445
NorthWestern Corp.	333,930	8,488,501
Ormat Technologies Inc.	152,233	7,486,819
Otter Tail Corp.	257,649	10,004,511
Pike Electric Corp.(a)	145,059	2,409,430
PNM Resources Inc.	659,311	7,885,360
Portland General Electric Co.	535,777	12,065,698
Synthesis Energy Systems Inc.(a)	163,578	1,472,202
U.S. Geothermal Inc.(a)	526,299	1,547,319
UIL Holdings Corp.	213,952	6,292,328
UniSource Energy Corp.	294,939	9,146,058
Westar Energy Inc.	898,389	19,324,347

		200,014,835
ELECTRICAL COMPONENTS & EQUIPMENT—1.58%
Advanced Battery Technologies Inc.(a)	357,500	2,062,775
Advanced Energy Industries Inc.(a)	280,740	3,846,138
American Superconductor Corp.(a)(b)	359,934	12,903,634
Beacon Power Corp.(a)	752,389	1,564,969
Belden Inc.	374,999	12,704,966
Capstone Turbine Corp.(a)	1,247,005	5,224,951
China BAK Battery Inc.(a)	256,435	1,207,809
Coleman Cable Inc.(a)	67,301	694,546
Encore Wire Corp.(b)	156,211	3,310,111
Energy Conversion Devices Inc.(a)(b)	347,098	25,560,297
EnerSys Inc.(a)	235,432	8,058,837
Fushi Copperweld Inc.(a)	123,281	2,925,458
GrafTech International Ltd.(a)	884,639	23,734,864
Graham Corp.	42,351	3,138,633
Greatbatch Inc.(a)(b)	195,790	3,387,167
Harbin Electric Inc.(a)	53,040	753,698
Insteel Industries Inc.	149,415	2,735,789
Littelfuse Inc.(a)	185,629	5,856,595
Medis Technologies Ltd.(a)(b)	226,028	761,714
Orion Energy Systems Inc.(a)(b)	76,070	760,700
Powell Industries Inc.(a)	63,279	3,189,894
Power-One Inc.(a)(b)	633,185	1,196,720
PowerSecure International Inc.(a)	143,551	1,042,180
Superior Essex Inc.(a)	169,901	7,582,682
Ultralife Corp.(a)	106,601	1,139,565
Universal Display Corp.(a)(b)	247,630	3,050,802
Valence Technology Inc.(a)	435,765	1,930,439
Vicor Corp.	166,994	1,666,600

		141,992,533

ELECTRONICS—2.65%
American Science and Engineering Inc.	77,806	4,009,343
Analogic Corp.	114,731	7,236,084
Axsys Technologies Inc.(a)	74,930	3,899,357
Badger Meter Inc.	125,004	6,316,452
Bel Fuse Inc. Class B	101,503	2,508,139
Benchmark Electronics Inc.(a)	578,268	9,448,899
Brady Corp. Class A	430,438	14,863,024
Checkpoint Systems Inc.(a)	339,718	7,093,312
China Security & Surveillance Technology Inc.(a)	230,022	3,100,697
Cogent Inc.(a)(b)	351,782	3,999,761
Coherent Inc.(a)	202,505	6,052,874
CTS Corp.	287,832	2,892,712
Cubic Corp.	133,295	2,969,813
Cymer Inc.(a)(b)	260,143	6,992,644
Daktronics Inc.	280,984	5,667,447
Dionex Corp.(a)(b)	156,885	10,412,457
Eagle Test Systems Inc.(a)	117,533	1,316,370
Electro Scientific Industries Inc.(a)	232,167	3,289,806
Excel Technology Inc.(a)	93,268	2,081,742
FARO Technologies Inc.(a)	142,937	3,597,724
FEI Co.(a)	312,497	7,118,682
ICx Technologies Inc.(a)(b)	116,386	849,618
II-VI Inc.(a)	209,140	7,303,169
KEMET Corp.(a)(b)	719,707	2,331,851
L-1 Identity Solutions Inc.(a)(b)	557,792	7,429,789
LaBarge Inc.(a)	103,584	1,346,592
Measurement Specialties Inc.(a)	123,562	2,173,456
Methode Electronics Inc.	325,398	3,400,409
Multi-Fineline Electronix Inc.(a)(b)	74,674	2,066,230
NVE Corp.(a)	39,338	1,245,441
OSI Systems Inc.(a)	134,836	2,888,187
OYO Geospace Corp.(a)(b)	34,851	2,054,118
Park Electrochemical Corp.	174,363	4,238,765
Photon Dynamics Inc.(a)	152,051	2,292,929
Plexus Corp.(a)	363,242	10,054,539
Rofin-Sinar Technologies Inc.(a)	254,125	7,674,575
Rogers Corp.(a)	153,672	5,776,530
Sanmina-SCI Corp.(a)	4,547,818	5,821,207
Sonic Solutions Inc.(a)(b)	188,024	1,120,623
Stoneridge Inc.(a)	125,438	2,139,972
Taser International Inc.(a)(b)	535,505	2,672,170
Technitrol Inc.	350,462	5,954,349
TTM Technologies Inc.(a)(b)	365,505	4,828,321
Varian Inc.(a)	253,082	12,922,367
Watts Water Technologies Inc. Class A(b)	250,185	6,229,606
Woodward Governor Co.	503,252	17,945,966
Zygo Corp.(a)	129,744	1,275,384

		238,903,502
ENERGY - ALTERNATE SOURCES—0.40%
Akeena Solar Inc.(a)	177,310	996,482
Ascent Solar Technologies Inc.(a)	63,214	654,265
Aventine Renewable Energy Holdings Inc.(a)(b)	248,498	1,093,391
Clean Energy Fuels Corp.(a)(b)	187,214	2,151,089
Comverge Inc.(a)(b)	187,138	2,616,189
Ener1 Inc.(a)	308,162	2,286,562
Evergreen Energy Inc.(a)(b)	717,978	1,249,282
Evergreen Solar Inc.(a)(b)	906,307	8,782,115
FuelCell Energy Inc.(a)(b)	587,313	4,169,922
GreenHunter Energy Inc.(a)	36,447	497,866
Headwaters Inc.(a)(b)	359,658	4,233,175
Pacific Ethanol Inc.(a)(b)	375,247	679,197
Plug Power Inc.(a)	688,600	1,618,210

Quantum Fuel Systems Technologies Worldwide Inc.(a)	588,689	1,813,162
VeraSun Energy Corp.(a)(b)	878,546	3,628,395

		36,469,302
ENGINEERING & CONSTRUCTION—0.67%
Dycom Industries Inc.(a)	343,717	4,990,771
EMCOR Group Inc.(a)	581,615	16,593,476
ENGlobal Corp.(a)	231,768	3,300,376
Granite Construction Inc.	283,790	8,947,899
Insituform Technologies Inc. Class A(a)(b)	237,724	3,620,537
Layne Christensen Co.(a)	164,344	7,196,624
Orion Marine Group Inc.(a)	184,707	2,609,910
Perini Corp.(a)	232,689	7,690,371
Stanley Inc.(a)	75,631	2,535,151
Sterling Construction Co. Inc.(a)	99,067	1,967,471
VSE Corp.	33,992	934,780

		60,387,366
ENTERTAINMENT—0.72%
Bally Technologies Inc.(a)	468,956	15,850,713
Bluegreen Corp.(a)(b)	108,967	659,250
Churchill Downs Inc.	81,789	2,851,982
Cinemark Holdings Inc.	255,569	3,337,731
Dover Downs Gaming & Entertainment Inc.	118,320	759,614
Dover Motorsports Inc.	128,540	654,269
Elixir Gaming Technologies Inc.(a)	574,480	689,376
Great Wolf Resorts Inc.(a)	228,529	998,672
Isle of Capri Casinos Inc.(a)	133,870	641,237
Macrovision Solutions Corp.(a)(b)	706,657	10,571,589
National CineMedia Inc.	360,212	3,839,860
Pinnacle Entertainment Inc.(a)(b)	513,650	5,388,188
Ricks Cabaret International Inc.(a)	51,309	861,991
Shuffle Master Inc.(a)	302,781	1,495,738
Six Flags Inc.(a)(b)	617,328	709,927
Speedway Motorsports Inc.	116,753	2,379,426
Steinway Musical Instruments Inc.(a)	59,221	1,563,434
Vail Resorts Inc.(a)(b)	268,171	11,485,764

		64,738,761
ENVIRONMENTAL CONTROL—1.05%
American Ecology Corp.	139,861	4,130,095
Calgon Carbon Corp.(a)(b)	350,364	5,416,627
Casella Waste Systems Inc. Class A(a)	192,867	2,351,049
Clean Harbors Inc.(a)	169,388	12,036,711
Darling International Inc.(a)	698,341	11,536,593
EnergySolutions Inc.	284,443	6,357,301
Fuel Tech Inc.(a)(b)	151,430	2,668,197
Metalico Inc.(a)	206,907	3,625,011
Met-Pro Corp.	127,640	1,703,994
Mine Safety Appliances Co.	265,767	10,628,022
Rentech Inc.(a)(b)	1,406,644	2,672,624
Tetra Tech Inc.(a)	504,225	11,405,569
Waste Connections Inc.(a)	568,726	18,159,421
Waste Services Inc.(a)	201,419	1,417,990

		94,109,204
FOOD—1.77%
American Dairy Inc.(a)(b)	60,234	472,235
Arden Group Inc. Class A	9,974	1,264,105
B&G Foods Inc. Class A	170,430	1,591,816
Calavo Growers Inc.	88,078	1,078,955
Cal-Maine Foods Inc.(b)	111,238	3,669,742
Chiquita Brands International Inc.(a)	370,816	5,625,279

Diamond Foods Inc.	137,567	3,169,544
Flowers Foods Inc.	662,687	18,780,550
Fresh Del Monte Produce Inc.(a)	359,472	8,472,755
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	302,216	6,896,569
Hain Celestial Group Inc.(a)	347,147	8,151,012
HQ Sustainable Maritime Industries Inc.(a)	56,677	750,970
Imperial Sugar Co.	102,363	1,589,697
Ingles Markets Inc. Class A	107,554	2,509,235
J&J Snack Foods Corp.	121,030	3,317,432
Lance Inc.	231,673	4,348,502
Lifeway Foods Inc.(a)	41,051	488,096
M&F Worldwide Corp.(a)	109,175	4,291,669
Nash Finch Co.	109,167	3,741,153
Pilgrim’s Pride Corp.	386,289	5,017,894
Ralcorp Holdings Inc.(a)	220,759	10,914,325
Ruddick Corp.	360,601	12,372,220
Sanderson Farms Inc.(b)	173,871	6,002,027
Seaboard Corp.	2,857	4,431,207
Smart Balance Inc.(a)	536,524	3,868,338
Spartan Stores Inc.	187,455	4,311,465
Tootsie Roll Industries Inc.(b)	203,763	5,120,564
TreeHouse Foods Inc.(a)	267,113	6,480,161
United Natural Foods Inc.(a)	367,465	7,158,218
Village Super Market Inc. Class A	26,977	1,040,773
Weis Markets Inc.	94,337	3,063,122
Winn-Dixie Stores Inc.(a)	463,423	7,424,036
Zhongpin Inc.(a)	158,611	1,982,637

		159,396,303
FOREST PRODUCTS & PAPER—0.70%
AbitibiBowater Inc.(b)	455,508	4,249,890
Boise Inc.(a)(b)	302,854	1,165,988
Buckeye Technologies Inc.(a)	335,717	2,840,166
Deltic Timber Corp.	90,280	4,830,883
Kapstone Paper and Packaging Corp.(a)	152,019	1,013,967
Louisiana-Pacific Corp.	884,846	7,512,343
Mercer International Inc.(a)	258,723	1,935,248
Neenah Paper Inc.	125,239	2,092,744
P.H. Glatfelter Co.	387,677	5,237,516
Potlatch Corp.	337,454	15,225,924
Rock-Tenn Co. Class A	326,554	9,793,354
Schweitzer-Mauduit International Inc.	134,159	2,260,579
Verso Paper Corp.(a)	118,940	1,006,232
Wausau Paper Corp.	374,095	2,884,272
Xerium Technologies Inc.	175,851	696,370

		62,745,476
GAS—1.14%
Chesapeake Utilities Corp.	57,734	1,484,918
EnergySouth Inc.	62,399	3,061,295
Laclede Group Inc. (The)	187,112	7,553,711
New Jersey Resources Corp.	359,450	11,736,043
Nicor Inc.	386,751	16,471,725
Northwest Natural Gas Co.	226,449	10,475,531
Piedmont Natural Gas Co.	629,086	16,456,890
South Jersey Industries Inc.	254,867	9,521,831
Southwest Gas Corp.	370,792	11,023,646
WGL Holdings Inc.	423,756	14,721,283

		102,506,873
HAND & MACHINE TOOLS—0.46%
Baldor Electric Co.	395,028	13,818,079
Franklin Electric Co. Inc.	195,834	7,594,443
K-Tron International Inc.(a)	20,740	2,687,904

Raser Technologies Inc.(a)(b)	385,740	3,757,108
Regal Beloit Corp.	275,762	11,650,944
Thermadyne Holdings Corp.(a)	113,265	1,675,189

		41,183,667
HEALTH CARE - PRODUCTS—3.64%
Abaxis Inc.(a)	185,634	4,479,348
ABIOMED Inc.(a)(b)	260,761	4,628,508
Accuray Inc.(a)(b)	309,443	2,255,839
Align Technology Inc.(a)(b)	531,155	5,571,816
Alphatec Holdings Inc.(a)	211,541	863,087
American Medical Systems Holdings Inc.(a)(b)	623,414	9,320,039
AngioDynamics Inc.(a)	206,833	2,817,065
ArthroCare Corp.(a)(b)	227,962	9,303,129
Atrion Corp.	12,989	1,244,606
Bruker Corp.(a)	432,524	5,557,933
Caliper Life Sciences Inc.(a)	405,324	1,049,789
Cantel Medical Corp.(a)	106,009	1,072,811
Cardiac Science Corp.(a)	164,934	1,352,459
CardioNet Inc.(a)	38,281	1,019,423
Cepheid Inc.(a)(b)	487,881	13,719,214
Clinical Data Inc.(a)	88,048	1,256,445
Columbia Laboratories Inc.(a)	397,155	1,310,611
Conceptus Inc.(a)(b)	258,682	4,783,030
CONMED Corp.(a)(b)	245,435	6,516,299
Cyberonics Inc.(a)	203,402	4,413,823
Cynosure Inc. Class A(a)(b)	82,401	1,633,188
Datascope Corp.	112,581	5,291,307
DexCom Inc.(a)	222,503	1,343,918
ev3 Inc.(a)(b)	602,185	5,708,714
Exactech Inc.(a)	59,777	1,536,867
Haemonetics Corp.(a)	220,198	12,212,181
Hanger Orthopedic Group Inc.(a)	196,364	3,238,042
Hansen Medical Inc.(a)(b)	146,123	2,443,177
ICU Medical Inc.(a)	94,598	2,164,402
Immucor Inc.(a)	600,215	15,533,564
Insulet Corp.(a)	156,933	2,468,556
Invacare Corp.	274,687	5,614,602
IRIS International Inc.(a)	157,508	2,465,000
Kensey Nash Corp.(a)	62,029	1,988,029
Luminex Corp.(a)(b)	315,428	6,482,045
Masimo Corp.(a)	394,646	13,556,090
Medical Action Industries Inc.(a)	119,794	1,242,264
Mentor Corp.(b)	289,299	8,048,298
Meridian Bioscience Inc.	344,115	9,263,576
Merit Medical Systems Inc.(a)	236,481	3,476,271
Metabolix Inc.(a)(b)	163,477	1,602,075
Microvision Inc.(a)	481,683	1,324,628
Micrus Endovascular Corp.(a)	133,542	1,872,259
Natus Medical Inc.(a)	235,889	4,939,516
NuVasive Inc.(a)(b)	304,847	13,614,467
NxStage Medical Inc.(a)(b)	174,285	669,254
OraSure Technologies Inc.(a)	403,467	1,508,967
Orthofix International NV(a)	146,286	4,234,980
Orthovita Inc.(a)	561,700	1,151,485
Palomar Medical Technologies Inc.(a)	157,074	1,567,599
PSS World Medical Inc.(a)	530,562	8,648,161
Quidel Corp.(a)	241,023	3,981,700
Sirona Dental Systems Inc.(a)(b)	144,373	3,742,148
Somanetics Corp.(a)	110,156	2,335,307
SonoSite Inc.(a)(b)	144,118	4,036,745
Spectranetics Corp.(a)	270,916	2,671,232
Stereotaxis Inc.(a)(b)	231,704	1,241,933
Steris Corp.	501,664	14,427,857

SurModics Inc.(a)(b)	132,181	5,926,996
Symmetry Medical Inc.(a)	303,655	4,925,284
Synovis Life Technologies Inc.(a)	106,931	2,013,511
Thoratec Corp.(a)	466,809	8,117,809
TomoTherapy Inc.(a)	350,335	3,128,492
TranS1 Inc.(a)	103,614	1,561,463
Vision-Sciences Inc.(a)	142,831	535,616
Vital Images Inc.(a)(b)	147,854	1,839,304
Vital Sign Inc.	68,729	3,902,433
VNUS Medical Technologies Inc.(a)	111,650	2,234,116
Volcano Corp.(a)	404,309	4,932,570
West Pharmaceutical Services Inc.	276,996	11,988,387
Wright Medical Group Inc.(a)(b)	318,431	9,046,625
Zoll Medical Corp.(a)	179,165	6,032,486

		328,000,770
HEALTH CARE - SERVICES—1.93%
Air Methods Corp.(a)	91,816	2,295,400
Alliance Imaging Inc.(a)	219,088	1,899,493
Almost Family Inc.(a)	54,889	1,460,047
Amedisys Inc.(a)	227,060	11,448,365
AMERIGROUP Corp.(a)	458,861	9,544,309
AmSurg Corp.(a)	269,555	6,563,664
Apria Healthcare Group Inc.(a)	375,798	7,286,723
Assisted Living Concepts Inc.(a)	469,605	2,582,827
athenahealth Inc.(a)	176,959	5,443,259
Bio-Reference Laboratories Inc.(a)	98,876	2,205,924
Capital Senior Living Corp.(a)	189,476	1,428,649
Centene Corp.(a)	372,002	6,245,914
Emeritus Corp.(a)	168,671	2,465,970
Ensign Group Inc. (The)	70,559	811,428
Five Star Quality Care Inc.(a)	270,233	1,278,202
Genoptix Inc.(a)	71,232	2,247,370
Gentiva Health Services Inc.(a)(b)	217,579	4,144,880
HealthSouth Corp.(a)(b)	677,753	11,271,032
Healthways Inc.(a)	300,904	8,906,758
IPC The Hospitalist Co. Inc.(a)	47,941	902,250
Kindred Healthcare Inc.(a)	239,990	6,902,112
LHC Group Inc.(a)	125,246	2,911,969
Life Sciences Research Inc.(a)	75,033	2,118,932
Magellan Health Services Inc.(a)	346,968	12,848,225
MedCath Corp.(a)	136,137	2,447,743
Molina Healthcare Inc.(a)	124,495	3,030,208
National Healthcare Corp.	72,692	3,331,474
NightHawk Radiology Holdings Inc.(a)(b)	216,062	1,529,719
Odyssey Healthcare Inc.(a)	280,095	2,728,125
Psychiatric Solutions Inc.(a)(b)	475,002	17,974,076
RadNet Inc.(a)	180,875	1,121,425
RehabCare Group Inc.(a)	154,429	2,475,497
Res-Care Inc.(a)	212,211	3,773,112
Skilled Healthcare Group Inc. Class A(a)	150,406	2,018,449
Sun Healthcare Group Inc.(a)	368,420	4,933,144
Sunrise Senior Living Inc.(a)(b)	384,426	8,641,896
Triple-S Management Corp. Class B(a)	121,892	1,992,934
U.S. Physical Therapy Inc.(a)	101,983	1,673,541
Virtual Radiologic Corp.(a)(b)	59,357	786,480

		173,671,525
HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A	83,309	776,440

		776,440
HOME BUILDERS—0.37%
AMREP Corp.(b)	14,764	702,619

Beazer Homes USA Inc.(b)	336,964	1,876,889
Brookfield Homes Corp.(b)	79,275	973,497
Cavco Industries Inc.(a)	55,446	1,814,748
Champion Enterprises Inc.(a)(b)	665,152	3,891,139
Fleetwood Enterprises Inc.(a)(b)	553,159	1,449,277
Hovnanian Enterprises Inc. Class A(a)(b)	397,377	2,177,626
M/I Homes Inc.	120,413	1,894,096
Meritage Homes Corp.(a)	262,889	3,988,026
Palm Harbor Homes Inc.(a)(b)	83,901	463,973
Ryland Group Inc.	362,990	7,916,812
Skyline Corp.	58,960	1,385,560
Standard-Pacific Corp.(b)	626,006	2,115,900
Winnebago Industries Inc.(b)	248,672	2,533,968

		33,184,130
HOME FURNISHINGS—0.45%
American Woodmark Corp.(b)	90,916	1,921,055
Audiovox Corp. Class A(a)	148,057	1,453,920
DTS Inc.(a)(b)	152,393	4,772,949
Ethan Allen Interiors Inc.	210,911	5,188,411
Furniture Brands International Inc.	355,736	4,752,633
Hooker Furniture Corp.	83,227	1,441,492
Kimball International Inc. Class B	273,528	2,264,812
La-Z-Boy Inc.(b)	440,358	3,368,739
Sealy Corp.(b)	379,130	2,176,206
Tempur-Pedic International Inc.(b)	639,568	4,995,026
TiVo Inc.(a)(b)	873,120	5,387,150
Universal Electronics Inc.(a)	120,873	2,526,246

		40,248,639
HOUSEHOLD PRODUCTS & WARES—0.71%
ACCO Brands Corp.(a)(b)	464,046	5,211,237
American Greetings Corp. Class A	418,194	5,160,514
Blyth Inc.	209,063	2,515,028
Central Garden & Pet Co. Class A(a)	552,114	2,263,667
CSS Industries Inc.	67,393	1,632,258
Ennis Inc.	220,043	3,443,673
Fossil Inc.(a)(b)	388,678	11,298,869
Helen of Troy Ltd.(a)	258,592	4,168,503
Prestige Brands Holdings Inc.(a)	289,035	3,081,113
Russ Berrie and Co. Inc.(a)	142,389	1,134,840
Spectrum Brands Inc.(a)	339,766	866,403
Standard Register Co. (The)	125,589	1,184,304
Tupperware Brands Corp.	531,353	18,182,900
WD-40 Co.	140,872	4,120,506

		64,263,815
HOUSEWARES—0.04%
Libbey Inc.	123,702	920,343
National Presto Industries Inc.	38,519	2,472,149

		3,392,492
INSURANCE—3.50%
Ambac Financial Group Inc.	2,456,788	3,292,096
AmCOMP Inc.(a)	106,699	1,037,114
American Equity Investment Life Holding Co.	467,465	3,809,840
American Physicians Capital Inc.	72,030	3,489,133
American Safety Insurance Holdings Ltd.(a)	90,220	1,297,364
Amerisafe Inc.(a)	161,305	2,571,202
AmTrust Financial Services Inc.	136,099	1,714,847
Argo Group International Holdings Ltd.(a)	263,137	8,830,878
Aspen Insurance Holdings Ltd.	732,076	17,328,239
Assured Guaranty Ltd.	477,903	8,597,475
Baldwin & Lyons Inc. Class B	72,842	1,273,278

CastlePoint Holdings Ltd.	286,388	2,603,267
Citizens Inc.(a)(b)	316,796	1,941,959
CNA Surety Corp.(a)	143,690	1,816,242
Crawford & Co. Class B(a)	205,221	1,639,716
Darwin Professional Underwriters Inc.(a)	65,803	2,026,732
Delphi Financial Group Inc. Class A	354,199	8,196,165
Donegal Group Inc. Class A	99,392	1,577,351
eHealth Inc.(a)(b)	213,925	3,777,915
EMC Insurance Group Inc.	49,632	1,195,139
Employers Holdings Inc.	419,443	8,682,470
Enstar Group Ltd.(a)(b)	43,451	3,801,962
FBL Financial Group Inc. Class A	109,946	2,185,726
First Acceptance Corp.(a)	146,314	468,205
First Mercury Financial Corp.(a)	124,721	2,200,078
Flagstone Reinsurance Holdings Ltd.	257,896	3,040,594
FPIC Insurance Group Inc.(a)	75,432	3,418,578
Greenlight Capital Re Ltd.(a)(b)	246,902	5,644,180
Hallmark Financial Services Inc.(a)	49,917	482,697
Harleysville Group Inc.	111,872	3,784,630
Hilb Rogal & Hobbs Co.	312,008	13,559,868
Horace Mann Educators Corp.	347,846	4,876,801
Independence Holding Co.	55,016	537,506
Infinity Property and Casualty Corp.	138,727	5,759,945
IPC Holdings Ltd.	459,084	12,188,680
Kansas City Life Insurance Co.	38,843	1,621,695
LandAmerica Financial Group Inc.(b)	132,614	2,942,705
Life Partners Holdings Inc.	50,194	1,002,876
Maiden Holdings Ltd.	416,943	2,668,435
Max Capital Group Ltd.	483,566	10,314,463
Meadowbrook Insurance Group Inc.	318,466	1,687,870
Montpelier Re Holdings Ltd.	800,254	11,803,746
National Interstate Corp.	52,133	958,205
National Western Life Insurance Co. Class A	19,180	4,190,830
Navigators Group Inc. (The)(a)	112,719	6,092,462
NYMAGIC Inc.	37,586	720,148
Odyssey Re Holdings Corp.	207,922	7,381,231
Phoenix Companies Inc. (The)	980,339	7,460,380
Platinum Underwriters Holdings Ltd.	419,421	13,677,319
PMA Capital Corp. Class A(a)	272,030	2,505,396
PMI Group Inc. (The)	698,372	1,361,825
Presidential Life Corp.	185,457	2,859,747
Primus Guaranty Ltd.(a)(b)	197,705	575,322
ProAssurance Corp.(a)(b)	274,636	13,212,738
ProCentury Corp.	115,257	1,825,671
Quanta Capital Holdings Ltd.	595,114	1,571,101
Radian Group Inc.	682,608	989,782
RLI Corp.	159,761	7,903,377
Safety Insurance Group Inc.	139,124	4,959,771
SCPIE Holdings Inc.(a)	73,097	2,045,985
SeaBright Insurance Holdings Inc.(a)	181,649	2,630,278
Selective Insurance Group Inc.	456,788	8,569,343
State Auto Financial Corp.	121,030	2,896,248
Stewart Information Services Corp.	146,081	2,825,207
Tower Group Inc.	173,213	3,670,383
United America Indemnity Ltd. Class A(a)	172,795	2,310,269
United Fire & Casualty Co.	195,063	5,253,047
Universal American Corp.(a)	336,681	3,440,880
Validus Holdings Ltd.	546,866	11,620,903
Zenith National Insurance Corp.	315,537	11,094,281

		315,291,791
INTERNET—3.15%
Ariba Inc.(a)	732,674	10,777,635
Art Technology Group Inc.(a)	1,102,720	3,528,704

AsiaInfo Holdings Inc.(a)	296,639	3,506,273
Avocent Corp.(a)	383,277	7,128,952
Bidz.com Inc.(a)	49,190	428,445
Blue Coat Systems Inc.(a)	283,741	4,003,586
Blue Nile Inc.(a)(b)	114,397	4,864,160
China Information Security Technology Inc.(a)	194,582	1,101,334
Chordiant Software Inc.(a)	255,026	1,275,130
CMGI Inc.(a)	419,830	4,450,198
CNET Networks Inc.(a)(b)	1,071,330	12,309,582
Cogent Communications Group Inc.(a)(b)	407,417	5,459,388
comScore Inc.(a)	153,576	3,351,028
Constant Contact Inc.(a)(b)	174,111	3,281,992
CyberSource Corp.(a)	591,336	9,893,051
DealerTrack Holdings Inc.(a)	365,157	5,152,365
Dice Holdings Inc.(a)	133,421	1,102,057
Digital River Inc.(a)(b)	318,142	12,273,918
Drugstore.com Inc.(a)	709,045	1,347,186
EarthLink Inc.(a)(b)	940,128	8,132,107
Entrust Inc.(a)	519,809	1,528,238
eResearch Technology Inc.(a)(b)	370,292	6,457,892
FTD Group Inc.	172,924	2,305,077
Global Sources Ltd.(a)(b)	145,519	2,208,978
GSI Commerce Inc.(a)	201,026	2,739,984
HSW International Inc.(a)(b)	236,645	686,271
i2 Technologies Inc.(a)(b)	134,900	1,676,807
iBasis Inc.	266,609	874,478
InfoSpace Inc.	291,863	2,431,219
Internap Network Services Corp.(a)(b)	432,781	2,025,415
Internet Brands Inc. Class A(a)(b)	188,092	1,247,050
Internet Capital Group Inc.(a)	331,285	2,560,833
Interwoven Inc.(a)	390,245	4,686,842
j2 Global Communications Inc.(a)	380,619	8,754,237
Keynote Systems Inc.(a)	117,233	1,509,961
Knot Inc. (The)(a)	242,029	2,367,044
Liquidity Services Inc.(a)	124,226	1,432,326
LoopNet Inc.(a)(b)	250,474	2,830,356
MercadoLibre Inc.(a)(b)	218,395	7,532,444
Move Inc.(a)(b)	1,098,643	2,559,838
NetFlix Inc.(a)(b)	345,922	9,018,187
NIC Inc.	341,782	2,334,371
NutriSystem Inc.	261,519	3,697,879
1-800-FLOWERS.COM Inc.(a)	221,619	1,429,443
Online Resources Corp.(a)	247,356	2,065,423
Orbitz Worldwide Inc.(a)(b)	314,733	1,576,812
Overstock.com Inc.(a)(b)	131,472	3,411,698
PCTEL Inc.	179,603	1,722,393
Perficient Inc.(a)(b)	273,709	2,644,029
RealNetworks Inc.(a)	774,871	5,114,149
RightNow Technologies Inc.(a)	237,956	3,252,859
S1 Corp.(a)	422,617	3,199,211
Safeguard Scientifics Inc.(a)	1,031,210	1,278,700
Sapient Corp.(a)	751,888	4,827,121
Secure Computing Corp.(a)	454,574	1,881,936
Shutterfly Inc.(a)	168,919	2,062,501
SonicWALL Inc.(a)	491,526	3,170,343
Sourcefire Inc.(a)(b)	169,816	1,312,678
Stamps.com Inc.(a)	109,023	1,360,607
SupportSoft Inc.(a)	392,858	1,276,789
TechTarget Inc.(a)	117,975	1,245,816
TeleCommunication Systems Inc.(a)	285,403	1,321,416
Terremark Worldwide Inc.(a)(b)	452,388	2,470,038
TheStreet.com Inc.	154,430	1,005,339
thinkorswim Group Inc.(a)(b)	445,702	3,142,199
TIBCO Software Inc.(a)(b)	1,597,690	12,222,329

TriZetto Group Inc. (The)(a)(b)	369,672	7,903,587
United Online Inc.	589,842	5,916,115
ValueClick Inc.(a)	815,691	12,357,719
Vasco Data Security International Inc.(a)(b)	230,044	2,422,363
Vignette Corp.(a)	211,633	2,539,596
Vocus Inc.(a)	137,700	4,429,809
Websense Inc.(a)	386,581	6,510,024
Website Pros Inc.(a)	237,469	1,978,117

		283,883,977
INVESTMENT COMPANIES—0.62%
Apollo Investment Corp.	1,218,860	17,466,264
Ares Capital Corp.	832,459	8,391,187
BlackRock Kelso Capital Corp.	110,219	1,042,672
Capital Southwest Corp.	26,062	2,716,442
Gladstone Capital Corp.	180,407	2,749,403
Gladstone Investment Corp.	187,417	1,205,091
Harris & Harris Group Inc.(a)	197,892	1,187,352
Hercules Technology Growth Capital Inc.	281,320	2,512,188
Kayne Anderson Energy Development Co.	86,306	1,980,723
Kohlberg Capital Corp.	149,029	1,490,290
MCG Capital Corp.	647,216	2,575,920
Medallion Financial Corp.	125,927	1,186,232
MVC Capital Inc.	208,098	2,848,862
NGP Capital Resources Co.	185,187	2,853,732
Patriots Capital Funding Inc.	175,566	1,097,288
PennantPark Investment Corp.	178,926	1,290,056
Prospect Energy Corp.	224,855	2,963,589

		55,557,291
IRON & STEEL—0.19%
China Precision Steel Inc.(a)	145,707	639,654
Esmark Inc.(a)	133,676	2,555,885
General Steel Holdings Inc.(a)	91,335	1,435,786
Gibraltar Industries Inc.	230,145	3,675,416
Olympic Steel Inc.	77,475	5,881,902
Sutor Technology Group Ltd.(a)	64,793	458,087
Universal Stainless & Alloy Products Inc.(a)	57,450	2,127,948

		16,774,678
LEISURE TIME—0.57%
Ambassadors Group Inc.	163,559	2,440,300
Brunswick Corp.	750,596	7,956,318
Callaway Golf Co.	567,913	6,718,411
Life Time Fitness Inc.(a)(b)	298,269	8,813,849
Marine Products Corp.	85,143	561,944
Nautilus Inc.	193,303	981,979
Polaris Industries Inc.(b)	282,335	11,400,687
Town Sports International Holdings Inc.(a)	148,469	1,386,700
WMS Industries Inc.(a)(b)	375,956	11,192,210

		51,452,398
LODGING—0.22%
Ameristar Casinos Inc.	217,307	3,003,183
Gaylord Entertainment Co.(a)(b)	349,932	8,384,371
Lodgian Inc.(a)	137,695	1,078,152
Marcus Corp.	173,191	2,589,205
Monarch Casino & Resort Inc.(a)	106,879	1,261,172
Morgans Hotel Group Co.(a)(b)	229,083	2,359,555
Riviera Holdings Corp.(a)	85,555	868,383

		19,544,021
MACHINERY—2.03%
Alamo Group Inc.	53,697	1,105,621

Albany International Corp. Class A	254,089	7,368,581
Altra Holdings Inc.(a)	226,248	3,803,229
Applied Industrial Technologies Inc.	362,427	8,759,861
Astec Industries Inc.(a)	154,456	4,964,216
Bolt Technology Corp.(a)	74,018	1,670,586
Briggs & Stratton Corp.	424,647	5,384,524
Cascade Corp.	77,562	3,282,424
Chart Industries Inc.(a)	242,688	11,804,344
Cognex Corp.	359,185	8,279,214
Columbus McKinnon Corp.(a)	162,474	3,912,374
DXP Enterprises Inc.(a)	30,532	1,271,352
Flow International Corp.(a)	321,669	2,509,018
Gehl Corp.(a)(b)	88,190	1,304,330
Gerber Scientific Inc.(a)	202,970	2,309,799
Gorman-Rupp Co. (The)	122,827	4,893,428
Hurco Companies Inc.(a)	55,134	1,703,089
Intermec Inc.(a)(b)	527,444	11,118,520
Intevac Inc.(a)	186,005	2,098,136
iRobot Corp.(a)(b)	153,504	2,109,145
Kadant Inc.(a)	119,283	2,695,796
Key Technology Inc.(a)	47,656	1,515,937
Lindsay Corp.(b)	102,034	8,669,829
Middleby Corp. (The)(a)(b)	145,444	6,386,446
NACCO Industries Inc.	51,187	3,805,753
Nordson Corp.	288,833	21,053,037
Park-Ohio Holdings Corp.(a)	69,450	1,025,082
Presstek Inc.(a)	234,152	1,161,394
Robbins & Myers Inc.	240,291	11,983,312
Sauer-Danfoss Inc.	94,862	2,954,951
Tecumseh Products Co. Class A(a)	139,790	4,582,316
Tennant Co.	141,957	4,268,647
TurboChef Technologies Inc.(a)	200,325	957,554
Twin Disc Inc.	73,801	1,544,655
Wabtec Corp.	414,901	20,172,487

		182,428,987
MANUFACTURING—2.12%
A.O. Smith Corp.	170,736	5,605,263
Actuant Corp. Class A	478,547	15,002,448
Acuity Brands Inc.	347,850	16,724,628
American Railcar Industries Inc.	79,065	1,326,711
Ameron International Corp.	78,495	9,417,830
AZZ Inc.(a)	103,963	4,148,124
Barnes Group Inc.	409,782	9,461,866
Blount International Inc.(a)	326,578	3,791,571
Ceradyne Inc.(a)	225,433	7,732,352
China Fire & Security Group Inc.(a)	118,925	957,346
CLARCOR Inc.	432,810	15,191,631
Colfax Corp.(a)	184,768	4,635,829
EnPro Industries Inc.(a)(b)	172,945	6,457,766
ESCO Technologies Inc.(a)(b)	222,252	10,428,064
Federal Signal Corp.	411,300	4,935,600
Flanders Corp.(a)	136,349	824,911
FreightCar America Inc.	101,515	3,603,783
GenTek Inc.(a)(b)	76,040	2,044,716
Griffon Corp.(a)(b)	229,731	2,012,444
Hexcel Corp.(a)	822,195	15,868,364
Koppers Holdings Inc.	178,313	7,465,965
Lancaster Colony Corp.	172,569	5,225,389
LSB Industries Inc.(a)	148,744	2,945,131
Lydall Inc.(a)	142,758	1,791,613
Matthews International Corp. Class A	267,136	12,090,575
Myers Industries Inc.	242,907	1,979,692
Peerless Manufacturing Co.(a)	55,453	2,599,082

Polypore International Inc.(a)	136,287	3,452,150
Raven Industries Inc.	137,188	4,497,023
Reddy Ice Holdings Inc.	153,390	2,098,375
Smith & Wesson Holding Corp.(a)	323,055	1,683,117
Standex International Corp.	107,068	2,220,590
Tredegar Corp.	206,136	3,030,199

		191,250,148
MEDIA—0.76%
A.H. Belo Corp. Class A	173,888	991,162
Belo Corp. Class A	763,579	5,581,762
Charter Communications Inc. Class A(a)(b)	3,492,811	3,667,452
Citadel Broadcasting Corp.(a)	1,555,477	1,897,682
CKX Inc.(a)	450,719	3,943,791
Courier Corp.	89,570	1,798,566
Cox Radio Inc. Class A(a)(b)	219,492	2,590,006
Crown Media Holdings Inc. Class A(a)(b)	92,332	437,654
Cumulus Media Inc. Class A(a)	223,865	882,028
DG FastChannel Inc.(a)	130,799	2,256,283
Dolan Media Co.(a)	187,758	3,417,196
Entercom Communications Corp.	221,169	1,552,606
Entravision Communications Corp.(a)	510,954	2,054,035
Fisher Communications Inc.(a)	57,391	1,976,546
GateHouse Media Inc.	268,421	660,316
Global Traffic Network Inc.(a)	100,680	900,079
Gray Television Inc.	362,384	1,040,042
Idearc Inc.	1,262,043	2,965,801
Journal Communications Inc. Class A	362,882	1,749,091
Lee Enterprises Inc.(b)	386,073	1,540,431
Lin TV Corp. Class A(a)	226,912	1,352,396
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	217,500	1,609,500
McClatchy Co. (The) Class A	487,173	3,303,033
Media General Inc. Class A(b)	195,806	2,339,882
Mediacom Communications Corp.(a)(b)	338,381	1,806,955
Outdoor Channel Holdings Inc.(a)	136,409	952,135
Playboy Enterprises Inc. Class B(a)	180,860	893,448
PRIMEDIA Inc.	213,765	996,145
Scholastic Corp.(a)	206,102	5,906,883
Sinclair Broadcast Group Inc. Class A	448,650	3,409,740
Value Line Inc.	11,314	376,191
Westwood One Inc.(a)	602,833	729,428
World Wrestling Entertainment Inc.	181,779	2,812,121

		68,390,386
METAL FABRICATE & HARDWARE—0.99%
A.M. Castle & Co.	141,219	4,040,276
Ampco-Pittsburgh Corp.	70,770	3,147,850
CIRCOR International Inc.	144,056	7,057,303
Dynamic Materials Corp.	107,775	3,551,186
Haynes International Inc.(a)	101,959	5,867,740
Kaydon Corp.	237,219	12,195,429
L.B. Foster Co. Class A(a)	94,372	3,133,150
Ladish Co. Inc.(a)	124,668	2,566,914
Lawson Products Inc.	35,623	882,738
Mueller Industries Inc.	317,978	10,238,892
Mueller Water Products Inc. Class A	986,505	7,961,095
NN Inc.	136,186	1,898,433
Northwest Pipe Co.(a)	78,398	4,374,608
Omega Flex Inc.	26,370	400,824
RBC Bearings Inc.(a)	186,782	6,223,576
Sun Hydraulics Corp.	99,701	3,217,351
TriMas Corp.(a)	124,293	744,515
Worthington Industries Inc.	551,122	11,298,001

		88,799,881

MINING—1.15%
Allied Nevada Gold Corp.(a)	381,874	2,249,238
AMCOL International Corp.	221,067	6,291,567
Apex Silver Mines Ltd.(a)(b)	504,390	2,476,555
Brush Engineered Materials Inc.(a)	174,696	4,266,076
Coeur d’Alene Mines Corp.(a)	4,721,342	13,691,892
Compass Minerals International Inc.	277,526	22,357,495
General Moly Inc.(a)(b)	537,246	4,228,126
Hecla Mining Co.(a)(b)	1,091,421	10,106,558
Horsehead Holding Corp.(a)	299,111	3,637,190
Kaiser Aluminum Corp.	135,181	7,236,239
Royal Gold Inc.	250,522	7,856,370
RTI International Metals Inc.(a)	196,776	7,009,161
Stillwater Mining Co.(a)(b)	338,512	4,004,597
United States Lime & Minerals Inc.(a)	15,191	601,108
Uranium Resources Inc.(a)(b)	392,923	1,449,886
USEC Inc.(a)(b)	952,252	5,789,692

		103,251,750
OFFICE & BUSINESS EQUIPMENT—0.09%
IKON Office Solutions Inc.	693,955	7,827,812

		7,827,812
OFFICE FURNISHINGS—0.33%
CompX International Inc.	389	2,256
Herman Miller Inc.	480,739	11,965,594
HNI Corp.	380,746	6,723,974
Interface Inc. Class A	456,600	5,721,198
Knoll Inc.	414,759	5,039,322

		29,452,344
OIL & GAS—5.68%
Abraxas Petroleum Corp.(a)	360,819	1,952,031
Alon USA Energy Inc.	91,695	1,096,672
American Oil & Gas Inc.(a)	311,173	1,219,798
Apco Argentina Inc.(b)	32,338	936,185
Approach Resources Inc.(a)	77,293	2,070,679
Arena Resources Inc.(a)	301,081	15,903,098
Atlas America Inc.	295,573	13,315,564
ATP Oil & Gas Corp.(a)(b)	238,006	9,394,097
Berry Petroleum Co. Class A	365,753	21,535,537
Bill Barrett Corp.(a)(b)	313,798	18,642,739
BMB Munai Inc.(a)	320,761	1,905,320
Bois d’Arc Energy Inc.(a)	166,295	4,042,631
BPZ Resources Inc.(a)	513,635	15,100,869
Brigham Exploration Co.(a)	395,933	6,267,619
Bronco Drilling Co. Inc.(a)	224,925	4,134,122
Callon Petroleum Co.(a)	179,548	4,912,433
Cano Petroleum Inc.(a)	331,222	2,629,903
Carrizo Oil & Gas Inc.(a)	234,291	15,952,874
Cheniere Energy Inc.(a)	416,954	1,822,089
Clayton Williams Energy Inc.(a)	46,316	5,092,444
Comstock Resources Inc.(a)	390,594	32,977,851
Concho Resources Inc.(a)	426,358	15,903,153
Contango Oil & Gas Co.(a)	112,497	10,453,221
Crosstex Energy Inc.	344,600	11,943,836
CVR Energy Inc.(a)(b)	196,735	3,787,149
Delek US Holdings Inc.	112,442	1,035,591
Delta Petroleum Corp.(a)(b)	532,481	13,588,915
Double Eagle Petroleum Co.(a)	69,382	1,264,834
Endeavour International Corp.(a)	975,855	2,117,605
Energy Partners Ltd.(a)	273,371	4,078,695
Energy XXI (Bermuda) Ltd.(a)	597,106	4,131,974

EXCO Resources Inc.(a)(b)	638,303	23,559,764
FX Energy Inc.(a)(b)	346,555	1,826,345
Gasco Energy Inc.(a)	802,512	3,330,425
GeoGlobal Resources Inc.(a)(b)	322,425	686,765
GeoMet Inc.(a)	156,601	1,484,577
GeoResources Inc.(a)	47,776	880,034
GMX Resources Inc.(a)	125,359	9,289,102
Goodrich Petroleum Corp.(a)	172,348	14,291,096
Gran Tierra Energy Inc.(a)	809,801	6,454,114
Grey Wolf Inc.(a)	1,532,517	13,838,629
Gulfport Energy Corp.(a)	224,531	3,698,026
Harvest Natural Resources Inc.(a)	302,039	3,340,551
Houston American Energy Corp.(a)	126,750	1,422,135
McMoRan Exploration Co.(a)(b)	432,575	11,904,464
Meridian Resource Corp. (The)(a)	666,371	1,965,794
Northern Oil and Gas Inc.(a)	167,825	2,228,716
Oilsands Quest Inc.(a)(b)	1,413,534	9,187,971
Panhandle Oil and Gas Inc.	62,751	2,124,749
Parallel Petroleum Corp.(a)	354,513	7,136,347
Parker Drilling Co.(a)(b)	967,896	9,688,639
Penn Virginia Corp.	356,631	26,897,110
Petroleum Development Corp.(a)	127,353	8,467,701
PetroCorp Inc. Escrow(c)	26,106	3
PetroQuest Energy Inc.(a)(b)	371,481	9,992,839
Pioneer Drilling Co.(a)	426,808	8,028,258
PrimeEnergy Corp.(a)	7,832	434,598
Quest Resource Corp.(a)	172,243	1,965,293
RAM Energy Resources Inc.(a)	309,870	1,952,181
Rex Energy Corp.(a)	143,479	3,787,846
Rosetta Resources Inc.(a)	440,793	12,562,601
Stone Energy Corp.(a)	244,152	16,092,058
SulphCo Inc.(a)(b)	451,736	1,025,441
Swift Energy Co.(a)(b)	261,621	17,282,683
Toreador Resources Corp.(a)(b)	143,461	1,223,722
Tri-Valley Corp.(a)	190,240	1,413,483
TXCO Resources Inc.(a)	300,032	3,528,376
VAALCO Energy Inc.(a)	506,236	4,287,819
Venoco Inc.(a)	173,176	4,019,415
Warren Resources Inc.(a)	499,106	7,326,876
Western Refining Inc.	255,620	3,026,541

		510,862,615

OIL & GAS SERVICES—2.22%
Allis-Chalmers Energy Inc.(a)(b)	239,958	4,271,252
Basic Energy Services Inc.(a)	353,746	11,142,999
Cal Dive International Inc.(a)	378,559	5,409,608
CARBO Ceramics Inc.(b)	175,736	10,254,196
Complete Production Services Inc.(a)	411,556	14,988,870
Dawson Geophysical Co.(a)	66,054	3,927,571
Dril-Quip Inc.(a)	265,192	16,707,096
Flotek Industries Inc.(a)(b)	193,870	3,997,599
Geokinetics Inc.(a)	40,699	737,059
Gulf Island Fabrication Inc.	104,213	5,099,142
Hornbeck Offshore Services Inc.(a)(b)	198,511	11,217,857
ION Geophysical Corp.(a)(b)	724,827	12,648,231
Lufkin Industries Inc.	126,872	10,565,900
Matrix Service Co.(a)	222,516	5,131,219
Mitcham Industries Inc.(a)	83,167	1,420,492
NATCO Group Inc. Class A(a)	171,461	9,349,768
Natural Gas Services Group Inc.(a)	103,643	3,159,039
Newpark Resources Inc.(a)	769,671	6,049,614
RPC Inc.	248,278	4,171,070
Superior Well Services Inc.(a)(b)	141,419	4,484,396
T-3 Energy Services Inc.(a)	106,860	8,492,164

Trico Marine Services Inc.(a)(b)	108,766	3,961,258
Union Drilling Inc.(a)	120,203	2,606,001
W-H Energy Services Inc.(a)(b)	265,302	25,400,013
Willbros Group Inc.(a)	333,041	14,590,526

		199,782,940
PACKAGING & CONTAINERS—0.16%
AEP Industries Inc.(a)	47,177	819,464
BWAY Holding Co.(a)	63,364	545,564
Graphic Packaging Holding Co.(a)	1,237,337	2,499,421
Silgan Holdings Inc.	216,132	10,966,538

		14,830,987
PHARMACEUTICALS—3.43%
ACADIA Pharmaceuticals Inc.(a)(b)	279,982	1,033,134
Accelrys Inc.(a)	227,302	1,097,869
Acura Pharmaceuticals Inc.(a)	69,382	551,587
Adolor Corp.(a)	394,784	2,163,416
Akorn Inc.(a)(b)	490,309	1,622,923
Alexza Pharmaceuticals Inc.(a)	202,466	797,716
Alkermes Inc.(a)(b)	818,870	10,121,233
Allos Therapeutics Inc.(a)(b)	453,513	3,133,775
Alnylam Pharmaceuticals Inc.(a)(b)	304,816	8,147,732
Alpharma Inc. Class A(a)(b)	379,258	8,544,683
Amicus Therapeutics Inc.(a)	41,501	443,231
Ardea Biosciences Inc.(a)	91,568	1,173,902
Array BioPharma Inc.(a)	408,036	1,917,769
Auxilium Pharmaceuticals Inc.(a)(b)	352,551	11,852,765
Bentley Pharmaceuticals Inc.(a)	164,972	2,664,298
Biodel Inc.(a)(b)	91,156	1,185,028
BioForm Medical Inc.(a)(b)	185,524	749,517
Cadence Pharmaceuticals Inc.(a)	171,597	1,045,026
Caraco Pharmaceutical Laboratories Ltd.(a)	86,514	1,141,985
China Sky One Medical Inc.(a)	62,967	700,823
Cubist Pharmaceuticals Inc.(a)(b)	483,124	8,628,595
CV Therapeutics Inc.(a)(b)	519,935	4,279,065
Cypress Bioscience Inc.(a)	321,572	2,312,103
Dendreon Corp.(a)(b)	798,075	3,551,434
Depomed Inc.(a)	407,472	1,307,985
Discovery Laboratories Inc.(a)(b)	820,305	1,353,503
DURECT Corp.(a)	635,594	2,332,630
Dyax Corp.(a)	471,868	1,462,791
Emergent BioSolutions Inc.(a)	114,853	1,140,490
HealthExtras Inc.(a)	282,345	8,509,878
Idenix Pharmaceuticals Inc.(a)	212,141	1,542,265
I-Flow Corp.(a)	185,522	1,883,048
Indevus Pharmaceuticals Inc.(a)	657,677	1,032,553
Inspire Pharmaceuticals Inc.(a)	363,370	1,555,224
Isis Pharmaceuticals Inc.(a)(b)	773,149	10,538,021
Javelin Pharmaceuticals Inc.(a)(b)	417,497	968,593
Jazz Pharmaceuticals Inc.(a)(b)	56,340	417,479
K-V Pharmaceutical Co. Class A(a)(b)	282,061	5,452,239
Ligand Pharmaceuticals Inc. Class B(a)	724,397	1,883,432
Mannatech Inc.(b)	133,533	726,420
MannKind Corp.(a)(b)	437,337	1,312,011
MAP Pharmaceuticals Inc.(a)	66,172	683,557
Medarex Inc.(a)(b)	1,093,442	7,227,652
Medicines Co. (The)(a)	445,638	8,832,545
Medicis Pharmaceutical Corp. Class A	483,442	10,045,925
MiddleBrook Pharmaceuticals Inc.(a)	304,283	1,028,477
Nabi Biopharmaceuticals(a)	445,307	1,754,510
Neogen Corp.(a)	123,134	2,818,537
Neurocrine Biosciences Inc.(a)	326,034	1,366,082
Noven Pharmaceuticals Inc.(a)	212,933	2,276,254

NPS Pharmaceuticals Inc.(a)	406,160	1,807,412
Obagi Medical Products Inc.(a)	150,580	1,287,459
Omega Protein Corp.(a)	157,275	2,351,261
Onyx Pharmaceuticals Inc.(a)(b)	476,496	16,963,258
Opko Health Inc.(a)	407,180	618,914
OSI Pharmaceuticals Inc.(a)(b)	490,282	20,258,452
Osiris Therapeutics Inc.(a)(b)	126,824	1,629,688
Pain Therapeutics Inc.(a)(b)	294,779	2,328,754
Par Pharmaceutical Companies Inc.(a)	295,661	4,798,578
PetMed Express Inc.(a)	203,270	2,490,058
Pharmasset Inc.(a)	133,871	2,527,484
PharMerica Corp.(a)(b)	260,619	5,887,383
POZEN Inc.(a)(b)	223,305	2,429,558
Progenics Pharmaceuticals Inc.(a)(b)	227,837	3,615,773
Questcor Pharmaceuticals Inc.(a)	463,400	2,150,176
Rigel Pharmaceuticals Inc.(a)(b)	312,615	7,083,856
Salix Pharmaceuticals Ltd.(a)	408,894	2,874,525
Schiff Nutrition International Inc.	79,050	442,680
Sciele Pharma Inc.(b)	300,160	5,808,096
Star Scientific Inc.(a)	558,967	670,760
Sucampo Pharmaceuticals Inc.(a)	77,633	833,002
Synta Pharmaceuticals Corp.(a)(b)	141,859	865,340
Synutra International Inc.(a)(b)	88,063	2,846,196
Targacept Inc.(a)	153,838	1,118,402
Theravance Inc.(a)	443,311	5,262,102
United Therapeutics Corp.(a)	193,001	18,865,848
USANA Health Sciences Inc.(a)(b)	59,335	1,594,331
Valeant Pharmaceuticals International(a)(b)	597,569	10,224,406
ViroPharma Inc.(a)(b)	599,434	6,629,740
VIVUS Inc.(a)	518,855	3,465,951
XenoPort Inc.(a)	215,515	8,411,550
Zymogenetics Inc.(a)(b)	319,201	2,687,672

		309,140,375
REAL ESTATE—0.22%
Avatar Holdings Inc.(a)(b)	52,422	1,587,862
Consolidated-Tomoka Land Co.	46,090	1,938,545
Forestar Real Estate Group Inc.(a)	305,143	5,812,974
FX Real Estate and Entertainment Inc.(a)	87,771	166,765
Grubb & Ellis Co.	294,566	1,134,079
Hilltop Holdings Inc.(a)	385,772	3,977,309
Meruelo Maddux Properties Inc.(a)(b)	363,261	791,909
Resource Capital Corp.(b)	180,380	1,300,540
Stratus Properties Inc.(a)	52,560	914,018
Thomas Properties Group Inc.	204,483	2,012,113
United Capital Corp.(a)	15,191	291,667

		19,927,781
REAL ESTATE INVESTMENT TRUSTS—5.50%
Acadia Realty Trust(b)	276,430	6,399,355
Agree Realty Corp.	66,052	1,456,447
Alexander’s Inc.(a)	17,321	5,379,903
American Campus Communities Inc.	341,645	9,511,386
American Capital Agency Corp.	84,559	1,407,062
Anthracite Capital Inc.(b)	469,327	3,304,062
Anworth Mortgage Asset Corp.	706,522	4,599,458
Arbor Realty Trust Inc.(b)	120,356	1,079,593
Ashford Hospitality Trust Inc.	1,025,508	4,737,847
Associated Estates Realty Corp.	107,046	1,146,463
BioMed Realty Trust Inc.(b)	614,876	15,082,908
Capital Trust Inc. Class A(b)	142,516	2,737,732
CapLease Inc.	383,065	2,869,157
Capstead Mortgage Corp.	459,170	4,981,995
Care Investment Trust Inc.	112,584	1,061,667

Cedar Shopping Centers Inc.	327,910	3,843,105
Chimera Investment Corp.	288,842	2,602,466
Cogdell Spencer Inc.	89,427	1,453,189
Colonial Properties Trust	402,329	8,054,627
Corporate Office Properties Trust(b)	333,224	11,439,580
Cousins Properties Inc.(b)	306,033	7,069,362
DCT Industrial Trust Inc.(b)	1,471,484	12,183,888
DiamondRock Hospitality Co.	812,017	8,842,865
DuPont Fabros Technology Inc.	102,255	1,906,033
EastGroup Properties Inc.	213,377	9,153,873
Education Realty Trust Inc.	244,212	2,845,070
Entertainment Properties Trust(b)	262,594	12,982,647
Equity Lifestyle Properties Inc.	174,417	7,674,348
Equity One Inc.	275,898	5,669,704
Extra Space Storage Inc.	680,798	10,457,057
FelCor Lodging Trust Inc.	538,980	5,659,290
First Industrial Realty Trust Inc.(b)	379,839	10,434,177
First Potomac Realty Trust	209,266	3,189,214
Franklin Street Properties Corp.	506,041	6,396,358
Getty Realty Corp.	148,680	2,142,479
Glimcher Realty Trust	320,688	3,585,292
Gramercy Capital Corp.(b)	356,725	4,134,443
Hatteras Financial Corp.	98,586	2,266,492
Healthcare Realty Trust Inc.	434,922	10,338,096
Hersha Hospitality Trust	352,682	2,662,749
Highwoods Properties Inc.(b)	456,083	14,330,128
Home Properties Inc.	271,134	13,030,700
Inland Real Estate Corp.(b)	491,149	7,082,369
Investors Real Estate Trust	491,545	4,689,339
JER Investors Trust Inc.(b)	192,981	1,215,780
Kite Realty Group Trust	173,804	2,172,550
LaSalle Hotel Properties	343,779	8,639,166
Lexington Realty Trust	410,160	5,590,481
LTC Properties Inc.	197,614	5,051,014
Maguire Properties Inc.	327,699	3,988,097
Medical Properties Trust Inc.	568,555	5,753,777
MFA Mortgage Investments Inc.	1,300,262	8,477,708
Mid-America Apartment Communities Inc.(b)	222,585	11,360,738
Mission West Properties Inc.	167,105	1,831,471
Monmouth Real Estate Investment Corp. Class A	167,690	1,073,216
National Health Investors Inc.	190,610	5,434,291
National Retail Properties Inc.(b)	629,323	13,152,851
Newcastle Investment Corp.(b)	451,805	3,167,153
NorthStar Realty Finance Corp.(b)	475,761	3,958,332
Omega Healthcare Investors Inc.(b)	592,935	9,872,368
One Liberty Properties Inc.	67,766	1,105,263
Parkway Properties Inc.	130,920	4,415,932
Pennsylvania Real Estate Investment Trust	301,781	6,983,212
Post Properties Inc.(b)	378,112	11,248,832
PS Business Parks Inc.	127,445	6,576,162
RAIT Financial Trust(b)	530,473	3,936,110
Ramco-Gershenson Properties Trust	134,851	2,769,840
Realty Income Corp.(b)	868,360	19,763,874
Redwood Trust Inc.(b)	281,475	6,414,815
Saul Centers Inc.	80,576	3,786,266
Senior Housing Properties Trust(b)	813,652	15,890,624
Sovran Self Storage Inc.	187,327	7,785,310
Strategic Hotels & Resorts Inc.	637,280	5,971,314
Sun Communities Inc.	140,755	2,565,964
Sunstone Hotel Investors Inc.(b)	498,238	8,270,751
Tanger Factory Outlet Centers Inc.	270,389	9,715,077
Universal Health Realty Income Trust	101,449	3,043,470
Urstadt Biddle Properties Inc. Class A	177,307	2,599,321

U-Store-It Trust	424,310	5,070,505
Washington Real Estate Investment Trust(b)	423,386	12,722,749
Winthrop Realty Trust Inc.	449,388	1,617,797

		494,866,156
RETAIL—4.84%
Aeropostale Inc.(a)	573,323	17,962,210
AFC Enterprises Inc.(a)	216,883	1,732,895
America’s Car-Mart Inc.(a)	85,278	1,528,182
Aristotle Corp. (The)(a)	10,235	76,353
Asbury Automotive Group Inc.	273,433	3,513,614
Bebe Stores Inc.	328,636	3,158,192
Big 5 Sporting Goods Corp.	185,239	1,402,259
BJ’s Restaurants Inc.(a)(b)	147,773	1,437,831
Blockbuster Inc. Class A(a)(b)	1,515,407	3,788,518
Bob Evans Farms Inc.	265,639	7,597,275
Borders Group Inc.	518,117	3,108,702
Brown Shoe Co. Inc.	362,465	4,911,401
Buckle Inc. (The)	132,592	6,063,432
Buffalo Wild Wings Inc.(a)(b)	152,261	3,780,641
Build-A-Bear Workshop Inc.(a)	140,893	1,024,292
Cabela’s Inc. Class A(a)(b)	336,352	3,703,236
Cache Inc.(a)	95,745	1,024,472
California Pizza Kitchen Inc.(a)	180,559	2,020,455
Casey’s General Store Inc.	434,725	10,072,578
Cash America International Inc.	249,692	7,740,452
Casual Male Retail Group Inc.(a)(b)	316,129	964,193
Cato Corp. Class A	236,908	3,373,570
CBRL Group Inc.	189,819	4,652,464
CEC Entertainment Inc.(a)	187,233	5,244,396
Charlotte Russe Holding Inc.(a)	178,335	3,167,230
Charming Shoppes Inc.(a)	970,172	4,453,089
Cheesecake Factory Inc. (The)(a)	574,606	9,141,981
Chico’s FAS Inc.(a)	1,511,692	8,117,786
Children’s Place Retail Stores Inc. (The)(a)	200,194	7,227,003
Christopher & Banks Corp.	301,962	2,053,342
Circuit City Stores Inc.	1,445,823	4,178,428
Citi Trends Inc.(a)	122,251	2,770,208
CKE Restaurants Inc.	448,641	5,594,553
Coldwater Creek Inc.(a)	487,256	2,572,712
Collective Brands Inc.(a)(b)	547,676	6,369,472
Conn’s Inc.(a)(b)	83,114	1,335,642
CSK Auto Corp.(a)	377,299	3,954,094
Denny’s Corp.(a)	813,920	2,311,533
Dillard’s Inc. Class A	488,545	5,652,466
DineEquity Inc.(b)	148,951	5,564,809
Domino’s Pizza Inc.(a)(b)	335,928	3,863,172
Dress Barn Inc.(a)(b)	385,511	5,158,137
DSW Inc. Class A(a)	113,818	1,340,776
Einstein Noah Restaurant Group Inc.(a)	37,197	411,771
EZCORP Inc.(a)	328,975	4,194,431
FGX International Holdings Ltd.(a)	116,649	937,858
Finish Line Inc. (The) Class A(a)(b)	365,043	3,175,874
First Cash Financial Services Inc.(a)(b)	169,812	2,545,482
Fred’s Inc.	341,852	3,842,416
Fuqi International Inc.(a)	82,829	725,582
Genesco Inc.(a)(b)	198,480	6,127,078
Group 1 Automotive Inc.	198,570	3,945,586
Haverty Furniture Companies Inc.	150,453	1,510,548
hhgregg Inc.(a)	106,009	1,060,090
Hibbett Sports Inc.(a)(b)	243,462	5,137,048
Hot Topic Inc.(a)	375,317	2,030,465
Insight Enterprises Inc.(a)	401,599	4,710,756
J. Crew Group Inc.(a)(b)	362,995	11,982,465

Jack in the Box Inc.(a)	503,565	11,284,892
Jo-Ann Stores Inc.(a)	217,124	5,000,366
Jos. A. Bank Clothiers Inc.(a)(b)	155,870	4,169,523
Kenneth Cole Productions Inc. Class A	76,309	969,124
Krispy Kreme Doughnuts Inc.(a)(b)	482,297	2,406,662
Landry’s Restaurants Inc.	100,025	1,797,449
Longs Drug Stores Corp.	266,611	11,226,989
Luby’s Inc.(a)	182,941	1,115,940
lululemon athletica inc.(a)(b)	154,164	4,480,006
Lumber Liquidators Inc.(a)	79,804	1,037,452
MarineMax Inc.(a)(b)	138,669	994,257
Men’s Wearhouse Inc. (The)	441,988	7,199,985
Movado Group Inc.	136,092	2,694,622
New York & Co. Inc.(a)	199,243	1,819,089
99 Cents Only Stores(a)(b)	401,763	2,651,636
Nu Skin Enterprises Inc. Class A	424,405	6,332,123
O’Charley’s Inc.	153,718	1,546,403
P.F. Chang’s China Bistro Inc.(a)(b)	206,869	4,621,453
Pacific Sunwear of California Inc.(a)	602,181	5,136,604
Pantry Inc. (The)(a)	190,563	2,031,402
Papa John’s International Inc.(a)	187,316	4,980,732
PC Connection Inc.(a)	80,554	749,958
PC Mall Inc.(a)	93,844	1,272,525
Pep Boys - Manny, Moe & Jack (The)	361,082	3,148,635
Pier 1 Imports Inc.(a)(b)	762,152	2,621,803
PriceSmart Inc.	123,354	2,439,942
Red Robin Gourmet Burgers Inc.(a)(b)	144,085	3,996,918
Regis Corp.	368,446	9,708,552
Retail Ventures Inc.(a)	245,226	1,128,040
Rex Stores Corp.(a)	75,463	871,598
Ruby Tuesday Inc.(b)	443,040	2,392,416
Rush Enterprises Inc. Class A(a)	287,575	3,453,776
Ruth’s Hospitality Group Inc.(a)	170,408	882,713
Sally Beauty Co. Inc.(a)(b)	808,034	5,219,900
School Specialty Inc.(a)(b)	169,667	5,044,200
Shoe Carnival Inc.(a)	75,298	887,763
Sonic Automotive Inc.	223,357	2,879,072
Sonic Corp.(a)(b)	513,441	7,598,927
Stage Stores Inc.	328,218	3,830,304
Steak n Shake Co. (The)(a)(b)	247,221	1,564,909
Stein Mart Inc.(b)	214,199	966,037
Susser Holdings Corp.(a)	65,925	638,154
Syms Corp.	56,445	767,652
Systemax Inc.	94,703	1,671,508
Talbots Inc. (The)(b)	209,185	2,424,454
Texas Roadhouse Inc. Class A(a)(b)	448,493	4,022,982
Titan Machinery Inc.(a)	62,811	1,967,241
Tractor Supply Co.(a)	285,354	8,286,680
Triarc Companies Inc. Class B	534,120	3,380,980
Tuesday Morning Corp.(a)	256,719	1,055,115
Tween Brands Inc.(a)	212,180	3,492,483
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	174,500	1,961,380
Under Armour Inc. Class A(a)(b)	282,215	7,235,993
Wet Seal Inc. Class A(a)	788,255	3,759,976
World Fuel Services Corp.	246,042	5,398,161
Zale Corp.(a)(b)	304,335	5,748,888
Zumiez Inc.(a)(b)	167,910	2,783,948

		435,795,788
SAVINGS & LOANS—1.10%
Abington Bancorp Inc.	207,617	1,893,467
Anchor BanCorp Wisconsin Inc.	161,550	1,132,466
BankFinancial Corp.	168,811	2,196,231
Beneficial Mutual Bancorp Inc.(a)	280,167	3,101,449

Berkshire Hills Bancorp Inc.	89,689	2,121,145
Brookline Bancorp Inc.	498,592	4,761,554
Brooklyn Federal Bancorp Inc.	28,728	346,172
Clifton Savings Bancorp Inc.	88,940	866,276
Danvers Bancorp Inc.(a)	151,397	1,665,367
Dime Community Bancshares Inc.	201,387	3,324,899
Downey Financial Corp.(b)	171,867	476,072
Essa Bancorp Inc.	146,010	1,828,045
First Financial Holdings Inc.	100,125	1,720,148
First Financial Northwest Inc.	196,224	1,948,504
First Niagara Financial Group Inc.	939,994	12,088,323
First Place Financial Corp.	155,935	1,465,789
FirstFed Financial Corp.(a)(b)	115,885	931,715
Flagstar Bancorp Inc.(b)	368,075	1,107,906
Flushing Financial Corp.	183,210	3,471,830
Fox Chase Bancorp Inc.(a)	52,350	537,111
Guaranty Financial Group Inc.(a)	315,979	1,696,807
Home Federal Bancorp Inc.	55,653	548,739
Investors Bancorp Inc.(a)	377,588	4,931,299
Kearny Financial Corp.	152,338	1,675,718
MASSBANK Corp.	32,016	1,267,193
Meridian Interstate Bancorp Inc.(a)	89,135	866,392
NASB Financial Inc.	28,938	514,518
NewAlliance Bancshares Inc.	930,745	11,615,698
Northwest Bancorp Inc.(b)	146,093	3,187,749
OceanFirst Financial Corp.	75,073	1,355,068
Oritani Financial Corp.(a)	111,685	1,786,960
Provident Financial Services Inc.	511,318	7,163,565
Provident New York Bancorp	343,586	3,800,061
Rockville Financial Inc.	75,410	947,150
Roma Financial Corp.	74,144	971,286
United Community Financial Corp.	223,497	838,114
United Financial Bancorp Inc.	150,805	1,684,492
ViewPoint Financial Group	93,746	1,379,941
Wauwatosa Holdings Inc.(a)(b)	58,998	626,559
Westfield Financial Inc.	271,381	2,455,998
WSFS Financial Corp.	52,590	2,345,514

		98,643,290
SEMICONDUCTORS—3.15%
Actel Corp.(a)	216,520	3,648,362
Advanced Analogic Technologies Inc.(a)	392,408	1,620,645
Amkor Technology Inc.(a)	934,009	9,723,034
ANADIGICS Inc.(a)(b)	535,806	5,277,689
Applied Micro Circuits Corp.(a)	555,050	4,751,228
Asyst Technologies Inc.(a)	421,794	1,505,805
ATMI Inc.(a)	274,874	7,674,482
AuthenTec Inc.(a)	214,687	2,237,039
Axcelis Technologies Inc.(a)	877,268	4,281,068
Bookham Inc.(a)	866,805	1,464,900
Brooks Automation Inc.(a)	543,671	4,496,159
Cabot Microelectronics Corp.(a)	200,953	6,661,592
Cavium Networks Inc.(a)(b)	259,260	5,444,460
CEVA Inc.(a)	170,692	1,360,415
Cirrus Logic Inc.(a)	555,628	3,089,292
Cohu Inc.	197,555	2,900,107
Diodes Inc.(a)	247,903	6,852,039
DSP Group Inc.(a)	206,173	1,443,211
EMCORE Corp.(a)	628,370	3,933,596
Emulex Corp.(a)	723,095	8,424,057
Entegris Inc.(a)(b)	978,495	6,409,142
Entropic Communications Inc.(a)	78,188	371,393
Exar Corp.(a)	320,039	2,413,094
FormFactor Inc.(a)(b)	418,166	7,706,799

Hittite Microwave Corp.(a)	167,293	5,958,977
IPG Photonics Corp.(a)	164,535	3,094,903
IXYS Corp.(a)	207,677	2,479,663
Kopin Corp.(a)	585,209	1,679,550
Kulicke and Soffa Industries Inc.(a)	458,354	3,341,401
Lattice Semiconductor Corp.(a)	985,996	3,086,167
LTX Corp.(a)	531,690	1,169,718
Mattson Technology Inc.(a)	423,475	2,015,741
Micrel Inc.	425,218	3,890,745
Microsemi Corp.(a)(b)	673,782	16,965,831
Microtune Inc.(a)	467,277	1,616,778
MIPS Technologies Inc. Class A(a)	375,809	1,409,284
MKS Instruments Inc.(a)	427,092	9,353,315
Monolithic Power Systems Inc.(a)	223,616	4,834,578
NetLogic Microsystems Inc.(a)(b)	146,346	4,858,687
OmniVision Technologies Inc.(a)(b)	437,428	5,288,505
Pericom Semiconductor Corp.(a)	188,690	2,800,160
Photronics Inc.(a)	358,446	2,523,460
PLX Technology Inc.(a)	241,772	1,844,720
PMC-Sierra Inc.(a)	1,874,181	14,337,485
Power Integrations Inc.(a)	260,535	8,235,511
Rubicon Technology Inc.(a)(b)	113,268	2,301,606
Rudolph Technologies Inc.(a)	262,513	2,021,350
Semitool Inc.(a)(b)	191,259	1,436,355
Semtech Corp.(a)(b)	529,015	7,443,241
Silicon Image Inc.(a)	628,051	4,553,370
SiRF Technology Holdings Inc.(a)	519,463	2,244,080
Skyworks Solutions Inc.(a)	1,396,772	13,786,140
Spansion Inc. Class A(a)	1,092,405	2,457,911
Standard Microsystems Corp.(a)	192,573	5,228,357
Supertex Inc.(a)	94,955	2,216,250
Techwell Inc.(a)	132,204	1,628,753
Tessera Technologies Inc.(a)	414,411	6,783,908
Transmeta Corp.(a)	103,261	1,426,034
TriQuint Semiconductor Inc.(a)	1,228,287	7,443,419
Ultra Clean Holdings Inc.(a)	164,822	1,311,983
Ultratech Inc.(a)	200,206	3,107,197
Veeco Instruments Inc.(a)	273,078	4,391,094
Volterra Semiconductor Corp.(a)(b)	217,010	3,745,593
Zoran Corp.(a)	443,701	5,191,302

		283,192,730
SOFTWARE—3.80%
ACI Worldwide Inc.(a)(b)	294,403	5,178,549
Actuate Corp.(a)	518,962	2,029,141
Acxiom Corp.	523,463	6,014,590
Advent Software Inc.(a)(b)	142,971	5,158,394
Allscripts Healthcare Solutions Inc.(a)	488,632	6,063,923
American Reprographics Co.(a)	312,082	5,196,165
American Software Inc. Class A	191,072	1,077,646
ArcSight Inc.(a)	58,288	512,934
Avid Technology Inc.(a)(b)	258,338	4,389,163
Blackbaud Inc.	383,261	8,201,785
Blackboard Inc.(a)(b)	265,191	10,138,252
Bottomline Technologies Inc.(a)	188,542	1,834,514
Callidus Software Inc.(a)	255,618	1,278,090
CommVault Systems Inc.(a)	366,117	6,092,187
Computer Programs and Systems Inc.	78,353	1,357,857
Concur Technologies Inc.(a)(b)	369,491	12,278,186
CSG Systems International Inc.(a)	299,147	3,296,600
Deltek Inc.(a)(b)	106,811	809,627
DemandTec Inc.(a)	166,603	1,251,189
Digi International Inc.(a)	221,617	1,739,693
DivX Inc.(a)	231,652	1,700,326

Double-Take Software Inc.(a)	148,407	2,039,112
Ebix Inc.(a)	17,302	1,344,711
Eclipsys Corp.(a)	465,976	8,555,319
Epicor Software Corp.(a)(b)	508,050	3,510,626
EPIQ Systems Inc.(a)	302,744	4,298,965
Fair Isaac Corp.	416,770	8,656,313
FalconStor Software Inc.(a)(b)	326,775	2,313,567
Guidance Software Inc.(a)	78,975	754,211
infoGROUP Inc.	280,257	1,230,328
Informatica Corp.(a)	758,590	11,409,194
InnerWorkings Inc.(a)(b)	270,721	3,237,823
Interactive Intelligence Inc.(a)	117,795	1,371,134
JDA Software Group Inc.(a)	220,165	3,984,987
Lawson Software Inc.(a)	1,080,574	7,855,773
ManTech International Corp. Class A(a)	175,693	8,454,347
MedAssets Inc.(a)	129,846	2,213,874
MicroStrategy Inc. Class A(a)	77,597	5,024,406
Midway Games Inc.(a)(b)	97,401	214,282
Monotype Imaging Holdings Inc.(a)	127,820	1,556,848
MSC Software Corp.(a)	385,057	4,227,926
NetSuite Inc.(a)(b)	60,272	1,233,768
Omnicell Inc.(a)	281,791	3,714,005
Omniture Inc.(a)(b)	534,603	9,927,578
OpenTV Corp.(a)(b)	736,719	965,102
OPNET Technologies Inc.(a)	111,857	1,006,713
Parametric Technology Corp.(a)	986,763	16,449,339
Pegasystems Inc.	124,294	1,672,997
Phase Forward Inc.(a)	366,361	6,583,507
Phoenix Technologies Ltd.(a)	235,627	2,591,897
Progress Software Corp.(a)	355,707	9,095,428
PROS Holdings Inc.(a)	109,207	1,226,395
QAD Inc.	105,420	713,693
Quality Systems Inc.(b)	149,733	4,384,182
Quest Software Inc.(a)	620,082	9,183,414
Renaissance Learning Inc.(b)	81,400	912,494
Schawk Inc.	129,772	1,555,966
SeaChange International Inc.(a)	265,325	1,899,727
Smith Micro Software Inc.(a)(b)	261,695	1,491,662
Solera Holdings Inc.(a)(b)	441,953	12,224,420
SPSS Inc.(a)(b)	153,051	5,566,465
Sybase Inc.(a)	679,309	19,985,271
Synchronoss Technologies Inc.(a)(b)	188,631	1,703,338
SYNNEX Corp.(a)	148,919	3,736,378
Take-Two Interactive Software Inc.(a)	658,989	16,850,349
Taleo Corp. Class A(a)	193,005	3,780,968
THQ Inc.(a)(b)	571,227	11,573,059
Trident Microsystems Inc.(a)	523,771	1,911,764
Ultimate Software Group Inc.(a)	210,878	7,513,583
Unica Corp.(a)	118,357	951,590
VeriFone Holdings Inc.(a)	585,190	6,993,021
Wind River Systems Inc.(a)	616,723	6,716,113

		341,966,743
STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)(b)	296,712	5,934,240

		5,934,240
TELECOMMUNICATIONS—4.24%
Acme Packet Inc.(a)	233,756	1,813,947
Adaptec Inc.(a)	1,035,438	3,313,402
ADTRAN Inc.	481,158	11,470,807
Airvana Inc.(a)	204,429	1,095,739
Alaska Communications Systems Group Inc.	370,850	4,427,949
Anaren Inc.(a)	124,143	1,312,192

Anixter International Inc.(a)(b)	255,939	15,225,811
Applied Signal Technology Inc.	106,841	1,459,448
ARRIS Group Inc.(a)	1,050,436	8,876,184
Aruba Networks Inc.(a)	448,016	2,343,124
Atheros Communications Inc.(a)	508,504	15,255,120
Atlantic Tele-Network Inc.	81,046	2,229,575
Avanex Corp.(a)(b)	1,732,154	1,957,334
BigBand Networks Inc.(a)	278,910	1,319,244
Black Box Corp.	149,817	4,073,524
Cbeyond Inc.(a)	205,188	3,287,112
Centennial Communications Corp.(a)	576,721	4,031,280
Cincinnati Bell Inc.(a)	2,081,867	8,285,831
Comtech Telecommunications Corp.(a)	207,661	10,175,389
Consolidated Communications Holdings Inc.	198,346	2,953,372
CPI International Inc.(a)	80,719	992,844
EMS Technologies Inc.(a)	133,422	2,913,936
Extreme Networks Inc.(a)	995,817	2,828,120
FairPoint Communications Inc.	762,436	5,497,164
FiberTower Corp.(a)	1,020,743	1,429,040
Finisar Corp.(a)(b)	2,644,469	3,146,918
Foundry Networks Inc.(a)(b)	1,250,126	14,776,489
General Communication Inc. Class A(a)	386,892	2,657,948
GeoEye Inc.(a)	153,963	2,726,685
Global Crossing Ltd.(a)	224,052	4,019,493
Globalstar Inc.(a)(b)	355,744	1,006,756
Globecomm Systems Inc.(a)	171,222	1,414,294
Harmonic Inc.(a)(b)	806,426	7,669,111
Harris Stratex Networks Inc.(a)	218,878	2,077,152
Hughes Communications Inc.(a)	61,634	3,025,613
Hungarian Telephone and Cable Corp.(a)	40,931	746,581
Hypercom Corp.(a)	458,233	2,016,225
ICO Global Communications (Holdings) Ltd.(a)	886,366	2,889,553
IDT Corp. Class B(a)	458,803	779,965
Infinera Corp.(a)(b)	795,081	7,012,614
InterDigital Inc.(a)(b)	388,606	9,450,898
Iowa Telecommunications Services Inc.	274,017	4,825,439
iPCS Inc.(a)	146,778	4,349,032
Ixia(a)	365,136	2,537,695
Knology Inc.(a)	242,833	2,668,735
Loral Space & Communications Inc.(a)	100,227	1,766,000
MasTec Inc.(a)	366,996	3,912,177
MRV Communications Inc.(a)	1,353,323	1,610,454
NETGEAR Inc.(a)	302,679	4,195,131
Neutral Tandem Inc.(a)	142,781	2,498,668
Newport Corp.(a)(b)	308,172	3,510,079
NextWave Wireless Inc.(a)(b)	416,567	1,682,931
Novatel Wireless Inc.(a)(b)	271,295	3,019,513
NTELOS Holdings Corp.	256,020	6,495,227
Oplink Communications Inc.(a)	178,070	1,709,472
Opnext Inc.(a)	161,804	870,506
Optium Corp.(a)(b)	116,379	847,239
ORBCOMM Inc.(a)(b)	268,316	1,529,401
PAETEC Holding Corp.(a)	1,058,715	6,722,840
ParkerVision Inc.(a)	197,423	1,960,410
Plantronics Inc.	419,474	9,362,660
Polycom Inc.(a)	750,476	18,281,595
Powerwave Technologies Inc.(a)(b)	1,125,312	4,782,576
Preformed Line Products Co.	22,978	926,243
Premiere Global Services Inc.(a)	529,925	7,726,307
RCN Corp.(a)	322,516	3,476,722
RF Micro Devices Inc.(a)	2,253,798	6,536,014
Rural Cellular Corp. Class A(a)(b)	115,325	5,133,116
SAVVIS Inc.(a)(b)	321,683	4,152,928
Shenandoah Telecommunications Co.	201,249	2,620,262

ShoreTel Inc.(a)(b)	367,483	1,624,275
Sonus Networks Inc.(a)(b)	1,747,030	5,974,843
Starent Networks Corp.(a)(b)	254,731	3,204,516
Switch & Data Facilities Co. Inc.(a)(b)	175,504	2,981,813
Sycamore Networks Inc.(a)(b)	1,637,965	5,274,247
Symmetricom Inc.(a)	390,303	1,498,764
Syniverse Holdings Inc.(a)	439,375	7,117,875
Tekelec(a)	558,724	8,218,830
TerreStar Corp.(a)	493,274	1,963,231
3Com Corp.(a)	3,454,473	7,323,483
tw telecom Inc.(a)(b)	1,260,768	20,210,111
USA Mobility Inc.(a)	197,914	1,494,251
UTStarcom Inc.(a)(b)	946,342	5,176,491
Viasat Inc.(a)	216,947	4,384,499
Virgin Mobile USA Inc. Class A(a)(b)	257,654	708,549
Vonage Holdings Corp.(a)(b)	435,773	723,383

		381,572,316
TEXTILES—0.13%
Angelica Corp.	63,544	1,351,581
G&K Services Inc. Class A	169,441	5,161,173
UniFirst Corp.	122,933	5,490,188

		12,002,942
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(a)(b)	234,655	5,127,212
LeapFrog Enterprises Inc.(a)	282,152	2,347,505
Marvel Entertainment Inc.(a)	419,422	13,480,223
RC2 Corp.(a)	148,915	2,763,862

		23,718,802
TRANSPORTATION—2.25%
American Commercial Lines Inc.(a)	305,696	3,341,257
Arkansas Best Corp.	193,794	7,100,612
Arlington Tankers Ltd.	108,986	2,530,655
Atlas Air Worldwide Holdings Inc.(a)	113,997	5,638,292
Bristow Group Inc.(a)(b)	170,557	8,440,866
CAI International Inc.(a)	62,435	1,086,369
Celadon Group Inc.(a)	187,785	1,875,972
Double Hull Tankers Inc.	335,963	3,369,709
Dynamex Inc.(a)	78,792	2,112,414
Eagle Bulk Shipping Inc.	400,867	11,853,637
Forward Air Corp.	247,126	8,550,560
Genco Shipping & Trading Ltd.	190,415	12,415,058
General Maritime Corp.	228,715	5,942,016
Genesee & Wyoming Inc. Class A(a)(b)	262,900	8,943,858
Golar LNG Ltd.	302,561	4,686,670
GulfMark Offshore Inc.(a)(b)	177,300	10,315,314
Heartland Express Inc.	478,451	7,133,704
Horizon Lines Inc. Class A(b)	256,112	2,548,314
Hub Group Inc. Class A(a)(b)	316,572	10,804,602
International Shipholding Corp.(a)	52,317	1,226,310
Knight Transportation Inc.(b)	490,509	8,976,315
Knightsbridge Tankers Ltd.	146,375	4,714,739
Marten Transport Ltd.(a)	131,002	2,092,102
Nordic American Tanker Shipping Ltd.	294,586	11,435,829
Old Dominion Freight Line Inc.(a)	237,083	7,117,232
Pacer International Inc.	297,198	6,392,729
Patriot Transportation Holding Inc.(a)	13,661	1,092,880
PHI Inc.(a)	116,796	4,691,695
Saia Inc.(a)	114,201	1,247,075
Ship Finance International Ltd.	361,740	10,682,182
TBS International Ltd.(a)	89,427	3,572,609
Teekay Tankers Ltd. Class A(b)	115,525	2,681,335

Ultrapetrol (Bahamas) Ltd.(a)(b)	213,984	2,698,338
Universal Truckload Services Inc.(a)	50,397	1,109,742
Werner Enterprises Inc.	364,418	6,770,886
YRC Worldwide Inc.(a)	488,937	7,270,493

		202,462,370
TRUCKING & LEASING—0.16%
Aircastle Ltd.	399,432	3,359,223
AMERCO(a)	80,420	3,834,426
Greenbrier Companies Inc. (The)	140,231	2,846,689
TAL International Group Inc.	124,497	2,831,062
Textainer Group Holdings Ltd.	81,153	1,584,918

		14,456,318
WATER—0.31%
American States Water Co.	147,873	5,166,683
California Water Service Group	167,889	5,501,723
Connecticut Water Service Inc.	71,263	1,596,291
Consolidated Water Co. Ltd.(b)	124,698	2,469,020
Middlesex Water Co.	112,524	1,866,773
PICO Holdings Inc.(a)	138,517	6,018,564
SJW Corp.	112,304	2,964,826
Southwest Water Co.	209,708	2,101,274

		27,685,154

TOTAL COMMON STOCKS
(Cost: $11,707,519,574)		8,984,147,437

Security	Shares	Value

WARRANTS—0.00%

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.87%

MONEY MARKET FUNDS—12.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	12,405,950	12,405,950
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	1,145,775,013	1,145,775,013

		1,158,180,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,158,180,963)		1,158,180,963

TOTAL INVESTMENTS IN SECURITIES—112.70%
(Cost: $12,865,700,537)		10,142,328,400
Other Assets, Less Liabilities—(12.70)%		(1,142,645,317)

NET ASSETS—100.00%		$8,999,683,083

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—100.04%

ADVERTISING—0.35%
Gaiam Inc.(a)(b)	101,429	$1,370,306
Greenfield Online Inc.(a)	136,394	2,034,998
Harte-Hanks Inc.	26,057	298,353
inVentiv Health Inc.(a)	186,075	5,171,024
Marchex Inc. Class B	133,797	1,648,379

		10,523,060
AEROSPACE & DEFENSE—1.82%
AAR Corp.(a)(b)	48,778	659,966
AeroVironment Inc.(a)	57,765	1,570,053
Argon ST Inc.(a)	64,452	1,598,410
Curtiss-Wright Corp.	214,051	9,576,642
Esterline Technologies Corp.(a)	136,990	6,748,127
GenCorp Inc.(a)(b)	320,496	2,294,751
HEICO Corp.(b)	124,746	4,059,235
Herley Industries Inc.(a)	25,392	337,206
Kaman Corp.	8,012	182,353
LMI Aerospace Inc.(a)	29,906	525,448
Moog Inc. Class A(a)	24,347	906,682
Orbital Sciences Corp.(a)	329,712	7,768,015
Teledyne Technologies Inc.(a)	199,693	9,743,021
TransDigm Group Inc.(a)	187,174	6,287,175
Triumph Group Inc.	52,132	2,455,417

		54,712,501
AGRICULTURE—0.35%
AgFeed Industries Inc.(a)	111,907	1,675,248
Alico Inc.	15,441	535,185
Alliance One International Inc.(a)	390,839	1,997,187
Cadiz Inc.(a)(b)	66,337	1,069,352
Tejon Ranch Co.(a)(b)	62,576	2,256,491
Vector Group Ltd.	176,571	2,848,090

		10,381,553
AIRLINES—0.17%
AirTran Holdings Inc.(a)(b)	336,097	685,638
Allegiant Travel Co.(a)	64,963	1,207,662
Hawaiian Holdings Inc.(a)	195,224	1,356,807
UAL Corp.	333,080	1,738,678

		4,988,785
APPAREL—1.65%
American Apparel Inc.(a)	191,554	1,273,834
Cherokee Inc.	22,520	453,778
Crocs Inc.(a)	433,748	3,474,321
Deckers Outdoor Corp.(a)	73,464	10,226,189
G-III Apparel Group Ltd.(a)	47,605	587,446
Gymboree Corp.(a)	115,402	4,624,158
Iconix Brand Group Inc.(a)(b)	230,244	2,781,348
Maidenform Brands Inc.(a)	62,023	837,310

Perry Ellis International Inc.(a)	34,247	726,721
SKECHERS U.S.A. Inc. Class A(a)	12,744	251,821
True Religion Apparel Inc.(a)(b)	95,921	2,556,295
Volcom Inc.(a)	102,165	2,444,808
Warnaco Group Inc. (The)(a)	256,446	11,301,575
Weyco Group Inc.	22,760	603,823
Wolverine World Wide Inc.	280,322	7,476,188

		49,619,615
AUTO MANUFACTURERS—0.02%
Force Protection Inc.(a)(b)	219,972	728,107

		728,107
AUTO PARTS & EQUIPMENT—0.57%
Amerigon Inc. Class A(a)	122,802	873,122
Exide Technologies Inc.(a)	423,829	7,103,374
Fuel Systems Solutions Inc.(a)	64,428	2,480,478
Hayes Lemmerz International Inc.(a)	66,175	187,937
Spartan Motors Inc.	13,838	103,370
Titan International Inc.	152,216	5,421,934
Visteon Corp.(a)	191,597	503,900
Wonder Auto Technology Inc.(a)	81,511	573,022

		17,247,137
BANKS—0.63%
Cardinal Financial Corp.	84,309	527,774
Cass Information Systems Inc.(b)	37,548	1,202,662
Enterprise Financial Services Corp.(b)	31,341	590,778
First Financial Bankshares Inc.	20,638	945,427
Hancock Holding Co.	10,274	403,665
Pinnacle Financial Partners Inc.(a)	28,453	571,621
PrivateBancorp Inc.(b)	105,707	3,211,379
Signature Bank(a)	149,172	3,842,671
Smithtown Bancorp Inc.	10,526	171,047
Suffolk Bancorp(b)	20,961	615,834
SVB Financial Group(a)	35,365	1,701,410
SY Bancorp Inc.	9,067	193,671
TrustCo Bank Corp. NY	146,932	1,090,235
Westamerica Bancorporation	74,646	3,925,633

		18,993,807
BEVERAGES—0.27%
Boston Beer Co. Inc. Class A(a)	47,404	1,928,395
Coca-Cola Bottling Co. Consolidated	22,620	836,488
Green Mountain Coffee Roasters Inc.(a)(b)	96,841	3,638,316
National Beverage Corp.(b)	4,174	30,345
Peet’s Coffee & Tea Inc.(a)	78,682	1,559,477

		7,993,021
BIOTECHNOLOGY—4.80%
Acorda Therapeutics Inc.(a)	183,947	6,038,980
Affymax Inc.(a)(b)	58,141	925,023
Affymetrix Inc.(a)(b)	207,579	2,135,988
Alexion Pharmaceuticals Inc.(a)(b)	216,532	15,698,570
AMAG Pharmaceuticals Inc.(a)(b)	95,627	3,260,881
American Oriental Bioengineering Inc.(a)	347,300	3,427,851
Arena Pharmaceuticals Inc.(a)	108,550	563,374
ARIAD Pharmaceuticals Inc.(a)	385,244	924,586
ArQule Inc.(a)	224,922	730,996
AVANT Immunotherapeutics Inc.(a)	82,807	1,205,670
BioMimetic Therapeutics Inc.(a)	73,555	876,776
Bio-Rad Laboratories Inc. Class A(a)	106,674	8,628,860
Cambrex Corp.(a)	92,293	541,760
Celera Group(a)	169,022	1,920,090

Cell Genesys Inc.(a)(b)	484,946	1,260,860
Cougar Biotechnology Inc.(a)	83,817	1,997,359
CryoLife Inc.(a)	156,562	1,791,069
Cytokinetics Inc.(a)	176,072	653,227
Cytori Therapeutics Inc.(a)	110,489	715,969
Enzo Biochem Inc.(a)	137,487	1,542,604
Enzon Pharmaceuticals Inc.(a)	251,441	1,790,260
Exelixis Inc.(a)(b)	591,397	2,956,985
Genomic Health Inc.(a)(b)	78,532	1,503,888
Geron Corp.(a)(b)	272,699	940,812
GTx Inc.(a)(b)	105,054	1,507,525
Halozyme Therapeutics Inc.(a)	341,923	1,839,546
Human Genome Sciences Inc.(a)(b)	87,147	454,036
Idera Pharmaceuticals Inc.(a)	115,729	1,690,801
ImmunoGen Inc.(a)	238,034	728,384
Immunomedics Inc.(a)	362,484	772,091
Incyte Corp.(a)	373,771	2,844,397
Integra LifeSciences Holdings Corp.(a)	100,245	4,458,898
InterMune Inc.(a)(b)	177,632	2,330,532
Lexicon Pharmaceuticals Inc.(a)	130,959	209,534
Marshall Edwards Inc.(a)	107,332	275,843
Martek Biosciences Corp.(a)	185,103	6,239,822
Maxygen Inc.(a)	56,929	192,989
Medivation Inc.(a)(b)	143,395	1,696,363
Molecular Insight Pharmaceuticals Inc.(a)(b)	98,076	540,399
Momenta Pharmaceuticals Inc.(a)	138,074	1,698,310
Myriad Genetics Inc.(a)(b)	251,544	11,450,283
Nanosphere Inc.(a)	71,521	562,155
Nektar Therapeutics(a)	213,234	714,334
Novavax Inc.(a)	289,303	720,364
Omrix Biopharmaceuticals Inc.(a)	80,804	1,271,855
Optimer Pharmaceuticals Inc.(a)	134,154	1,087,989
Orexigen Therapeutics Inc.(a)	111,148	876,958
PDL BioPharma Inc.	672,094	7,137,638
Protalix BioTherapeutics Inc.(a)	59,772	161,982
Regeneron Pharmaceuticals Inc.(a)	349,232	5,042,910
Repligen Corp.(a)	172,277	813,147
Rexahn Pharmaceuticals Inc.(a)	161,970	524,783
RTI Biologics Inc.(a)	302,230	2,644,512
Sangamo BioSciences Inc.(a)	205,860	2,048,307
Savient Pharmaceuticals Inc.(a)(b)	305,487	7,728,821
Seattle Genetics Inc.(a)(b)	340,729	2,882,567
Sequenom Inc.(a)	255,589	4,079,200
Tercica Inc.(a)	94,427	833,790
Third Wave Technologies Inc.(a)	244,520	2,728,843
XOMA Ltd.(a)	748,290	1,264,610

		144,086,956
BUILDING MATERIALS—0.45%
AAON Inc.	75,710	1,458,175
Apogee Enterprises Inc.	82,002	1,325,152
China Architectural Engineering Inc.(a)(b)	103,411	1,010,325
Drew Industries Inc.(a)	9,503	151,573
Quanex Building Products Corp.	134,707	2,001,746
Texas Industries Inc.	131,614	7,387,494
Trex Co. Inc.(a)(b)	23,079	270,717

		13,605,182
CHEMICALS—1.59%
Aceto Corp.	8,135	62,151
American Vanguard Corp.	100,517	1,236,359
Arch Chemicals Inc.	47,743	1,582,680
Balchem Corp.	101,872	2,356,299
Ferro Corp.	215,311	4,039,234

Hercules Inc.	354,216	5,996,877
ICO Inc.(a)	58,538	352,399
Innophos Holdings Inc.	30,247	966,392
Innospec Inc.	80,989	1,524,213
Landec Corp.(a)	128,685	832,592
Minerals Technologies Inc.	48,887	3,108,724
NewMarket Corp.	75,847	5,023,347
NL Industries Inc.	22,387	213,348
Quaker Chemical Corp.	48,701	1,298,369
ShengdaTech Inc.(a)(b)	169,880	1,686,908
Solutia Inc.(a)	263,005	3,371,724
Stepan Co.	14,487	660,897
Symyx Technologies Inc.(a)	98,695	688,891
W.R. Grace & Co.(a)	312,392	7,338,088
Zep Inc.	117,539	1,748,980
Zoltek Companies Inc.(a)(b)	154,897	3,756,252

		47,844,724
COAL—0.66%
International Coal Group Inc.(a)(b)	716,554	9,351,030
James River Coal Co.(a)	142,675	8,373,596
National Coal Corp.(a)	133,078	1,180,402
Westmoreland Coal Co.(a)	48,331	1,020,267

		19,925,295
COMMERCIAL SERVICES—6.92%
Administaff Inc.	121,285	3,382,639
Advance America Cash Advance Centers Inc.	75,807	385,100
Advisory Board Co. (The)(a)	97,469	3,833,456
Albany Molecular Research Inc.(a)	49,322	654,503
American Public Education Inc.(a)	61,933	2,417,864
AMN Healthcare Services Inc.(a)	176,831	2,991,981
Arbitron Inc.	153,651	7,298,422
Bankrate Inc.(a)(b)	71,609	2,797,764
Bowne & Co. Inc.	12,828	163,557
Capella Education Co.(a)	80,153	4,781,126
Cardtronics Inc.(a)	66,705	591,673
CBIZ Inc.(a)	251,480	1,999,266
CDI Corp.	6,056	154,065
Cenveo Inc.(a)	270,127	2,639,141
Chemed Corp.	98,958	3,622,852
China Direct Inc.(a)	37,833	277,694
Coinstar Inc.(a)	157,266	5,144,171
Consolidated Graphics Inc.(a)	31,941	1,573,733
Corinthian Colleges Inc.(a)(b)	479,513	5,567,146
CorVel Corp.(a)	45,212	1,531,330
CoStar Group Inc.(a)(b)	109,963	4,887,855
CRA International Inc.(a)	38,831	1,403,741
Cross Country Healthcare Inc.(a)	31,124	448,497
Deluxe Corp.	151,212	2,694,598
Dollar Financial Corp.(a)	136,232	2,058,466
DynCorp International Inc.(a)	9,190	139,228
Emergency Medical Services Corp. Class A(a)	23,526	532,393
ExlService Holdings Inc.(a)	78,706	1,104,245
Exponent Inc.(a)	57,607	1,809,436
Forrester Research Inc.(a)	87,379	2,698,264
Gartner Inc.(a)	333,457	6,909,229
GEO Group Inc. (The)(a)(b)	287,194	6,461,865
Global Cash Access Inc.(a)	139,081	954,096
Hackett Group Inc. (The)(a)	232,777	1,336,140
Healthcare Services Group Inc.	242,171	3,683,421
Heartland Payment Systems Inc.(b)	137,325	3,240,870
Hill International Inc.(a)	131,642	2,164,194
HMS Holdings Corp.(a)	140,606	3,018,811

Hudson Highland Group Inc.(a)	118,561	1,241,334
Huron Consulting Group Inc.(a)	108,127	4,902,478
ICF International Inc.(a)	2,061	34,254
ICT Group Inc.(a)	23,330	191,306
Integrated Electrical Services Inc.(a)	9,268	159,410
Interactive Data Corp.	97,727	2,455,880
K12 Inc.(a)	34,794	745,635
Kendle International Inc.(a)(b)	73,036	2,653,398
Kenexa Corp.(a)	98,714	1,859,772
Kforce Inc.(a)	22,269	189,064
Korn/Ferry International(a)	18,269	287,371
Landauer Inc.	28,387	1,596,485
Learning Tree International Inc.(a)	49,593	848,040
LECG Corp.(a)	51,040	446,090
Lincoln Educational Services Corp.(a)	11,430	132,931
MAXIMUS Inc.	13,654	475,432
McGrath RentCorp	90,363	2,222,026
Michael Baker Corp.(a)	5,839	127,757
Midas Inc.(a)	76,723	1,035,760
Monro Muffler Brake Inc.	7,313	113,278
Multi-Color Corp.	46,196	969,654
National Research Corp.	7,291	192,993
Navigant Consulting Inc.(a)	271,990	5,320,124
Net 1 UEPS Technologies Inc.(a)	253,262	6,154,267
Odyssey Marine Exploration Inc.(a)(b)	215,234	852,327
PAREXEL International Corp.(a)	318,954	8,391,680
PeopleSupport Inc.(a)	42,711	363,043
PharmaNet Development Group Inc.(a)	12,973	204,584
Pre-Paid Legal Services Inc.(a)	44,930	1,825,057
PRG-Schultz International Inc.(a)	83,152	782,460
Princeton Review Inc. (The)(a)	74,097	500,896
Protection One Inc.(a)(b)	34,391	288,884
Providence Service Corp. (The)(a)	58,814	1,241,564
Resources Connection Inc.	256,223	5,214,138
Riskmetrics Group Inc.(a)	120,792	2,372,355
Rollins Inc.	233,981	3,467,598
RSC Holdings Inc.(a)(b)	267,583	2,477,819
Sotheby’s Holdings Inc. Class A	379,478	10,006,835
Spherion Corp.(a)	150,641	695,961
Standard Parking Corp.(a)	35,069	638,256
Steiner Leisure Ltd.(a)	52,933	1,500,651
SuccessFactors Inc.(a)(b)	129,060	1,413,207
Team Inc.(a)	103,878	3,565,093
TeleTech Holdings Inc.(a)	219,956	4,390,322
TNS Inc.(a)	123,712	2,964,140
TrueBlue Inc.(a)	23,598	311,730
Universal Technical Institute Inc.(a)(b)	44,783	557,996
Valassis Communications Inc.(a)	132,248	1,655,745
VistaPrint Ltd.(a)(b)	248,650	6,653,874
Watson Wyatt Worldwide Inc.	160,093	8,467,319
Wright Express Corp.(a)	205,824	5,104,435

		207,615,540
COMPUTERS—3.06%
Ansoft Corp.(a)	81,398	2,962,887
CACI International Inc. Class A(a)	34,948	1,599,570
Cogo Group Inc.(a)	145,493	1,325,441
Compellent Technologies Inc.(a)	78,321	888,160
Cray Inc.(a)	50,995	236,617
Data Domain Inc.(a)	185,974	4,338,773
Digimarc Corp.(a)	107,494	1,522,115
Echelon Corp.(a)(b)	166,634	1,816,311
Furmanite Corp.(a)	149,915	1,196,322
iGATE Corp.(a)	121,360	986,657

Immersion Corp.(a)	87,929	598,796
Integral Systems Inc.	47,597	1,842,004
Intervoice Inc.(a)	220,710	1,258,047
Isilon Systems Inc.(a)(b)	136,562	606,335
Jack Henry & Associates Inc.	389,815	8,435,597
Limelight Networks Inc.(a)(b)	87,940	335,931
Magma Design Automation Inc.(a)	236,190	1,433,673
Manhattan Associates Inc.(a)	138,678	3,290,829
Maxwell Technologies Inc.(a)	101,187	1,074,606
Mentor Graphics Corp.(a)	32,721	516,992
MICROS Systems Inc.(a)	458,976	13,994,178
MTS Systems Corp.	34,247	1,228,782
NCI Inc. Class A(a)	36,068	825,236
Ness Technologies Inc.(a)	19,794	200,315
Netezza Corp.(a)	221,793	2,546,184
NetScout Systems Inc.(a)	140,349	1,498,927
Palm Inc.	515,203	2,776,944
Quantum Corp.(a)	642,954	867,988
Rackable Systems Inc.(a)	18,738	251,089
Radiant Systems Inc.(a)	155,646	1,670,082
Rimage Corp.(a)	3,151	39,041
Riverbed Technology Inc.(a)	315,698	4,331,377
Sigma Designs Inc.(a)(b)	123,707	1,718,290
SRA International Inc. Class A(a)	128,218	2,879,776
STEC Inc.(a)	172,547	1,772,058
Stratasys Inc.(a)	116,008	2,141,508
Super Micro Computer Inc.(a)	104,154	768,657
Sykes Enterprises Inc.(a)	185,634	3,501,057
Synaptics Inc.(a)(b)	127,614	4,814,876
Syntel Inc.(b)	72,517	2,445,273
3D Systems Corp.(a)	89,700	852,150
3PAR Inc.(a)	153,951	1,206,976
Tyler Technologies Inc.(a)	213,849	2,901,931
Virtusa Corp.(a)	35,688	361,519

		91,859,877
COSMETICS & PERSONAL CARE—0.20%
Chattem Inc.(a)(b)	90,971	5,917,664
Inter Parfums Inc.	4,441	66,615

		5,984,279
DISTRIBUTION & WHOLESALE—0.87%
Beacon Roofing Supply Inc.(a)(b)	117,886	1,250,770
BMP Sunstone Corp.(a)(b)	113,231	645,417
Chindex International Inc.(a)	61,258	898,655
Houston Wire & Cable Co.(b)	99,996	1,989,920
MWI Veterinary Supply Inc.(a)	57,631	1,908,162
Owens & Minor Inc.	210,832	9,632,914
Pool Corp.	218,032	3,872,248
ScanSource Inc.(a)	111,913	2,994,792
Watsco Inc.	69,792	2,917,306

		26,110,184
DIVERSIFIED FINANCIAL SERVICES—1.48%
Asset Acceptance Capital Corp.	66,203	809,001
BGC Partners Inc. Class A(a)	18,715	141,298
Broadpoint Securities Group Inc.(a)	23,318	46,636
Cohen & Steers Inc.(b)	58,685	1,524,049
Credit Acceptance Corp.(a)(b)	21,106	539,469
Diamond Hill Investment Group Inc.(a)	11,414	953,069
Doral Financial Corp.(a)	1,939	26,254
Duff & Phelps Corp. Class A(a)	58,800	973,728
Epoch Holding Corp.	47,521	432,916
FCStone Group Inc.(a)	127,755	3,568,197

First Marblehead Corp. (The)	199,754	513,368
GAMCO Investors Inc. Class A	13,358	662,824
GFI Group Inc.	371,860	3,350,459
Greenhill & Co. Inc.(b)	97,543	5,253,666
Interactive Brokers Group Inc.(a)	228,729	7,349,063
International Assets Holding Corp.(a)	23,414	703,825
KBW Inc.(a)(b)	7,252	149,246
Knight Capital Group Inc. Class A(a)	65,478	1,177,294
Landenburg Thalmann Financial Services Inc.(a)	565,852	854,437
NewStar Financial Inc.(a)	45,662	269,862
optionsXpress Holdings Inc.	238,425	5,326,414
Portfolio Recovery Associates Inc.(a)(b)	56,081	2,103,037
Pzena Investment Management Inc.	34,124	435,422
Stifel Financial Corp.(a)	7,308	251,322
TradeStation Group Inc.(a)	180,579	1,832,877
U.S. Global Investors Inc. Class A	60,743	1,017,445
Westwood Holdings Group Inc.	25,549	1,016,850
World Acceptance Corp.(a)	92,007	3,097,876

		44,379,904
ELECTRIC—0.71%
EnerNOC Inc.(a)(b)	5,520	99,084
ITC Holdings Corp.	278,527	14,235,515
Ormat Technologies Inc.	99,310	4,884,066
Pike Electric Corp.(a)	30,208	501,755
Synthesis Energy Systems Inc.(a)	62,839	565,551
U.S. Geothermal Inc.(a)	344,002	1,011,366

		21,297,337
ELECTRICAL COMPONENTS & EQUIPMENT—2.17%
Advanced Battery Technologies Inc.(a)	230,442	1,329,650
Advanced Energy Industries Inc.(a)	37,990	520,463
American Superconductor Corp.(a)(b)	236,637	8,483,436
Beacon Power Corp.(a)	491,962	1,023,281
Belden Inc.	74,556	2,525,957
Capstone Turbine Corp.(a)	819,220	3,432,532
China BAK Battery Inc.(a)	129,478	609,841
Coleman Cable Inc.(a)	32,039	330,642
Energy Conversion Devices Inc.(a)	228,264	16,809,361
EnerSys Inc.(a)	46,790	1,601,622
Fushi Copperweld Inc.(a)	81,032	1,922,889
GrafTech International Ltd.(a)	478,700	12,843,521
Graham Corp.	27,892	2,067,076
Harbin Electric Inc.(a)	34,750	493,797
Insteel Industries Inc.	9,201	168,470
Littelfuse Inc.(a)	53,037	1,673,317
Medis Technologies Ltd.(a)(b)	140,154	472,319
Orion Energy Systems Inc.(a)(b)	49,767	497,670
Powell Industries Inc.(a)	38,793	1,955,555
Power-One Inc.(a)	26,481	50,049
PowerSecure International Inc.(a)	93,852	681,366
Superior Essex Inc.(a)	18,805	839,267
Ultralife Corp.(a)	69,661	744,676
Universal Display Corp.(a)(b)	162,537	2,002,456
Valence Technology Inc.(a)	216,302	958,218
Vicor Corp.	107,628	1,074,127

		65,111,558
ELECTRONICS—2.69%
American Science and Engineering Inc.	51,077	2,631,998
Analogic Corp.	75,423	4,756,929
Axsys Technologies Inc.(a)	49,098	2,555,060
Badger Meter Inc.	76,406	3,860,795
Bel Fuse Inc. Class B	4,402	108,773

Benchmark Electronics Inc.(a)	66,130	1,080,564
China Security & Surveillance Technology Inc.(a)	151,033	2,035,925
Cogent Inc.(a)	134,491	1,529,163
Cymer Inc.(a)(b)	41,247	1,108,719
Daktronics Inc.	184,548	3,722,333
Dionex Corp.(a)	103,193	6,848,919
Eagle Test Systems Inc.(a)	5,609	62,821
Excel Technology Inc.(a)	34,884	778,611
FARO Technologies Inc.(a)	93,787	2,360,619
ICx Technologies Inc.(a)(b)	42,035	306,855
II-VI Inc.(a)	137,467	4,800,348
L-1 Identity Solutions Inc.(a)	42,241	562,650
LaBarge Inc.(a)	61,090	794,170
Multi-Fineline Electronix Inc.(a)(b)	43,112	1,192,909
NVE Corp.(a)	25,732	814,675
OSI Systems Inc.(a)	70,301	1,505,847
OYO Geospace Corp.(a)(b)	23,036	1,357,742
Park Electrochemical Corp.	93,130	2,263,990
Photon Dynamics Inc.(a)	76,130	1,148,040
Plexus Corp.(a)	217,569	6,022,310
Rofin-Sinar Technologies Inc.(a)	167,167	5,048,443
Sanmina-SCI Corp.(a)	934,243	1,195,831
Sonic Solutions Inc.(a)(b)	74,498	444,008
Taser International Inc.(a)(b)	352,052	1,756,739
Technitrol Inc.	14,754	250,670
TTM Technologies Inc.(a)	29,359	387,832
Varian Inc.(a)	157,550	8,044,503
Woodward Governor Co.	260,674	9,295,635

		80,634,426
ENERGY - ALTERNATE SOURCES—0.58%
Akeena Solar Inc.(a)	115,908	651,403
Ascent Solar Technologies Inc.(a)	41,375	428,231
Aventine Renewable Energy Holdings Inc.(a)	50,538	222,367
Clean Energy Fuels Corp.(a)	123,223	1,415,832
Comverge Inc.(a)(b)	116,980	1,635,380
Ener1 Inc.(a)	202,912	1,505,607
Evergreen Energy Inc.(a)(b)	469,419	816,789
Evergreen Solar Inc.(a)(b)	595,830	5,773,593
FuelCell Energy Inc.(a)(b)	385,786	2,739,081
GreenHunter Energy Inc.(a)	23,822	325,409
Headwaters Inc.(a)	34,007	400,262
Pacific Ethanol Inc.(a)(b)	194,507	352,058
Quantum Fuel Systems Technologies Worldwide Inc.(a)	384,775	1,185,107

		17,451,119
ENGINEERING & CONSTRUCTION—0.48%
EMCOR Group Inc.(a)	147,831	4,217,618
ENGlobal Corp.(a)	152,089	2,165,747
Layne Christensen Co.(a)	23,615	1,034,101
Orion Marine Group Inc.(a)	121,341	1,714,548
Perini Corp.(a)	61,835	2,043,647
Stanley Inc.(a)	49,754	1,667,754
Sterling Construction Co. Inc.(a)	42,532	844,686
VSE Corp.	22,230	611,325

		14,299,426
ENTERTAINMENT—0.81%
Bally Technologies Inc.(a)	308,249	10,418,816
Cinemark Holdings Inc.	63,256	826,123
Dover Downs Gaming & Entertainment Inc.	76,489	491,059
Dover Motorsports Inc.	84,091	428,023
Elixir Gaming Technologies Inc.(a)	375,606	450,727
Great Wolf Resorts Inc.(a)	15,676	68,504

Macrovision Solutions Corp.(a)	34,761	520,025
National CineMedia Inc.	236,609	2,522,252
Ricks Cabaret International Inc.(a)	33,471	562,313
Shuffle Master Inc.(a)(b)	199,487	985,466
Vail Resorts Inc.(a)	166,364	7,125,370

		24,398,678
ENVIRONMENTAL CONTROL—1.86%
American Ecology Corp.	91,541	2,703,206
Calgon Carbon Corp.(a)	230,282	3,560,160
Casella Waste Systems Inc. Class A(a)	71,181	867,696
Clean Harbors Inc.(a)	111,315	7,910,044
Darling International Inc.(a)	459,024	7,583,076
EnergySolutions Inc.	186,918	4,177,617
Fuel Tech Inc.(a)(b)	99,446	1,752,239
Metalico Inc.(a)	135,979	2,382,352
Met-Pro Corp.	83,426	1,113,737
Mine Safety Appliances Co.	61,201	2,447,428
Rentech Inc.(a)(b)	919,626	1,747,289
Tetra Tech Inc.(a)	331,520	7,498,982
Waste Connections Inc.(a)	374,230	11,949,164

		55,692,990
FOOD—0.97%
American Dairy Inc.(a)(b)	27,419	214,965
Arden Group Inc. Class A	5,966	756,131
Calavo Growers Inc.	57,527	704,706
Cal-Maine Foods Inc.(b)	66,412	2,190,932
Diamond Foods Inc.	90,219	2,078,646
Flowers Foods Inc.	262,632	7,442,991
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	71,501	1,631,653
Hain Celestial Group Inc.(a)	24,274	569,954
HQ Sustainable Maritime Industries Inc.(a)	36,990	490,117
Lance Inc.	31,649	594,052
Lifeway Foods Inc.(a)	26,777	318,379
M&F Worldwide Corp.(a)	3,737	146,901
Pilgrim’s Pride Corp.	24,767	321,723
Ralcorp Holdings Inc.(a)	32,834	1,623,313
Ruddick Corp.	12,839	440,506
Sanderson Farms Inc.	18,107	625,054
Smart Balance Inc.(a)	270,376	1,949,411
Spartan Stores Inc.	14,565	334,995
Tootsie Roll Industries Inc.	45,418	1,141,354
United Natural Foods Inc.(a)	74,235	1,446,098
Winn-Dixie Stores Inc.(a)	175,801	2,816,332
Zhongpin Inc.(a)	104,454	1,305,675

		29,143,888
FOREST PRODUCTS & PAPER—0.32%
Deltic Timber Corp.	59,178	3,166,615
Potlatch Corp.	80,473	3,630,942
Rock-Tenn Co. Class A	80,592	2,416,954
Xerium Technologies Inc.	115,053	455,610

		9,670,121
GAS—0.03%
EnergySouth Inc.	15,497	760,283

		760,283
HAND & MACHINE TOOLS—0.22%
Franklin Electric Co. Inc.	78,227	3,033,643
K-Tron International Inc.(a)	13,628	1,766,189
Raser Technologies Inc.(a)	149,944	1,460,455
Thermadyne Holdings Corp.(a)	16,102	238,149

		6,498,436

HEALTH CARE - PRODUCTS—6.41%
Abaxis Inc.(a)	121,963	2,942,967
ABIOMED Inc.(a)(b)	171,281	3,040,238
Accuray Inc.(a)(b)	203,406	1,482,830
Align Technology Inc.(a)(b)	348,896	3,659,919
Alphatec Holdings Inc.(a)	138,310	564,305
American Medical Systems Holdings Inc.(a)(b)	409,773	6,126,106
AngioDynamics Inc.(a)	55,398	754,521
ArthroCare Corp.(a)(b)	149,981	6,120,725
Atrion Corp.	8,329	798,085
Bruker Corp.(a)	284,102	3,650,711
CardioNet Inc.(a)	24,950	664,418
Cepheid Inc.(a)(b)	320,729	9,018,899
Clinical Data Inc.(a)	57,504	820,582
Columbia Laboratories Inc.(a)	259,687	856,967
Conceptus Inc.(a)(b)	169,958	3,142,523
CONMED Corp.(a)	12,391	328,981
Cyberonics Inc.(a)	133,572	2,898,512
Cynosure Inc. Class A(a)	53,002	1,050,500
Datascope Corp.	69,208	3,252,776
DexCom Inc.(a)	145,523	878,959
ev3 Inc.(a)	76,421	724,471
Exactech Inc.(a)	39,056	1,004,130
Haemonetics Corp.(a)	144,900	8,036,154
Hansen Medical Inc.(a)(b)	96,073	1,606,341
ICU Medical Inc.(a)	30,755	703,674
Immucor Inc.(a)	394,645	10,213,413
Insulet Corp.(a)	103,248	1,624,091
Invacare Corp.	32,917	672,823
IRIS International Inc.(a)	103,701	1,622,921
Kensey Nash Corp.(a)	40,800	1,307,640
Luminex Corp.(a)(b)	207,261	4,259,214
Masimo Corp.(a)	259,538	8,915,130
Medical Action Industries Inc.(a)	29,671	307,688
Mentor Corp.(b)	190,106	5,288,749
Meridian Bioscience Inc.	226,180	6,088,766
Merit Medical Systems Inc.(a)	155,201	2,281,455
Metabolix Inc.(a)(b)	105,270	1,031,646
Microvision Inc.(a)	314,811	865,730
Micrus Endovascular Corp.(a)	88,093	1,235,064
Natus Medical Inc.(a)	155,104	3,247,878
NuVasive Inc.(a)(b)	200,383	8,949,105
NxStage Medical Inc.(a)(b)	67,315	258,490
OraSure Technologies Inc.(a)	242,732	907,818
Orthofix International NV(a)	31,375	908,306
Orthovita Inc.(a)	367,277	752,918
PSS World Medical Inc.(a)	348,796	5,685,375
Quidel Corp.(a)	158,444	2,617,495
Sirona Dental Systems Inc.(a)(b)	89,499	2,319,814
Somanetics Corp.(a)	72,575	1,538,590
SonoSite Inc.(a)(b)	94,516	2,647,393
Spectranetics Corp.(a)	178,006	1,755,139
Stereotaxis Inc.(a)(b)	151,434	811,686
Steris Corp.	329,869	9,487,032
SurModics Inc.(a)(b)	86,745	3,889,646
Symmetry Medical Inc.(a)	58,236	944,588
Synovis Life Technologies Inc.(a)	70,454	1,326,649
Thoratec Corp.(a)	306,766	5,334,661
TomoTherapy Inc.(a)	218,165	1,948,213
TranS1 Inc.(a)(b)	67,672	1,019,817
Vision-Sciences Inc.(a)	93,321	349,954
Vital Images Inc.(a)	49,253	612,707

Vital Sign Inc.	45,227	2,567,989
VNUS Medical Technologies Inc.(a)	73,383	1,468,394
Volcano Corp.(a)	265,572	3,239,978
West Pharmaceutical Services Inc.	182,130	7,882,586
Wright Medical Group Inc.(a)(b)	209,318	5,946,724
Zoll Medical Corp.(a)	117,631	3,960,636

		192,222,205
HEALTH CARE - SERVICES—1.88%
Air Methods Corp.(a)	60,444	1,511,100
Alliance Imaging Inc.(a)	133,096	1,153,942
Almost Family Inc.(a)	35,308	939,193
Amedisys Inc.(a)	149,255	7,525,437
Assisted Living Concepts Inc.(a)	166,160	913,880
athenahealth Inc.(a)	116,200	3,574,312
Bio-Reference Laboratories Inc.(a)	65,055	1,451,377
Capital Senior Living Corp.(a)	8,045	60,659
Centene Corp.(a)	19,738	331,401
Emeritus Corp.(a)	110,660	1,617,849
Ensign Group Inc. (The)	2,854	32,821
Five Star Quality Care Inc.(a)	10,235	48,412
Genoptix Inc.(a)	46,972	1,481,967
Gentiva Health Services Inc.(a)	60,655	1,155,478
Healthways Inc.(a)	197,928	5,858,669
IPC The Hospitalist Co. Inc.(a)	29,482	554,851
LHC Group Inc.(a)	82,340	1,914,405
Life Sciences Research Inc.(a)	49,286	1,391,837
National Healthcare Corp.	41,785	1,915,007
NightHawk Radiology Holdings Inc.(a)(b)	11,961	84,684
Odyssey Healthcare Inc.(a)	39,414	383,892
Psychiatric Solutions Inc.(a)(b)	312,309	11,817,773
RadNet Inc.(a)	108,271	671,280
Sun Healthcare Group Inc.(a)	242,101	3,241,732
Sunrise Senior Living Inc.(a)	224,185	5,039,679
U.S. Physical Therapy Inc.(a)	65,805	1,079,860
Virtual Radiologic Corp.(a)(b)	38,750	513,437

		56,264,934
HOME BUILDERS—0.16%
AMREP Corp.(b)	754	35,883
Cavco Industries Inc.(a)	27,778	909,174
Champion Enterprises Inc.(a)	213,638	1,249,782
Fleetwood Enterprises Inc.(a)(b)	356,462	933,930
Winnebago Industries Inc.(b)	163,627	1,667,359

		4,796,128
HOME FURNISHINGS—0.38%
American Woodmark Corp.	45,481	961,014
DTS Inc.(a)(b)	100,226	3,139,078
Hooker Furniture Corp.	3,095	53,605
Tempur-Pedic International Inc.(b)	259,384	2,025,789
TiVo Inc.(a)	573,523	3,538,637
Universal Electronics Inc.(a)	73,611	1,538,470

		11,256,593
HOUSEHOLD PRODUCTS & WARES—0.70%
Fossil Inc.(a)(b)	255,532	7,428,315
Standard Register Co. (The)	25,297	238,551
Tupperware Brands Corp.	349,282	11,952,430
WD-40 Co.	43,370	1,268,572

		20,887,868
HOUSEWARES—0.02%
Libbey Inc.	68,879	512,460

National Presto Industries Inc.	2,111	135,484

		647,944
INSURANCE—0.37%
AmTrust Financial Services Inc.	5,096	64,210
Argo Group International Holdings Ltd.(a)	60,054	2,015,412
Darwin Professional Underwriters Inc.(a)	40,213	1,238,560
eHealth Inc.(a)(b)	140,159	2,475,208
Employers Holdings Inc.	15,353	317,807
Enstar Group Ltd.(a)(b)	16,560	1,449,000
First Mercury Financial Corp.(a)	14,989	264,406
Life Partners Holdings Inc.	29,325	585,913
Primus Guaranty Ltd.(a)(b)	63,823	185,725
Tower Group Inc.	113,616	2,407,523

		11,003,764
INTERNET—4.87%
Ariba Inc.(a)	413,609	6,084,188
Art Technology Group Inc.(a)	723,898	2,316,474
AsiaInfo Holdings Inc.(a)	194,720	2,301,590
Bidz.com Inc.(a)	32,123	279,791
Blue Coat Systems Inc.(a)	186,314	2,628,891
Blue Nile Inc.(a)(b)	75,085	3,192,614
China Information Security Technology Inc.(a)	127,115	719,471
Chordiant Software Inc.(a)	166,663	833,315
CNET Networks Inc.(a)	756,224	8,689,014
Cogent Communications Group Inc.(a)(b)	267,757	3,587,944
comScore Inc.(a)	101,057	2,205,064
Constant Contact Inc.(a)(b)	114,223	2,153,104
CyberSource Corp.(a)	388,572	6,500,810
DealerTrack Holdings Inc.(a)	174,793	2,466,329
Dice Holdings Inc.(a)	87,253	720,710
Digital River Inc.(a)(b)	209,147	8,068,891
Drugstore.com Inc.(a)	463,486	880,623
EarthLink Inc.(a)	618,002	5,345,717
Entrust Inc.(a)	339,880	999,247
eResearch Technology Inc.(a)(b)	243,327	4,243,623
Global Sources Ltd.(a)(b)	95,698	1,452,696
GSI Commerce Inc.(a)	131,953	1,798,519
HSW International Inc.(a)(b)	66,643	193,265
InfoSpace Inc.	110,080	916,966
Internap Network Services Corp.(a)(b)	140,411	657,123
Internet Brands Inc. Class A(a)(b)	54,359	360,400
Internet Capital Group Inc.(a)	132,260	1,022,370
Interwoven Inc.(a)	216,688	2,602,423
j2 Global Communications Inc.(a)	250,110	5,752,530
Keynote Systems Inc.(a)	14,631	188,447
Knot Inc. (The)(a)(b)	159,159	1,556,575
Liquidity Services Inc.(a)	81,125	935,371
LoopNet Inc.(a)(b)	164,508	1,858,940
MercadoLibre Inc.(a)	143,454	4,947,728
Move Inc.(a)	722,277	1,682,905
NetFlix Inc.(a)(b)	227,241	5,924,173
NIC Inc.	224,843	1,535,678
NutriSystem Inc.	171,813	2,429,436
1-800-FLOWERS.COM Inc.(a)	144,869	934,405
Online Resources Corp.(a)	162,788	1,359,280
Orbitz Worldwide Inc.(a)	12,788	64,068
Overstock.com Inc.(a)(b)	86,656	2,248,723
PCTEL Inc.	71,767	688,246
RealNetworks Inc.(a)	204,884	1,352,234
RightNow Technologies Inc.(a)	156,262	2,136,102
S1 Corp.(a)	209,538	1,586,203
Safeguard Scientifics Inc.(a)	51,912	64,371

Sapient Corp.(a)	494,031	3,171,679
Secure Computing Corp.(a)	33,174	137,340
Shutterfly Inc.(a)	111,125	1,356,836
SonicWALL Inc.(a)	37,275	240,424
Sourcefire Inc.(a)(b)	89,493	691,781
Stamps.com Inc.(a)	78,571	980,566
SupportSoft Inc.(a)	175,563	570,580
TechTarget Inc.(a)	77,175	814,968
TeleCommunication Systems Inc.(a)	186,669	864,277
Terremark Worldwide Inc.(a)	297,556	1,624,656
TheStreet.com Inc.	60,705	395,190
thinkorswim Group Inc.(a)	292,561	2,062,555
TriZetto Group Inc. (The)(a)	242,843	5,191,983
ValueClick Inc.(a)	536,146	8,122,612
Vasco Data Security International Inc.(a)(b)	151,309	1,593,284
Vignette Corp.(a)	73,080	876,960
Vocus Inc.(a)	90,365	2,907,042
Websense Inc.(a)	229,422	3,863,466
Website Pros Inc.(a)	35,095	292,341

		146,225,127
IRON & STEEL—0.15%
Esmark Inc.(a)	24,827	474,692
General Steel Holdings Inc.(a)	59,711	938,657
Olympic Steel Inc.	38,321	2,909,330
Sutor Technology Group Ltd.(a)	22,771	160,991
Universal Stainless & Alloy Products Inc.(a)	3,492	129,344

		4,613,014
LEISURE TIME—0.75%
Ambassadors Group Inc.	107,425	1,602,781
Life Time Fitness Inc.(a)(b)	196,129	5,795,612
Marine Products Corp.	18,670	123,222
Polaris Industries Inc.(b)	163,730	6,611,417
Town Sports International Holdings Inc.(a)	97,042	906,372
WMS Industries Inc.(a)	247,183	7,358,638

		22,398,042
LODGING—0.07%
Monarch Casino & Resort Inc.(a)	29,547	348,655
Morgans Hotel Group Co.(a)(b)	134,752	1,387,946
Riviera Holdings Corp.(a)	44,537	452,051

		2,188,652
MACHINERY—2.76%
Altra Holdings Inc.(a)	148,499	2,496,268
Applied Industrial Technologies Inc.	71,403	1,725,811
Astec Industries Inc.(a)	93,525	3,005,893
Bolt Technology Corp.(a)	47,805	1,078,959
Chart Industries Inc.(a)	159,533	7,759,685
Cognex Corp.	235,962	5,438,924
Columbus McKinnon Corp.(a)	11,581	278,870
DXP Enterprises Inc.(a)	19,895	828,428
Flow International Corp.(a)	211,520	1,649,856
Gorman-Rupp Co. (The)	80,739	3,216,642
Intermec Inc.(a)	346,762	7,309,743
iRobot Corp.(a)(b)	100,943	1,386,957
Key Technology Inc.(a)	31,212	992,854
Lindsay Corp.(b)	67,111	5,702,422
Middleby Corp. (The)(a)(b)	95,490	4,192,966
Nordson Corp.	189,852	13,838,312
Presstek Inc.(a)	153,021	758,984
Robbins & Myers Inc.	92,497	4,612,825
Sauer-Danfoss Inc.	56,211	1,750,973

Tennant Co.	86,818	2,610,617
TurboChef Technologies Inc.(a)	130,914	625,769
Twin Disc Inc.	5,162	108,041
Wabtec Corp.	237,032	11,524,496

		82,894,295
MANUFACTURING—2.62%
Actuant Corp. Class A	283,896	8,900,140
Acuity Brands Inc.	198,119	9,525,562
American Railcar Industries Inc.	40,632	681,805
Ameron International Corp.	11,095	1,331,178
AZZ Inc.(a)	27,246	1,087,115
Barnes Group Inc.	269,395	6,220,331
China Fire & Security Group Inc.(a)	77,649	625,074
CLARCOR Inc.	175,751	6,168,860
Colfax Corp.(a)	121,300	3,043,417
EnPro Industries Inc.(a)	13,447	502,111
ESCO Technologies Inc.(a)(b)	146,122	6,856,044
Flanders Corp.(a)	89,198	539,648
FreightCar America Inc.	7,235	256,843
GenTek Inc.(a)	38,856	1,044,838
Hexcel Corp.(a)	540,594	10,433,464
Koppers Holdings Inc.	7,162	299,873
Lancaster Colony Corp.	113,448	3,435,205
LSB Industries Inc.(a)	64,988	1,286,762
Matthews International Corp. Class A	166,201	7,522,257
Myers Industries Inc.	89,661	730,737
Peerless Manufacturing Co.(a)	36,542	1,712,724
Polypore International Inc.(a)	89,570	2,268,808
Raven Industries Inc.	89,983	2,949,643
Smith & Wesson Holding Corp.(a)	208,318	1,085,337

		78,507,776
MEDIA—0.39%
Charter Communications Inc. Class A(a)	975,207	1,023,967
CKX Inc.(a)	170,537	1,492,199
Crown Media Holdings Inc. Class A(a)(b)	26,051	123,482
DG FastChannel Inc.(a)	76,959	1,327,543
Dolan Media Co.(a)	123,263	2,243,387
Entravision Communications Corp.(a)	163,691	658,038
Global Traffic Network Inc.(a)	65,667	587,063
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	140,322	1,038,383
Playboy Enterprises Inc. Class B(a)	68,264	337,224
Sinclair Broadcast Group Inc. Class A	102,298	777,465
Value Line Inc.	7,476	248,577
World Wrestling Entertainment Inc.	119,353	1,846,391

		11,703,719
METAL FABRICATE & HARDWARE—0.87%
Ampco-Pittsburgh Corp.	34,203	1,521,349
CIRCOR International Inc.	81,092	3,972,697
Dynamic Materials Corp.	70,863	2,334,936
Haynes International Inc.(a)	16,514	950,381
Kaydon Corp.	155,917	8,015,693
Mueller Industries Inc.	14,609	470,410
NN Inc.	72,297	1,007,820
Omega Flex Inc.	17,263	262,398
RBC Bearings Inc.(a)	122,622	4,085,765
Sun Hydraulics Corp.	65,532	2,114,718
Worthington Industries Inc.	65,256	1,337,748

		26,073,915
MINING—0.53%
Allied Nevada Gold Corp.(a)	224,388	1,321,645

AMCOL International Corp.	48,233	1,372,711
Apex Silver Mines Ltd.(a)(b)	65,712	322,646
Compass Minerals International Inc.	95,626	7,703,631
General Moly Inc.(a)	286,719	2,256,479
Stillwater Mining Co.(a)	60,728	718,412
United States Lime & Minerals Inc.(a)	5,542	219,297
Uranium Resources Inc.(a)	208,257	768,468
USEC Inc.(a)	188,704	1,147,320

		15,830,609
OFFICE FURNISHINGS—0.38%
Herman Miller Inc.	173,137	4,309,380
HNI Corp.	21,448	378,772
Interface Inc. Class A	300,006	3,759,075
Knoll Inc.	244,603	2,971,926

		11,419,153
OIL & GAS—7.78%
Abraxas Petroleum Corp.(a)	232,876	1,259,859
American Oil & Gas Inc.(a)	49,442	193,813
Apco Argentina Inc.	21,229	614,580
Approach Resources Inc.(a)	50,870	1,362,807
Arena Resources Inc.(a)	198,047	10,460,843
Atlas America Inc.	194,385	8,757,044
ATP Oil & Gas Corp.(a)	156,478	6,176,187
Berry Petroleum Co. Class A	152,468	8,977,316
Bill Barrett Corp.(a)	95,701	5,685,596
BMB Munai Inc.(a)	16,966	100,778
Bois d’Arc Energy Inc.(a)	109,129	2,652,926
BPZ Resources Inc.(a)	337,644	9,926,734
Cano Petroleum Inc.(a)	217,732	1,728,792
Carrizo Oil & Gas Inc.(a)	153,985	10,484,839
Cheniere Energy Inc.(a)	209,239	914,374
Clayton Williams Energy Inc.(a)	30,375	3,339,731
Comstock Resources Inc.(a)	256,741	21,676,643
Concho Resources Inc.(a)	280,445	10,460,599
Contango Oil & Gas Co.(a)	74,005	6,876,545
Crosstex Energy Inc.	226,568	7,852,847
CVR Energy Inc.(a)	129,324	2,489,487
Delta Petroleum Corp.(a)	350,075	8,933,914
Double Eagle Petroleum Co.(a)	45,270	825,272
Endeavour International Corp.(a)	642,557	1,394,349
Energy Partners Ltd.(a)	179,485	2,677,916
Energy XXI (Bermuda) Ltd.(a)	23,979	165,935
EXCO Resources Inc.(a)	394,821	14,572,843
FX Energy Inc.(a)	228,337	1,203,336
Gasco Energy Inc.(a)	526,729	2,185,925
GeoGlobal Resources Inc.(a)(b)	210,693	448,776
GeoMet Inc.(a)	13,201	125,145
GeoResources Inc.(a)	30,498	561,773
GMX Resources Inc.(a)	31,430	2,328,963
Goodrich Petroleum Corp.(a)	113,287	9,393,758
Gran Tierra Energy Inc.(a)	529,493	4,220,059
Grey Wolf Inc.(a)	234,232	2,115,115
Gulfport Energy Corp.(a)	46,840	771,455
Houston American Energy Corp.(a)	82,706	927,961
McMoRan Exploration Co.(a)(b)	284,296	7,823,826
Northern Oil and Gas Inc.(a)	110,500	1,467,440
Oilsands Quest Inc.(a)	100,650	654,225
Panhandle Oil and Gas Inc.	41,334	1,399,569
Parallel Petroleum Corp.(a)	232,965	4,689,585
Parker Drilling Co.(a)	111,522	1,116,335
Penn Virginia Corp.	234,386	17,677,392
Petroleum Development Corp.(a)	83,625	5,560,226

PetroQuest Energy Inc.(a)	119,560	3,216,164
Pioneer Drilling Co.(a)	34,247	644,186
PrimeEnergy Corp.(a)	5,124	284,331
Quest Resource Corp.(a)	103,064	1,175,960
RAM Energy Resources Inc.(a)	99,750	628,425
Rex Energy Corp.(a)	94,249	2,488,174
SulphCo Inc.(a)(b)	295,353	670,451
Tri-Valley Corp.(a)	124,349	923,913
VAALCO Energy Inc.(a)	102,952	872,003
Venoco Inc.(a)	113,845	2,642,342
Warren Resources Inc.(a)(b)	328,115	4,816,728

		233,596,110
OIL & GAS SERVICES—3.12%
Basic Energy Services Inc.(a)	232,399	7,320,569
Cal Dive International Inc.(a)	17,655	252,290
CARBO Ceramics Inc.	115,634	6,747,244
Dawson Geophysical Co.(a)	28,697	1,706,324
Dril-Quip Inc.(a)	174,272	10,979,136
Flotek Industries Inc.(a)	127,428	2,627,565
Geokinetics Inc.(a)	14,537	263,265
Gulf Island Fabrication Inc.	68,472	3,350,335
ION Geophysical Corp.(a)	476,447	8,314,000
Lufkin Industries Inc.	28,014	2,333,006
Matrix Service Co.(a)	146,305	3,373,793
Mitcham Industries Inc.(a)	54,342	928,161
NATCO Group Inc. Class A(a)	112,610	6,140,623
Natural Gas Services Group Inc.(a)	67,936	2,070,689
RPC Inc.	163,100	2,740,080
Superior Well Services Inc.(a)	61,605	1,953,495
T-3 Energy Services Inc.(a)	70,244	5,582,291
Union Drilling Inc.(a)	27,029	585,989
W-H Energy Services Inc.(a)	174,374	16,694,567
Willbros Group Inc.(a)	218,827	9,586,811

		93,550,233
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	30,051	521,986
BWAY Holding Co.(a)	31,576	271,869
Graphic Packaging Holding Co.(a)	813,596	1,643,464
Silgan Holdings Inc.	71,237	3,614,565

		6,051,884
PHARMACEUTICALS—5.95%
ACADIA Pharmaceuticals Inc.(a)	183,111	675,680
Accelrys Inc.(a)	148,623	717,849
Acura Pharmaceuticals Inc.(a)	45,270	359,897
Adolor Corp.(a)	260,001	1,424,805
Akorn Inc.(a)(b)	316,271	1,046,857
Alexza Pharmaceuticals Inc.(a)	132,271	521,148
Alkermes Inc.(a)	538,236	6,652,597
Allos Therapeutics Inc.(a)	297,724	2,057,273
Alnylam Pharmaceuticals Inc.(a)(b)	200,305	5,354,153
Alpharma Inc. Class A(a)	136,529	3,075,998
Amicus Therapeutics Inc.(a)	27,113	289,567
Ardea Biosciences Inc.(a)	59,884	767,713
Array BioPharma Inc.(a)(b)	268,902	1,263,839
Auxilium Pharmaceuticals Inc.(a)(b)	231,805	7,793,284
Bentley Pharmaceuticals Inc.(a)	108,531	1,752,776
Biodel Inc.(a)	59,576	774,488
BioForm Medical Inc.(a)	97,533	394,033
Cadence Pharmaceuticals Inc.(a)	112,132	682,884
Caraco Pharmaceutical Laboratories Ltd.(a)	56,593	747,028
China Sky One Medical Inc.(a)	41,197	458,523

Cubist Pharmaceuticals Inc.(a)(b)	317,561	5,671,639
CV Therapeutics Inc.(a)(b)	341,627	2,811,590
Cypress Bioscience Inc.(a)	172,452	1,239,930
Dendreon Corp.(a)(b)	524,016	2,331,871
Depomed Inc.(a)	266,426	855,227
Discovery Laboratories Inc.(a)	536,364	885,001
DURECT Corp.(a)	417,949	1,533,873
Dyax Corp.(a)	308,455	956,211
Emergent BioSolutions Inc.(a)	55,716	553,260
HealthExtras Inc.(a)	185,625	5,594,738
Idenix Pharmaceuticals Inc.(a)(b)	138,758	1,008,771
I-Flow Corp.(a)	122,213	1,240,462
Indevus Pharmaceuticals Inc.(a)	429,971	675,054
Inspire Pharmaceuticals Inc.(a)	234,157	1,002,192
Isis Pharmaceuticals Inc.(a)	508,292	6,928,020
Javelin Pharmaceuticals Inc.(a)	272,946	633,235
Jazz Pharmaceuticals Inc.(a)(b)	19,219	142,413
K-V Pharmaceutical Co. Class A(a)(b)	185,338	3,582,584
Ligand Pharmaceuticals Inc. Class B(a)	477,155	1,240,603
Mannatech Inc.(b)	13,710	74,582
MannKind Corp.(a)	149,489	448,467
MAP Pharmaceuticals Inc.(a)	43,342	447,723
Medarex Inc.(a)(b)	718,622	4,750,091
Medicines Co. (The)(a)	292,895	5,805,179
Medicis Pharmaceutical Corp. Class A	317,888	6,605,713
MiddleBrook Pharmaceuticals Inc.(a)	198,843	672,089
Nabi Biopharmaceuticals(a)	25,006	98,524
Neogen Corp.(a)	80,974	1,853,495
Neurocrine Biosciences Inc.(a)	213,140	893,057
Noven Pharmaceuticals Inc.(a)	139,980	1,496,386
NPS Pharmaceuticals Inc.(a)	261,856	1,165,259
Obagi Medical Products Inc.(a)	98,376	841,115
Onyx Pharmaceuticals Inc.(a)(b)	313,188	11,149,493
Opko Health Inc.(a)	266,207	404,635
OSI Pharmaceuticals Inc.(a)(b)	322,329	13,318,634
Osiris Therapeutics Inc.(a)(b)	82,823	1,064,276
Pain Therapeutics Inc.(a)(b)	194,021	1,532,766
PetMed Express Inc.(a)	133,604	1,636,649
Pharmasset Inc.(a)	88,125	1,663,800
POZEN Inc.(a)(b)	146,769	1,596,847
Progenics Pharmaceuticals Inc.(a)	149,742	2,376,406
Questcor Pharmaceuticals Inc.(a)	304,897	1,414,722
Rigel Pharmaceuticals Inc.(a)	205,410	4,654,591
Schiff Nutrition International Inc.	3,207	17,959
Sciele Pharma Inc.(b)	176,292	3,411,250
Star Scientific Inc.(a)	74,192	89,030
Sucampo Pharmaceuticals Inc.(a)	50,700	544,011
Synta Pharmaceuticals Corp.(a)(b)	92,823	566,220
Synutra International Inc.(a)(b)	57,515	1,858,885
Targacept Inc.(a)	100,561	731,078
Theravance Inc.(a)	291,207	3,456,627
United Therapeutics Corp.(a)	126,876	12,402,129
USANA Health Sciences Inc.(a)(b)	38,733	1,040,756
Valeant Pharmaceuticals International(a)	187,962	3,216,030
VIVUS Inc.(a)	340,620	2,275,342
XenoPort Inc.(a)	141,546	5,524,540
Zymogenetics Inc.(a)(b)	209,902	1,767,375

		178,562,797
REAL ESTATE—0.07%
Consolidated-Tomoka Land Co.	19,962	839,602
Forestar Real Estate Group Inc.(a)	14,816	282,245
Grubb & Ellis Co.	162,126	624,185
Thomas Properties Group Inc.	25,928	255,132

		2,001,164

REAL ESTATE INVESTMENT TRUSTS—1.32%
Acadia Realty Trust(b)	87,947	2,035,973
Alexander’s Inc.(a)	7,231	2,245,949
Associated Estates Realty Corp.	50,622	542,162
Cousins Properties Inc.(b)	151,838	3,507,458
DuPont Fabros Technology Inc.	39,588	737,920
EastGroup Properties Inc.	43,933	1,884,726
Equity Lifestyle Properties Inc.	73,391	3,229,204
Highwoods Properties Inc.	17,162	539,230
Home Properties Inc.	76,373	3,670,486
Inland Real Estate Corp.	104,475	1,506,530
Mid-America Apartment Communities Inc.	81,823	4,176,246
Omega Healthcare Investors Inc.(b)	45,683	760,622
PS Business Parks Inc.	23,984	1,237,574
Saul Centers Inc.	33,805	1,588,497
Sun Communities Inc.	58,600	1,068,278
Tanger Factory Outlet Centers Inc.	177,646	6,382,821
Universal Health Realty Income Trust	8,152	244,560
Washington Real Estate Investment Trust(b)	139,111	4,180,286

		39,538,522
RETAIL—4.34%
Aeropostale Inc.(a)(b)	376,903	11,808,371
AFC Enterprises Inc.(a)	75,043	599,594
Aristotle Corp. (The)(a)	6,677	49,810
Bebe Stores Inc.	47,693	458,330
BJ’s Restaurants Inc.(a)(b)	75,482	734,440
Borders Group Inc.	175,183	1,051,098
Buckle Inc. (The)	87,050	3,980,797
Buffalo Wild Wings Inc.(a)(b)	100,115	2,485,855
Cache Inc.(a)	36,722	392,925
California Pizza Kitchen Inc.(a)	86,309	965,798
Cash America International Inc.	72,061	2,233,891
Cato Corp. Class A	28,838	410,653
CBRL Group Inc.	84,283	2,065,776
CEC Entertainment Inc.(a)	107,676	3,016,005
Charlotte Russe Holding Inc.(a)	17,922	318,295
Cheesecake Factory Inc. (The)(a)	377,754	6,010,066
Chico’s FAS Inc.(a)	310,700	1,668,459
Christopher & Banks Corp.	136,045	925,106
Citi Trends Inc.(a)	80,223	1,817,853
CKE Restaurants Inc.	294,723	3,675,196
Coldwater Creek Inc.(a)	320,020	1,689,706
CSK Auto Corp.(a)	247,673	2,595,613
Denny’s Corp.(a)	535,346	1,520,383
DineEquity Inc.(b)	97,924	3,658,441
DSW Inc. Class A(a)(b)	42,218	497,328
Einstein Noah Restaurant Group Inc.(a)	12,828	142,006
EZCORP Inc.(a)	216,113	2,755,441
FGX International Holdings Ltd.(a)	76,191	612,576
Finish Line Inc. (The) Class A(a)	74,242	645,905
First Cash Financial Services Inc.(a)	104,528	1,566,875
Fuqi International Inc.(a)	54,090	473,828
Haverty Furniture Companies Inc.	26,732	268,389
hhgregg Inc.(a)	69,219	692,190
Hibbett Sports Inc.(a)(b)	160,016	3,376,338
J. Crew Group Inc.(a)(b)	238,680	7,878,827
Jack in the Box Inc.(a)	205,463	4,604,426
Jos. A. Bank Clothiers Inc.(a)(b)	21,280	569,240
Krispy Kreme Doughnuts Inc.(a)(b)	318,438	1,589,006
Longs Drug Stores Corp.	78,800	3,318,268
lululemon athletica inc.(a)(b)	101,318	2,944,301

Lumber Liquidators Inc.(a)	52,080	677,040
Men’s Wearhouse Inc. (The)	32,062	522,290
New York & Co. Inc.(a)	20,475	186,937
99 Cents Only Stores(a)	144,261	952,123
Nu Skin Enterprises Inc. Class A	184,139	2,747,354
P.F. Chang’s China Bistro Inc.(a)(b)	126,427	2,824,379
Pantry Inc. (The)(a)	21,676	231,066
Papa John’s International Inc.(a)	95,270	2,533,229
PC Mall Inc.(a)	50,426	683,777
Pier 1 Imports Inc.(a)	81,500	280,360
PriceSmart Inc.	81,154	1,605,226
Red Robin Gourmet Burgers Inc.(a)(b)	84,671	2,348,774
Retail Ventures Inc.(a)	8,174	37,600
Ruth’s Hospitality Group Inc.(a)	62,091	321,631
Sally Beauty Co. Inc.(a)(b)	494,594	3,195,077
Sonic Corp.(a)(b)	284,333	4,208,128
Systemax Inc.	24,888	439,273
Texas Roadhouse Inc. Class A(a)(b)	294,515	2,641,800
Titan Machinery Inc.(a)	41,415	1,297,118
Tractor Supply Co.(a)	140,483	4,079,626
Triarc Companies Inc. Class B	45,313	286,831
Tween Brands Inc.(a)	110,550	1,819,653
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	114,962	1,292,173
Under Armour Inc. Class A(a)(b)	185,511	4,756,502
Wet Seal Inc. Class A(a)	517,622	2,469,057
Zumiez Inc.(a)(b)	110,344	1,829,504

		130,333,933
SAVINGS & LOANS—0.08%
Danvers Bancorp Inc.(a)	43,353	476,883
Oritani Financial Corp.(a)	61,979	991,664
ViewPoint Financial Group	56,130	826,234

		2,294,781
SEMICONDUCTORS—3.77%
Actel Corp.(a)	7,431	125,212
Advanced Analogic Technologies Inc.(a)	253,185	1,045,654
Amkor Technology Inc.(a)	74,980	780,542
ANADIGICS Inc.(a)(b)	352,138	3,468,559
Applied Micro Circuits Corp.(a)	115,008	984,468
Asyst Technologies Inc.(a)	32,526	116,118
ATMI Inc.(a)	180,730	5,045,982
AuthenTec Inc.(a)	141,318	1,472,534
Cabot Microelectronics Corp.(a)	132,107	4,379,347
Cavium Networks Inc.(a)(b)	170,420	3,578,820
CEVA Inc.(a)	82,538	657,828
Cirrus Logic Inc.(a)	243,205	1,352,220
Cohu Inc.	9,206	135,144
Diodes Inc.(a)	162,908	4,502,777
EMCORE Corp.(a)	412,716	2,583,602
Entegris Inc.(a)	38,012	248,979
Entropic Communications Inc.(a)	44,928	213,408
Exar Corp.(a)	19,676	148,357
FormFactor Inc.(a)	166,740	3,073,018
Hittite Microwave Corp.(a)	109,990	3,917,844
IPG Photonics Corp.(a)	108,007	2,031,612
IXYS Corp.(a)	101,957	1,217,367
Kopin Corp.(a)	40,560	116,407
Kulicke and Soffa Industries Inc.(a)	300,840	2,193,124
Lattice Semiconductor Corp.(a)	323,891	1,013,779
LTX Corp.(a)	35,095	77,209
Micrel Inc.	279,283	2,555,439
Microsemi Corp.(a)	443,084	11,156,855
Microtune Inc.(a)	301,175	1,042,066

MIPS Technologies Inc. Class A(a)	30,710	115,163
MKS Instruments Inc.(a)	16,861	369,256
Monolithic Power Systems Inc.(a)	146,816	3,174,162
NetLogic Microsystems Inc.(a)(b)	96,196	3,193,707
OmniVision Technologies Inc.(a)	24,347	294,355
Pericom Semiconductor Corp.(a)	123,982	1,839,893
PLX Technology Inc.(a)	151,190	1,153,580
PMC-Sierra Inc.(a)	725,456	5,549,738
Power Integrations Inc.(a)	171,198	5,411,569
Rubicon Technology Inc.(a)(b)	74,596	1,515,791
Rudolph Technologies Inc.(a)	17,799	137,052
Semitool Inc.(a)	103,963	780,762
Semtech Corp.(a)	328,464	4,621,488
Silicon Image Inc.(a)	412,457	2,990,313
Skyworks Solutions Inc.(a)	619,671	6,116,153
Spansion Inc. Class A(a)	67,214	151,232
Standard Microsystems Corp.(a)	69,353	1,882,934
Supertex Inc.(a)	62,589	1,460,827
Techwell Inc.(a)	85,125	1,048,740
Tessera Technologies Inc.(a)	272,267	4,457,011
Transmeta Corp.(a)	61,348	847,216
Ultratech Inc.(a)	131,350	2,038,552
Veeco Instruments Inc.(a)	151,286	2,432,679
Volterra Semiconductor Corp.(a)(b)	142,534	2,460,137

		113,276,581
SOFTWARE—5.95%
ACI Worldwide Inc.(a)	193,383	3,401,607
Actuate Corp.(a)	341,553	1,335,472
Advent Software Inc.(a)(b)	93,856	3,386,324
Allscripts Healthcare Solutions Inc.(a)(b)	321,194	3,986,018
American Reprographics Co.(a)	204,894	3,411,485
American Software Inc. Class A	82,476	465,165
ArcSight Inc.(a)	38,186	336,037
Blackbaud Inc.	232,931	4,984,723
Blackboard Inc.(a)	174,231	6,660,851
Callidus Software Inc.(a)	167,105	835,525
CommVault Systems Inc.(a)	240,668	4,004,716
Computer Programs and Systems Inc.	42,470	736,005
Concur Technologies Inc.(a)(b)	242,779	8,067,546
CSG Systems International Inc.(a)	107,420	1,183,768
Deltek Inc.(a)	64,510	488,986
DemandTec Inc.(a)	108,886	817,734
Digi International Inc.(a)	25,448	199,767
DivX Inc.(a)	152,621	1,120,238
Double-Take Software Inc.(a)	97,699	1,342,384
Ebix Inc.(a)	11,230	872,796
Eclipsys Corp.(a)	306,162	5,621,134
EPIQ Systems Inc.(a)	131,325	1,864,815
FalconStor Software Inc.(a)(b)	214,930	1,521,704
Guidance Software Inc.(a)	51,688	493,620
Informatica Corp.(a)(b)	498,617	7,499,200
InnerWorkings Inc.(a)(b)	177,684	2,125,101
Interactive Intelligence Inc.(a)	77,041	896,757
JDA Software Group Inc.(a)	10,129	183,335
Lawson Software Inc.(a)	710,216	5,163,270
ManTech International Corp. Class A(a)	115,596	5,562,480
MedAssets Inc.(a)	85,400	1,456,070
MicroStrategy Inc. Class A(a)	50,875	3,294,156
Midway Games Inc.(a)(b)	63,750	140,250
Monotype Imaging Holdings Inc.(a)	58,996	718,571
NetSuite Inc.(a)(b)	39,426	807,050
Omnicell Inc.(a)	185,035	2,438,761
Omniture Inc.(a)(b)	351,397	6,525,442

OpenTV Corp.(a)(b)	47,202	61,835
OPNET Technologies Inc.(a)	66,007	594,063
Parametric Technology Corp.(a)	615,756	10,264,653
Pegasystems Inc.	79,990	1,076,665
Phase Forward Inc.(a)	240,861	4,328,272
Phoenix Technologies Ltd.(a)	155,032	1,705,352
Progress Software Corp.(a)	212,827	5,441,986
PROS Holdings Inc.(a)	71,359	801,362
QAD Inc.	69,007	467,177
Quality Systems Inc.	98,477	2,883,407
Renaissance Learning Inc.(b)	53,258	597,022
Smith Micro Software Inc.(a)(b)	140,551	801,141
Solera Holdings Inc.(a)	290,665	8,039,794
SPSS Inc.(a)	100,449	3,653,330
Sybase Inc.(a)	376,152	11,066,392
Synchronoss Technologies Inc.(a)(b)	121,730	1,099,222
Take-Two Interactive Software Inc.(a)	433,138	11,075,339
Taleo Corp. Class A(a)	126,711	2,482,268
THQ Inc.(a)(b)	258,625	5,239,743
Trident Microsystems Inc.(a)	133,998	489,093
Ultimate Software Group Inc.(a)	138,540	4,936,180
Unica Corp.(a)	77,460	622,778
VeriFone Holdings Inc.(a)	201,316	2,405,726
Wind River Systems Inc.(a)	405,379	4,414,577

		178,496,240
STORAGE & WAREHOUSING—0.11%
Mobile Mini Inc.(a)(b)	162,697	3,253,940

		3,253,940
TELECOMMUNICATIONS—4.17%
Acme Packet Inc.(a)	153,898	1,194,248
ADTRAN Inc.	177,734	4,237,179
Airvana Inc.(a)	120,489	645,821
Alaska Communications Systems Group Inc.	125,349	1,496,667
Anixter International Inc.(a)(b)	14,078	837,500
Applied Signal Technology Inc.	19,062	260,387
Aruba Networks Inc.(a)	294,520	1,540,340
Atheros Communications Inc.(a)	334,280	10,028,400
Avanex Corp.(a)	1,141,146	1,289,495
BigBand Networks Inc.(a)	182,318	862,364
Cbeyond Inc.(a)(b)	134,629	2,156,757
Centennial Communications Corp.(a)	324,082	2,265,333
Comtech Telecommunications Corp.(a)	136,397	6,683,453
Consolidated Communications Holdings Inc.	47,292	704,178
CPI International Inc.(a)	4,743	58,339
Finisar Corp.(a)(b)	1,736,099	2,065,958
Foundry Networks Inc.(a)(b)	228,097	2,696,107
GeoEye Inc.(a)	9,581	169,680
Global Crossing Ltd.(a)	46,862	840,704
Globecomm Systems Inc.(a)	74,605	616,237
Harmonic Inc.(a)	237,075	2,254,583
Hughes Communications Inc.(a)	40,343	1,980,438
Hungarian Telephone and Cable Corp.(a)	26,688	486,789
Hypercom Corp.(a)	216,815	953,986
ICO Global Communications (Holdings) Ltd.(a)	185,502	604,737
Infinera Corp.(a)	522,438	4,607,903
InterDigital Inc.(a)	255,451	6,212,568
Iowa Telecommunications Services Inc.	21,470	378,087
iPCS Inc.(a)	30,738	910,767
Ixia(a)	141,445	983,043
MasTec Inc.(a)	216,373	2,306,536
NETGEAR Inc.(a)	32,543	451,046
Neutral Tandem Inc.(a)	93,802	1,641,535

NextWave Wireless Inc.(a)	274,458	1,108,810
Novatel Wireless Inc.(a)(b)	77,694	864,734
NTELOS Holdings Corp.	168,260	4,268,756
Oplink Communications Inc.(a)	43,368	416,333
Opnext Inc.(a)	58,611	315,327
Optium Corp.(a)	61,560	448,157
ORBCOMM Inc.(a)(b)	143,635	818,720
PAETEC Holding Corp.(a)	522,211	3,316,040
ParkerVision Inc.(a)	129,925	1,290,155
Polycom Inc.(a)	457,799	11,151,984
Preformed Line Products Co.	1,999	80,580
Premiere Global Services Inc.(a)	298,424	4,351,022
RCN Corp.(a)	113,562	1,224,198
Rural Cellular Corp. Class A(a)(b)	24,140	1,074,471
SAVVIS Inc.(a)(b)	211,359	2,728,645
Shenandoah Telecommunications Co.	119,303	1,553,325
ShoreTel Inc.(a)	204,178	902,467
Sonus Networks Inc.(a)(b)	1,147,874	3,925,729
Starent Networks Corp.(a)(b)	167,147	2,102,709
Switch & Data Facilities Co. Inc.(a)	115,324	1,959,355
Sycamore Networks Inc.(a)	114,551	368,854
Syniverse Holdings Inc.(a)	138,146	2,237,965
Tekelec(a)	40,872	601,227
TerreStar Corp.(a)	96,745	385,045
tw telecom Inc.(a)(b)	727,817	11,666,907
UTStarcom Inc.(a)(b)	31,246	170,916
Viasat Inc.(a)	29,230	590,738
Virgin Mobile USA Inc. Class A(a)	168,384	463,056
Vonage Holdings Corp.(a)(b)	239,313	397,260

		125,204,650
TOYS, GAMES & HOBBIES—0.35%
LeapFrog Enterprises Inc.(a)	185,595	1,544,150
Marvel Entertainment Inc.(a)(b)	275,661	8,859,745

		10,403,895
TRANSPORTATION—2.73%
American Commercial Lines Inc.(a)(b)	200,764	2,194,351
Arlington Tankers Ltd.	71,572	1,661,902
CAI International Inc.(a)	28,972	504,113
Double Hull Tankers Inc.	102,063	1,023,692
Dynamex Inc.(a)	24,632	660,384
Eagle Bulk Shipping Inc.	263,405	7,788,886
Forward Air Corp.	162,357	5,617,552
Genco Shipping & Trading Ltd.	125,157	8,160,236
General Maritime Corp.	150,194	3,902,040
Genesee & Wyoming Inc. Class A(a)(b)	124,493	4,235,252
Golar LNG Ltd.	166,682	2,581,904
GulfMark Offshore Inc.(a)	88,298	5,137,178
Heartland Express Inc.	195,483	2,914,652
Horizon Lines Inc. Class A	168,401	1,675,590
Hub Group Inc. Class A(a)	134,838	4,602,021
Knight Transportation Inc.(b)	322,382	5,899,591
Knightsbridge Tankers Ltd.	96,207	3,098,827
Nordic American Tanker Shipping Ltd.	51,964	2,017,242
Old Dominion Freight Line Inc.(a)	109,436	3,285,269
Pacer International Inc.	75,468	1,623,317
Patriot Transportation Holding Inc.(a)	497	39,760
PHI Inc.(a)	51,739	2,078,356
Ship Finance International Ltd.	237,666	7,018,277
TBS International Ltd.(a)	58,901	2,353,095
Teekay Tankers Ltd. Class A	76,067	1,765,515
Universal Truckload Services Inc.(a)	7,162	157,707

		81,996,709

TRUCKING & LEASING—0.03%
TAL International Group Inc.	22,403	509,444
Textainer Group Holdings Ltd.	23,090	450,948

		960,392
WATER—0.06%
Consolidated Water Co. Ltd.(b)	82,010	1,623,798
SJW Corp.	3,823	100,927

		1,724,725

TOTAL COMMON STOCKS
(Cost: $3,538,202,788)		3,001,738,083

Security	Shares	Value

WARRANTS—0.00%

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.83%

MONEY MARKET FUNDS—13.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%, 07/01/08(d)(e)	5,899,466	5,899,466
BGI Cash Premier Fund LLC
2.63%, 07/01/08(d)(e)(f)	409,082,854	409,082,854

		414,982,320

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,982,320)		414,982,320

TOTAL INVESTMENTS IN SECURITIES—113.87%
(Cost: $3,953,185,108)		3,416,720,403
Other Assets, Less Liabilities—(13.87)%		(416,064,203)

NET ASSETS—100.00%		$3,000,656,200

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.12%
Greenfield Online Inc.(a)	12,154	$181,338
Harte-Hanks Inc.	190,618	2,182,576
R.H. Donnelley Corp.(a)	407,023	1,221,069

		3,584,983
AEROSPACE & DEFENSE—0.72%
AAR Corp.(a)(b)	178,284	2,412,183
Argon ST Inc.(a)	9,750	241,800
Curtiss-Wright Corp.	40,312	1,803,559
Ducommun Inc.(a)	62,488	1,434,724
Esterline Technologies Corp.(a)	30,398	1,497,405
Herley Industries Inc.(a)	52,820	701,450
Kaman Corp.	141,439	3,219,152
LMI Aerospace Inc.(a)	19,459	341,895
Moog Inc. Class A(a)	228,178	8,497,349
Triumph Group Inc.	43,240	2,036,604

		22,186,121
AGRICULTURE—0.46%
Alico Inc.	5,155	178,672
Alliance One International Inc.(a)	161,571	825,628
Andersons Inc. (The)	107,555	4,378,564
Griffin Land & Nurseries Inc.	19,750	606,325
Maui Land & Pineapple Co. Inc.(a)	27,685	815,323
Universal Corp.	161,331	7,295,388

		14,099,900
AIRLINES—0.58%
AirTran Holdings Inc.(a)	340,396	694,408
Alaska Air Group Inc.(a)	214,587	3,291,765
Allegiant Travel Co.(a)	12,760	237,208
Hawaiian Holdings Inc.(a)	30,800	214,060
JetBlue Airways Corp.(a)(b)	1,024,080	3,819,818
Republic Airways Holdings Inc.(a)	208,436	1,805,056
SkyWest Inc.	350,044	4,428,057
UAL Corp.	393,631	2,054,754
US Airways Group Inc.(a)	550,767	1,376,917

		17,922,043
APPAREL—1.16%
Carter’s Inc.(a)	339,069	4,685,934
Cherokee Inc.	20,540	413,881
Columbia Sportswear Co.(b)	73,214	2,690,614
Crocs Inc.(a)	36,441	291,892
G-III Apparel Group Ltd.(a)	28,682	353,936
Gymboree Corp.(a)	47,519	1,904,086
Iconix Brand Group Inc.(a)	98,920	1,194,954
K-Swiss Inc. Class A	153,319	2,253,789

Maidenform Brands Inc.(a)	67,767	914,854
Oxford Industries Inc.	84,167	1,611,798
Perry Ellis International Inc.(a)	31,786	674,499
Quiksilver Inc.(a)(b)	751,705	7,381,743
SKECHERS U.S.A. Inc. Class A(a)	181,386	3,584,187
Steven Madden Ltd.(a)	104,439	1,919,589
Timberland Co. Class A(a)	283,689	4,638,315
Unifi Inc.(a)	267,073	673,024
Weyco Group Inc.	18,605	493,591

		35,680,686
AUTO MANUFACTURERS—0.06%
Force Protection Inc.(a)	173,800	575,278
Wabash National Corp.	182,583	1,380,327

		1,955,605
AUTO PARTS & EQUIPMENT—1.22%
Accuride Corp.(a)	209,644	890,987
American Axle & Manufacturing Holdings Inc.(b)	274,291	2,191,585
ArvinMeritor Inc.	437,130	5,455,382
ATC Technology Corp.(a)	125,640	2,924,899
Commercial Vehicle Group Inc.(a)	127,859	1,195,482
Cooper Tire & Rubber Co.	350,374	2,746,932
Dana Holding Corp.(a)	585,652	3,133,238
Dorman Products Inc.(a)	66,590	536,715
Fuel Systems Solutions Inc.(a)	4,131	159,043
Hayes Lemmerz International Inc.(a)	532,868	1,513,345
Lear Corp.(a)	383,230	5,434,201
Modine Manufacturing Co.	191,696	2,371,280
Spartan Motors Inc.	176,991	1,322,123
Superior Industries International Inc.	136,787	2,308,965
Tenneco Inc.(a)	276,773	3,744,739
Visteon Corp.(a)	569,739	1,498,414

		37,427,330
BANKS—9.69%
AMCORE Financial Inc.	118,916	673,065
Ameris Bancorp	81,011	704,796
Ames National Corp.	38,099	637,396
Arrow Financial Corp.	54,035	979,655
BancFirst Corp.(b)	44,016	1,883,885
Banco Latinoamericano de Exportaciones SA Class E	161,844	2,620,254
BancTrust Financial Group Inc.	103,748	683,699
Bank Mutual Corp.	285,416	2,865,577
Bank of the Ozarks Inc.	74,067	1,100,636
Banner Corp.	83,092	736,195
Boston Private Financial Holdings Inc.	230,370	1,306,198
Bryn Mawr Bank Corp.	41,415	724,762
Camden National Corp.	46,101	1,073,231
Capital City Bank Group Inc.(b)	70,311	1,529,967
Capitol Bancorp Ltd.	85,855	770,119
Cardinal Financial Corp.	55,352	346,504
Cascade Bancorp(b)	131,736	1,014,367
Cathay General Bancorp(b)	293,766	3,193,236
Centerstate Banks of Florida Inc.	55,840	615,915
Central Pacific Financial Corp.	171,292	1,825,973
Chemical Financial Corp.	141,691	2,890,496
Citizens & Northern Corp.	53,848	891,723
Citizens Republic Bancorp Inc.(b)	453,165	1,277,925
City Bank(b)	80,965	696,299
City Holding Co.	96,203	3,922,196
CoBiz Financial Inc.	113,467	746,613

Colonial BancGroup Inc. (The)	1,207,792	5,338,441
Columbia Banking System Inc.	107,400	2,076,042
Community Bank System Inc.	178,766	3,686,155
Community Trust Bancorp Inc.	89,240	2,343,442
Corus Bankshares Inc.(b)	228,748	951,592
CVB Financial Corp.	394,427	3,723,391
East West Bancorp Inc.	377,409	2,664,508
Encore Bancshares Inc.(a)	38,998	610,319
Enterprise Financial Services Corp.(b)	32,807	618,412
F.N.B. Corp. (Pennsylvania)	514,721	6,063,413
Farmers Capital Bank Corp.	37,391	658,829
Financial Institutions Inc.	64,895	1,042,214
First Bancorp (North Carolina)	86,067	1,087,887
First BanCorp (Puerto Rico)	420,899	2,668,500
First Bancorp Inc. (Maine)	51,252	699,590
First Busey Corp. Class A(b)	150,271	1,986,583
First Commonwealth Financial Corp.(b)	439,302	4,098,688
First Community Bancshares Inc.	53,681	1,513,804
First Financial Bancorp	221,777	2,040,348
First Financial Bankshares Inc.(b)	102,313	4,686,959
First Financial Corp.	67,391	2,062,839
First Merchants Corp.	108,479	1,968,894
First Midwest Bancorp Inc.	287,405	5,360,103
1st Source Corp.	89,178	1,435,766
First South Bancorp Inc.	48,617	626,187
FirstMerit Corp.	482,251	7,865,514
Frontier Financial Corp.(b)	278,152	2,369,855
Glacier Bancorp Inc.	320,114	5,118,623
Green Bancshares Inc.	76,932	1,078,587
Guaranty Bancorp(a)	311,556	1,121,602
Hancock Holding Co.	142,793	5,610,337
Hanmi Financial Corp.	220,282	1,147,669
Harleysville National Corp.	185,526	2,070,470
Heartland Financial USA Inc.	77,474	1,409,252
Heritage Commerce Corp.	62,643	620,166
Home Bancshares Inc.	72,987	1,640,748
IBERIABANK Corp.	76,500	3,401,955
Independent Bank Corp. (Massachusetts)	96,829	2,308,403
Integra Bank Corp.(b)	123,361	965,917
International Bancshares Corp.	305,223	6,522,616
Lakeland Bancorp Inc.(b)	120,177	1,463,756
Lakeland Financial Corp.	72,737	1,387,822
MainSource Financial Group Inc.	111,575	1,729,413
MB Financial Inc.	206,085	4,630,730
Midwest Banc Holdings Inc.	132,926	647,350
Nara Bancorp Inc.	136,197	1,461,394
National Penn Bancshares Inc.	474,625	6,303,020
NBT Bancorp Inc.	191,445	3,945,681
Northfield Bancorp Inc.(a)(b)	116,368	1,250,956
Old National Bancorp	395,667	5,642,211
Old Second Bancorp Inc.	82,299	956,314
Oriental Financial Group Inc.	144,724	2,063,764
Pacific Capital Bancorp	273,785	3,772,757
Pacific Continental Corp.	63,088	693,337
PacWest Bancorp	145,085	2,158,865
Park National Corp.(b)	65,364	3,523,120
Peapack-Gladstone Financial Corp.	49,721	1,092,370
Pennsylvania Commerce Bancorp Inc.(a)	30,654	737,229
Peoples Bancorp Inc.	62,202	1,180,594
Pinnacle Financial Partners Inc.(a)	103,352	2,076,342
PremierWest Bancorp	114,538	668,902
Prosperity Bancshares Inc.(b)	234,122	6,258,081
Provident Bankshares Corp.	197,260	1,258,519

Renasant Corp.	125,858	1,853,888
Republic Bancorp Inc. Class A	54,685	1,345,251
S&T Bancorp Inc.	142,877	4,152,006
Sandy Spring Bancorp Inc.	97,131	1,610,432
Santander BanCorp	26,643	282,682
SCBT Financial Corp.(b)	60,482	1,727,366
Seacoast Banking Corp. of Florida(b)	89,167	691,936
Shore Bancshares Inc.	49,667	929,766
Sierra Bancorp	43,944	725,076
Signature Bank(a)	19,958	514,118
Simmons First National Corp. Class A	82,993	2,321,314
Smithtown Bancorp Inc.	46,969	763,246
South Financial Group Inc. (The)(b)	430,526	1,687,662
Southside Bancshares Inc.(b)	71,786	1,323,734
Southwest Bancorp Inc.	86,752	997,648
State Bancorp Inc.	84,695	1,058,687
Stellar One Corp.	134,592	1,965,043
Sterling Bancorp	109,941	1,313,795
Sterling Bancshares Inc.	439,258	3,992,855
Sterling Financial Corp. (Washington)	308,691	1,277,981
Suffolk Bancorp	34,774	1,021,660
Sun Bancorp Inc. (New Jersey)(a)	86,329	876,239
Susquehanna Bancshares Inc.	513,407	7,028,542
SVB Financial Group(a)(b)	141,419	6,803,668
SY Bancorp Inc.(b)	70,017	1,495,563
Texas Capital Bancshares Inc.(a)	142,216	2,275,456
Tompkins Financial Corp.	34,235	1,273,542
TowneBank	123,760	1,863,826
TriCo Bancshares	82,851	907,218
TrustCo Bank Corp. NY	293,036	2,174,327
Trustmark Corp.(b)	296,649	5,235,855
UCBH Holdings Inc.	660,235	1,485,529
UMB Financial Corp.	184,542	9,461,468
Umpqua Holdings Corp.(b)	360,610	4,374,199
Union Bankshares Corp.(b)	79,898	1,189,681
United Bancshares Inc.	226,524	5,198,726
United Community Banks Inc.(b)	237,789	2,028,340
United Security Bancshares	49,556	720,544
Univest Corp. of Pennsylvania	76,509	1,519,469
W Holding Co. Inc.(b)	683,362	546,690
Washington Trust Bancorp Inc.	67,837	1,336,389
WesBanco Inc.	157,075	2,693,836
West Bancorporation	102,970	895,839
West Coast Bancorp(b)	94,496	819,280
Westamerica Bancorporation(b)	94,385	4,963,707
Western Alliance Bancorporation(a)(b)	100,255	777,979
Wilshire Bancorp Inc.	113,909	976,200
Wintrust Financial Corp.	140,285	3,345,797
Yadkin Valley Financial Corp.	68,955	824,012

		298,525,896
BEVERAGES—0.04%
Farmer Brothers Co.	40,159	849,363
National Beverage Corp.	59,166	430,137

		1,279,500
BIOTECHNOLOGY—0.46%
Affymetrix Inc.(a)	192,219	1,977,934
Arena Pharmaceuticals Inc.(a)(b)	321,143	1,666,732
Cambrex Corp.(a)	73,645	432,296
Celera Group(a)	295,294	3,354,540
Cytokinetics Inc.(a)	19,028	70,594
Enzo Biochem Inc.(a)	45,815	514,044

Geron Corp.(a)	170,088	586,804
Human Genome Sciences Inc.(a)	708,410	3,690,816
Lexicon Pharmaceuticals Inc.(a)	335,441	536,706
Maxygen Inc.(a)	92,019	311,944
Nektar Therapeutics(a)	323,675	1,084,311

		14,226,721
BUILDING MATERIALS—0.85%
Apogee Enterprises Inc.	86,104	1,391,441
Builders FirstSource Inc.(a)(b)	94,045	499,379
Comfort Systems USA Inc.	237,343	3,189,890
Drew Industries Inc.(a)	106,426	1,697,495
Interline Brands Inc.(a)	191,610	3,052,347
LSI Industries Inc.	111,993	909,383
NCI Building Systems Inc.(a)	117,172	4,303,728
Quanex Building Products Corp.	78,672	1,169,066
Simpson Manufacturing Co. Inc.(b)	220,848	5,242,932
Trex Co. Inc.(a)(b)	65,855	772,479
U.S. Concrete Inc.(a)	235,169	1,119,404
Universal Forest Products Inc.	99,275	2,974,279

		26,321,823
CHEMICALS—2.45%
A. Schulman Inc.	160,495	3,696,200
Aceto Corp.	135,941	1,038,589
American Vanguard Corp.	6,699	82,398
Arch Chemicals Inc.	97,383	3,228,246
Ferro Corp.	33,115	621,237
H.B. Fuller Co.	314,215	7,050,985
Hercules Inc.	300,758	5,091,833
ICO Inc.(a)	101,452	610,741
Innophos Holdings Inc.	30,024	959,267
Innospec Inc.	54,000	1,016,280
Minerals Technologies Inc.	61,297	3,897,876
NL Industries Inc.(b)	16,379	156,092
Olin Corp.	445,253	11,656,724
OM Group Inc.(a)	182,405	5,981,060
Penford Corp.	66,457	988,880
PolyOne Corp.(a)	553,958	3,861,087
Quaker Chemical Corp.	9,779	260,708
Rockwood Holdings Inc.(a)	248,383	8,643,728
Sensient Technologies Corp.(b)	286,963	8,080,878
Solutia Inc.(a)	83,051	1,064,714
Spartech Corp.	181,562	1,712,130
Stepan Co.	22,404	1,022,070
Symyx Technologies Inc.(a)	94,784	661,592
W.R. Grace & Co.(a)	98,559	2,315,151
Westlake Chemical Corp.	113,393	1,685,020

		75,383,486
COAL—0.01%
National Coal Corp.(a)	14,133	125,360
Westmoreland Coal Co.(a)	5,467	115,408

		240,768
COMMERCIAL SERVICES—4.17%
Aaron Rents Inc.	271,049	6,052,524
ABM Industries Inc.	261,374	5,815,571
Advance America Cash Advance Centers Inc.	180,826	918,596
Albany Molecular Research Inc.(a)	86,672	1,150,137
AMN Healthcare Services Inc.(a)	14,217	240,552
BearingPoint Inc.(a)(b)	1,298,384	1,064,675
Bowne & Co. Inc.	146,560	1,868,640

CDI Corp.	72,366	1,840,991
Chemed Corp.	36,779	1,346,479
Compass Diversified Holdings	141,014	1,611,790
Consolidated Graphics Inc.(a)	25,711	1,266,781
Cornell Companies Inc.(a)	65,731	1,584,774
CRA International Inc.(a)	24,427	883,036
Cross Country Healthcare Inc.(a)	149,205	2,150,044
Deluxe Corp.	145,650	2,595,483
Dollar Thrifty Automotive Group Inc.(a)	128,114	1,210,677
DynCorp International Inc.(a)	136,564	2,068,945
Electro Rent Corp.	128,591	1,612,531
Emergency Medical Services Corp. Class A(a)	30,718	695,148
Euronet Worldwide Inc.(a)	282,315	4,771,123
Exponent Inc.(a)	26,605	835,663
First Advantage Corp. Class A(a)	61,767	979,007
Gevity HR Inc.	137,940	742,117
Global Cash Access Inc.(a)	89,001	610,547
Great Lakes Dredge & Dock Corp.	235,563	1,439,290
H&E Equipment Services Inc.(a)	96,723	1,162,610
HealthSpring Inc.(a)	296,023	4,996,868
Heidrick & Struggles International Inc.	102,246	2,826,079
Hudson Highland Group Inc.(a)	24,293	254,348
ICF International Inc.(a)	37,105	616,685
ICT Group Inc.(a)	30,628	251,150
Integrated Electrical Services Inc.(a)	35,896	617,411
Interactive Data Corp.	113,653	2,856,100
Jackson Hewitt Tax Service Inc.	168,194	2,055,331
Kelly Services Inc. Class A	155,254	3,001,060
Kenexa Corp.(a)	30,281	570,494
Kforce Inc.(a)	159,391	1,353,230
Korn/Ferry International(a)	255,947	4,026,046
Landauer Inc.	25,516	1,435,020
LECG Corp.(a)	98,429	860,269
Lincoln Educational Services Corp.(a)	13,066	151,958
Live Nation Inc.(a)(b)	449,756	4,758,418
MAXIMUS Inc.	95,770	3,334,711
McGrath RentCorp	45,350	1,115,156
Michael Baker Corp.(a)	37,766	826,320
Monro Muffler Brake Inc.	88,541	1,371,500
MPS Group Inc.(a)(b)	563,481	5,989,803
Multi-Color Corp.	6,909	145,020
National Research Corp.	2,337	61,860
Odyssey Marine Exploration Inc.(a)	58,286	230,813
On Assignment Inc.(a)	209,545	1,680,551
PeopleSupport Inc.(a)	79,595	676,557
PharmaNet Development Group Inc.(a)(b)	100,517	1,585,153
PHH Corp.(a)	320,791	4,924,142
Providence Service Corp. (The)(a)	10,668	225,201
Rent-A-Center Inc.(a)(b)	398,410	8,195,294
Spherion Corp.(a)	165,019	762,388
Standard Parking Corp.(a)	14,048	255,674
Steiner Leisure Ltd.(a)	41,072	1,164,391
Stewart Enterprises Inc. Class A(b)	494,792	3,562,502
TNS Inc.(a)	14,613	350,127
TrueBlue Inc.(a)	238,190	3,146,490
Universal Technical Institute Inc.(a)	79,607	991,903
Valassis Communications Inc.(a)(b)	145,845	1,825,979
Viad Corp.	123,078	3,174,182
Volt Information Sciences Inc.(a)	76,005	905,220
Watson Wyatt Worldwide Inc.	85,447	4,519,292
Wright Express Corp.(a)	13,912	345,018

		128,513,445

COMPUTERS—1.90%
Agilysys Inc.	134,315	1,523,132
CACI International Inc. Class A(a)	142,813	6,536,551
CIBER Inc.(a)	323,110	2,006,513
COMSYS IT Partners Inc.(a)	86,096	785,196
Cray Inc.(a)	140,562	652,208
Digimarc Corp.(a)	8,198	116,084
Electronics For Imaging Inc.(a)(b)	318,739	4,653,589
Furmanite Corp.(a)	55,588	443,592
Hutchinson Technology Inc.(a)(b)	140,272	1,885,256
Imation Corp.	179,163	4,106,416
Immersion Corp.(a)	86,921	591,932
Jack Henry & Associates Inc.	33,183	718,080
Limelight Networks Inc.(a)(b)	80,759	308,499
Mentor Graphics Corp.(a)	502,196	7,934,697
Mercury Computer Systems Inc.(a)	135,487	1,020,217
MTS Systems Corp.	67,969	2,438,728
Ness Technologies Inc.(a)	212,411	2,149,599
NetScout Systems Inc.(a)	27,012	288,488
Palm Inc.(b)	94,932	511,683
Perot Systems Corp. Class A(a)(b)	516,607	7,754,271
Quantum Corp.(a)	541,016	730,372
Rackable Systems Inc.(a)(b)	155,910	2,089,194
RadiSys Corp.(a)	132,718	1,202,425
Rimage Corp.(a)	54,877	679,926
SI International Inc.(a)	78,961	1,653,443
Sigma Designs Inc.(a)	27,862	387,003
Silicon Storage Technology Inc.(a)	494,675	1,370,250
SMART Modular Technologies (WWH) Inc.(a)	262,140	1,003,996
SRA International Inc. Class A(a)	117,414	2,637,118
Super Micro Computer Inc.(a)	19,750	145,755
3D Systems Corp.(a)	9,808	93,176
Virtusa Corp.(a)	15,527	157,289

		58,574,678
COSMETICS & PERSONAL CARE—0.12%
Chattem Inc.(a)	6,090	396,154
Elizabeth Arden Inc.(a)	145,304	2,205,715
Inter Parfums Inc.	78,421	1,176,315

		3,778,184
DISTRIBUTION & WHOLESALE—0.52%
Beacon Roofing Supply Inc.(a)	140,346	1,489,071
BMP Sunstone Corp.(a)	18,876	107,593
Brightpoint Inc.(a)	297,181	2,169,421
Core-Mark Holding Co. Inc.(a)	55,955	1,466,021
Owens & Minor Inc.	21,898	1,000,520
Pool Corp.	54,545	968,719
ScanSource Inc.(a)	38,338	1,025,925
United Stationers Inc.(a)(b)	138,873	5,131,357
Watsco Inc.	64,825	2,709,685

		16,068,312
DIVERSIFIED FINANCIAL SERVICES—1.78%
Advanta Corp. Class B	226,553	1,425,018
Ampal-American Israel Corp. Class A(a)(b)	118,947	536,451
Asset Acceptance Capital Corp.(b)	18,872	230,616
BGC Partners Inc. Class A(a)	19,242	145,277
Broadpoint Securities Group Inc.(a)	118,099	236,198
Calamos Asset Management Inc. Class A	119,888	2,041,693
Cohen & Steers Inc.	38,150	990,755
CompuCredit Corp.(a)(b)	97,627	585,762
Credit Acceptance Corp.(a)	12,661	323,615

Doral Financial Corp.(a)	29,777	403,181
Encore Capital Group Inc.(a)	81,393	718,700
Epoch Holding Corp.	9,007	82,054
Evercore Partners Inc. Class A	58,295	553,802
FBR Capital Markets Corp.(a)	167,874	844,406
Federal Agricultural Mortgage Corp.	56,098	1,390,108
Financial Federal Corp.(b)	152,474	3,348,329
First Marblehead Corp. (The)	195,879	503,409
Friedman, Billings, Ramsey Group Inc. Class A	880,877	1,321,315
GAMCO Investors Inc. Class A	30,874	1,531,968
IndyMac Bancorp Inc.	596,937	334,285
KBW Inc.(a)(b)	147,022	3,025,713
Knight Capital Group Inc. Class A(a)(b)	490,927	8,826,867
LaBranche & Co. Inc.(a)	304,652	2,156,936
MarketAxess Holdings Inc.(a)	185,323	1,401,042
National Financial Partners Corp.	234,517	4,648,127
Nelnet Inc. Class A	103,480	1,162,080
NewStar Financial Inc.(a)	100,388	593,293
Ocwen Financial Corp.(a)(b)	214,268	996,346
Penson Worldwide Inc.(a)	99,465	1,188,607
Piper Jaffray Companies(a)(b)	112,148	3,289,301
Portfolio Recovery Associates Inc.(a)	31,198	1,169,925
Sanders Morris Harris Group Inc.	115,130	780,581
Stifel Financial Corp.(a)	133,161	4,579,407
SWS Group Inc.(b)	144,018	2,392,139
Thomas Weisel Partners Group Inc.(a)	114,815	628,038
U.S. Global Investors Inc. Class A	10,930	183,078
Westwood Holdings Group Inc.	4,508	179,418

		54,747,840
ELECTRIC—3.78%
ALLETE Inc.	156,713	6,581,946
Aquila Inc.(a)(b)	2,234,692	8,424,789
Avista Corp.	317,129	6,805,588
Black Hills Corp.	229,091	7,344,657
Central Vermont Public Service Corp.	61,866	1,198,344
CH Energy Group Inc.	93,675	3,332,020
Cleco Corp.	359,139	8,378,713
El Paso Electric Co.(a)	265,641	5,259,692
Empire District Electric Co. (The)	199,699	3,702,419
EnerNOC Inc.(a)(b)	51,322	921,230
IDACORP Inc.	269,715	7,792,066
MGE Energy Inc.	131,113	4,276,906
NorthWestern Corp.	232,000	5,897,440
Otter Tail Corp.	179,420	6,966,879
Pike Electric Corp.(a)	67,835	1,126,739
PNM Resources Inc.	460,446	5,506,934
Portland General Electric Co.	372,644	8,391,943
Synthesis Energy Systems Inc.(a)	46,969	422,721
UIL Holdings Corp.	149,338	4,392,031
UniSource Energy Corp.	204,153	6,330,785
Westar Energy Inc.	624,236	13,427,316

		116,481,158
ELECTRICAL COMPONENTS & EQUIPMENT—0.96%
Advanced Energy Industries Inc.(a)	153,366	2,101,114
Belden Inc.	180,867	6,127,774
China BAK Battery Inc.(a)	40,777	192,060
Coleman Cable Inc.(a)	14,128	145,801
Encore Wire Corp.(b)	107,901	2,286,422
EnerSys Inc.(a)	113,971	3,901,227

GrafTech International Ltd.(a)	108,099	2,900,296
Greatbatch Inc.(a)	135,297	2,340,638
Insteel Industries Inc.(b)	94,394	1,728,354
Littelfuse Inc.(a)	72,894	2,299,806
Medis Technologies Ltd.(a)	8,025	27,044
Powell Industries Inc.(a)	3,283	165,496
Power-One Inc.(a)(b)	418,524	791,010
Superior Essex Inc.(a)	97,615	4,356,557
Valence Technology Inc.(a)	72,886	322,885

		29,686,484
ELECTRONICS—2.62%
Badger Meter Inc.	6,266	316,621
Bel Fuse Inc. Class B	65,434	1,616,874
Benchmark Electronics Inc.(a)	333,481	5,449,080
Brady Corp. Class A	299,335	10,336,038
Checkpoint Systems Inc.(a)	237,566	4,960,378
Cogent Inc.(a)	101,819	1,157,682
Coherent Inc.(a)	141,736	4,236,489
CTS Corp.	200,619	2,016,221
Cubic Corp.	92,180	2,053,770
Cymer Inc.(a)(b)	135,588	3,644,605
Eagle Test Systems Inc.(a)	75,991	851,099
Electro Scientific Industries Inc.(a)	161,125	2,283,141
Excel Technology Inc.(a)	27,685	617,929
FEI Co.(a)	218,351	4,974,036
ICx Technologies Inc.(a)(b)	36,222	264,421
KEMET Corp.(a)(b)	502,302	1,627,458
L-1 Identity Solutions Inc.(a)(b)	341,254	4,545,503
LaBarge Inc.(a)	8,160	106,080
Measurement Specialties Inc.(a)	85,359	1,501,465
Methode Electronics Inc.	224,793	2,349,087
Multi-Fineline Electronix Inc.(a)(b)	6,857	189,733
OSI Systems Inc.(a)	19,940	427,115
Park Electrochemical Corp.(b)	22,987	558,814
Photon Dynamics Inc.(a)	24,856	374,828
Plexus Corp.(a)	22,864	632,876
Rogers Corp.(a)	106,474	4,002,358
Sanmina-SCI Corp.(a)	2,174,411	2,783,246
Sonic Solutions Inc.(a)(b)	51,654	307,858
Stoneridge Inc.(a)	87,447	1,491,846
Technitrol Inc.	227,295	3,861,742
TTM Technologies Inc.(a)(b)	221,875	2,930,969
Varian Inc.(a)	9,555	487,878
Watts Water Technologies Inc. Class A(b)	175,264	4,364,074
Woodward Governor Co.	74,060	2,640,980
Zygo Corp.(a)	91,116	895,670

		80,857,964
ENERGY - ALTERNATE SOURCES—0.23%
Aventine Renewable Energy Holdings Inc.(a)	122,981	541,116
Comverge Inc.(a)(b)	7,663	107,129
Headwaters Inc.(a)(b)	213,528	2,513,225
Pacific Ethanol Inc.(a)(b)	71,663	129,710
Plug Power Inc.(a)	479,729	1,127,363
VeraSun Energy Corp.(a)(b)	607,028	2,507,026

		6,925,569
ENGINEERING & CONSTRUCTION—0.87%
Dycom Industries Inc.(a)	238,232	3,459,129
EMCOR Group Inc.(a)(b)	248,361	7,085,739
Granite Construction Inc.	197,857	6,238,431
Insituform Technologies Inc. Class A(a)(b)	164,278	2,501,954

Layne Christensen Co.(a)	89,617	3,924,328
Perini Corp.(a)	96,079	3,175,411
Sterling Construction Co. Inc.(a)	23,607	468,835

		26,853,827
ENTERTAINMENT—0.62%
Bluegreen Corp.(a)(b)	75,933	459,395
Churchill Downs Inc.	56,837	1,981,906
Cinemark Holdings Inc.	113,873	1,487,181
Great Wolf Resorts Inc.(a)	142,526	622,839
Isle of Capri Casinos Inc.(a)	94,710	453,661
Macrovision Solutions Corp.(a)	454,653	6,801,609
Pinnacle Entertainment Inc.(a)(b)	356,129	3,735,793
Six Flags Inc.(a)(b)	434,941	500,182
Speedway Motorsports Inc.	80,553	1,641,670
Steinway Musical Instruments Inc.(a)(b)	40,573	1,071,127
Vail Resorts Inc.(a)	10,365	443,933

		19,199,296
ENVIRONMENTAL CONTROL—0.21%
Casella Waste Systems Inc. Class A(a)	58,431	712,274
Mine Safety Appliances Co.	119,448	4,776,726
Waste Services Inc.(a)	140,492	989,064

		6,478,064
FOOD—2.59%
American Dairy Inc.(a)	14,598	114,448
Arden Group Inc. Class A	414	52,470
B&G Foods Inc. Class A	118,918	1,110,694
Cal-Maine Foods Inc.(b)	7,328	241,751
Chiquita Brands International Inc.(a)	257,188	3,901,542
Flowers Foods Inc.	183,705	5,206,200
Fresh Del Monte Produce Inc.(a)	250,760	5,910,413
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	133,554	3,047,702
Hain Celestial Group Inc.(a)(b)	214,483	5,036,061
Imperial Sugar Co.(b)	70,898	1,101,046
Ingles Markets Inc. Class A	74,400	1,735,752
J&J Snack Foods Corp.(b)	83,765	2,295,999
Lance Inc.	127,004	2,383,865
M&F Worldwide Corp.(a)	71,361	2,805,201
Nash Finch Co.(b)	75,353	2,582,347
Pilgrim’s Pride Corp.(b)	241,491	3,136,968
Ralcorp Holdings Inc.(a)	119,444	5,905,311
Ruddick Corp.	237,067	8,133,769
Sanderson Farms Inc.	101,071	3,488,971
Seaboard Corp.(b)	2,003	3,106,653
Smart Balance Inc.(a)	85,974	619,873
Spartan Stores Inc.	113,915	2,620,045
Tootsie Roll Industries Inc.(b)	93,896	2,359,607
TreeHouse Foods Inc.(a)	185,323	4,495,936
United Natural Foods Inc.(a)	176,554	3,439,272
Village Super Market Inc. Class A	18,900	729,162
Weis Markets Inc.	65,250	2,118,668
Winn-Dixie Stores Inc.(a)	135,964	2,178,143

		79,857,869
FOREST PRODUCTS & PAPER—1.09%
AbitibiBowater Inc.(b)	316,109	2,949,297
Boise Inc.(a)	211,191	813,085
Buckeye Technologies Inc.(a)	233,679	1,976,924
Kapstone Paper and Packaging Corp.(a)	106,071	707,494
Louisiana-Pacific Corp.	617,942	5,246,328
Mercer International Inc.(a)	178,113	1,332,285

Neenah Paper Inc.	87,226	1,457,546
P.H. Glatfelter Co.	267,830	3,618,383
Potlatch Corp.	150,123	6,773,550
Rock-Tenn Co. Class A(b)	142,713	4,279,963
Schweitzer-Mauduit International Inc.	94,943	1,599,790
Verso Paper Corp.(a)	84,542	715,225
Wausau Paper Corp.	263,866	2,034,407

		33,504,277
GAS—2.29%
Chesapeake Utilities Corp.	40,881	1,051,459
EnergySouth Inc.	26,949	1,322,118
Laclede Group Inc. (The)	130,614	5,272,887
New Jersey Resources Corp.(b)	249,933	8,160,313
Nicor Inc.	268,807	11,448,490
Northwest Natural Gas Co.	157,614	7,291,224
Piedmont Natural Gas Co.(b)	437,246	11,438,355
South Jersey Industries Inc.	177,928	6,647,390
Southwest Gas Corp.	258,618	7,688,713
WGL Holdings Inc.	294,662	10,236,558

		70,557,507
HAND & MACHINE TOOLS—0.71%
Baldor Electric Co.	274,974	9,618,591
Franklin Electric Co. Inc.	53,407	2,071,123
Raser Technologies Inc.(a)	109,830	1,069,744
Regal Beloit Corp.	191,906	8,108,029
Thermadyne Holdings Corp.(a)	61,972	916,566

		21,784,053
HEALTH CARE - PRODUCTS—0.80%
AngioDynamics Inc.(a)	85,090	1,158,926
Caliper Life Sciences Inc.(a)	282,709	732,216
Cantel Medical Corp.(a)	75,146	760,478
Cardiac Science Corp.(a)	115,060	943,492
CONMED Corp.(a)(b)	158,562	4,209,821
Datascope Corp.	5,050	237,350
ev3 Inc.(a)	334,378	3,169,903
Hanger Orthopedic Group Inc.(a)	135,821	2,239,688
ICU Medical Inc.(a)	33,192	759,433
Invacare Corp.	155,441	3,177,214
Medical Action Industries Inc.(a)	51,867	537,861
NxStage Medical Inc.(a)	53,397	205,044
OraSure Technologies Inc.(a)	22,018	82,347
Orthofix International NV(a)	68,154	1,973,058
Palomar Medical Technologies Inc.(a)	109,452	1,092,331
Sirona Dental Systems Inc.(a)	5,694	147,588
Symmetry Medical Inc.(a)	147,742	2,396,375
TomoTherapy Inc.(a)	12,830	114,572
Vital Images Inc.(a)	49,265	612,857

		24,550,554
HEALTH CARE - SERVICES—1.99%
Alliance Imaging Inc.(a)	11,918	103,329
AMERIGROUP Corp.(a)	319,646	6,648,637
AmSurg Corp.(a)	188,698	4,594,796
Apria Healthcare Group Inc.(a)	260,313	5,047,469
Assisted Living Concepts Inc.(a)	147,354	810,447
Capital Senior Living Corp.(a)	123,455	930,851
Centene Corp.(a)	239,235	4,016,756
Ensign Group Inc. (The)	47,542	546,733
Five Star Quality Care Inc.(a)	180,232	852,497
Gentiva Health Services Inc.(a)	85,776	1,634,033

HealthSouth Corp.(a)(b)	472,687	7,860,785
IPC The Hospitalist Co. Inc.(a)	2,075	39,052
Kindred Healthcare Inc.(a)	167,854	4,827,481
Magellan Health Services Inc.(a)	241,550	8,944,597
MedCath Corp.(a)	94,937	1,706,967
Molina Healthcare Inc.(a)(b)	85,939	2,091,755
National Healthcare Corp.	6,218	284,971
NightHawk Radiology Holdings Inc.(a)	135,629	960,253
Odyssey Healthcare Inc.(a)	153,211	1,492,275
RadNet Inc.(a)	13,003	80,619
RehabCare Group Inc.(a)	106,764	1,711,427
Res-Care Inc.(a)	146,760	2,609,393
Skilled Healthcare Group Inc. Class A(a)	104,679	1,404,792
Sunrise Senior Living Inc.(a)	30,674	689,552
Triple-S Management Corp. Class B(a)	84,832	1,387,003

		61,276,470
HOLDING COMPANIES - DIVERSIFIED—0.02%
Resource America Inc. Class A	59,660	556,031

		556,031
HOME BUILDERS—0.58%
AMREP Corp.(b)	9,412	447,917
Beazer Homes USA Inc.(b)	233,941	1,303,051
Brookfield Homes Corp.(b)	56,591	694,937
Cavco Industries Inc.(a)	9,075	297,025
Champion Enterprises Inc.(a)	236,221	1,381,893
Hovnanian Enterprises Inc. Class A(a)(b)	276,438	1,514,880
M/I Homes Inc.	83,966	1,320,785
Meritage Homes Corp.(a)	182,468	2,768,040
Palm Harbor Homes Inc.(a)(b)	59,844	330,937
Ryland Group Inc.	253,404	5,526,741
Skyline Corp.(b)	40,392	949,212
Standard-Pacific Corp.(b)	431,491	1,458,440

		17,993,858
HOME FURNISHINGS—0.52%
American Woodmark Corp.(b)	14,089	297,701
Audiovox Corp. Class A(a)	103,183	1,013,257
Ethan Allen Interiors Inc.	146,213	3,596,840
Furniture Brands International Inc.	245,837	3,284,382
Hooker Furniture Corp.	54,714	947,646
Kimball International Inc. Class B	188,874	1,563,877
La-Z-Boy Inc.(b)	304,810	2,331,797
Sealy Corp.(b)	261,633	1,501,773
Tempur-Pedic International Inc.	168,786	1,318,219
Universal Electronics Inc.(a)	6,790	141,911

		15,997,403
HOUSEHOLD PRODUCTS & WARES—0.73%
ACCO Brands Corp.(a)(b)	320,464	3,598,811
American Greetings Corp. Class A	290,348	3,582,894
Blyth Inc.	145,704	1,752,819
Central Garden & Pet Co. Class A(a)(b)	380,871	1,561,571
CSS Industries Inc.	46,968	1,137,565
Ennis Inc.	152,644	2,388,879
Helen of Troy Ltd.(a)	180,564	2,910,692
Prestige Brands Holdings Inc.(a)	203,046	2,164,470
Russ Berrie and Co. Inc.(a)	99,969	796,753
Spectrum Brands Inc.(a)	239,502	610,730
Standard Register Co. (The)	60,629	571,731
WD-40 Co.	52,304	1,529,892

		22,606,807

HOUSEWARES—0.05%
Libbey Inc.	12,952	96,363
National Presto Industries Inc.	24,534	1,574,592

		1,670,955
INSURANCE—6.74%
Ambac Financial Group Inc.	1,697,159	2,274,193
AmCOMP Inc.(a)	75,922	737,962
American Equity Investment Life Holding Co.	324,986	2,648,636
American Physicians Capital Inc.	49,864	2,415,412
American Safety Insurance Holdings Ltd.(a)	63,743	916,624
Amerisafe Inc.(a)	112,053	1,786,125
AmTrust Financial Services Inc.	88,270	1,112,202
Argo Group International Holdings Ltd.(a)	120,206	4,034,113
Aspen Insurance Holdings Ltd.	508,508	12,036,384
Assured Guaranty Ltd.(b)	333,883	6,006,555
Baldwin & Lyons Inc. Class B	51,544	900,989
CastlePoint Holdings Ltd.	197,872	1,798,656
Citizens Inc.(a)(b)	221,008	1,354,779
CNA Surety Corp.(a)	99,093	1,252,536
Crawford & Co. Class B(a)	147,598	1,179,308
Darwin Professional Underwriters Inc.(a)	3,025	93,170
Delphi Financial Group Inc. Class A	247,007	5,715,742
Donegal Group Inc. Class A	69,333	1,100,315
EMC Insurance Group Inc.	35,461	853,901
Employers Holdings Inc.	276,127	5,715,829
Enstar Group Ltd.(a)	12,844	1,123,850
FBL Financial Group Inc. Class A	75,836	1,507,620
First Acceptance Corp.(a)	104,263	333,642
First Mercury Financial Corp.(a)	69,968	1,234,236
Flagstone Reinsurance Holdings Ltd.	179,449	2,115,704
FPIC Insurance Group Inc.(a)	52,450	2,377,034
Greenlight Capital Re Ltd.(a)(b)	173,143	3,958,049
Hallmark Financial Services Inc.(a)	36,323	351,243
Harleysville Group Inc.	77,661	2,627,272
Hilb Rogal & Hobbs Co.	216,738	9,419,433
Horace Mann Educators Corp.	242,524	3,400,186
Independence Holding Co.(b)	39,043	381,450
Infinity Property and Casualty Corp.	96,252	3,996,383
IPC Holdings Ltd.(b)	319,859	8,492,256
Kansas City Life Insurance Co.	27,096	1,131,258
LandAmerica Financial Group Inc.	92,548	2,053,640
Life Partners Holdings Inc.	4,464	89,191
Maiden Holdings Ltd.	290,690	1,860,416
Max Capital Group Ltd.	337,114	7,190,642
Meadowbrook Insurance Group Inc.	219,056	1,160,997
Montpelier Re Holdings Ltd.	557,535	8,223,641
National Interstate Corp.	36,354	668,187
National Western Life Insurance Co. Class A	13,446	2,937,951
Navigators Group Inc. (The)(a)(b)	78,043	4,218,224
NYMAGIC Inc.	27,059	518,450
Odyssey Re Holdings Corp.	143,920	5,109,160
Phoenix Companies Inc. (The)	678,514	5,163,492
Platinum Underwriters Holdings Ltd.	292,294	9,531,707
PMA Capital Corp. Class A(a)	187,979	1,731,287
PMI Group Inc. (The)	480,528	937,030
Presidential Life Corp.	129,353	1,994,623
Primus Guaranty Ltd.(a)(b)	69,729	202,911
ProAssurance Corp.(a)(b)	191,220	9,199,594
ProCentury Corp.	79,409	1,257,839
Quanta Capital Holdings Ltd.	420,805	1,110,925
Radian Group Inc.	483,507	701,085

RLI Corp.(b)	110,702	5,476,428
Safety Insurance Group Inc.	96,527	3,441,188
SCPIE Holdings Inc.(a)	51,516	1,441,933
SeaBright Insurance Holdings Inc.(a)	125,932	1,823,495
Selective Insurance Group Inc.	316,173	5,931,405
State Auto Financial Corp.	83,777	2,004,784
Stewart Information Services Corp.(b)	102,482	1,982,002
United America Indemnity Ltd. Class A(a)	119,407	1,596,472
United Fire & Casualty Co.	135,197	3,640,855
Universal American Corp.(a)	234,246	2,393,994
Validus Holdings Ltd.	382,053	8,118,626
Zenith National Insurance Corp.	219,730	7,725,707

		207,820,928
INTERNET—1.41%
Ariba Inc.(a)	71,320	1,049,117
Avocent Corp.(a)	265,518	4,938,635
CMGI Inc.(a)	290,749	3,081,939
DealerTrack Holdings Inc.(a)	69,339	978,373
FTD Group Inc.	119,504	1,592,988
HSW International Inc.(a)	93,853	272,174
i2 Technologies Inc.(a)(b)	93,596	1,163,398
iBasis Inc.	190,343	624,325
InfoSpace Inc.	86,067	716,938
Internap Network Services Corp.(a)	151,736	710,124
Internet Brands Inc. Class A(a)(b)	75,530	500,764
Internet Capital Group Inc.(a)	89,792	694,092
Interwoven Inc.(a)	41,491	498,307
Keynote Systems Inc.(a)	67,276	866,515
Orbitz Worldwide Inc.(a)(b)	202,904	1,016,549
PCTEL Inc.	48,522	465,326
Perficient Inc.(a)	189,174	1,827,421
RealNetworks Inc.(a)	320,607	2,116,006
S1 Corp.(a)	74,173	561,490
Safeguard Scientifics Inc.(a)	663,737	823,034
Secure Computing Corp.(a)	277,764	1,149,943
SonicWALL Inc.(a)	302,253	1,949,532
Sourcefire Inc.(a)	22,979	177,628
SupportSoft Inc.(a)	86,504	281,138
TheStreet.com Inc.	45,295	294,870
TIBCO Software Inc.(a)	1,111,498	8,502,960
United Online Inc.	413,271	4,145,108
Vignette Corp.(a)	68,898	826,776
Websense Inc.(a)	26,774	450,874
Website Pros Inc.(a)	126,042	1,049,930

		43,326,274
INVESTMENT COMPANIES—1.26%
Apollo Investment Corp.(b)	847,741	12,148,129
Ares Capital Corp.	580,570	5,852,146
BlackRock Kelso Capital Corp.	78,555	743,130
Capital Southwest Corp.	18,024	1,878,642
Gladstone Capital Corp.(b)	124,775	1,901,571
Gladstone Investment Corp.	130,643	840,034
Harris & Harris Group Inc.(a)	137,957	827,742
Hercules Technology Growth Capital Inc.	195,955	1,749,878
Kayne Anderson Energy Development Co.	59,982	1,376,587
Kohlberg Capital Corp.	103,821	1,038,210
MCG Capital Corp.	450,961	1,794,825
Medallion Financial Corp.	89,474	842,845
MVC Capital Inc.(b)	145,359	1,989,965
NGP Capital Resources Co.	128,824	1,985,178
Patriots Capital Funding Inc.	124,402	777,513

PennantPark Investment Corp.	124,664	898,827
Prospect Energy Corp.	156,527	2,063,026

		38,708,248
IRON & STEEL—0.22%
China Precision Steel Inc.(a)	101,563	445,862
Esmark Inc.(a)	66,783	1,276,891
Gibraltar Industries Inc.	159,056	2,540,124
Olympic Steel Inc.	13,367	1,014,823
Sutor Technology Group Ltd.(a)	20,858	147,466
Universal Stainless & Alloy Products Inc.(a)	36,333	1,345,774

		6,770,940
LEISURE TIME—0.39%
Brunswick Corp.	519,473	5,506,414
Callaway Golf Co.	393,412	4,654,064
Marine Products Corp.	41,558	274,283
Nautilus Inc.	134,804	684,804
Polaris Industries Inc.(b)	23,008	929,063

		12,048,628
LODGING—0.37%
Ameristar Casinos Inc.	150,300	2,077,146
Gaylord Entertainment Co.(a)	244,103	5,848,708
Lodgian Inc.(a)	100,282	785,208
Marcus Corp.(b)	120,820	1,806,259
Monarch Casino & Resort Inc.(a)	42,991	507,294
Morgans Hotel Group Co.(a)	17,387	179,086
Riviera Holdings Corp.(a)	13,412	136,132

		11,339,833
MACHINERY—1.27%
Alamo Group Inc.	37,323	768,481
Albany International Corp. Class A	177,917	5,159,593
Applied Industrial Technologies Inc.(b)	175,808	4,249,279
Astec Industries Inc.(a)	8,600	276,404
Briggs & Stratton Corp.	296,247	3,756,412
Cascade Corp.(b)	53,647	2,270,341
Columbus McKinnon Corp.(a)	99,995	2,407,880
Gehl Corp.(a)(b)	62,332	921,890
Gerber Scientific Inc.(a)	141,362	1,608,700
Hurco Companies Inc.(a)	37,965	1,172,739
Intevac Inc.(a)	128,359	1,447,890
Kadant Inc.(a)	83,085	1,877,721
NACCO Industries Inc.	35,218	2,618,458
Park-Ohio Holdings Corp.(a)(b)	48,795	720,214
Robbins & Myers Inc.(b)	69,065	3,444,272
Sauer-Danfoss Inc.	7,039	219,265
Tecumseh Products Co. Class A(a)	96,914	3,176,841
Tennant Co.	6,868	206,521
Twin Disc Inc.	46,028	963,366
Wabtec Corp.	37,827	1,839,149

		39,105,416
MANUFACTURING—1.62%
A.O. Smith Corp.(b)	119,895	3,936,153
Actuant Corp. Class A	32,382	1,015,176
Acuity Brands Inc.	32,506	1,562,888
American Railcar Industries Inc.	12,730	213,609
Ameron International Corp.	43,180	5,180,736
AZZ Inc.(a)	42,700	1,703,730
Blount International Inc.(a)	226,313	2,627,494
Ceradyne Inc.(a)	157,508	5,402,524

CLARCOR Inc.	115,871	4,067,072
EnPro Industries Inc.(a)(b)	106,814	3,988,435
Federal Signal Corp.	284,763	3,417,156
FreightCar America Inc.	62,436	2,216,478
GenTek Inc.(a)	11,615	312,327
Griffon Corp.(a)	158,386	1,387,461
Koppers Holdings Inc.	117,156	4,905,322
LSB Industries Inc.(a)	35,626	705,395
Lydall Inc.(a)	98,136	1,231,607
Matthews International Corp. Class A	10,308	466,540
Myers Industries Inc.	73,633	600,109
Reddy Ice Holdings Inc.	106,793	1,460,928
Standex International Corp.	74,272	1,540,401
Tredegar Corp.	142,450	2,094,015

		50,035,556
MEDIA—1.14%
A.H. Belo Corp. Class A	123,698	705,079
Belo Corp. Class A	529,304	3,869,212
Charter Communications Inc. Class A(a)(b)	1,373,210	1,441,871
Citadel Broadcasting Corp.(a)	1,072,060	1,307,913
CKX Inc.(a)	132,304	1,157,660
Courier Corp.	62,514	1,255,281
Cox Radio Inc. Class A(a)(b)	151,693	1,789,977
Crown Media Holdings Inc. Class A(a)(b)	41,561	196,999
Cumulus Media Inc. Class A(a)(b)	156,046	614,821
DG FastChannel Inc.(a)	9,756	168,291
Entercom Communications Corp.	154,016	1,081,192
Entravision Communications Corp.(a)	177,405	713,168
Fisher Communications Inc.(a)	39,996	1,377,462
GateHouse Media Inc.	187,146	460,379
Gray Television Inc.	255,333	732,806
Idearc Inc.	877,291	2,061,634
Journal Communications Inc. Class A	251,251	1,211,030
Lee Enterprises Inc.(b)	273,385	1,090,806
Lin TV Corp. Class A(a)	163,406	973,900
McClatchy Co. (The) Class A	336,557	2,281,856
Media General Inc. Class A(b)	135,262	1,616,381
Mediacom Communications Corp.(a)(b)	232,844	1,243,387
Outdoor Channel Holdings Inc.(a)	97,232	678,679
Playboy Enterprises Inc. Class B(a)	56,348	278,359
PRIMEDIA Inc.	152,066	708,628
Scholastic Corp.(a)(b)	144,435	4,139,507
Sinclair Broadcast Group Inc. Class A	200,876	1,526,658
Westwood One Inc.(a)(b)	420,369	508,646

		35,191,582
METAL FABRICATE & HARDWARE—1.11%
A.M. Castle & Co.	97,635	2,793,337
Ampco-Pittsburgh Corp.	13,334	593,096
CIRCOR International Inc.	14,640	717,214
Haynes International Inc.(a)	52,855	3,041,805
L.B. Foster Co. Class A(a)(b)	65,723	2,182,004
Ladish Co. Inc.(a)	86,855	1,788,344
Lawson Products Inc.	25,062	621,036
Mueller Industries Inc.	206,292	6,642,602
Mueller Water Products Inc. Class A	682,967	5,511,544
NN Inc.	17,845	248,759
Northwest Pipe Co.(a)(b)	54,368	3,033,734
TriMas Corp.(a)	87,843	526,180
Worthington Industries Inc.	315,238	6,462,379

		34,162,034

MINING—1.79%
Allied Nevada Gold Corp.(a)	31,416	185,040
AMCOL International Corp.	102,102	2,905,823
Apex Silver Mines Ltd.(a)	281,525	1,382,288
Brush Engineered Materials Inc.(a)	121,239	2,960,656
Coeur d’Alene Mines Corp.(a)	3,280,904	9,514,622
Compass Minerals International Inc.	92,186	7,426,504
General Moly Inc.(a)	71,296	561,100
Hecla Mining Co.(a)	760,695	7,044,036
Horsehead Holding Corp.(a)	206,611	2,512,390
Kaiser Aluminum Corp.	94,379	5,052,108
Royal Gold Inc.	175,065	5,490,038
RTI International Metals Inc.(a)	136,465	4,860,883
Stillwater Mining Co.(a)(b)	169,083	2,000,252
United States Lime & Minerals Inc.(a)	4,642	183,684
Uranium Resources Inc.(a)	51,768	191,024
USEC Inc.(a)(b)	456,480	2,775,398

		55,045,846
OFFICE & BUSINESS EQUIPMENT—0.18%
IKON Office Solutions Inc.(b)	485,171	5,472,729

		5,472,729
OFFICE FURNISHINGS—0.27%
Herman Miller Inc.	150,067	3,735,168
HNI Corp.	240,863	4,253,641
Knoll Inc.	30,432	369,749

		8,358,558
OIL & GAS—3.50%
Alon USA Energy Inc.	63,971	765,093
American Oil & Gas Inc.(a)	164,307	644,083
Berry Petroleum Co. Class A	93,510	5,505,869
Bill Barrett Corp.(a)	117,513	6,981,447
BMB Munai Inc.(a)	205,317	1,219,583
Brigham Exploration Co.(a)	274,079	4,338,671
Bronco Drilling Co. Inc.(a)	155,841	2,864,358
Callon Petroleum Co.(a)	124,239	3,399,179
Cheniere Energy Inc.(a)	64,047	279,885
Delek US Holdings Inc.	78,427	722,313
Energy XXI (Bermuda) Ltd.(a)	386,961	2,677,770
EXCO Resources Inc.(a)(b)	25,989	959,254
GeoMet Inc.(a)	96,750	917,190
GMX Resources Inc.(a)	53,519	3,965,758
Grey Wolf Inc.(a)(b)	819,982	7,404,437
Gulfport Energy Corp.(a)	106,198	1,749,081
Harvest Natural Resources Inc.(a)	209,448	2,316,495
Meridian Resource Corp. (The)(a)	458,960	1,353,932
Oilsands Quest Inc.(a)(b)	878,657	5,711,271
Parker Drilling Co.(a)	550,880	5,514,309
PetroCorp Inc. Escrow(c)	19,086	2
PetroQuest Energy Inc.(a)	130,876	3,520,564
Pioneer Drilling Co.(a)	258,839	4,868,762
Quest Resource Corp.(a)	10,054	114,716
RAM Energy Resources Inc.(a)	106,822	672,979
Rosetta Resources Inc.(a)	306,566	8,737,131
Stone Energy Corp.(a)	169,605	11,178,666
Swift Energy Co.(a)(b)	181,847	12,012,813
Toreador Resources Corp.(a)	100,024	853,205
TXCO Resources Inc.(a)	208,769	2,455,123
VAALCO Energy Inc.(a)	239,922	2,032,139
Western Refining Inc.	176,665	2,091,714

		107,827,792

OIL & GAS SERVICES—1.30%
Allis-Chalmers Energy Inc.(a)(b)	165,761	2,950,546
Cal Dive International Inc.(a)(b)	242,687	3,467,997
Complete Production Services Inc.(a)	286,232	10,424,569
Dawson Geophysical Co.(a)(b)	15,853	942,619
Geokinetics Inc.(a)	13,593	246,169
Hornbeck Offshore Services Inc.(a)(b)	138,504	7,826,861
Lufkin Industries Inc.	58,729	4,890,951
Newpark Resources Inc.(a)	533,475	4,193,114
Superior Well Services Inc.(a)	32,816	1,040,595
Trico Marine Services Inc.(a)(b)	75,038	2,732,884
Union Drilling Inc.(a)	54,982	1,192,010

		39,908,315
PACKAGING & CONTAINERS—0.13%
BWAY Holding Co.(a)	12,305	105,946
Silgan Holdings Inc.	74,585	3,784,443

		3,890,389
PHARMACEUTICALS—0.84%
Alpharma Inc. Class A(a)	119,092	2,683,143
BioForm Medical Inc.(a)	28,873	116,647
Cypress Bioscience Inc.(a)	41,747	300,161
Emergent BioSolutions Inc.(a)	22,129	219,741
Jazz Pharmaceuticals Inc.(a)	20,730	153,609
Mannatech Inc.	81,085	441,102
MannKind Corp.(a)(b)	150,432	451,296
Nabi Biopharmaceuticals(a)(b)	279,920	1,102,885
Omega Protein Corp.(a)	109,688	1,639,836
Par Pharmaceutical Companies Inc.(a)	204,317	3,316,065
PharMerica Corp.(a)(b)	182,677	4,126,673
Salix Pharmaceuticals Ltd.(a)	282,511	1,986,052
Schiff Nutrition International Inc.	51,780	289,968
Sciele Pharma Inc.(b)	22,769	440,580
Star Scientific Inc.(a)	310,685	372,822
Valeant Pharmaceuticals International(a)	214,973	3,678,188
ViroPharma Inc.(a)(b)	419,353	4,638,044

		25,956,812
REAL ESTATE—0.38%
Avatar Holdings Inc.(a)(b)	36,065	1,092,409
Consolidated-Tomoka Land Co.	10,767	452,860
Forestar Real Estate Group Inc.(a)	195,621	3,726,580
FX Real Estate and Entertainment Inc.(a)	67,974	129,151
Grubb & Ellis Co.	32,455	124,952
Hilltop Holdings Inc.(a)	267,992	2,762,998
Meruelo Maddux Properties Inc.(a)(b)	264,489	576,586
Resource Capital Corp.	125,809	907,083
Stratus Properties Inc.(a)(b)	36,686	637,970
Thomas Properties Group Inc.	114,965	1,131,256
United Capital Corp.(a)	11,255	216,096

		11,757,941
REAL ESTATE INVESTMENT TRUSTS—9.78%
Acadia Realty Trust	98,320	2,276,108
Agree Realty Corp.	46,412	1,023,385
Alexander’s Inc.(a)	4,266	1,325,020
American Campus Communities Inc.(b)	238,668	6,644,517
American Capital Agency Corp.	60,012	998,600
Anthracite Capital Inc.(b)	326,381	2,297,722
Anworth Mortgage Asset Corp.	490,134	3,190,772
Arbor Realty Trust Inc.(b)	85,533	767,231

Ashford Hospitality Trust Inc.	711,569	3,287,449
BioMed Realty Trust Inc.	428,307	10,506,371
Capital Trust Inc. Class A(b)	98,378	1,889,841
CapLease Inc.	265,717	1,990,220
Capstead Mortgage Corp.	317,139	3,440,958
Care Investment Trust Inc.	80,038	754,758
Cedar Shopping Centers Inc.	227,784	2,669,628
Chimera Investment Corp.	201,210	1,812,902
Cogdell Spencer Inc.	62,430	1,014,488
Colonial Properties Trust	280,587	5,617,352
Corporate Office Properties Trust(b)	232,204	7,971,563
Cousins Properties Inc.	45,000	1,039,500
DCT Industrial Trust Inc.(b)	1,023,068	8,471,003
DiamondRock Hospitality Co.	566,203	6,165,951
DuPont Fabros Technology Inc.	29,093	542,294
EastGroup Properties Inc.	101,386	4,349,459
Education Realty Trust Inc.	169,332	1,972,718
Entertainment Properties Trust(b)	181,917	8,993,976
Equity Lifestyle Properties Inc.	43,551	1,916,244
Equity One Inc.	193,446	3,975,315
Extra Space Storage Inc.(b)	474,018	7,280,916
FelCor Lodging Trust Inc.	377,784	3,966,732
First Industrial Realty Trust Inc.(b)	264,824	7,274,715
First Potomac Realty Trust	145,502	2,217,450
Franklin Street Properties Corp.	350,664	4,432,393
Getty Realty Corp.	102,574	1,478,091
Glimcher Realty Trust	223,589	2,499,725
Gramercy Capital Corp.(b)	247,576	2,869,406
Hatteras Financial Corp.	67,957	1,562,331
Healthcare Realty Trust Inc.	302,745	7,196,249
Hersha Hospitality Trust	244,491	1,845,907
Highwoods Properties Inc.	286,321	8,996,206
Home Properties Inc.	107,201	5,152,080
Inland Real Estate Corp.(b)	229,649	3,311,539
Investors Real Estate Trust	341,255	3,255,573
JER Investors Trust Inc.(b)	136,667	861,002
Kite Realty Group Trust	120,989	1,512,363
LaSalle Hotel Properties	239,701	6,023,686
Lexington Realty Trust	286,054	3,898,916
LTC Properties Inc.	136,999	3,501,694
Maguire Properties Inc.	227,501	2,768,687
Medical Properties Trust Inc.	394,113	3,988,424
MFA Mortgage Investments Inc.	900,601	5,871,919
Mid-America Apartment Communities Inc.	68,004	3,470,924
Mission West Properties Inc.	117,215	1,284,676
Monmouth Real Estate Investment Corp. Class A	116,995	748,768
National Health Investors Inc.	132,183	3,768,537
National Retail Properties Inc.	437,483	9,143,395
Newcastle Investment Corp.(b)	314,300	2,203,243
NorthStar Realty Finance Corp.(b)	330,634	2,750,875
Omega Healthcare Investors Inc.	364,312	6,065,795
One Liberty Properties Inc.	48,166	785,587
Parkway Properties Inc.	90,391	3,048,888
Pennsylvania Real Estate Investment Trust	208,904	4,834,039
Post Properties Inc.(b)	263,541	7,840,345
PS Business Parks Inc.	63,245	3,263,442
RAIT Financial Trust(b)	368,511	2,734,352
Ramco-Gershenson Properties Trust(b)	93,098	1,912,233
Realty Income Corp.(b)	603,156	13,727,831
Redwood Trust Inc.(b)	196,485	4,477,893
Saul Centers Inc.	20,103	944,640
Senior Housing Properties Trust(b)	565,323	11,040,758

Sovran Self Storage Inc.	130,898	5,440,121
Strategic Hotels & Resorts Inc.	442,732	4,148,399
Sun Communities Inc.	35,542	647,931
Sunstone Hotel Investors Inc.(b)	347,405	5,766,923
Universal Health Realty Income Trust(b)	61,913	1,857,390
Urstadt Biddle Properties Inc. Class A	122,531	1,796,304
U-Store-It Trust	294,229	3,516,037
Washington Real Estate Investment Trust	148,196	4,453,290
Winthrop Realty Trust Inc.	313,135	1,127,286

		301,471,251
RETAIL—5.36%
AFC Enterprises Inc.(a)	72,609	580,146
America’s Car-Mart Inc.(a)	60,287	1,080,343
Asbury Automotive Group Inc.(b)	190,048	2,442,117
Bebe Stores Inc.	177,776	1,708,427
Big 5 Sporting Goods Corp.	129,172	977,832
BJ’s Restaurants Inc.(a)	22,440	218,341
Blockbuster Inc. Class A(a)(b)	1,046,966	2,617,415
Bob Evans Farms Inc.(b)	185,366	5,301,468
Borders Group Inc.(b)	173,503	1,041,018
Brown Shoe Co. Inc.	251,503	3,407,866
Build-A-Bear Workshop Inc.(a)	98,250	714,278
Cabela’s Inc. Class A(a)(b)	233,753	2,573,621
Cache Inc.(a)	27,268	291,768
California Pizza Kitchen Inc.(a)	33,780	377,998
Casey’s General Store Inc.	303,202	7,025,190
Cash America International Inc.	96,519	2,992,089
Casual Male Retail Group Inc.(a)	220,475	672,449
Cato Corp. Class A	132,881	1,892,225
CBRL Group Inc.	42,327	1,037,435
CEC Entertainment Inc.(a)	16,516	462,613
Charlotte Russe Holding Inc.(a)	105,117	1,866,878
Charming Shoppes Inc.(a)(b)	673,475	3,091,250
Chico’s FAS Inc.(a)	719,859	3,865,643
Children’s Place Retail Stores Inc. (The)(a)	139,915	5,050,932
Christopher & Banks Corp.	66,556	452,581
Circuit City Stores Inc.	1,003,201	2,899,251
Collective Brands Inc.(a)(b)	379,513	4,413,736
Conn’s Inc.(a)(b)	57,922	930,807
Dillard’s Inc. Class A	342,654	3,964,507
Domino’s Pizza Inc.(a)(b)	233,342	2,683,433
Dress Barn Inc.(a)(b)	266,190	3,561,622
DSW Inc. Class A(a)	34,235	403,288
Einstein Noah Restaurant Group Inc.(a)	12,323	136,416
Finish Line Inc. (The) Class A(a)(b)	173,011	1,505,196
First Cash Financial Services Inc.(a)	7,629	114,359
Fred’s Inc.	237,574	2,670,332
Genesco Inc.(a)(b)	139,229	4,297,999
Group 1 Automotive Inc.	137,545	2,733,019
Haverty Furniture Companies Inc.	76,317	766,223
Hot Topic Inc.(a)	261,430	1,414,336
Insight Enterprises Inc.(a)	277,368	3,253,527
Jack in the Box Inc.(a)	131,759	2,952,719
Jo-Ann Stores Inc.(a)	150,700	3,470,621
Jos. A. Bank Clothiers Inc.(a)	85,434	2,285,360
Kenneth Cole Productions Inc. Class A	54,076	686,765
Landry’s Restaurants Inc.	69,795	1,254,216
Longs Drug Stores Corp.	101,618	4,279,134
Luby’s Inc.(a)	130,003	793,018
MarineMax Inc.(a)(b)	97,722	700,667
Men’s Wearhouse Inc. (The)	272,030	4,431,369
Movado Group Inc.	94,138	1,863,932

New York & Co. Inc.(a)	117,119	1,069,296
99 Cents Only Stores(a)(b)	127,220	839,652
Nu Skin Enterprises Inc. Class A	99,325	1,481,929
O’Charley’s Inc.	108,674	1,093,260
P.F. Chang’s China Bistro Inc.(a)	10,656	238,055
Pacific Sunwear of California Inc.(a)	419,847	3,581,295
Pantry Inc. (The)(a)	108,291	1,154,382
Papa John’s International Inc.(a)	29,092	773,556
PC Connection Inc.(a)	57,654	536,759
PC Mall Inc.(a)	11,644	157,893
Pep Boys - Manny, Moe & Jack (The)	249,654	2,176,983
Pier 1 Imports Inc.(a)(b)	443,670	1,526,225
Red Robin Gourmet Burgers Inc.(a)	10,557	292,851
Regis Corp.	257,304	6,779,960
Retail Ventures Inc.(a)	162,279	746,483
Rex Stores Corp.(a)	53,844	621,898
Ruby Tuesday Inc.(b)	305,973	1,652,254
Rush Enterprises Inc. Class A(a)	199,376	2,394,506
Ruth’s Hospitality Group Inc.(a)	52,665	272,805
Sally Beauty Co. Inc.(a)	40,429	261,171
School Specialty Inc.(a)(b)	117,737	3,500,321
Shoe Carnival Inc.(a)	52,467	618,586
Sonic Automotive Inc.	154,272	1,988,566
Sonic Corp.(a)	55,661	823,783
Stage Stores Inc.	229,259	2,675,453
Steak n Shake Co. (The)(a)(b)	170,968	1,082,227
Stein Mart Inc.	149,376	673,686
Susser Holdings Corp.(a)	47,422	459,045
Syms Corp.	40,350	548,760
Systemax Inc.	39,530	697,705
Talbots Inc. (The)(b)	144,592	1,675,821
Tractor Supply Co.(a)	50,007	1,452,203
Triarc Companies Inc. Class B	320,677	2,029,885
Tuesday Morning Corp.(a)	180,965	743,766
Tween Brands Inc.(a)	31,248	514,342
World Fuel Services Corp.	170,733	3,745,882
Zale Corp.(a)(b)	211,753	4,000,014

		165,089,033
SAVINGS & LOANS—2.15%
Abington Bancorp Inc.	146,276	1,334,037
Anchor BanCorp Wisconsin Inc.	116,354	815,642
BankFinancial Corp.	116,438	1,514,858
Beneficial Mutual Bancorp Inc.(a)	197,563	2,187,022
Berkshire Hills Bancorp Inc.	63,175	1,494,089
Brookline Bancorp Inc.	344,419	3,289,201
Brooklyn Federal Bancorp Inc.	20,039	241,470
Clifton Savings Bancorp Inc.	62,963	613,260
Danvers Bancorp Inc.(a)	59,329	652,619
Dime Community Bancshares Inc.(b)	139,254	2,299,084
Downey Financial Corp.(b)	123,172	341,186
Essa Bancorp Inc.	100,476	1,257,960
First Financial Holdings Inc.	71,268	1,224,384
First Financial Northwest Inc.	135,221	1,342,745
First Niagara Financial Group Inc.	654,685	8,419,249
First Place Financial Corp.	107,187	1,007,558
FirstFed Financial Corp.(a)(b)	81,640	656,386
Flagstar Bancorp Inc.(b)	267,014	803,712
Flushing Financial Corp.	126,698	2,400,927
Fox Chase Bancorp Inc.(a)	37,909	388,946
Guaranty Financial Group Inc.(a)	220,358	1,183,322
Home Federal Bancorp Inc.	40,396	398,305
Investors Bancorp Inc.(a)	261,821	3,419,382

Kearny Financial Corp.	106,269	1,168,959
MASSBANK Corp.	22,782	901,712
Meridian Interstate Bancorp Inc.(a)	62,188	604,467
NASB Financial Inc.	21,743	386,591
NewAlliance Bancshares Inc.	647,283	8,078,092
Northwest Bancorp Inc.(b)	101,618	2,217,305
OceanFirst Financial Corp.	53,117	958,762
Oritani Financial Corp.(a)	10,668	170,688
Provident Financial Services Inc.	354,127	4,961,319
Provident New York Bancorp	238,605	2,638,971
Rockville Financial Inc.	53,134	667,363
Roma Financial Corp.(b)	51,873	679,536
United Community Financial Corp.	160,105	600,394
United Financial Bancorp Inc.	105,112	1,174,101
ViewPoint Financial Group	5,490	80,813
Wauwatosa Holdings Inc.(a)(b)	41,039	435,834
Westfield Financial Inc.	187,461	1,696,522
WSFS Financial Corp.(b)	37,305	1,663,803

		66,370,576
SEMICONDUCTORS—2.50%
Actel Corp.(a)	142,548	2,401,934
Amkor Technology Inc.(a)	570,756	5,941,570
Applied Micro Circuits Corp.(a)	260,692	2,231,524
Asyst Technologies Inc.(a)	259,340	925,844
Axcelis Technologies Inc.(a)	608,556	2,969,753
Bookham Inc.(a)	596,060	1,007,341
Brooks Automation Inc.(a)(b)	377,368	3,120,833
CEVA Inc.(a)	31,085	247,747
Cirrus Logic Inc.(a)	128,493	714,421
Cohu Inc.	126,628	1,858,899
DSP Group Inc.(a)	143,773	1,006,411
Emulex Corp.(a)	504,336	5,875,514
Entegris Inc.(a)(b)	637,462	4,175,376
Entropic Communications Inc.(a)	9,973	47,372
Exar Corp.(a)	201,892	1,522,266
FormFactor Inc.(a)	114,331	2,107,120
IXYS Corp.(a)	38,120	455,153
Kopin Corp.(a)	364,871	1,047,180
Lattice Semiconductor Corp.(a)	335,913	1,051,408
LTX Corp.(a)	333,262	733,176
Mattson Technology Inc.(a)	292,051	1,390,163
MIPS Technologies Inc. Class A(a)	229,301	859,879
MKS Instruments Inc.(a)	279,570	6,122,583
OmniVision Technologies Inc.(a)(b)	277,301	3,352,569
Photronics Inc.(a)	249,118	1,753,791
PLX Technology Inc.(a)	8,494	64,809
PMC-Sierra Inc.(a)	539,507	4,127,229
Rudolph Technologies Inc.(a)	163,760	1,260,952
Semitool Inc.(a)(b)	24,464	183,725
Semtech Corp.(a)	21,156	297,665
SiRF Technology Holdings Inc.(a)	358,851	1,550,236
Skyworks Solutions Inc.(a)	313,433	3,093,584
Spansion Inc. Class A(a)(b)	689,461	1,551,287
Standard Microsystems Corp.(a)(b)	59,956	1,627,805
Transmeta Corp.(a)	6,472	89,378
TriQuint Semiconductor Inc.(a)	857,529	5,196,626
Ultra Clean Holdings Inc.(a)	116,803	929,752
Veeco Instruments Inc.(a)(b)	29,407	472,865
Zoran Corp.(a)	306,466	3,585,652

		76,951,392

SOFTWARE—1.58%
Acxiom Corp.	366,481	4,210,867
American Software Inc. Class A	47,964	270,517
Avid Technology Inc.(a)(b)	178,466	3,032,137
Blackbaud Inc.	19,847	424,726
Bottomline Technologies Inc.(a)	130,671	1,271,429
Computer Programs and Systems Inc.	9,348	162,001
CSG Systems International Inc.(a)	95,783	1,055,529
Deltek Inc.(a)	5,659	42,895
Digi International Inc.(a)	127,559	1,001,338
Epicor Software Corp.(a)	350,972	2,425,217
EPIQ Systems Inc.(a)	71,934	1,021,463
Fair Isaac Corp.	288,375	5,989,549
infoGROUP Inc.	198,843	872,921
JDA Software Group Inc.(a)	141,445	2,560,155
Monotype Imaging Holdings Inc.(a)	26,199	319,104
MSC Software Corp.(a)	267,198	2,933,834
OpenTV Corp.(a)	463,447	607,116
OPNET Technologies Inc.(a)	9,267	83,403
Parametric Technology Corp.(a)	34,745	579,199
Progress Software Corp.(a)	22,692	580,234
Quest Software Inc.(a)	432,132	6,399,875
Schawk Inc.	90,309	1,082,805
SeaChange International Inc.(a)	182,644	1,307,731
Smith Micro Software Inc.(a)	30,051	171,291
Sybase Inc.(a)(b)	74,606	2,194,909
SYNNEX Corp.(a)	102,941	2,582,790
THQ Inc.(a)	123,413	2,500,347
Trident Microsystems Inc.(a)	217,995	795,682
VeriFone Holdings Inc.(a)	192,394	2,299,108

		48,778,172
STORAGE & WAREHOUSING—0.02%
Mobile Mini Inc.(a)	33,798	675,960

		675,960
TELECOMMUNICATIONS—4.31%
Adaptec Inc.(a)	720,178	2,304,570
ADTRAN Inc.	145,574	3,470,484
Airvana Inc.(a)	21,226	113,771
Alaska Communications Systems Group Inc.	124,792	1,490,016
Anaren Inc.(a)	87,793	927,972
Anixter International Inc.(a)	163,000	9,696,870
Applied Signal Technology Inc.	55,245	754,647
ARRIS Group Inc.(a)	727,036	6,143,454
Atlantic Tele-Network Inc.	56,239	1,547,135
Black Box Corp.	103,898	2,824,987
Centennial Communications Corp.(a)	57,377	401,065
Cincinnati Bell Inc.(a)	1,441,255	5,736,195
Consolidated Communications Holdings Inc.	87,627	1,304,766
CPI International Inc.(a)	52,363	644,065
EMS Technologies Inc.(a)	92,958	2,030,203
Extreme Networks Inc.(a)	693,181	1,968,634
FairPoint Communications Inc.	528,818	3,812,778
FiberTower Corp.(a)	711,810	996,534
Foundry Networks Inc.(a)(b)	629,474	7,440,383
General Communication Inc. Class A(a)	267,531	1,837,938
GeoEye Inc.(a)	96,251	1,704,605
Global Crossing Ltd.(a)	104,765	1,879,484
Globalstar Inc.(a)	248,148	702,259
Globecomm Systems Inc.(a)	39,725	328,129
Harmonic Inc.(a)	307,413	2,923,498
Harris Stratex Networks Inc.(a)	152,475	1,446,988
Hypercom Corp.(a)	87,928	386,883

ICO Global Communications (Holdings) Ltd.(a)	414,704	1,351,935
IDT Corp. Class B(a)	319,887	543,808
Iowa Telecommunications Services Inc.	167,223	2,944,797
iPCS Inc.(a)	68,718	2,036,114
Ixia(a)(b)	101,417	704,848
Knology Inc.(a)	167,868	1,844,869
Loral Space & Communications Inc.(a)	69,630	1,226,881
MasTec Inc.(a)	26,420	281,637
MRV Communications Inc.(a)(b)	943,187	1,122,393
NETGEAR Inc.(a)	175,488	2,432,264
Newport Corp.(a)(b)	214,246	2,440,262
Novatel Wireless Inc.(a)	105,977	1,179,524
Oplink Communications Inc.(a)	77,742	746,323
Opnext Inc.(a)	50,317	270,705
Optium Corp.(a)(b)	15,397	112,090
ORBCOMM Inc.(a)	36,519	208,158
PAETEC Holding Corp.(a)	182,035	1,155,922
Plantronics Inc.	292,948	6,538,599
Polycom Inc.(a)	37,301	908,652
Powerwave Technologies Inc.(a)(b)	779,337	3,312,182
Preformed Line Products Co.	14,217	573,087
Premiere Global Services Inc.(a)	53,384	778,339
RCN Corp.(a)	104,008	1,121,206
RF Micro Devices Inc.(a)	1,576,588	4,572,105
Rural Cellular Corp. Class A(a)(b)	54,325	2,418,006
Shenandoah Telecommunications Co.	13,777	179,377
ShoreTel Inc.(a)	38,434	169,878
Sycamore Networks Inc.(a)(b)	1,009,141	3,249,434
Symmetricom Inc.(a)	272,053	1,044,684
Syniverse Holdings Inc.(a)	159,138	2,578,036
Tekelec(a)	344,446	5,066,801
TerreStar Corp.(a)	244,413	972,764
3Com Corp.(a)	2,413,975	5,117,627
tw telecom Inc.(a)(b)	107,136	1,717,390
USA Mobility Inc.(a)	141,094	1,065,260
UTStarcom Inc.(a)(b)	623,102	3,408,368
Viasat Inc.(a)	119,478	2,414,650
Vonage Holdings Corp.(a)(b)	48,609	80,691

		132,707,979
TEXTILES—0.27%
Angelica Corp.	44,396	944,303
G&K Services Inc. Class A(b)	118,300	3,603,418
UniFirst Corp.	84,986	3,795,475

		8,343,196
TOYS, GAMES & HOBBIES—0.18%
JAKKS Pacific Inc.(a)(b)	162,716	3,555,345
RC2 Corp.(a)	102,998	1,911,643

		5,466,988
TRANSPORTATION—1.75%
Arkansas Best Corp.	134,338	4,922,144
Atlas Air Worldwide Holdings Inc.(a)	79,242	3,919,309
Bristow Group Inc.(a)	119,166	5,897,525
CAI International Inc.(a)	13,496	234,830
Celadon Group Inc.(a)	130,808	1,306,772
Double Hull Tankers Inc.	124,783	1,251,573
Dynamex Inc.(a)	28,702	769,501
Genesee & Wyoming Inc. Class A(a)(b)	51,079	1,737,708
Golar LNG Ltd.	34,629	536,403
GulfMark Offshore Inc.(a)(b)	29,620	1,723,292
Heartland Express Inc.	125,982	1,878,392

Hub Group Inc. Class A(a)	76,973	2,627,088
International Shipholding Corp.(a)	35,826	839,761
Marten Transport Ltd.(a)	91,306	1,458,157
Nordic American Tanker Shipping Ltd.	149,080	5,787,286
Old Dominion Freight Line Inc.(a)	48,609	1,459,242
Pacer International Inc.	126,019	2,710,669
Patriot Transportation Holding Inc.(a)	9,224	737,920
PHI Inc.(a)	26,228	1,053,579
Saia Inc.(a)	79,572	868,926
Ultrapetrol (Bahamas) Ltd.(a)	147,899	1,865,006
Universal Truckload Services Inc.(a)	27,586	607,444
Werner Enterprises Inc.	254,978	4,737,491
YRC Worldwide Inc.(a)	338,789	5,037,792

		53,967,810
TRUCKING & LEASING—0.29%
Aircastle Ltd.	276,112	2,322,102
AMERCO(a)(b)	55,864	2,663,596
Greenbrier Companies Inc. (The)(b)	97,211	1,973,383
TAL International Group Inc.	62,054	1,411,108
Textainer Group Holdings Ltd.	32,828	641,131

		9,011,320
WATER—0.56%
American States Water Co.	102,257	3,572,860
California Water Service Group	116,461	3,816,427
Connecticut Water Service Inc.	49,760	1,114,624
Middlesex Water Co.	78,491	1,302,166
PICO Holdings Inc.(a)(b)	96,067	4,174,111
SJW Corp.	73,551	1,941,746
Southwest Water Co.(b)	145,496	1,457,870

		17,379,804

TOTAL COMMON STOCKS
(Cost: $4,118,808,337)		3,070,296,769

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.28%

MONEY MARKET FUNDS—11.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (d) (e)	8,940,053	8,940,053
BGI Cash Premier Fund LLC
2.63% (d) (e) (f)	338,568,443	338,568,443

		347,508,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,508,496)		347,508,496

TOTAL INVESTMENTS IN SECURITIES—110.92%
(Cost: $4,466,316,833)		3,417,805,265
Other Assets, Less Liabilities—(10.92)%		(336,344,163)

NET ASSETS—100.00%		$3,081,461,102

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.71%

ADVERTISING—0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,617	$135,811
Gaiam Inc.(a)	3,397	45,893
Getty Images Inc.(a)	9,862	334,618
Greenfield Online Inc.(a)	4,163	62,112
Harte-Hanks Inc.	9,581	109,702
Interpublic Group of Companies Inc. (The)(a)	91,998	791,183
inVentiv Health Inc.(a)	6,749	187,555
Lamar Advertising Co.(a)(b)	16,244	585,271
Marchex Inc. Class B(b)	5,359	66,023
Omnicom Group Inc.	63,506	2,850,149
R.H. Donnelley Corp.(a)(b)	13,775	41,325

		5,209,642
AEROSPACE & DEFENSE—1.93%
AAR Corp.(a)	7,149	96,726
AeroVironment Inc.(a)	1,337	36,340
Alliant Techsystems Inc.(a)	6,540	664,987
Argon ST Inc.(a)	2,490	61,752
BE Aerospace Inc.(a)	18,216	424,251
Boeing Co. (The)	148,989	9,791,557
Curtiss-Wright Corp.	8,758	391,833
DRS Technologies Inc.	7,978	628,028
Ducommun Inc.(a)	2,094	48,078
Esterline Technologies Corp.(a)	5,690	280,289
GenCorp Inc.(a)	10,802	77,342
General Dynamics Corp.	79,009	6,652,558
Goodrich Corp.	24,581	1,166,614
HEICO Corp.	5,086	165,498
Herley Industries Inc.(a)	2,678	35,564
Kaman Corp.	4,662	106,107
L-3 Communications Holdings Inc.	24,320	2,209,958
LMI Aerospace Inc.(a)	1,720	30,220
Lockheed Martin Corp.	65,198	6,432,435
Moog Inc. Class A(a)	8,171	304,288
Northrop Grumman Corp.	67,820	4,537,158
Orbital Sciences Corp.(a)	11,847	279,115
Raytheon Co.	83,868	4,720,091
Rockwell Collins Inc.	31,870	1,528,485
Spirit AeroSystems Holdings Inc. Class A(a)	20,754	398,062
Teledyne Technologies Inc.(a)	6,883	335,822
TransDigm Group Inc.(a)	6,589	221,325
Triumph Group Inc.	3,153	148,506
United Technologies Corp.	192,954	11,905,262

		53,678,251
AGRICULTURE—2.03%
AgFeed Industries Inc.(a)	3,934	58,892
Alico Inc.	691	23,950

Alliance One International Inc.(a)	18,333	93,682
Altria Group Inc.	416,847	8,570,374
Andersons Inc. (The)	2,981	121,357
Archer-Daniels-Midland Co.	127,668	4,308,795
Bunge Ltd.	23,946	2,578,745
Cadiz Inc.(a)(b)	2,277	36,705
Griffin Land & Nurseries Inc.	662	20,323
Lorillard Inc.(a)	34,438	2,381,732
Maui Land & Pineapple Co. Inc.(a)	848	24,974
Monsanto Co.	108,804	13,757,178
Philip Morris International Inc.	418,208	20,655,293
Reynolds American Inc.	34,118	1,592,287
Tejon Ranch Co.(a)	2,120	76,447
Universal Corp.	5,375	243,057
UST Inc.	29,828	1,628,907
Vector Group Ltd.(b)	7,424	119,749

		56,292,447
AIRLINES—0.14%
AirTran Holdings Inc.(a)	26,066	53,175
Alaska Air Group Inc.(a)	8,170	125,328
Allegiant Travel Co.(a)	2,205	40,991
AMR Corp.(a)	46,897	240,113
Continental Airlines Inc. Class B(a)	18,961	191,696
Copa Holdings SA Class A	5,918	166,651
Delta Air Lines Inc.(a)	58,000	330,600
Hawaiian Holdings Inc.(a)	7,879	54,759
JetBlue Airways Corp.(a)(b)	34,210	127,603
Northwest Airlines Corp.(a)	51,756	344,695
Republic Airways Holdings Inc.(a)	6,497	56,264
SkyWest Inc.	12,377	156,569
Southwest Airlines Co.	146,312	1,907,908
UAL Corp.(b)	25,729	134,305
US Airways Group Inc.(a)(b)	15,991	39,977

		3,970,634
APPAREL—0.46%
American Apparel Inc.(a)	6,715	44,655
Carter’s Inc.(a)	11,193	154,687
Cherokee Inc.	1,437	28,956
Coach Inc.(a)	67,668	1,954,252
Columbia Sportswear Co.	2,654	97,534
Crocs Inc.(a)(b)	15,498	124,139
Deckers Outdoor Corp.(a)	2,544	354,125
G-III Apparel Group Ltd.(a)	2,489	30,714
Guess? Inc.	11,958	447,827
Gymboree Corp.(a)	6,025	241,422
Hanesbrands Inc.(a)	18,833	511,128
Iconix Brand Group Inc.(a)(b)	9,714	117,345
Jones Apparel Group Inc.	17,509	240,749
K-Swiss Inc. Class A	4,955	72,838
Liz Claiborne Inc.	19,006	268,935
Maidenform Brands Inc.(a)	4,404	59,454
Nike Inc. Class B	70,141	4,181,105
Oxford Industries Inc.	2,949	56,473
Perry Ellis International Inc.(a)	2,177	46,196
Phillips-Van Heusen Corp.	11,054	404,797
Polo Ralph Lauren Corp.	11,117	697,925
Quiksilver Inc.(a)	23,821	233,922
SKECHERS U.S.A. Inc. Class A(a)	6,509	128,618
Steven Madden Ltd.(a)	3,924	72,123
Timberland Co. Class A(a)	9,044	147,869
True Religion Apparel Inc.(a)(b)	2,677	71,342

Unifi Inc.(a)	8,949	22,551
VF Corp.	17,551	1,249,280
Volcom Inc.(a)	2,808	67,195
Warnaco Group Inc. (The)(a)	9,127	402,227
Weyco Group Inc.	1,420	37,673
Wolverine World Wide Inc.	10,028	267,447

		12,835,503
AUTO MANUFACTURERS—0.24%
Force Protection Inc.(a)	13,045	43,179
Ford Motor Co.(a)	429,847	2,067,564
General Motors Corp.(b)	95,763	1,101,274
Oshkosh Corp.	14,657	303,253
PACCAR Inc.	72,399	3,028,450
Wabash National Corp.	5,850	44,226

		6,587,946
AUTO PARTS & EQUIPMENT—0.31%
Accuride Corp.(a)	4,512	19,176
American Axle & Manufacturing Holdings Inc.	8,577	68,530
Amerigon Inc. Class A(a)	4,146	29,478
ArvinMeritor Inc.	13,765	171,787
ATC Technology Corp.(a)	4,189	97,520
Autoliv Inc.	14,508	676,363
BorgWarner Inc.	23,199	1,029,572
Commercial Vehicle Group Inc.(a)	4,015	37,540
Cooper Tire & Rubber Co.	11,818	92,653
Dana Holding Corp.(a)	19,623	104,983
Dorman Products Inc.(a)	2,175	17,530
Exide Technologies Inc.(a)	14,533	243,573
Federal Mogul Corp. Class A(a)	4,503	72,633
Fuel Systems Solutions Inc.(a)	2,396	92,246
Goodyear Tire & Rubber Co. (The)(a)	48,057	856,856
Hayes Lemmerz International Inc.(a)	20,717	58,836
Johnson Controls Inc.	117,032	3,356,478
Lear Corp.(a)	12,706	180,171
Modine Manufacturing Co.	6,207	76,781
Spartan Motors Inc.	6,164	46,045
Superior Industries International Inc.	4,375	73,850
Tenneco Inc.(a)	9,305	125,897
Titan International Inc.	5,266	187,575
TRW Automotive Holdings Corp.(a)	9,388	173,396
Visteon Corp.(a)	24,887	65,453
WABCO Holdings Inc.	13,006	604,259
Wonder Auto Technology Inc.(a)	2,913	20,478

		8,579,659
BANKS—3.78%
AMCORE Financial Inc.	4,482	25,368
Ameris Bancorp	2,652	23,072
Ames National Corp.	1,278	21,381
Arrow Financial Corp.	1,809	32,797
Associated Banc-Corp.	25,186	485,838
BancFirst Corp.	1,527	65,356
Banco Latinoamericano de Exportaciones SA Class E	5,213	84,398
BancorpSouth Inc.	16,216	283,618
BancTrust Financial Group Inc.	3,478	22,920
Bank Mutual Corp.	10,597	106,394
Bank of America Corp.	903,899	21,576,069
Bank of Hawaii Corp.	9,686	462,991
Bank of New York Mellon Corp. (The)	226,782	8,579,163
Bank of the Ozarks Inc.	2,340	34,772

Banner Corp.	2,912	25,800
BB&T Corp.	108,995	2,481,816
BOK Financial Corp.	4,464	238,601
Boston Private Financial Holdings Inc.	7,102	40,268
Bryn Mawr Bank Corp.	1,364	23,870
Camden National Corp.	1,525	35,502
Capital City Bank Group Inc.(b)	2,429	52,855
Capitol Bancorp Ltd.	2,732	24,506
Cardinal Financial Corp.	4,789	29,979
Cascade Bancorp(b)	4,305	33,149
Cass Information Systems Inc.	1,326	42,472
Cathay General Bancorp	9,804	106,569
Centerstate Banks of Florida Inc.	1,829	20,174
Central Pacific Financial Corp.	5,891	62,798
Chemical Financial Corp.	4,750	96,900
Citizens & Northern Corp.	1,777	29,427
Citizens Republic Bancorp Inc.	16,573	46,736
City Bank	2,858	24,579
City Holding Co.	3,283	133,848
City National Corp.	7,982	335,803
CoBiz Financial Inc.	3,546	23,333
Colonial BancGroup Inc. (The)(b)	40,163	177,520
Columbia Banking System Inc.	3,423	66,167
Comerica Inc.	31,186	799,297
Commerce Bancshares Inc.	11,703	464,141
Community Bank System Inc.	5,768	118,936
Community Trust Bancorp Inc.	2,916	76,574
Corus Bankshares Inc.(b)	7,457	31,021
Cullen/Frost Bankers Inc.	11,693	582,896
CVB Financial Corp.	12,706	119,945
Discover Financial Services LLC	95,419	1,256,668
East West Bancorp Inc.(b)	12,173	85,941
Encore Bancshares Inc.(a)	1,277	19,985
Enterprise Financial Services Corp.(b)	1,977	37,266
F.N.B. Corp. (Pennsylvania)	16,460	193,899
Farmers Capital Bank Corp.	1,231	21,690
Fifth Third Bancorp	99,628	1,014,213
Financial Institutions Inc.	2,175	34,930
First Bancorp (North Carolina)	2,305	29,135
First BanCorp (Puerto Rico)	17,892	113,435
First Bancorp Inc. (Maine)	1,716	23,423
First Busey Corp. Class A(b)	6,222	82,255
First Citizens BancShares Inc. Class A	1,213	169,201
First Commonwealth Financial Corp.	14,178	132,281
First Community Bancshares Inc.	1,928	54,370
First Financial Bancorp	6,365	58,558
First Financial Bankshares Inc.(b)	3,973	182,003
First Financial Corp.	2,526	77,321
First Horizon National Corp.	38,667	287,296
First Merchants Corp.	3,512	63,743
First Midwest Bancorp Inc.	9,830	183,329
1st Source Corp.	2,940	47,334
First South Bancorp Inc.(b)	1,628	20,969
FirstMerit Corp.	15,896	259,264
Frontier Financial Corp.(b)	8,077	68,816
Fulton Financial Corp.	33,926	340,956
Glacier Bancorp Inc.	10,099	161,483
Green Bancshares Inc.	2,239	31,391
Guaranty Bancorp(a)	10,573	38,063
Hancock Holding Co.	5,127	201,440
Hanmi Financial Corp.	7,722	40,232
Harleysville National Corp.	6,207	69,270
Heartland Financial USA Inc.	2,431	44,220

Heritage Commerce Corp.	2,737	27,096
Home Bancshares Inc.	2,203	49,523
Huntington Bancshares Inc.	71,341	411,638
IBERIABANK Corp.	2,223	98,857
Independent Bank Corp. (Massachusetts)	3,605	85,943
Integra Bank Corp.	3,976	31,132
International Bancshares Corp.	9,813	209,704
KeyCorp	79,038	867,837
Lakeland Bancorp Inc.(b)	3,828	46,625
Lakeland Financial Corp.	2,334	44,533
M&T Bank Corp.	13,035	919,489
MainSource Financial Group Inc.	3,590	55,645
Marshall & Ilsley Corp.	50,797	778,718
MB Financial Inc.	6,987	156,998
Midwest Banc Holdings Inc.	4,571	22,261
Nara Bancorp Inc.	4,288	46,010
National City Corp.(b)	150,783	719,235
National Penn Bancshares Inc.	15,561	206,650
NBT Bancorp Inc.	6,519	134,357
Northern Trust Corp.	43,438	2,978,544
Northfield Bancorp Inc.(a)	3,910	42,032
Old National Bancorp	12,725	181,458
Old Second Bancorp Inc.	2,508	29,143
Oriental Financial Group Inc.	3,966	56,555
Pacific Capital Bancorp	9,008	124,130
Pacific Continental Corp.	2,115	23,244
PacWest Bancorp	4,961	73,820
Park National Corp.(b)	2,749	148,171
Peapack-Gladstone Financial Corp.	1,645	36,141
Pennsylvania Commerce Bancorp Inc.(a)	1,026	24,675
Peoples Bancorp Inc.	2,018	38,302
Pinnacle Financial Partners Inc.(a)	4,349	87,371
PNC Financial Services Group Inc. (The)	68,572	3,915,461
Popular Inc.(b)	54,524	359,313
PremierWest Bancorp	3,838	22,414
PrivateBancorp Inc.(b)	3,616	109,854
Prosperity Bancshares Inc.	7,713	206,168
Provident Bankshares Corp.	6,174	39,390
Regions Financial Corp.	139,734	1,524,498
Renasant Corp.	5,144	75,771
Republic Bancorp Inc. Class A	1,901	46,765
S&T Bancorp Inc.	4,748	137,977
Sandy Spring Bancorp Inc.	3,014	49,972
Santander BanCorp	839	8,902
SCBT Financial Corp.	2,145	61,261
Seacoast Banking Corp. of Florida	2,844	22,069
Shore Bancshares Inc.	1,664	31,150
Sierra Bancorp(b)	1,453	23,974
Signature Bank(a)	5,689	146,549
Simmons First National Corp. Class A	2,710	75,799
Smithtown Bancorp Inc.	1,951	31,704
South Financial Group Inc. (The)	15,909	62,363
Southside Bancshares Inc.	3,307	60,981
Southwest Bancorp Inc.	2,741	31,521
State Bancorp Inc.	2,838	35,475
State Street Corp.	77,503	4,959,417
Stellar One Corp.	4,477	65,364
Sterling Bancorp	3,578	42,757
Sterling Bancshares Inc.	14,255	129,578
Sterling Financial Corp. (Washington)	9,820	40,655
Suffolk Bancorp	1,929	56,674
Sun Bancorp Inc. (New Jersey)(a)	3,608	36,621
SunTrust Banks Inc.	71,011	2,572,018

Susquehanna Bancshares Inc.	16,521	226,173
SVB Financial Group(a)(b)	6,174	297,031
SY Bancorp Inc.	2,354	50,281
Synovus Financial Corp.	55,062	480,691
TCF Financial Corp.	25,207	303,240
Texas Capital Bancshares Inc.(a)	4,488	71,808
Tompkins Financial Corp.	1,263	46,984
TowneBank	4,117	62,002
TriCo Bancshares	2,690	29,455
TrustCo Bank Corp. NY	14,388	106,759
Trustmark Corp.	10,637	187,743
U.S. Bancorp	345,008	9,622,273
UCBH Holdings Inc.	19,779	44,503
UMB Financial Corp.	6,181	316,900
Umpqua Holdings Corp.	13,431	162,918
Union Bankshares Corp.	2,642	39,339
UnionBanCal Corp.	9,408	380,271
United Bancshares Inc.	7,618	174,833
United Community Banks Inc.(b)	8,039	68,573
United Security Bancshares(b)	1,566	22,770
Univest Corp. of Pennsylvania	2,483	49,312
Valley National Bancorp	24,716	389,771
W Holding Co. Inc.	21,917	17,534
Wachovia Corp.	428,168	6,649,449
Washington Trust Bancorp Inc.	2,188	43,104
Webster Financial Corp.	10,779	200,489
Wells Fargo & Co.	654,805	15,551,619
WesBanco Inc.	4,863	83,400
West Bancorporation	3,452	30,032
West Coast Bancorp	3,007	26,071
Westamerica Bancorporation	5,984	314,699
Western Alliance Bancorporation(a)(b)	3,173	24,622
Whitney Holding Corp.	13,432	245,806
Wilmington Trust Corp.	13,420	354,825
Wilshire Bancorp Inc.	3,381	28,975
Wintrust Financial Corp.	4,624	110,282
Yadkin Valley Financial Corp.	2,271	27,138
Zions Bancorporation	21,276	669,981

		104,843,907
BEVERAGES—2.15%
Anheuser-Busch Companies Inc.	141,818	8,809,734
Boston Beer Co. Inc. Class A(a)	1,727	70,254
Brown-Forman Corp. Class B	16,502	1,247,056
Coca-Cola Bottling Co. Consolidated	1,293	47,815
Coca-Cola Co. (The)	460,539	23,938,817
Coca-Cola Enterprises Inc.	62,252	1,076,960
Constellation Brands Inc. Class A(a)	37,615	747,034
Dr. Pepper Snapple Group Inc.(a)	49,827	1,045,370
Farmer Brothers Co.	1,293	27,347
Green Mountain Coffee Roasters Inc.(a)(b)	3,382	127,062
Hansen Natural Corp.(a)(b)	14,046	404,806
Molson Coors Brewing Co. Class B	23,034	1,251,437
National Beverage Corp.	1,965	14,286
Peet’s Coffee & Tea Inc.(a)	2,533	50,204
Pepsi Bottling Group Inc.	27,505	767,940
PepsiAmericas Inc.	11,640	230,239
PepsiCo Inc.	314,469	19,997,084

		59,853,445
BIOTECHNOLOGY—1.42%
Abraxis BioScience Inc.(a)	1,213	76,977
Acorda Therapeutics Inc.(a)	6,145	201,740

Affymax Inc.(a)	815	12,967
Affymetrix Inc.(a)	13,515	139,069
Alexion Pharmaceuticals Inc.(a)	7,589	550,202
AMAG Pharmaceuticals Inc.(a)	3,226	110,007
American Oriental Bioengineering Inc.(a)	10,478	103,418
Amgen Inc.(a)	215,553	10,165,479
Arena Pharmaceuticals Inc.(a)(b)	13,885	72,063
ARIAD Pharmaceuticals Inc.(a)	13,161	31,586
ArQule Inc.(a)	8,008	26,026
AVANT Immunotherapeutics Inc.(a)	2,960	43,098
Biogen Idec Inc.(a)	57,281	3,201,435
BioMimetic Therapeutics Inc.(a)	2,057	24,519
Bio-Rad Laboratories Inc. Class A(a)	3,687	298,241
Cambrex Corp.(a)	5,489	32,220
Celera Group(a)	16,895	191,927
Celgene Corp.(a)	86,419	5,519,582
Cell Genesys Inc.(a)	13,979	36,345
Charles River Laboratories International Inc.(a)	13,529	864,774
Cougar Biotechnology Inc.(a)	2,957	70,465
CryoLife Inc.(a)	7,134	81,613
Cytokinetics Inc.(a)	6,235	23,132
Cytori Therapeutics Inc.(a)	3,948	25,583
Enzo Biochem Inc.(a)	5,947	66,725
Enzon Pharmaceuticals Inc.(a)(b)	8,439	60,086
Exelixis Inc.(a)	20,204	101,020
Genentech Inc.(a)	92,164	6,995,248
Genomic Health Inc.(a)	2,532	48,488
Genzyme Corp.(a)	52,874	3,807,985
Geron Corp.(a)	13,964	48,176
GTx Inc.(a)(b)	3,225	46,279
Halozyme Therapeutics Inc.(a)	12,341	66,395
Human Genome Sciences Inc.(a)	26,670	138,951
Idera Pharmaceuticals Inc.(a)	4,073	59,507
Illumina Inc.(a)	11,117	968,402
ImmunoGen Inc.(a)	8,506	26,028
Immunomedics Inc.(a)	11,124	23,694
Incyte Corp.(a)(b)	16,097	122,498
Integra LifeSciences Holdings Corp.(a)	3,453	153,589
InterMune Inc.(a)(b)	5,822	76,385
Invitrogen Corp.(a)(b)	18,411	722,816
Lexicon Pharmaceuticals Inc.(a)	15,919	25,470
Marshall Edwards Inc.(a)	3,836	9,859
Martek Biosciences Corp.(a)	6,176	208,193
Maxygen Inc.(a)	4,670	15,831
Medivation Inc.(a)(b)	4,138	48,953
Millipore Corp.(a)	10,626	721,080
Molecular Insight Pharmaceuticals Inc.(a)	961	5,295
Momenta Pharmaceuticals Inc.(a)	4,540	55,842
Myriad Genetics Inc.(a)(b)	8,438	384,098
Nanosphere Inc.(a)	1,423	11,185
Nektar Therapeutics(a)	17,570	58,859
Novavax Inc.(a)	10,340	25,747
Omrix Biopharmaceuticals Inc.(a)	2,840	44,702
Optimer Pharmaceuticals Inc.(a)	4,793	38,871
Orexigen Therapeutics Inc.(a)	3,891	30,700
PDL BioPharma Inc.	22,845	242,614
Protalix BioTherapeutics Inc.(a)	479	1,298
Regeneron Pharmaceuticals Inc.(a)	12,280	177,323
Repligen Corp.(a)	6,156	29,056
Rexahn Pharmaceuticals Inc.(a)	5,790	18,760
RTI Biologics Inc.(a)	8,880	77,700
Sangamo BioSciences Inc.(a)	7,259	72,227
Savient Pharmaceuticals Inc.(a)	10,177	257,478

Seattle Genetics Inc.(a)	11,382	96,292
Sequenom Inc.(a)	9,002	143,672
Tercica Inc.(a)	6,362	56,176
Third Wave Technologies Inc.(a)	8,740	97,538
Vertex Pharmaceuticals Inc.(a)	28,447	952,121
XOMA Ltd.(a)	25,232	42,642

		39,384,322
BUILDING MATERIALS—0.17%
AAON Inc.	2,706	52,118
Apogee Enterprises Inc.	5,512	89,074
Armstrong World Industries Inc.	3,724	108,815
Builders FirstSource Inc.(a)(b)	2,929	15,553
China Architectural Engineering Inc.(a)(b)	3,836	37,478
Comfort Systems USA Inc.	7,851	105,517
Drew Industries Inc.(a)	3,480	55,506
Eagle Materials Inc.	8,902	225,488
Interline Brands Inc.(a)	5,300	84,429
Lennox International Inc.	10,228	296,203
LSI Industries Inc.	3,519	28,574
Martin Marietta Materials Inc.(b)	8,333	863,215
Masco Corp.	71,714	1,128,061
NCI Building Systems Inc.(a)	3,862	141,851
Owens Corning(a)	15,117	343,912
Quanex Building Products Corp.	7,329	108,909
Simpson Manufacturing Co. Inc.(b)	7,328	173,967
Texas Industries Inc.	4,631	259,938
Trex Co. Inc.(a)(b)	2,289	26,850
U.S. Concrete Inc.(a)	6,516	31,016
Universal Forest Products Inc.	3,195	95,722
USG Corp.(a)(b)	13,337	394,375

		4,666,571
CHEMICALS—1.88%
A. Schulman Inc.	5,167	118,996
Aceto Corp.	4,847	37,031
Air Products and Chemicals Inc.	41,767	4,129,086
Airgas Inc.	16,416	958,530
Albemarle Corp.	18,133	723,688
American Vanguard Corp.	3,489	42,915
Arch Chemicals Inc.	4,655	154,313
Ashland Inc.	12,478	601,440
Balchem Corp.	3,422	79,151
Cabot Corp.	13,271	322,618
Celanese Corp. Class A	29,933	1,366,741
CF Industries Holdings Inc.	11,177	1,707,846
Chemtura Corp.	47,389	276,752
Cytec Industries Inc.	9,445	515,319
Dow Chemical Co. (The)	184,473	6,439,952
E.I. du Pont de Nemours and Co.	178,581	7,659,339
Eastman Chemical Co.	15,114	1,040,750
Ecolab Inc.	34,785	1,495,407
Ferro Corp.	8,312	155,933
FMC Corp.	15,071	1,167,098
H.B. Fuller Co.	11,977	268,764
Hercules Inc.	22,875	387,274
Huntsman Corp.	32,167	366,704
ICO Inc.(a)	5,490	33,050
Innophos Holdings Inc.	2,071	66,168
Innospec Inc.	4,600	86,572
International Flavors & Fragrances Inc.	16,111	629,296
Intrepid Potash Inc.(a)	6,842	450,067
Landec Corp.(a)	4,166	26,954

Lubrizol Corp.	13,581	629,208
Minerals Technologies Inc.	4,097	260,528
Mosaic Co. (The)(a)	30,630	4,432,161
NewMarket Corp.	2,930	194,054
NL Industries Inc.	1,370	13,056
Olin Corp.	14,695	384,715
OM Group Inc.(a)	5,903	193,559
Penford Corp.	2,227	33,138
PolyOne Corp.(a)	17,817	124,184
PPG Industries Inc.	32,626	1,871,754
Praxair Inc.	62,082	5,850,608
Quaker Chemical Corp.	2,037	54,306
Rockwood Holdings Inc.(a)	8,265	287,622
Rohm and Haas Co.	26,267	1,219,839
RPM International Inc.	23,679	487,787
Sensient Technologies Corp.	9,460	266,394
ShengdaTech Inc.(a)(b)	5,479	54,406
Sherwin-Williams Co. (The)	20,339	934,170
Sigma-Aldrich Corp.	25,830	1,391,204
Solutia Inc.(a)	12,047	154,443
Spartech Corp.	6,123	57,740
Stepan Co.	1,193	54,425
Symyx Technologies Inc.(a)	6,371	44,470
Terra Industries Inc.	18,200	898,170
Valhi Inc.(b)	1,293	35,234
Valspar Corp. (The)	20,092	379,940
W.R. Grace & Co.(a)	13,822	324,679
Westlake Chemical Corp.	3,676	54,625
Zep Inc.	4,185	62,273
Zoltek Companies Inc.(a)(b)	4,744	115,042

		52,171,488
COAL—0.58%
Alpha Natural Resources Inc.(a)	14,008	1,460,894
Arch Coal Inc.	28,388	2,129,952
CONSOL Energy Inc.	36,095	4,055,995
Foundation Coal Holdings Inc.	8,903	788,628
International Coal Group Inc.(a)(b)	24,347	317,728
James River Coal Co.(a)	5,022	294,741
Massey Energy Co.	15,972	1,497,375
National Coal Corp.(a)	5,090	45,148
Patriot Coal Corp.(a)	5,150	789,444
Peabody Energy Corp.	53,833	4,739,996
Westmoreland Coal Co.(a)	1,885	39,792

		16,159,693
COMMERCIAL SERVICES—1.84%
Aaron Rents Inc.	8,856	197,754
ABM Industries Inc.	8,298	184,630
Accenture Ltd.	117,931	4,802,150
Administaff Inc.	4,480	124,947
Advance America Cash Advance Centers Inc.	12,785	64,948
Advisory Board Co. (The)(a)	3,620	142,375
Albany Molecular Research Inc.(a)	4,969	65,939
Alliance Data Systems Corp.(a)	15,491	876,016
American Public Education Inc.(a)	2,184	85,263
AMN Healthcare Services Inc.(a)	6,647	112,467
Apollo Group Inc. Class A(a)	26,823	1,187,186
Arbitron Inc.	5,940	282,150
Avis Budget Group Inc.(a)	20,049	167,810
Bankrate Inc.(a)(b)	2,157	84,274
BearingPoint Inc.(a)	38,625	31,672
Bowne & Co. Inc.	5,284	67,371

Capella Education Co.(a)	2,823	168,392
Cardtronics Inc.(a)	3,702	32,837
Career Education Corp.(a)(b)	18,544	270,928
CBIZ Inc.(a)	9,090	72,265
CDI Corp.	2,470	62,837
Cenveo Inc.(a)	10,287	100,504
Chemed Corp.	4,658	170,529
China Direct Inc.(a)	1,353	9,931
ChoicePoint Inc.(a)	12,194	587,751
Coinstar Inc.(a)	5,326	174,213
Compass Diversified Holdings	4,012	45,857
Consolidated Graphics Inc.(a)	2,012	99,131
Convergys Corp.(a)	25,136	373,521
Corinthian Colleges Inc.(a)	16,597	192,691
Cornell Companies Inc.(a)	2,039	49,160
Corporate Executive Board Co. (The)	7,140	300,237
Corrections Corp. of America(a)	23,932	657,412
CorVel Corp.(a)	1,459	49,416
CoStar Group Inc.(a)(b)	4,287	190,557
CRA International Inc.(a)	2,242	81,048
Cross Country Healthcare Inc.(a)	6,141	88,492
Deluxe Corp.	9,940	177,131
DeVry Inc.	12,150	651,483
Dollar Financial Corp.(a)	4,505	68,071
Dollar Thrifty Automotive Group Inc.(a)	4,540	42,903
DynCorp International Inc.(a)	4,868	73,750
Electro Rent Corp.	3,398	42,611
Emergency Medical Services Corp. Class A(a)	1,776	40,191
Equifax Inc.	26,122	878,222
Euronet Worldwide Inc.(a)	9,106	153,891
ExlService Holdings Inc.(a)	4,331	60,764
Exponent Inc.(a)	2,845	89,361
First Advantage Corp. Class A(a)	1,424	22,570
Forrester Research Inc.(a)	2,896	89,428
FTI Consulting Inc.(a)	9,906	678,165
Gartner Inc.(a)	11,737	243,191
Genpact Ltd.(a)	12,094	180,442
GEO Group Inc. (The)(a)	10,118	227,655
Gevity HR Inc.	4,681	25,184
Global Cash Access Inc.(a)	8,460	58,036
Great Lakes Dredge & Dock Corp.	6,827	41,713
H&E Equipment Services Inc.(a)	3,413	41,024
H&R Block Inc.	63,528	1,359,499
Hackett Group Inc. (The)(a)	8,163	46,856
Healthcare Services Group Inc.	8,011	121,847
HealthSpring Inc.(a)	9,159	154,604
Heartland Payment Systems Inc.	4,840	114,224
Heidrick & Struggles International Inc.	3,451	95,386
Hertz Global Holdings Inc.(a)	63,180	606,528
Hewitt Associates Inc. Class A(a)	19,311	740,191
Hill International Inc.(a)	4,642	76,314
Hillenbrand Inc.	12,004	256,886
HMS Holdings Corp.(a)	4,901	105,224
Hudson Highland Group Inc.(a)	4,753	49,764
Huron Consulting Group Inc.(a)	3,697	167,622
ICF International Inc.(a)	1,318	21,905
ICT Group Inc.(a)	1,552	12,726
Integrated Electrical Services Inc.(a)	2,648	45,546
Interactive Data Corp.	6,911	173,673
Iron Mountain Inc.(a)	35,461	941,490
ITT Educational Services Inc.(a)	7,988	660,048
Jackson Hewitt Tax Service Inc.	5,828	71,218
K12 Inc.(a)	1,389	29,766

Kelly Services Inc. Class A	4,463	86,270
Kendle International Inc.(a)	2,430	88,282
Kenexa Corp.(a)	5,110	96,272
Kforce Inc.(a)	6,203	52,663
Korn/Ferry International(a)	9,183	144,449
Landauer Inc.	1,757	98,814
Learning Tree International Inc.(a)	1,771	30,284
LECG Corp.(a)	4,754	41,550
Lincoln Educational Services Corp.(a)	896	10,420
Live Nation Inc.(a)	14,198	150,215
Manpower Inc.	15,689	913,727
MAXIMUS Inc.	4,195	146,070
McGrath RentCorp	4,879	119,975
McKesson Corp.	54,909	3,069,962
Michael Baker Corp.(a)	1,385	30,304
Midas Inc.(a)	2,833	38,245
Monro Muffler Brake Inc.	3,641	56,399
Monster Worldwide Inc.(a)(b)	24,649	508,016
Moody’s Corp.	40,121	1,381,767
Morningstar Inc.(a)	3,132	225,598
MPS Group Inc.(a)	19,698	209,390
Multi-Color Corp.	1,579	33,143
National Research Corp.	338	8,947
Navigant Consulting Inc.(a)	9,512	186,055
Net 1 UEPS Technologies Inc.(a)	8,319	202,152
Odyssey Marine Exploration Inc.(a)	7,878	31,197
On Assignment Inc.(a)	6,731	53,983
PAREXEL International Corp.(a)	11,046	290,620
PeopleSupport Inc.(a)	4,513	38,360
Pharmaceutical Product Development Inc.	20,983	900,171
PharmaNet Development Group Inc.(a)	3,577	56,409
PHH Corp.(a)	10,254	157,399
Pre-Paid Legal Services Inc.(a)	1,722	69,948
PRG-Schultz International Inc.(a)	2,972	27,967
Princeton Review Inc. (The)(a)	2,650	17,914
Protection One Inc.(a)	1,254	10,534
Providence Service Corp. (The)(a)	3,058	64,554
Quanta Services Inc.(a)	34,040	1,132,511
R.R. Donnelley & Sons Co.	42,093	1,249,741
Rent-A-Center Inc.(a)	14,146	290,983
Resources Connection Inc.	9,396	191,209
Riskmetrics Group Inc.(a)	4,128	81,074
Robert Half International Inc.	28,908	692,925
Rollins Inc.	8,164	120,990
RSC Holdings Inc.(a)(b)	9,433	87,350
SAIC Inc.(a)	36,737	764,497
Service Corp. International	52,850	521,101
Sotheby’s Holdings Inc. Class A	12,854	338,960
Spherion Corp.(a)	10,809	49,938
Standard Parking Corp.(a)	1,947	35,435
Steiner Leisure Ltd.(a)	3,267	92,619
Stewart Enterprises Inc. Class A	18,057	130,010
Strayer Education Inc.	2,851	596,059
SuccessFactors Inc.(a)(b)	4,236	46,384
Team Inc.(a)	3,034	104,127
TeleTech Holdings Inc.(a)	8,010	159,880
TNS Inc.(a)	4,636	111,079
TrueBlue Inc.(a)	8,894	117,490
United Rentals Inc.(a)	16,550	324,545
Universal Technical Institute Inc.(a)	4,507	56,157
Valassis Communications Inc.(a)	9,170	114,808
Viad Corp.	4,122	106,306
Visa Inc. Class A(a)	88,759	7,216,994

VistaPrint Ltd.(a)(b)	8,478	226,871
Volt Information Sciences Inc.(a)	2,720	32,395
Watson Wyatt Worldwide Inc.	8,401	444,329
Weight Watchers International Inc.	6,985	248,736
Western Union Co.	146,713	3,626,745
Wright Express Corp.(a)	7,920	196,416

		51,148,453
COMPUTERS—4.42%
Affiliated Computer Services Inc. Class A(a)	18,220	974,588
Agilysys Inc.	5,910	67,019
Ansoft Corp.(a)	3,255	118,482
Apple Inc.(a)	174,798	29,268,177
Brocade Communications Systems Inc.(a)	74,333	612,504
CACI International Inc. Class A(a)	6,143	281,165
Cadence Design Systems Inc.(a)	54,325	548,682
CIBER Inc.(a)	10,402	64,596
Cognizant Technology Solutions Corp.(a)	57,297	1,862,725
Cogo Group Inc.(a)	3,764	34,290
Compellent Technologies Inc.(a)	1,298	14,719
Computer Sciences Corp.(a)	29,965	1,403,561
COMSYS IT Partners Inc.(a)	3,275	29,868
Cray Inc.(a)	6,216	28,842
Data Domain Inc.(a)	6,550	152,811
Dell Inc.(a)	359,975	7,876,253
Diebold Inc.	12,833	456,598
Digimarc Corp.(a)	4,010	56,782
DST Systems Inc.(a)	9,071	499,359
Echelon Corp.(a)	5,737	62,533
Electronic Data Systems Corp.	105,473	2,598,855
Electronics For Imaging Inc.(a)	10,890	158,994
EMC Corp.(a)	409,866	6,020,932
FactSet Research Systems Inc.	8,369	471,677
Furmanite Corp.(a)	7,222	57,632
Hewlett-Packard Co.	488,881	21,613,429
Hutchinson Technology Inc.(a)	4,990	67,066
iGATE Corp.(a)	4,188	34,048
IHS Inc. Class A(a)	8,585	597,516
Imation Corp.	6,741	154,504
Immersion Corp.(a)	5,702	38,831
Integral Systems Inc.	2,130	82,431
International Business Machines Corp.	272,315	32,277,497
Intervoice Inc.(a)	7,442	42,419
Isilon Systems Inc.(a)(b)	1,629	7,233
Jack Henry & Associates Inc.	15,481	335,009
Lexmark International Inc. Class A(a)	18,452	616,850
Limelight Networks Inc.(a)	3,568	13,630
Magma Design Automation Inc.(a)	8,144	49,434
Manhattan Associates Inc.(a)	5,167	122,613
Maxwell Technologies Inc.(a)	3,617	38,413
Mentor Graphics Corp.(a)	17,301	273,356
Mercury Computer Systems Inc.(a)	4,260	32,078
MICROS Systems Inc.(a)	15,968	486,864
MTS Systems Corp.	3,402	122,064
NCI Inc. Class A(a)	1,290	29,515
NCR Corp.(a)	33,178	836,086
Ness Technologies Inc.(a)	6,544	66,225
NetApp Inc.(a)	67,672	1,465,776
Netezza Corp.(a)	7,820	89,774
NetScout Systems Inc.(a)	5,840	62,371
Palm Inc.(b)	20,342	109,643
Perot Systems Corp. Class A(a)	16,732	251,147
Quantum Corp.(a)	37,557	50,702

Rackable Systems Inc.(a)	5,480	73,432
Radiant Systems Inc.(a)	5,032	53,993
RadiSys Corp.(a)	4,210	38,143
Rimage Corp.(a)	1,939	24,024
Riverbed Technology Inc.(a)	11,118	152,539
SanDisk Corp.(a)	45,597	852,664
Seagate Technology	96,000	1,836,480
SI International Inc.(a)	2,507	52,497
Sigma Designs Inc.(a)(b)	5,755	79,937
Silicon Storage Technology Inc.(a)	17,477	48,411
SMART Modular Technologies (WWH) Inc.(a)	9,606	36,791
SRA International Inc. Class A(a)	7,916	177,793
STEC Inc.(a)	6,196	63,633
Stratasys Inc.(a)	3,948	72,880
Sun Microsystems Inc.(a)	157,308	1,711,511
Super Micro Computer Inc.(a)	1,764	13,018
Sykes Enterprises Inc.(a)	6,241	117,705
Synaptics Inc.(a)(b)	5,110	192,800
Synopsys Inc.(a)	29,329	701,256
Syntel Inc.	2,410	81,265
Teradata Corp.(a)	35,524	822,025
3D Systems Corp.(a)	3,407	32,366
3PAR Inc.(a)	4,292	33,649
Tyler Technologies Inc.(a)	7,461	101,246
Unisys Corp.(a)	68,185	269,331
Virtusa Corp.(a)	840	8,509
Western Digital Corp.(a)	43,730	1,509,997

		122,846,063
COSMETICS & PERSONAL CARE—1.75%
Alberto-Culver Co.	16,462	432,457
Avon Products Inc.	84,612	3,047,724
Bare Escentuals Inc.(a)(b)	12,024	225,210
Chattem Inc.(a)	3,246	211,152
Colgate-Palmolive Co.	100,683	6,957,195
Elizabeth Arden Inc.(a)	4,669	70,875
Estee Lauder Companies Inc. (The) Class A	19,409	901,548
Inter Parfums Inc.	2,469	37,035
Procter & Gamble Co. (The)	605,309	36,808,840

		48,692,036
DISTRIBUTION & WHOLESALE—0.26%
Beacon Roofing Supply Inc.(a)(b)	8,566	90,885
BMP Sunstone Corp.(a)(b)	6,077	34,639
Brightpoint Inc.(a)	9,743	71,124
Central European Distribution Corp.(a)(b)	7,334	543,816
Chindex International Inc.(a)	2,190	32,127
Core-Mark Holding Co. Inc.(a)	1,753	45,929
Fastenal Co.	25,286	1,091,344
Genuine Parts Co.	32,480	1,288,806
Houston Wire & Cable Co.	3,221	64,098
Ingram Micro Inc. Class A(a)	33,334	591,678
LKQ Corp.(a)	26,857	485,306
MWI Veterinary Supply Inc.(a)	1,630	53,969
Owens & Minor Inc.	7,975	364,378
Pool Corp.(b)	9,449	167,814
ScanSource Inc.(a)(b)	4,936	132,087
Tech Data Corp.(a)	10,841	367,401
United Stationers Inc.(a)	4,629	171,042

W.W. Grainger Inc.	15,167	1,240,661
Watsco Inc.	4,387	183,377
WESCO International Inc.(a)	8,246	330,170

		7,350,651

DIVERSIFIED FINANCIAL SERVICES—4.54%
Advanta Corp. Class B	7,107	44,703
Affiliated Managers Group Inc.(a)	8,100	729,486
American Express Co.	199,587	7,518,442
AmeriCredit Corp.(a)	23,119	199,286
Ameriprise Financial Inc.	43,985	1,788,870
Ampal-American Israel Corp. Class A(a)	3,398	15,325
Asset Acceptance Capital Corp.	3,241	39,605
BGC Partners Inc. Class A(a)	6,620	49,981
BlackRock Inc.	3,458	612,066
Broadpoint Securities Group Inc.(a)	4,790	9,580
Calamos Asset Management Inc. Class A	4,469	76,107
Capital One Financial Corp.	74,388	2,827,488
Charles Schwab Corp. (The)	185,470	3,809,554
CIT Group Inc.	56,363	383,832
Citigroup Inc.	1,079,403	18,090,794
CME Group Inc.	10,852	4,158,378
Cohen & Steers Inc.	3,398	88,246
CompuCredit Corp.(a)(b)	3,895	23,370
Credit Acceptance Corp.(a)(b)	978	24,998
Diamond Hill Investment Group Inc.(a)	409	34,151
Doral Financial Corp.(a)	1,066	14,434
Duff & Phelps Corp. Class A(a)	1,814	30,040
E*TRADE Financial Corp.(a)(b)	88,659	278,389
Eaton Vance Corp.	20,344	808,877
Encore Capital Group Inc.(a)	3,078	27,179
Epoch Holding Corp.	1,664	15,159
Evercore Partners Inc. Class A	1,677	15,931
FBR Capital Markets Corp.(a)	5,980	30,079
FCStone Group Inc.(a)	4,500	125,685
Federal Agricultural Mortgage Corp.	1,980	49,064
Federal Home Loan Mortgage Corp.	128,224	2,102,874
Federal National Mortgage Association	211,021	4,117,020
Federated Investors Inc. Class B	16,970	584,107
Financial Federal Corp.	5,155	113,204
First Marblehead Corp. (The)	11,984	30,799
Franklin Resources Inc.	30,555	2,800,366
Friedman, Billings, Ramsey Group Inc. Class A	30,884	46,326
GAMCO Investors Inc. Class A	1,054	52,299
GFI Group Inc.	12,772	115,076
GLG Partners Inc.(b)	7,988	62,306
Goldman Sachs Group Inc. (The)	78,156	13,669,484
Greenhill & Co. Inc.(b)	3,650	196,589
IndyMac Bancorp Inc.(b)	15,760	8,826
Interactive Brokers Group Inc.(a)	8,037	258,229
IntercontinentalExchange Inc.(a)	13,963	1,591,782
International Assets Holding Corp.(a)	837	25,160
Invesco Ltd.	76,792	1,841,472
Investment Technology Group Inc.(a)	8,803	294,548
Janus Capital Group Inc.	32,765	867,290
Jefferies Group Inc.(b)	27,213	457,723
JPMorgan Chase & Co.	684,521	23,485,916
KBW Inc.(a)(b)	5,612	115,495
Knight Capital Group Inc. Class A(a)	19,942	358,557
LaBranche & Co. Inc.(a)	10,190	72,145
Landenburg Thalmann Financial Services Inc.(a)	18,762	28,331
Lazard Ltd. Class A	10,157	346,862
Legg Mason Inc.	27,590	1,202,096
Lehman Brothers Holdings Inc.	109,770	2,174,544
MarketAxess Holdings Inc.(a)	5,948	44,967
Merrill Lynch & Co. Inc.	194,858	6,178,947

MF Global Ltd.(a)	19,105	120,553
Morgan Stanley	219,558	7,919,457
NASDAQ OMX Group Inc. (The)(a)	27,510	730,390
National Financial Partners Corp.	7,398	146,628
Nelnet Inc. Class A	3,398	38,160
NewStar Financial Inc.(a)	2,651	15,667
NYMEX Holdings Inc.	18,791	1,587,464
NYSE Euronext Inc.	52,143	2,641,564
Ocwen Financial Corp.(a)	6,803	31,634
optionsXpress Holdings Inc.	8,366	186,896
Penson Worldwide Inc.(a)	2,788	33,317
Piper Jaffray Companies(a)	3,619	106,145
Portfolio Recovery Associates Inc.(a)(b)	3,064	114,900
Pzena Investment Management Inc.	1,202	15,338
Raymond James Financial Inc.	18,379	485,022
Sanders Morris Harris Group Inc.	3,563	24,157
SLM Corp.(a)	92,217	1,784,399
Stifel Financial Corp.(a)	4,299	147,843
Student Loan Corp. (The)	766	75,129
SWS Group Inc.	4,279	71,074
T. Rowe Price Group Inc.	51,489	2,907,584
TD Ameritrade Holding Corp.(a)	48,774	882,322
Thomas Weisel Partners Group Inc.(a)	4,136	22,624
TradeStation Group Inc.(a)	5,498	55,805
U.S. Global Investors Inc. Class A	2,263	37,905
Waddell & Reed Financial Inc. Class A	17,154	600,562
Westwood Holdings Group Inc.	1,063	42,307
World Acceptance Corp.(a)(b)	3,611	121,582

		126,108,867
ELECTRIC—3.68%
AES Corp. (The)(a)	132,455	2,544,461
Allegheny Energy Inc.	32,929	1,650,072
ALLETE Inc.	5,602	235,284
Alliant Energy Corp.	22,301	764,032
Ameren Corp.	41,280	1,743,254
American Electric Power Co. Inc.	79,360	3,192,653
Aquila Inc.(a)	74,509	280,899
Avista Corp.	10,111	216,982
Black Hills Corp.	7,447	238,751
Calpine Corp.(a)	70,193	1,583,554
CenterPoint Energy Inc.	64,213	1,030,619
Central Vermont Public Service Corp.	1,955	37,868
CH Energy Group Inc.	3,019	107,386
Cleco Corp.	11,822	275,807
CMS Energy Corp.	43,673	650,728
Consolidated Edison Inc.	53,665	2,097,765
Constellation Energy Group Inc.	35,737	2,934,008
Dominion Resources Inc.	114,599	5,442,307
DPL Inc.	22,161	584,607
DTE Energy Co.	32,291	1,370,430
Duke Energy Corp.	250,390	4,351,778
Dynegy Inc. Class A(a)	98,173	839,379
Edison International	64,369	3,307,279
El Paso Electric Co.(a)	8,774	173,725
Empire District Electric Co. (The)	6,488	120,288
Energy East Corp.	31,069	768,026
EnerNOC Inc.(a)(b)	717	12,870
Entergy Corp.	37,968	4,574,385
Exelon Corp.	130,066	11,700,737
FirstEnergy Corp.	60,519	4,982,529
FPL Group Inc.	80,629	5,287,650
Great Plains Energy Inc.	16,877	426,651

Hawaiian Electric Industries Inc.	16,183	400,206
IDACORP Inc.	8,757	252,990
Integrys Energy Group Inc.	14,916	758,180
ITC Holdings Corp.	9,509	486,005
MDU Resources Group Inc.	36,397	1,268,799
MGE Energy Inc.	4,998	163,035
Mirant Corp.(a)	41,051	1,607,147
Northeast Utilities	30,334	774,427
NorthWestern Corp.	8,306	211,139
NRG Energy Inc.(a)	46,775	2,006,647
NSTAR	21,171	716,003
OGE Energy Corp.	18,728	593,865
Ormat Technologies Inc.	3,332	163,868
Otter Tail Corp.	6,454	250,609
Pepco Holdings Inc.	39,931	1,024,230
PG&E Corp.	70,834	2,811,401
Pike Electric Corp.(a)	3,408	56,607
Pinnacle West Capital Corp.	19,768	608,261
PNM Resources Inc.	15,107	180,680
Portland General Electric Co.	12,399	279,225
PPL Corp.	73,962	3,865,994
Progress Energy Inc.	51,799	2,166,752
Public Service Enterprise Group Inc.	100,836	4,631,397
Puget Energy Inc.	25,388	609,058
Reliant Energy Inc.(a)	68,143	1,449,402
SCANA Corp.	23,530	870,610
Sierra Pacific Resources Corp.	46,961	596,874
Southern Co. (The)	152,113	5,311,786
Synthesis Energy Systems Inc.(a)	3,819	34,371
TECO Energy Inc.	42,131	905,395
U.S. Geothermal Inc.(a)	12,296	36,150
UIL Holdings Corp.	4,759	139,962
UniSource Energy Corp.	6,757	209,535
Westar Energy Inc.	20,569	442,439
Wisconsin Energy Corp.	23,399	1,058,103
Xcel Energy Inc.	85,356	1,713,095

		102,181,011
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Advanced Battery Technologies Inc.(a)	8,236	47,522
Advanced Energy Industries Inc.(a)	6,860	93,982
American Superconductor Corp.(a)(b)	7,873	282,247
AMETEK Inc.	20,943	988,928
Beacon Power Corp.(a)	17,584	36,575
Belden Inc.	8,820	298,822
Capstone Turbine Corp.(a)	28,865	120,944
China BAK Battery Inc.(a)	5,994	28,232
Coleman Cable Inc.(a)	1,606	16,574
Emerson Electric Co.	154,801	7,654,909
Encore Wire Corp.	4,474	94,804
Energizer Holdings Inc.(a)	11,341	828,914
Energy Conversion Devices Inc.(a)	8,058	593,391
EnerSys Inc.(a)	4,880	167,042
Fushi Copperweld Inc.(a)	2,859	67,844
General Cable Corp.(a)	10,364	630,649
GrafTech International Ltd.(a)	20,519	550,525
Graham Corp.	983	72,850
Greatbatch Inc.(a)	4,280	74,044
Harbin Electric Inc.(a)	1,243	17,663
Hubbell Inc. Class B	11,669	465,243
Insteel Industries Inc.	3,505	64,177
Littelfuse Inc.(a)	5,041	159,044

Medis Technologies Ltd.(a)(b)	4,387	14,784
Molex Inc.	27,202	664,001
Orion Energy Systems Inc.(a)(b)	2,785	27,850
Powell Industries Inc.(a)	1,543	77,783
Power-One Inc.(a)(b)	13,450	25,420
PowerSecure International Inc.(a)	3,356	24,365
Superior Essex Inc.(a)	3,910	174,503
Ultralife Corp.(a)	2,489	26,607
Universal Display Corp.(a)(b)	5,429	66,885
Valence Technology Inc.(a)	10,054	44,539
Vicor Corp.	3,727	37,195

		14,538,857
ELECTRONICS—1.06%
Agilent Technologies Inc.(a)	72,377	2,572,279
American Science and Engineering Inc.	1,755	90,435
Amphenol Corp. Class A	34,769	1,560,433
Analogic Corp.	2,678	168,901
Applied Biosystems Group	33,260	1,113,545
Arrow Electronics Inc.(a)	24,340	747,725
Avnet Inc.(a)	30,047	819,682
AVX Corp.	9,643	109,062
Axsys Technologies Inc.(a)	1,730	90,029
Badger Meter Inc.	2,729	137,896
Bel Fuse Inc. Class B	2,277	56,265
Benchmark Electronics Inc.(a)	14,508	237,061
Brady Corp. Class A	9,936	343,090
Checkpoint Systems Inc.(a)	7,554	157,728
China Security & Surveillance Technology Inc.(a)	5,327	71,808
Cogent Inc.(a)	8,340	94,826
Coherent Inc.(a)	4,682	139,945
CTS Corp.	6,873	69,074
Cubic Corp.	2,979	66,372
Cymer Inc.(a)(b)	6,238	167,677
Daktronics Inc.(b)	6,088	122,795
Dionex Corp.(a)(b)	3,763	249,750
Dolby Laboratories Inc. Class A(a)	9,999	402,960
Eagle Test Systems Inc.(a)	2,347	26,286
Electro Scientific Industries Inc.(a)	7,197	101,981
Excel Technology Inc.(a)	2,329	51,983
FARO Technologies Inc.(a)	3,136	78,933
FEI Co.(a)	7,830	178,367
FLIR Systems Inc.(a)(b)	27,226	1,104,559
Garmin Ltd.(b)	25,398	1,088,050
Gentex Corp.	27,882	402,616
ICx Technologies Inc.(a)(b)	956	6,979
II-VI Inc.(a)	4,539	158,502
Itron Inc.(a)	6,768	665,633
Jabil Circuit Inc.	41,472	680,556
KEMET Corp.(a)(b)	16,090	52,132
L-1 Identity Solutions Inc.(a)	13,333	177,596
LaBarge Inc.(a)	2,417	31,421
Measurement Specialties Inc.(a)	2,737	48,144
Methode Electronics Inc.	7,089	74,080
Mettler-Toledo International Inc.(a)	6,951	659,372
Multi-Fineline Electronix Inc.(a)	1,607	44,466
National Instruments Corp.	11,305	320,723
NVE Corp.(a)	919	29,096
OSI Systems Inc.(a)	2,903	62,182
OYO Geospace Corp.(a)	761	44,853
Park Electrochemical Corp.	3,868	94,031
PerkinElmer Inc.	23,294	648,738
Photon Dynamics Inc.(a)	3,521	53,097

Plexus Corp.(a)	8,878	245,743
Rofin-Sinar Technologies Inc.(a)	5,956	179,871
Rogers Corp.(a)	3,390	127,430
Sanmina-SCI Corp.(a)	101,528	129,956
Sonic Solutions Inc.(a)(b)	4,283	25,527
Stoneridge Inc.(a)	2,723	46,454
Taser International Inc.(a)(b)	11,893	59,346
Technitrol Inc.	8,103	137,670
Thermo Fisher Scientific Inc.(a)	82,918	4,621,020
Thomas & Betts Corp.(a)	11,317	428,348
Trimble Navigation Ltd.(a)	24,086	859,870
TTM Technologies Inc.(a)	8,084	106,790
Tyco Electronics Ltd.	94,777	3,394,912
Varian Inc.(a)	6,023	307,534
Vishay Intertechnology Inc.(a)	36,200	321,094
Waters Corp.(a)	19,799	1,277,035
Watts Water Technologies Inc. Class A	6,019	149,873
Woodward Governor Co.	11,796	420,645
Zygo Corp.(a)	3,129	30,758

		29,343,590
ENERGY - ALTERNATE SOURCES—0.16%
Akeena Solar Inc.(a)	4,144	23,289
Ascent Solar Technologies Inc.(a)	1,479	15,308
Aventine Renewable Energy Holdings Inc.(a)	5,768	25,379
Clean Energy Fuels Corp.(a)	4,238	48,695
Comverge Inc.(a)(b)	4,326	60,477
Covanta Holding Corp.(a)	23,472	626,468
Ener1 Inc.(a)	7,123	52,853
Evergreen Energy Inc.(a)(b)	16,033	27,897
Evergreen Solar Inc.(a)(b)	21,657	209,856
First Solar Inc.(a)	8,855	2,415,821
FuelCell Energy Inc.(a)(b)	12,692	90,113
GreenHunter Energy Inc.(a)	851	11,625
Headwaters Inc.(a)	7,550	88,863
Pacific Ethanol Inc.(a)(b)	6,814	12,333
Plug Power Inc.(a)	15,883	37,325
Quantum Fuel Systems Technologies Worldwide Inc.(a)	13,753	42,359
SunPower Corp. Class A(a)(b)	7,991	575,192
VeraSun Energy Corp.(a)(b)	20,339	84,000

		4,447,853
ENGINEERING & CONSTRUCTION—0.54%
AECOM Technology Corp.(a)	20,072	652,942
Dycom Industries Inc.(a)	7,827	113,648
EMCOR Group Inc.(a)	13,391	382,045
ENGlobal Corp.(a)	5,058	72,026
Fluor Corp.	17,498	3,256,028
Foster Wheeler Ltd.(a)	28,581	2,090,700
Granite Construction Inc.	6,899	217,525
Insituform Technologies Inc. Class A(a)	5,226	79,592
Jacobs Engineering Group Inc.(a)	24,016	1,938,091
KBR Inc.	33,769	1,178,876
Layne Christensen Co.(a)	3,747	164,081
McDermott International Inc.(a)	44,902	2,778,985
Orion Marine Group Inc.(a)	4,276	60,420
Perini Corp.(a)(b)	5,277	174,405
Shaw Group Inc. (The)(a)	16,256	1,004,458
Stanley Inc.(a)	1,531	51,319
Sterling Construction Co. Inc.(a)	2,286	45,400
URS Corp.(a)	16,741	702,620
VSE Corp.	794	21,835

		14,984,996

ENTERTAINMENT—0.18%
Bally Technologies Inc.(a)	10,465	353,717
Bluegreen Corp.(a)	4,014	24,285
Churchill Downs Inc.	1,806	62,975
Cinemark Holdings Inc.	5,362	70,028
Dover Downs Gaming & Entertainment Inc.	2,995	19,228
Dover Motorsports Inc.	3,005	15,295
DreamWorks Animation SKG Inc. Class A(a)	15,840	472,190
Elixir Gaming Technologies Inc.(a)	13,424	16,109
Great Wolf Resorts Inc.(a)	5,879	25,691
International Game Technology Inc.	62,688	1,565,946
International Speedway Corp. Class A	6,896	269,151
Isle of Capri Casinos Inc.(a)	3,077	14,739
Macrovision Solutions Corp.(a)	15,865	237,340
National CineMedia Inc.	8,049	85,802
Penn National Gaming Inc.(a)	14,481	465,564
Pinnacle Entertainment Inc.(a)	11,811	123,897
Regal Entertainment Group Class A	15,481	236,550
Ricks Cabaret International Inc.(a)	1,197	20,110
Scientific Games Corp. Class A(a)	12,693	375,967
Shuffle Master Inc.(a)	6,748	33,335
Six Flags Inc.(a)(b)	13,513	15,540
Speedway Motorsports Inc.	2,672	54,455
Steinway Musical Instruments Inc.(a)	1,537	40,577
Vail Resorts Inc.(a)	6,185	264,904
Warner Music Group Corp.	9,975	71,221

		4,934,616
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(a)	75,453	952,217
American Ecology Corp.	3,106	91,720
Calgon Carbon Corp.(a)(b)	7,697	118,996
Casella Waste Systems Inc. Class A(a)	4,357	53,112
Clean Harbors Inc.(a)	3,844	273,155
Darling International Inc.(a)	15,495	255,977
EnergySolutions Inc.	5,846	130,658
Fuel Tech Inc.(a)(b)	3,398	59,873
Metalico Inc.(a)	4,793	83,973
Met-Pro Corp.	2,982	39,810
Mine Safety Appliances Co.	5,982	239,220
Nalco Holding Co.	29,246	618,553
Rentech Inc.(a)	31,183	59,248
Republic Services Inc.	31,041	921,918
Stericycle Inc.(a)	17,191	888,775
Tetra Tech Inc.(a)	12,452	281,664
Waste Connections Inc.(a)	13,468	430,033
Waste Management Inc.	97,170	3,664,281
Waste Services Inc.(a)	3,726	26,231

		9,189,414
FOOD—1.71%
American Dairy Inc.(a)(b)	1,247	9,776
Arden Group Inc. Class A	214	27,122
B&G Foods Inc. Class A	3,984	37,211
Calavo Growers Inc.	2,057	25,198
Cal-Maine Foods Inc.(b)	2,412	79,572
Campbell Soup Co.	43,273	1,447,915
Chiquita Brands International Inc.(a)	8,135	123,408
ConAgra Foods Inc.	96,679	1,863,971
Corn Products International Inc.	14,539	714,010
Dean Foods Co.(a)	26,931	528,386

Del Monte Foods Co.	39,755	282,260
Diamond Foods Inc.	3,182	73,313
Flowers Foods Inc.	15,148	429,294
Fresh Del Monte Produce Inc.(a)	8,314	195,961
General Mills Inc.	66,428	4,036,830
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	6,525	148,900
H.J. Heinz Co.	62,483	2,989,812
Hain Celestial Group Inc.(a)	8,571	201,247
Hershey Co. (The)	30,475	998,970
Hormel Foods Corp.	14,508	502,122
HQ Sustainable Maritime Industries Inc.(a)	1,323	17,530
Imperial Sugar Co.(b)	2,251	34,958
Ingles Markets Inc. Class A	2,374	55,385
J&J Snack Foods Corp.	2,687	73,651
J.M. Smucker Co. (The)	11,039	448,625
Kellogg Co.	49,572	2,380,447
Kraft Foods Inc.	301,732	8,584,275
Kroger Co. (The)	130,958	3,780,757
Lance Inc.	5,938	111,456
Lifeway Foods Inc.(a)	956	11,367
M&F Worldwide Corp.(a)	2,322	91,278
McCormick & Co. Inc. NVS	22,315	795,753
Nash Finch Co.(b)	2,653	90,918
Pilgrim’s Pride Corp.	8,867	115,182
Ralcorp Holdings Inc.(a)	5,177	255,951
Ruddick Corp.	8,153	279,729
Safeway Inc.	87,401	2,495,299
Sanderson Farms Inc.(b)	3,877	133,834
Sara Lee Corp.	140,038	1,715,465
Seaboard Corp.	69	107,019
Smart Balance Inc.(a)	12,418	89,534
Smithfield Foods Inc.(a)	23,129	459,805
Spartan Stores Inc.	4,156	95,588
SUPERVALU Inc.	41,964	1,296,268
Sysco Corp.	119,088	3,276,111
Tootsie Roll Industries Inc.(b)	4,715	118,488
TreeHouse Foods Inc.(a)	5,978	145,026
Tyson Foods Inc. Class A	55,339	826,765
United Natural Foods Inc.(a)	8,200	159,736
Village Super Market Inc. Class A	589	22,724
Weis Markets Inc.	2,376	77,149
Whole Foods Market Inc.	27,861	660,027
Winn-Dixie Stores Inc.(a)	10,719	171,718
Wm. Wrigley Jr. Co.	47,389	3,685,916
Zhongpin Inc.(a)	3,657	45,712

		47,424,724
FOREST PRODUCTS & PAPER—0.34%
AbitibiBowater Inc.(b)	10,606	98,954
Boise Inc.(a)	7,989	30,758
Buckeye Technologies Inc.(a)	7,282	61,606
Deltic Timber Corp.	2,466	131,956
Domtar Corp.(a)	97,334	530,470
International Paper Co.	84,783	1,975,444
Kapstone Paper and Packaging Corp.(a)	3,555	23,712
Louisiana-Pacific Corp.(b)	20,648	175,302
MeadWestvaco Corp.	34,965	833,566
Mercer International Inc.(a)	6,103	45,650
Neenah Paper Inc.	2,840	47,456
P.H. Glatfelter Co.	8,631	116,605
Plum Creek Timber Co. Inc.	33,926	1,448,979
Potlatch Corp.	7,702	347,514
Rayonier Inc.	15,661	664,966

Rock-Tenn Co. Class A	7,519	225,495
Schweitzer-Mauduit International Inc.	3,009	50,702
Smurfit-Stone Container Corp.(a)	49,786	202,629
Temple-Inland Inc.	20,638	232,590
Verso Paper Corp.(a)	2,777	23,493
Wausau Paper Corp.	8,579	66,144
Weyerhaeuser Co.	41,887	2,142,101
Xerium Technologies Inc.	3,769	14,925

		9,491,017
GAS—0.36%
AGL Resources Inc.	15,151	523,922
Atmos Energy Corp.	17,359	478,588
Chesapeake Utilities Corp.	1,351	34,748
Energen Corp.	14,069	1,097,804
EnergySouth Inc.	1,361	66,771
Laclede Group Inc. (The)	4,143	167,253
New Jersey Resources Corp.	8,424	275,044
Nicor Inc.	8,860	377,347
NiSource Inc.	53,630	961,050
Northwest Natural Gas Co.	5,380	248,879
Piedmont Natural Gas Co.	14,701	384,578
Sempra Energy	49,580	2,798,791
South Jersey Industries Inc.	5,650	211,084
Southern Union Co.	21,876	591,090
Southwest Gas Corp.	9,016	268,046
UGI Corp.	20,824	597,857
Vectren Corp.	15,012	468,525
WGL Holdings Inc.	9,733	338,124

		9,889,501
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	9,014	315,310
Black & Decker Corp. (The)	12,417	714,102
Franklin Electric Co. Inc.	4,288	166,289
Kennametal Inc.	15,128	492,416
K-Tron International Inc.(a)	481	62,338
Lincoln Electric Holdings Inc.	8,341	656,437
Raser Technologies Inc.(a)	9,054	88,186
Regal Beloit Corp.	6,121	258,612
Snap-On Inc.	11,311	588,285
Stanley Works (The)	15,428	691,637
Thermadyne Holdings Corp.(a)	2,653	39,238

		4,072,850
HEALTH CARE - PRODUCTS—3.58%
Abaxis Inc.(a)	4,000	96,520
ABIOMED Inc.(a)	5,494	97,518
Accuray Inc.(a)	6,193	45,147
Advanced Medical Optics Inc.(a)	11,776	220,682
Align Technology Inc.(a)(b)	11,337	118,925
Alphatec Holdings Inc.(a)	4,944	20,172
American Medical Systems Holdings Inc.(a)	13,810	206,459
AngioDynamics Inc.(a)	4,017	54,712
ArthroCare Corp.(a)(b)	5,439	221,966
Atrion Corp.	297	28,459
Baxter International Inc.	124,389	7,953,433
Beckman Coulter Inc.	12,148	820,354
Becton, Dickinson and Co.	48,665	3,956,464
Boston Scientific Corp.(a)	296,659	3,645,939
Bruker Corp.(a)	12,451	159,995
C.R. Bard Inc.	19,685	1,731,296
Caliper Life Sciences Inc.(a)	9,474	24,538

Cantel Medical Corp.(a)	2,207	22,335
Cardiac Science Corp.(a)	3,855	31,611
CardioNet Inc.(a)	891	23,727
Cepheid Inc.(a)	10,936	307,520
Clinical Data Inc.(a)	2,056	29,339
Columbia Laboratories Inc.(a)	9,283	30,634
Conceptus Inc.(a)	5,638	104,247
CONMED Corp.(a)	6,434	170,823
Cooper Companies Inc. (The)	8,712	323,651
Covidien Ltd.	98,888	4,735,746
Cyberonics Inc.(a)	6,094	132,240
Cynosure Inc. Class A(a)	1,455	28,838
Datascope Corp.	2,459	115,573
DENTSPLY International Inc.	29,843	1,098,222
DexCom Inc.(a)	5,201	31,414
Edwards Lifesciences Corp.(a)	11,242	697,454
ev3 Inc.(a)	13,936	132,113
Exactech Inc.(a)	1,396	35,891
Gen-Probe Inc.(a)	10,716	508,796
Haemonetics Corp.(a)	5,265	291,997
Hanger Orthopedic Group Inc.(a)	4,551	75,046
Hansen Medical Inc.(a)(b)	3,403	56,898
Henry Schein Inc.(a)	17,843	920,164
Hill-Rom Holdings Inc.	12,004	323,868
Hologic Inc.(a)(b)	50,726	1,105,827
ICU Medical Inc.(a)	2,471	56,536
IDEXX Laboratories Inc.(a)	12,048	587,220
Immucor Inc.(a)	13,457	348,267
Insulet Corp.(a)	2,977	46,828
Intuitive Surgical Inc.(a)	7,673	2,067,106
Invacare Corp.	5,510	112,624
Inverness Medical Innovations Inc.(a)	15,071	499,905
IRIS International Inc.(a)	3,650	57,122
Johnson & Johnson	558,757	35,950,425
Kensey Nash Corp.(a)	2,284	73,202
Kinetic Concepts Inc.(a)(b)	10,996	438,850
Luminex Corp.(a)(b)	6,862	141,014
Masimo Corp.(a)	9,132	313,684
Medical Action Industries Inc.(a)	2,670	27,688
Medtronic Inc.	222,659	11,522,603
Mentor Corp.(b)	6,612	183,946
Meridian Bioscience Inc.	7,967	214,472
Merit Medical Systems Inc.(a)	5,245	77,102
Metabolix Inc.(a)	2,770	27,146
Microvision Inc.(a)	11,251	30,940
Micrus Endovascular Corp.(a)	2,876	40,322
Natus Medical Inc.(a)	5,366	112,364
NuVasive Inc.(a)	6,870	306,814
NxStage Medical Inc.(a)(b)	3,868	14,853
OraSure Technologies Inc.(a)	8,848	33,092
Orthofix International NV(a)	3,166	91,656
Orthovita Inc.(a)	13,128	26,912
Palomar Medical Technologies Inc.(a)	3,515	35,080
Patterson Companies Inc.(a)	25,795	758,115
PSS World Medical Inc.(a)	12,871	209,797
Quidel Corp.(a)	5,496	90,794
ResMed Inc.(a)	15,231	544,356
Sirona Dental Systems Inc.(a)	3,206	83,100
Somanetics Corp.(a)	2,548	54,018
SonoSite Inc.(a)	3,177	88,988
Spectranetics Corp.(a)	5,967	58,835
St. Jude Medical Inc.(a)	66,889	2,734,422
Stereotaxis Inc.(a)(b)	5,014	26,875

Steris Corp.	12,834	369,106
Stryker Corp.	60,988	3,834,925
SurModics Inc.(a)(b)	2,909	130,440
Symmetry Medical Inc.(a)	6,761	109,663
Synovis Life Technologies Inc.(a)	2,469	46,491
TECHNE Corp.(a)	7,712	596,832
Thoratec Corp.(a)	10,196	177,308
TomoTherapy Inc.(a)	8,117	72,485
TranS1 Inc.(a)	1,280	19,290
Varian Medical Systems Inc.(a)	25,077	1,300,242
Vision-Sciences Inc.(a)	3,337	12,514
Vital Images Inc.(a)	3,266	40,629
Vital Sign Inc.	2,077	117,932
VNUS Medical Technologies Inc.(a)	2,577	51,566
Volcano Corp.(a)	9,358	114,168
West Pharmaceutical Services Inc.	6,533	282,748
Wright Medical Group Inc.(a)	6,787	192,819
Zimmer Holdings Inc.(a)	45,897	3,123,291
Zoll Medical Corp.(a)	3,904	131,448

		99,547,523
HEALTH CARE - SERVICES—1.11%
Aetna Inc.	96,022	3,891,772
Air Methods Corp.(a)	2,003	50,075
Alliance Imaging Inc.(a)	4,892	42,414
Almost Family Inc.(a)	1,263	33,596
Amedisys Inc.(a)	5,198	262,083
AMERIGROUP Corp.(a)	10,397	216,258
AmSurg Corp.(a)	6,939	168,965
Apria Healthcare Group Inc.(a)	8,360	162,100
Assisted Living Concepts Inc.(a)	11,539	63,464
athenahealth Inc.(a)	4,095	125,962
Bio-Reference Laboratories Inc.(a)	2,127	47,453
Brookdale Senior Living Inc.	7,218	146,958
Capital Senior Living Corp.(a)	4,451	33,561
Centene Corp.(a)	8,354	140,264
Community Health Systems Inc.(a)	18,658	615,341
Covance Inc.(a)	12,442	1,070,261
Coventry Health Care Inc.(a)	31,262	950,990
DaVita Inc.(a)	20,739	1,101,863
Emeritus Corp.(a)	3,766	55,059
Ensign Group Inc. (The)	887	10,200
Five Star Quality Care Inc.(a)	6,310	29,846
Genoptix Inc.(a)	1,147	36,188
Gentiva Health Services Inc.(a)	5,289	100,755
Health Management Associates Inc. Class A(a)	48,098	313,118
Health Net Inc.(a)	21,939	527,852
HealthSouth Corp.(a)	15,603	259,478
Healthways Inc.(a)	6,888	203,885
Humana Inc.(a)	33,457	1,330,585
IPC The Hospitalist Co. Inc.(a)	1,340	25,219
Kindred Healthcare Inc.(a)	5,820	167,383
Laboratory Corp. of America Holdings(a)	21,992	1,531,303
LHC Group Inc.(a)	2,782	64,681
Life Sciences Research Inc.(a)	1,730	48,855
LifePoint Hospitals Inc.(a)(b)	11,390	322,337
Lincare Holdings Inc.(a)	14,679	416,884
Magellan Health Services Inc.(a)	7,706	285,353
MedCath Corp.(a)	1,935	34,791
Molina Healthcare Inc.(a)	2,557	62,237
National Healthcare Corp.	1,340	61,412
NightHawk Radiology Holdings Inc.(a)(b)	4,123	29,191
Odyssey Healthcare Inc.(a)	6,474	63,057

Pediatrix Medical Group Inc.(a)	9,590	472,116
Psychiatric Solutions Inc.(a)	10,658	403,299
Quest Diagnostics Inc.	31,225	1,513,476
RadNet Inc.(a)	4,230	26,226
RehabCare Group Inc.(a)	3,397	54,454
Res-Care Inc.(a)	4,664	82,926
Skilled Healthcare Group Inc. Class A(a)	4,293	57,612
Sun Healthcare Group Inc.(a)	8,227	110,160
Sunrise Senior Living Inc.(a)	8,829	198,476
Tenet Healthcare Corp.(a)	93,030	517,247
Triple-S Management Corp. Class B(a)	3,694	60,397
U.S. Physical Therapy Inc.(a)	2,352	38,596
UnitedHealth Group Inc.	243,613	6,394,841
Universal Health Services Inc. Class B	9,308	588,452
Virtual Radiologic Corp.(a)	857	11,355
WellCare Health Plans Inc.(a)	8,031	290,321
WellPoint Inc.(a)	104,325	4,972,130

		30,895,133
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.	34,868	1,636,704
Resource America Inc. Class A	2,526	23,542
Walter Industries Inc.	10,305	1,120,875

		2,781,121
HOME BUILDERS—0.15%
AMREP Corp.(b)	416	19,797
Beazer Homes USA Inc.(b)	7,491	41,725
Brookfield Homes Corp.(b)	2,164	26,574
Cavco Industries Inc.(a)	1,283	41,993
Centex Corp.	23,440	313,393
Champion Enterprises Inc.(a)	14,709	86,048
D.R. Horton Inc.	61,697	669,412
Fleetwood Enterprises Inc.(a)(b)	12,277	32,166
Hovnanian Enterprises Inc. Class A(a)(b)	10,375	56,855
KB Home	15,100	255,643
Lennar Corp. Class A	26,500	327,010
M.D.C. Holdings Inc.	6,944	271,233
M/I Homes Inc.	2,310	36,336
Meritage Homes Corp.(a)	6,541	99,227
NVR Inc.(a)	834	417,067
Palm Harbor Homes Inc.(a)(b)	1,790	9,899
Pulte Homes Inc.	41,353	398,229
Ryland Group Inc.	8,397	183,139
Skyline Corp.	1,309	30,761
Standard-Pacific Corp.(b)	12,408	41,939
Thor Industries Inc.(b)	6,822	145,036
Toll Brothers Inc.(a)(b)	25,852	484,208
Winnebago Industries Inc.(b)	6,052	61,670

		4,049,360
HOME FURNISHINGS—0.09%
American Woodmark Corp.(b)	2,263	47,817
Audiovox Corp. Class A(a)	3,213	31,552
DTS Inc.(a)	3,488	109,244
Ethan Allen Interiors Inc.	5,073	124,796
Furniture Brands International Inc.	9,203	122,952
Harman International Industries Inc.	11,989	496,225
Hooker Furniture Corp.	2,280	39,490
Kimball International Inc. Class B	5,042	41,748
La-Z-Boy Inc.(b)	9,840	75,276
Sealy Corp.(b)	8,572	49,203
Tempur-Pedic International Inc.(b)	15,226	118,915

TiVo Inc.(a)	18,675	115,225
Universal Electronics Inc.(a)	2,765	57,788
Whirlpool Corp.	15,473	955,148

		2,385,379
HOUSEHOLD PRODUCTS & WARES—0.43%
ACCO Brands Corp.(a)	10,340	116,118
American Greetings Corp. Class A	10,610	130,927
Avery Dennison Corp.	21,110	927,362
Blyth Inc.	4,875	58,646
Central Garden & Pet Co. Class A(a)	13,380	54,858
Church & Dwight Co. Inc.	12,817	722,238
Clorox Co. (The)	27,607	1,441,085
CSS Industries Inc.	1,502	36,378
Ennis Inc.	4,906	76,779
Fortune Brands Inc.	30,297	1,890,836
Fossil Inc.(a)	8,623	250,671
Helen of Troy Ltd.(a)	5,806	93,593
Jarden Corp.(a)(b)	13,471	245,711
Kimberly-Clark Corp.	82,962	4,959,468
Prestige Brands Holdings Inc.(a)	6,496	69,247
Russ Berrie and Co. Inc.(a)	3,183	25,369
Scotts Miracle-Gro Co. (The) Class A	8,640	151,805
Spectrum Brands Inc.(a)	7,497	19,117
Standard Register Co. (The)	3,412	32,175
Tupperware Brands Corp.	12,059	412,659
WD-40 Co.	3,580	104,715

		11,819,757
HOUSEWARES—0.04%
Libbey Inc.	2,761	20,542
National Presto Industries Inc.	853	54,746
Newell Rubbermaid Inc.	55,840	937,554
Toro Co. (The)	7,322	243,603

		1,256,445
INSURANCE—3.52%
ACE Ltd.	66,019	3,636,987
Aflac Inc.	94,244	5,918,523
Alleghany Corp.(a)	989	328,397
Allied World Assurance Holdings Ltd.	9,650	382,333
Allstate Corp. (The)	109,199	4,978,382
Ambac Financial Group Inc.(b)	57,996	77,715
AmCOMP Inc.(a)	2,491	24,213
American Equity Investment Life Holding Co.	10,894	88,786
American Financial Group Inc.	16,177	432,735
American International Group Inc.	460,597	12,187,397
American National Insurance Co.	3,077	301,608
American Physicians Capital Inc.	1,915	92,763
American Safety Insurance Holdings Ltd.(a)	2,103	30,241
Amerisafe Inc.(a)	3,603	57,432
AmTrust Financial Services Inc.	4,909	61,853
Aon Corp.	59,228	2,720,934
Arch Capital Group Ltd.(a)	9,720	644,630
Argo Group International Holdings Ltd.(a)	5,822	195,386
Arthur J. Gallagher & Co.	18,934	456,309
Aspen Insurance Holdings Ltd.	17,227	407,763
Assurant Inc.	23,442	1,546,234
Assured Guaranty Ltd.	11,059	198,951
Axis Capital Holdings Ltd.	30,063	896,178
Baldwin & Lyons Inc. Class B	1,557	27,216
Brown & Brown Inc.	21,823	379,502
CastlePoint Holdings Ltd.	6,630	60,267

Chubb Corp.	72,465	3,551,510
CIGNA Corp.	55,676	1,970,374
Cincinnati Financial Corp.	28,888	733,755
Citizens Inc.(a)	6,626	40,617
CNA Financial Corp.	5,725	143,984
CNA Surety Corp.(a)	3,166	40,018
Conseco Inc.(a)	36,838	365,433
Crawford & Co. Class B(a)	4,868	38,895
Darwin Professional Underwriters Inc.(a)	1,471	45,307
Delphi Financial Group Inc. Class A	8,601	199,027
Donegal Group Inc. Class A	2,541	40,326
eHealth Inc.(a)	4,942	87,276
EMC Insurance Group Inc.	1,060	25,525
Employers Holdings Inc.	10,258	212,341
Endurance Specialty Holdings Ltd.	10,629	327,267
Enstar Group Ltd.(a)	1,344	117,600
Erie Indemnity Co. Class A	6,339	292,545
Everest Re Group Ltd.	12,645	1,007,933
FBL Financial Group Inc. Class A	2,759	54,849
Fidelity National Financial Inc.	43,716	550,822
First Acceptance Corp.(a)	3,270	10,464
First American Corp.	18,307	483,305
First Mercury Financial Corp.(a)	2,366	41,736
Flagstone Reinsurance Holdings Ltd.	5,971	70,398
FPIC Insurance Group Inc.(a)	1,915	86,788
Genworth Financial Inc. Class A	86,420	1,539,140
Greenlight Capital Re Ltd.(a)	5,712	130,576
Hallmark Financial Services Inc.(a)	877	8,481
Hanover Insurance Group Inc. (The)	10,140	430,950
Harleysville Group Inc.	2,992	101,219
Hartford Financial Services Group Inc. (The)	62,936	4,063,778
HCC Insurance Holdings Inc.	21,805	460,958
Hilb Rogal & Hobbs Co.	7,098	308,479
Horace Mann Educators Corp.	8,274	116,001
Independence Holding Co.	1,214	11,861
Infinity Property and Casualty Corp.	3,448	143,161
IPC Holdings Ltd.	11,802	313,343
Kansas City Life Insurance Co.	889	37,116
LandAmerica Financial Group Inc.(b)	3,274	72,650
Life Partners Holdings Inc.	1,176	23,496
Lincoln National Corp.	51,410	2,329,901
Loews Corp.	62,241	2,919,103
Maiden Holdings Ltd.	9,740	62,336
Markel Corp.(a)	1,979	726,293
Marsh & McLennan Companies Inc.	101,430	2,692,966
Max Capital Group Ltd.	10,960	233,777
MBIA Inc.(b)	42,386	186,075
Meadowbrook Insurance Group Inc.	6,347	33,639
Mercury General Corp.	5,294	247,336
MetLife Inc.	89,569	4,726,556
MGIC Investment Corp.	25,122	153,495
Montpelier Re Holdings Ltd.	20,053	295,782
National Interstate Corp.	1,012	18,601
National Western Life Insurance Co. Class A	480	104,880
Nationwide Financial Services Inc. Class A	9,150	439,291
Navigators Group Inc. (The)(a)	2,510	135,665
NYMAGIC Inc.	1,169	22,398
Odyssey Re Holdings Corp.	5,424	192,552
Old Republic International Corp.	45,723	541,360
OneBeacon Insurance Group Ltd.	5,420	95,229
PartnerRe Ltd.	11,152	770,938
Philadelphia Consolidated Holding Corp.(a)	11,140	378,426
Phoenix Companies Inc. (The)	22,646	172,336

Platinum Underwriters Holdings Ltd.	10,652	347,362
PMA Capital Corp. Class A(a)	6,248	57,544
PMI Group Inc. (The)	16,733	32,629
Presidential Life Corp.	4,143	63,885
Primus Guaranty Ltd.(a)(b)	8,630	25,113
Principal Financial Group Inc.	51,330	2,154,320
ProAssurance Corp.(a)	6,569	316,035
ProCentury Corp.	2,662	42,166
Progressive Corp. (The)	134,328	2,514,620
Protective Life Corp.	13,657	519,649
Prudential Financial Inc.	86,012	5,138,357
Quanta Capital Holdings Ltd.	13,907	36,714
Radian Group Inc.(b)	15,377	22,297
Reinsurance Group of America Inc.	5,809	252,808
RenaissanceRe Holdings Ltd.	12,945	578,253
RLI Corp.	4,120	203,816
Safeco Corp.	17,677	1,187,187
Safety Insurance Group Inc.	3,107	110,765
SCPIE Holdings Inc.(a)	1,707	47,779
SeaBright Insurance Holdings Inc.(a)	3,981	57,645
Selective Insurance Group Inc.	11,026	206,848
StanCorp Financial Group Inc.	9,922	465,937
State Auto Financial Corp.	2,768	66,238
Stewart Information Services Corp.	3,380	65,369
Torchmark Corp.	18,051	1,058,691
Tower Group Inc.	3,819	80,925
Transatlantic Holdings Inc.	5,284	298,388
Travelers Companies Inc. (The)	119,894	5,203,400
United America Indemnity Ltd. Class A(a)	4,722	63,133
United Fire & Casualty Co.	4,200	113,106
Unitrin Inc.	8,940	246,476
Universal American Corp.(a)	9,471	96,794
Unum Group	68,671	1,404,322
Validus Holdings Ltd.	12,774	271,447
W.R. Berkley Corp.	28,425	686,748
Wesco Financial Corp.	268	102,376
White Mountains Insurance Group Ltd.	1,777	762,333
XL Capital Ltd. Class A	35,498	729,839
Zenith National Insurance Corp.	7,318	257,301

		97,799,589
INTERNET—2.17%
Akamai Technologies Inc.(a)(b)	32,992	1,147,792
Amazon.com Inc.(a)	62,440	4,578,725
Ariba Inc.(a)	16,564	243,656
Art Technology Group Inc.(a)	24,508	78,426
AsiaInfo Holdings Inc.(a)	6,067	71,712
Avocent Corp.(a)	9,668	179,825
Bidz.com Inc.(a)	1,150	10,016
Blue Coat Systems Inc.(a)	6,353	89,641
Blue Nile Inc.(a)(b)	2,654	112,848
China Information Security Technology Inc.(a)	4,543	25,713
Chordiant Software Inc.(a)	6,359	31,795
CMGI Inc.(a)	9,354	99,152
CNET Networks Inc.(a)	30,162	346,561
Cogent Communications Group Inc.(a)	9,573	128,278
comScore Inc.(a)	3,564	77,766
Constant Contact Inc.(a)(b)	4,028	75,928
CyberSource Corp.(a)	13,690	229,034
DealerTrack Holdings Inc.(a)	8,460	119,371
Dice Holdings Inc.(a)	3,248	26,828
Digital River Inc.(a)(b)	8,131	313,694
Drugstore.com Inc.(a)	16,564	31,472

EarthLink Inc.(a)	23,629	204,391
eBay Inc.(a)	220,009	6,012,846
Entrust Inc.(a)	12,146	35,709
Equinix Inc.(a)	6,484	578,502
eResearch Technology Inc.(a)(b)	7,503	130,852
Expedia Inc.(a)	41,148	756,300
F5 Networks Inc.(a)	16,264	462,223
FTD Group Inc.	3,666	48,868
Global Sources Ltd.(a)	3,293	49,988
Google Inc. Class A(a)	46,954	24,717,525
GSI Commerce Inc.(a)	3,827	52,162
HLTH Corp.(a)(b)	35,494	401,792
HSW International Inc.(a)	2,501	7,253
i2 Technologies Inc.(a)(b)	2,965	36,855
IAC/InterActiveCorp(a)	36,535	704,395
iBasis Inc.	6,360	20,861
InfoSpace Inc.	6,237	51,954
Internap Network Services Corp.(a)	9,377	43,884
Internet Brands Inc. Class A(a)	1,189	7,883
Internet Capital Group Inc.(a)	7,405	57,241
Interwoven Inc.(a)	8,348	100,259
j2 Global Communications Inc.(a)	9,760	224,480
Keynote Systems Inc.(a)	3,006	38,717
Knot Inc. (The)(a)	5,291	51,746
Liberty Media Corp. - Liberty Interactive Group Series A(a)	117,741	1,737,857
Liquidity Services Inc.(a)	2,036	23,475
LoopNet Inc.(a)(b)	5,194	58,692
McAfee Inc.(a)	31,405	1,068,712
MercadoLibre Inc.(a)	5,051	174,209
Move Inc.(a)	19,985	46,565
NetFlix Inc.(a)(b)	8,281	215,886
NIC Inc.	7,513	51,314
NutriSystem Inc.(b)	6,583	93,084
1-800-FLOWERS.COM Inc.(a)	4,631	29,867
Online Resources Corp.(a)	5,898	49,248
Orbitz Worldwide Inc.(a)	6,558	32,856
Overstock.com Inc.(a)(b)	3,151	81,768
PCTEL Inc.	4,138	39,683
Perficient Inc.(a)	5,618	54,270
Priceline.com Inc.(a)(b)	7,470	862,486
RealNetworks Inc.(a)	19,571	129,169
RightNow Technologies Inc.(a)	5,220	71,357
S1 Corp.(a)	10,510	79,561
Safeguard Scientifics Inc.(a)	23,167	28,727
Sapient Corp.(a)	15,618	100,268
Secure Computing Corp.(a)	8,927	36,958
Shutterfly Inc.(a)	2,799	34,176
Sohu.com Inc.(a)	5,839	411,299
SonicWALL Inc.(a)	12,401	79,986
Sourcefire Inc.(a)	1,272	9,833
Stamps.com Inc.(a)	3,239	40,423
SupportSoft Inc.(a)	9,173	29,812
Symantec Corp.(a)	167,700	3,244,995
TechTarget Inc.(a)	1,474	15,565
TeleCommunication Systems Inc.(a)	6,672	30,891
Terremark Worldwide Inc.(a)	9,313	50,849
TheStreet.com Inc.	3,958	25,767
thinkorswim Group Inc.(a)	9,940	70,077
TIBCO Software Inc.(a)	38,972	298,136
TriZetto Group Inc. (The)(a)	8,673	185,429
United Online Inc.	12,784	128,224
ValueClick Inc.(a)	19,521	295,743

Vasco Data Security International Inc.(a)	5,015	52,808
VeriSign Inc.(a)	38,506	1,455,527
Vignette Corp.(a)	5,469	65,628
Vocus Inc.(a)	2,480	79,782
WebMD Health Corp. Class A(a)(b)	1,454	40,567
Websense Inc.(a)	8,621	145,178
Website Pros Inc.(a)	5,477	45,623
Yahoo! Inc.(a)	273,231	5,644,952

		60,362,201
INVESTMENT COMPANIES—0.10%
Allied Capital Corp.(b)	32,490	451,286
American Capital Strategies Ltd.(b)	41,714	991,542
Apollo Investment Corp.	28,002	401,269
Ares Capital Corp.	18,447	185,946
BlackRock Kelso Capital Corp.	1,946	18,409
Capital Southwest Corp.	585	60,975
Gladstone Capital Corp.(b)	4,792	73,030
Gladstone Investment Corp.	4,378	28,151
Harris & Harris Group Inc.(a)	4,622	27,732
Hercules Technology Growth Capital Inc.	6,044	53,973
Kayne Anderson Energy Development Co.	1,920	44,064
Kohlberg Capital Corp.	2,739	27,390
MCG Capital Corp.	15,594	62,064
Medallion Financial Corp.	2,945	27,742
MVC Capital Inc.	4,646	63,604
NGP Capital Resources Co.	4,916	75,756
Patriots Capital Funding Inc.	4,502	28,137
PennantPark Investment Corp.	3,829	27,607
Prospect Energy Corp.	4,578	60,338

		2,709,015
IRON & STEEL—0.63%
AK Steel Holding Corp.	22,206	1,532,214
Allegheny Technologies Inc.	20,325	1,204,866
Carpenter Technology Corp.	9,769	426,417
China Precision Steel Inc.(a)	3,404	14,944
Cleveland-Cliffs Inc.	17,886	2,131,832
Esmark Inc.(a)	2,629	50,266
General Steel Holdings Inc.(a)	2,135	33,562
Gibraltar Industries Inc.	4,876	77,870
Nucor Corp.	62,699	4,681,734
Olympic Steel Inc.	1,672	126,938
Reliance Steel & Aluminum Co.	12,433	958,460
Schnitzer Steel Industries Inc. Class A	4,332	496,447
Steel Dynamics Inc.	33,219	1,297,866
Sutor Technology Group Ltd.(a)	1,512	10,690
United States Steel Corp.	23,437	4,330,689
Universal Stainless & Alloy Products Inc.(a)	1,275	47,226

		17,422,021
LEISURE TIME—0.23%
Ambassadors Group Inc.	3,011	44,924
Brunswick Corp.	17,826	188,956
Callaway Golf Co.	13,829	163,597
Carnival Corp.	86,549	2,852,655
Harley-Davidson Inc.	46,901	1,700,630
Life Time Fitness Inc.(a)(b)	6,514	192,489
Marine Products Corp.	2,271	14,989
Nautilus Inc.	6,043	30,698
Polaris Industries Inc.(b)	7,082	285,971

Royal Caribbean Cruises Ltd.	27,132	609,656
Town Sports International Holdings Inc.(a)	3,111	29,057
WMS Industries Inc.(a)	8,620	256,617

		6,370,239

LODGING—0.28%
Ameristar Casinos Inc.	5,117	70,717
Boyd Gaming Corp.	11,018	138,386
Choice Hotels International Inc.	7,162	189,793
Gaylord Entertainment Co.(a)	8,039	192,614
Las Vegas Sands Corp.(a)(b)	20,513	973,137
Lodgian Inc.(a)	3,594	28,141
Marcus Corp.	4,012	59,979
Marriott International Inc. Class A	60,021	1,574,951
MGM MIRAGE(a)	24,594	833,491
Monarch Casino & Resort Inc.(a)	2,300	27,140
Morgans Hotel Group Co.(a)	4,472	46,062
Orient-Express Hotels Ltd.	8,290	360,118
Riviera Holdings Corp.(a)	1,952	19,813
Starwood Hotels & Resorts Worldwide Inc.	37,526	1,503,667
Wyndham Worldwide Corp.	36,841	659,822
Wynn Resorts Ltd.	12,216	993,772

		7,671,603
MACHINERY—1.17%
AGCO Corp.(a)	17,913	938,820
Alamo Group Inc.	1,229	25,305
Albany International Corp. Class A	6,349	184,121
Altra Holdings Inc.(a)	5,235	88,000
Applied Industrial Technologies Inc.	8,251	199,427
Astec Industries Inc.(a)	3,606	115,897
Bolt Technology Corp.(a)	1,708	38,550
Briggs & Stratton Corp.	9,478	120,181
Bucyrus International Inc.	14,985	1,094,205
Cascade Corp.	2,262	95,728
Caterpillar Inc.	121,962	9,003,235
Chart Industries Inc.(a)	5,616	273,162
Cognex Corp.	8,472	195,280
Columbus McKinnon Corp.(a)	3,610	86,929
Cummins Inc.	40,271	2,638,556
Deere & Co.	85,442	6,162,931
DXP Enterprises Inc.(a)	711	29,606
Flow International Corp.(a)	7,144	55,723
Flowserve Corp.	11,372	1,554,552
Gardner Denver Inc.(a)	10,382	589,698
Gehl Corp.(a)	2,010	29,728
Gerber Scientific Inc.(a)	4,430	50,413
Gorman-Rupp Co. (The)	2,762	110,038
Graco Inc.	12,647	481,471
Hurco Companies Inc.(a)	1,065	32,898
IDEX Corp.	15,808	582,367
Intermec Inc.(a)	12,108	255,237
Intevac Inc.(a)	4,015	45,289
iRobot Corp.(a)(b)	2,944	40,451
Joy Global Inc.	21,634	1,640,506
Kadant Inc.(a)	2,674	60,432
Key Technology Inc.(a)	1,117	35,532
Lindsay Corp.	2,230	189,483
Manitowoc Co. Inc. (The)	25,778	838,558
Middleby Corp. (The)(a)(b)	3,126	137,263
NACCO Industries Inc.	1,197	88,997
Nordson Corp.	6,644	484,281
Park-Ohio Holdings Corp.(a)	1,535	22,657
Presstek Inc.(a)	5,468	27,121
Robbins & Myers Inc.	5,374	268,001

Rockwell Automation Inc.	29,797	1,303,023
Sauer-Danfoss Inc.	2,104	65,540
Tecumseh Products Co. Class A(a)(b)	2,964	97,160
Tennant Co.	3,222	96,886
Terex Corp.(a)	20,571	1,056,732
TurboChef Technologies Inc.(a)	3,766	18,001
Twin Disc Inc.	1,746	36,544
Wabtec Corp.	9,606	467,044
Zebra Technologies Corp. Class A(a)	13,534	441,750

		32,493,309
MANUFACTURING—4.02%
A.O. Smith Corp.	3,939	129,317
Actuant Corp. Class A	10,830	339,520
Acuity Brands Inc.	7,967	383,053
American Railcar Industries Inc.	1,792	30,070
Ameron International Corp.	1,742	209,005
AptarGroup Inc.	13,517	567,038
AZZ Inc.(a)	2,233	89,097
Barnes Group Inc.	9,121	210,604
Blount International Inc.(a)	7,294	84,683
Brink’s Co. (The)	8,582	561,434
Carlisle Companies Inc.	12,098	350,842
Ceradyne Inc.(a)	5,344	183,299
China Fire & Security Group Inc.(a)	2,776	22,347
CLARCOR Inc.	10,111	354,896
Colfax Corp.(a)	4,276	107,285
Cooper Industries Ltd.	34,503	1,362,868
Crane Co.	9,968	384,067
Danaher Corp.	50,696	3,918,801
Donaldson Co. Inc.	15,978	713,258
Dover Corp.	38,138	1,844,735
Eastman Kodak Co.	56,291	812,279
Eaton Corp.	32,599	2,769,937
EnPro Industries Inc.(a)(b)	4,324	161,458
ESCO Technologies Inc.(a)	5,629	264,113
Federal Signal Corp.	9,181	110,172
Flanders Corp.(a)	3,187	19,281
FreightCar America Inc.	2,346	83,283
General Electric Co.	1,976,215	52,745,178
GenTek Inc.(a)	1,657	44,557
Griffon Corp.(a)	5,717	50,081
Harsco Corp.	16,479	896,622
Hexcel Corp.(a)	18,550	358,015
Honeywell International Inc.	147,019	7,392,115
Illinois Tool Works Inc.	92,872	4,412,349
Ingersoll-Rand Co. Ltd. Class A	62,255	2,330,205
ITT Industries Inc.	36,116	2,287,226
Koppers Holdings Inc.	3,885	162,665
Lancaster Colony Corp.	4,306	130,386
Leggett & Platt Inc.	32,774	549,620
LSB Industries Inc.(a)	3,249	64,330
Lydall Inc.(a)	3,287	41,252
Matthews International Corp. Class A	6,258	283,237
Myers Industries Inc.	5,364	43,717
Pall Corp.	24,130	957,478
Parker Hannifin Corp.	33,256	2,371,818
Peerless Manufacturing Co.(a)	1,286	60,275
Pentair Inc.	19,421	680,123
Polypore International Inc.(a)	2,894	73,305
Raven Industries Inc.	3,065	100,471
Reddy Ice Holdings Inc.	4,182	57,210
Roper Industries Inc.	17,646	1,162,518

Smith & Wesson Holding Corp.(a)	5,685	29,619
SPX Corp.	10,555	1,390,410
Standex International Corp.	2,380	49,361
Teleflex Inc.	7,641	424,763
Textron Inc.	49,388	2,367,167
3M Co.	139,636	9,717,269
Tredegar Corp.	6,022	88,523
Trinity Industries Inc.	15,649	542,864
Tyco International Ltd.	95,613	3,828,345

		111,759,816
MEDIA—2.55%
A.H. Belo Corp. Class A	3,392	19,334
Belo Corp. Class A	16,843	123,122
Cablevision Systems Corp.(a)	43,438	981,699
CBS Corp. Class B	116,931	2,278,985
Central European Media Enterprises Ltd.(a)	7,141	646,475
Charter Communications Inc. Class A(a)(b)	78,302	82,217
Citadel Broadcasting Corp.(a)(b)	34,905	42,584
CKX Inc.(a)	9,843	86,126
Clear Channel Communications Inc.	98,216	3,457,203
Comcast Corp. Class A	555,942	10,546,220
Courier Corp.	1,998	40,120
Cox Radio Inc. Class A(a)	6,375	75,225
Crown Media Holdings Inc. Class A(a)(b)	3,090	14,647
CTC Media Inc.(a)	10,384	256,069
Cumulus Media Inc. Class A(a)	5,437	21,422
DG FastChannel Inc.(a)	3,035	52,354
DIRECTV Group Inc. (The)(a)	118,134	3,060,852
Discovery Holding Co. Class A(a)	56,002	1,229,804
Dish Network Corp. Class A(a)	41,430	1,213,070
Dolan Media Co.(a)	4,347	79,115
E.W. Scripps Co. (The) Class A	18,074	750,794
Entercom Communications Corp.	6,355	44,612
Entravision Communications Corp.(a)	13,248	53,257
Fisher Communications Inc.(a)	1,200	41,328
Gannett Co. Inc.	46,896	1,016,236
GateHouse Media Inc.	4,384	10,785
Global Traffic Network Inc.(a)	2,346	20,973
Gray Television Inc.	8,022	23,023
Hearst-Argyle Television Inc.	4,732	90,854
Idearc Inc.	28,431	66,813
John Wiley & Sons Inc. Class A	7,986	359,610
Journal Communications Inc. Class A	9,023	43,491
Lee Enterprises Inc.(b)	8,824	35,208
Liberty Global Inc. Class A(a)	65,177	2,048,513
Liberty Media Corp. - Liberty Capital Group Series A(a)	25,292	364,205
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	101,944	2,470,103
Lin TV Corp. Class A(a)	5,224	31,135
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	5,091	37,673
McClatchy Co. (The) Class A(b)	8,663	58,735
McGraw-Hill Companies Inc. (The)	63,483	2,546,938
Media General Inc. Class A	4,239	50,656
Mediacom Communications Corp.(a)(b)	10,391	55,488
Meredith Corp.	7,817	221,143
New York Times Co. (The) Class A(b)	27,982	430,643
News Corp. Class A	459,200	6,906,368
Outdoor Channel Holdings Inc.(a)	3,189	22,259
Playboy Enterprises Inc. Class B(a)	4,226	20,876
PRIMEDIA Inc.	8,434	39,302

Scholastic Corp.(a)	6,038	173,049
Sinclair Broadcast Group Inc. Class A	9,426	71,638
Sirius Satellite Radio Inc.(a)(b)	286,361	549,813
Time Warner Cable Inc. Class A(a)	30,389	804,701
Time Warner Inc.	709,468	10,500,126
Value Line Inc.	255	8,479
Viacom Inc. Class B(a)	110,717	3,381,297
Walt Disney Co. (The)	377,737	11,785,394
Washington Post Co. (The) Class B	1,215	713,083
Westwood One Inc.(a)	13,595	16,450
World Wrestling Entertainment Inc.	4,323	66,877
XM Satellite Radio Holdings Inc. Class A(a)	63,344	496,617

		70,735,188
METAL FABRICATE & HARDWARE—0.23%
A.M. Castle & Co.	2,638	75,473
Ampco-Pittsburgh Corp.	1,387	61,694
CIRCOR International Inc.	3,133	153,486
Commercial Metals Co.	23,583	889,079
Dynamic Materials Corp.	2,317	76,345
Haynes International Inc.(a)	2,232	128,452
Kaydon Corp.	5,416	278,437
L.B. Foster Co. Class A(a)	2,028	67,330
Ladish Co. Inc.(a)	2,782	57,281
Lawson Products Inc.	801	19,849
Mueller Industries Inc.	7,986	257,149
Mueller Water Products Inc. Class A	25,082	202,412
NN Inc.	3,143	43,813
Northwest Pipe Co.(a)	1,709	95,362
Omega Flex Inc.	618	9,394
Precision Castparts Corp.	27,618	2,661,547
RBC Bearings Inc.(a)	4,730	157,604
Sun Hydraulics Corp.	2,137	68,961
Timken Co. (The)	16,375	539,392
TriMas Corp.(a)	2,652	15,885
Valmont Industries Inc.	3,672	382,953
Worthington Industries Inc.	13,626	279,333

		6,521,231
MINING—0.90%
Alcoa Inc.	161,213	5,742,407
Allied Nevada Gold Corp.(a)	8,925	52,568
AMCOL International Corp.	4,920	140,023
Apex Silver Mines Ltd.(a)	11,234	55,159
Brush Engineered Materials Inc.(a)	3,887	94,921
Century Aluminum Co.(a)(b)	5,830	387,637
Coeur d’Alene Mines Corp.(a)	106,977	310,233
Compass Minerals International Inc.	6,406	516,067
Freeport-McMoRan Copper & Gold Inc.	75,982	8,904,331
General Moly Inc.(a)	12,195	95,975
Hecla Mining Co.(a)(b)	23,918	221,481
Horsehead Holding Corp.(a)	6,922	84,172
Kaiser Aluminum Corp.	2,895	154,969
Newmont Mining Corp.	86,560	4,514,970
Royal Gold Inc.	5,873	184,177
RTI International Metals Inc.(a)	4,544	161,857
Southern Copper Corp.	14,414	1,536,965
Stillwater Mining Co.(a)	8,012	94,782
Titanium Metals Corp.	15,588	218,076
United States Lime & Minerals Inc.(a)	352	13,929
Uranium Resources Inc.(a)	9,945	36,697
USEC Inc.(a)(b)	20,827	126,628
Vulcan Materials Co.	21,698	1,297,106

		24,945,130

OFFICE & BUSINESS EQUIPMENT—0.14%
IKON Office Solutions Inc.	16,254	183,345
Pitney Bowes Inc.	41,157	1,403,454
Xerox Corp.	178,269	2,417,328

		4,004,127
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	11,224	279,365
HNI Corp.(b)	8,591	151,717
Interface Inc. Class A	10,482	131,339
Knoll Inc.	9,521	115,680
Steelcase Inc. Class A	12,295	123,319

		801,420
OIL & GAS—11.31%
Abraxas Petroleum Corp.(a)	8,323	45,027
Alon USA Energy Inc.	2,481	29,673
American Oil & Gas Inc.(a)	7,273	28,510
Anadarko Petroleum Corp.	92,813	6,946,125
Apache Corp.	66,139	9,193,321
Apco Argentina Inc.	1,744	50,489
Approach Resources Inc.(a)	1,676	44,900
Arena Resources Inc.(a)	6,967	367,997
Atlas America Inc.	6,816	307,061
ATP Oil & Gas Corp.(a)	4,950	195,376
Atwood Oceanics Inc.(a)	5,383	669,322
Berry Petroleum Co. Class A	8,270	486,938
Bill Barrett Corp.(a)	7,262	431,435
BMB Munai Inc.(a)	7,399	43,950
Bois d’Arc Energy Inc.(a)	3,491	84,866
BPZ Resources Inc.(a)	12,440	365,736
Brigham Exploration Co.(a)	8,742	138,386
Bronco Drilling Co. Inc.(a)	4,988	91,679
Cabot Oil & Gas Corp.	19,116	1,294,727
Callon Petroleum Co.(a)	3,972	108,674
Cano Petroleum Inc.(a)	7,670	60,900
Carrizo Oil & Gas Inc.(a)	5,510	375,176
Cheniere Energy Inc.(a)(b)	8,284	36,201
Chesapeake Energy Corp.	106,991	7,057,126
Chevron Corp.	410,093	40,652,519
Cimarex Energy Co.	16,464	1,147,047
Clayton Williams Energy Inc.(a)	1,055	115,997
CNX Gas Corp.(a)	5,345	224,704
Comstock Resources Inc.(a)	9,020	761,559
Concho Resources Inc.(a)	9,867	368,039
ConocoPhillips	305,829	28,867,199
Contango Oil & Gas Co.(a)	2,509	233,136
Continental Resources Inc.(a)	6,053	419,594
Crosstex Energy Inc.	7,389	256,103
CVR Energy Inc.(a)	3,887	74,825
Delek US Holdings Inc.	2,253	20,750
Delta Petroleum Corp.(a)	13,162	335,894
Denbury Resources Inc.(a)	48,773	1,780,215
Devon Energy Corp.	88,360	10,617,338
Diamond Offshore Drilling Inc.	13,544	1,884,512
Double Eagle Petroleum Co.(a)	1,617	29,478
Encore Acquisition Co.(a)	10,487	788,518
Endeavour International Corp.(a)	22,541	48,914
Energy Partners Ltd.(a)	5,411	80,732
Energy XXI (Bermuda) Ltd.(a)	13,825	95,669
ENSCO International Inc.	28,620	2,310,779

EOG Resources Inc.	49,230	6,458,976
EXCO Resources Inc.(a)	14,761	544,829
Exxon Mobil Corp.	1,047,588	92,323,930
Forest Oil Corp.(a)	17,598	1,311,051
Frontier Oil Corp.	20,660	493,981
FX Energy Inc.(a)	12,272	64,673
Gasco Energy Inc.(a)	18,581	77,111
GeoGlobal Resources Inc.(a)(b)	6,176	13,155
GeoMet Inc.(a)	3,468	32,877
GeoResources Inc.(a)	1,089	20,059
GMX Resources Inc.(a)	2,986	221,263
Goodrich Petroleum Corp.(a)	4,006	332,178
Gran Tierra Energy Inc.(a)	18,926	150,840
Grey Wolf Inc.(a)	35,423	319,870
Gulfport Energy Corp.(a)	4,380	72,139
Harvest Natural Resources Inc.(a)	7,197	79,599
Helmerich & Payne Inc.	20,415	1,470,288
Hess Corp.	55,772	7,037,869
Holly Corp.	8,178	301,932
Houston American Energy Corp.(a)	2,956	33,166
Marathon Oil Corp.	140,361	7,280,525
Mariner Energy Inc.(a)	17,091	631,854
McMoRan Exploration Co.(a)	9,696	266,834
Meridian Resource Corp. (The)(a)	17,120	50,504
Murphy Oil Corp.	37,545	3,681,287
Nabors Industries Ltd.(a)	55,787	2,746,394
Newfield Exploration Co.(a)	25,989	1,695,782
Noble Corp.	53,108	3,449,896
Noble Energy Inc.	34,100	3,429,096
Northern Oil and Gas Inc.(a)	3,886	51,606
Occidental Petroleum Corp.	162,725	14,622,468
Oilsands Quest Inc.(a)	30,953	201,195
Panhandle Oil and Gas Inc.	1,451	49,131
Parallel Petroleum Corp.(a)	7,970	160,436
Parker Drilling Co.(a)	21,389	214,104
Patterson-UTI Energy Inc.	31,577	1,138,035
Penn Virginia Corp.	7,973	601,324
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	43,136	1,997,628
Petroleum Development Corp.(a)	2,854	189,762
PetroQuest Energy Inc.(a)	9,161	246,431
Pioneer Drilling Co.(a)	9,511	178,902
Pioneer Natural Resources Co.	23,701	1,855,314
Plains Exploration & Production Co.(a)	21,315	1,555,355
Pride International Inc.(a)	33,010	1,561,043
PrimeEnergy Corp.(a)	182	10,099
Quest Resource Corp.(a)	3,972	45,321
Quicksilver Resources Inc.(a)	20,343	786,054
RAM Energy Resources Inc.(a)	7,146	45,020
Range Resources Corp.	30,596	2,005,262
Rex Energy Corp.(a)	2,880	76,032
Rosetta Resources Inc.(a)	11,051	314,954
Rowan Companies Inc.	22,284	1,041,777
SandRidge Energy Inc.(a)	18,291	1,181,233
Southwestern Energy Co.(a)	67,828	3,229,291
St. Mary Land & Exploration Co.	12,336	797,399
Stone Energy Corp.(a)	5,869	386,826
SulphCo Inc.(a)(b)	8,584	19,486
Sunoco Inc.	23,876	971,514
Swift Energy Co.(a)	5,971	394,444
Tesoro Corp.	28,915	571,650
Toreador Resources Corp.(a)	2,896	24,703
Transocean Inc.(a)	63,221	9,634,248

Tri-Valley Corp.(a)	4,444	33,019
TXCO Resources Inc.(a)	6,461	75,981
Unit Corp.(a)	9,111	755,940
VAALCO Energy Inc.(a)	11,322	95,897
Valero Energy Corp.	104,784	4,315,005
Venoco Inc.(a)	2,993	69,468
W&T Offshore Inc.	5,789	338,714
Warren Resources Inc.(a)	11,223	164,754
Western Refining Inc.(b)	5,214	61,734
Whiting Petroleum Corp.(a)	8,286	878,979
XTO Energy Inc.	101,002	6,919,647

		314,026,259
OIL & GAS SERVICES—2.73%
Allis-Chalmers Energy Inc.(a)	4,874	86,757
Baker Hughes Inc.	61,069	5,333,766
Basic Energy Services Inc.(a)	9,031	284,477
BJ Services Co.	58,398	1,865,232
Cal Dive International Inc.(a)	8,216	117,407
Cameron International Corp.(a)	42,958	2,377,725
CARBO Ceramics Inc.	4,553	265,668
Complete Production Services Inc.(a)	9,518	346,646
Dawson Geophysical Co.(a)	1,461	86,871
Dresser-Rand Group Inc.(a)	16,765	655,512
Dril-Quip Inc.(a)	6,131	386,253
Exterran Holdings Inc.(a)	13,015	930,442
Flotek Industries Inc.(a)(b)	5,225	107,740
FMC Technologies Inc.(a)	25,847	1,988,410
Geokinetics Inc.(a)	1,312	23,760
Global Industries Ltd.(a)	22,858	409,844
Gulf Island Fabrication Inc.	2,057	100,649
Halliburton Co.	172,962	9,179,093
Helix Energy Solutions Group Inc.(a)	18,017	750,228
Hercules Offshore Inc.(a)	17,619	669,874
Hornbeck Offshore Services Inc.(a)	4,404	248,870
ION Geophysical Corp.(a)	16,108	281,085
Key Energy Services Inc.(a)	24,844	482,470
Lufkin Industries Inc.	3,279	273,075
Matrix Service Co.(a)	5,166	119,128
Mitcham Industries Inc.(a)	1,943	33,186
NATCO Group Inc. Class A(a)	4,223	230,280
National Oilwell Varco Inc.(a)	82,315	7,302,987
Natural Gas Services Group Inc.(a)	2,396	73,030
Newpark Resources Inc.(a)	17,223	135,373
Oceaneering International Inc.(a)	10,795	831,755
Oil States International Inc.(a)	9,640	611,562
RPC Inc.	6,169	103,639
Schlumberger Ltd.	236,550	25,412,567
SEACOR Holdings Inc.(a)	4,438	397,245
Smith International Inc.	39,709	3,301,406
Superior Energy Services Inc.(a)	16,224	894,591
Superior Well Services Inc.(a)	3,003	95,225
T-3 Energy Services Inc.(a)	2,472	196,450
Tetra Technologies Inc.(a)	14,588	345,881
Tidewater Inc.	10,386	675,402
Trico Marine Services Inc.(a)(b)	2,278	82,965
Union Drilling Inc.(a)	2,646	57,365

Weatherford International Ltd.(a)	134,740	6,681,757
W-H Energy Services Inc.(a)	6,004	574,823
Willbros Group Inc.(a)	7,203	315,563

		75,724,034

PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(a)	1,251	21,730
Ball Corp.	19,386	925,488
Bemis Co. Inc.	20,455	458,601
BWAY Holding Co.(a)	1,483	12,769
Crown Holdings Inc.(a)	32,353	840,854
Graphic Packaging Holding Co.(a)	30,896	62,410
Greif Inc. Class A	6,528	417,988
Owens-Illinois Inc.(a)	33,016	1,376,437
Packaging Corp. of America	20,584	442,762
Pactiv Corp.(a)	25,752	546,715
Sealed Air Corp.	31,859	605,640
Silgan Holdings Inc.	4,747	240,863
Sonoco Products Co.	19,488	603,154

		6,555,411
PHARMACEUTICALS—4.91%
Abbott Laboratories	305,552	16,185,089
ACADIA Pharmaceuticals Inc.(a)	5,934	21,896
Accelrys Inc.(a)	5,311	25,652
Acura Pharmaceuticals Inc.(a)	1,617	12,855
Adolor Corp.(a)	9,125	50,005
Akorn Inc.(a)	10,546	34,907
Alexza Pharmaceuticals Inc.(a)	3,886	15,311
Alkermes Inc.(a)	19,989	247,064
Allergan Inc.	60,432	3,145,486
Allos Therapeutics Inc.(a)	8,006	55,321
Alnylam Pharmaceuticals Inc.(a)(b)	6,770	180,962
Alpharma Inc. Class A(a)	8,305	187,112
AmerisourceBergen Corp.	32,898	1,315,591
Amicus Therapeutics Inc.(a)	955	10,199
Amylin Pharmaceuticals Inc.(a)(b)	26,567	674,536
APP Pharmaceuticals Inc.(a)	4,779	79,905
Ardea Biosciences Inc.(a)	2,141	27,448
Array BioPharma Inc.(a)	9,004	42,319
Auxilium Pharmaceuticals Inc.(a)	8,158	274,272
Barr Pharmaceuticals Inc.(a)	21,595	973,503
Bentley Pharmaceuticals Inc.(a)	3,662	59,141
Biodel Inc.(a)	957	12,441
BioForm Medical Inc.(a)	2,164	8,743
BioMarin Pharmaceutical Inc.(a)(b)	18,740	543,085
Bristol-Myers Squibb Co.	392,492	8,057,861
Cadence Pharmaceuticals Inc.(a)	7,297	44,439
Caraco Pharmaceutical Laboratories Ltd.(a)	1,922	25,370
Cardinal Health Inc.	70,753	3,649,440
Cephalon Inc.(a)	13,297	886,777
China Sky One Medical Inc.(a)	1,472	16,383
Cubist Pharmaceuticals Inc.(a)(b)	10,600	189,316
CV Therapeutics Inc.(a)(b)	11,372	93,592
Cypress Bioscience Inc.(a)	7,242	52,070
Dendreon Corp.(a)(b)	16,004	71,218
Depomed Inc.(a)	9,523	30,569
Discovery Laboratories Inc.(a)(b)	16,210	26,747
DURECT Corp.(a)	14,953	54,878
Dyax Corp.(a)	11,025	34,178
Eli Lilly and Co.	198,148	9,146,512
Emergent BioSolutions Inc.(a)	1,164	11,559
Endo Pharmaceuticals Holdings Inc.(a)	23,838	576,641
Express Scripts Inc.(a)	41,726	2,617,055
Forest Laboratories Inc.(a)	60,425	2,099,165
Gilead Sciences Inc.(a)	182,896	9,684,343
HealthExtras Inc.(a)	5,924	178,549
Herbalife Ltd.	12,909	500,224
Hospira Inc.(a)	31,452	1,261,540

Idenix Pharmaceuticals Inc.(a)(b)	4,763	34,627
I-Flow Corp.(a)	3,927	39,859
ImClone Systems Inc.(a)	11,783	476,740
Indevus Pharmaceuticals Inc.(a)	11,682	18,341
Inspire Pharmaceuticals Inc.(a)	8,368	35,815
Isis Pharmaceuticals Inc.(a)(b)	18,918	257,852
Javelin Pharmaceuticals Inc.(a)	8,145	18,896
Jazz Pharmaceuticals Inc.(a)	1,181	8,751
King Pharmaceuticals Inc.(a)	47,729	499,723
K-V Pharmaceutical Co. Class A(a)	6,774	130,941
Ligand Pharmaceuticals Inc. Class B(a)	17,275	44,915
Mannatech Inc.(b)	2,997	16,304
MannKind Corp.(a)(b)	10,095	30,285
MAP Pharmaceuticals Inc.(a)	1,177	12,158
Medarex Inc.(a)	24,957	164,966
Medco Health Solutions Inc.(a)	100,455	4,741,476
Medicines Co. (The)(a)	9,907	196,357
Medicis Pharmaceutical Corp. Class A	10,696	222,263
Merck & Co. Inc.	425,587	16,040,374
MiddleBrook Pharmaceuticals Inc.(a)	7,108	24,025
Mylan Inc.(a)	58,976	711,840
Nabi Biopharmaceuticals(a)	11,625	45,803
NBTY Inc.(a)	10,924	350,223
Neogen Corp.(a)	2,857	65,397
Neurocrine Biosciences Inc.(a)	7,280	30,503
Noven Pharmaceuticals Inc.(a)	4,755	50,831
NPS Pharmaceuticals Inc.(a)	9,360	41,652
Obagi Medical Products Inc.(a)	3,597	30,754
Omega Protein Corp.(a)	3,641	54,433
Omnicare Inc.	21,128	553,976
Onyx Pharmaceuticals Inc.(a)	10,694	380,706
Opko Health Inc.(a)	9,515	14,463
OSI Pharmaceuticals Inc.(a)	11,319	467,701
Osiris Therapeutics Inc.(a)(b)	4,450	57,183
Pain Therapeutics Inc.(a)(b)	6,892	54,447
Par Pharmaceutical Companies Inc.(a)	6,882	111,695
Perrigo Co.	15,150	481,316
PetMed Express Inc.(a)	4,138	50,691
Pfizer Inc.	1,341,321	23,432,878
Pharmasset Inc.(a)	3,102	58,566
PharMerica Corp.(a)	5,156	116,474
POZEN Inc.(a)(b)	4,885	53,149
Progenics Pharmaceuticals Inc.(a)	4,983	79,080
Questcor Pharmaceuticals Inc.(a)	10,707	49,680
Rigel Pharmaceuticals Inc.(a)	6,705	151,935
Salix Pharmaceuticals Ltd.(a)	9,034	63,509
Schering-Plough Corp.	320,754	6,315,646
Schiff Nutrition International Inc.	1,848	10,349
Sciele Pharma Inc.(b)	6,755	130,709
Sepracor Inc.(a)	20,798	414,296
Star Scientific Inc.(a)	13,064	15,677
Sucampo Pharmaceuticals Inc.(a)	823	8,831
Synta Pharmaceuticals Corp.(a)(b)	956	5,832
Synutra International Inc.(a)(b)	1,693	54,718
Targacept Inc.(a)	3,595	26,136
Theravance Inc.(a)	10,260	121,786
United Therapeutics Corp.(a)	4,361	426,288
USANA Health Sciences Inc.(a)(b)	1,614	43,368
Valeant Pharmaceuticals International(a)	13,828	236,597
VCA Antech Inc.(a)	16,345	454,064
ViroPharma Inc.(a)	13,372	147,894
VIVUS Inc.(a)	11,181	74,689
Warner Chilcott Ltd. Class A(a)	18,081	306,473

Watson Pharmaceuticals Inc.(a)	20,012	543,726
Wyeth	264,359	12,678,658
XenoPort Inc.(a)	4,933	192,535
Zymogenetics Inc.(a)	7,451	62,737

		136,335,831
PIPELINES—0.63%
El Paso Corp.	139,117	3,024,404
Equitable Resources Inc.	25,905	1,788,999
National Fuel Gas Co.	16,473	979,814
ONEOK Inc.	20,791	1,015,225
Questar Corp.	34,297	2,436,459
Spectra Energy Corp.	125,143	3,596,610
Williams Companies Inc. (The)	115,868	4,670,639

		17,512,150
REAL ESTATE—0.09%
Avatar Holdings Inc.(a)(b)	1,175	35,591
CB Richard Ellis Group Inc. Class A(a)	34,365	659,808
Consolidated-Tomoka Land Co.	1,175	49,421
Forest City Enterprises Inc. Class A	14,255	459,296
Forestar Real Estate Group Inc.(a)	6,864	130,759
FX Real Estate and Entertainment Inc.(a)	1,451	2,757
Grubb & Ellis Co.	7,562	29,114
Hilltop Holdings Inc.(a)	9,085	93,666
Jones Lang LaSalle Inc.	6,263	376,970
Meruelo Maddux Properties Inc.(a)	8,765	19,108
Resource Capital Corp.(b)	4,222	30,441
St. Joe Co. (The)(b)	18,278	627,301
Stratus Properties Inc.(a)(b)	945	16,434
Thomas Properties Group Inc.	4,548	44,752
United Capital Corp.(a)	352	6,758

		2,582,176
REAL ESTATE INVESTMENT TRUSTS—1.92%
Acadia Realty Trust	6,153	142,442
Agree Realty Corp.	1,485	32,744
Alexander’s Inc.(a)	423	131,384
Alexandria Real Estate Equities Inc.	6,493	632,029
AMB Property Corp.	19,901	1,002,612
American Campus Communities Inc.	7,875	219,240
American Capital Agency Corp.	1,982	32,980
Annaly Capital Management Inc.	106,446	1,650,977
Anthracite Capital Inc.	12,465	87,754
Anworth Mortgage Asset Corp.	17,655	114,934
Apartment Investment and Management Co. Class A(b)	17,940	611,036
Arbor Realty Trust Inc.	2,740	24,578
Ashford Hospitality Trust Inc.	20,292	93,749
Associated Estates Realty Corp.	2,845	30,470
AvalonBay Communities Inc.	15,688	1,398,742
BioMed Realty Trust Inc.	14,935	366,356
Boston Properties Inc.	23,733	2,141,191
Brandywine Realty Trust	17,134	270,032
BRE Properties Inc. Class A	9,883	427,736
Camden Property Trust	10,401	460,348
Capital Trust Inc. Class A	4,370	83,948
CapitalSource Inc.	31,654	350,726
CapLease Inc.	8,333	62,414
Capstead Mortgage Corp.	10,626	115,292
Care Investment Trust Inc.	2,633	24,829
CBL & Associates Properties Inc.	13,629	311,286
Cedar Shopping Centers Inc.	8,462	99,175

Chimera Investment Corp.	6,497	58,538
Cogdell Spencer Inc.	2,092	33,995
Colonial Properties Trust	8,906	178,298
Corporate Office Properties Trust	8,254	283,360
Cousins Properties Inc.	7,481	172,811
DCT Industrial Trust Inc.	33,203	274,921
Developers Diversified Realty Corp.	24,572	852,894
DiamondRock Hospitality Co.	18,684	203,469
Digital Realty Trust Inc.	13,103	536,044
Douglas Emmett Inc.	24,045	528,269
Duke Realty Corp.	28,741	645,235
DuPont Fabros Technology Inc.	2,361	44,009
EastGroup Properties Inc.	5,118	219,562
Education Realty Trust Inc.	5,357	62,409
Entertainment Properties Trust	6,044	298,815
Equity Lifestyle Properties Inc.	4,387	193,028
Equity One Inc.	8,066	165,756
Equity Residential	53,908	2,063,059
Essex Property Trust Inc.	4,986	531,009
Extra Space Storage Inc.	16,071	246,851
Federal Realty Investment Trust	11,787	813,303
FelCor Lodging Trust Inc.	11,952	125,496
First Industrial Realty Trust Inc.	8,951	245,884
First Potomac Realty Trust	4,636	70,653
Franklin Street Properties Corp.	11,399	144,083
General Growth Properties Inc.	44,975	1,575,474
Getty Realty Corp.	3,397	48,951
Glimcher Realty Trust	7,114	79,535
Gramercy Capital Corp.	7,819	90,622
Hatteras Financial Corp.	2,277	52,348
HCP Inc.	46,369	1,474,998
Health Care REIT Inc.	17,766	790,587
Healthcare Realty Trust Inc.	9,823	233,493
Hersha Hospitality Trust	7,728	58,346
Highwoods Properties Inc.	11,170	350,961
Home Properties Inc.	6,559	315,226
Hospitality Properties Trust	18,311	447,887
Host Hotels & Resorts Inc.	102,444	1,398,361
HRPT Properties Trust	43,779	296,384
Inland Real Estate Corp.	11,130	160,495
Investors Real Estate Trust	10,860	103,604
iStar Financial Inc.	26,962	356,168
JER Investors Trust Inc.(b)	4,962	31,261
Kilroy Realty Corp.	6,858	322,532
Kimco Realty Corp.	42,867	1,479,769
Kite Realty Group Trust	3,992	49,900
LaSalle Hotel Properties	8,546	214,761
Lexington Realty Trust	9,585	130,644
Liberty Property Trust	18,657	618,480
LTC Properties Inc.	4,532	115,838
Macerich Co. (The)	14,767	917,474
Mack-Cali Realty Corp.	13,298	454,393
Maguire Properties Inc.	7,180	87,381
Medical Properties Trust Inc.	13,150	133,078
MFA Mortgage Investments Inc.	30,594	199,473
Mid-America Apartment Communities Inc.	5,076	259,079
Mission West Properties Inc.	3,762	41,232
Monmouth Real Estate Investment Corp. Class A	3,919	25,082
National Health Investors Inc.	4,461	127,183
National Retail Properties Inc.(b)	13,896	290,426
Nationwide Health Properties Inc.	19,148	602,971
Newcastle Investment Corp.(b)	7,960	55,800

NorthStar Realty Finance Corp.(b)	11,755	97,802
Omega Healthcare Investors Inc.	14,350	238,928
One Liberty Properties Inc.	1,583	25,819
Parkway Properties Inc.(b)	3,043	102,640
Pennsylvania Real Estate Investment Trust	7,211	166,863
Post Properties Inc.	8,638	256,981
ProLogis	51,976	2,824,896
PS Business Parks Inc.	3,048	157,277
Public Storage	25,067	2,025,163
RAIT Financial Trust	12,126	89,975
Ramco-Gershenson Properties Trust	3,562	73,163
Realty Income Corp.(b)	19,762	449,783
Redwood Trust Inc.(b)	6,513	148,431
Regency Centers Corp.	13,601	804,091
Saul Centers Inc.	2,056	96,611
Senior Housing Properties Trust	18,550	362,282
Simon Property Group Inc.	44,561	4,005,588
SL Green Realty Corp.	11,851	980,315
Sovran Self Storage Inc.	4,224	175,549
Strategic Hotels & Resorts Inc.	14,244	133,466
Sun Communities Inc.	3,066	55,893
Sunstone Hotel Investors Inc.	11,965	198,619
Tanger Factory Outlet Centers Inc.	6,654	239,078
Taubman Centers Inc.	10,442	508,003
UDR Inc.	26,496	592,980
Universal Health Realty Income Trust	2,259	67,770
Urstadt Biddle Properties Inc. Class A	4,135	60,619
U-Store-It Trust	8,877	106,080
Ventas Inc.	26,611	1,132,830
Vornado Realty Trust	26,980	2,374,240
Washington Real Estate Investment Trust	9,755	293,138
Weingarten Realty Investors	14,971	453,921
Winthrop Realty Trust Inc.	9,690	34,884

		53,234,630
RETAIL—4.97%
Abercrombie & Fitch Co. Class A	17,229	1,079,914
Advance Auto Parts Inc.	18,805	730,198
Aeropostale Inc.(a)	13,268	415,686
AFC Enterprises Inc.(a)	5,627	44,960
American Eagle Outfitters Inc.	36,512	497,659
America’s Car-Mart Inc.(a)	1,991	35,679
AnnTaylor Stores Corp.(a)	12,588	301,608
Aristotle Corp. (The)(a)	238	1,775
Asbury Automotive Group Inc.	4,913	63,132
AutoNation Inc.(a)(b)	22,797	228,426
AutoZone Inc.(a)	8,462	1,023,987
Barnes & Noble Inc.	7,173	178,177
Bebe Stores Inc.	7,258	69,749
Bed Bath & Beyond Inc.(a)	52,334	1,470,585
Best Buy Co. Inc.	66,214	2,622,074
Big 5 Sporting Goods Corp.	4,350	32,930
Big Lots Inc.(a)(b)	16,134	504,026
BJ’s Restaurants Inc.(a)	3,255	31,671
BJ’s Wholesale Club Inc.(a)	12,784	494,741
Blockbuster Inc. Class A(a)(b)	36,799	91,998
Bob Evans Farms Inc.	5,932	169,655
Borders Group Inc.(b)	11,220	67,320
Brinker International Inc.	20,418	385,900
Brown Shoe Co. Inc.	8,428	114,200
Buckle Inc. (The)	2,694	123,197
Buffalo Wild Wings Inc.(a)	2,936	72,901
Build-A-Bear Workshop Inc.(a)	3,004	21,839

Burger King Holdings Inc.	15,901	425,988
Cabela’s Inc. Class A(a)(b)	7,448	82,002
Cache Inc.(a)	2,359	25,241
California Pizza Kitchen Inc.(a)	5,621	62,899
CarMax Inc.(a)(b)	42,281	599,967
Casey’s General Store Inc.	10,074	233,415
Cash America International Inc.	5,693	176,483
Casual Male Retail Group Inc.(a)	6,917	21,097
Cato Corp. Class A	5,728	81,567
CBRL Group Inc.	4,718	115,638
CEC Entertainment Inc.(a)	4,585	128,426
Charlotte Russe Holding Inc.(a)(b)	4,768	84,680
Charming Shoppes Inc.(a)	23,710	108,829
Cheesecake Factory Inc. (The)(a)(b)	14,239	226,543
Chico’s FAS Inc.(a)	34,542	185,491
Children’s Place Retail Stores Inc. (The)(a)	4,312	155,663
Chipotle Mexican Grill Inc. Class A(a)	6,539	540,252
Christopher & Banks Corp.	6,933	47,144
Circuit City Stores Inc.(b)	32,702	94,509
Citi Trends Inc.(a)	2,661	60,298
CKE Restaurants Inc.	11,207	139,751
Coldwater Creek Inc.(a)(b)	11,828	62,452
Collective Brands Inc.(a)(b)	12,509	145,480
Conn’s Inc.(a)(b)	2,333	37,491
Copart Inc.(a)	13,386	573,189
Costco Wholesale Corp.	85,901	6,025,096
CSK Auto Corp.(a)	8,418	88,221
CVS Caremark Corp.	283,398	11,214,059
Darden Restaurants Inc.	28,378	906,393
Denny’s Corp.(a)	17,946	50,967
Dick’s Sporting Goods Inc.(a)	15,968	283,272
Dillard’s Inc. Class A(b)	11,730	135,716
DineEquity Inc.(b)	3,493	130,498
Dollar Tree Inc.(a)	18,032	589,466
Domino’s Pizza Inc.(a)	8,391	96,497
Dress Barn Inc.(a)	9,011	120,567
DSW Inc. Class A(a)	3,103	36,553
Einstein Noah Restaurant Group Inc.(a)	871	9,642
EZCORP Inc.(a)	7,101	90,538
Family Dollar Stores Inc.	28,138	561,072
FGX International Holdings Ltd.(a)	2,327	18,709
Finish Line Inc. (The) Class A(a)	9,627	83,755
First Cash Financial Services Inc.(a)	5,034	75,460
Foot Locker Inc.	30,461	379,239
Fred’s Inc.	7,674	86,256
Fuqi International Inc.(a)	1,934	16,942
GameStop Corp. Class A(a)	32,371	1,307,788
Gap Inc. (The)	96,516	1,608,922
Genesco Inc.(a)(b)	4,363	134,686
Group 1 Automotive Inc.	4,649	92,376
Haverty Furniture Companies Inc.	3,796	38,112
hhgregg Inc.(a)	1,780	17,800
Hibbett Sports Inc.(a)	6,055	127,761
Home Depot Inc.	334,904	7,843,452
Hot Topic Inc.(a)	8,473	45,839
Insight Enterprises Inc.(a)	9,321	109,335
J. Crew Group Inc.(a)	7,716	254,705
J.C. Penney Co. Inc.	44,931	1,630,546
Jack in the Box Inc.(a)	12,338	276,495
Jo-Ann Stores Inc.(a)	4,865	112,041
Jos. A. Bank Clothiers Inc.(a)(b)	3,468	92,769
Kenneth Cole Productions Inc. Class A	1,908	24,232
Kohl’s Corp.(a)	61,250	2,452,450

Krispy Kreme Doughnuts Inc.(a)	12,390	61,826
Landry’s Restaurants Inc.	2,912	52,329
Limited Brands Inc.	56,474	951,587
Longs Drug Stores Corp.	6,512	274,220
Lowe’s Companies Inc.	289,867	6,014,740
Luby’s Inc.(a)	4,276	26,084
lululemon athletica inc.(a)(b)	3,607	104,819
Lumber Liquidators Inc.(a)	1,863	24,219
Macy’s Inc.	83,542	1,622,386
MarineMax Inc.(a)	3,129	22,435
McDonald’s Corp.	224,934	12,645,789
Men’s Wearhouse Inc. (The)	10,590	172,511
Movado Group Inc.	3,381	66,944
MSC Industrial Direct Co. Inc. Class A	9,018	397,784
New York & Co. Inc.(a)	4,174	38,109
99 Cents Only Stores(a)(b)	8,982	59,281
Nordstrom Inc.	36,082	1,093,285
Nu Skin Enterprises Inc. Class A	11,049	164,851
O’Charley’s Inc.	4,578	46,055
Office Depot Inc.(a)	53,827	588,867
OfficeMax Inc.	14,825	206,068
O’Reilly Automotive Inc.(a)	22,222	496,662
P.F. Chang’s China Bistro Inc.(a)(b)	4,944	110,449
Pacific Sunwear of California Inc.(a)	13,452	114,746
Panera Bread Co. Class A(a)(b)	5,437	251,516
Pantry Inc. (The)(a)	4,386	46,755
Papa John’s International Inc.(a)	4,126	109,710
PC Connection Inc.(a)	1,778	16,553
PC Mall Inc.(a)	2,193	29,737
Penske Automotive Group Inc.	8,074	119,011
Pep Boys - Manny, Moe & Jack (The)	8,071	70,379
PetSmart Inc.	25,407	506,870
Pier 1 Imports Inc.(a)	16,920	58,205
PriceSmart Inc.	2,649	52,397
RadioShack Corp.	26,510	325,278
Red Robin Gourmet Burgers Inc.(a)(b)	3,189	88,463
Regis Corp.	8,573	225,899
Retail Ventures Inc.(a)	5,297	24,366
Rex Stores Corp.(a)	1,761	20,340
Rite Aid Corp.(a)(b)	100,774	160,231
Ross Stores Inc.	27,407	973,497
Ruby Tuesday Inc.	10,405	56,187
Rush Enterprises Inc. Class A(a)	6,364	76,432
Ruth’s Hospitality Group Inc.(a)	3,644	18,876
Saks Inc.(a)	27,607	303,125
Sally Beauty Co. Inc.(a)	17,930	115,828
School Specialty Inc.(a)	4,138	123,023
Sears Holdings Corp.(a)(b)	11,700	861,822
Shoe Carnival Inc.(a)	1,806	21,293
Sonic Automotive Inc.	5,939	76,554
Sonic Corp.(a)	12,494	184,911
Stage Stores Inc.	8,315	97,036
Staples Inc.	139,208	3,306,190
Starbucks Corp.(a)	146,638	2,308,082
Steak n Shake Co. (The)(a)	5,448	34,486
Stein Mart Inc.	5,199	23,447
Susser Holdings Corp.(a)	1,542	14,927
Syms Corp.	1,317	17,911
Systemax Inc.(b)	2,036	35,935
Talbots Inc. (The)(b)	4,440	51,460
Target Corp.	156,354	7,268,897
Texas Roadhouse Inc. Class A(a)	10,096	90,561
Tiffany & Co.	25,007	1,019,035

Tim Hortons Inc.	37,194	1,067,096
Titan Machinery Inc.(a)	1,487	46,573
TJX Companies Inc. (The)	84,486	2,658,774
Tractor Supply Co.(a)	6,869	199,476
Triarc Companies Inc. Class B	12,455	78,840
Tuesday Morning Corp.(a)	5,751	23,637
Tween Brands Inc.(a)	5,351	88,077
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,527	28,403
Under Armour Inc. Class A(a)(b)	6,532	167,480
Urban Outfitters Inc.(a)	22,188	692,044
Walgreen Co.	196,376	6,384,184
Wal-Mart Stores Inc.	444,843	25,000,177
Wendy’s International Inc.	15,588	424,305
Wet Seal Inc. Class A(a)	16,160	77,083
Williams-Sonoma Inc.(b)	17,729	351,743
World Fuel Services Corp.	5,464	119,880
Yum! Brands Inc.	94,033	3,299,618
Zale Corp.(a)(b)	7,037	132,929
Zumiez Inc.(a)(b)	3,391	56,223

		137,894,522
SAVINGS & LOANS—0.33%
Abington Bancorp Inc.	4,640	42,317
Anchor BanCorp Wisconsin Inc.	3,751	26,295
Astoria Financial Corp.	17,130	343,970
BankFinancial Corp.	4,440	57,764
Beneficial Mutual Bancorp Inc.(a)	6,991	77,390
Berkshire Hills Bancorp Inc.	2,128	50,327
Brookline Bancorp Inc.	12,079	115,354
Brooklyn Federal Bancorp Inc.	672	8,098
Capitol Federal Financial	4,215	158,526
Clifton Savings Bancorp Inc.	2,286	22,266
Danvers Bancorp Inc.(a)	3,538	38,918
Dime Community Bancshares Inc.	4,977	82,170
Downey Financial Corp.(b)	4,130	11,440
Essa Bancorp Inc.	3,368	42,167
First Financial Holdings Inc.	2,286	39,273
First Financial Northwest Inc.	4,531	44,993
First Niagara Financial Group Inc.	20,639	265,418
First Place Financial Corp.	3,394	31,904
FirstFed Financial Corp.(a)(b)	2,902	23,332
Flagstar Bancorp Inc.(b)	8,463	25,474
Flushing Financial Corp.	4,130	78,264
Fox Chase Bancorp Inc.(a)	1,225	12,569
Guaranty Financial Group Inc.(a)(b)	6,864	36,860
Home Federal Bancorp Inc.	1,304	12,857
Hudson City Bancorp Inc.	102,927	1,716,822
Investors Bancorp Inc.(a)	9,780	127,727
Kearny Financial Corp.	4,017	44,187
MASSBANK Corp.	750	29,685
Meridian Interstate Bancorp Inc.(a)	2,085	20,266
NASB Financial Inc.	723	12,855
New York Community Bancorp Inc.	67,637	1,206,644
NewAlliance Bancshares Inc.	22,553	281,461
Northwest Bancorp Inc.	3,516	76,719
OceanFirst Financial Corp.	1,751	31,606
Oritani Financial Corp.(a)	2,329	37,264
People’s United Financial Inc.	68,597	1,070,113
Provident Financial Services Inc.	12,636	177,030
Provident New York Bancorp	8,123	89,840
Rockville Financial Inc.	1,700	21,352
Roma Financial Corp.	1,948	25,519
Sovereign Bancorp Inc.	87,971	647,467

TFS Financial Corp.	21,196	245,662
United Community Financial Corp.	5,139	19,271
United Financial Bancorp Inc.	3,523	39,352
ViewPoint Financial Group	2,224	32,737
Washington Federal Inc.	17,109	309,673
Washington Mutual Inc.	208,393	1,027,377
Wauwatosa Holdings Inc.(a)	1,792	19,031
Westfield Financial Inc.	5,050	45,703
WSFS Financial Corp.	1,208	53,877

		9,057,186
SEMICONDUCTORS—2.58%
Actel Corp.(a)	4,994	84,149
Advanced Analogic Technologies Inc.(a)	7,312	30,199
Advanced Micro Devices Inc.(a)	121,999	711,254
Altera Corp.	60,469	1,251,708
Amkor Technology Inc.(a)	20,042	208,637
ANADIGICS Inc.(a)	13,652	134,472
Analog Devices Inc.	57,523	1,827,506
Applied Materials Inc.	268,377	5,123,317
Applied Micro Circuits Corp.(a)	13,515	115,688
Asyst Technologies Inc.(a)	9,436	33,687
Atmel Corp.(a)	90,874	316,242
ATMI Inc.(a)	6,614	184,663
AuthenTec Inc.(a)	3,929	40,940
Axcelis Technologies Inc.(a)	19,473	95,028
Bookham Inc.(a)	19,974	33,756
Broadcom Corp. Class A(a)	101,929	2,781,642
Brooks Automation Inc.(a)	13,784	113,994
Cabot Microelectronics Corp.(a)	5,358	177,618
Cavium Networks Inc.(a)	6,003	126,063
CEVA Inc.(a)	3,991	31,808
Cirrus Logic Inc.(a)	16,894	93,931
Cohu Inc.	4,357	63,961
Cree Inc.(a)(b)	18,424	420,251
Cypress Semiconductor Corp.(a)	31,062	768,785
Diodes Inc.(a)	5,723	158,184
DSP Group Inc.(a)	6,353	44,471
EMCORE Corp.(a)	14,547	91,064
Emulex Corp.(a)	16,858	196,396
Entegris Inc.(a)	22,799	149,333
Entropic Communications Inc.(a)	1,800	8,550
Exar Corp.(a)	9,224	69,549
Fairchild Semiconductor International Inc. Class A(a)	24,298	285,016
FormFactor Inc.(a)	9,427	173,740
Hittite Microwave Corp.(a)	3,793	135,107
Integrated Device Technology Inc.(a)	35,631	354,172
Intel Corp.	1,135,679	24,394,385
International Rectifier Corp.(a)	14,179	272,237
Intersil Corp. Class A	24,996	607,903
IPG Photonics Corp.(a)	3,231	60,775
IXYS Corp.(a)	4,963	59,258
KLA-Tencor Corp.	33,666	1,370,543
Kopin Corp.(a)	13,675	39,247
Kulicke and Soffa Industries Inc.(a)	11,080	80,773
Lam Research Corp.(a)	24,323	879,276
Lattice Semiconductor Corp.(a)	21,994	68,841
Linear Technology Corp.	44,217	1,440,148
LSI Corp.(a)	132,316	812,420
LTX Corp.(a)	11,902	26,184
Marvell Technology Group Ltd.(a)	96,053	1,696,296
Mattson Technology Inc.(a)	10,098	48,066

MEMC Electronic Materials Inc.(a)	45,154	2,778,777
Micrel Inc.	10,638	97,338
Microchip Technology Inc.	37,130	1,133,950
Micron Technology Inc.(a)(b)	151,190	907,140
Microsemi Corp.(a)	14,951	376,466
Microtune Inc.(a)	10,270	35,534
MIPS Technologies Inc. Class A(a)	8,309	31,159
MKS Instruments Inc.(a)	9,692	212,255
Monolithic Power Systems Inc.(a)	6,014	130,023
National Semiconductor Corp.	48,083	987,625
NetLogic Microsystems Inc.(a)	3,152	104,646
Novellus Systems Inc.(a)	20,602	436,556
NVIDIA Corp.(a)	109,985	2,058,919
OmniVision Technologies Inc.(a)	10,522	127,211
ON Semiconductor Corp.(a)(b)	78,644	721,165
Pericom Semiconductor Corp.(a)	4,987	74,007
Photronics Inc.(a)	8,010	56,390
PLX Technology Inc.(a)	5,489	41,881
PMC-Sierra Inc.(a)	42,096	322,034
Power Integrations Inc.(a)	6,027	190,513
QLogic Corp.(a)	27,674	403,764
Rambus Inc.(a)	20,169	384,623
Rubicon Technology Inc.(a)(b)	2,381	48,382
Rudolph Technologies Inc.(a)	5,621	43,282
Semitool Inc.(a)	4,250	31,918
Semtech Corp.(a)	12,362	173,933
Silicon Image Inc.(a)	16,818	121,931
Silicon Laboratories Inc.(a)	9,948	359,023
SiRF Technology Holdings Inc.(a)	11,668	50,406
Skyworks Solutions Inc.(a)	31,953	315,376
Spansion Inc. Class A(a)	26,893	60,509
Standard Microsystems Corp.(a)	4,383	118,998
Supertex Inc.(a)	2,186	51,021
Techwell Inc.(a)	2,867	35,321
Teradyne Inc.(a)	35,274	390,483
Tessera Technologies Inc.(a)	9,457	154,811
Texas Instruments Inc.	262,445	7,390,451
Transmeta Corp.(a)	2,409	33,268
TriQuint Semiconductor Inc.(a)	26,657	161,541
Ultra Clean Holdings Inc.(a)	3,637	28,951
Ultratech Inc.(a)	4,451	69,080
Varian Semiconductor Equipment Associates Inc.(a)	15,511	540,093
Veeco Instruments Inc.(a)	5,969	95,982
Volterra Semiconductor Corp.(a)(b)	4,016	69,316
Xilinx Inc.	55,370	1,398,093
Zoran Corp.(a)	9,505	111,209

		71,756,587
SOFTWARE—3.94%
ACI Worldwide Inc.(a)	7,124	125,311
Activision Inc.(a)	58,835	2,004,508
Actuate Corp.(a)	11,606	45,379
Acxiom Corp.	12,143	139,523
Adobe Systems Inc.(a)	105,443	4,153,400
Advent Software Inc.(a)	3,518	126,929
Allscripts Healthcare Solutions Inc.(a)	10,603	131,583
American Reprographics Co.(a)	7,178	119,514
American Software Inc. Class A	4,466	25,188

ANSYS Inc.(a)(b)	15,125	712,690
ArcSight Inc.(a)	1,361	11,977
Autodesk Inc.(a)	44,300	1,497,783
Automatic Data Processing Inc.	102,786	4,306,733

Avid Technology Inc.(a)(b)	7,915	134,476
Blackbaud Inc.	8,418	180,145
Blackboard Inc.(a)	6,973	266,578
BMC Software Inc.(a)	37,869	1,363,284
Bottomline Technologies Inc.(a)	4,155	40,428
Broadridge Financial Solutions Inc.	27,259	573,802
CA Inc.	77,003	1,777,999
Callidus Software Inc.(a)	5,972	29,860
Cerner Corp.(a)(b)	13,009	587,747
Citrix Systems Inc.(a)	37,317	1,097,493
CommVault Systems Inc.(a)	8,213	136,664
Computer Programs and Systems Inc.	1,736	30,085
Compuware Corp.(a)	54,254	517,583
Concur Technologies Inc.(a)(b)	8,303	275,909
CSG Systems International Inc.(a)	8,257	90,992
Deltek Inc.(a)	1,734	13,144
DemandTec Inc.(a)	3,891	29,221
Digi International Inc.(a)	4,754	37,319
DivX Inc.(a)	4,450	32,663
Double-Take Software Inc.(a)	3,418	46,963
Dun & Bradstreet Corp. (The)	11,223	983,584
Ebix Inc.(a)	403	31,321
Eclipsys Corp.(a)	10,779	197,902
Electronic Arts Inc.(a)	63,131	2,804,910
Epicor Software Corp.(a)	11,132	76,922
EPIQ Systems Inc.(a)	5,936	84,291
Fair Isaac Corp.	10,039	208,510
FalconStor Software Inc.(a)	6,129	43,393
Fidelity National Information Services Inc.	38,460	1,419,559
Fiserv Inc.(a)	33,136	1,503,380
Global Payments Inc.	16,253	757,390
Guidance Software Inc.(a)	631	6,026
IMS Health Inc.	36,127	841,759
infoGROUP Inc.	6,225	27,328
Informatica Corp.(a)	17,450	262,448
InnerWorkings Inc.(a)(b)	4,465	53,401
Interactive Intelligence Inc.(a)	2,493	29,019
Intuit Inc.(a)	63,646	1,754,720
JDA Software Group Inc.(a)	4,923	89,106
Lawson Software Inc.(a)	23,815	173,135
ManTech International Corp. Class A(a)	3,741	180,017
MasterCard Inc. Class A	14,408	3,825,612
MedAssets Inc.(a)	2,773	47,280
Metavante Technologies Inc.(a)	16,816	380,378
Microsoft Corp.	1,591,706	43,787,832
MicroStrategy Inc. Class A(a)	1,916	124,061
Midway Games Inc.(a)(b)	4,430	9,746
Monotype Imaging Holdings Inc.(a)	2,128	25,919
MSC Software Corp.(a)	10,381	113,983
MSCI Inc. Class A(a)	8,726	316,667
NAVTEQ Corp.(a)	19,500	1,501,500
NetSuite Inc.(a)(b)	1,673	34,246
Novell Inc.(a)	67,864	399,719
Nuance Communications Inc.(a)(b)	34,176	535,538
Omnicell Inc.(a)	6,447	84,971
Omniture Inc.(a)	12,369	229,692
OpenTV Corp.(a)	17,947	23,511
OPNET Technologies Inc.(a)	2,614	23,526
Oracle Corp.(a)	772,164	16,215,444
Parametric Technology Corp.(a)	22,538	375,708
Paychex Inc.	64,169	2,007,206
Pegasystems Inc.	2,654	35,723
Phase Forward Inc.(a)	7,883	141,658

Phoenix Technologies Ltd.(a)	5,454	59,994
Progress Software Corp.(a)	8,183	209,239
PROS Holdings Inc.(a)	1,507	16,924
QAD Inc.	2,771	18,760
Quality Systems Inc.	3,257	95,365
Quest Software Inc.(a)	13,076	193,656
Red Hat Inc.(a)	38,839	803,579
Renaissance Learning Inc.	1,629	18,261
Salesforce.com Inc.(a)	20,845	1,422,254
Schawk Inc.	2,823	33,848
SeaChange International Inc.(a)	5,647	40,433
SEI Investments Co.	26,490	623,045
Smith Micro Software Inc.(a)	5,681	32,382
Solera Holdings Inc.(a)	10,230	282,962
SPSS Inc.(a)	3,527	128,277
Sybase Inc.(a)	15,717	462,394
Synchronoss Technologies Inc.(a)	3,532	31,894
SYNNEX Corp.(a)	3,119	78,256
Take-Two Interactive Software Inc.(a)	15,457	395,236
Taleo Corp. Class A(a)	4,426	86,705
THQ Inc.(a)	13,208	267,594
Total System Services Inc.	32,418	720,328
Trident Microsystems Inc.(a)	10,943	39,942
Ultimate Software Group Inc.(a)	5,611	199,920
Unica Corp.(a)	1,795	14,432
VeriFone Holdings Inc.(a)	12,135	145,013
VMware Inc. Class A(a)(b)	8,223	442,891
Wind River Systems Inc.(a)	14,299	155,716

		109,450,214
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	6,876	137,520

		137,520
TELECOMMUNICATIONS—5.42%
Acme Packet Inc.(a)	4,235	32,864
Adaptec Inc.(a)	22,679	72,573
ADC Telecommunications Inc.(a)	23,053	340,493
ADTRAN Inc.	11,283	268,987
Airvana Inc.(a)	1,626	8,715
Alaska Communications Systems Group Inc.	8,184	97,717
Amdocs Ltd.(a)	38,782	1,140,966
American Tower Corp. Class A(a)	78,296	3,308,006
Anaren Inc.(a)	3,282	34,691
Anixter International Inc.(a)	6,039	359,260
Applied Signal Technology Inc.	2,495	34,082
ARRIS Group Inc.(a)	26,345	222,615
Aruba Networks Inc.(a)	10,367	54,219
AT&T Inc.	1,177,911	39,683,822
Atheros Communications Inc.(a)	12,122	363,660
Atlantic Tele-Network Inc.	1,800	49,518
Avanex Corp.(a)	37,261	42,105
BigBand Networks Inc.(a)	2,361	11,168
Black Box Corp.	4,150	112,839
Cbeyond Inc.(a)	3,951	63,295
Centennial Communications Corp.(a)	13,353	93,337
CenturyTel Inc.	21,445	763,228
Ciena Corp.(a)(b)	17,392	402,973
Cincinnati Bell Inc.(a)	47,453	188,863

Cisco Systems Inc.(a)	1,171,197	27,242,042
Citizens Communications Co.	67,261	762,740
Clearwire Corp. Class A(a)(b)	13,317	172,588
CommScope Inc.(a)	13,825	729,545

Comtech Telecommunications Corp.(a)	4,436	217,364
Consolidated Communications Holdings Inc.	4,521	67,318
Corning Inc.	312,237	7,197,063
CPI International Inc.(a)	1,377	16,937
Crown Castle International Corp.(a)	55,997	2,168,764
EchoStar Corp.(a)	8,116	253,382
Embarq Corp.	29,252	1,382,742
EMS Technologies Inc.(a)	2,942	64,253
Extreme Networks Inc.(a)	22,699	64,465
FairPoint Communications Inc.	17,667	127,379
FiberTower Corp.(a)	19,728	27,619
Finisar Corp.(a)	51,326	61,078
Foundry Networks Inc.(a)	28,445	336,220
General Communication Inc. Class A(a)	10,276	70,596
GeoEye Inc.(a)	3,398	60,179
Global Crossing Ltd.(a)	6,872	123,284
Globalstar Inc.(a)	3,712	10,505
Globecomm Systems Inc.(a)	3,996	33,007
Harmonic Inc.(a)	18,041	171,570
Harris Corp.	26,753	1,350,759
Harris Stratex Networks Inc.(a)	4,755	45,125
Hughes Communications Inc.(a)	1,235	60,626
Hungarian Telephone and Cable Corp.(a)	690	12,586
Hypercom Corp.(a)	10,206	44,906
ICO Global Communications (Holdings) Ltd.(a)	19,711	64,258
IDT Corp. Class B(a)	9,487	16,128
Infinera Corp.(a)(b)	18,397	162,262
InterDigital Inc.(a)	8,986	218,540
Iowa Telecommunications Services Inc.	7,529	132,586
iPCS Inc.(a)	3,253	96,386
Ixia(a)	8,392	58,324
JDS Uniphase Corp.(a)	43,900	498,704
Juniper Networks Inc.(a)	104,079	2,308,472
Knology Inc.(a)	4,991	54,851
Leap Wireless International Inc.(a)	10,433	450,393
Level 3 Communications Inc.(a)(b)	306,286	903,544
Loral Space & Communications Inc.(a)	2,196	38,694
MasTec Inc.(a)	8,133	86,698
MetroPCS Communications Inc.(a)	48,297	855,340
Motorola Inc.	447,137	3,281,986
MRV Communications Inc.(a)	30,159	35,889
NETGEAR Inc.(a)	6,632	91,920
NeuStar Inc. Class A(a)	14,827	319,670
Neutral Tandem Inc.(a)	2,709	47,408
Newport Corp.(a)	6,698	76,290
NextWave Wireless Inc.(a)(b)	6,883	27,807
NII Holdings Inc. Class B(a)	33,224	1,577,808
Novatel Wireless Inc.(a)	6,263	69,707
NTELOS Holdings Corp.	5,315	134,842
Oplink Communications Inc.(a)	4,271	41,002
Opnext Inc.(a)	3,578	19,250
Optium Corp.(a)	2,344	17,064
ORBCOMM Inc.(a)(b)	5,028	28,660
PAETEC Holding Corp.(a)	24,586	156,121
ParkerVision Inc.(a)	4,556	45,241
Plantronics Inc.	9,206	205,478
Polycom Inc.(a)	17,961	437,530
Powerwave Technologies Inc.(a)	24,966	106,106
Preformed Line Products Co.	478	19,268
Premiere Global Services Inc.(a)	12,275	178,970
QUALCOMM Inc.	320,934	14,239,842
Qwest Communications International Inc.	298,203	1,171,938
RCN Corp.(a)	5,855	63,117

RF Micro Devices Inc.(a)	52,328	151,751
Rural Cellular Corp. Class A(a)	2,335	103,931
SAVVIS Inc.(a)(b)	7,009	90,486
SBA Communications Corp.(a)	21,697	781,309
Shenandoah Telecommunications Co.	4,470	58,199
ShoreTel Inc.(a)	6,719	29,698
Sonus Networks Inc.(a)(b)	40,427	138,260
Sprint Nextel Corp.	550,566	5,230,377
Starent Networks Corp.(a)(b)	5,896	74,172
Switch & Data Facilities Co. Inc.(a)	3,857	65,530
Sycamore Networks Inc.(a)	35,316	113,718
Symmetricom Inc.(a)	8,893	34,149
Syniverse Holdings Inc.(a)	10,173	164,803
Tekelec(a)	13,740	202,115
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	20,639	975,606
Tellabs Inc.(a)	80,791	375,678
TerreStar Corp.(a)	11,527	45,877
3Com Corp.(a)	76,817	162,852
tw telecom Inc.(a)	28,221	452,383
United States Cellular Corp.(a)	3,242	183,335
USA Mobility Inc.(a)	4,423	33,394
UTStarcom Inc.(a)(b)	20,436	111,785
Verizon Communications Inc.	565,189	20,007,691
Viasat Inc.(a)	4,640	93,774
Virgin Media Inc.	57,811	786,808
Virgin Mobile USA Inc. Class A(a)	5,338	14,680
Vonage Holdings Corp.(a)(b)	12,392	20,571
Windstream Corp.	88,683	1,094,348

		150,560,013
TEXTILES—0.06%
Angelica Corp.	1,488	31,650
Cintas Corp.	26,585	704,768
G&K Services Inc. Class A	4,128	125,739
Mohawk Industries Inc.(a)(b)	10,810	692,921
UniFirst Corp.	2,746	122,636

		1,677,714
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	24,436	872,854
JAKKS Pacific Inc.(a)	5,390	117,772
LeapFrog Enterprises Inc.(a)	6,599	54,904
Marvel Entertainment Inc.(a)	10,201	327,860
Mattel Inc.	72,331	1,238,307
RC2 Corp.(a)	4,139	76,820

		2,688,517
TRANSPORTATION—1.81%
Alexander & Baldwin Inc.	8,414	383,258
American Commercial Lines Inc.(a)(b)	10,619	116,066
Arkansas Best Corp.	4,322	158,358
Arlington Tankers Ltd.	2,538	58,932
Atlas Air Worldwide Holdings Inc.(a)	2,641	130,624
Bristow Group Inc.(a)	3,875	191,774
Burlington Northern Santa Fe Corp.	55,804	5,574,262
C.H. Robinson Worldwide Inc.	33,656	1,845,695
CAI International Inc.(a)	1,458	25,369
Celadon Group Inc.(a)	4,504	44,995
Con-way Inc.	8,970	423,922
CSX Corp.	80,007	5,025,240
Double Hull Tankers Inc.	6,485	65,045
Dynamex Inc.(a)	2,034	54,532

Eagle Bulk Shipping Inc.	9,029	266,988
Expeditors International Washington Inc.	42,320	1,819,760
FedEx Corp.	61,476	4,843,694
Forward Air Corp.	5,782	200,057
Frontline Ltd.	9,505	663,259
Genco Shipping & Trading Ltd.	4,280	279,056
General Maritime Corp.	5,480	142,370
Genesee & Wyoming Inc. Class A(a)(b)	6,627	225,451
Golar LNG Ltd.	6,683	103,520
GulfMark Offshore Inc.(a)(b)	4,102	238,654
Heartland Express Inc.	11,107	165,605
Horizon Lines Inc. Class A(b)	6,448	64,158
Hub Group Inc. Class A(a)	8,188	279,456
International Shipholding Corp.(a)	1,202	28,175
J.B. Hunt Transport Services Inc.	16,173	538,237
Kansas City Southern Industries Inc.(a)(b)	15,016	660,554
Kirby Corp.(a)	10,433	500,784
Knight Transportation Inc.	10,963	200,623
Knightsbridge Tankers Ltd.	4,279	137,827
Landstar System Inc.	10,432	576,055
Marten Transport Ltd.(a)	2,929	46,776
Nordic American Tanker Shipping Ltd.	6,718	260,793
Norfolk Southern Corp.	74,502	4,669,040
Old Dominion Freight Line Inc.(a)	5,690	170,814
Overseas Shipholding Group Inc.	4,843	385,115
Pacer International Inc.	6,976	150,054
Patriot Transportation Holding Inc.(a)	305	24,400
PHI Inc.(a)	2,657	106,732
Ryder System Inc.	11,636	801,488
Saia Inc.(a)	2,735	29,866
Ship Finance International Ltd.	7,978	235,590
TBS International Ltd.(a)	2,078	83,016
Teekay Corp.	7,942	358,820
Teekay Tankers Ltd. Class A	2,677	62,133
Ultrapetrol (Bahamas) Ltd.(a)	4,808	60,629
Union Pacific Corp.	102,454	7,735,277
United Parcel Service Inc. Class B	135,610	8,335,947
Universal Truckload Services Inc.(a)	1,052	23,165
UTi Worldwide Inc.	19,358	386,192
Werner Enterprises Inc.	8,911	165,566
YRC Worldwide Inc.(a)(b)	11,019	163,853

		50,287,621
TRUCKING & LEASING—0.03%
Aircastle Ltd.	8,571	72,082
AMERCO(a)	2,038	97,172
GATX Corp.	9,724	431,065
Greenbrier Companies Inc. (The)	3,062	62,159
TAL International Group Inc.	3,145	71,517
Textainer Group Holdings Ltd.	1,351	26,385

		760,380
WATER—0.05%
American States Water Co.	3,265	114,079
American Water Works Co. Inc.(a)	12,531	277,938
Aqua America Inc.	25,899	413,607
California Water Service Group	3,749	122,855
Connecticut Water Service Inc.	1,667	37,341
Consolidated Water Co. Ltd.	2,755	54,549
Middlesex Water Co.	2,632	43,665
PICO Holdings Inc.(a)	2,921	126,917
SJW Corp.	2,906	76,718
Southwest Water Co.	4,609	46,182

		1,313,851

TOTAL COMMON STOCKS
(Cost: $3,171,222,198)		2,768,762,230

Security	Shares	Value

WARRANTS—0.00%

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.61%

MONEY MARKET FUNDS—1.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	5,602,354	5,602,354
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	39,248,600	39,248,600

		44,850,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,850,954)		44,850,954

TOTAL INVESTMENTS IN SECURITIES—101.32%
(Cost: $3,216,073,152)		2,813,613,184
Other Assets, Less Liabilities—(1.32)%		(36,698,591)

NET ASSETS—100.00%		$2,776,914,593

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.30%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,975	$35,214
Gaiam Inc.(a)	975	13,172
Greenfield Online Inc.(a)	1,078	16,084
Harte-Hanks Inc.	254	2,908
Interpublic Group of Companies Inc. (The)(a)	21,899	188,331
inVentiv Health Inc.(a)	1,743	48,438
Lamar Advertising Co.(a)(b)	4,264	153,632
Marchex Inc. Class B	1,082	13,330
Omnicom Group Inc.	16,061	720,818

		1,191,927
AEROSPACE & DEFENSE—2.29%
AAR Corp.(a)	477	6,454
AeroVironment Inc.(a)	555	15,085
Alliant Techsystems Inc.(a)	774	78,700
Argon ST Inc.(a)	621	15,401
BE Aerospace Inc.(a)	4,756	110,767
Boeing Co. (The)	40,736	2,677,170
Curtiss-Wright Corp.	2,060	92,164
Esterline Technologies Corp.(a)	1,319	64,974
GenCorp Inc.(a)	2,812	20,134
Goodrich Corp.	6,781	321,826
HEICO Corp.	1,201	39,081
Herley Industries Inc.(a)	247	3,280
Kaman Corp.	77	1,753
L-3 Communications Holdings Inc.	5,152	468,162
LMI Aerospace Inc.(a)	293	5,148
Lockheed Martin Corp.	17,826	1,758,713
Moog Inc. Class A(a)	237	8,826
Northrop Grumman Corp.	4,728	316,303
Orbital Sciences Corp.(a)	3,172	74,732
Raytheon Co.	8,325	468,531
Rockwell Collins Inc.	8,705	417,492
Teledyne Technologies Inc.(a)	1,921	93,726
TransDigm Group Inc.(a)	1,801	60,496
Triumph Group Inc.	503	23,691
United Technologies Corp.	30,071	1,855,381

		8,997,990
AGRICULTURE—2.95%
AgFeed Industries Inc.(a)	1,076	16,108
Alico Inc.	179	6,204
Alliance One International Inc.(a)	3,770	19,265
Altria Group Inc.	84,921	1,745,976
Cadiz Inc.(a)(b)	575	9,269
Lorillard Inc.(a)	4,940	341,650
Monsanto Co.	29,748	3,761,337
Philip Morris International Inc.	114,342	5,647,351
Tejon Ranch Co.(a)	546	19,689
Vector Group Ltd.	1,702	27,453

		11,594,302

AIRLINES—0.04%
AirTran Holdings Inc.(a)	3,285	6,701
Allegiant Travel Co.(a)	624	11,600
AMR Corp.(a)	6,802	34,826
Copa Holdings SA Class A	1,186	33,398
Delta Air Lines Inc.(a)	8,009	45,651
Hawaiian Holdings Inc.(a)	1,872	13,010
UAL Corp.	3,210	16,756

		161,942
APPAREL—0.69%
American Apparel Inc.(a)	1,835	12,203
Cherokee Inc.	297	5,985
Coach Inc.(a)	18,370	530,526
Crocs Inc.(a)(b)	4,136	33,129
Deckers Outdoor Corp.(a)	707	98,414
G-III Apparel Group Ltd.(a)	639	7,885
Guess? Inc.	3,270	122,461
Gymboree Corp.(a)	1,110	44,478
Hanesbrands Inc.(a)	5,057	137,247
Iconix Brand Group Inc.(a)(b)	2,570	31,046
Maidenform Brands Inc.(a)	704	9,504
Nike Inc. Class B	19,178	1,143,201
Perry Ellis International Inc.(a)	335	7,109
Phillips-Van Heusen Corp.	2,440	89,353
Polo Ralph Lauren Corp.	3,039	190,788
SKECHERS U.S.A. Inc. Class A(a)	125	2,470
True Religion Apparel Inc.(a)(b)	924	24,625
Volcom Inc.(a)	985	23,571
Warnaco Group Inc. (The)(a)	2,467	108,721
Weyco Group Inc.	222	5,890
Wolverine World Wide Inc.	2,697	71,929

		2,700,535
AUTO MANUFACTURERS—0.23%
Force Protection Inc.(a)	3,443	11,396
Oshkosh Corp.	2,815	58,242
PACCAR Inc.	19,794	827,983

		897,621
AUTO PARTS & EQUIPMENT—0.22%
Amerigon Inc. Class A(a)	1,075	7,643
BorgWarner Inc.	5,494	243,824
Exide Technologies Inc.(a)	4,078	68,347
Fuel Systems Solutions Inc.(a)	622	23,947
Goodyear Tire & Rubber Co. (The)(a)	8,385	149,505
Hayes Lemmerz International Inc.(a)	647	1,837
Johnson Controls Inc.	4,890	140,245
Spartan Motors Inc.	136	1,016
Titan International Inc.	1,486	52,931
Visteon Corp.(a)	3,340	8,784
WABCO Holdings Inc.	3,555	165,165
Wonder Auto Technology Inc.(a)	797	5,603

		868,847
BANKS—0.33%
Cardinal Financial Corp.	824	5,158
Cass Information Systems Inc.	353	11,307
Enterprise Financial Services Corp.(b)	365	6,880

First Financial Bankshares Inc.	201	9,208
Hancock Holding Co.	101	3,968
Northern Trust Corp.	10,777	738,979
Pinnacle Financial Partners Inc.(a)	279	5,605
PrivateBancorp Inc.(b)	1,019	30,957
Signature Bank(a)	1,410	36,322
Smithtown Bancorp Inc.	104	1,690
State Street Corp.	5,594	357,960
Suffolk Bancorp	205	6,023
SVB Financial Group(a)(b)	332	15,973
SY Bancorp Inc.	90	1,922
TrustCo Bank Corp. NY	1,435	10,648
Westamerica Bancorporation	719	37,812

		1,280,412
BEVERAGES—2.94%
Anheuser-Busch Companies Inc.	21,338	1,325,517
Boston Beer Co. Inc. Class A(a)	377	15,336
Brown-Forman Corp. Class B	3,334	251,950
Coca-Cola Bottling Co. Consolidated	314	11,612
Coca-Cola Co. (The)	88,770	4,614,265
Green Mountain Coffee Roasters Inc.(a)	868	32,611
Hansen Natural Corp.(a)(b)	3,923	113,061
National Beverage Corp.	517	3,759
Peet’s Coffee & Tea Inc.(a)	690	13,676
PepsiCo Inc.	80,821	5,139,407

		11,521,194
BIOTECHNOLOGY—1.94%
Abraxis BioScience Inc.(a)	326	20,688
Acorda Therapeutics Inc.(a)	1,770	58,109
Affymax Inc.(a)	568	9,037
Affymetrix Inc.(a)	2,001	20,590
Alexion Pharmaceuticals Inc.(a)	2,083	151,017
AMAG Pharmaceuticals Inc.(a)	889	30,315
American Oriental Bioengineering Inc.(a)	3,167	31,258
Arena Pharmaceuticals Inc.(a)	1,061	5,507
ARIAD Pharmaceuticals Inc.(a)	3,766	9,038
ArQule Inc.(a)	1,952	6,344
AVANT Immunotherapeutics Inc.(a)	810	11,794
Biogen Idec Inc.(a)	15,737	879,541
BioMimetic Therapeutics Inc.(a)	534	6,365
Bio-Rad Laboratories Inc. Class A(a)	1,027	83,074
Cambrex Corp.(a)	902	5,295
Celera Group(a)	1,630	18,517
Celgene Corp.(a)	23,628	1,509,120
Cell Genesys Inc.(a)	5,265	13,689
Charles River Laboratories International Inc.(a)	1,678	107,258
Cougar Biotechnology Inc.(a)	809	19,278
CryoLife Inc.(a)	1,509	17,263
Cytokinetics Inc.(a)	1,202	4,459
Cytori Therapeutics Inc.(a)	1,079	6,992
Enzo Biochem Inc.(a)	1,564	17,548
Enzon Pharmaceuticals Inc.(a)	1,908	13,585
Exelixis Inc.(a)	5,437	27,185
Genentech Inc.(a)	25,180	1,911,162
Genomic Health Inc.(a)	690	13,213
Genzyme Corp.(a)	14,491	1,043,642
Geron Corp.(a)	3,664	12,641
GTx Inc.(a)(b)	855	12,269
Halozyme Therapeutics Inc.(a)	3,208	17,259
Human Genome Sciences Inc.(a)	852	4,439
Idera Pharmaceuticals Inc.(a)	1,113	16,261

Illumina Inc.(a)(b)	3,077	268,037
ImmunoGen Inc.(a)	2,325	7,114
Immunomedics Inc.(a)	2,488	5,299
Incyte Corp.(a)	3,603	27,419
Integra LifeSciences Holdings Corp.(a)	895	39,810
InterMune Inc.(a)(b)	1,512	19,837
Invitrogen Corp.(a)	1,524	59,832
Lexicon Pharmaceuticals Inc.(a)	1,279	2,046
Marshall Edwards Inc.(a)	1,049	2,696
Martek Biosciences Corp.(a)	1,781	60,038
Maxygen Inc.(a)	556	1,885
Medivation Inc.(a)(b)	1,065	12,599
Millipore Corp.(a)	2,986	202,630
Molecular Insight Pharmaceuticals Inc.(a)	957	5,273
Momenta Pharmaceuticals Inc.(a)	1,331	16,371
Myriad Genetics Inc.(a)	2,420	110,158
Nanosphere Inc.(a)	321	2,523
Nektar Therapeutics(a)	2,084	6,981
Novavax Inc.(a)	2,827	7,039
Omrix Biopharmaceuticals Inc.(a)	692	10,892
Optimer Pharmaceuticals Inc.(a)	1,310	10,624
Orexigen Therapeutics Inc.(a)	1,086	8,569
PDL BioPharma Inc.	6,181	65,642
Protalix BioTherapeutics Inc.(a)	906	2,455
Regeneron Pharmaceuticals Inc.(a)	3,182	45,948
Repligen Corp.(a)	1,684	7,948
Rexahn Pharmaceuticals Inc.(a)	1,583	5,129
RTI Biologics Inc.(a)	2,914	25,497
Sangamo BioSciences Inc.(a)	1,984	19,741
Savient Pharmaceuticals Inc.(a)	2,865	72,484
Seattle Genetics Inc.(a)	3,284	27,783
Sequenom Inc.(a)	2,461	39,278
Tercica Inc.(a)	922	8,141
Third Wave Technologies Inc.(a)	2,390	26,672
Vertex Pharmaceuticals Inc.(a)	7,621	255,075
XOMA Ltd.(a)	5,656	9,559

		7,612,776
BUILDING MATERIALS—0.14%
AAON Inc.	697	13,424
Apogee Enterprises Inc.	786	12,702
China Architectural Engineering Inc.(a)	1,011	9,877
Drew Industries Inc.(a)	94	1,499
Eagle Materials Inc.	2,246	56,891
Lennox International Inc.	2,528	73,211
Martin Marietta Materials Inc.(b)	2,075	214,949
Quanex Building Products Corp.	1,298	19,288
Texas Industries Inc.	1,266	71,061
Trex Co. Inc.(a)(b)	51	598
USG Corp.(a)	2,008	59,377

		532,877
CHEMICALS—1.90%
Aceto Corp.	79	604
Air Products and Chemicals Inc.	11,419	1,128,882
Airgas Inc.	4,489	262,113
Albemarle Corp.	4,957	197,834
American Vanguard Corp.	902	11,095
Arch Chemicals Inc.	460	15,249
Balchem Corp.	889	20,563
Celanese Corp. Class A	7,121	325,145
CF Industries Holdings Inc.	3,055	466,804
Chemtura Corp.	744	4,345

Ecolab Inc.	9,459	406,642
Ferro Corp.	2,074	38,908
FMC Corp.	1,570	121,581
Hercules Inc.	3,408	57,697
Huntsman Corp.	949	10,819
ICO Inc.(a)	571	3,437
Innophos Holdings Inc.	296	9,457
Innospec Inc.	779	14,661
International Flavors & Fragrances Inc.	4,364	170,458
Intrepid Potash Inc.(a)	1,059	69,661
Landec Corp.(a)	1,078	6,975
Minerals Technologies Inc.	472	30,014
Mosaic Co. (The)(a)	8,417	1,217,940
NewMarket Corp.	730	48,348
NL Industries Inc.	218	2,078
PPG Industries Inc.	979	56,165
Praxair Inc.	16,974	1,599,630
Quaker Chemical Corp.	468	12,477
Rohm and Haas Co.	6,070	281,891
ShengdaTech Inc.(a)(b)	1,426	14,160
Sherwin-Williams Co. (The)	5,455	250,548
Sigma-Aldrich Corp.	3,683	198,366
Solutia Inc.(a)	2,532	32,460
Stepan Co.	142	6,478
Symyx Technologies Inc.(a)	898	6,268
Terra Industries Inc.	4,953	244,431
Valhi Inc.	124	3,379
W.R. Grace & Co.(a)	3,006	70,611
Zep Inc.	1,132	16,844
Zoltek Companies Inc.(a)	1,493	36,205

		7,471,223
COAL—1.13%
Alpha Natural Resources Inc.(a)	3,811	397,449
Arch Coal Inc.	7,814	586,284
CONSOL Energy Inc.	9,908	1,113,362
Foundation Coal Holdings Inc.	2,459	217,818
International Coal Group Inc.(a)(b)	6,893	89,954
James River Coal Co.(a)	1,373	80,581
Massey Energy Co.	4,368	409,500
National Coal Corp.(a)	1,275	11,309
Patriot Coal Corp.(a)	1,450	222,271
Peabody Energy Corp.	14,718	1,295,920
Westmoreland Coal Co.(a)	473	9,985

		4,434,433
COMMERCIAL SERVICES—2.71%
Accenture Ltd.	32,375	1,318,310
Administaff Inc.	1,190	33,189
Advance America Cash Advance Centers Inc.	740	3,759
Advisory Board Co. (The)(a)	897	35,279
Albany Molecular Research Inc.(a)	524	6,953
Alliance Data Systems Corp.(a)	4,299	243,108
American Public Education Inc.(a)	596	23,268
AMN Healthcare Services Inc.(a)	1,744	29,508
Apollo Group Inc. Class A(a)	7,334	324,603
Arbitron Inc.	1,525	72,437
Bankrate Inc.(a)(b)	690	26,958
Bowne & Co. Inc.	126	1,606
Capella Education Co.(a)	771	45,990
Cardtronics Inc.(a)	568	5,038
CBIZ Inc.(a)	2,426	19,287
CDI Corp.	149	3,791

Cenveo Inc.(a)	2,674	26,125
Chemed Corp.	952	34,853
China Direct Inc.(a)	369	2,708
ChoicePoint Inc.(a)	3,334	160,699
Coinstar Inc.(a)	1,515	49,556
Consolidated Graphics Inc.(a)	349	17,195
Corinthian Colleges Inc.(a)	4,358	50,596
Corporate Executive Board Co. (The)	1,892	79,559
Corrections Corp. of America(a)	6,004	164,930
CorVel Corp.(a)	373	12,634
CoStar Group Inc.(a)(b)	990	44,005
CRA International Inc.(a)	373	13,484
Cross Country Healthcare Inc.(a)	143	2,061
Deluxe Corp.	1,457	25,964
DeVry Inc.	3,321	178,072
Dollar Financial Corp.(a)	1,315	19,870
DynCorp International Inc.(a)	169	2,560
Emergency Medical Services Corp. Class A(a)	229	5,182
Equifax Inc.	3,742	125,806
ExlService Holdings Inc.(a)	899	12,613
Exponent Inc.(a)	542	17,024
Forrester Research Inc.(a)	842	26,001
FTI Consulting Inc.(a)	2,720	186,211
Gartner Inc.(a)	3,208	66,470
Genpact Ltd.(a)	3,132	46,729
GEO Group Inc. (The)(a)	2,754	61,965
Global Cash Access Inc.(a)	1,360	9,330
H&R Block Inc.	17,436	373,130
Hackett Group Inc. (The)(a)	2,232	12,812
Healthcare Services Group Inc.	2,092	31,819
Heartland Payment Systems Inc.	1,324	31,246
Hertz Global Holdings Inc.(a)	961	9,226
Hewitt Associates Inc. Class A(a)	5,279	202,344
Hill International Inc.(a)	1,269	20,862
Hillenbrand Inc.	3,384	72,418
HMS Holdings Corp.(a)	1,245	26,730
Hudson Highland Group Inc.(a)	1,254	13,129
Huron Consulting Group Inc.(a)	1,041	47,199
ICF International Inc.(a)	20	332
ICT Group Inc.(a)	223	1,829
Integrated Electrical Services Inc.(a)	335	5,762
Interactive Data Corp.	941	23,647
Iron Mountain Inc.(a)	9,698	257,482
ITT Educational Services Inc.(a)	2,103	173,771
K12 Inc.(a)	294	6,300
Kendle International Inc.(a)	656	23,832
Kenexa Corp.(a)	951	17,917
Kforce Inc.(a)	217	1,842
Korn/Ferry International(a)	178	2,800
Landauer Inc.	224	12,598
Learning Tree International Inc.(a)	485	8,293
LECG Corp.(a)	551	4,816
Lincoln Educational Services Corp.(a)	172	2,000
Manpower Inc.	327	19,044
MAXIMUS Inc.	118	4,109
McGrath RentCorp	871	21,418
McKesson Corp.	10,793	603,437
Michael Baker Corp.(a)	56	1,225
Midas Inc.(a)	729	9,841
Monro Muffler Brake Inc.	71	1,100
Monster Worldwide Inc.(a)	6,497	133,903
Morningstar Inc.(a)	875	63,026
Multi-Color Corp.	357	7,493

National Research Corp.	70	1,853
Navigant Consulting Inc.(a)	2,618	51,208
Net 1 UEPS Technologies Inc.(a)	2,438	59,243
Odyssey Marine Exploration Inc.(a)	2,075	8,217
PAREXEL International Corp.(a)	3,013	79,272
PeopleSupport Inc.(a)	583	4,955
Pharmaceutical Product Development Inc.	5,792	248,477
PharmaNet Development Group Inc.(a)	127	2,003
Pre-Paid Legal Services Inc.(a)	474	19,254
PRG-Schultz International Inc.(a)	813	7,650
Princeton Review Inc. (The)(a)	724	4,894
Protection One Inc.(a)	295	2,478
Providence Service Corp. (The)(a)	466	9,837
Quanta Services Inc.(a)	7,240	240,875
Resources Connection Inc.	2,458	50,020
Riskmetrics Group Inc.(a)	1,165	22,881
Robert Half International Inc.	7,748	185,720
Rollins Inc.	2,122	31,448
RSC Holdings Inc.(a)(b)	2,579	23,882
SAIC Inc.(a)	1,680	34,961
Sotheby’s Holdings Inc. Class A	3,651	96,277
Spherion Corp.(a)	1,411	6,519
Standard Parking Corp.(a)	304	5,533
Steiner Leisure Ltd.(a)	661	18,739
Strayer Education Inc.	770	160,984
SuccessFactors Inc.(a)	1,239	13,567
Team Inc.(a)	1,001	34,354
TeleTech Holdings Inc.(a)	2,099	41,896
TNS Inc.(a)	1,193	28,584
TrueBlue Inc.(a)	230	3,038
Universal Technical Institute Inc.(a)	439	5,470
Valassis Communications Inc.(a)	1,194	14,949
Visa Inc. Class A(a)	24,268	1,973,231
VistaPrint Ltd.(a)(b)	2,313	61,896
Watson Wyatt Worldwide Inc.	1,541	81,503
Weight Watchers International Inc.	1,659	59,077
Western Union Co.	40,113	991,593
Wright Express Corp.(a)	1,865	46,252

		10,616,608
COMPUTERS—7.51%
Affiliated Computer Services Inc. Class A(a)	1,348	72,105
Ansoft Corp.(a)	860	31,304
Apple Inc.(a)	47,791	8,002,125
Brocade Communications Systems Inc.(a)	2,874	23,682
CACI International Inc. Class A(a)	336	15,379
Cognizant Technology Solutions Corp.(a)	15,659	509,074
Cogo Group Inc.(a)	1,006	9,165
Compellent Technologies Inc.(a)	765	8,675
Cray Inc.(a)	867	4,023
Data Domain Inc.(a)	1,790	41,761
Dell Inc.(a)	98,420	2,153,430
Diebold Inc.	2,982	106,100
Digimarc Corp.(a)	1,032	14,613
DST Systems Inc.(a)	1,967	108,283
Echelon Corp.(a)	1,525	16,622
EMC Corp.(a)	78,219	1,149,037
FactSet Research Systems Inc.	2,249	126,754
Furmanite Corp.(a)	1,464	11,683
Hewlett-Packard Co.	133,641	5,908,269
iGATE Corp.(a)	1,083	8,805
IHS Inc. Class A(a)	2,346	163,282
Immersion Corp.(a)	859	5,850

Integral Systems Inc.	384	14,861
International Business Machines Corp.	74,454	8,825,033
Intervoice Inc.(a)	1,943	11,075
Isilon Systems Inc.(a)	1,335	5,927
Jack Henry & Associates Inc.	3,750	81,150
Limelight Networks Inc.(a)	665	2,540
Magma Design Automation Inc.(a)	1,932	11,727
Manhattan Associates Inc.(a)	1,336	31,703
Maxwell Technologies Inc.(a)	989	10,503
Mentor Graphics Corp.(a)	320	5,056
MICROS Systems Inc.(a)	4,414	134,583
MTS Systems Corp.	328	11,769
NCI Inc. Class A(a)	352	8,054
NCR Corp.(a)	8,182	206,186
Ness Technologies Inc.(a)	646	6,538
NetApp Inc.(a)	18,621	403,331
Netezza Corp.(a)	2,137	24,533
NetScout Systems Inc.(a)	1,350	14,418
Palm Inc.	4,962	26,745
Quantum Corp.(a)	6,283	8,482
Rackable Systems Inc.(a)	151	2,023
Radiant Systems Inc.(a)	1,343	14,410
Rimage Corp.(a)	397	4,919
Riverbed Technology Inc.(a)	3,039	41,695
SanDisk Corp.(a)	2,401	44,899
Seagate Technology	12,717	243,276
Sigma Designs Inc.(a)(b)	1,193	16,571
SRA International Inc. Class A(a)	1,199	26,930
STEC Inc.(a)	1,665	17,100
Stratasys Inc.(a)	1,040	19,198
Super Micro Computer Inc.(a)	1,018	7,513
Sykes Enterprises Inc.(a)	1,628	30,704
Synaptics Inc.(a)	1,269	47,879
Syntel Inc.	653	22,019
Teradata Corp.(a)	4,773	110,447
3D Systems Corp.(a)	1,087	10,326
3PAR Inc.(a)	1,475	11,564
Tyler Technologies Inc.(a)	1,946	26,407
Unisys Corp.(a)	10,641	42,032
Virtusa Corp.(a)	161	1,631
Western Digital Corp.(a)	12,002	414,429

		29,490,207
COSMETICS & PERSONAL CARE—1.75%
Alberto-Culver Co.	705	18,520
Avon Products Inc.	23,134	833,287
Bare Escentuals Inc.(a)(b)	3,288	61,584
Chattem Inc.(a)	876	56,984
Colgate-Palmolive Co.	27,527	1,902,116
Estee Lauder Companies Inc. (The) Class A	5,306	246,464
Inter Parfums Inc.	43	645
Procter & Gamble Co. (The)	61,400	3,733,734

		6,853,334
DISTRIBUTION & WHOLESALE—0.32%
Beacon Roofing Supply Inc.(a)	1,127	11,957
BMP Sunstone Corp.(a)	1,357	7,735
Central European Distribution Corp.(a)	2,048	151,859
Chindex International Inc.(a)	598	8,773
Fastenal Co.	7,000	302,120
Houston Wire & Cable Co.	854	16,995
LKQ Corp.(a)	7,343	132,688
MWI Veterinary Supply Inc.(a)	556	18,409

Owens & Minor Inc.	2,029	92,705
Pool Corp.	2,100	37,296
ScanSource Inc.(a)	1,179	31,550
Tech Data Corp.(a)	406	13,759
W.W. Grainger Inc.	4,148	339,306
Watsco Inc.	673	28,131
WESCO International Inc.(a)	1,675	67,067

		1,260,350
DIVERSIFIED FINANCIAL SERVICES—2.45%
Affiliated Managers Group Inc.(a)	2,220	199,933
American Express Co.	45,785	1,724,721
Asset Acceptance Capital Corp.	648	7,919
BGC Partners Inc. Class A(a)	183	1,382
BlackRock Inc.	689	121,953
Broadpoint Securities Group Inc.(a)	227	454
Charles Schwab Corp. (The)	50,650	1,040,351
CME Group Inc.	1,883	721,547
Cohen & Steers Inc.	564	14,647
Credit Acceptance Corp.(a)(b)	232	5,930
Diamond Hill Investment Group Inc.(a)	112	9,352
Doral Financial Corp.(a)	19	257
Duff & Phelps Corp. Class A(a)	574	9,505
E*TRADE Financial Corp.(a)(b)	4,034	12,667
Eaton Vance Corp.	5,555	220,867
Epoch Holding Corp.	410	3,735
FCStone Group Inc.(a)	1,230	34,354
Federal Home Loan Mortgage Corp.	32,149	527,244
Federated Investors Inc. Class B	4,730	162,807
First Marblehead Corp. (The)(b)	3,539	9,095
Franklin Resources Inc.	4,444	407,293
GAMCO Investors Inc. Class A	131	6,500
GFI Group Inc.	3,278	29,535
GLG Partners Inc.(b)	2,660	20,748
Goldman Sachs Group Inc. (The)	2,265	396,148
Greenhill & Co. Inc.(b)	932	50,198
Interactive Brokers Group Inc.(a)	2,202	70,750
IntercontinentalExchange Inc.(a)	3,826	436,164
International Assets Holding Corp.(a)	228	6,854
Invesco Ltd.	2,648	63,499
Investment Technology Group Inc.(a)	2,168	72,541
Janus Capital Group Inc.	8,207	217,239
KBW Inc.(a)	60	1,235
Knight Capital Group Inc. Class A(a)	627	11,273
Landenburg Thalmann Financial Services Inc.(a)	4,912	7,417
Lazard Ltd. Class A	2,762	94,322
MF Global Ltd.(a)	2,654	16,747
Morgan Stanley	3,541	127,724
NASDAQ OMX Group Inc. (The)(a)	3,994	106,041
NewStar Financial Inc.(a)	348	2,057
NYMEX Holdings Inc.	5,137	433,974
NYSE Euronext Inc.	8,647	438,057
optionsXpress Holdings Inc.	2,218	49,550
Portfolio Recovery Associates Inc.(a)(b)	541	20,287
Pzena Investment Management Inc.	70	893
SLM Corp.(a)	22,422	433,866
Stifel Financial Corp.(a)	71	2,442
T. Rowe Price Group Inc.	14,077	794,928
TD Ameritrade Holding Corp.(a)	13,113	237,214
TradeStation Group Inc.(a)	1,438	14,596
U.S. Global Investors Inc. Class A	573	9,598
Waddell & Reed Financial Inc. Class A	4,699	164,512
Westwood Holdings Group Inc.	249	9,910
World Acceptance Corp.(a)	878	29,562

		9,612,394

ELECTRIC—2.05%
AES Corp. (The)(a)	36,418	699,590
Allegheny Energy Inc.	9,109	456,452
Calpine Corp.(a)	19,192	432,972
CenterPoint Energy Inc.	11,263	180,771
Constellation Energy Group Inc.	8,849	726,503
DPL Inc.	475	12,530
EnerNOC Inc.(a)(b)	159	2,854
Entergy Corp.	7,350	885,528
Exelon Corp.	17,781	1,599,579
ITC Holdings Corp.	2,678	136,873
Mirant Corp.(a)	7,183	281,214
NRG Energy Inc.(a)	4,822	206,864
Ormat Technologies Inc.	971	47,754
Pike Electric Corp.(a)	296	4,917
PPL Corp.	20,223	1,057,056
Public Service Enterprise Group Inc.	27,566	1,266,106
Sierra Pacific Resources Corp.	3,348	42,553
Synthesis Energy Systems Inc.(a)	615	5,535
U.S. Geothermal Inc.(a)	3,361	9,881

		8,055,532
ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Advanced Battery Technologies Inc.(a)	2,252	12,994
Advanced Energy Industries Inc.(a)	371	5,083
American Superconductor Corp.(a)(b)	2,277	81,630
AMETEK Inc.	5,784	273,120
Beacon Power Corp.(a)	4,806	9,996
Belden Inc.	718	24,326
Capstone Turbine Corp.(a)	7,892	33,067
China BAK Battery Inc.(a)	1,265	5,958
Coleman Cable Inc.(a)	400	4,128
Emerson Electric Co.	42,325	2,092,971
Energizer Holdings Inc.(a)	3,117	227,822
Energy Conversion Devices Inc.(a)	2,196	161,713
EnerSys Inc.(a)	451	15,438
Fushi Copperweld Inc.(a)	781	18,533
General Cable Corp.(a)	2,859	173,970
GrafTech International Ltd.(a)	4,604	123,525
Graham Corp.	270	20,010
Harbin Electric Inc.(a)	340	4,831
Hubbell Inc. Class B	1,325	52,828
Insteel Industries Inc.	91	1,666
Littelfuse Inc.(a)	511	16,122
Medis Technologies Ltd.(a)(b)	1,172	3,950
Molex Inc.	2,078	50,724
Orion Energy Systems Inc.(a)(b)	474	4,740
Powell Industries Inc.(a)	294	14,821
Power-One Inc.(a)	258	488
PowerSecure International Inc.(a)	917	6,657
Superior Essex Inc.(a)	184	8,212
Ultralife Corp.(a)	681	7,280
Universal Display Corp.(a)	1,568	19,318
Valence Technology Inc.(a)	2,113	9,361
Vicor Corp.	999	9,970

		3,495,252
ELECTRONICS—1.22%
Agilent Technologies Inc.(a)	19,788	703,266

American Science and Engineering Inc.	480	24,734
Amphenol Corp. Class A	9,506	426,629
Analogic Corp.	726	45,789
Applied Biosystems Group	9,143	306,108
Arrow Electronics Inc.(a)	453	13,916
Avnet Inc.(a)	3,570	97,390
AVX Corp.	501	5,666
Axsys Technologies Inc.(a)	474	24,667
Badger Meter Inc.	736	37,190
Bel Fuse Inc. Class B	43	1,063
Benchmark Electronics Inc.(a)	705	11,520
China Security & Surveillance Technology Inc.(a)	1,456	19,627
Cogent Inc.(a)	1,293	14,701
Cymer Inc.(a)(b)	402	10,806
Daktronics Inc.	1,590	32,070
Dionex Corp.(a)	1,025	68,029
Dolby Laboratories Inc. Class A(a)	2,735	110,220
Eagle Test Systems Inc.(a)	54	605
Excel Technology Inc.(a)	341	7,611
FARO Technologies Inc.(a)	904	22,754
FLIR Systems Inc.(a)(b)	7,445	302,044
Garmin Ltd.(b)	6,945	297,524
Gentex Corp.	7,502	108,329
ICx Technologies Inc.(a)(b)	162	1,183
II-VI Inc.(a)	1,324	46,234
Itron Inc.(a)	1,851	182,046
Jabil Circuit Inc.	5,465	89,681
L-1 Identity Solutions Inc.(a)	412	5,488
LaBarge Inc.(a)	596	7,748
Mettler-Toledo International Inc.(a)	1,883	178,621
Multi-Fineline Electronix Inc.(a)	412	11,400
National Instruments Corp.	3,103	88,032
NVE Corp.(a)	251	7,947
OSI Systems Inc.(a)	677	14,501
OYO Geospace Corp.(a)	192	11,316
Park Electrochemical Corp.	898	21,830
PerkinElmer Inc.	2,868	79,874
Photon Dynamics Inc.(a)	743	11,204
Plexus Corp.(a)	2,094	57,962
Rofin-Sinar Technologies Inc.(a)	1,609	48,592
Sanmina-SCI Corp.(a)	8,949	11,455
Sonic Solutions Inc.(a)	312	1,860
Taser International Inc.(a)(b)	3,127	15,604
Technitrol Inc.	145	2,464
Thermo Fisher Scientific Inc.(a)	7,708	429,567
Trimble Navigation Ltd.(a)	6,579	234,870
TTM Technologies Inc.(a)	229	3,025
Varian Inc.(a)	1,517	77,458
Waters Corp.(a)	5,426	349,977
Woodward Governor Co.	2,507	89,400

		4,771,597
ENERGY - ALTERNATE SOURCES—0.30%
Akeena Solar Inc.(a)	1,132	6,362
Ascent Solar Technologies Inc.(a)	404	4,181
Aventine Renewable Energy Holdings Inc.(a)	914	4,022
Clean Energy Fuels Corp.(a)	1,182	13,581
Comverge Inc.(a)	1,123	15,700
Covanta Holding Corp.(a)	6,538	174,499
Ener1 Inc.(a)	1,947	14,447
Evergreen Energy Inc.(a)(b)	4,587	7,981
Evergreen Solar Inc.(a)(b)	5,735	55,572
First Solar Inc.(a)	2,421	660,497

FuelCell Energy Inc.(a)	3,326	23,615
GreenHunter Energy Inc.(a)	232	3,169
Headwaters Inc.(a)	333	3,919
Pacific Ethanol Inc.(a)	1,178	2,132
Quantum Fuel Systems Technologies Worldwide Inc.(a)	3,759	11,578
SunPower Corp. Class A(a)(b)	2,184	157,204

		1,158,459
ENGINEERING & CONSTRUCTION—0.92%
AECOM Technology Corp.(a)	4,912	159,787
EMCOR Group Inc.(a)	1,423	40,598
ENGlobal Corp.(a)	1,466	20,876
Fluor Corp.	4,808	894,673
Foster Wheeler Ltd.(a)	7,815	571,667
Jacobs Engineering Group Inc.(a)	6,603	532,862
KBR Inc.	7,465	260,603
Layne Christensen Co.(a)	230	10,072
McDermott International Inc.(a)	12,276	759,762
Orion Marine Group Inc.(a)	1,170	16,532
Perini Corp.(a)	596	19,698
Shaw Group Inc. (The)(a)	4,494	277,684
Stanley Inc.(a)	386	12,939
Sterling Construction Co. Inc.(a)	415	8,242
URS Corp.(a)	824	34,583
VSE Corp.	217	5,967

		3,626,545
ENTERTAINMENT—0.26%
Bally Technologies Inc.(a)	2,965	100,217
Cinemark Holdings Inc.	663	8,659
Dover Downs Gaming & Entertainment Inc.	759	4,873
Dover Motorsports Inc.	822	4,184
DreamWorks Animation SKG Inc. Class A(a)	4,332	129,137
Elixir Gaming Technologies Inc.(a)	3,670	4,404
Great Wolf Resorts Inc.(a)	153	669
International Game Technology Inc.	16,783	419,239
Macrovision Solutions Corp.(a)	340	5,086
National CineMedia Inc.	2,106	22,450
Penn National Gaming Inc.(a)	4,020	129,243
Ricks Cabaret International Inc.(a)	327	5,494
Scientific Games Corp. Class A(a)	3,460	102,485
Shuffle Master Inc.(a)	1,763	8,709
Vail Resorts Inc.(a)	1,701	72,854
Warner Music Group Corp.	1,011	7,219

		1,024,922
ENVIRONMENTAL CONTROL—0.36%
American Ecology Corp.	882	26,045
Calgon Carbon Corp.(a)	2,219	34,306
Casella Waste Systems Inc. Class A(a)	696	8,484
Clean Harbors Inc.(a)	1,021	72,552
Darling International Inc.(a)	4,377	72,308
EnergySolutions Inc.	1,799	40,208
Fuel Tech Inc.(a)(b)	871	15,347
Metalico Inc.(a)	1,310	22,951
Met-Pro Corp.	816	10,894
Mine Safety Appliances Co.	529	21,155
Nalco Holding Co.	7,099	150,144
Rentech Inc.(a)	8,188	15,557
Republic Services Inc.	7,770	230,769
Stericycle Inc.(a)	4,618	238,751
Tetra Tech Inc.(a)	3,190	72,158
Waste Connections Inc.(a)	3,601	114,980
Waste Management Inc.	7,554	284,861

		1,431,470

FOOD—1.06%
American Dairy Inc.(a)(b)	333	2,611
Arden Group Inc. Class A	40	5,070
Calavo Growers Inc.	562	6,884
Cal-Maine Foods Inc.(b)	641	21,147
Campbell Soup Co.	5,905	197,581
Dean Foods Co.(a)	5,729	112,403
Diamond Foods Inc.	870	20,045
Flowers Foods Inc.	2,526	71,587
General Mills Inc.	1,544	93,829
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	688	15,700
H.J. Heinz Co.	9,481	453,666
Hain Celestial Group Inc.(a)	237	5,565
Hershey Co. (The)	4,199	137,643
HQ Sustainable Maritime Industries Inc.(a)	361	4,783
Kellogg Co.	7,739	371,627
Kroger Co. (The)	15,825	456,868
Lance Inc.	464	8,709
Lifeway Foods Inc.(a)	261	3,103
M&F Worldwide Corp.(a)	36	1,415
McCormick & Co. Inc. NVS	2,282	81,376
Pilgrim’s Pride Corp.	241	3,131
Ralcorp Holdings Inc.(a)	349	17,255
Ruddick Corp.	126	4,323
Sanderson Farms Inc.	177	6,110
Smart Balance Inc.(a)	2,608	18,804
Spartan Stores Inc.	143	3,289
Sysco Corp.	32,560	895,726
Tootsie Roll Industries Inc.	408	10,253
Tyson Foods Inc. Class A	1,680	25,099
United Natural Foods Inc.(a)	713	13,889
Whole Foods Market Inc.	7,600	180,044
Winn-Dixie Stores Inc.(a)	1,695	27,154
Wm. Wrigley Jr. Co.	11,059	860,169
Zhongpin Inc.(a)	1,000	12,500

		4,149,358
FOREST PRODUCTS & PAPER—0.06%
Deltic Timber Corp.	526	28,146
Plum Creek Timber Co. Inc.	3,023	129,112
Potlatch Corp.	774	34,923
Rayonier Inc.	523	22,207
Rock-Tenn Co. Class A	776	23,272
Xerium Technologies Inc.	482	1,909

		239,569
GAS—0.02%
Energen Corp.	734	57,274
EnergySouth Inc.	122	5,985

		63,259
HAND & MACHINE TOOLS—0.05%
Franklin Electric Co. Inc.	753	29,201
Kennametal Inc.	879	28,611
K-Tron International Inc.(a)	132	17,107
Lincoln Electric Holdings Inc.	1,556	122,457
Raser Technologies Inc.(a)	1,565	15,243
Thermadyne Holdings Corp.(a)	158	2,337

		214,956

HEALTH CARE - PRODUCTS—4.27%
Abaxis Inc.(a)	1,050	25,336
ABIOMED Inc.(a)	1,436	25,489
Accuray Inc.(a)(b)	1,956	14,259
Advanced Medical Optics Inc.(a)	2,416	45,276
Align Technology Inc.(a)(b)	3,360	35,246
Alphatec Holdings Inc.(a)	1,352	5,516
American Medical Systems Holdings Inc.(a)	3,945	58,978
AngioDynamics Inc.(a)	490	6,674
ArthroCare Corp.(a)(b)	1,387	56,603
Atrion Corp.	80	7,666
Baxter International Inc.	34,003	2,174,152
Beckman Coulter Inc.	2,754	185,978
Becton, Dickinson and Co.	13,231	1,075,680
Boston Scientific Corp.(a)	5,272	64,793
Bruker Corp.(a)	2,737	35,170
C.R. Bard Inc.	5,423	476,953
CardioNet Inc.(a)	243	6,471
Cepheid Inc.(a)	3,087	86,806
Clinical Data Inc.(a)	562	8,020
Columbia Laboratories Inc.(a)	2,539	8,379
Conceptus Inc.(a)	1,453	26,866
CONMED Corp.(a)	122	3,239
Cyberonics Inc.(a)	1,095	23,761
Cynosure Inc. Class A(a)	372	7,373
Datascope Corp.	667	31,349
DENTSPLY International Inc.	8,068	296,902
DexCom Inc.(a)	1,422	8,589
Edwards Lifesciences Corp.(a)	3,018	187,237
ev3 Inc.(a)	746	7,072
Exactech Inc.(a)	381	9,796
Gen-Probe Inc.(a)	2,928	139,021
Haemonetics Corp.(a)	1,346	74,649
Hansen Medical Inc.(a)(b)	924	15,449
Henry Schein Inc.(a)	4,541	234,179
Hill-Rom Holdings Inc.	528	14,245
Hologic Inc.(a)	6,935	151,183
ICU Medical Inc.(a)	410	9,381
IDEXX Laboratories Inc.(a)	3,210	156,455
Immucor Inc.(a)	3,677	95,161
Insulet Corp.(a)	995	15,651
Intuitive Surgical Inc.(a)	2,098	565,201
Invacare Corp.	322	6,582
Inverness Medical Innovations Inc.(a)	2,128	70,586
IRIS International Inc.(a)	998	15,619
Johnson & Johnson	40,179	2,585,117
Kensey Nash Corp.(a)	468	14,999
Kinetic Concepts Inc.(a)	3,065	122,324
Luminex Corp.(a)(b)	1,995	40,997
Masimo Corp.(a)	2,497	85,772
Medical Action Industries Inc.(a)	568	5,890
Medtronic Inc.	60,878	3,150,437
Mentor Corp.	1,757	48,880
Meridian Bioscience Inc.	2,156	58,040
Merit Medical Systems Inc.(a)	1,497	22,006
Metabolix Inc.(a)	718	7,036
Microvision Inc.(a)	3,077	8,462
Micrus Endovascular Corp.(a)	737	10,333
Natus Medical Inc.(a)	1,495	31,305
NuVasive Inc.(a)	1,871	83,559
NxStage Medical Inc.(a)(b)	1,025	3,936
OraSure Technologies Inc.(a)	2,305	8,621

Orthofix International NV(a)	307	8,888
Orthovita Inc.(a)	3,590	7,360
Patterson Companies Inc.(a)	7,012	206,083
PSS World Medical Inc.(a)	3,359	54,752
Quidel Corp.(a)	1,429	23,607
ResMed Inc.(a)	4,189	149,715
Sirona Dental Systems Inc.(a)	851	22,058
Somanetics Corp.(a)	697	14,776
SonoSite Inc.(a)	846	23,696
Spectranetics Corp.(a)	1,567	15,451
St. Jude Medical Inc.(a)	18,369	750,925
Stereotaxis Inc.(a)(b)	1,340	7,182
Steris Corp.	3,173	91,255
Stryker Corp.	16,675	1,048,524
SurModics Inc.(a)	836	37,486
Symmetry Medical Inc.(a)	569	9,229
Synovis Life Technologies Inc.(a)	676	12,729
TECHNE Corp.(a)	2,080	160,971
Thoratec Corp.(a)	2,953	51,353
TomoTherapy Inc.(a)	2,102	18,771
TranS1 Inc.(a)	662	9,976
Varian Medical Systems Inc.(a)	6,810	353,099
Vision-Sciences Inc.(a)	911	3,416
Vital Images Inc.(a)	831	10,338
Vital Sign Inc.	504	28,617
VNUS Medical Technologies Inc.(a)	705	14,107
Volcano Corp.(a)	2,559	31,220
West Pharmaceutical Services Inc.	1,774	76,779
Wright Medical Group Inc.(a)	2,016	57,275
Zimmer Holdings Inc.(a)	8,432	573,798
Zoll Medical Corp.(a)	1,132	38,114

		16,768,255
HEALTH CARE - SERVICES—1.03%
Aetna Inc.	16,899	684,916
Air Methods Corp.(a)	524	13,100
Alliance Imaging Inc.(a)	1,273	11,037
Almost Family Inc.(a)	345	9,177
Amedisys Inc.(a)	1,436	72,403
Assisted Living Concepts Inc.(a)	1,623	8,927
athenahealth Inc.(a)	1,118	34,390
Bio-Reference Laboratories Inc.(a)	547	12,204
Capital Senior Living Corp.(a)	318	2,398
Centene Corp.(a)	193	3,240
Community Health Systems Inc.(a)	1,174	38,719
Covance Inc.(a)	3,407	293,070
Coventry Health Care Inc.(a)	1,678	51,045
DaVita Inc.(a)	4,722	250,880
Emeritus Corp.(a)	1,067	15,600
Ensign Group Inc. (The)	126	1,449
Five Star Quality Care Inc.(a)	101	478
Genoptix Inc.(a)	452	14,261
Gentiva Health Services Inc.(a)	405	7,715
Health Management Associates Inc. Class A(a)	8,730	56,832
Health Net Inc.(a)	314	7,555
Healthways Inc.(a)	1,822	53,931
Humana Inc.(a)	5,211	207,241
IPC The Hospitalist Co. Inc.(a)	306	5,759
Laboratory Corp. of America Holdings(a)	6,032	420,008
LHC Group Inc.(a)	720	16,740
Life Sciences Research Inc.(a)	474	13,386
Lincare Holdings Inc.(a)	3,616	102,694
National Healthcare Corp.	402	18,424

NightHawk Radiology Holdings Inc.(a)	118	835
Odyssey Healthcare Inc.(a)	138	1,344
Pediatrix Medical Group Inc.(a)	2,186	107,617
Psychiatric Solutions Inc.(a)	2,909	110,077
Quest Diagnostics Inc.	7,040	341,229
RadNet Inc.(a)	1,058	6,560
Sun Healthcare Group Inc.(a)	2,139	28,641
Sunrise Senior Living Inc.(a)	2,157	48,489
Tenet Healthcare Corp.(a)	14,701	81,738
U.S. Physical Therapy Inc.(a)	644	10,568
UnitedHealth Group Inc.	24,577	645,146
Virtual Radiologic Corp.(a)	155	2,054
WellCare Health Plans Inc.(a)	2,226	80,470
WellPoint Inc.(a)	2,767	131,875

		4,024,222
HOLDING COMPANIES - DIVERSIFIED—0.08%
Walter Industries Inc.	2,839	308,798

		308,798
HOME BUILDERS—0.02%
AMREP Corp.(b)	22	1,047
Cavco Industries Inc.(a)	272	8,903
Champion Enterprises Inc.(a)	2,047	11,975
Fleetwood Enterprises Inc.(a)	3,196	8,374
NVR Inc.(a)	17	8,501
Pulte Homes Inc.	2,681	25,818
Thor Industries Inc.(b)	569	12,097
Winnebago Industries Inc.(b)	1,447	14,745

		91,460
HOME FURNISHINGS—0.05%
American Woodmark Corp.	445	9,403
DTS Inc.(a)	902	28,251
Harman International Industries Inc.	2,352	97,349
Hooker Furniture Corp.	30	520
Tempur-Pedic International Inc.(b)	2,501	19,533
TiVo Inc.(a)	4,896	30,208
Universal Electronics Inc.(a)	717	14,985

		200,249
HOUSEHOLD PRODUCTS & WARES—0.28%
Church & Dwight Co. Inc.	3,604	203,085
Clorox Co. (The)	2,308	120,478
Fossil Inc.(a)	2,459	71,483
Kimberly-Clark Corp.	9,322	557,269
Scotts Miracle-Gro Co. (The) Class A	1,847	32,452
Standard Register Co. (The)	192	1,811
Tupperware Brands Corp.	3,360	114,979
WD-40 Co.	349	10,208

		1,111,765
HOUSEWARES—0.02%
Libbey Inc.	673	5,007
National Presto Industries Inc.	20	1,284
Toro Co. (The)	2,047	68,104

		74,395
INSURANCE—0.56%
Aflac Inc.	25,767	1,618,168
AmTrust Financial Services Inc.	49	617
Argo Group International Holdings Ltd.(a)	579	19,431
Axis Capital Holdings Ltd.	1,879	56,013

Brown & Brown Inc.	1,493	25,963
CIGNA Corp.	2,116	74,885
Darwin Professional Underwriters Inc.(a)	392	12,074
eHealth Inc.(a)	1,351	23,859
Employers Holdings Inc.	150	3,105
Enstar Group Ltd.(a)	159	13,913
Erie Indemnity Co. Class A	139	6,415
First Mercury Financial Corp.(a)	344	6,068
Life Partners Holdings Inc.	287	5,734
Philadelphia Consolidated Holding Corp.(a)	1,085	36,857
Primus Guaranty Ltd.(a)(b)	465	1,353
Prudential Financial Inc.	4,045	241,648
Tower Group Inc.	1,016	21,529
Transatlantic Holdings Inc.	351	19,821
W.R. Berkley Corp.	396	9,567

		2,197,020
INTERNET—3.64%
Akamai Technologies Inc.(a)	9,120	317,285
Amazon.com Inc.(a)	17,073	1,251,963
Ariba Inc.(a)	3,981	58,561
Art Technology Group Inc.(a)	6,439	20,605
AsiaInfo Holdings Inc.(a)	1,878	22,198
Bidz.com Inc.(a)	314	2,735
Blue Coat Systems Inc.(a)	1,640	23,140
Blue Nile Inc.(a)(b)	681	28,956
China Information Security Technology Inc.(a)	1,242	7,030
Chordiant Software Inc.(a)	1,623	8,115
CNET Networks Inc.(a)	7,991	91,817
Cogent Communications Group Inc.(a)	2,491	33,379
comScore Inc.(a)	975	21,275
Constant Contact Inc.(a)(b)	1,101	20,754
CyberSource Corp.(a)	3,739	62,553
DealerTrack Holdings Inc.(a)	1,879	26,513
Dice Holdings Inc.(a)	539	4,452
Digital River Inc.(a)	2,084	80,401
Drugstore.com Inc.(a)	4,529	8,605
EarthLink Inc.(a)	5,949	51,459
eBay Inc.(a)	60,153	1,643,981
Entrust Inc.(a)	3,321	9,764
Equinix Inc.(a)	1,772	158,098
eResearch Technology Inc.(a)(b)	2,342	40,844
F5 Networks Inc.(a)	4,345	123,485
Global Sources Ltd.(a)	897	13,616
Google Inc. Class A(a)	12,837	6,757,654
GSI Commerce Inc.(a)	1,018	13,875
HLTH Corp.(a)	2,856	32,330
HSW International Inc.(a)	365	1,059
IAC/InterActiveCorp(a)	1,288	24,833
InfoSpace Inc.	859	7,155
Internap Network Services Corp.(a)	1,372	6,421
Internet Brands Inc. Class A(a)	216	1,432
Internet Capital Group Inc.(a)	1,292	9,987
Interwoven Inc.(a)	1,772	21,282
j2 Global Communications Inc.(a)	2,470	56,810
Keynote Systems Inc.(a)	143	1,842
Knot Inc. (The)(a)	1,391	13,604
Liquidity Services Inc.(a)	530	6,111
LoopNet Inc.(a)(b)	1,373	15,515
McAfee Inc.(a)	7,838	266,727
MercadoLibre Inc.(a)	1,381	47,631
Move Inc.(a)	6,956	16,207
NetFlix Inc.(a)(b)	2,186	56,989

NIC Inc.	1,956	13,359
NutriSystem Inc.(b)	1,733	24,505
1-800-FLOWERS.COM Inc.(a)	1,217	7,850
Online Resources Corp.(a)	1,340	11,189
Orbitz Worldwide Inc.(a)	126	631
Overstock.com Inc.(a)(b)	841	21,824
PCTEL Inc.	701	6,723
Priceline.com Inc.(a)(b)	2,088	241,080
RealNetworks Inc.(a)	1,966	12,976
RightNow Technologies Inc.(a)	1,508	20,614
S1 Corp.(a)	2,016	15,261
Safeguard Scientifics Inc.(a)	507	629
Sapient Corp.(a)	4,759	30,553
Secure Computing Corp.(a)	172	712
Shutterfly Inc.(a)	1,066	13,016
Sohu.com Inc.(a)	1,536	108,196
SonicWALL Inc.(a)	849	5,476
Sourcefire Inc.(a)	875	6,764
Stamps.com Inc.(a)	750	9,360
SupportSoft Inc.(a)	1,716	5,577
TechTarget Inc.(a)	754	7,962
TeleCommunication Systems Inc.(a)	1,823	8,440
Terremark Worldwide Inc.(a)	2,428	13,257
TheStreet.com Inc.	1,042	6,783
thinkorswim Group Inc.(a)(b)	2,821	19,888
TriZetto Group Inc. (The)(a)	2,273	48,597
ValueClick Inc.(a)	5,308	80,416
Vasco Data Security International Inc.(a)	1,340	14,110
VeriSign Inc.(a)	10,554	398,941
Vignette Corp.(a)	752	9,024
Vocus Inc.(a)	871	28,020
WebMD Health Corp. Class A(a)(b)	372	10,379
Websense Inc.(a)	2,263	38,109
Website Pros Inc.(a)	343	2,857
Yahoo! Inc.(a)	74,704	1,543,385

		14,275,511
IRON & STEEL—0.73%
AK Steel Holding Corp.	6,073	419,037
Allegheny Technologies Inc.	5,480	324,854
Carpenter Technology Corp.	171	7,464
Cleveland-Cliffs Inc.	4,905	584,627
Esmark Inc.(a)	36	688
General Steel Holdings Inc.(a)	583	9,165
Nucor Corp.	3,652	272,695
Olympic Steel Inc.	369	28,014
Schnitzer Steel Industries Inc. Class A	151	17,305
Steel Dynamics Inc.	2,470	96,503
Sutor Technology Group Ltd.(a)	222	1,570
United States Steel Corp.	6,044	1,116,810
Universal Stainless & Alloy Products Inc.(a)	34	1,259

		2,879,991
LEISURE TIME—0.20%
Ambassadors Group Inc.	815	12,160
Carnival Corp.	4,824	158,999
Harley-Davidson Inc.	11,387	412,893
Life Time Fitness Inc.(a)(b)	1,888	55,790

Marine Products Corp.	118	779
Polaris Industries Inc.(b)	1,531	61,822
Town Sports International Holdings Inc.(a)	739	6,902
WMS Industries Inc.(a)	2,379	70,823

		780,168

LODGING—0.44%
Boyd Gaming Corp.	376	4,723
Choice Hotels International Inc.	569	15,079
Las Vegas Sands Corp.(a)(b)	5,723	271,499
Marriott International Inc. Class A	16,023	420,444
MGM MIRAGE(a)	6,328	214,456
Monarch Casino & Resort Inc.(a)	579	6,832
Morgans Hotel Group Co.(a)	1,030	10,609
Orient-Express Hotels Ltd.	1,955	84,925
Riviera Holdings Corp.(a)	299	3,035
Starwood Hotels & Resorts Worldwide Inc.	10,121	405,548
Wynn Resorts Ltd.	3,340	271,709

		1,708,859
MACHINERY—1.97%
AGCO Corp.(a)	3,611	189,253
Altra Holdings Inc.(a)	1,431	24,055
Applied Industrial Technologies Inc.	688	16,629
Astec Industries Inc.(a)	923	29,665
Bolt Technology Corp.(a)	468	10,563
Bucyrus International Inc.	4,058	296,315
Caterpillar Inc.	33,346	2,461,602
Chart Industries Inc.(a)	1,536	74,711
Cognex Corp.	2,271	52,347
Columbus McKinnon Corp.(a)	114	2,745
Cummins Inc.	11,011	721,441
Deere & Co.	23,360	1,684,957
DXP Enterprises Inc.(a)	194	8,078
Flow International Corp.(a)	1,888	14,726
Flowserve Corp.	1,415	193,431
Gorman-Rupp Co. (The)	706	28,127
Graco Inc.	3,336	127,002
IDEX Corp.	3,968	146,181
Intermec Inc.(a)	3,290	69,353
iRobot Corp.(a)(b)	750	10,305
Joy Global Inc.	5,869	445,046
Key Technology Inc.(a)	306	9,734
Lindsay Corp.	647	54,976
Manitowoc Co. Inc. (The)	7,047	229,239
Middleby Corp. (The)(a)(b)	919	40,353
Nordson Corp.	1,825	133,024
Presstek Inc.(a)	1,496	7,420
Robbins & Myers Inc.	891	44,434
Rockwell Automation Inc.	7,954	347,828
Sauer-Danfoss Inc.	541	16,852
Tennant Co.	837	25,169
TurboChef Technologies Inc.(a)	1,006	4,809
Twin Disc Inc.	50	1,047
Wabtec Corp.	2,280	110,854
Zebra Technologies Corp. Class A(a)	3,292	107,451

		7,739,722
MANUFACTURING—2.88%
Actuant Corp. Class A	2,732	85,648
Acuity Brands Inc.	1,906	91,640
American Railcar Industries Inc.	502	8,424
Ameron International Corp.	107	12,838
AptarGroup Inc.	686	28,778
AZZ Inc.(a)	267	10,653
Barnes Group Inc.	2,593	59,872
Brink’s Co. (The)	2,200	143,924
Carlisle Companies Inc.	360	10,440

China Fire & Security Group Inc.(a)	758	6,102
CLARCOR Inc.	1,692	59,389
Colfax Corp.(a)	1,169	29,330
Cooper Industries Ltd.	7,179	283,571
Danaher Corp.	9,718	751,201
Donaldson Co. Inc.	4,155	185,479
Dover Corp.	8,982	434,459
Eaton Corp.	4,033	342,684
EnPro Industries Inc.(a)	132	4,929
ESCO Technologies Inc.(a)	1,403	65,829
Flanders Corp.(a)	872	5,276
FreightCar America Inc.	27	959
GenTek Inc.(a)	409	10,998
Harsco Corp.	4,568	248,545
Hexcel Corp.(a)	5,015	96,790
Honeywell International Inc.	40,198	2,021,155
Illinois Tool Works Inc.	1,296	61,573
Ingersoll-Rand Co. Ltd. Class A	3,090	115,659
ITT Industries Inc.	7,466	472,822
Koppers Holdings Inc.	69	2,889
Lancaster Colony Corp.	1,034	31,310
LSB Industries Inc.(a)	729	14,434
Matthews International Corp. Class A	1,708	77,304
Myers Industries Inc.	1,405	11,451
Pall Corp.	6,649	263,832
Parker Hannifin Corp.	9,093	648,513
Peerless Manufacturing Co.(a)	351	16,451
Polypore International Inc.(a)	864	21,885
Raven Industries Inc.	825	27,044
Roper Industries Inc.	4,847	319,320
Smith & Wesson Holding Corp.(a)	1,515	7,893
SPX Corp.	2,896	381,490
Textron Inc.	13,511	647,582
3M Co.	38,178	2,656,807
Tyco International Ltd.	13,568	543,263

		11,320,435
MEDIA—1.65%
Central European Media Enterprises Ltd.(a)	1,952	176,715
Charter Communications Inc. Class A(a)	9,529	10,005
CKX Inc.(a)	1,870	16,363
Comcast Corp. Class A	44,385	841,983
Crown Media Holdings Inc. Class A(a)(b)	469	2,223
CTC Media Inc.(a)	2,853	70,355
DG FastChannel Inc.(a)	738	12,731
DIRECTV Group Inc. (The)(a)	32,300	836,893
Dish Network Corp. Class A(a)	10,955	320,762
Dolan Media Co.(a)	1,189	21,640
Entravision Communications Corp.(a)	1,585	6,372
Global Traffic Network Inc.(a)	642	5,739
John Wiley & Sons Inc. Class A	2,182	98,255
Liberty Global Inc. Class A(a)	8,501	267,186
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	28,008	678,634
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,354	10,020
McGraw-Hill Companies Inc. (The)	8,675	348,041
News Corp. Class A	50,220	755,309
Playboy Enterprises Inc. Class B(a)	667	3,295
Sinclair Broadcast Group Inc. Class A	1,185	9,006
Sirius Satellite Radio Inc.(a)(b)	81,275	156,048
Time Warner Cable Inc. Class A(a)	4,193	111,031
Time Warner Inc.	21,531	318,659
Value Line Inc.	47	1,563

Viacom Inc. Class B(a)	28,474	869,596
Walt Disney Co. (The)	11,979	373,745
World Wrestling Entertainment Inc.	1,108	17,141
XM Satellite Radio Holdings Inc. Class A(a)	16,315	127,910

		6,467,220
METAL FABRICATE & HARDWARE—0.28%
Ampco-Pittsburgh Corp.	329	14,634
CIRCOR International Inc.	780	38,212
Dynamic Materials Corp.	582	19,177
Haynes International Inc.(a)	162	9,323
Kaydon Corp.	1,501	77,166
Mueller Industries Inc.	143	4,605
NN Inc.	706	9,842
Omega Flex Inc.	169	2,569
Precision Castparts Corp.	7,551	727,690
RBC Bearings Inc.(a)	1,061	35,353
Sun Hydraulics Corp.	549	17,716
Timken Co. (The)	228	7,510
Valmont Industries Inc.	988	103,039
Worthington Industries Inc.	628	12,874

		1,079,710
MINING—0.79%
Alcoa Inc.	34,331	1,222,870
Allied Nevada Gold Corp.(a)	2,152	12,675
AMCOL International Corp.	378	10,758
Apex Silver Mines Ltd.(a)(b)	643	3,157
Century Aluminum Co.(a)(b)	864	57,447
Compass Minerals International Inc.	920	74,115
General Moly Inc.(a)	2,441	19,211
Newmont Mining Corp.	23,666	1,234,419
Southern Copper Corp.	3,975	423,854
Stillwater Mining Co.(a)	593	7,015
Titanium Metals Corp.	854	11,947
United States Lime & Minerals Inc.(a)	54	2,137
Uranium Resources Inc.(a)	1,229	4,535
USEC Inc.(a)	1,845	11,218

		3,095,358
OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.	10,172	346,865

		346,865
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,668	41,517
HNI Corp.	209	3,691
Interface Inc. Class A	2,763	34,620
Knoll Inc.	2,481	30,144

		109,972
OIL & GAS—6.80%
Abraxas Petroleum Corp.(a)	2,276	12,313
American Oil & Gas Inc.(a)	484	1,897
Apco Argentina Inc.	207	5,993
Approach Resources Inc.(a)	361	9,671
Arena Resources Inc.(a)	1,905	100,622
Atlas America Inc.	1,871	84,289
ATP Oil & Gas Corp.(a)	1,507	59,481
Atwood Oceanics Inc.(a)	1,515	188,375
Berry Petroleum Co. Class A	1,466	86,318
Bill Barrett Corp.(a)	921	54,717
BMB Munai Inc.(a)	166	986

Bois d’Arc Energy Inc.(a)	1,052	25,574
BPZ Resources Inc.(a)	3,249	95,521
Cabot Oil & Gas Corp.	2,411	163,297
Cano Petroleum Inc.(a)	2,097	16,650
Carrizo Oil & Gas Inc.(a)	1,480	100,773
Cheniere Energy Inc.(a)(b)	2,225	9,723
Chesapeake Energy Corp.	11,718	772,919
Clayton Williams Energy Inc.(a)	293	32,215
CNX Gas Corp.(a)	1,401	58,898
Comstock Resources Inc.(a)	2,469	208,458
Concho Resources Inc.(a)	2,697	100,598
Contango Oil & Gas Co.(a)	671	62,349
Continental Resources Inc.(a)	1,613	111,813
Crosstex Energy Inc.	2,179	75,524
CVR Energy Inc.(a)	1,246	23,986
Delta Petroleum Corp.(a)	3,518	89,779
Denbury Resources Inc.(a)	13,335	486,728
Diamond Offshore Drilling Inc.	3,728	518,714
Double Eagle Petroleum Co.(a)	443	8,076
Encore Acquisition Co.(a)	728	54,738
Endeavour International Corp.(a)	6,163	13,374
Energy Partners Ltd.(a)	1,730	25,812
Energy XXI (Bermuda) Ltd.(a)	234	1,619
ENSCO International Inc.	7,301	589,483
EOG Resources Inc.	10,123	1,328,138
EXCO Resources Inc.(a)	3,798	140,184
Exxon Mobil Corp.	52,988	4,669,832
Frontier Oil Corp.	5,634	134,709
FX Energy Inc.(a)	1,780	9,381
Gasco Energy Inc.(a)	5,080	21,082
GeoGlobal Resources Inc.(a)(b)	1,606	3,421
GeoMet Inc.(a)	130	1,232
GeoResources Inc.(a)	299	5,508
GMX Resources Inc.(a)	304	22,526
Goodrich Petroleum Corp.(a)	1,090	90,383
Gran Tierra Energy Inc.(a)	5,175	41,245
Grey Wolf Inc.(a)	2,259	20,399
Gulfport Energy Corp.(a)	458	7,543
Hess Corp.	15,249	1,924,271
Holly Corp.	2,389	88,202
Houston American Energy Corp.(a)	809	9,077
Mariner Energy Inc.(a)	3,475	128,471
McMoRan Exploration Co.(a)(b)	2,736	75,295
Murphy Oil Corp.	10,299	1,009,817
Nabors Industries Ltd.(a)	2,151	105,894
Noble Corp.	14,569	946,402
Noble Energy Inc.	597	60,034
Northern Oil and Gas Inc.(a)	1,063	14,117
Occidental Petroleum Corp.	44,490	3,997,871
Oilsands Quest Inc.(a)	984	6,396
Panhandle Oil and Gas Inc.	396	13,409
Parallel Petroleum Corp.(a)	2,283	45,957
Parker Drilling Co.(a)	1,089	10,901
Patterson-UTI Energy Inc.	5,174	186,471
Penn Virginia Corp.	2,255	170,072
Petrohawk Energy Corp.(a)	11,146	516,171
Petroleum Development Corp.(a)	806	53,591
PetroQuest Energy Inc.(a)	1,153	31,016
Pioneer Drilling Co.(a)	335	6,301
Plains Exploration & Production Co.(a)	5,314	387,763
Pride International Inc.(a)	6,479	306,392
PrimeEnergy Corp.(a)	49	2,719
Quest Resource Corp.(a)	1,008	11,501

Quicksilver Resources Inc.(a)	5,613	216,886
RAM Energy Resources Inc.(a)	976	6,149
Range Resources Corp.	8,366	548,308
Rex Energy Corp.(a)	908	23,971
Rowan Companies Inc.	2,136	99,858
SandRidge Energy Inc.(a)	5,001	322,965
Southwestern Energy Co.(a)	18,538	882,594
St. Mary Land & Exploration Co.	1,378	89,074
SulphCo Inc.(a)(b)	1,398	3,173
Sunoco Inc.	3,764	153,157
Tesoro Corp.	2,172	42,940
Transocean Inc.(a)	17,286	2,634,214
Tri-Valley Corp.(a)	1,215	9,027
Unit Corp.(a)	1,920	159,302
VAALCO Energy Inc.(a)	1,007	8,529
Venoco Inc.(a)	1,040	24,138
W&T Offshore Inc.	1,634	95,605
Warren Resources Inc.(a)	3,155	46,315
Whiting Petroleum Corp.(a)	2,294	243,348
XTO Energy Inc.	3,017	206,695

		26,671,225
OIL & GAS SERVICES—4.77%
Baker Hughes Inc.	16,726	1,460,849
Basic Energy Services Inc.(a)	2,237	70,466
Cal Dive International Inc.(a)	173	2,472
Cameron International Corp.(a)	11,745	650,086
CARBO Ceramics Inc.	1,112	64,885
Dawson Geophysical Co.(a)	352	20,930
Dresser-Rand Group Inc.(a)	4,663	182,323
Dril-Quip Inc.(a)	1,677	105,651
Flotek Industries Inc.(a)(b)	1,284	26,476
FMC Technologies Inc.(a)	6,942	534,048
Geokinetics Inc.(a)	345	6,248
Global Industries Ltd.(a)	3,988	71,505
Gulf Island Fabrication Inc.	660	32,294
Halliburton Co.	47,290	2,509,680
Helix Energy Solutions Group Inc.(a)	426	17,739
ION Geophysical Corp.(a)	4,584	79,991
Key Energy Services Inc.(a)	1,133	22,003
Lufkin Industries Inc.	271	22,569
Matrix Service Co.(a)	1,535	35,397
Mitcham Industries Inc.(a)	531	9,069
NATCO Group Inc. Class A(a)	1,095	59,710
National Oilwell Varco Inc.(a)	22,507	1,996,821
Natural Gas Services Group Inc.(a)	656	19,995
Oceaneering International Inc.(a)	2,988	230,225
Oil States International Inc.(a)	1,780	112,923
RPC Inc.	1,605	26,964
Schlumberger Ltd.	64,677	6,948,250
SEACOR Holdings Inc.(a)	138	12,352
Smith International Inc.	10,890	905,395
Superior Energy Services Inc.(a)	4,377	241,348
Superior Well Services Inc.(a)	562	17,821
T-3 Energy Services Inc.(a)	676	53,722
Tetra Technologies Inc.(a)	3,918	92,896
Tidewater Inc.	148	9,624
Union Drilling Inc.(a)	265	5,745
Weatherford International Ltd.(a)	36,840	1,826,896
W-H Energy Services Inc.(a)	1,678	160,652
Willbros Group Inc.(a)	2,105	92,220

		18,738,240

PACKAGING & CONTAINERS—0.14%
AEP Industries Inc.(a)	334	5,802
Ball Corp.	796	38,001
BWAY Holding Co.(a)	309	2,660
Crown Holdings Inc.(a)	8,702	226,165
Graphic Packaging Holding Co.(a)	5,995	12,110
Greif Inc. Class A	1,767	113,141
Owens-Illinois Inc.(a)	2,585	107,769
Packaging Corp. of America	1,310	28,178
Silgan Holdings Inc.	681	34,554

		568,380
PHARMACEUTICALS—4.95%
Abbott Laboratories	83,660	4,431,470
ACADIA Pharmaceuticals Inc.(a)	1,561	5,760
Accelrys Inc.(a)	1,452	7,013
Acura Pharmaceuticals Inc.(a)	443	3,522
Adolor Corp.(a)	2,495	13,673
Akorn Inc.(a)	2,775	9,185
Alexza Pharmaceuticals Inc.(a)	1,028	4,050
Alkermes Inc.(a)	5,057	62,505
Allergan Inc.	16,533	860,543
Allos Therapeutics Inc.(a)	2,870	19,832
Alnylam Pharmaceuticals Inc.(a)(b)	1,928	51,535
Alpharma Inc. Class A(a)	1,316	29,649
AmerisourceBergen Corp.	1,065	42,589
Amicus Therapeutics Inc.(a)	203	2,168
Amylin Pharmaceuticals Inc.(a)(b)	7,430	188,648
APP Pharmaceuticals Inc.(a)	1,270	21,234
Ardea Biosciences Inc.(a)	584	7,487
Array BioPharma Inc.(a)	2,334	10,970
Auxilium Pharmaceuticals Inc.(a)	2,231	75,006
Barr Pharmaceuticals Inc.(a)	1,734	78,169
Bentley Pharmaceuticals Inc.(a)	1,046	16,893
Biodel Inc.(a)	582	7,566
BioForm Medical Inc.(a)	519	2,097
BioMarin Pharmaceutical Inc.(a)	5,343	154,840
Bristol-Myers Squibb Co.	97,976	2,011,447
Cadence Pharmaceuticals Inc.(a)	831	5,061
Caraco Pharmaceutical Laboratories Ltd.(a)	509	6,719
Cardinal Health Inc.	14,471	746,414
Cephalon Inc.(a)	3,672	244,886
China Sky One Medical Inc.(a)	402	4,474
Cubist Pharmaceuticals Inc.(a)	3,056	54,580
CV Therapeutics Inc.(a)(b)	2,979	24,517
Cypress Bioscience Inc.(a)	2,235	16,070
Dendreon Corp.(a)(b)	5,240	23,318
Depomed Inc.(a)	2,604	8,359
Discovery Laboratories Inc.(a)	4,233	6,984
DURECT Corp.(a)	3,489	12,805
Dyax Corp.(a)	3,014	9,343
Eli Lilly and Co.	5,146	237,539
Emergent BioSolutions Inc.(a)	544	5,402
Endo Pharmaceuticals Holdings Inc.(a)	5,912	143,011
Express Scripts Inc.(a)	11,408	715,510
Forest Laboratories Inc.(a)	1,437	49,921
Gilead Sciences Inc.(a)	50,006	2,647,818
HealthExtras Inc.(a)	1,786	53,830
Herbalife Ltd.	3,529	136,749
Hospira Inc.(a)	1,242	49,817
Idenix Pharmaceuticals Inc.(a)(b)	1,242	9,029
I-Flow Corp.(a)	1,036	10,515
ImClone Systems Inc.(a)	1,929	78,047

Indevus Pharmaceuticals Inc.(a)	2,790	4,380
Inspire Pharmaceuticals Inc.(a)	2,288	9,793
Isis Pharmaceuticals Inc.(a)	4,892	66,678
Javelin Pharmaceuticals Inc.(a)	2,124	4,928
Jazz Pharmaceuticals Inc.(a)	295	2,186
K-V Pharmaceutical Co. Class A(a)	1,768	34,175
Ligand Pharmaceuticals Inc. Class B(a)	4,535	11,791
Mannatech Inc.(b)	760	4,134
MannKind Corp.(a)	1,460	4,380
MAP Pharmaceuticals Inc.(a)	277	2,861
Medarex Inc.(a)	6,919	45,735
Medco Health Solutions Inc.(a)	27,465	1,296,348
Medicines Co. (The)(a)	2,819	55,873
Medicis Pharmaceutical Corp. Class A	3,058	63,545
Merck & Co. Inc.	33,279	1,254,286
MiddleBrook Pharmaceuticals Inc.(a)	1,943	6,567
Mylan Inc.(a)	3,036	36,645
Nabi Biopharmaceuticals(a)	1,271	5,008
NBTY Inc.(a)	1,418	45,461
Neogen Corp.(a)	780	17,854
Neurocrine Biosciences Inc.(a)	2,083	8,728
Noven Pharmaceuticals Inc.(a)	1,240	13,256
NPS Pharmaceuticals Inc.(a)	2,560	11,392
Obagi Medical Products Inc.(a)	960	8,208
Omnicare Inc.	421	11,039
Onyx Pharmaceuticals Inc.(a)	3,012	107,227
Opko Health Inc.(a)	2,602	3,955
OSI Pharmaceuticals Inc.(a)	3,079	127,224
Osiris Therapeutics Inc.(a)(b)	659	8,468
Pain Therapeutics Inc.(a)(b)	1,790	14,141
Perrigo Co.	4,222	134,133
PetMed Express Inc.(a)	1,066	13,059
Pharmasset Inc.(a)	849	16,029
POZEN Inc.(a)(b)	1,263	13,741
Progenics Pharmaceuticals Inc.(a)	1,455	23,091
Questcor Pharmaceuticals Inc.(a)	2,928	13,586
Rigel Pharmaceuticals Inc.(a)	1,977	44,799
Schering-Plough Corp.	87,894	1,730,633
Schiff Nutrition International Inc.	31	174
Sciele Pharma Inc.(b)	1,520	29,412
Sepracor Inc.(a)	5,842	116,373
Star Scientific Inc.(a)	725	870
Sucampo Pharmaceuticals Inc.(a)	184	1,974
Synta Pharmaceuticals Corp.(a)(b)	907	5,533
Synutra International Inc.(a)(b)	562	18,164
Targacept Inc.(a)	983	7,146
Theravance Inc.(a)	2,805	33,295
United Therapeutics Corp.(a)	1,221	119,353
USANA Health Sciences Inc.(a)(b)	401	10,775
Valeant Pharmaceuticals International(a)	1,810	30,969
VCA Antech Inc.(a)	4,572	127,010
VIVUS Inc.(a)	2,944	19,666
Warner Chilcott Ltd. Class A(a)	4,885	82,801
Watson Pharmaceuticals Inc.(a)	2,797	75,994
XenoPort Inc.(a)	1,363	53,198
Zymogenetics Inc.(a)	1,944	16,368

		19,442,981
PIPELINES—0.56%
El Paso Corp.	8,148	177,138
Equitable Resources Inc.	7,095	489,981
Questar Corp.	3,560	252,902
Williams Companies Inc. (The)	31,680	1,277,021

		2,197,042

REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	3,239	62,189
Consolidated-Tomoka Land Co.	195	8,202
Forest City Enterprises Inc. Class A	4,023	129,621
Forestar Real Estate Group Inc.(a)	145	2,762
Grubb & Ellis Co.	2,083	8,020
St. Joe Co. (The)(b)	4,210	144,487
Thomas Properties Group Inc.	252	2,480

		357,761
REAL ESTATE INVESTMENT TRUSTS—0.66%
Acadia Realty Trust	849	19,654
Alexander’s Inc.(a)	69	21,431
Apartment Investment and Management Co. Class A	1,509	51,397
Associated Estates Realty Corp.	551	5,901
Camden Property Trust	1,823	80,686
Cousins Properties Inc.(b)	1,454	33,587
Digital Realty Trust Inc.	2,436	99,657
DuPont Fabros Technology Inc.	386	7,195
EastGroup Properties Inc.	423	18,147
Equity Lifestyle Properties Inc.	707	31,108
Essex Property Trust Inc.	301	32,057
Federal Realty Investment Trust	936	64,584
General Growth Properties Inc.	6,480	226,994
HCP Inc.	1,503	47,810
Health Care REIT Inc.	639	28,436
Highwoods Properties Inc.	168	5,279
Home Properties Inc.	735	35,324
Inland Real Estate Corp.	1,004	14,478
Kilroy Realty Corp.	158	7,431
Macerich Co. (The)	4,051	251,689
Mid-America Apartment Communities Inc.	800	40,832
Nationwide Health Properties Inc.	481	15,147
Omega Healthcare Investors Inc.	447	7,443
PS Business Parks Inc.	234	12,074
Saul Centers Inc.	331	15,554
Simon Property Group Inc.	12,184	1,095,220
Sun Communities Inc.	825	15,040
Tanger Factory Outlet Centers Inc.	1,710	61,440
Taubman Centers Inc.	2,862	139,236
Universal Health Realty Income Trust	189	5,670
Ventas Inc.	1,237	52,659
Washington Real Estate Investment Trust	1,340	40,267

		2,583,427
RETAIL—6.64%
Abercrombie & Fitch Co. Class A	4,686	293,718
Advance Auto Parts Inc.	5,166	200,596
Aeropostale Inc.(a)	3,626	113,603
AFC Enterprises Inc.(a)	878	7,015
American Eagle Outfitters Inc.	6,557	89,372
AnnTaylor Stores Corp.(a)	1,181	28,297
Aristotle Corp. (The)(a)	64	477
AutoZone Inc.(a)	2,249	272,151
Bebe Stores Inc.	467	4,488
Bed Bath & Beyond Inc.(a)	11,552	324,611
Best Buy Co. Inc.	18,062	715,255
Big Lots Inc.(a)(b)	4,411	137,800
BJ’s Restaurants Inc.(a)	860	8,368
Borders Group Inc.	1,712	10,272

Brinker International Inc.	5,399	102,041
Buckle Inc. (The)	839	38,367
Buffalo Wild Wings Inc.(a)	966	23,986
Burger King Holdings Inc.	4,348	116,483
Cache Inc.(a)	470	5,029
California Pizza Kitchen Inc.(a)	844	9,444
CarMax Inc.(a)(b)	11,855	168,222
Cash America International Inc.	695	21,545
Cato Corp. Class A	375	5,340
CBRL Group Inc.	733	17,966
CEC Entertainment Inc.(a)	1,037	29,046
Charlotte Russe Holding Inc.(a)	175	3,108
Cheesecake Factory Inc. (The)(a)	3,632	57,785
Chico’s FAS Inc.(a)	2,994	16,078
Chipotle Mexican Grill Inc. Class A(a)	1,787	147,642
Christopher & Banks Corp.	1,797	12,220
Citi Trends Inc.(a)	697	15,794
CKE Restaurants Inc.	3,161	39,418
Coldwater Creek Inc.(a)(b)	3,115	16,447
Copart Inc.(a)	3,629	155,394
Costco Wholesale Corp.	23,486	1,647,308
CSK Auto Corp.(a)	2,388	25,026
CVS Caremark Corp.	41,842	1,655,688
Darden Restaurants Inc.	7,591	242,457
Denny’s Corp.(a)	4,710	13,376
Dick’s Sporting Goods Inc.(a)	4,578	81,214
DineEquity Inc.(b)	942	35,193
Dollar Tree Inc.(a)	4,777	156,160
DSW Inc. Class A(a)(b)	412	4,853
Einstein Noah Restaurant Group Inc.(a)	126	1,395
EZCORP Inc.(a)	1,880	23,970
Family Dollar Stores Inc.	590	11,765
FGX International Holdings Ltd.(a)	337	2,709
Finish Line Inc. (The) Class A(a)	725	6,308
First Cash Financial Services Inc.(a)	1,006	15,080
Fuqi International Inc.(a)	529	4,634
GameStop Corp. Class A(a)	8,851	357,580
Gap Inc. (The)	13,035	217,293
Haverty Furniture Companies Inc.	260	2,610
hhgregg Inc.(a)	677	6,770
Hibbett Sports Inc.(a)	1,584	33,422
J. Crew Group Inc.(a)	2,296	75,791
Jack in the Box Inc.(a)	1,977	44,305
Jos. A. Bank Clothiers Inc.(a)(b)	208	5,564
Kohl’s Corp.(a)	12,761	510,950
Krispy Kreme Doughnuts Inc.(a)(b)	3,270	16,317
Limited Brands Inc.	10,099	170,168
Longs Drug Stores Corp.	758	31,919
Lowe’s Companies Inc.	3,963	82,232
lululemon athletica inc.(a)(b)	977	28,392
Lumber Liquidators Inc.(a)	509	6,617
McDonald’s Corp.	55,731	3,133,197
Men’s Wearhouse Inc. (The)	314	5,115
MSC Industrial Direct Co. Inc. Class A	2,458	108,422
New York & Co. Inc.(a)	200	1,826
99 Cents Only Stores(a)	1,340	8,844
Nordstrom Inc.	9,864	298,879
Nu Skin Enterprises Inc. Class A	1,699	25,349
O’Reilly Automotive Inc.(a)	1,627	36,363
P.F. Chang’s China Bistro Inc.(a)(b)	1,274	28,461
Panera Bread Co. Class A(a)(b)	1,418	65,597
Pantry Inc. (The)(a)	481	5,127
Papa John’s International Inc.(a)	918	24,410

PC Mall Inc.(a)	493	6,685
PetSmart Inc.	6,901	137,675
Pier 1 Imports Inc.(a)	797	2,742
PriceSmart Inc.	781	15,448
Red Robin Gourmet Burgers Inc.(a)(b)	848	23,524
Retail Ventures Inc.(a)	79	363
Ross Stores Inc.	7,213	256,206
Ruth’s Hospitality Group Inc.(a)	931	4,823
Sally Beauty Co. Inc.(a)	4,707	30,407
Sonic Corp.(a)	3,080	45,584
Staples Inc.	32,352	768,360
Starbucks Corp.(a)	39,465	621,179
Systemax Inc.	324	5,719
Target Corp.	39,585	1,840,307
Texas Roadhouse Inc. Class A(a)	2,639	23,672
Tiffany & Co.	6,835	278,526
Tim Hortons Inc.	10,012	287,244
Titan Machinery Inc.(a)	325	10,179
TJX Companies Inc. (The)	23,023	724,534
Tractor Supply Co.(a)	1,353	39,291
Triarc Companies Inc. Class B	444	2,811
Tween Brands Inc.(a)	1,327	21,842
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,100	12,364
Under Armour Inc. Class A(a)(b)	1,785	45,767
Urban Outfitters Inc.(a)	6,154	191,943
Walgreen Co.	49,610	1,612,821
Wal-Mart Stores Inc.	98,152	5,516,142
Wendy’s International Inc.	4,261	115,984
Wet Seal Inc. Class A(a)	4,224	20,148
Williams-Sonoma Inc.	774	15,356
Yum! Brands Inc.	25,681	901,146
Zumiez Inc.(a)	869	14,408

		26,059,234
SAVINGS & LOANS—0.05%
Capitol Federal Financial	426	16,022
Danvers Bancorp Inc.(a)	423	4,653
Hudson City Bancorp Inc.	9,765	162,880
Oritani Financial Corp.(a)	605	9,680
ViewPoint Financial Group	548	8,067

		201,302
SEMICONDUCTORS—4.29%
Actel Corp.(a)	72	1,213
Advanced Analogic Technologies Inc.(a)	1,919	7,925
Advanced Micro Devices Inc.(a)(b)	4,109	23,955
Altera Corp.	16,154	334,388
Amkor Technology Inc.(a)	732	7,620
ANADIGICS Inc.(a)	3,486	34,337
Analog Devices Inc.	15,878	504,444
Applied Materials Inc.	73,377	1,400,767
Applied Micro Circuits Corp.(a)	1,292	11,060
Asyst Technologies Inc.(a)	318	1,135
Atmel Corp.(a)	15,409	53,623
ATMI Inc.(a)	1,740	48,581
AuthenTec Inc.(a)	1,358	14,150
Broadcom Corp. Class A(a)	27,868	760,518
Cabot Microelectronics Corp.(a)	1,271	42,134
Cavium Networks Inc.(a)	1,641	34,461
CEVA Inc.(a)	807	6,432
Cirrus Logic Inc.(a)	2,470	13,733
Cohu Inc.	91	1,336
Cree Inc.(a)(b)	2,007	45,780

Cypress Semiconductor Corp.(a)	8,163	202,034
Diodes Inc.(a)	1,519	41,985
EMCORE Corp.(a)	3,978	24,902
Entegris Inc.(a)	923	6,046
Entropic Communications Inc.(a)	440	2,090
Exar Corp.(a)	192	1,448
FormFactor Inc.(a)	1,606	29,599
Hittite Microwave Corp.(a)	1,059	37,722
Integrated Device Technology Inc.(a)	4,179	41,539
Intel Corp.	268,278	5,762,611
International Rectifier Corp.(a)	839	16,109
Intersil Corp. Class A	2,288	55,644
IPG Photonics Corp.(a)	1,042	19,600
IXYS Corp.(a)	743	8,871
KLA-Tencor Corp.	8,628	351,246
Kopin Corp.(a)	396	1,137
Kulicke and Soffa Industries Inc.(a)	2,639	19,238
Lam Research Corp.(a)	6,198	224,058
Lattice Semiconductor Corp.(a)	3,165	9,906
Linear Technology Corp.	12,027	391,719
LSI Corp.(a)	26,194	160,831
LTX Corp.(a)	343	755
Marvell Technology Group Ltd.(a)	26,294	464,352
MEMC Electronic Materials Inc.(a)	12,347	759,834
Micrel Inc.	2,792	25,547
Microchip Technology Inc.	9,936	303,445
Micron Technology Inc.(a)	5,155	30,930
Microsemi Corp.(a)	4,262	107,317
Microtune Inc.(a)	2,671	9,242
MIPS Technologies Inc. Class A(a)	301	1,129
MKS Instruments Inc.(a)	150	3,285
Monolithic Power Systems Inc.(a)	1,437	31,068
National Semiconductor Corp.	13,230	271,744
NetLogic Microsystems Inc.(a)	841	27,921
Novellus Systems Inc.(a)	1,629	34,519
NVIDIA Corp.(a)	30,072	562,948
OmniVision Technologies Inc.(a)	237	2,865
ON Semiconductor Corp.(a)(b)	21,503	197,183
Pericom Semiconductor Corp.(a)	1,196	17,749
PLX Technology Inc.(a)	1,428	10,896
PMC-Sierra Inc.(a)	6,983	53,420
Power Integrations Inc.(a)	1,647	52,062
Rambus Inc.(a)	5,660	107,936
Rubicon Technology Inc.(a)(b)	718	14,590
Rudolph Technologies Inc.(a)	735	5,660
Semitool Inc.(a)	1,016	7,630
Semtech Corp.(a)	3,162	44,489
Silicon Image Inc.(a)	4,005	29,036
Silicon Laboratories Inc.(a)	2,765	99,789
Skyworks Solutions Inc.(a)	5,964	58,865
Spansion Inc. Class A(a)	657	1,478
Standard Microsystems Corp.(a)	669	18,163
Supertex Inc.(a)	558	13,024
Techwell Inc.(a)	736	9,068
Teradyne Inc.(a)	5,831	64,549
Tessera Technologies Inc.(a)	2,420	39,615
Texas Instruments Inc.	71,704	2,019,185
Transmeta Corp.(a)	599	8,272
Ultratech Inc.(a)	1,266	19,648
Varian Semiconductor Equipment Associates Inc.(a)	4,019	139,942
Veeco Instruments Inc.(a)	1,457	23,429
Volterra Semiconductor Corp.(a)(b)	1,374	23,715
Xilinx Inc.	15,139	382,260

		16,854,481

SOFTWARE—7.27%
ACI Worldwide Inc.(a)	1,884	33,140
Activision Inc.(a)	16,087	548,084
Actuate Corp.(a)	3,021	11,812
Adobe Systems Inc.(a)	28,830	1,135,614
Advent Software Inc.(a)	907	32,725
Allscripts Healthcare Solutions Inc.(a)	2,786	34,574
American Reprographics Co.(a)	1,973	32,850
American Software Inc. Class A	807	4,551
ANSYS Inc.(a)	4,251	200,307
ArcSight Inc.(a)	373	3,282
Autodesk Inc.(a)	12,032	406,802
Automatic Data Processing Inc.	28,104	1,177,558
Blackbaud Inc.	2,243	48,000
Blackboard Inc.(a)	1,596	61,015
BMC Software Inc.(a)	10,475	377,100
Broadridge Financial Solutions Inc.	7,592	159,812
CA Inc.	9,832	227,021
Callidus Software Inc.(a)	1,632	8,160
Cerner Corp.(a)(b)	3,664	165,540
Citrix Systems Inc.(a)	9,921	291,777
CommVault Systems Inc.(a)	2,317	38,555
Computer Programs and Systems Inc.	328	5,684
Compuware Corp.(a)	8,327	79,440
Concur Technologies Inc.(a)	2,220	73,771
CSG Systems International Inc.(a)	904	9,962
Deltek Inc.(a)	323	2,448
DemandTec Inc.(a)	1,064	7,991
Digi International Inc.(a)	180	1,413
DivX Inc.(a)	1,184	8,691
Double-Take Software Inc.(a)	936	12,861
Dun & Bradstreet Corp. (The)	2,142	187,725
Ebix Inc.(a)	110	8,549
Eclipsys Corp.(a)	2,947	54,107
Electronic Arts Inc.(a)	17,262	766,951
EPIQ Systems Inc.(a)	1,266	17,977
FalconStor Software Inc.(a)	1,597	11,307
Fidelity National Information Services Inc.	2,402	88,658
Fiserv Inc.(a)	8,814	399,891
Global Payments Inc.	4,313	200,986
Guidance Software Inc.(a)	168	1,604
IMS Health Inc.	2,142	49,909
Informatica Corp.(a)	4,712	70,868
InnerWorkings Inc.(a)(b)	1,714	20,499
Interactive Intelligence Inc.(a)	668	7,776
Intuit Inc.(a)	17,561	484,157
JDA Software Group Inc.(a)	100	1,810
Lawson Software Inc.(a)	6,837	49,705
ManTech International Corp. Class A(a)	1,112	53,509
MasterCard Inc. Class A	3,941	1,046,414
MedAssets Inc.(a)	637	10,861
Metavante Technologies Inc.(a)	4,868	110,114
Microsoft Corp.	435,191	11,972,104
MicroStrategy Inc. Class A(a)	490	31,728
Midway Games Inc.(a)(b)	1,180	2,596
Monotype Imaging Holdings Inc.(a)	379	4,616
MSCI Inc. Class A(a)	2,386	86,588
NAVTEQ Corp.(a)	5,365	413,105
NetSuite Inc.(a)	279	5,711
Novell Inc.(a)	8,589	50,589

Nuance Communications Inc.(a)(b)	9,343	146,405
Omnicell Inc.(a)	1,707	22,498
Omniture Inc.(a)	3,381	62,785
OpenTV Corp.(a)	2,954	3,870
OPNET Technologies Inc.(a)	646	5,814
Oracle Corp.(a)	211,118	4,433,478
Parametric Technology Corp.(a)	5,924	98,753
Paychex Inc.	17,542	548,714
Pegasystems Inc.	781	10,512
Phase Forward Inc.(a)	2,319	41,672
Phoenix Technologies Ltd.(a)	1,492	16,412
Progress Software Corp.(a)	2,072	52,981
PROS Holdings Inc.(a)	697	7,827
QAD Inc.	504	3,412
Quality Systems Inc.(b)	861	25,210
Red Hat Inc.(a)	10,334	213,810
Renaissance Learning Inc.	404	4,529
Salesforce.com Inc.(a)	5,700	388,911
SEI Investments Co.	7,300	171,696
Smith Micro Software Inc.(a)	1,514	8,630
Solera Holdings Inc.(a)	2,797	77,365
SPSS Inc.(a)	909	33,060
Sybase Inc.(a)	3,619	106,471
Synchronoss Technologies Inc.(a)	910	8,217
Take-Two Interactive Software Inc.(a)	4,167	106,550
Taleo Corp. Class A(a)	1,222	23,939
THQ Inc.(a)	2,489	50,427
Total System Services Inc.	8,864	196,958
Trident Microsystems Inc.(a)	1,308	4,774
Ultimate Software Group Inc.(a)	1,235	44,003
Unica Corp.(a)	502	4,036
VeriFone Holdings Inc.(a)	1,940	23,183
VMware Inc. Class A(a)(b)	2,249	121,131
Wind River Systems Inc.(a)	3,726	40,576

		28,519,563
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,427	28,540

		28,540
TELECOMMUNICATIONS—4.84%
Acme Packet Inc.(a)	1,091	8,466
ADTRAN Inc.	1,712	40,814
Airvana Inc.(a)	1,178	6,314
Alaska Communications Systems Group Inc.	1,205	14,388
Amdocs Ltd.(a)	4,506	132,567
American Tower Corp. Class A(a)	21,498	908,291
Anixter International Inc.(a)	138	8,210
Applied Signal Technology Inc.	186	2,541
Aruba Networks Inc.(a)	2,834	14,822
Atheros Communications Inc.(a)	3,079	92,370
Avanex Corp.(a)	9,776	11,047
BigBand Networks Inc.(a)	1,781	8,424
Cbeyond Inc.(a)	1,297	20,778
Centennial Communications Corp.(a)	3,125	21,844
Ciena Corp.(a)	4,719	109,339
Cisco Systems Inc.(a)	320,218	7,448,271
Citizens Communications Co.	3,901	44,237
Clearwire Corp. Class A(a)	3,252	42,146
CommScope Inc.(a)	3,787	199,840
Comtech Telecommunications Corp.(a)	1,314	64,386
Consolidated Communications Holdings Inc.	568	8,458
Corning Inc.	85,374	1,967,871

CPI International Inc.(a)	357	4,391
Crown Castle International Corp.(a)	3,169	122,735
EchoStar Corp.(a)	164	5,120
Embarq Corp.	4,023	190,167
Finisar Corp.(a)	16,742	19,923
Foundry Networks Inc.(a)	2,199	25,992
GeoEye Inc.(a)	95	1,682
Global Crossing Ltd.(a)	459	8,234
Globecomm Systems Inc.(a)	729	6,022
Harmonic Inc.(a)	2,286	21,740
Harris Corp.	7,302	368,678
Hughes Communications Inc.(a)	331	16,249
Hungarian Telephone and Cable Corp.(a)	52	948
Hypercom Corp.(a)	1,549	6,816
ICO Global Communications (Holdings) Ltd.(a)	2,216	7,224
Infinera Corp.(a)	5,030	44,365
InterDigital Inc.(a)	2,558	62,211
Iowa Telecommunications Services Inc.	209	3,680
iPCS Inc.(a)	301	8,919
Ixia(a)	1,546	10,745
JDS Uniphase Corp.(a)	6,248	70,977
Juniper Networks Inc.(a)	28,458	631,198
Leap Wireless International Inc.(a)	250	10,793
Level 3 Communications Inc.(a)(b)	84,128	248,178
MasTec Inc.(a)	1,771	18,879
MetroPCS Communications Inc.(a)	13,204	233,843
NETGEAR Inc.(a)	318	4,407
NeuStar Inc. Class A(a)	4,204	90,638
Neutral Tandem Inc.(a)	902	15,785
NextWave Wireless Inc.(a)	2,626	10,609
NII Holdings Inc. Class B(a)	9,077	431,067
Novatel Wireless Inc.(a)	759	8,448
NTELOS Holdings Corp.	1,620	41,099
Oplink Communications Inc.(a)	493	4,733
Opnext Inc.(a)	918	4,939
Optium Corp.(a)	198	1,441
ORBCOMM Inc.(a)	1,342	7,649
PAETEC Holding Corp.(a)	5,031	31,947
ParkerVision Inc.(a)	1,245	12,363
Polycom Inc.(a)	4,404	107,281
Preformed Line Products Co.	19	766
Premiere Global Services Inc.(a)	2,873	41,888
QUALCOMM Inc.	87,746	3,893,290
Qwest Communications International Inc.	40,522	159,251
RCN Corp.(a)	1,087	11,718
Rural Cellular Corp. Class A(a)	234	10,415
SAVVIS Inc.(a)	2,038	26,311
SBA Communications Corp.(a)	5,891	212,135
Shenandoah Telecommunications Co.	1,150	14,973
ShoreTel Inc.(a)	1,994	8,813
Sonus Networks Inc.(a)	11,053	37,801
Starent Networks Corp.(a)	1,612	20,279
Switch & Data Facilities Co. Inc.(a)	1,112	18,893
Sycamore Networks Inc.(a)	1,119	3,603
Syniverse Holdings Inc.(a)	1,333	21,595
Tekelec(a)	399	5,869
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	2,409	113,873
TerreStar Corp.(a)	945	3,761
tw telecom Inc.(a)	6,992	112,082
United States Cellular Corp.(a)	376	21,263
UTStarcom Inc.(a)(b)	306	1,674
Viasat Inc.(a)	286	5,780

Virgin Mobile USA Inc. Class A(a)	598	1,645
Vonage Holdings Corp.(a)(b)	1,548	2,570
Windstream Corp.	12,075	149,006

		18,996,793
TOYS, GAMES & HOBBIES—0.05%
Hasbro Inc.	2,799	99,980
LeapFrog Enterprises Inc.(a)	1,785	14,851
Marvel Entertainment Inc.(a)	2,652	85,235

		200,066
TRANSPORTATION—2.66%
American Commercial Lines Inc.(a)	1,936	21,160
Arlington Tankers Ltd.	676	15,697
Burlington Northern Santa Fe Corp.	15,257	1,524,022
C.H. Robinson Worldwide Inc.	9,245	506,996
CAI International Inc.(a)	284	4,942
Con-way Inc.	405	19,140
CSX Corp.	21,938	1,377,926
Double Hull Tankers Inc.	998	10,010
Dynamex Inc.(a)	240	6,434
Eagle Bulk Shipping Inc.	2,534	74,930
Expeditors International Washington Inc.	11,562	497,166
Forward Air Corp.	1,563	54,080
Frontline Ltd.	2,640	184,219
Genco Shipping & Trading Ltd.	1,204	78,501
General Maritime Corp.	1,446	37,567
Genesee & Wyoming Inc. Class A(a)	1,199	40,790
Golar LNG Ltd.	1,606	24,877
GulfMark Offshore Inc.(a)	850	49,453
Heartland Express Inc.	1,884	28,090
Horizon Lines Inc. Class A(b)	1,707	16,985
Hub Group Inc. Class A(a)	1,297	44,267
J.B. Hunt Transport Services Inc.	4,421	147,131
Kansas City Southern Industries Inc.(a)(b)	3,455	151,985
Kirby Corp.(a)	2,924	140,352
Knight Transportation Inc.(b)	3,104	56,803
Knightsbridge Tankers Ltd.	831	26,767
Landstar System Inc.	2,918	161,132
Nordic American Tanker Shipping Ltd.	501	19,449
Norfolk Southern Corp.	5,887	368,938
Old Dominion Freight Line Inc.(a)	1,054	31,641
Pacer International Inc.	564	12,132
Patriot Transportation Holding Inc.(a)	5	400
PHI Inc.(a)	499	20,045
Ryder System Inc.	1,026	70,671
Ship Finance International Ltd.	2,287	67,535
TBS International Ltd.(a)	568	22,692
Teekay Tankers Ltd. Class A	552	12,812
Union Pacific Corp.	28,012	2,114,906
United Parcel Service Inc. Class B	37,078	2,279,185
Universal Truckload Services Inc.(a)	148	3,259
UTi Worldwide Inc.	4,877	97,296

		10,422,383
TRUCKING & LEASING—0.01%
GATX Corp.	282	12,501
TAL International Group Inc.	116	2,638
Textainer Group Holdings Ltd.	249	4,863

		20,002
WATER—0.00%
Consolidated Water Co. Ltd.	715	14,157
SJW Corp.	29	766

		14,923

TOTAL COMMON STOCKS
(Cost: $399,489,243)		391,786,209

Security	Shares	Value

WARRANTS—0.00%

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.21%

MONEY MARKET FUNDS—1.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d) (e)	475,947	475,947
BGI Cash Premier Fund LLC
2.63%(d) (e)(f)	4,274,588	4,274,588

		4,750,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,750,535)		4,750,535

TOTAL INVESTMENTS IN SECURITIES—101.04%
(Cost: $404,239,778)		396,536,744
Other Assets, Less Liabilities—(1.04)%		(4,074,375)

NET ASSETS—100.00%		$392,462,369

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.60%

ADVERTISING—0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	784	$13,979
Getty Images Inc.(a)	4,422	150,038
Greenfield Online Inc.(a)	178	2,656
Harte-Hanks Inc.	2,811	32,186
Interpublic Group of Companies Inc. (The)(a)	5,971	51,351
Omnicom Group Inc.	2,111	94,742
R.H. Donnelley Corp.(a)(b)	6,977	20,931

		365,883
AEROSPACE & DEFENSE—1.55%
AAR Corp.(a)	2,632	35,611
Alliant Techsystems Inc.(a)	1,635	166,247
Argon ST Inc.(a)	144	3,571
BE Aerospace Inc.(a)	571	13,299
Curtiss-Wright Corp.	591	26,441
DRS Technologies Inc.	3,637	286,305
Ducommun Inc.(a)	928	21,307
Esterline Technologies Corp.(a)	445	21,921
General Dynamics Corp.	35,192	2,963,166
Herley Industries Inc.(a)	785	10,425
Kaman Corp.	2,101	47,819
L-3 Communications Holdings Inc.	2,423	220,178
LMI Aerospace Inc.(a)	288	5,060
Moog Inc. Class A(a)	3,357	125,015
Northrop Grumman Corp.	22,505	1,505,584
Raytheon Co.	23,798	1,339,351
Spirit AeroSystems Holdings Inc. Class A(a)	9,195	176,360
Triumph Group Inc.	638	30,050
United Technologies Corp.	36,956	2,280,185

		9,277,895
AGRICULTURE—1.03%
Alico Inc.	73	2,530
Alliance One International Inc.(a)	2,399	12,259
Altria Group Inc.	46,665	959,432
Andersons Inc. (The)	1,679	68,352
Archer-Daniels-Midland Co.	56,869	1,919,329
Bunge Ltd.	10,738	1,156,375
Griffin Land & Nurseries Inc.	292	8,964
Lorillard Inc.(a)	7,275	503,139
Maui Land & Pineapple Co. Inc.(a)	489	14,401
Reynolds American Inc.	15,178	708,357
Universal Corp.	2,371	107,217
UST Inc.	13,106	715,719

		6,176,074
AIRLINES—0.25%
AirTran Holdings Inc.(a)	4,951	10,100

Alaska Air Group Inc.(a)	3,161	48,490
Allegiant Travel Co.(a)	187	3,476
AMR Corp.(a)	10,892	55,767
Continental Airlines Inc. Class B(a)	8,675	87,704
Copa Holdings SA Class A	698	19,656
Delta Air Lines Inc.(a)	12,772	72,800
Hawaiian Holdings Inc.(a)	455	3,162
JetBlue Airways Corp.(a)(b)	14,938	55,719
Northwest Airlines Corp.(a)	21,426	142,697
Republic Airways Holdings Inc.(a)	3,263	28,258
SkyWest Inc.	5,129	64,882
Southwest Airlines Co.	64,753	844,379
UAL Corp.(b)	5,423	28,308
US Airways Group Inc.(a)(b)	8,100	20,250

		1,485,648
APPAREL—0.22%
Carter’s Inc.(a)	4,969	68,672
Cherokee Inc.	189	3,808
Columbia Sportswear Co.	1,037	38,110
Crocs Inc.(a)	541	4,333
G-III Apparel Group Ltd.(a)	591	7,293
Gymboree Corp.(a)	698	27,969
Iconix Brand Group Inc.(a)	1,468	17,733
Jones Apparel Group Inc.	7,606	104,582
K-Swiss Inc. Class A	2,307	33,913
Liz Claiborne Inc.	8,254	116,794
Maidenform Brands Inc.(a)	869	11,731
Oxford Industries Inc.	1,169	22,386
Perry Ellis International Inc.(a)	459	9,740
Phillips-Van Heusen Corp.	558	20,434
Quiksilver Inc.(a)	11,069	108,698
SKECHERS U.S.A. Inc. Class A(a)	2,681	52,977
Steven Madden Ltd.(a)	1,553	28,544
Timberland Co. Class A(a)	4,201	68,686
Unifi Inc.(a)	3,966	9,994
VF Corp.	7,753	551,859
Weyco Group Inc.	276	7,322

		1,315,578
AUTO MANUFACTURERS—0.25%
Force Protection Inc.(a)	2,513	8,318
Ford Motor Co.(a)	191,692	922,039
General Motors Corp.	42,822	492,453
Oshkosh Corp.	1,984	41,049
Wabash National Corp.	2,971	22,461

		1,486,320
AUTO PARTS & EQUIPMENT—0.41%
Accuride Corp.(a)	3,604	15,317
American Axle & Manufacturing Holdings Inc.	4,356	34,804
ArvinMeritor Inc.	6,415	80,059
ATC Technology Corp.(a)	1,844	42,928
Autoliv Inc.	6,382	297,529
BorgWarner Inc.	1,297	57,561
Commercial Vehicle Group Inc.(a)	2,079	19,439
Cooper Tire & Rubber Co.	5,140	40,298
Dana Holding Corp.(a)	8,693	46,508
Dorman Products Inc.(a)	962	7,754
Federal Mogul Corp. Class A(a)	1,995	32,179
Fuel Systems Solutions Inc.(a)	53	2,040
Goodyear Tire & Rubber Co. (The)(a)	7,546	134,545
Hayes Lemmerz International Inc.(a)	7,834	22,249

Johnson Controls Inc.	44,443	1,274,625
Lear Corp.(a)	5,628	79,805
Modine Manufacturing Co.	3,152	38,990
Spartan Motors Inc.	2,629	19,639
Superior Industries International Inc.	2,221	37,490
Tenneco Inc.(a)	4,095	55,405
TRW Automotive Holdings Corp.(a)	4,468	82,524
Visteon Corp.(a)	8,615	22,657

		2,444,345
BANKS—7.48%
AMCORE Financial Inc.	2,278	12,894
Ameris Bancorp	1,313	11,423
Ames National Corp.	564	9,436
Arrow Financial Corp.	802	14,540
Associated Banc-Corp.	11,190	215,855
BancFirst Corp.	613	26,236
Banco Latinoamericano de Exportaciones SA Class E	2,646	42,839
BancorpSouth Inc.	7,233	126,505
BancTrust Financial Group Inc.	1,543	10,168
Bank Mutual Corp.	4,350	43,674
Bank of America Corp.	402,084	9,597,745
Bank of Hawaii Corp.	4,213	201,381
Bank of New York Mellon Corp. (The)	101,001	3,820,868
Bank of the Ozarks Inc.	1,085	16,123
Banner Corp.	1,514	13,414
BB&T Corp.	48,297	1,099,723
BOK Financial Corp.	1,957	104,602
Boston Private Financial Holdings Inc.	3,597	20,395
Bryn Mawr Bank Corp.	607	10,622
Camden National Corp.	675	15,714
Capital City Bank Group Inc.(b)	1,240	26,982
Capitol Bancorp Ltd.	1,388	12,450
Cardinal Financial Corp.	788	4,933
Cascade Bancorp(b)	1,966	15,138
Cathay General Bancorp	4,355	47,339
Centerstate Banks of Florida Inc.	811	8,945
Central Pacific Financial Corp.	2,373	25,296
Chemical Financial Corp.	2,092	42,677
Citizens & Northern Corp.	788	13,049
Citizens Republic Bancorp Inc.	7,352	20,733
City Bank	1,178	10,131
City Holding Co.	1,418	57,812
City National Corp.	3,517	147,960
CoBiz Financial Inc.	1,706	11,225
Colonial BancGroup Inc. (The)	17,728	78,358
Columbia Banking System Inc.	1,748	33,789
Comerica Inc.	13,218	338,777
Commerce Bancshares Inc.	5,185	205,637
Community Bank System Inc.	2,577	53,138
Community Trust Bancorp Inc.	1,472	38,655
Corus Bankshares Inc.(b)	3,782	15,733
Cullen/Frost Bankers Inc.	5,165	257,475
CVB Financial Corp.	5,760	54,374
Discover Financial Services LLC	42,585	560,845
East West Bancorp Inc.(b)	6,140	43,348
Encore Bancshares Inc.(a)	564	8,827
Enterprise Financial Services Corp.(b)	623	11,744
F.N.B. Corp. (Pennsylvania)	7,556	89,010
Farmers Capital Bank Corp.	544	9,585
Fifth Third Bancorp	44,144	449,386
Financial Institutions Inc.	962	15,450

First Bancorp (North Carolina)	1,588	20,072
First BanCorp (Puerto Rico)	6,249	39,619
First Bancorp Inc. (Maine)	763	10,415
First Busey Corp. Class A(b)	2,311	30,551
First Citizens BancShares Inc. Class A	534	74,488
First Commonwealth Financial Corp.	6,488	60,533
First Community Bancshares Inc.	744	20,981
First Financial Bancorp	3,218	29,606
First Financial Bankshares Inc.	1,497	68,578
First Financial Corp.	991	30,335
First Horizon National Corp.	17,196	127,766
First Merchants Corp.	1,788	32,452
First Midwest Bancorp Inc.	4,266	79,561
1st Source Corp.	1,466	23,603
First South Bancorp Inc.	704	9,068
FirstMerit Corp.	7,100	115,801
Frontier Financial Corp.(b)	3,888	33,126
Fulton Financial Corp.	15,286	153,624
Glacier Bancorp Inc.	4,710	75,313
Green Bancshares Inc.	1,100	15,422
Guaranty Bancorp(a)	5,357	19,285
Hancock Holding Co.	2,099	82,470
Hanmi Financial Corp.	3,943	20,543
Harleysville National Corp.	2,808	31,337
Heartland Financial USA Inc.	1,240	22,556
Heritage Commerce Corp.	804	7,960
Home Bancshares Inc.	1,119	25,155
Huntington Bancshares Inc.	32,171	185,627
IBERIABANK Corp.	1,127	50,118
Independent Bank Corp. (Massachusetts)	1,354	32,279
Integra Bank Corp.	2,016	15,785
International Bancshares Corp.	4,483	95,802
KeyCorp	35,173	386,200
Lakeland Bancorp Inc.(b)	1,952	23,775
Lakeland Financial Corp.	1,180	22,514
M&T Bank Corp.	5,772	407,157
MainSource Financial Group Inc.	1,828	28,334
Marshall & Ilsley Corp.	22,768	349,033
MB Financial Inc.	3,052	68,578
Midwest Banc Holdings Inc.	2,339	11,391
Nara Bancorp Inc.	2,168	23,263
National City Corp.(b)	67,420	321,593
National Penn Bancshares Inc.	7,052	93,651
NBT Bancorp Inc.	2,770	57,090
Northern Trust Corp.	1,875	128,569
Northfield Bancorp Inc.(a)(b)	1,805	19,404
Old National Bancorp	5,817	82,950
Old Second Bancorp Inc.	1,279	14,862
Oriental Financial Group Inc.	2,012	28,691
Pacific Capital Bancorp	4,122	56,801
Pacific Continental Corp.	936	10,287
PacWest Bancorp	2,077	30,906
Park National Corp.(b)	969	52,229
Peapack-Gladstone Financial Corp.	726	15,950
Pennsylvania Commerce Bancorp Inc.(a)	453	10,895
Peoples Bancorp Inc.	1,022	19,398
Pinnacle Financial Partners Inc.(a)	1,537	30,878
PNC Financial Services Group Inc. (The)	30,545	1,744,120
Popular Inc.	24,690	162,707
PremierWest Bancorp	1,702	9,940
Prosperity Bancshares Inc.	3,451	92,245
Provident Bankshares Corp.	3,138	20,020
Regions Financial Corp.	61,600	672,056

Renasant Corp.	2,078	30,609
Republic Bancorp Inc. Class A	913	22,460
S&T Bancorp Inc.	2,093	60,823
Sandy Spring Bancorp Inc.	1,539	25,517
Santander BanCorp	425	4,509
SCBT Financial Corp.	880	25,133
Seacoast Banking Corp. of Florida(b)	1,441	11,182
Shore Bancshares Inc.	740	13,853
Sierra Bancorp	653	10,774
Signature Bank(a)	385	9,918
Simmons First National Corp. Class A	1,341	37,508
Smithtown Bancorp Inc.	696	11,310
South Financial Group Inc. (The)	7,203	28,236
Southside Bancshares Inc.(b)	1,002	18,477
Southwest Bancorp Inc.	1,392	16,008
State Bancorp Inc.	1,255	15,687
State Street Corp.	25,408	1,625,858
Stellar One Corp.	1,984	28,966
Sterling Bancorp	1,823	21,785
Sterling Bancshares Inc.	6,500	59,085
Sterling Financial Corp. (Washington)	4,971	20,580
Suffolk Bancorp	510	14,984
Sun Bancorp Inc. (New Jersey)(a)	1,473	14,951
SunTrust Banks Inc.	31,211	1,130,462
Susquehanna Bancshares Inc.	7,554	103,414
SVB Financial Group(a)	2,079	100,021
SY Bancorp Inc.	1,188	25,376
Synovus Financial Corp.	24,679	215,448
TCF Financial Corp.	11,114	133,701
Texas Capital Bancshares Inc.(a)	2,002	32,032
Tompkins Financial Corp.	461	17,149
TowneBank	1,825	27,484
TriCo Bancshares	1,342	14,695
TrustCo Bank Corp. NY	4,318	32,040
Trustmark Corp.	4,383	77,360
U.S. Bancorp	153,699	4,286,665
UCBH Holdings Inc.	9,700	21,825
UMB Financial Corp.	2,732	140,070
Umpqua Holdings Corp.	5,372	65,162
Union Bankshares Corp.	1,298	19,327
UnionBanCal Corp.	4,179	168,915
United Bancshares Inc.	3,498	80,279
United Community Banks Inc.(b)	4,014	34,239
United Security Bancshares	739	10,745
Univest Corp. of Pennsylvania	1,268	25,182
Valley National Bancorp	11,064	174,479
W Holding Co. Inc.	11,083	8,866
Wachovia Corp.	190,707	2,961,680
Washington Trust Bancorp Inc.	1,113	21,926
Webster Financial Corp.	4,613	85,802
Wells Fargo & Co.	291,625	6,926,094
WesBanco Inc.	2,483	42,583
West Bancorporation	1,526	13,276
West Coast Bancorp	1,536	13,317
Westamerica Bancorporation	1,382	72,679
Western Alliance Bancorporation(a)(b)	1,538	11,935
Whitney Holding Corp.	5,632	103,066
Wilmington Trust Corp.	5,909	156,234
Wilshire Bancorp Inc.	1,471	12,606
Wintrust Financial Corp.	2,067	49,298
Yadkin Valley Financial Corp.	1,009	12,058
Zions Bancorporation	9,448	297,518

		44,611,497

BEVERAGES—1.32%
Anheuser-Busch Companies Inc.	28,069	1,743,646
Brown-Forman Corp. Class B	1,906	144,036
Coca-Cola Co. (The)	60,510	3,145,310
Coca-Cola Enterprises Inc.	27,968	483,846
Constellation Brands Inc. Class A(a)	16,248	322,685
Dr. Pepper Snapple Group Inc.(a)	22,267	467,162
Farmer Brothers Co.	664	14,044
Molson Coors Brewing Co. Class B	10,264	557,643
National Beverage Corp.	881	6,405
Pepsi Bottling Group Inc.	12,054	336,548
PepsiAmericas Inc.	5,099	100,858
PepsiCo Inc.	8,361	531,676

		7,853,859
BIOTECHNOLOGY—0.87%
Affymetrix Inc.(a)	2,851	29,337
Amgen Inc.(a)	96,136	4,533,774
Arena Pharmaceuticals Inc.(a)(b)	4,769	24,751
Cambrex Corp.(a)	1,092	6,410
Celera Group(a)	4,384	49,802
Charles River Laboratories International Inc.(a)	3,270	209,018
Cytokinetics Inc.(a)	878	3,257
Enzo Biochem Inc.(a)	680	7,630
Geron Corp.(a)	2,525	8,711
Human Genome Sciences Inc.(a)	10,517	54,794
Invitrogen Corp.(a)(b)	5,395	211,808
Lexicon Pharmaceuticals Inc.(a)	4,978	7,965
Maxygen Inc.(a)	2,364	8,014
Nektar Therapeutics(a)	4,743	15,889

		5,171,160
BUILDING MATERIALS—0.20%
Apogee Enterprises Inc.	1,268	20,491
Armstrong World Industries Inc.	1,884	55,050
Builders FirstSource Inc.(a)(b)	1,383	7,344
Comfort Systems USA Inc.	3,553	47,752
Drew Industries Inc.(a)	1,581	25,217
Eagle Materials Inc.	415	10,512
Interline Brands Inc.(a)	2,843	45,289
LSI Industries Inc.	1,789	14,527
Martin Marietta Materials Inc.	269	27,866
Masco Corp.	31,775	499,821
NCI Building Systems Inc.(a)	1,684	61,853
Owens Corning(a)	6,696	152,334
Quanex Building Products Corp.	1,156	17,178
Simpson Manufacturing Co. Inc.(b)	3,272	77,677
Trex Co. Inc.(a)(b)	1,020	11,965
U.S. Concrete Inc.(a)	3,574	17,012
Universal Forest Products Inc.	1,402	42,004
USG Corp.(a)(b)	2,653	78,449

		1,212,341
CHEMICALS—1.85%
A. Schulman Inc.	2,333	53,729
Aceto Corp.	2,017	15,410
American Vanguard Corp.	101	1,242
Arch Chemicals Inc.	1,440	47,736
Ashland Inc.	5,550	267,510
Cabot Corp.	5,664	137,692
Celanese Corp. Class A	1,728	78,900
Chemtura Corp.	19,551	114,178

Cytec Industries Inc.	4,218	230,134
Dow Chemical Co. (The)	82,164	2,868,345
E.I. du Pont de Nemours and Co.	79,537	3,411,342
Eastman Chemical Co.	6,695	461,018
Ferro Corp.	482	9,042
FMC Corp.	4,036	312,548
H.B. Fuller Co.	4,644	104,211
Hercules Inc.	4,411	74,678
Huntsman Corp.	12,716	144,962
ICO Inc.(a)	1,504	9,054
Innophos Holdings Inc.	507	16,199
Innospec Inc.	791	14,887
Intrepid Potash Inc.(a)	1,316	86,566
Lubrizol Corp.	5,985	277,285
Minerals Technologies Inc.	898	57,104
NL Industries Inc.	33	314
Olin Corp.	6,564	171,846
OM Group Inc.(a)	2,700	88,533
Penford Corp.	984	14,642
PolyOne Corp.(a)	8,088	56,373
PPG Industries Inc.	12,938	742,253
Quaker Chemical Corp.	145	3,866
Rockwood Holdings Inc.(a)	3,665	127,542
Rohm and Haas Co.	1,807	83,917
RPM International Inc.	10,714	220,708
Sensient Technologies Corp.	4,223	118,920
Sigma-Aldrich Corp.	5,355	288,420
Solutia Inc.(a)	1,231	15,781
Spartech Corp.	3,098	29,214
Stepan Co.	325	14,826
Symyx Technologies Inc.(a)	1,467	10,240
Valhi Inc.	318	8,665
Valspar Corp. (The)	8,787	166,162
W.R. Grace & Co.(a)	1,463	34,366
Westlake Chemical Corp.(b)	1,864	27,699

		11,018,059
COAL—0.00%
National Coal Corp.(a)	185	1,641
Westmoreland Coal Co.(a)	72	1,520

		3,161
COMMERCIAL SERVICES—0.92%
Aaron Rents Inc.	3,986	89,007
ABM Industries Inc.	3,889	86,530
Advance America Cash Advance Centers Inc.	2,684	13,635
Albany Molecular Research Inc.(a)	1,504	19,958
AMN Healthcare Services Inc.(a)	213	3,604
Avis Budget Group Inc.(a)	8,882	74,342
BearingPoint Inc.(a)	23,513	19,281
Bowne & Co. Inc.	2,199	28,037
Career Education Corp.(a)	7,867	114,937
CDI Corp.	988	25,135
Chemed Corp.	539	19,733
Compass Diversified Holdings	2,047	23,397
Consolidated Graphics Inc.(a)	378	18,624
Convergys Corp.(a)	10,857	161,335
Cornell Companies Inc.(a)	1,030	24,833
Corrections Corp. of America(a)	1,250	34,337
CRA International Inc.(a)	374	13,520
Cross Country Healthcare Inc.(a)	2,203	31,745
Deluxe Corp.	2,161	38,509
Dollar Thrifty Automotive Group Inc.(a)	2,091	19,760

DynCorp International Inc.(a)	2,111	31,982
Electro Rent Corp.	1,690	21,193
Emergency Medical Services Corp. Class A(a)	444	10,048
Equifax Inc.	5,314	178,657
Euronet Worldwide Inc.(a)	4,139	69,949
Exponent Inc.(a)	387	12,156
First Advantage Corp. Class A(a)	904	14,328
Genpact Ltd.(a)	537	8,012
Gevity HR Inc.	2,665	14,338
Global Cash Access Inc.(a)	1,372	9,412
Great Lakes Dredge & Dock Corp.	3,496	21,361
H&E Equipment Services Inc.(a)	1,437	17,273
HealthSpring Inc.(a)	4,343	73,310
Heidrick & Struggles International Inc.	1,508	41,681
Hertz Global Holdings Inc.(a)	26,785	257,136
Hudson Highland Group Inc.(a)	362	3,790
ICF International Inc.(a)	550	9,141
ICT Group Inc.(a)	309	2,534
Integrated Electrical Services Inc.(a)	671	11,541
Interactive Data Corp.	1,689	42,445
Jackson Hewitt Tax Service Inc.	2,498	30,526
Kelly Services Inc. Class A	2,303	44,517
Kenexa Corp.(a)	436	8,214
Kforce Inc.(a)	2,342	19,884
Korn/Ferry International(a)	3,783	59,507
Landauer Inc.	419	23,565
LECG Corp.(a)	1,362	11,904
Lincoln Educational Services Corp.(a)	128	1,489
Live Nation Inc.(a)(b)	6,509	68,865
Manpower Inc.	6,440	375,066
MAXIMUS Inc.	1,434	49,932
McGrath RentCorp	664	16,328
McKesson Corp.	6,871	384,158
Michael Baker Corp.(a)	549	12,012
Monro Muffler Brake Inc.	1,315	20,369
Moody’s Corp.	17,482	602,080
MPS Group Inc.(a)	8,302	88,250
Multi-Color Corp.	57	1,196
National Research Corp.	33	874
Odyssey Marine Exploration Inc.(a)	814	3,223
On Assignment Inc.(a)	3,461	27,757
PeopleSupport Inc.(a)	1,115	9,477
PharmaNet Development Group Inc.(a)	1,491	23,513
PHH Corp.(a)(b)	4,763	73,112
Providence Service Corp. (The)(a)	274	5,784
Quanta Services Inc.(a)	3,347	111,355
R.R. Donnelley & Sons Co.	18,862	560,013
Rent-A-Center Inc.(a)	5,861	120,561
SAIC Inc.(a)	13,473	280,373
Service Corp. International	22,937	226,159
Spherion Corp.(a)	2,740	12,659
Standard Parking Corp.(a)	387	7,043
Steiner Leisure Ltd.(a)	619	17,549
Stewart Enterprises Inc. Class A	7,345	52,884
TNS Inc.(a)	322	7,715
TrueBlue Inc.(a)	3,517	46,460
United Rentals Inc.(a)	7,590	148,840
Universal Technical Institute Inc.(a)	1,183	14,740
Valassis Communications Inc.(a)	2,363	29,585
Viad Corp.	1,785	46,035
Volt Information Sciences Inc.(a)	1,384	16,483
Watson Wyatt Worldwide Inc.	1,249	66,060
Weight Watchers International Inc.	474	16,879
Wright Express Corp.(a)	315	7,812

		5,461,353

COMPUTERS—1.11%
Affiliated Computer Services Inc. Class A(a)	5,701	304,946
Agilysys Inc.	2,023	22,941
Brocade Communications Systems Inc.(a)	28,377	233,826
CACI International Inc. Class A(a)	2,102	96,209
Cadence Design Systems Inc.(a)	22,650	228,765
CIBER Inc.(a)	5,268	32,714
Computer Sciences Corp.(a)	13,412	628,218
COMSYS IT Partners Inc.(a)	1,281	11,683
Cray Inc.(a)	2,745	12,737
Diebold Inc.	947	33,694
Digimarc Corp.(a)	106	1,501
DST Systems Inc.(a)	736	40,517
Electronic Data Systems Corp.	46,986	1,157,735
Electronics For Imaging Inc.(a)	4,670	68,182
EMC Corp.(a)	55,247	811,578
Furmanite Corp.(a)	824	6,576
Hutchinson Technology Inc.(a)	2,029	27,270
Imation Corp.	2,625	60,165
Immersion Corp.(a)	1,292	8,799
Jack Henry & Associates Inc.	495	10,712
Lexmark International Inc. Class A(a)	8,364	279,609
Limelight Networks Inc.(a)	542	2,070
Mentor Graphics Corp.(a)	7,454	117,773
Mercury Computer Systems Inc.(a)	2,156	16,235
MTS Systems Corp.	1,012	36,311
NCR Corp.(a)	1,404	35,381
Ness Technologies Inc.(a)	3,134	31,716
NetScout Systems Inc.(a)	401	4,283
Palm Inc.(b)	1,373	7,400
Perot Systems Corp. Class A(a)	7,596	114,016
Quantum Corp.(a)	7,870	10,624
Rackable Systems Inc.(a)	2,504	33,554
RadiSys Corp.(a)	1,720	15,583
Rimage Corp.(a)	825	10,222
SanDisk Corp.(a)	15,852	296,432
Seagate Technology	21,969	420,267
SI International Inc.(a)	1,278	26,761
Sigma Designs Inc.(a)	399	5,542
Silicon Storage Technology Inc.(a)	8,816	24,420
SMART Modular Technologies (WWH) Inc.(a)	3,890	14,899
SRA International Inc. Class A(a)	1,715	38,519
Sun Microsystems Inc.(a)	69,250	753,440
Super Micro Computer Inc.(a)	292	2,155
Synopsys Inc.(a)	12,455	297,799
Teradata Corp.(a)	8,054	186,370
3D Systems Corp.(a)	145	1,377
Unisys Corp.(a)	14,054	55,513
Virtusa Corp.(a)	130	1,317

		6,638,356
COSMETICS & PERSONAL CARE—1.77%
Alberto-Culver Co.	6,873	180,554
Chattem Inc.(a)	59	3,838
Elizabeth Arden Inc.(a)	2,364	35,886
Inter Parfums Inc.	1,166	17,490
Procter & Gamble Co. (The)	169,564	10,311,187

		10,548,955

DISTRIBUTION & WHOLESALE—0.21%
Beacon Roofing Supply Inc.(a)	2,065	21,910
BMP Sunstone Corp.(a)	241	1,374
Brightpoint Inc.(a)	4,380	31,974
Core-Mark Holding Co. Inc.(a)	888	23,266
Genuine Parts Co.	14,546	577,185
Ingram Micro Inc. Class A(a)	14,888	264,262
Owens & Minor Inc.(b)	421	19,235
Pool Corp.	798	14,172
ScanSource Inc.(a)	574	15,360
Tech Data Corp.(a)	3,985	135,052
United Stationers Inc.(a)	2,053	75,858
Watsco Inc.	961	40,170
WESCO International Inc.(a)	985	39,439

		1,259,257
DIVERSIFIED FINANCIAL SERVICES—6.78%
Advanta Corp. Class B	3,362	21,147
American Express Co.	14,398	542,373
AmeriCredit Corp.(a)(b)	9,912	85,441
Ameriprise Financial Inc.	19,663	799,694
Ampal-American Israel Corp. Class A(a)	1,736	7,829
Asset Acceptance Capital Corp.	262	3,202
BGC Partners Inc. Class A(a)	255	1,925
BlackRock Inc.	414	73,278
Broadpoint Securities Group Inc.(a)	1,752	3,504
Calamos Asset Management Inc. Class A	1,951	33,226
Capital One Financial Corp.	33,136	1,259,499
CIT Group Inc.	24,829	169,085
Citigroup Inc.	480,715	8,056,783
CME Group Inc.	1,753	671,732
Cohen & Steers Inc.	557	14,465
CompuCredit Corp.(a)(b)	1,758	10,548
Countrywide Financial Corp.	2,310	9,817
Credit Acceptance Corp.(a)	186	4,754
Doral Financial Corp.(a)	440	5,958
E*TRADE Financial Corp.(a)(b)	28,575	89,725
Encore Capital Group Inc.(a)	1,310	11,567
Epoch Holding Corp.	134	1,221
Evercore Partners Inc. Class A	807	7,666
FBR Capital Markets Corp.(a)	2,144	10,784
Federal Agricultural Mortgage Corp.	1,006	24,929
Federal Home Loan Mortgage Corp.	4,713	77,293
Federal National Mortgage Association	93,993	1,833,803
Financial Federal Corp.	2,288	50,244
First Marblehead Corp. (The)	2,909	7,476
Franklin Resources Inc.	6,402	586,743
Friedman, Billings, Ramsey Group Inc. Class A	13,823	20,734
GAMCO Investors Inc. Class A	403	19,997
Goldman Sachs Group Inc. (The)	31,120	5,442,888
IndyMac Bancorp Inc.(b)	7,872	4,408
Invesco Ltd.	30,020	719,880
Investment Technology Group Inc.(a)	324	10,841
Janus Capital Group Inc.	1,004	26,576
Jefferies Group Inc.(b)	11,054	185,928
JPMorgan Chase & Co.	304,852	10,459,472
KBW Inc.(a)(b)	2,180	44,864
Knight Capital Group Inc. Class A(a)	7,236	130,103
LaBranche & Co. Inc.(a)	4,254	30,118
Legg Mason Inc.	12,363	538,656
Lehman Brothers Holdings Inc.	48,916	969,026
MarketAxess Holdings Inc.(a)	2,719	20,556
Merrill Lynch & Co. Inc.	86,359	2,738,444
MF Global Ltd.(a)	4,358	27,499

Morgan Stanley	92,001	3,318,476
NASDAQ OMX Group Inc. (The)(a)	5,405	143,503
National Financial Partners Corp.	3,470	68,775
Nelnet Inc. Class A	1,572	17,654
NewStar Financial Inc.(a)	1,861	10,999
NYSE Euronext Inc.	9,267	469,466
Ocwen Financial Corp.(a)	3,450	16,042
Penson Worldwide Inc.(a)	1,476	17,638
Piper Jaffray Companies(a)	1,686	49,450
Portfolio Recovery Associates Inc.(a)	455	17,062
Raymond James Financial Inc.	8,394	221,518
Sanders Morris Harris Group Inc.	1,804	12,231
SLM Corp.(a)	4,674	90,442
Stifel Financial Corp.(a)	1,954	67,198
Student Loan Corp. (The)	325	31,876
SWS Group Inc.	2,251	37,389
Thomas Weisel Partners Group Inc.(a)	2,092	11,443
U.S. Global Investors Inc. Class A	161	2,697
Westwood Holdings Group Inc.	70	2,786

		40,472,346
ELECTRIC—5.43%
ALLETE Inc.	2,298	96,516
Alliant Energy Corp.	9,702	332,391
Ameren Corp.	18,549	783,324
American Electric Power Co. Inc.	35,469	1,426,918
Aquila Inc.(a)	33,029	124,519
Avista Corp.	4,660	100,004
Black Hills Corp.	3,372	108,106
CenterPoint Energy Inc.	10,586	169,905
Central Vermont Public Service Corp.	989	19,157
CH Energy Group Inc.	1,346	47,877
Cleco Corp.	5,289	123,392
CMS Energy Corp.	19,792	294,901
Consolidated Edison Inc.	24,110	942,460
Constellation Energy Group Inc.	1,332	109,357
Dominion Resources Inc.	51,043	2,424,032
DPL Inc.	9,210	242,960
DTE Energy Co.	14,482	614,616
Duke Energy Corp.	111,681	1,941,016
Dynegy Inc. Class A(a)	43,498	371,908
Edison International	28,773	1,478,357
El Paso Electric Co.(a)	3,935	77,913
Empire District Electric Co. (The)	2,917	54,081
Energy East Corp.	13,909	343,830
EnerNOC Inc.(a)(b)	764	13,714
Entergy Corp.	4,964	598,063
Exelon Corp.	28,967	2,605,871
FirstEnergy Corp.	26,918	2,216,159
FPL Group Inc.	36,041	2,363,569
Great Plains Energy Inc.	7,587	191,799
Hawaiian Electric Industries Inc.	7,389	182,730
IDACORP Inc.	3,975	114,838
Integrys Energy Group Inc.	6,711	341,120
MDU Resources Group Inc.	16,066	560,061
MGE Energy Inc.	2,051	66,904
Mirant Corp.(a)	6,601	258,429
Northeast Utilities	13,657	348,663
NorthWestern Corp.	3,425	87,063
NRG Energy Inc.(a)	12,917	554,139
NSTAR	9,385	317,401
OGE Energy Corp.	8,081	256,249
Otter Tail Corp.	2,641	102,550

Pepco Holdings Inc.	17,692	453,800
PG&E Corp.	31,552	1,252,299
Pike Electric Corp.(a)	1,010	16,776
Pinnacle West Capital Corp.	8,838	271,945
PNM Resources Inc.	6,859	82,034
Portland General Electric Co.	5,491	123,657
Progress Energy Inc.	23,109	966,649
Puget Energy Inc.	11,394	273,342
Reliant Energy Inc.(a)	30,690	652,776
SCANA Corp.	10,248	379,176
Sierra Pacific Resources Corp.	15,127	192,264
Southern Co. (The)	67,749	2,365,795
Synthesis Energy Systems Inc.(a)	696	6,264
TECO Energy Inc.	18,513	397,844
UIL Holdings Corp.	2,217	65,202
UniSource Energy Corp.	3,025	93,805
Westar Energy Inc.	9,208	198,064
Wisconsin Energy Corp.	10,270	464,409
Xcel Energy Inc.	38,165	765,972

		32,428,935
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Advanced Energy Industries Inc.(a)	2,276	31,181
Belden Inc.	2,678	90,731
China BAK Battery Inc.(a)	608	2,864
Coleman Cable Inc.(a)	186	1,920
Encore Wire Corp.	1,602	33,946
EnerSys Inc.(a)	1,635	55,966
GrafTech International Ltd.(a)	1,608	43,143
Greatbatch Inc.(a)	2,008	34,738
Hubbell Inc. Class B	2,776	110,679
Insteel Industries Inc.	1,416	25,927
Littelfuse Inc.(a)	1,075	33,916
Medis Technologies Ltd.(a)	120	404
Molex Inc.	8,532	208,266
Powell Industries Inc.(a)	78	3,932
Power-One Inc.(a)	6,812	12,875
Superior Essex Inc.(a)	1,445	64,490
Valence Technology Inc.(a)	1,030	4,563

		759,541
ELECTRONICS—0.88%
Arrow Electronics Inc.(a)	10,050	308,736
Avnet Inc.(a)	7,426	202,581
AVX Corp.	3,938	44,539
Badger Meter Inc.	57	2,880
Bel Fuse Inc. Class B	885	21,868
Benchmark Electronics Inc.(a)	4,890	79,903
Brady Corp. Class A	4,410	152,277
Checkpoint Systems Inc.(a)	3,503	73,143
Cogent Inc.(a)	1,510	17,169
Coherent Inc.(a)	2,077	62,082
CTS Corp.	2,818	28,321
Cubic Corp.	1,367	30,457
Cymer Inc.(a)(b)	2,012	54,083
Eagle Test Systems Inc.(a)	1,125	12,600
Electro Scientific Industries Inc.(a)	2,386	33,810
Excel Technology Inc.(a)	402	8,973
FEI Co.(a)	3,203	72,964
ICx Technologies Inc.(a)(b)	177	1,292
Jabil Circuit Inc.	9,521	156,240
KEMET Corp.(a)(b)	8,145	26,390
L-1 Identity Solutions Inc.(a)	5,050	67,266

LaBarge Inc.(a)	105	1,365
Measurement Specialties Inc.(a)	1,294	22,761
Methode Electronics Inc.	3,559	37,192
Multi-Fineline Electronix Inc.(a)	96	2,656
OSI Systems Inc.(a)	285	6,105
Park Electrochemical Corp.	329	7,998
PerkinElmer Inc.	5,750	160,137
Photon Dynamics Inc.(a)	356	5,368
Plexus Corp.(a)	419	11,598
Rogers Corp.(a)	1,544	58,039
Sanmina-SCI Corp.(a)	32,134	41,132
Sonic Solutions Inc.(a)(b)	477	2,843
Stoneridge Inc.(a)	1,385	23,628
Technitrol Inc.	3,360	57,086
Thermo Fisher Scientific Inc.(a)	24,376	1,358,474
Thomas & Betts Corp.(a)	5,105	193,224
TTM Technologies Inc.(a)	3,607	47,648
Tyco Electronics Ltd.	42,215	1,512,141
Varian Inc.(a)	137	6,995
Vishay Intertechnology Inc.(a)	16,488	146,249
Watts Water Technologies Inc. Class A	2,563	63,819
Woodward Governor Co.	1,092	38,941
Zygo Corp.(a)	1,587	15,600

		5,278,573
ENERGY - ALTERNATE SOURCES—0.02%
Aventine Renewable Energy Holdings Inc.(a)	1,124	4,946
Comverge Inc.(a)	156	2,181
Headwaters Inc.(a)(b)	3,227	37,982
Pacific Ethanol Inc.(a)	1,200	2,172
Plug Power Inc.(a)	7,038	16,539
VeraSun Energy Corp.(a)	9,014	37,228

		101,048
ENGINEERING & CONSTRUCTION—0.13%
AECOM Technology Corp.(a)	1,044	33,961
Dycom Industries Inc.(a)	3,520	51,110
EMCOR Group Inc.(a)	3,651	104,163
Granite Construction Inc.	2,909	91,721
Insituform Technologies Inc. Class A(a)	2,626	39,994
KBR Inc.	2,818	98,376
Layne Christensen Co.(a)	1,311	57,409
Perini Corp.(a)	1,422	46,997
Sterling Construction Co. Inc.(a)	342	6,792
URS Corp.(a)	6,082	255,262

		785,785
ENTERTAINMENT—0.09%
Bluegreen Corp.(a)	1,025	6,201
Churchill Downs Inc.	911	31,767
Cinemark Holdings Inc.	1,464	19,120
Great Wolf Resorts Inc.(a)	2,983	13,036
International Speedway Corp. Class A	2,846	111,079
Isle of Capri Casinos Inc.(a)	1,409	6,749
Macrovision Solutions Corp.(a)	6,691	100,097
Pinnacle Entertainment Inc.(a)	5,269	55,272
Regal Entertainment Group Class A	7,013	107,159
Six Flags Inc.(a)	6,842	7,868

Speedway Motorsports Inc.	1,362	27,758
Steinway Musical Instruments Inc.(a)	519	13,702
Vail Resorts Inc.(a)	153	6,553
Warner Music Group Corp.	3,677	26,254

		532,615

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc.(a)	33,429	421,874
Casella Waste Systems Inc. Class A(a)	1,186	14,457
Mine Safety Appliances Co.	1,861	74,421
Nalco Holding Co.	907	19,183
Republic Services Inc.	1,009	29,967
Waste Management Inc.	31,030	1,170,141
Waste Services Inc.(a)	1,885	13,270

		1,743,313
FOOD—2.40%
American Dairy Inc.(a)	187	1,466
Arden Group Inc. Class A	6	760
B&G Foods Inc. Class A	1,764	16,476
Cal-Maine Foods Inc.(b)	92	3,035
Campbell Soup Co.	9,759	326,536
Chiquita Brands International Inc.(a)(b)	3,681	55,841
ConAgra Foods Inc.	43,135	831,643
Corn Products International Inc.	6,512	319,804
Dean Foods Co.(a)	2,650	51,993
Del Monte Foods Co.	17,328	123,029
Flowers Foods Inc.	2,700	76,518
Fresh Del Monte Produce Inc.(a)	3,686	86,879
General Mills Inc.	27,076	1,645,409
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	2,079	47,443
H.J. Heinz Co.	12,452	595,828
Hain Celestial Group Inc.(a)	3,176	74,572
Hershey Co. (The)	6,695	219,462
Hormel Foods Corp.	6,244	216,105
Imperial Sugar Co.(b)	1,145	17,782
Ingles Markets Inc. Class A	1,103	25,733
J&J Snack Foods Corp.	1,241	34,016
J.M. Smucker Co. (The)	4,885	198,526
Kellogg Co.	9,423	452,492
Kraft Foods Inc.	133,874	3,808,715
Kroger Co. (The)	32,597	941,075
Lance Inc.	1,817	34,105
M&F Worldwide Corp.(a)	1,060	41,669
McCormick & Co. Inc. NVS	6,192	220,807
Nash Finch Co.(b)	1,116	38,245
Pilgrim’s Pride Corp.	3,571	46,387
Ralcorp Holdings Inc.(a)	1,717	84,888
Ruddick Corp.	3,492	119,811
Safeway Inc.	38,691	1,104,628
Sanderson Farms Inc.(b)	1,493	51,538
Sara Lee Corp.	62,551	766,250
Seaboard Corp.	28	43,428
Smart Balance Inc.(a)	1,279	9,222
Smithfield Foods Inc.(a)	10,248	203,730
Spartan Stores Inc.	1,714	39,422
SUPERVALU Inc.	18,852	582,338
Tootsie Roll Industries Inc.(b)	1,383	34,755
TreeHouse Foods Inc.(a)	2,752	66,764
Tyson Foods Inc. Class A	21,798	325,662
United Natural Foods Inc.(a)	2,612	50,882
Village Super Market Inc. Class A	295	11,381
Weis Markets Inc.	989	32,113
Winn-Dixie Stores Inc.(a)	2,004	32,104
Wm. Wrigley Jr. Co.	3,013	234,351

		14,345,618

FOREST PRODUCTS & PAPER—0.64%
AbitibiBowater Inc.(b)	4,565	42,591
Boise Inc.(a)	4,031	15,519
Buckeye Technologies Inc.(a)	3,699	31,294
Domtar Corp.(a)	43,125	235,031
International Paper Co.	37,832	881,486
Kapstone Paper and Packaging Corp.(a)	1,576	10,512
Louisiana-Pacific Corp.	9,071	77,013
MeadWestvaco Corp.	15,263	363,870
Mercer International Inc.(a)	3,090	23,113
Neenah Paper Inc.	1,284	21,456
P.H. Glatfelter Co.	3,870	52,284
Plum Creek Timber Co. Inc.	10,130	432,652
Potlatch Corp.	2,207	99,580
Rayonier Inc.	6,040	256,458
Rock-Tenn Co. Class A	2,091	62,709
Schweitzer-Mauduit International Inc.	1,536	25,882
Smurfit-Stone Container Corp.(a)	22,476	91,477
Temple-Inland Inc.	9,330	105,149
Verso Paper Corp.(a)	1,228	10,389
Wausau Paper Corp.	4,314	33,261
Weyerhaeuser Co.	18,681	955,346

		3,827,072
GAS—0.72%
AGL Resources Inc.	6,726	232,584
Atmos Energy Corp.	7,925	218,492
Chesapeake Utilities Corp.	595	15,303
Energen Corp.	5,105	398,343
EnergySouth Inc.	374	18,348
Laclede Group Inc. (The)	1,942	78,399
New Jersey Resources Corp.	3,685	120,315
Nicor Inc.	3,966	168,912
NiSource Inc.	24,088	431,657
Northwest Natural Gas Co.	2,318	107,231
Piedmont Natural Gas Co.	6,446	168,627
Sempra Energy	22,109	1,248,053
South Jersey Industries Inc.	2,614	97,659
Southern Union Co.	9,795	264,661
Southwest Gas Corp.	3,842	114,223
UGI Corp.	9,395	269,730
Vectren Corp.	6,705	209,263
WGL Holdings Inc.	4,347	151,015

		4,312,815
HAND & MACHINE TOOLS—0.25%
Baldor Electric Co.	4,048	141,599
Black & Decker Corp. (The)	5,368	308,714
Franklin Electric Co. Inc.	788	30,559
Kennametal Inc.	5,324	173,296
Lincoln Electric Holdings Inc.	1,194	93,968
Raser Technologies Inc.(a)	1,629	15,866
Regal Beloit Corp.	2,824	119,314
Snap-On Inc.	5,064	263,379
Stanley Works (The)	6,887	308,744
Thermadyne Holdings Corp.(a)	921	13,622

		1,469,061
HEALTH CARE - PRODUCTS—2.85%
Advanced Medical Optics Inc.(a)	628	11,769
AngioDynamics Inc.(a)	1,123	15,295
Beckman Coulter Inc.	1,035	69,894
Boston Scientific Corp.(a)	123,553	1,518,466
Caliper Life Sciences Inc.(a)	4,200	10,878

Cantel Medical Corp.(a)	1,121	11,345
Cardiac Science Corp.(a)	1,709	14,014
CONMED Corp.(a)	2,318	61,543
Cooper Companies Inc. (The)	3,954	146,891
Covidien Ltd.	44,119	2,112,859
Datascope Corp.	159	7,473
ev3 Inc.(a)	4,962	47,040
Hanger Orthopedic Group Inc.(a)	2,016	33,244
Henry Schein Inc.(a)	569	29,343
Hill-Rom Holdings Inc.(b)	4,726	127,507
Hologic Inc.(a)	11,235	244,923
ICU Medical Inc.(a)	414	9,472
Invacare Corp.	2,295	46,910
Inverness Medical Innovations Inc.(a)	3,365	111,617
Johnson & Johnson	183,398	11,799,827
Medical Action Industries Inc.(a)	803	8,327
NxStage Medical Inc.(a)	740	2,842
OraSure Technologies Inc.(a)	271	1,014
Orthofix International NV(a)	1,007	29,153
Palomar Medical Technologies Inc.(a)	1,603	15,998
Sirona Dental Systems Inc.(a)	87	2,255
Symmetry Medical Inc.(a)	2,191	35,538
TomoTherapy Inc.(a)	140	1,250
Vital Images Inc.(a)	761	9,467
Zimmer Holdings Inc.(a)	6,669	453,825

		16,989,979
HEALTH CARE - SERVICES—1.21%
Aetna Inc.	15,366	622,784
Alliance Imaging Inc.(a)	258	2,237
AMERIGROUP Corp.(a)	4,701	97,781
AmSurg Corp.(a)	2,699	65,721
Apria Healthcare Group Inc.(a)	3,854	74,729
Assisted Living Concepts Inc.(a)	2,185	12,017
Brookdale Senior Living Inc.	3,193	65,009
Capital Senior Living Corp.(a)	1,678	12,652
Centene Corp.(a)	3,498	58,731
Community Health Systems Inc.(a)	6,550	216,019
Coventry Health Care Inc.(a)	10,607	322,665
DaVita Inc.(a)	1,547	82,192
Ensign Group Inc. (The)	773	8,889
Five Star Quality Care Inc.(a)	2,634	12,459
Gentiva Health Services Inc.(a)	1,276	24,308
Health Management Associates Inc. Class A(a)	7,221	47,009
Health Net Inc.(a)	8,917	214,543
HealthSouth Corp.(a)	6,946	115,512
Humana Inc.(a)	6,420	255,323
IPC The Hospitalist Co. Inc.(a)	29	546
Kindred Healthcare Inc.(a)	2,500	71,900
LifePoint Hospitals Inc.(a)	4,763	134,793
Lincare Holdings Inc.(a)	570	16,188
Magellan Health Services Inc.(a)	3,558	131,753
MedCath Corp.(a)	1,401	25,190
Molina Healthcare Inc.(a)(b)	1,322	32,177
National Healthcare Corp.	111	5,087
NightHawk Radiology Holdings Inc.(a)	2,013	14,252
Odyssey Healthcare Inc.(a)	2,369	23,074
Pediatrix Medical Group Inc.(a)	604	29,735
Quest Diagnostics Inc.	2,489	120,642
RadNet Inc.(a)	158	980
RehabCare Group Inc.(a)	1,702	27,283
Res-Care Inc.(a)	2,362	41,996
Skilled Healthcare Group Inc. Class A(a)	1,571	21,083

Sunrise Senior Living Inc.(a)	357	8,025
Tenet Healthcare Corp.(a)	18,265	101,553
Triple-S Management Corp. Class B(a)	1,244	20,339
UnitedHealth Group Inc.	68,471	1,797,364
Universal Health Services Inc. Class B	4,145	262,047
WellPoint Inc.(a)	41,957	1,999,671

		7,196,258
HOLDING COMPANIES - DIVERSIFIED—0.13%
Leucadia National Corp.	15,732	738,460
Resource America Inc. Class A	1,286	11,986

		750,446
HOME BUILDERS—0.28%
AMREP Corp.(b)	113	5,378
Beazer Homes USA Inc.(b)	3,796	21,144
Brookfield Homes Corp.(b)	1,103	13,545
Cavco Industries Inc.(a)	129	4,222
Centex Corp.	10,762	143,888
Champion Enterprises Inc.(a)	3,505	20,504
D.R. Horton Inc.	27,750	301,087
Hovnanian Enterprises Inc. Class A(a)(b)	4,595	25,181
KB Home	6,634	112,314
Lennar Corp. Class A	11,976	147,784
M.D.C. Holdings Inc.	3,011	117,610
M/I Homes Inc.	1,170	18,404
Meritage Homes Corp.(a)	2,604	39,503
NVR Inc.(a)	339	169,527
Palm Harbor Homes Inc.(a)(b)	957	5,292
Pulte Homes Inc.	14,309	137,796
Ryland Group Inc.	3,772	82,267
Skyline Corp.	670	15,745
Standard-Pacific Corp.	6,279	21,223
Thor Industries Inc.(b)	2,200	46,772
Toll Brothers Inc.(a)	11,447	214,402

		1,663,588
HOME FURNISHINGS—0.12%
American Woodmark Corp.(b)	212	4,480
Audiovox Corp. Class A(a)	1,622	15,928
Ethan Allen Interiors Inc.	2,243	55,178
Furniture Brands International Inc.	3,647	48,724
Harman International Industries Inc.	1,300	53,807
Hooker Furniture Corp.	770	13,336
Kimball International Inc. Class B	2,804	23,217
La-Z-Boy Inc.(b)	4,979	38,089
Sealy Corp.	3,883	22,288
Tempur-Pedic International Inc.	2,507	19,580
Universal Electronics Inc.(a)	93	1,944
Whirlpool Corp.	6,602	407,541

		704,112
HOUSEHOLD PRODUCTS & WARES—0.58%
ACCO Brands Corp.(a)	4,759	53,444
American Greetings Corp. Class A	4,354	53,728
Avery Dennison Corp.	9,352	410,833
Blyth Inc.	2,142	25,768
Central Garden & Pet Co. Class A(a)	5,137	21,062
Clorox Co. (The)	8,368	436,810
CSS Industries Inc.	757	18,335
Ennis Inc.	2,481	38,828
Fortune Brands Inc.	13,600	848,776
Helen of Troy Ltd.(a)	2,516	40,558

Jarden Corp.(a)	5,971	108,911
Kimberly-Clark Corp.	21,769	1,301,351
Prestige Brands Holdings Inc.(a)	3,295	35,125
Russ Berrie and Co. Inc.(a)	1,609	12,824
Scotts Miracle-Gro Co. (The) Class A	805	14,144
Spectrum Brands Inc.(a)	3,799	9,687
Standard Register Co. (The)	1,335	12,589
WD-40 Co.	806	23,575

		3,466,348
HOUSEWARES—0.07%
Libbey Inc.	190	1,414
National Presto Industries Inc.	328	21,051
Newell Rubbermaid Inc.	24,325	408,417

		430,882
INSURANCE—6.67%
ACE Ltd.	29,407	1,620,032
Alleghany Corp.(a)	445	147,762
Allied World Assurance Holdings Ltd.	4,289	169,930
Allstate Corp. (The)	48,640	2,217,498
Ambac Financial Group Inc.(b)	24,384	32,675
AmCOMP Inc.(a)	1,102	10,711
American Equity Investment Life Holding Co.	4,666	38,028
American Financial Group Inc.	6,913	184,923
American International Group Inc.	205,131	5,427,766
American National Insurance Co.	1,379	135,170
American Physicians Capital Inc.	740	35,846
American Safety Insurance Holdings Ltd.(a)	932	13,402
Amerisafe Inc.(a)	1,833	29,218
AmTrust Financial Services Inc.	1,311	16,519
Aon Corp.	26,382	1,211,989
Arch Capital Group Ltd.(a)	4,304	285,441
Argo Group International Holdings Ltd.(a)	1,757	58,965
Arthur J. Gallagher & Co.	8,150	196,415
Aspen Insurance Holdings Ltd.	7,499	177,501
Assurant Inc.	10,481	691,327
Assured Guaranty Ltd.	4,901	88,169
Axis Capital Holdings Ltd.	10,021	298,726
Baldwin & Lyons Inc. Class B	774	13,530
Brown & Brown Inc.	7,742	134,633
CastlePoint Holdings Ltd.	2,937	26,697
Chubb Corp.	32,280	1,582,043
CIGNA Corp.	21,419	758,018
Cincinnati Financial Corp.	12,798	325,069
Citizens Inc.(a)	3,121	19,132
CNA Financial Corp.	2,364	59,455
CNA Surety Corp.(a)	1,602	20,249
Conseco Inc.(a)	16,222	160,922
Crawford & Co. Class B(a)	2,465	19,695
Darwin Professional Underwriters Inc.(a)	14	431
Delphi Financial Group Inc. Class A	3,628	83,952
Donegal Group Inc. Class A	1,293	20,520
EMC Insurance Group Inc.	577	13,894
Employers Holdings Inc.	4,100	84,870
Endurance Specialty Holdings Ltd.	4,593	141,418
Enstar Group Ltd.(a)	186	16,275
Erie Indemnity Co. Class A	2,581	119,113
Everest Re Group Ltd.	5,441	433,702
FBL Financial Group Inc. Class A	1,035	20,576
Fidelity National Financial Inc.	18,789	236,741
First Acceptance Corp.(a)	1,653	5,290
First American Corp.	8,126	214,526

First Mercury Financial Corp.(a)	1,063	18,751
Flagstone Reinsurance Holdings Ltd.	2,646	31,196
FPIC Insurance Group Inc.(a)	775	35,123
Genworth Financial Inc. Class A	38,380	683,548
Greenlight Capital Re Ltd.(a)	2,530	57,836
Hallmark Financial Services Inc.(a)	442	4,274
Hanover Insurance Group Inc. (The)	4,515	191,887
Harleysville Group Inc.	1,149	38,871
Hartford Financial Services Group Inc. (The)	27,793	1,794,594
HCC Insurance Holdings Inc.	10,128	214,106
Hilb Rogal & Hobbs Co.	3,201	139,115
Horace Mann Educators Corp.	3,570	50,051
Independence Holding Co.	611	5,969
Infinity Property and Casualty Corp.	1,451	60,246
IPC Holdings Ltd.	4,704	124,891
Kansas City Life Insurance Co.	446	18,621
LandAmerica Financial Group Inc.	1,477	32,775
Life Partners Holdings Inc.	54	1,079
Lincoln National Corp.	22,912	1,038,372
Loews Corp.	27,723	1,300,209
Maiden Holdings Ltd.	4,313	27,603
Markel Corp.(a)	875	321,125
Marsh & McLennan Companies Inc.	45,185	1,199,662
Max Capital Group Ltd.	4,957	105,733
MBIA Inc.(b)	18,779	82,440
Meadowbrook Insurance Group Inc.	3,187	16,891
Mercury General Corp.	2,339	109,278
MetLife Inc.	39,895	2,105,259
MGIC Investment Corp.	10,989	67,143
Montpelier Re Holdings Ltd.	8,204	121,009
National Interstate Corp.	702	12,903
National Western Life Insurance Co. Class A	194	42,389
Nationwide Financial Services Inc. Class A	4,052	194,537
Navigators Group Inc. (The)(a)	1,155	62,428
NYMAGIC Inc.	566	10,845
Odyssey Re Holdings Corp.	2,130	75,615
Old Republic International Corp.	20,248	239,736
OneBeacon Insurance Group Ltd.	2,124	37,319
PartnerRe Ltd.	4,769	329,681
Philadelphia Consolidated Holding Corp.(a)	3,270	111,082
Phoenix Companies Inc. (The)	10,199	77,614
Platinum Underwriters Holdings Ltd.	4,296	140,093
PMA Capital Corp. Class A(a)	3,169	29,186
PMI Group Inc. (The)	7,983	15,567
Presidential Life Corp.	2,107	32,490
Primus Guaranty Ltd.(a)(b)	1,358	3,952
Principal Financial Group Inc.	22,888	960,609
ProAssurance Corp.(a)	2,815	135,430
ProCentury Corp.	1,180	18,691
Progressive Corp. (The)	59,840	1,120,205
Protective Life Corp.	6,133	233,361
Prudential Financial Inc.	31,725	1,895,252
Quanta Capital Holdings Ltd.	6,159	16,260
Radian Group Inc.	7,791	11,297
Reinsurance Group of America Inc.	2,612	113,674
RenaissanceRe Holdings Ltd.	5,669	253,234
RLI Corp.	1,637	80,982
Safeco Corp.	7,898	530,430
Safety Insurance Group Inc.	1,393	49,660
SCPIE Holdings Inc.(a)	759	21,244
SeaBright Insurance Holdings Inc.(a)	2,018	29,221
Selective Insurance Group Inc.	4,682	87,834
StanCorp Financial Group Inc.	4,299	201,881

State Auto Financial Corp.	1,409	33,717
Stewart Information Services Corp.	1,681	32,511
Torchmark Corp.	7,887	462,573
Transatlantic Holdings Inc.	1,817	102,606
Travelers Companies Inc. (The)	53,404	2,317,734
United America Indemnity Ltd. Class A(a)	1,771	23,678
United Fire & Casualty Co.	2,131	57,388
Unitrin Inc.	3,616	99,693
Universal American Corp.(a)	3,688	37,691
Unum Group	30,725	628,326
Validus Holdings Ltd.	5,663	120,339
W.R. Berkley Corp.	11,953	288,784
Wesco Financial Corp.	121	46,222
White Mountains Insurance Group Ltd.	778	333,762
XL Capital Ltd. Class A	15,727	323,347
Zenith National Insurance Corp.	3,269	114,938

		39,794,432
INTERNET—0.61%
Ariba Inc.(a)	1,061	15,607
Avocent Corp.(a)	3,993	74,270
CMGI Inc.(a)	4,120	43,672
DealerTrack Holdings Inc.(a)	1,017	14,350
Expedia Inc.(a)	18,231	335,086
FTD Group Inc.	1,860	24,794
HLTH Corp.(a)	11,498	130,157
HSW International Inc.(a)	567	1,644
i2 Technologies Inc.(a)(b)	1,504	18,695
IAC/InterActiveCorp(a)	14,100	271,848
iBasis Inc.	2,762	9,059
InfoSpace Inc.	1,562	13,011
Internap Network Services Corp.(a)	2,208	10,333
Internet Brands Inc. Class A(a)	1,144	7,585
Internet Capital Group Inc.(a)	1,307	10,103
Interwoven Inc.(a)	795	9,548
Keynote Systems Inc.(a)	1,021	13,150
Liberty Media Corp. - Liberty Interactive Group Series A(a)	52,575	776,007
McAfee Inc.(a)	1,443	49,105
Orbitz Worldwide Inc.(a)	3,015	15,105
PCTEL Inc.	695	6,665
Perficient Inc.(a)	2,808	27,125
RealNetworks Inc.(a)	4,761	31,423
S1 Corp.(a)	1,071	8,107
Safeguard Scientifics Inc.(a)	11,736	14,553
Secure Computing Corp.(a)	4,194	17,363
SonicWALL Inc.(a)	4,658	30,044
Sourcefire Inc.(a)	344	2,659
SupportSoft Inc.(a)	1,286	4,180
Symantec Corp.(a)	74,197	1,435,712
TheStreet.com Inc.	639	4,160
TIBCO Software Inc.(a)	16,378	125,292
United Online Inc.	6,046	60,641
Vignette Corp.(a)	1,281	15,372
Websense Inc.(a)	385	6,483
Website Pros Inc.(a)	1,871	15,585

		3,648,493
INVESTMENT COMPANIES—0.20%
Allied Capital Corp.(b)	14,906	207,044
American Capital Strategies Ltd.(b)	17,824	423,676
Apollo Investment Corp.	12,494	179,039
Ares Capital Corp.	8,523	85,912

BlackRock Kelso Capital Corp.	720	6,811
Capital Southwest Corp.	293	30,539
Gladstone Capital Corp.(b)	2,029	30,922
Gladstone Investment Corp.	1,942	12,487
Harris & Harris Group Inc.(a)	2,046	12,276
Hercules Technology Growth Capital Inc.	3,171	28,317
Kayne Anderson Energy Development Co.	974	22,353
Kohlberg Capital Corp.	1,383	13,830
MCG Capital Corp.	7,123	28,350
Medallion Financial Corp.	1,306	12,303
MVC Capital Inc.	2,362	32,336
NGP Capital Resources Co.	2,137	32,931
Patriots Capital Funding Inc.	1,817	11,356
PennantPark Investment Corp.	1,851	13,346
Prospect Energy Corp.	2,337	30,802

		1,214,630
IRON & STEEL—0.51%
Carpenter Technology Corp.	3,919	171,064
China Precision Steel Inc.(a)	1,506	6,611
Esmark Inc.(a)	910	17,399
Gibraltar Industries Inc.	2,429	38,791
Nucor Corp.	21,978	1,641,097
Olympic Steel Inc.	253	19,208
Reliance Steel & Aluminum Co.	5,506	424,458
Schnitzer Steel Industries Inc. Class A	1,652	189,319
Steel Dynamics Inc.	10,718	418,752
Sutor Technology Group Ltd.(a)	308	2,178
United States Steel Corp.	548	101,259
Universal Stainless & Alloy Products Inc.(a)	533	19,742

		3,049,878
LEISURE TIME—0.26%
Brunswick Corp.	7,695	81,567
Callaway Golf Co.	5,924	70,081
Carnival Corp.	30,688	1,011,476
Harley-Davidson Inc.	2,324	84,268
Marine Products Corp.	974	6,428
Nautilus Inc.	1,909	9,698
Polaris Industries Inc.(b)	344	13,891
Royal Caribbean Cruises Ltd.	12,113	272,179

		1,549,588
LODGING—0.10%
Ameristar Casinos Inc.	2,233	30,860
Boyd Gaming Corp.	4,387	55,101
Choice Hotels International Inc.	1,751	46,402
Gaylord Entertainment Co.(a)(b)	3,588	85,968
Lodgian Inc.(a)	1,829	14,321
Marcus Corp.	1,812	27,089
MGM MIRAGE(a)	644	21,825
Monarch Casino & Resort Inc.(a)	640	7,552
Morgans Hotel Group Co.(a)	238	2,451
Orient-Express Hotels Ltd.	516	22,415
Riviera Holdings Corp.(a)	447	4,537
Wyndham Worldwide Corp.	15,539	278,303

		596,824
MACHINERY—0.31%
AGCO Corp.(a)	2,210	115,826
Alamo Group Inc.	543	11,180
Albany International Corp. Class A	2,627	76,183
Applied Industrial Technologies Inc.	2,604	62,939

Astec Industries Inc.(a)	121	3,889
Briggs & Stratton Corp.	4,271	54,156
Cascade Corp.	759	32,121
Columbus McKinnon Corp.(a)	1,484	35,735
Flowserve Corp.	2,770	378,659
Gardner Denver Inc.(a)	4,613	262,018
Gehl Corp.(a)	1,018	15,056
Gerber Scientific Inc.(a)	2,254	25,651
Hurco Companies Inc.(a)	562	17,360
IDEX Corp.	802	29,546
Intevac Inc.(a)	1,904	21,477
Kadant Inc.(a)	1,281	28,951
NACCO Industries Inc.	565	42,008
Park-Ohio Holdings Corp.(a)	771	11,380
Robbins & Myers Inc.	1,034	51,566
Sauer-Danfoss Inc.	99	3,084
Tecumseh Products Co. Class A(a)	1,504	49,301
Tennant Co.	103	3,097
Terex Corp.(a)	8,866	455,446
Twin Disc Inc.	682	14,274
Wabtec Corp.	556	27,033
Zebra Technologies Corp. Class A(a)	378	12,338

		1,840,274
MANUFACTURING—5.25%
A.O. Smith Corp.	1,785	58,602
Actuant Corp. Class A	439	13,763
Acuity Brands Inc.	480	23,078
American Railcar Industries Inc.	174	2,920
Ameron International Corp.	634	76,067
AptarGroup Inc.	4,866	204,129
AZZ Inc.(a)	635	25,337
Blount International Inc.(a)	3,703	42,992
Carlisle Companies Inc.	4,777	138,533
Ceradyne Inc.(a)	2,311	79,267
CLARCOR Inc.	1,696	59,530
Cooper Industries Ltd.	3,651	144,215
Crane Co.	4,451	171,497
Danaher Corp.	6,713	518,915
Dover Corp.	2,082	100,706
Eastman Kodak Co.	25,317	365,324
Eaton Corp.	7,997	679,505
EnPro Industries Inc.(a)(b)	1,564	58,400
Federal Signal Corp.	4,096	49,152
FreightCar America Inc.	936	33,228
General Electric Co.	880,095	23,489,736
GenTek Inc.(a)	171	4,598
Griffon Corp.(a)	2,137	18,720
Illinois Tool Works Inc.	39,298	1,867,048
Ingersoll-Rand Co. Ltd. Class A	22,878	856,324
ITT Industries Inc.	3,862	244,580
Koppers Holdings Inc.	1,717	71,891
Leggett & Platt Inc.	14,612	245,043
LSB Industries Inc.(a)	518	10,256
Lydall Inc.(a)	1,457	18,285
Matthews International Corp. Class A	147	6,653
Myers Industries Inc.	1,067	8,696
Pentair Inc.	8,702	304,744
Reddy Ice Holdings Inc.	1,608	21,997
Standex International Corp.	1,199	24,867
Teleflex Inc.	3,478	193,342
Tredegar Corp.	2,137	31,414
Trinity Industries Inc.	7,108	246,577
Tyco International Ltd.	20,530	822,021

		31,331,952

MEDIA—3.51%
A.H. Belo Corp. Class A	1,677	9,559
Belo Corp. Class A	8,361	61,119
Cablevision Systems Corp.(a)	19,470	440,022
CBS Corp. Class B	52,124	1,015,897
Charter Communications Inc. Class A(a)(b)	20,386	21,405
Citadel Broadcasting Corp.(a)	16,240	19,813
CKX Inc.(a)	1,966	17,203
Clear Channel Communications Inc.	43,973	1,547,850
Comcast Corp. Class A	175,305	3,325,536
Courier Corp.	918	18,433
Cox Radio Inc. Class A(a)	2,253	26,585
Crown Media Holdings Inc. Class A(a)(b)	708	3,356
Cumulus Media Inc. Class A(a)	1,542	6,075
DG FastChannel Inc.(a)	144	2,484
Discovery Holding Co. Class A(a)	24,984	548,649
E.W. Scripps Co. (The) Class A	7,283	302,536
Entercom Communications Corp.	2,237	15,704
Entravision Communications Corp.(a)	3,641	14,637
Fisher Communications Inc.(a)	605	20,836
Gannett Co. Inc.	20,089	435,329
GateHouse Media Inc.	2,142	5,269
Gray Television Inc.	4,073	11,690
Hearst-Argyle Television Inc.	2,049	39,341
Idearc Inc.(b)	14,395	33,828
Journal Communications Inc. Class A	4,014	19,347
Lee Enterprises Inc.(b)	4,473	17,847
Liberty Global Inc. Class A(a)	15,106	474,782
Liberty Media Corp. - Liberty Capital Group Series A(a)	11,345	163,368
Lin TV Corp. Class A(a)	2,625	15,645
McClatchy Co. (The) Class A(b)	5,250	35,595
McGraw-Hill Companies Inc. (The)	14,323	574,639
Media General Inc. Class A	2,148	25,669
Mediacom Communications Corp.(a)(b)	3,457	18,460
Meredith Corp.	3,463	97,968
New York Times Co. (The) Class A(b)	12,631	194,391
News Corp. Class A	122,722	1,845,739
Outdoor Channel Holdings Inc.(a)	1,415	9,877
Playboy Enterprises Inc. Class B(a)	812	4,011
PRIMEDIA Inc.	2,215	10,322
Scholastic Corp.(a)	2,114	60,587
Sinclair Broadcast Group Inc. Class A	3,308	25,141
Time Warner Cable Inc. Class A(a)	6,933	183,586
Time Warner Inc.	280,905	4,157,394
Viacom Inc. Class B(a)	3,000	91,620
Walt Disney Co. (The)	148,716	4,639,939
Washington Post Co. (The) Class B	540	316,926
Westwood One Inc.(a)	6,745	8,161
XM Satellite Radio Holdings Inc. Class A(a)	1,626	12,748

		20,946,918
METAL FABRICATE & HARDWARE—0.19%
A.M. Castle & Co.	1,450	41,485
Ampco-Pittsburgh Corp.	233	10,364
CIRCOR International Inc.	215	10,533
Commercial Metals Co.	10,022	377,829
Haynes International Inc.(a)	785	45,177
L.B. Foster Co. Class A(a)	967	32,104
Ladish Co. Inc.(a)	1,302	26,808

Lawson Products Inc.	409	10,135
Mueller Industries Inc.	3,029	97,534
Mueller Water Products Inc. Class A	10,256	82,766
NN Inc.	249	3,471
Northwest Pipe Co.(a)	870	48,546
Timken Co. (The)	6,887	226,858
TriMas Corp.(a)	1,302	7,799
Worthington Industries Inc.	4,634	94,997

		1,116,406
MINING—1.02%
Alcoa Inc.	16,143	575,014
Allied Nevada Gold Corp.(a)	470	2,768
AMCOL International Corp.	1,494	42,519
Apex Silver Mines Ltd.(a)	4,136	20,308
Brush Engineered Materials Inc.(a)	1,788	43,663
Century Aluminum Co.(a)	1,281	85,174
Coeur d’Alene Mines Corp.(a)	48,394	140,343
Compass Minerals International Inc.	1,356	109,239
Freeport-McMoRan Copper & Gold Inc.	33,838	3,965,475
General Moly Inc.(a)	1,032	8,122
Hecla Mining Co.(a)	11,189	103,610
Horsehead Holding Corp.(a)	3,067	37,295
Kaiser Aluminum Corp.	1,382	73,978
Royal Gold Inc.	2,567	80,501
RTI International Metals Inc.(a)	2,019	71,917
Stillwater Mining Co.(a)	2,511	29,705
Titanium Metals Corp.	6,137	85,857
United States Lime & Minerals Inc.(a)	72	2,849
Uranium Resources Inc.(a)	967	3,568
USEC Inc.(a)(b)	6,778	41,210
Vulcan Materials Co.	9,718	580,942

		6,104,057
OFFICE & BUSINESS EQUIPMENT—0.20%
IKON Office Solutions Inc.	7,111	80,212
Pitney Bowes Inc.	1,750	59,675
Xerox Corp.	79,445	1,077,274

		1,217,161
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	2,230	55,505
HNI Corp.	3,566	62,976
Knoll Inc.	432	5,249
Steelcase Inc. Class A	5,447	54,633

		178,363
OIL & GAS—16.17%
Alon USA Energy Inc.	949	11,350
American Oil & Gas Inc.(a)	2,437	9,553
Anadarko Petroleum Corp.	41,340	3,093,886
Apache Corp.	29,455	4,094,245
Berry Petroleum Co. Class A	1,370	80,666
Bill Barrett Corp.(a)	1,725	102,482
BMB Munai Inc.(a)	3,012	17,891
Brigham Exploration Co.(a)	3,979	62,988
Bronco Drilling Co. Inc.(a)	2,523	46,373
Cabot Oil & Gas Corp.	4,696	318,060
Callon Petroleum Co.(a)	1,756	48,044
Cheniere Energy Inc.(a)	950	4,152
Chesapeake Energy Corp.	28,633	1,888,633
Chevron Corp.	182,634	18,104,508
Cimarex Energy Co.	7,280	507,198

ConocoPhillips	136,196	12,855,540
Delek US Holdings Inc.	1,204	11,089
Devon Energy Corp.	39,396	4,733,823
Encore Acquisition Co.(a)	3,500	263,165
Energy XXI (Bermuda) Ltd.(a)	5,744	39,748
ENSCO International Inc.	849	68,548
EOG Resources Inc.	5,460	716,352
EXCO Resources Inc.(a)	386	14,247
Exxon Mobil Corp.	380,228	33,509,494
Forest Oil Corp.(a)	7,823	582,813
GeoMet Inc.(a)	1,751	16,599
GMX Resources Inc.(a)	795	58,910
Grey Wolf Inc.(a)	12,052	108,830
Gulfport Energy Corp.(a)	1,563	25,743
Harvest Natural Resources Inc.(a)	3,407	37,681
Helmerich & Payne Inc.	9,256	666,617
Marathon Oil Corp.	62,515	3,242,653
Mariner Energy Inc.(a)	2,084	77,045
Meridian Resource Corp. (The)(a)	6,261	18,470
Nabors Industries Ltd.(a)	21,376	1,052,340
Newfield Exploration Co.(a)	11,675	761,794
Noble Energy Inc.	14,236	1,431,572
Oilsands Quest Inc.(a)(b)	13,590	88,335
Parker Drilling Co.(a)	8,154	81,622
Patterson-UTI Energy Inc.	5,183	186,795
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	1,093	50,617
PetroQuest Energy Inc.(a)	1,946	52,347
Pioneer Drilling Co.(a)	3,815	71,760
Pioneer Natural Resources Co.	10,586	828,672
Plains Exploration & Production Co.(a)	830	60,565
Pride International Inc.(a)	4,169	197,152
Quest Resource Corp.(a)	129	1,472
RAM Energy Resources Inc.(a)	1,587	9,998
Rosetta Resources Inc.(a)	4,518	128,763
Rowan Companies Inc.	6,428	300,509
St. Mary Land & Exploration Co.	3,173	205,103
Stone Energy Corp.(a)	2,502	164,907
Sunoco Inc.	4,166	169,515
Swift Energy Co.(a)	2,681	177,107
Tesoro Corp.	8,575	169,528
Toreador Resources Corp.(a)	1,463	12,479
TXCO Resources Inc.(a)	3,078	36,197
Unit Corp.(a)	983	81,560
VAALCO Energy Inc.(a)	3,949	33,448
Valero Energy Corp.	46,673	1,921,994
Western Refining Inc.	2,625	31,080
XTO Energy Inc.	40,183	2,752,937

		96,497,564
OIL & GAS SERVICES—0.54%
Allis-Chalmers Energy Inc.(a)	2,438	43,396
BJ Services Co.	26,013	830,855
Cal Dive International Inc.(a)	3,603	51,487
Complete Production Services Inc.(a)	4,219	153,656
Dawson Geophysical Co.(a)	233	13,854
Exterran Holdings Inc.(a)	5,764	412,068
Geokinetics Inc.(a)	187	3,387
Global Industries Ltd.(a)	3,669	65,785
Helix Energy Solutions Group Inc.(a)	7,358	306,387
Hercules Offshore Inc.(a)	7,808	296,860
Hornbeck Offshore Services Inc.(a)	2,034	114,941
Key Energy Services Inc.(a)	9,169	178,062

Lufkin Industries Inc.	858	71,454
Newpark Resources Inc.(a)	7,890	62,015
Oil States International Inc.(a)	1,466	93,003
SEACOR Holdings Inc.(a)	1,706	152,704
Superior Well Services Inc.(a)	407	12,906
Tidewater Inc.	4,357	283,336
Trico Marine Services Inc.(a)(b)	1,156	42,102
Union Drilling Inc.(a)	912	19,772

		3,208,030
OIL REFINING & MARKETING—0.00%
Western Refining Inc.	2,625	31,080

		31,080
PACKAGING & CONTAINERS—0.33%
Ball Corp.	7,302	348,597
Bemis Co. Inc.	8,755	196,287
BWAY Holding Co.(a)	156	1,343
Owens-Illinois Inc.(a)	10,460	436,077
Packaging Corp. of America	6,997	150,505
Pactiv Corp.(a)	11,487	243,869
Sealed Air Corp.	14,154	269,068
Silgan Holdings Inc.	1,112	56,423
Sonoco Products Co.	8,742	270,565

		1,972,734
PHARMACEUTICALS—4.88%
Alpharma Inc. Class A(a)	1,757	39,585
AmerisourceBergen Corp.	12,417	496,556
APP Pharmaceuticals Inc.(a)	245	4,096
Barr Pharmaceuticals Inc.(a)	6,682	301,225
BioForm Medical Inc.(a)	101	408
Bristol-Myers Squibb Co.	15,131	310,639
Cardinal Health Inc.	7,898	407,379
Cypress Bioscience Inc.(a)	622	4,472
Eli Lilly and Co.	79,871	3,686,845
Emergent BioSolutions Inc.(a)	550	5,462
Endo Pharmaceuticals Holdings Inc.(a)	980	23,706
Forest Laboratories Inc.(a)	24,634	855,785
Hospira Inc.(a)	11,964	479,876
ImClone Systems Inc.(a)	2,170	87,798
Jazz Pharmaceuticals Inc.(a)	46	341
King Pharmaceuticals Inc.(a)	21,665	226,833
Mannatech Inc.	1,167	6,348
MannKind Corp.(a)(b)	2,548	7,644
Merck & Co. Inc.	135,337	5,100,852
Mylan Inc.(a)	21,823	263,404
Nabi Biopharmaceuticals(a)	4,863	19,160
NBTY Inc.(a)	2,375	76,143
Omega Protein Corp.(a)	1,612	24,099
Omnicare Inc.	8,676	227,485
Par Pharmaceutical Companies Inc.(a)	3,035	49,258
Pfizer Inc.	597,358	10,435,844
PharMerica Corp.(a)	2,672	60,361
Salix Pharmaceuticals Ltd.(a)	4,197	29,505
Schiff Nutrition International Inc.	770	4,312
Sciele Pharma Inc.	537	10,391
Star Scientific Inc.(a)	4,615	5,538

Valeant Pharmaceuticals International(a)	3,192	54,615
ViroPharma Inc.(a)	6,143	67,942
Watson Pharmaceuticals Inc.(a)	4,643	126,150
Wyeth	117,735	5,646,571

		29,146,628

PIPELINES—0.71%
El Paso Corp.	48,902	1,063,129
National Fuel Gas Co.	7,139	424,628
ONEOK Inc.	9,161	447,332
Questar Corp.	9,548	678,290
Spectra Energy Corp.	55,898	1,606,509

		4,219,888
REAL ESTATE—0.10%
Avatar Holdings Inc.(a)(b)	557	16,872
CB Richard Ellis Group Inc. Class A(a)	9,831	188,755
Consolidated-Tomoka Land Co.	159	6,688
Forestar Real Estate Group Inc.(a)	2,896	55,169
FX Real Estate and Entertainment Inc.(a)	57	108
Grubb & Ellis Co.	484	1,863
Hilltop Holdings Inc.(a)	3,951	40,735
Jones Lang LaSalle Inc.	2,798	168,412
Meruelo Maddux Properties Inc.(a)	4,442	9,684
Resource Capital Corp.	2,141	15,437
St. Joe Co. (The)	1,301	44,650
Stratus Properties Inc.(a)	476	8,278
Thomas Properties Group Inc.	1,686	16,590
United Capital Corp.(a)	156	2,995

		576,236
REAL ESTATE INVESTMENT TRUSTS—3.23%
Acadia Realty Trust	1,460	33,799
Agree Realty Corp.	750	16,538
Alexander’s Inc.(a)	61	18,947
Alexandria Real Estate Equities Inc.	2,817	274,207
AMB Property Corp.	8,609	433,721
American Campus Communities Inc.	3,500	97,440
American Capital Agency Corp.	880	14,643
Annaly Capital Management Inc.	47,639	738,881
Anthracite Capital Inc.	4,813	33,884
Anworth Mortgage Asset Corp.	7,073	46,045
Apartment Investment and Management Co. Class A	5,440	185,286
Arbor Realty Trust Inc.	1,414	12,684
Ashford Hospitality Trust Inc.	10,282	47,503
AvalonBay Communities Inc.	6,831	609,052
BioMed Realty Trust Inc.	6,298	154,490
Boston Properties Inc.	10,588	955,249
Brandywine Realty Trust	7,697	121,305
BRE Properties Inc. Class A	4,231	183,118
Camden Property Trust	1,714	75,862
Capital Trust Inc. Class A	1,374	26,395
CapitalSource Inc.	14,079	155,995
CapLease Inc.	4,223	31,630
Capstead Mortgage Corp.	4,706	51,060
Care Investment Trust Inc.	1,167	11,005
CBL & Associates Properties Inc.	5,827	133,089
Cedar Shopping Centers Inc.	3,361	39,391
Chimera Investment Corp.	3,100	27,931
Cogdell Spencer Inc.	927	15,064
Colonial Properties Trust	4,180	83,684
Corporate Office Properties Trust	3,419	117,374
DCT Industrial Trust Inc.	15,080	124,862
Developers Diversified Realty Corp.	10,522	365,219
DiamondRock Hospitality Co.	8,328	90,692
Digital Realty Trust Inc.	1,858	76,011
Douglas Emmett Inc.	10,748	236,134

Duke Realty Corp.	12,887	289,313
DuPont Fabros Technology Inc.	419	7,810
EastGroup Properties Inc.	1,498	64,264
Education Realty Trust Inc.	2,716	31,641
Entertainment Properties Trust	2,689	132,944
Equity Lifestyle Properties Inc.	643	28,292
Equity One Inc.	2,827	58,095
Equity Residential	23,928	915,725
Essex Property Trust Inc.	1,755	186,908
Extra Space Storage Inc.	6,975	107,136
Federal Realty Investment Trust	3,644	251,436
FelCor Lodging Trust Inc.	5,528	58,044
First Industrial Realty Trust Inc.(b)	3,890	106,858
First Potomac Realty Trust	2,363	36,012
Franklin Street Properties Corp.	5,248	66,335
General Growth Properties Inc.	9,426	330,193
Getty Realty Corp.	1,520	21,903
Glimcher Realty Trust	3,320	37,118
Gramercy Capital Corp.	3,960	45,896
Hatteras Financial Corp.	1,011	23,243
HCP Inc.	18,396	585,177
Health Care REIT Inc.	7,000	311,500
Healthcare Realty Trust Inc.	4,460	106,014
Hersha Hospitality Trust	3,957	29,875
Highwoods Properties Inc.	1,612	50,649
Home Properties Inc.	1,587	76,271
Hospitality Properties Trust	8,253	201,868
Host Hotels & Resorts Inc.	45,876	626,207
HRPT Properties Trust	19,805	134,080
Inland Real Estate Corp.	3,412	49,201
Investors Real Estate Trust	5,502	52,489
iStar Financial Inc.	11,809	155,997
JER Investors Trust Inc.(b)	2,096	13,205
Kilroy Realty Corp.	2,621	123,266
Kimco Realty Corp.	19,126	660,230
Kite Realty Group Trust	1,894	23,675
LaSalle Hotel Properties	3,521	88,483
Lexington Realty Trust	4,247	57,887
Liberty Property Trust	8,143	269,940
LTC Properties Inc.	2,039	52,117
Mack-Cali Realty Corp.	5,768	197,093
Maguire Properties Inc.	3,358	40,867
Medical Properties Trust Inc.	5,831	59,010
MFA Mortgage Investments Inc.	13,511	88,092
Mid-America Apartment Communities Inc.	1,012	51,652
Mission West Properties Inc.	1,900	20,824
Monmouth Real Estate Investment Corp. Class A	1,737	11,117
National Health Investors Inc.	1,879	53,570
National Retail Properties Inc.	6,455	134,910
Nationwide Health Properties Inc.	7,687	242,064
Newcastle Investment Corp.(b)	4,863	34,090
NorthStar Realty Finance Corp.	4,884	40,635
Omega Healthcare Investors Inc.	5,354	89,144
One Liberty Properties Inc.	700	11,417
Parkway Properties Inc.	1,346	45,401
Pennsylvania Real Estate Investment Trust	3,130	72,428
Post Properties Inc.	3,874	115,252
ProLogis	23,028	1,251,572
PS Business Parks Inc.	939	48,452
Public Storage	11,192	904,202
RAIT Financial Trust	5,309	39,393
Ramco-Gershenson Properties Trust	1,380	28,345

Realty Income Corp.	8,899	202,541
Redwood Trust Inc.(b)	2,887	65,795
Regency Centers Corp.	6,142	363,115
Saul Centers Inc.	297	13,956
Senior Housing Properties Trust	8,341	162,900
SL Green Realty Corp.	5,130	424,354
Sovran Self Storage Inc.	1,917	79,671
Strategic Hotels & Resorts Inc.	6,537	61,252
Sun Communities Inc.	516	9,407
Sunstone Hotel Investors Inc.	5,227	86,768
UDR Inc.	11,267	252,155
Universal Health Realty Income Trust	965	28,950
Urstadt Biddle Properties Inc. Class A	2,045	29,980
U-Store-It Trust	4,499	53,763
Ventas Inc.	9,518	405,181
Vornado Realty Trust	12,024	1,058,112
Washington Real Estate Investment Trust	2,169	65,178
Weingarten Realty Investors	6,533	198,081
Winthrop Realty Trust Inc.	4,903	17,651

		19,263,827
RETAIL—3.16%
AFC Enterprises Inc.(a)	1,151	9,196
American Eagle Outfitters Inc.	4,574	62,344
America’s Car-Mart Inc.(a)	884	15,841
AnnTaylor Stores Corp.(a)	3,275	78,469
Asbury Automotive Group Inc.	2,956	37,985
AutoNation Inc.(a)(b)	10,101	101,212
Barnes & Noble Inc.	3,178	78,942
Bebe Stores Inc.	2,619	25,169
Bed Bath & Beyond Inc.(a)	4,024	113,074
Big 5 Sporting Goods Corp.	1,915	14,497
BJ’s Restaurants Inc.(a)	336	3,269
BJ’s Wholesale Club Inc.(a)	5,245	202,982
Blockbuster Inc. Class A(a)(b)	16,002	40,005
Bob Evans Farms Inc.	2,720	77,792
Borders Group Inc.	2,540	15,240
Brown Shoe Co. Inc.	3,718	50,379
Build-A-Bear Workshop Inc.(a)	1,459	10,607
Cabela’s Inc. Class A(a)(b)	3,286	36,179
Cache Inc.(a)	324	3,467
California Pizza Kitchen Inc.(a)	485	5,427
Casey’s General Store Inc.	4,452	103,153
Cash America International Inc.	1,434	44,454
Casual Male Retail Group Inc.(a)	3,276	9,992
Cato Corp. Class A	2,155	30,687
CBRL Group Inc.	630	15,441
CEC Entertainment Inc.(a)	239	6,694
Charlotte Russe Holding Inc.(a)	1,550	27,528
Charming Shoppes Inc.(a)	9,951	45,675
Chico’s FAS Inc.(a)	10,648	57,180
Children’s Place Retail Stores Inc. (The)(a)	2,049	73,969
Christopher & Banks Corp.	986	6,705
Circuit City Stores Inc.(b)	14,826	42,847
Collective Brands Inc.(a)	5,614	65,291
Conn’s Inc.(a)(b)	1,113	17,886
CVS Caremark Corp.	58,067	2,297,711
Dillard’s Inc. Class A(b)	5,031	58,209
Domino’s Pizza Inc.(a)	3,446	39,629
Dress Barn Inc.(a)	3,954	52,905
DSW Inc. Class A(a)	509	5,996
Einstein Noah Restaurant Group Inc.(a)	181	2,004
Family Dollar Stores Inc.	11,314	225,601

Finish Line Inc. (The) Class A(a)	2,567	22,333
First Cash Financial Services Inc.(a)	114	1,709
Foot Locker Inc.	13,595	169,258
Fred’s Inc.	3,889	43,712
Gap Inc. (The)	21,640	360,739
Genesco Inc.(a)	2,034	62,790
Group 1 Automotive Inc.	2,148	42,681
Haverty Furniture Companies Inc.	1,249	12,540
Home Depot Inc.	149,237	3,495,131
Hot Topic Inc.(a)	3,841	20,780
Insight Enterprises Inc.(a)	4,123	48,363
J.C. Penney Co. Inc.	19,662	713,534
Jack in the Box Inc.(a)	1,958	43,879
Jo-Ann Stores Inc.(a)	2,185	50,321
Jos. A. Bank Clothiers Inc.(a)	1,258	33,652
Kenneth Cole Productions Inc. Class A	969	12,306
Kohl’s Corp.(a)	6,461	258,698
Landry’s Restaurants Inc.	1,220	21,923
Limited Brands Inc.	8,657	145,870
Longs Drug Stores Corp.	1,502	63,249
Lowe’s Companies Inc.	122,649	2,544,967
Luby’s Inc.(a)	1,893	11,547
Macy’s Inc.	37,340	725,143
MarineMax Inc.(a)	1,587	11,379
McDonald’s Corp.	9,263	520,766
Men’s Wearhouse Inc. (The)	4,024	65,551
Movado Group Inc.	1,338	26,492
New York & Co. Inc.(a)	1,716	15,667
99 Cents Only Stores(a)	2,012	13,279
Nu Skin Enterprises Inc. Class A	1,625	24,245
O’Charley’s Inc.	1,640	16,498
Office Depot Inc.(a)	23,989	262,440
OfficeMax Inc.	6,668	92,685
O’Reilly Automotive Inc.(a)	7,504	167,714
P.F. Chang’s China Bistro Inc.(a)	148	3,306
Pacific Sunwear of California Inc.(a)	6,234	53,176
Pantry Inc. (The)(a)	1,883	20,073
Papa John’s International Inc.(a)	430	11,434
PC Connection Inc.(a)	706	6,573
PC Mall Inc.(a)	171	2,319
Penske Automotive Group Inc.	3,578	52,740
Pep Boys - Manny, Moe & Jack (The)	4,075	35,534
Pier 1 Imports Inc.(a)(b)	6,823	23,471
RadioShack Corp.	11,527	141,436
Red Robin Gourmet Burgers Inc.(a)	156	4,327
Regis Corp.	3,776	99,498
Retail Ventures Inc.(a)	2,409	11,081
Rex Stores Corp.(a)	782	9,032
Rite Aid Corp.(a)(b)	44,652	70,997
Ruby Tuesday Inc.	4,542	24,527
Rush Enterprises Inc. Class A(a)	3,221	38,684
Ruth’s Hospitality Group Inc.(a)	783	4,056
Saks Inc.(a)	12,680	139,226
Sally Beauty Co. Inc.(a)	562	3,631
School Specialty Inc.(a)	1,851	55,030
Sears Holdings Corp.(a)(b)	5,184	381,853
Shoe Carnival Inc.(a)	652	7,687
Sonic Automotive Inc.	2,289	29,505
Sonic Corp.(a)	825	12,210
Stage Stores Inc.	3,210	37,461
Staples Inc.	9,254	219,783
Steak n Shake Co. (The)(a)	2,760	17,471
Stein Mart Inc.	2,265	10,215

Susser Holdings Corp.(a)	683	6,611
Syms Corp.	581	7,902
Systemax Inc.	426	7,519
Talbots Inc. (The)(b)	2,258	26,170
Target Corp.	5,129	238,447
Tractor Supply Co.(a)	737	21,402
Triarc Companies Inc. Class B	4,762	30,143
Tuesday Morning Corp.(a)	2,909	11,956
Tween Brands Inc.(a)	449	7,391
Walgreen Co.	6,614	215,021
Wal-Mart Stores Inc.	38,243	2,149,257
Williams-Sonoma Inc.	7,060	140,070
World Fuel Services Corp.	2,524	55,377
Zale Corp.(a)(b)	3,161	59,711

		18,836,787
SAVINGS & LOANS—0.62%
Abington Bancorp Inc.	2,147	19,581
Anchor BanCorp Wisconsin Inc.	1,895	13,284
Astoria Financial Corp.	7,396	148,512
BankFinancial Corp.	1,769	23,015
Beneficial Mutual Bancorp Inc.(a)	3,232	35,778
Berkshire Hills Bancorp Inc.	1,057	24,998
Brookline Bancorp Inc.	5,111	48,810
Brooklyn Federal Bancorp Inc.	296	3,567
Capitol Federal Financial	1,239	46,599
Clifton Savings Bancorp Inc.	1,160	11,298
Danvers Bancorp Inc.(a)	883	9,713
Dime Community Bancshares Inc.	2,125	35,084
Downey Financial Corp.(b)	2,043	5,659
Essa Bancorp Inc.	1,490	18,655
First Financial Holdings Inc.	1,159	19,912
First Financial Northwest Inc.	2,007	19,930
First Niagara Financial Group Inc.	9,634	123,893
First Place Financial Corp.	1,699	15,971
FirstFed Financial Corp.(a)(b)	1,290	10,372
Flagstar Bancorp Inc.(b)	4,317	12,994
Flushing Financial Corp.	2,043	38,715
Fox Chase Bancorp Inc.(a)	542	5,561
Guaranty Financial Group Inc.(a)(b)	3,452	18,537
Home Federal Bancorp Inc.	575	5,670
Hudson City Bancorp Inc.	29,780	496,730
Investors Bancorp Inc.(a)	3,870	50,542
Kearny Financial Corp.	1,438	15,818
MASSBANK Corp.	329	13,022
Meridian Interstate Bancorp Inc.(a)	924	8,981
NASB Financial Inc.	377	6,703
New York Community Bancorp Inc.	30,113	537,216
NewAlliance Bancshares Inc.	9,541	119,072
Northwest Bancorp Inc.	1,460	31,857
OceanFirst Financial Corp.	777	14,025
Oritani Financial Corp.(a)	234	3,744
People’s United Financial Inc.	30,396	474,178
Provident Financial Services Inc.	5,240	73,412
Provident New York Bancorp	3,535	39,097
Rockville Financial Inc.	860	10,802
Roma Financial Corp.	986	12,917
Sovereign Bancorp Inc.	38,977	286,871
TFS Financial Corp.	9,210	106,744
United Community Financial Corp.	2,605	9,769
United Financial Bancorp Inc.	1,562	17,448
ViewPoint Financial Group	84	1,236
Washington Federal Inc.	7,712	139,587

Washington Mutual Inc.	92,485	455,951
Wauwatosa Holdings Inc.(a)	874	9,282
Westfield Financial Inc.	2,784	25,195
WSFS Financial Corp.	608	27,117

		3,703,424
SEMICONDUCTORS—0.74%
Actel Corp.(a)	2,128	35,857
Advanced Micro Devices Inc.(a)	46,629	271,847
Amkor Technology Inc.(a)	8,388	87,319
Applied Micro Circuits Corp.(a)	4,181	35,789
Asyst Technologies Inc.(a)	3,851	13,748
Atmel Corp.(a)	14,171	49,315
Axcelis Technologies Inc.(a)	9,865	48,141
Bookham Inc.(a)	8,852	14,960
Brooks Automation Inc.(a)	5,857	48,437
CEVA Inc.(a)	459	3,658
Cirrus Logic Inc.(a)	1,869	10,392
Cohu Inc.	1,879	27,584
Cree Inc.(a)(b)	4,625	105,496
DSP Group Inc.(a)	2,054	14,378
Emulex Corp.(a)	7,415	86,385
Entegris Inc.(a)	9,868	64,635
Entropic Communications Inc.(a)	304	1,444
Exar Corp.(a)	3,073	23,170
Fairchild Semiconductor International Inc. Class A(a)	10,942	128,350
FormFactor Inc.(a)	1,687	31,091
Integrated Device Technology Inc.(a)	8,275	82,254
Intel Corp.	68,797	1,477,760
International Rectifier Corp.(a)	4,967	95,366
Intersil Corp. Class A	7,166	174,277
IXYS Corp.(a)	452	5,397
KLA-Tencor Corp.	955	38,878
Kopin Corp.(a)	5,419	15,553
Lam Research Corp.(a)	933	33,728
Lattice Semiconductor Corp.(a)	4,984	15,600
LSI Corp.(a)	13,552	83,209
LTX Corp.(a)	4,947	10,883
Mattson Technology Inc.(a)	4,338	20,649
Micron Technology Inc.(a)	58,484	350,904
MIPS Technologies Inc. Class A(a)	3,407	12,776
MKS Instruments Inc.(a)	4,093	89,637
Novellus Systems Inc.(a)	6,131	129,916
OmniVision Technologies Inc.(a)	3,904	47,199
Photronics Inc.(a)	4,045	28,477
PLX Technology Inc.(a)	126	961
PMC-Sierra Inc.(a)	7,894	60,389
QLogic Corp.(a)	11,648	169,944
Rudolph Technologies Inc.(a)	2,453	18,888
Semitool Inc.(a)	338	2,538
Semtech Corp.(a)	297	4,179
SiRF Technology Holdings Inc.(a)	5,327	23,013
Skyworks Solutions Inc.(a)	4,863	47,998
Spansion Inc. Class A(a)	11,157	25,103
Standard Microsystems Corp.(a)	892	24,218
Teradyne Inc.(a)	5,620	62,213
Transmeta Corp.(a)	98	1,353
TriQuint Semiconductor Inc.(a)	12,518	75,859
Ultra Clean Holdings Inc.(a)	1,620	12,895
Veeco Instruments Inc.(a)	435	6,995
Zoran Corp.(a)	4,549	53,223

		4,404,228

SOFTWARE—0.38%
Acxiom Corp.	5,364	61,632
American Software Inc. Class A	672	3,790
Avid Technology Inc.(a)	2,650	45,024
Blackbaud Inc.	351	7,511
Bottomline Technologies Inc.(a)	2,113	20,559
CA Inc.	18,186	419,915
Computer Programs and Systems Inc.	268	4,644
Compuware Corp.(a)	9,491	90,544
CSG Systems International Inc.(a)	1,505	16,585
Deltek Inc.(a)	265	2,009
Digi International Inc.(a)	2,109	16,556
Dun & Bradstreet Corp. (The)	1,433	125,588
Epicor Software Corp.(a)	5,210	36,001
EPIQ Systems Inc.(a)	1,053	14,953
Fair Isaac Corp.	4,244	88,148
Fidelity National Information Services Inc.	13,252	489,131
IMS Health Inc.	12,459	290,295
infoGROUP Inc.	3,428	15,049
JDA Software Group Inc.(a)	2,128	38,517
Monotype Imaging Holdings Inc.(a)	316	3,849
MSC Software Corp.(a)	4,256	46,731
Novell Inc.(a)	17,013	100,207
OpenTV Corp.(a)	8,028	10,517
OPNET Technologies Inc.(a)	113	1,017
Parametric Technology Corp.(a)	517	8,618
Progress Software Corp.(a)	325	8,310
Quest Software Inc.(a)	6,356	94,132
Schawk Inc.	1,282	15,371
SeaChange International Inc.(a)	2,770	19,833
Smith Micro Software Inc.(a)	444	2,531
Sybase Inc.(a)	1,099	32,333
SYNNEX Corp.(a)	1,583	39,717
THQ Inc.(a)	1,823	36,934
Trident Microsystems Inc.(a)	3,235	11,808
VeriFone Holdings Inc.(a)	2,854	34,105

		2,252,464
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	705	14,100

		14,100
TELECOMMUNICATIONS—6.07%
Adaptec Inc.(a)	11,483	36,746
ADC Telecommunications Inc.(a)	10,340	152,722
ADTRAN Inc.	2,160	51,494
Airvana Inc.(a)	373	1,999
Alaska Communications Systems Group Inc.	1,853	22,125
Amdocs Ltd.(a)	9,960	293,023
Anaren Inc.(a)	1,579	16,690
Anixter International Inc.(a)	2,400	142,776
Applied Signal Technology Inc.	804	10,983
ARRIS Group Inc.(a)	10,768	90,990
AT&T Inc.	524,577	17,672,999
Atlantic Tele-Network Inc.	908	24,979
Black Box Corp.	1,693	46,033
Centennial Communications Corp.(a)	850	5,942
CenturyTel Inc.	9,265	329,741
Cincinnati Bell Inc.(a)	21,340	84,933
Citizens Communications Co.	22,163	251,328
Clearwire Corp. Class A(a)(b)	633	8,204
Consolidated Communications Holdings Inc.	1,315	19,580

CPI International Inc.(a)	762	9,373
Crown Castle International Corp.(a)	19,835	768,210
EchoStar Corp.(a)	3,419	106,741
Embarq Corp.	6,439	304,372
EMS Technologies Inc.(a)	1,368	29,877
Extreme Networks Inc.(a)	10,858	30,837
FairPoint Communications Inc.	8,362	60,290
FiberTower Corp.(a)	9,993	13,990
Foundry Networks Inc.(a)	9,254	109,382
General Communication Inc. Class A(a)	4,518	31,039
GeoEye Inc.(a)	1,430	25,325
Global Crossing Ltd.(a)	1,544	27,699
Globalstar Inc.(a)	3,686	10,431
Globecomm Systems Inc.(a)	587	4,849
Harmonic Inc.(a)	4,562	43,385
Harris Stratex Networks Inc.(a)	2,240	21,258
Hypercom Corp.(a)	2,189	9,632
ICO Global Communications (Holdings) Ltd.(a)	5,752	18,752
IDT Corp. Class B(a)	4,802	8,163
Iowa Telecommunications Services Inc.	2,473	43,550
iPCS Inc.(a)	1,022	30,282
Ixia(a)	1,292	8,979
JDS Uniphase Corp.(a)	9,157	104,024
Knology Inc.(a)	2,494	27,409
Leap Wireless International Inc.(a)	4,219	182,134
Loral Space & Communications Inc.(a)	1,116	19,664
MasTec Inc.(a)	685	7,302
Motorola Inc.	199,174	1,461,937
MRV Communications Inc.(a)	14,663	17,449
NETGEAR Inc.(a)	2,587	35,856
Newport Corp.(a)	3,387	38,578
Novatel Wireless Inc.(a)	1,555	17,307
Oplink Communications Inc.(a)	1,244	11,942
Opnext Inc.(a)	749	4,030
Optium Corp.(a)	773	5,627
ORBCOMM Inc.(a)	504	2,873
PAETEC Holding Corp.(a)	2,701	17,151
Plantronics Inc.	4,353	97,159
Polycom Inc.(a)	553	13,471
Powerwave Technologies Inc.(a)	12,644	53,737
Preformed Line Products Co.	248	9,997
Premiere Global Services Inc.(a)	778	11,343
Qwest Communications International Inc.	66,461	261,192
RCN Corp.(a)	1,546	16,666
RF Micro Devices Inc.(a)	23,110	67,019
Rural Cellular Corp. Class A(a)	828	36,854
Shenandoah Telecommunications Co.	207	2,695
ShoreTel Inc.(a)	369	1,631
Sprint Nextel Corp.	245,225	2,329,638
Sycamore Networks Inc.(a)	14,985	48,252
Symmetricom Inc.(a)	4,142	15,905
Syniverse Holdings Inc.(a)	2,216	35,899
Tekelec(a)	5,080	74,727
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	5,250	248,168
Tellabs Inc.(a)	34,909	162,327
TerreStar Corp.(a)	3,576	14,232
3Com Corp.(a)	34,922	74,035
tw telecom Inc.(a)	1,577	25,279
United States Cellular Corp.(a)	857	48,463
USA Mobility Inc.(a)	2,251	16,995
UTStarcom Inc.(a)(b)	9,207	50,362
Verizon Communications Inc.	251,712	8,910,605

Viasat Inc.(a)	1,761	35,590
Virgin Media Inc.	25,824	351,465
Vonage Holdings Corp.(a)(b)	719	1,194
Windstream Corp.	19,931	245,949

		36,193,835
TEXTILES—0.12%
Angelica Corp.	659	14,017
Cintas Corp.	11,570	306,721
G&K Services Inc. Class A	1,740	53,000
Mohawk Industries Inc.(a)(b)	4,904	314,346
UniFirst Corp.	1,247	55,691

		743,775
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	6,302	225,107
JAKKS Pacific Inc.(a)	2,435	53,205
Mattel Inc.	32,145	550,322
RC2 Corp.(a)	1,502	27,877

		856,511
TRANSPORTATION—0.90%
Alexander & Baldwin Inc.	3,627	165,210
Arkansas Best Corp.	1,997	73,170
Atlas Air Worldwide Holdings Inc.(a)	1,165	57,621
Bristow Group Inc.(a)	1,750	86,608
CAI International Inc.(a)	185	3,219
Celadon Group Inc.(a)	1,917	19,151
Con-way Inc.	3,348	158,226
Double Hull Tankers Inc.	1,831	18,365
Dynamex Inc.(a)	417	11,180
FedEx Corp.	27,383	2,157,507
Genesee & Wyoming Inc. Class A(a)	815	27,726
Golar LNG Ltd.	501	7,760
GulfMark Offshore Inc.(a)(b)	438	25,483
Heartland Express Inc.	1,855	27,658
Hub Group Inc. Class A(a)	1,145	39,079
International Shipholding Corp.(a)	532	12,470
Kansas City Southern Industries Inc.(a)(b)	1,213	53,360
Marten Transport Ltd.(a)	1,477	23,588
Nordic American Tanker Shipping Ltd.	2,210	85,792
Norfolk Southern Corp.	23,593	1,478,573
Old Dominion Freight Line Inc.(a)	719	21,584
Overseas Shipholding Group Inc.	2,144	170,491
Pacer International Inc.	1,871	40,245
Patriot Transportation Holding Inc.(a)	154	12,320
PHI Inc.(a)	390	15,666
Ryder System Inc.	3,386	233,228
Saia Inc.(a)	1,221	13,333
Teekay Corp.	3,710	167,618
Ultrapetrol (Bahamas) Ltd.(a)	2,199	27,729
Universal Truckload Services Inc.(a)	307	6,760
UTi Worldwide Inc.	837	16,698
Werner Enterprises Inc.	3,734	69,378
YRC Worldwide Inc.(a)(b)	5,017	74,603

		5,401,399
TRUCKING & LEASING—0.05%
Aircastle Ltd.	4,100	34,481
AMERCO(a)	815	38,859
GATX Corp.	3,577	158,568
Greenbrier Companies Inc. (The)	1,559	31,648
TAL International Group Inc.	922	20,966
Textainer Group Holdings Ltd.	500	9,765

		294,287

WATER—0.10%
American States Water Co.	1,450	50,663
American Water Works Co. Inc.(a)	5,553	123,166
Aqua America Inc.	11,737	187,440
California Water Service Group	1,696	55,578
Connecticut Water Service Inc.	742	16,621
Middlesex Water Co.	1,167	19,361
PICO Holdings Inc.(a)	1,474	64,045
SJW Corp.	1,083	28,591
Southwest Water Co.(b)	2,335	23,397

		568,862

TOTAL COMMON STOCKS
(Cost: $713,045,224)		594,331,631

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.04%

MONEY MARKET FUNDS—1.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	1,659,215	1,659,215
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	4,515,766	4,515,766

		6,174,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,174,981)		6,174,981

TOTAL INVESTMENTS IN SECURITIES—100.64%
(Cost: $719,220,205)		600,506,612
Other Assets, Less Liabilities—(0.64)%		(3,802,148)

NET ASSETS—100.00%		$596,704,464

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.32%
Gaiam Inc.(a)	12,400	$167,524
Greenfield Online Inc.(a)	19,135	285,494
R.H. Donnelley Corp.(a)	45,732	137,196
ValueVision Media Inc. Class A(a)	18,260	65,188

		655,402
AEROSPACE & DEFENSE—0.53%
AeroVironment Inc.(a)	7,771	211,216
Argon ST Inc.(a)	8,834	219,083
Ducommun Inc.(a)	7,121	163,498
Herley Industries Inc.(a)	13,529	179,665
Innovative Solutions and Support Inc.(a)	8,298	53,522
Kratos Defense & Security Solutions Inc.(a)	66,887	131,099
LMI Aerospace Inc.(a)	6,593	115,839

		1,073,922
AGRICULTURE—0.23%
AgFeed Industries Inc.(a)	13,932	208,562
Alico Inc.	2,991	103,668
Cadiz Inc.(a)(b)	9,807	158,089

		470,319
AIRLINES—0.44%
AirTran Holdings Inc.(a)	72,730	148,369
Allegiant Travel Co.(a)	8,566	159,242
ExpressJet Holdings Inc.(a)	30,603	17,138
Hawaiian Holdings Inc.(a)	26,462	183,911
Pinnacle Airlines Corp.(a)	13,288	41,990
Republic Airways Holdings Inc.(a)	23,416	202,783
US Airways Group Inc.(a)	58,699	146,747

		900,180
APPAREL—0.89%
American Apparel Inc.(a)(b)	31,287	208,059
Ashworth Inc.(a)	16,754	58,471
Cherokee Inc.	8,314	167,527
G-III Apparel Group Ltd.(a)	11,264	138,998
Hartmarx Corp.(a)	21,942	47,614
Maidenform Brands Inc.(a)	16,713	225,625
Perry Ellis International Inc.(a)	7,668	162,715
Steven Madden Ltd.(a)	12,217	224,548
True Religion Apparel Inc.(a)(b)	11,586	308,767
Unifi Inc.(a)	40,840	102,917
Weyco Group Inc.	6,217	164,937

		1,810,178
AUTO MANUFACTURERS—0.16%
Force Protection Inc.(a)	47,773	158,129
Wabash National Corp.	22,068	166,834

		324,963

AUTO PARTS & EQUIPMENT—0.99%
Accuride Corp.(a)	26,592	113,016
Amerigon Inc. Class A(a)	14,725	104,695
Amerityre Corp.(a)(b)	16,170	21,021
ATC Technology Corp.(a)	13,893	323,429
Commercial Vehicle Group Inc.(a)	16,262	152,050
Fuel Systems Solutions Inc.(a)	8,253	317,740
Hayes Lemmerz International Inc.(a)	70,777	201,007
Miller Industries Inc.(a)	9,219	91,821
Noble International Ltd.	6,270	28,027
Spartan Motors Inc.	23,535	175,806
Standard Motor Products Inc.	12,058	98,393
Superior Industries International Inc.	14,501	244,777
Supreme Industries Inc.	10,847	52,825
Wonder Auto Technology Inc.(a)	12,538	88,142

		2,012,749
BANKS—9.38%
Access National Corp.	10,857	68,942
AmericanWest Bancorporation	43,006	97,624
Ameris Bancorp	13,767	119,773
AmeriServ Financial Inc.(a)	44,229	130,476
Arrow Financial Corp.	13,255	240,313
Bancorp Inc. (The)(a)	9,431	71,864
Bancorp Rhode Island Inc.	4,038	115,366
BancTrust Financial Group Inc.(b)	20,748	136,729
Bank of Florida Corp.(a)(b)	16,920	122,670
Bank of Granite Corp.	18,442	131,123
Bank of the Ozarks Inc.	12,393	184,160
Banner Corp.	10,855	96,175
Boston Private Financial Holdings Inc.	29,804	168,989
Bridge Capital Holdings(a)	10,079	118,731
Bryn Mawr Bank Corp.	12,717	222,547
Cadence Financial Corp.	11,326	122,661
Camden National Corp.	5,733	133,464
Capital City Bank Group Inc.(b)	9,155	199,213
Capital Corp of the West	18,681	70,988
Capitol Bancorp Ltd.	12,853	115,291
Cardinal Financial Corp.	23,407	146,528
Cascade Bancorp	18,172	139,924
Cass Information Systems Inc.	5,172	165,659
Center Bancorp Inc.	12,430	108,763
Center Financial Corp.	10,384	87,952
Central Pacific Financial Corp.	19,588	208,808
Citizens & Northern Corp.(b)	2,606	43,155
Citizens Republic Bancorp Inc.	55,587	156,755
City Bank	10,977	94,402
CoBiz Financial Inc.	16,519	108,695
Columbia Bancorp	15,104	108,145
Columbia Banking System Inc.	14,442	279,164
Community Bancorp(a)	17,186	86,102
Community Trust Bancorp Inc.	11,649	305,903
Corus Bankshares Inc.	27,372	113,868
Eagle Bancorp Inc.	473	4,375
Eastern Virginia Bankshares	646	10,336
Enterprise Financial Services Corp.	10,135	191,045
EuroBancshares Inc.(a)	8,702	31,240
Financial Institutions Inc.	12,991	208,635
First Bancorp (North Carolina)	12,165	153,766
First Citizens Banc Corp.	83	914
First Community Bancshares Inc.	8,609	242,774
First Financial Bancorp	26,072	239,862
First Financial Corp.	11,043	338,026

First Merchants Corp.	14,591	264,827
First Regional Bancorp(a)	9,131	51,225
First Security Group Inc.	20,585	114,864
1st Source Corp.	10,288	165,637
First South Bancorp Inc.(b)	7,366	94,874
First State Bancorp	21,227	116,748
Firstbank Corp.	4,881	43,831
Firstbank Corp. Fractional(c)	55,000	5
FNB United Corp.	796	6,129
Gateway Financial Holdings Inc.	15,534	119,146
German American Bancorp Inc.	22,475	260,935
Great Southern Bancorp Inc.	7,533	61,168
Green Bancshares Inc.	11,260	157,865
Guaranty Bancorp(a)	43,702	157,327
Hanmi Financial Corp.	31,223	162,672
Harleysville National Corp.	22,804	254,493
Heartland Financial USA Inc.(b)	11,592	210,858
Heritage Commerce Corp.	11,200	110,880
Home Bancshares Inc.	10,964	246,471
Horizon Financial Corp.	13,219	82,487
Imperial Capital Bancorp Inc.	4,149	23,774
Independent Bank Corp. (Massachusetts)	12,376	295,044
Independent Bank Corp. (Michigan)	25,545	102,180
Integra Bank Corp.	18,319	143,438
Intervest Bancshares Corp.	15,769	80,737
Irwin Financial Corp.	21,818	58,690
Lakeland Bancorp Inc.	19,471	237,157
Lakeland Financial Corp.	12,773	243,709
LNB Bancorp Inc.(b)	16,258	165,832
Macatawa Bank Corp.	12,719	101,752
MainSource Financial Group Inc.	17,658	273,699
MBT Financial Corp.	29,045	172,818
Mercantile Bank Corp.	7,792	55,947
Midwest Banc Holdings Inc.	17,376	84,621
Millenium Bankshares Corp.	6,076	27,342
Nara Bancorp Inc.	17,181	184,352
NewBridge Bancorp	22,192	153,125
Northfield Bancorp Inc.(a)	16,589	178,332
Old Second Bancorp Inc.	13,803	160,391
Oriental Financial Group Inc.	15,454	220,374
Pacific Mercantile Bancorp	11,453	87,615
Peoples Bancorp Inc.	11,796	223,888
Pinnacle Financial Partners Inc.(a)	15,678	314,971
Preferred Bank	9,348	48,423
PremierWest Bancorp(b)	15,438	90,158
Provident Bankshares Corp.	24,327	155,206
QCR Holdings Inc.	1,561	19,528
Renasant Corp.	16,181	238,346
Republic Bancorp Inc. Class A	6,946	170,872
Republic First Bancorp Inc.(a)	16,486	119,688
Riverview Bancorp Inc.	13,094	96,896
Sandy Spring Bancorp Inc.	13,072	216,734
SCBT Financial Corp.	9,431	269,349
Seacoast Banking Corp. of Florida(b)	11,823	91,746
Security Bank Corp.(b)	13,656	80,024
Sierra Bancorp(b)	7,159	118,123
Simmons First National Corp. Class A	12,026	336,367
Smithtown Bancorp Inc.	8,862	144,008
South Financial Group Inc. (The)	50,474	197,858
Southcoast Financial Corp.(a)	249	3,498
Southern Community Financial Corp.	22,863	140,607
Southside Bancshares Inc.	12,260	226,074
Southwest Bancorp Inc.	13,347	153,490
State Bancorp Inc.	1,875	23,437

Stellar One Corp.	20,168	294,453
Sterling Bancorp	16,629	198,717
Suffolk Bancorp	8,975	263,685
Sun Bancorp Inc. (New Jersey)(a)	14,488	147,053
Superior Bancorp(a)	14,447	122,655
SY Bancorp Inc.	12,014	256,619
Temecula Valley Bancorp Inc.(b)	21,832	130,774
Texas Capital Bancshares Inc.(a)	17,470	279,520
Tompkins Financial Corp.	4,292	159,662
TowneBank	16,661	250,915
TriCo Bancshares	11,310	123,844
Union Bankshares Corp.	12,818	190,860
United Security Bancshares Inc.	34	535
United Western Bancorp Inc.	9,358	117,536
Univest Corp. of Pennsylvania	9,317	185,036
Virginia Commerce Bancorp Inc.(a)	15,828	82,147
Washington Trust Bancorp Inc.	11,200	220,640
West Bancorporation	20,257	176,236
West Coast Bancorp	13,711	118,874
Western Alliance Bancorporation(a)	14,541	112,838
Wilshire Bancorp Inc.	14,385	123,279

		19,010,435
BEVERAGES—0.46%
Boston Beer Co. Inc. Class A(a)	7,613	309,697
Coca-Cola Bottling Co. Consolidated	5,698	210,712
Farmer Brothers Co.	5,381	113,808
Jones Soda Co.(a)(b)	25,302	81,472
Peet’s Coffee & Tea Inc.(a)	11,318	224,323

		940,012
BIOTECHNOLOGY—4.09%
Affymax Inc.(a)	8,560	136,190
Arena Pharmaceuticals Inc.(a)	51,980	269,776
ARIAD Pharmaceuticals Inc.(a)	44,803	107,527
ArQule Inc.(a)	32,780	106,535
AspenBio Pharma Inc.(a)	26,188	167,079
AVANT Immunotherapeutics Inc.(a)	11,796	171,750
Avigen Inc.(a)	24,856	71,834
Barrier Therapeutics Inc.(a)	18,027	72,469
BioCryst Pharmaceuticals Inc.(a)	14,307	40,060
BioMimetic Therapeutics Inc.(a)	9,946	118,556
BioSante Pharmaceuticals Inc.(a)	20,257	96,018
Cambrex Corp.(a)	22,370	131,312
Cell Genesys Inc.(a)	54,378	141,383
CryoLife Inc.(a)	19,859	227,187
Curis Inc.(a)	77,485	113,903
Cytokinetics Inc.(a)	23,767	88,176
Cytori Therapeutics Inc.(a)(b)	15,910	103,097
deCODE genetics Inc.(a)(b)	38,097	35,049
Enzo Biochem Inc.(a)	22,622	253,819
Enzon Pharmaceuticals Inc.(a)	32,972	234,761
Exact Sciences Corp.(a)	17,055	30,699
Genomic Health Inc.(a)	10,159	194,545
GenVec Inc.(a)(b)	64,577	92,991
Geron Corp.(a)	54,407	187,704
GTx Inc.(a)(b)	13,124	188,329
Halozyme Therapeutics Inc.(a)	40,705	218,993
Harvard Bioscience Inc.(a)	24,399	113,455
Idera Pharmaceuticals Inc.(a)(b)	16,144	235,864
ImmunoGen Inc.(a)	31,549	96,540
Immunomedics Inc.(a)	50,160	106,841
Iomai Corp.(a)	12,676	82,267
Lexicon Pharmaceuticals Inc.(a)	54,877	87,803

Maxygen Inc.(a)	17,439	59,118
MDRNA Inc.(a)(b)	27,448	33,487
Medivation Inc.(a)(b)	18,754	221,860
Metabasis Therapeutics Inc.(a)	17,051	26,429
Micromet Inc.(a)	17,072	45,070
Molecular Insight Pharmaceuticals Inc.(a)	18,948	104,403
Momenta Pharmaceuticals Inc.(a)	16,591	204,069
Monogram Biosciences Inc.(a)	93,966	103,363
Nektar Therapeutics(a)	63,176	211,640
Novavax Inc.(a)(b)	38,343	95,474
Omrix Biopharmaceuticals Inc.(a)	9,921	156,157
Optimer Pharmaceuticals Inc.(a)	22,191	179,969
Orchid Cellmark Inc.(a)	20,414	53,076
Orexigen Therapeutics Inc.(a)	15,427	121,719
Oxigene Inc.(a)	20,289	25,361
RegeneRx Biopharmaceuticals Inc.(a)	26,832	34,882
Repligen Corp.(a)	22,395	105,704
RTI Biologics Inc.(a)	37,619	329,166
Sangamo BioSciences Inc.(a)(b)	25,684	255,556
Sequenom Inc.(a)	31,497	502,692
StemCells Inc.(a)	56,338	68,732
SuperGen Inc.(a)	46,839	96,020
Telik Inc.(a)(b)	52,841	63,938
Tercica Inc.(a)	19,528	172,432
Third Wave Technologies Inc.(a)(b)	30,689	342,489
Vical Inc.(a)	26,276	88,550
XOMA Ltd.(a)	98,789	166,953
ZIOPHARM Oncology Inc.(a)(b)	44,963	96,670

		8,287,491
BUILDING MATERIALS—0.55%
AAON Inc.	8,999	173,321
China Architectural Engineering Inc.(a)	12,907	126,101
Comfort Systems USA Inc.	26,446	355,434
Craftmade International Inc.	8,622	56,129
LSI Industries Inc.	13,287	107,890
Trex Co. Inc.(a)(b)	12,277	144,009
U.S. Concrete Inc.(a)	31,761	151,182

		1,114,066
CHEMICALS—1.69%
Aceto Corp.	20,656	157,812
American Pacific Corp.(a)	7,690	132,576
American Vanguard Corp.	12,300	151,290
Balchem Corp.	12,717	294,144
Chase Corp.	7,155	134,085
Georgia Gulf Corp.(b)	21,267	61,674
ICO Inc.(a)	22,038	132,669
Innophos Holdings Inc.	12,411	396,531
Innospec Inc.	15,213	286,309
Landec Corp.(a)	15,675	101,417
OMNOVA Solutions Inc.(a)	31,182	86,686
Penford Corp.	8,954	133,236
Quaker Chemical Corp.	9,915	264,334
ShengdaTech Inc.(a)(b)	21,260	211,112
Spartech Corp.	20,357	191,967
Stepan Co.	4,401	200,774
Symyx Technologies Inc.(a)	23,737	165,684
Tronox Inc. Class B	33,744	101,907
Zep Inc.	14,638	217,813

		3,422,020
COAL—0.17%
National Coal Corp.(a)	19,430	172,344
Westmoreland Coal Co.(a)	7,834	165,376

		337,720

COMMERCIAL SERVICES—5.64%
Albany Molecular Research Inc.(a)	15,393	204,265
Arrowhead Research Corp.(a)	34,228	85,228
Barrett Business Services Inc.	6,120	72,400
BearingPoint Inc.(a)	145,166	119,036
Bowne & Co. Inc.	18,779	239,432
Carriage Services Inc.(a)	15,552	102,643
CBIZ Inc.(a)	28,431	226,026
CDI Corp.	9,077	230,919
Clayton Holdings Inc.(a)	7,973	47,599
Collectors Universe Inc.	7,516	60,955
Compass Diversified Holdings	19,100	218,313
Cornell Companies Inc.(a)	8,535	205,779
CorVel Corp.(a)	5,587	189,232
CPI Corp.	4,573	85,652
CRA International Inc.(a)	7,354	265,847
Cross Country Healthcare Inc.(a)	20,443	294,584
Diamond Management & Technology Consultants Inc.	17,685	92,139
Document Security Systems Inc.(a)(b)	10,134	49,251
Dollar Financial Corp.(a)	16,984	256,628
Dollar Thrifty Automotive Group Inc.(a)	16,296	153,997
Edgewater Technology Inc.(a)	8,520	40,981
Electro Rent Corp.	14,687	184,175
Emergency Medical Services Corp. Class A(a)	7,460	168,820
ExlService Holdings Inc.(a)	12,402	174,000
Exponent Inc.(a)	11,213	352,200
Franklin Covey Co.(a)	10,365	89,968
Gevity HR Inc.	17,029	91,616
Great Lakes Dredge & Dock Corp.	30,893	188,756
Hackett Group Inc. (The)(a)	32,589	187,061
HMS Holdings Corp.(a)	16,600	356,402
Hudson Highland Group Inc.(a)	18,003	188,491
ICF International Inc.(a)	5,796	96,330
ICT Group Inc.(a)	7,639	62,640
Integrated Electrical Services Inc.(a)	6,974	119,953
Intersections Inc.(a)	10,340	113,016
Jackson Hewitt Tax Service Inc.	18,170	222,037
Kendle International Inc.(a)(b)	8,740	317,524
Kforce Inc.(a)	21,168	179,716
Landauer Inc.	6,725	378,214
Learning Tree International Inc.(a)	7,184	122,846
LECG Corp.(a)	18,574	162,337
Mac-Gray Corp.(a)	12,847	150,824
Medifast Inc.(a)(b)	10,744	56,513
Michael Baker Corp.(a)	5,998	131,236
Midas Inc.(a)	9,796	132,246
Monro Muffler Brake Inc.	12,799	198,257
Multi-Color Corp.	8,092	169,851
Odyssey Marine Exploration Inc.(a)	37,888	150,036
On Assignment Inc.(a)	26,604	213,364
PDI Inc.(a)	8,722	75,969
PeopleSupport Inc.(a)	14,713	125,060
PharmaNet Development Group Inc.(a)	12,767	201,336
Premier Exhibitions Inc.(a)	23,632	107,289
PRG-Schultz International Inc.(a)	10,225	96,217
Princeton Review Inc. (The)(a)	11,224	75,874
Providence Service Corp. (The)(a)	9,122	192,565
Rewards Network Inc.(a)	29,725	122,170
Rural/Metro Corp.(a)	18,142	36,647
Saba Software Inc.(a)	17,115	54,939
Senomyx Inc.(a)	24,821	122,368

SM&A(a)	10,671	50,901
Source Interlink Companies Inc.(a)(b)	23,309	51,513
Spherion Corp.(a)	35,885	165,789
Standard Parking Corp.(a)	7,655	139,321
StarTek Inc.(a)	12,624	118,666
SuccessFactors Inc.(a)	16,057	175,824
Team Inc.(a)	12,643	433,908
TNS Inc.(a)	16,544	396,394
Transcend Services Inc.(a)	7,112	63,439
Universal Technical Institute Inc.(a)	14,507	180,757
VirnetX Holding Corp.(a)	30,768	144,610
Volt Information Sciences Inc.(a)	9,053	107,821

		11,438,712
COMPUTERS—3.90%
Agilysys Inc.	15,938	180,737
Catapult Communications Corp.(a)	8,975	63,902
CIBER Inc.(a)	36,020	223,684
Cogo Group Inc.(a)	18,623	169,656
Compellent Technologies Inc.(a)	10,999	124,729
Computer Task Group Inc.(a)	17,620	90,214
COMSYS IT Partners Inc.(a)	9,431	86,011
Cray Inc.(a)	22,385	103,866
Digimarc Corp.(a)	15,324	216,988
Dot Hill Systems Corp.(a)	40,486	102,430
Dynamics Research Corp.(a)	11,750	123,375
EasyLink Services International Corp. Class A(a)	17,179	58,065
Echelon Corp.(a)	20,123	219,341
Furmanite Corp.(a)	27,857	222,299
Hutchinson Technology Inc.(a)	17,097	229,784
iCAD Inc.(a)	20,329	60,174
iGATE Corp.(a)	16,226	131,917
iGo Inc.(a)	24,305	30,624
Immersion Corp.(a)	21,451	146,081
InFocus Corp.(a)	45,075	67,612
Innodata Isogen Inc.(a)	14,226	39,833
Integral Systems Inc.	8,106	313,702
Intervoice Inc.(a)	25,537	145,561
Isilon Systems Inc.(a)	22,770	101,099
LaserCard Corp.(a)	8,750	41,737
Limelight Networks Inc.(a)	21,644	82,680
LivePerson Inc.(a)	26,422	74,246
Magma Design Automation Inc.(a)	28,593	173,560
Maxwell Technologies Inc.(a)(b)	14,135	150,114
Mercury Computer Systems Inc.(a)	16,651	125,382
NCI Inc. Class A(a)	7,477	171,074
Ness Technologies Inc.(a)	26,905	272,279
NetScout Systems Inc.(a)	19,274	205,846
NYFIX Inc.(a)	32,957	138,090
PAR Technology Corp.(a)	7,532	56,264
Pomeroy IT Solutions Inc.(a)	16,599	76,355
Quantum Corp.(a)	147,567	199,215
Rackable Systems Inc.(a)	20,223	270,988
Radiant Systems Inc.(a)	18,748	201,166
RadiSys Corp.(a)	17,626	159,692
Rainmaker Systems Inc.(a)	11,861	34,753
Rimage Corp.(a)	8,761	108,549
SI International Inc.(a)	8,812	184,523
Sigma Designs Inc.(a)(b)	17,083	237,283
Silicon Graphics Inc.(a)	11,576	66,099
Silicon Storage Technology Inc.(a)	54,474	150,893
SMART Modular Technologies (WWH) Inc.(a)	30,102	115,291
Stratasys Inc.(a)	14,269	263,406
Super Micro Computer Inc.(a)	20,038	147,880

TechTeam Global Inc.(a)	7,905	84,504
3D Systems Corp.(a)	13,640	129,580
Tier Technologies Inc. Class B(a)	14,141	113,269
TransAct Technologies Inc.(a)	9,406	77,882
Tyler Technologies Inc.(a)	25,110	340,743
USA Technologies Inc.(a)	15,114	89,928
Wave Systems Corp. Class A(a)	31,067	30,756
Wizzard Software Corp.(a)	49,824	89,683

		7,915,394
COSMETICS & PERSONAL CARE—0.26%
Elizabeth Arden Inc.(a)	15,187	230,539
Inter Parfums Inc.	8,014	120,210
Parlux Fragrances Inc.(a)	15,183	75,915
Physicians Formula Holdings Inc.(a)	11,522	107,731

		534,395
DISTRIBUTION & WHOLESALE—0.63%
BMP Sunstone Corp.(a)(b)	20,370	116,109
Building Materials Holding Corp.	18,290	32,373
Chindex International Inc.(a)(b)	8,303	121,805
Core-Mark Holding Co. Inc.(a)	6,850	179,470
Houston Wire & Cable Co.(b)	12,693	252,591
Industrial Distribution Group Inc.(a)	9,896	118,653
MWI Veterinary Supply Inc.(a)	7,868	260,509
Rentrak Corp.(a)	13,532	190,531

		1,272,041
DIVERSIFIED FINANCIAL SERVICES—1.89%
Advanta Corp. Class B	27,155	170,805
Ampal-American Israel Corp. Class A(a)	19,860	89,569
Asta Funding Inc.(b)	7,473	67,705
Calamos Asset Management Inc. Class A	13,708	233,447
Consumer Portfolio Services(a)	16,940	24,902
Cowen Group Inc.(a)	13,991	108,011
Diamond Hill Investment Group Inc.(a)(b)	2,066	172,511
Duff & Phelps Corp. Class A(a)	8,473	140,313
Encore Capital Group Inc.(a)	11,312	99,885
Epoch Holding Corp.	7,751	70,612
Evercore Partners Inc. Class A	7,731	73,444
FBR Capital Markets Corp.(a)	20,086	101,033
Federal Agricultural Mortgage Corp.	6,212	153,933
First Marblehead Corp. (The)	46,197	118,726
FirstCity Financial Corp.(a)(b)	13,433	60,046
Friedman, Billings, Ramsey Group Inc. Class A	94,014	141,021
IndyMac Bancorp Inc.	66,780	37,397
International Assets Holding Corp.(a)	3,001	90,210
LaBranche & Co. Inc.(a)	32,946	233,258
Landenburg Thalmann Financial Services Inc.(a)	78,569	118,639
MarketAxess Holdings Inc.(a)	20,326	153,665
Marlin Business Services Corp.(a)	8,984	62,259
MRU Holdings Inc.(a)	32,563	73,267
NewStar Financial Inc.(a)	21,215	125,381
Penson Worldwide Inc.(a)	10,306	123,157
Sanders Morris Harris Group Inc.	12,479	84,608
SWS Group Inc.	14,474	240,413
Thomas Weisel Partners Group Inc.(a)	17,845	97,612
TradeStation Group Inc.(a)	19,995	202,949
U.S. Global Investors Inc. Class A	9,068	151,889
United PanAm Financial Corp.(a)	4,830	10,867
Westwood Holdings Group Inc.	4,891	194,662

		3,826,196

ELECTRIC—0.32%
Central Vermont Public Service Corp.	10,519	203,753
EnerNOC Inc.(a)(b)	7,024	126,081
Synthesis Energy Systems Inc.(a)	15,779	142,011
U.S. Geothermal Inc.(a)	50,398	148,170
Unitil Corp.	841	22,800

		642,815
ELECTRICAL COMPONENTS & EQUIPMENT—1.42%
Active Power Inc.(a)	34,795	40,710
Advanced Battery Technologies Inc.(a)	33,771	194,859
Beacon Power Corp.(a)	70,106	145,820
C&D Technologies Inc.(a)(b)	19,417	164,268
China BAK Battery Inc.(a)(b)	22,849	107,619
Graham Corp.	3,174	235,225
Greatbatch Inc.(a)	13,958	241,473
Insteel Industries Inc.	11,887	217,651
Magnetek Inc.(a)	25,114	106,232
Medis Technologies Ltd.(a)(b)	15,935	53,701
Powell Industries Inc.(a)	5,200	262,132
Power-One Inc.(a)	57,733	109,115
PowerSecure International Inc.(a)	13,050	94,743
Research Frontiers Inc.(a)(b)	18,550	117,050
SatCon Technology Corp.(a)	44,464	126,278
Ultralife Corp.(a)	8,183	87,476
Universal Display Corp.(a)	21,248	261,775
Valence Technology Inc.(a)(b)	36,939	163,640
Vicor Corp.	15,596	155,648

		2,885,415
ELECTRONICS—2.85%
American Science and Engineering Inc.	5,914	304,748
Bel Fuse Inc. Class B	8,654	213,840
BTU International Inc.(a)	7,394	87,915
California Micro Devices Corp.(a)	24,917	77,492
CTS Corp.	23,593	237,110
Cyberoptics Corp.(a)	9,012	88,408
DDi Corp.(a)	14,284	85,847
Digital Ally Inc.(a)	10,232	87,177
Eagle Test Systems Inc.(a)	10,492	117,510
Electro Scientific Industries Inc.(a)	18,779	266,098
Excel Technology Inc.(a)	9,203	205,411
FARO Technologies Inc.(a)	11,334	285,277
Frequency Electronics Inc.	10,374	68,365
Innovative Card Technologies Inc.(a)(b)	9,558	12,139
Iteris Inc.(a)	38,602	97,663
Keithley Instruments Inc.	12,795	121,552
KEMET Corp.(a)	60,488	195,981
LaBarge Inc.(a)	8,722	113,386
LeCroy Corp.(a)	12,317	109,868
LoJack Corp.(a)	12,977	103,297
Measurement Specialties Inc.(a)	10,860	191,027
Merix Corp.(a)	17,323	39,843
Methode Electronics Inc.	25,891	270,561
Multi-Fineline Electronix Inc.(a)(b)	6,167	170,641
Nu Horizons Electronics Corp.(a)	18,634	90,561
NVE Corp.(a)	3,289	104,130
OSI Systems Inc.(a)	10,580	226,624
OYO Geospace Corp.(a)	2,910	171,515
Park Electrochemical Corp.	13,461	327,237
Photon Dynamics Inc.(a)	13,308	200,685
Planar Systems Inc.(a)	13,564	35,266
RAE Systems Inc.(a)	32,137	45,956
Ramtron International Corp.(a)	19,144	80,596
Sonic Solutions Inc.(a)(b)	12,763	76,067
Spectrum Control Inc.(a)	11,372	93,250

Spire Corp.(a)	5,789	72,247
SRS Labs Inc.(a)	10,738	69,260
Stoneridge Inc.(a)	9,897	168,843
Taser International Inc.(a)(b)	40,094	200,069
UQM Technologies Inc.(a)	36,505	80,311
X-Rite Inc.(a)	25,169	64,433
Zygo Corp.(a)	12,664	124,487

		5,782,693
ENERGY - ALTERNATE SOURCES—0.60%
Akeena Solar Inc.(a)	15,164	85,222
Aventine Renewable Energy Holdings Inc.(a)	25,967	114,255
Comverge Inc.(a)	15,141	211,671
DayStar Technologies Inc.(a)	24,558	112,230
Evergreen Energy Inc.(a)(b)	67,694	117,788
Green Plains Renewable Energy Inc.(a)	9,452	56,712
MGP Ingredients Inc.	9,914	57,501
Pacific Ethanol Inc.(a)(b)	24,935	45,132
Plug Power Inc.(a)	62,216	146,208
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	46,627	143,611
Syntroleum Corp.(a)	41,167	70,396
Verenium Corp.(a)(b)	26,434	51,018

		1,211,744
ENGINEERING & CONSTRUCTION—0.57%
ENGlobal Corp.(a)	18,868	268,680
Enova Systems Inc.(a)(b)	22,327	89,308
Insituform Technologies Inc. Class A(a)	18,626	283,674
Orion Marine Group Inc.(a)	16,390	231,591
Sterling Construction Co. Inc.(a)	8,885	176,456
VSE Corp.	3,556	97,790

		1,147,499
ENTERTAINMENT—0.73%
Bluegreen Corp.(a)	12,891	77,991
Carmike Cinemas Inc.	12,254	71,931
Century Casinos Inc.(a)	10,246	33,607
Churchill Downs Inc.	6,306	219,890
Dover Downs Gaming & Entertainment Inc.	14,140	90,779
Dover Motorsports Inc.	26,900	136,921
Elixir Gaming Technologies Inc.(a)	63,074	75,689
Empire Resorts Inc.(a)	17,311	50,721
Great Wolf Resorts Inc.(a)	18,112	79,149
Lakes Entertainment Inc.(a)	12,393	81,546
Progressive Gaming International Corp.(a)	39,185	48,981
Shuffle Master Inc.(a)	24,972	123,362
Six Flags Inc.(a)(b)	46,401	53,361
Steinway Musical Instruments Inc.(a)	6,337	167,297
Tix Corp.(a)	22,789	104,829
VCG Holding Corp.(a)(b)	7,885	29,569
Youbet.com Inc.(a)	30,868	39,202

		1,484,825
ENVIRONMENTAL CONTROL—0.92%
American Ecology Corp.	12,854	379,579
Basin Water Inc.(a)	13,616	63,723
Casella Waste Systems Inc. Class A(a)	16,865	205,584
Fuel Tech Inc.(a)(b)	11,340	199,811
Metalico Inc.(a)	16,143	282,825
Met-Pro Corp.	12,469	166,461
Perma-Fix Environmental Services Inc.(a)	49,145	142,029
Rentech Inc.(a)	107,298	203,866
Waste Services Inc.(a)	17,810	125,382
WCA Waste Corp.(a)	16,597	105,391

		1,874,651

FOOD—1.24%
Ark Restaurants Corp.	5,982	154,994
B&G Foods Inc. Class A	12,406	115,872
Benihana Inc.(a)	14,007	88,804
Calavo Growers Inc.	7,510	91,997
Diamond Foods Inc.	11,875	273,600
Imperial Sugar Co.(b)	8,848	137,409
J&J Snack Foods Corp.	10,907	298,961
John B. Sanfilippo & Son Inc.(a)	7,437	65,074
Nash Finch Co.	8,375	287,011
Overhill Farms Inc.(a)	12,403	86,201
Rocky Mountain Chocolate Factory Inc.	7,982	76,867
Smart Balance Inc.(a)	43,633	314,594
Spartan Stores Inc.	14,256	327,888
Village Super Market Inc. Class A	388	14,969
Zhongpin Inc.(a)	13,902	173,775

		2,508,016
FOREST PRODUCTS & PAPER—0.52%
Boise Inc.(a)	24,037	92,542
Buckeye Technologies Inc.(a)	25,405	214,926
Caraustar Industries Inc.(a)	20,463	59,547
Kapstone Paper and Packaging Corp.(a)	20,188	134,654
Mercer International Inc.(a)	20,557	153,766
Neenah Paper Inc.	9,464	158,143
Schweitzer-Mauduit International Inc.	10,566	178,037
Xerium Technologies Inc.	13,786	54,593

		1,046,208
GAS—0.28%
Chesapeake Utilities Corp.	7,676	197,427
EnergySouth Inc.	7,550	370,403

		567,830
HAND & MACHINE TOOLS—0.41%
K-Tron International Inc.(a)	1,893	245,333
LS Starrett Co. Class A	6,190	146,332
Raser Technologies Inc.(a)	31,225	304,131
Thermadyne Holdings Corp.(a)	9,850	145,681

		841,477
HEALTH CARE—0.03%
MEDTOX Scientific Inc.(a)	4,604	63,904

		63,904
HEALTH CARE - PRODUCTS—5.07%
ABIOMED Inc.(a)(b)	20,442	362,845
Alphatec Holdings Inc.(a)	21,273	86,794
AngioDynamics Inc.(a)	17,215	234,468
Aspect Medical Systems Inc.(a)	14,859	93,463
AtriCure Inc.(a)	10,952	118,172
ATS Medical Inc.(a)(b)	44,027	93,778
BIOLASE Technology Inc.(a)	18,751	64,128
Bovie Medical Corp.(a)	14,910	106,606
Caliper Life Sciences Inc.(a)	44,959	116,444
Candela Corp.(a)	15,437	35,968
Cantel Medical Corp.(a)	8,858	89,643
Cardiac Science Corp.(a)	13,863	113,677
Cardica Inc.(a)	10,535	89,126
Cerus Corp.(a)	18,078	73,939
Clinical Data Inc.(a)	6,649	94,881
Columbia Laboratories Inc.(a)	38,581	127,317

Conceptus Inc.(a)(b)	21,512	397,757
Cutera Inc.(a)	8,184	73,902
Cyberonics Inc.(a)	16,655	361,413
Cynosure Inc. Class A(a)	7,260	143,893
Delcath Systems Inc.(a)	22,932	56,413
DexCom Inc.(a)	20,284	122,515
Digirad Corp.(a)	21,827	46,055
Electro-Optical Sciences Inc.(a)	13,610	104,253
Endologix Inc.(a)	32,207	74,398
EP MedSystems Inc.(a)	34,481	102,753
EPIX Pharmaceuticals Inc.(a)	22,446	38,832
Exactech Inc.(a)	5,355	137,677
Hanger Orthopedic Group Inc.(a)	15,984	263,576
Hansen Medical Inc.(a)(b)	11,703	195,674
HealthTronics Inc.(a)	25,448	83,215
ICU Medical Inc.(a)	9,386	214,752
Insulet Corp.(a)	13,075	205,670
Invacare Corp.	21,580	441,095
IRIS International Inc.(a)	13,650	213,622
Kensey Nash Corp.(a)	8,608	275,886
Medical Action Industries Inc.(a)	11,433	118,560
Merit Medical Systems Inc.(a)	19,362	284,621
Metabolix Inc.(a)	13,620	133,476
Microvision Inc.(a)(b)	42,634	117,244
Micrus Endovascular Corp.(a)	12,537	175,769
Minrad International Inc.(a)	33,883	68,782
Natus Medical Inc.(a)	18,886	395,473
NMT Medical Inc.(a)	12,127	56,633
Northstar Neuroscience Inc.(a)	38,638	61,434
NxStage Medical Inc.(a)(b)	14,127	54,248
OraSure Technologies Inc.(a)	29,997	112,189
Orthovita Inc.(a)	58,309	119,533
Osteotech Inc.(a)	16,703	95,040
Palomar Medical Technologies Inc.(a)	13,456	134,291
Pure Bioscience(a)	28,245	112,133
Quidel Corp.(a)	17,985	297,112
Rockwell Medical Technologies Inc.(a)	17,900	124,763
SenoRx Inc.(a)	15,371	118,664
Somanetics Corp.(a)	9,662	204,834
Sonic Innovations Inc.(a)	18,554	61,970
SonoSite Inc.(a)(b)	11,256	315,281
Spectranetics Corp.(a)	22,147	218,369
STAAR Surgical Co.(a)	25,352	78,591
Stereotaxis Inc.(a)(b)	20,160	108,058
Symmetry Medical Inc.(a)	24,331	394,649
Synergetics USA Inc.(a)(b)	11,500	30,360
Synovis Life Technologies Inc.(a)	9,349	176,042
Thermage Inc.(a)	12,491	35,724
ThermoGenesis Corp.(a)	44,281	61,993
TranS1 Inc.(a)	9,677	145,832
Vascular Solutions Inc.(a)	13,867	90,136
Vital Images Inc.(a)	11,012	136,989
VNUS Medical Technologies Inc.(a)	9,224	184,572

		10,277,965
HEALTH CARE - SERVICES—2.11%
Air Methods Corp.(a)	7,091	177,275
Alliance Imaging Inc.(a)	17,735	153,762
Allied Healthcare International Inc.(a)	28,389	56,494
Almost Family Inc.(a)	5,284	140,554
America Service Group Inc.(a)	6,854	62,714
American Dental Partners Inc.(a)	10,889	129,252
Assisted Living Concepts Inc.(a)	37,942	208,681
Bio-Reference Laboratories Inc.(a)	8,474	189,055

Capital Senior Living Corp.(a)	14,660	110,536
Continucare Corp.(a)	34,220	80,417
Five Star Quality Care Inc.(a)	26,434	125,033
Genoptix Inc.(a)	6,273	197,913
Gentiva Health Services Inc.(a)	17,840	339,852
Hythiam Inc.(a)(b)	23,831	57,671
LHC Group Inc.(a)	10,428	242,451
Life Sciences Research Inc.(a)	7,133	201,436
MedCath Corp.(a)	11,039	198,481
Metropolitan Health Networks Inc.(a)	33,000	59,730
NightHawk Radiology Holdings Inc.(a)(b)	19,144	135,540
NovaMed Inc.(a)	14,714	55,472
Odyssey Healthcare Inc.(a)	21,551	209,907
Psychemedics Corp.	11,678	191,519
RadNet Inc.(a)	16,685	103,447
RehabCare Group Inc.(a)	11,832	189,667
Res-Care Inc.(a)	16,589	294,952
Skilled Healthcare Group Inc. Class A(a)	12,045	161,644
U.S. Physical Therapy Inc.(a)	12,070	198,069

		4,271,524
HOLDING COMPANIES - DIVERSIFIED—0.09%
Information Services Group Inc.(a)	22,418	107,606
Resource America Inc. Class A	7,671	71,494

		179,100
HOME BUILDERS—0.53%
Beazer Homes USA Inc.	26,822	149,399
Cavalier Homes Inc.(a)	20,281	39,954
Cavco Industries Inc.(a)	5,554	181,782
Coachmen Industries Inc.(a)	11,912	25,253
Fleetwood Enterprises Inc.(a)	48,538	127,170
M/I Homes Inc.	10,748	169,066
Monaco Coach Corp.	19,169	58,274
Skyline Corp.	4,378	102,883
Standard-Pacific Corp.	50,601	171,031
Woodbridge Holdings Corp. Class A(a)	49,353	57,249

		1,082,061
HOME FURNISHINGS—0.89%
American Technology Corp.(a)	21,713	40,169
American Woodmark Corp.(b)	7,847	165,807
Audiovox Corp. Class A(a)	13,893	136,429
Bassett Furniture Industries Inc.	10,955	129,269
DTS Inc.(a)(b)	12,032	376,842
Hooker Furniture Corp.	8,032	139,114
Kimball International Inc. Class B	26,298	217,747
La-Z-Boy Inc.(b)	36,006	275,446
Stanley Furniture Co. Inc.	10,409	112,417
Universal Electronics Inc.(a)	9,947	207,892

		1,801,132
HOUSEHOLD PRODUCTS & WARES—0.77%
CSS Industries Inc.	5,222	126,477
Ennis Inc.	17,673	276,582
Oil-Dri Corp. of America	9,504	170,597
Prestige Brands Holdings Inc.(a)	23,003	245,212
Russ Berrie and Co. Inc.(a)	13,859	110,456
Spectrum Brands Inc.(a)	29,742	75,842
Standard Register Co. (The)	12,048	113,613
WD-40 Co.	14,864	434,772

		1,553,551

HOUSEWARES—0.25%
Libbey Inc.	10,088	75,055
Lifetime Brands Inc.	7,565	61,655
National Presto Industries Inc.	5,616	360,435

		497,145
INSURANCE—2.68%
Affirmative Insurance Holdings Inc.	12,738	86,618
AmCOMP Inc.(a)(b)	15,196	147,705
American Independence Corp.(a)	1,167	7,469
American Physicians Capital Inc.	7,105	344,166
American Physicians Service Group Inc.	7,505	165,410
American Safety Insurance Holdings Ltd.(a)	7,435	106,915
Amerisafe Inc.(a)	13,666	217,836
Baldwin & Lyons Inc. Class B	13,319	232,816
CastlePoint Holdings Ltd.	24,848	225,868
Citizens Inc.(a)	25,230	154,660
Crawford & Co. Class B(a)	16,498	131,819
Darwin Professional Underwriters Inc.(a)	5,477	168,692
Donegal Group Inc. Class A	8,248	130,896
Eastern Insurance Holdings Inc.	14,215	221,754
EMC Insurance Group Inc.	4,365	105,109
First Acceptance Corp.(a)	10,911	34,915
First Mercury Financial Corp.(a)	10,466	184,620
FPIC Insurance Group Inc.(a)	6,716	304,369
Kansas City Life Insurance Co.	4,128	172,344
Life Partners Holdings Inc.(b)	4,838	96,663
Maiden Holdings Ltd.	33,583	214,931
Meadowbrook Insurance Group Inc.	26,246	139,104
National Interstate Corp.	5,613	103,167
NYMAGIC Inc.	4,854	93,003
Penn Treaty American Corp.(a)	18,697	90,493
PMA Capital Corp. Class A(a)	23,630	217,632
Presidential Life Corp.	12,821	197,700
Primus Guaranty Ltd.(a)(b)	23,205	67,527
ProCentury Corp.	9,381	148,595
Quanta Capital Holdings Ltd.	52,701	139,131
SCPIE Holdings Inc.(a)	7,616	213,172
SeaBright Insurance Holdings Inc.(a)	14,346	207,730
Specialty Underwriters’ Alliance Inc.(a)	11,986	64,365
Stewart Information Services Corp.	11,422	220,901
21st Century Holding Co.	9,554	78,056

		5,436,151
INTERNET—4.57%
Access Integrated Technologies Inc. Class A(a)(b)	11,160	23,548
ActivIdentity Corp.(a)	40,432	110,379
Alloy Inc.(a)	12,868	93,036
Arbinet-thexchange Inc.	16,418	63,866
Art Technology Group Inc.(a)	87,725	280,720
Autobytel Inc.(a)	32,360	45,951
Bluefly Inc.(a)(b)	9,374	38,527
China Information Security Technology Inc.(a)	18,731	106,017
Chordiant Software Inc.(a)	19,740	98,700
Constant Contact Inc.(a)	14,158	266,878
Dice Holdings Inc.(a)	11,477	94,800
Drugstore.com Inc.(a)	54,983	104,468
eDiets.com Inc.(a)(b)	10,397	41,900
Entrust Inc.(a)	44,054	129,519
FTD Group Inc.	14,756	196,697
Harris Interactive Inc.(a)	38,427	77,238
Health Grades Inc.(a)	15,958	71,651
HealthStream Inc.(a)	23,935	67,018
Hollywood Media Corp.(a)	30,137	73,836
HSW International Inc.(a)	25,199	73,077

i2 Technologies Inc.(a)(b)	11,232	139,614
iBasis Inc.	19,078	62,576
I-many Inc.(a)	29,427	29,427
iMergent Inc.(b)	7,661	90,706
InfoSpace Inc.	23,901	199,095
Internap Network Services Corp.(a)	34,989	163,749
Internet Brands Inc. Class A(a)	15,891	105,357
Internet Capital Group Inc.(a)	26,833	207,419
Interwoven Inc.(a)	30,250	363,303
iPass Inc.(a)	38,155	78,981
Jupitermedia Corp.(a)	13,201	18,481
Keynote Systems Inc.(a)	14,189	182,754
Knot Inc. (The)(a)	18,825	184,109
Lionbridge Technologies Inc.(a)	39,540	102,013
Liquidity Services Inc.(a)	10,743	123,867
LookSmart Ltd.(a)	22,125	88,943
LoopNet Inc.(a)(b)	19,909	224,972
MIVA Inc.(a)	20,770	22,016
Napster Inc.(a)	28,093	39,892
New Motion Inc.(a)	22,742	94,607
NIC Inc.	26,508	181,050
1-800-FLOWERS.COM Inc.(a)	16,709	107,773
Online Resources Corp.(a)	21,318	178,005
Openwave Systems Inc.(a)	61,702	91,936
Overstock.com Inc.(a)(b)	10,258	266,195
PCTEL Inc.	18,099	173,569
Perficient Inc.(a)	21,445	207,159
RightNow Technologies Inc.(a)	19,095	261,029
S1 Corp.(a)	32,289	244,428
Safeguard Scientifics Inc.(a)	92,802	115,074
Secure Computing Corp.(a)	36,099	149,450
Shutterfly Inc.(a)	13,574	165,739
SonicWALL Inc.(a)	39,118	252,311
Sourcefire Inc.(a)	15,956	123,340
Stamps.com Inc.(a)	11,595	144,706
SumTotal Systems Inc.(a)	23,235	108,740
SupportSoft Inc.(a)	31,480	102,310
TechTarget Inc.(a)	9,865	104,174
TeleCommunication Systems Inc.(a)	24,846	115,037
Terremark Worldwide Inc.(a)	37,425	204,341
TheStreet.com Inc.	11,267	73,348
thinkorswim Group Inc.(a)	35,118	247,582
TowerStream Corp.(a)	21,095	25,947
Travelzoo Inc.(a)	6,520	55,876
Tumbleweed Communications Corp.(a)	35,500	93,010
Vignette Corp.(a)	17,095	205,140
Vocus Inc.(a)	11,003	353,967
Website Pros Inc.(a)	21,955	182,885
Zix Corp.(a)(b)	51,831	144,090

		9,257,918
INVESTMENT COMPANIES—1.29%
Capital Southwest Corp.	1,988	207,209
Gladstone Capital Corp.(b)	15,176	231,282
Gladstone Investment Corp.	15,297	98,360
Harris & Harris Group Inc.(a)(b)	15,928	95,568
Hercules Technology Growth Capital Inc.	26,121	233,261
Highland Distressed Opportunities Inc.	12,534	71,945
Kayne Anderson Energy Development Co.	10,359	237,739
Kohlberg Capital Corp.	13,541	135,410
Medallion Financial Corp.	16,042	151,116
MVC Capital Inc.	19,653	269,050
NGP Capital Resources Co.	14,293	220,255
Patriots Capital Funding Inc.	15,803	98,769

PennantPark Investment Corp.	18,440	132,952
Prospect Energy Corp.	19,428	256,061
TICC Capital Corp.	21,591	117,887
UTEK Corp.(a)(b)	6,038	60,380

		2,617,244
IRON & STEEL—0.19%
General Steel Holdings Inc.(a)	8,169	128,417
Material Sciences Corp.(a)	8,722	70,648
Universal Stainless & Alloy Products Inc.(a)	5,048	186,978

		386,043
LEISURE TIME—0.37%
Aldila Inc.	7,622	43,674
Ambassadors Group Inc.	13,332	198,913
Ambassadors International Inc.(a)(b)	15,747	68,972
Arctic Cat Inc.	9,274	72,801
Escalade Inc.	9,548	51,655
Multimedia Games Inc.(a)	16,897	74,685
Nautilus Inc.	22,396	113,772
Town Sports International Holdings Inc.(a)	13,680	127,771

		752,243
LODGING—0.50%
Interstate Hotels & Resorts Inc.(a)	27,334	70,795
Lodgian Inc.(a)	12,737	99,731
Marcus Corp.	13,773	205,906
Monarch Casino & Resort Inc.(a)	7,930	93,574
Morgans Hotel Group Co.(a)	19,711	203,023
MTR Gaming Group Inc.(a)(b)	14,102	67,267
Red Lion Hotels Corp.(a)	17,296	137,849
Riviera Holdings Corp.(a)	7,068	71,740
Trump Entertainment Resorts Inc.(a)(b)	36,341	69,411

		1,019,296
MACHINERY—1.48%
Altra Holdings Inc.(a)	18,430	309,808
Bolt Technology Corp.(a)	5,978	134,923
Cascade Corp.	7,302	309,021
Columbus McKinnon Corp.(a)	12,366	297,773
DXP Enterprises Inc.(a)	2,559	106,557
Flow International Corp.(a)	26,428	206,138
Gehl Corp.(a)	7,402	109,476
Gerber Scientific Inc.(a)	16,074	182,922
Hardinge Inc.	6,981	91,940
Hurco Companies Inc.(a)	4,253	131,375
Intevac Inc.(a)	14,879	167,835
iRobot Corp.(a)(b)	13,706	188,320
Kadant Inc.(a)	9,238	208,779
Key Technology Inc.(a)	4,838	153,897
Park-Ohio Holdings Corp.(a)	5,905	87,158
Presstek Inc.(a)(b)	22,007	109,155
TurboChef Technologies Inc.(a)	16,849	80,538
Twin Disc Inc.	5,858	122,608

		2,998,223
MANUFACTURERS—0.05%
Synalloy Corp.	6,749	104,070

		104,070
MANUFACTURING—1.43%
AZZ Inc.(a)	7,917	315,888
China Fire & Security Group Inc.(a)	10,651	85,741
Flanders Corp.(a)	10,014	60,585

FreightCar America Inc.	7,532	267,386
GenTek Inc.(a)	6,643	178,630
GP Strategies Corp.(a)	15,814	158,931
Griffon Corp.(a)	20,873	182,847
LSB Industries Inc.(a)	11,368	225,086
Lydall Inc.(a)	11,396	143,020
Myers Industries Inc.	18,033	146,969
Nanophase Technologies Corp.(a)	15,216	35,149
Peerless Manufacturing Co.(a)	4,849	227,273
Portec Rail Products Inc.	15,447	178,413
Quixote Corp.	8,216	67,618
Reddy Ice Holdings Inc.	14,740	201,643
Smith & Wesson Holding Corp.(a)	25,970	135,304
Standex International Corp.	9,018	187,033
Sturm, Ruger & Co. Inc.(a)	14,399	101,657

		2,899,173
MEDIA—1.40%
A.H. Belo Corp. Class A	17,852	101,756
Acacia Research Corp. - Acacia Technologies Group(a)(b)	24,168	108,273
Beasley Broadcast Group Inc. Class A	11,430	52,235
Courier Corp.	6,798	136,504
Crown Media Holdings Inc. Class A(a)(b)	10,465	49,604
Cumulus Media Inc. Class A(a)	17,937	70,672
DG FastChannel Inc.(a)	10,595	182,764
Dolan Media Co.(a)	15,130	275,366
Emmis Communications Corp.(a)	21,537	54,273
Entercom Communications Corp.	14,723	103,355
Fisher Communications Inc.(a)	6,121	210,807
4Kids Entertainment Inc.(a)	10,627	78,746
Global Traffic Network Inc.(a)	11,831	105,769
Gray Television Inc.	32,054	91,995
Journal Communications Inc. Class A	30,541	147,208
Lee Enterprises Inc.	33,048	131,862
LodgeNet Interactive Corp.(a)	14,639	71,877
Media General Inc. Class A	15,127	180,768
New Frontier Media Inc.	18,480	72,257
Nexstar Broadcasting Group Inc. Class A(a)	7,178	29,358
Outdoor Channel Holdings Inc.(a)	15,456	107,883
Playboy Enterprises Inc. Class B(a)	17,113	84,538
PRIMEDIA Inc.	24,137	112,478
Private Media Group Inc.(a)	10,408	17,590
Radio One Inc. Class D(a)	67,288	86,802
Saga Communications Inc.(a)	12,433	62,289
Salem Communications Corp. Class A	6,916	13,625
Spanish Broadcasting System Inc. Class A(a)	65,525	74,699
WorldSpace Inc. Class A(a)(b)	11,831	22,124

		2,837,477
METAL FABRICATE & HARDWARE—0.82%
Ampco-Pittsburgh Corp.	5,557	247,175
Dynamic Materials Corp.	8,210	270,520
Hawk Corp. Class A(a)	6,242	116,101
L.B. Foster Co. Class A(a)	7,756	257,499
Ladish Co. Inc.(a)	9,610	197,870
NN Inc.	14,621	203,817
Northwest Pipe Co.(a)	6,460	360,468

		1,653,450
MINING—0.64%
Allied Nevada Gold Corp.(a)	38,636	227,566
Apex Silver Mines Ltd.(a)	47,835	234,870
Horsehead Holding Corp.(a)	24,624	299,428
Metalline Mining Co.(a)	23,903	39,440

U.S. Energy Corp.	19,164	59,025
Uranerz Energy Corp.(a)	34,825	116,316
Uranium Energy Corp.(a)	37,687	113,061
Uranium Resources Inc.(a)	30,724	113,372
US Gold Corp.(a)	43,738	101,472

		1,304,550
OIL & GAS—3.06%
Abraxas Petroleum Corp.(a)	30,233	163,561
Adams Resources & Energy Inc.	4,069	137,939
American Oil & Gas Inc.(a)	31,585	123,813
Approach Resources Inc.(a)	5,889	157,766
BMB Munai Inc.(a)(b)	29,128	173,020
Bronco Drilling Co. Inc.(a)	17,957	330,050
Callon Petroleum Co.(a)	12,354	338,005
Cano Petroleum Inc.(a)	26,258	208,489
Cheniere Energy Inc.(a)	30,724	134,264
Crusader Energy Group Inc.(a)	21,670	140,855
Double Eagle Petroleum Co.(a)	8,634	157,398
Dune Energy Inc.(a)(b)	32,205	33,171
Edge Petroleum Corp.(a)	17,909	96,530
Endeavour International Corp.(a)	84,939	184,318
Energy Partners Ltd.(a)	20,787	310,142
Evolution Petroleum Corp.(a)	12,244	74,199
FX Energy Inc.(a)	25,893	136,456
Gasco Energy Inc.(a)(b)	61,174	253,872
GeoGlobal Resources Inc.(a)(b)	24,903	53,043
GeoMet Inc.(a)	13,254	125,648
GeoPetro Resources Co.(a)	37,161	149,016
GeoResources Inc.(a)(b)	9,102	167,659
Harvest Natural Resources Inc.(a)	24,203	267,685
Houston American Energy Corp.(a)	9,807	110,035
Meridian Resource Corp. (The)(a)	52,508	154,899
Northern Oil and Gas Inc.(a)	14,446	191,843
Panhandle Oil and Gas Inc.	5,506	186,433
Petro Resources Corp.(a)	42,429	110,315
Pinnacle Gas Resources Inc.(a)	28,245	101,682
Quest Resource Corp.(a)(b)	15,551	177,437
RAM Energy Resources Inc.(a)(b)	37,868	238,568
SulphCo Inc.(a)(b)	43,390	98,495
Tengasco Inc.(a)	36,999	98,417
Toreador Resources Corp.(a)	10,390	88,627
Tri-Valley Corp.(a)(b)	17,141	127,358
TXCO Resources Inc.(a)	23,148	272,220
VAALCO Energy Inc.(a)	38,342	324,757

		6,197,985
OIL & GAS SERVICES—1.45%
Allis-Chalmers Energy Inc.(a)	18,504	329,371
Boots & Coots International Well Control Inc.(a)	38,838	92,434
Dawson Geophysical Co.(a)	5,010	297,895
Flotek Industries Inc.(a)(b)	15,000	309,300
Geokinetics Inc.(a)	4,335	78,507
Gulf Island Fabrication Inc.	7,952	389,091
Mitcham Industries Inc.(a)	7,128	121,746
Natural Gas Services Group Inc.(a)	8,066	245,852
Omni Energy Services Corp.(a)	14,813	94,951
Particle Drilling Technologies Inc.(a)	26,449	66,123
Superior Well Services Inc.(a)	10,925	346,432
TGC Industries Inc.(a)	8,250	73,425
Trico Marine Services Inc.(a)(b)	8,061	293,582
Union Drilling Inc.(a)	9,038	195,944

		2,934,653

PACKAGING & CONTAINERS—0.10%
AEP Industries Inc.(a)	5,336	92,686
Astronics Corp.(a)	5,427	75,490
Chesapeake Corp.(a)	16,868	39,640

		207,816
PHARMACEUTICALS—4.94%
ACADIA Pharmaceuticals Inc.(a)	26,300	97,047
Accelrys Inc.(a)	22,666	109,477
Achillion Pharmaceuticals Inc.(a)	8,820	19,669
Adolor Corp.(a)	34,330	188,128
Advanced Life Sciences Holdings Inc.(a)(b)	26,866	28,209
Akorn Inc.(a)(b)	41,847	138,514
Alexza Pharmaceuticals Inc.(a)	24,937	98,252
Allos Therapeutics Inc.(a)	37,100	256,361
Altus Pharmaceuticals Inc.(a)(b)	14,966	66,599
Anadys Pharmaceuticals Inc.(a)	22,451	50,515
Anika Therapeutics Inc.(a)	11,309	97,144
Animal Health International Inc.(a)	9,450	58,874
Antigenics Inc.(a)(b)	63,636	122,817
Ardea Biosciences Inc.(a)	10,403	133,366
Array BioPharma Inc.(a)	34,337	161,384
AVANIR Pharmaceuticals Class A(a)	30,636	30,636
AVI BioPharma Inc.(a)	40,503	45,363
Bentley Pharmaceuticals Inc.(a)	13,390	216,249
Biodel Inc.(a)	8,244	107,172
BioForm Medical Inc.(a)	19,669	79,463
BioScrip Inc.(a)	23,457	60,754
BioSphere Medical Inc.(a)	10,498	36,218
Cadence Pharmaceuticals Inc.(a)	13,100	79,779
Caraco Pharmaceutical Laboratories Ltd.(a)	7,040	92,928
Chelsea Therapeutics International(a)	18,173	88,684
CombinatoRX Inc.(a)(b)	23,350	82,893
Cyclacel Pharmaceuticals Inc.(a)	18,732	35,778
Cypress Bioscience Inc.(a)	26,538	190,808
Dendreon Corp.(a)(b)	62,985	280,283
Depomed Inc.(a)	31,269	100,373
Discovery Laboratories Inc.(a)	67,016	110,576
DURECT Corp.(a)	53,332	195,728
Dyax Corp.(a)	45,120	139,872
Dynavax Technologies Corp.(a)	27,271	39,816
Emergent BioSolutions Inc.(a)	9,886	98,168
Emisphere Technologies Inc.(a)	16,584	44,445
Generex Biotechnology Corp.(a)(b)	75,440	72,422
Hi-Tech Pharmacal Co. Inc.(a)	7,549	75,490
Idenix Pharmaceuticals Inc.(a)	18,890	137,330
I-Flow Corp.(a)	15,083	153,092
Indevus Pharmaceuticals Inc.(a)	65,459	102,771
Infinity Pharmaceuticals Inc.(a)	13,174	103,284
Inspire Pharmaceuticals Inc.(a)	36,596	156,631
Integrated BioPharma Inc.(a)	10,469	26,068
Introgen Therapeutics Inc.(a)	29,689	46,018
ISTA Pharmaceuticals Inc.(a)	19,444	39,277
Javelin Pharmaceuticals Inc.(a)	34,285	79,541
La Jolla Pharmaceutical Co.(a)	13,660	29,779
Ligand Pharmaceuticals Inc. Class B(a)	53,646	139,480
Mannatech Inc.(b)	9,556	51,985
MannKind Corp.(a)	38,315	114,945
Matrixx Initiatives Inc.(a)	9,352	155,804
MiddleBrook Pharmaceuticals Inc.(a)	29,418	99,433
Nabi Biopharmaceuticals(a)	41,070	161,816
Neogen Corp.(a)	11,090	253,850
Neurocrine Biosciences Inc.(a)	24,158	101,222
NexMed Inc.(a)	66,942	87,025

Noven Pharmaceuticals Inc.(a)	16,018	171,232
NPS Pharmaceuticals Inc.(a)	31,701	141,069
Nutraceutical International Corp.(a)	7,743	92,916
Obagi Medical Products Inc.(a)	12,635	108,029
Omega Protein Corp.(a)	12,710	190,015
Osiris Therapeutics Inc.(a)(b)	11,192	143,817
Pain Therapeutics Inc.(a)(b)	23,535	185,927
Penwest Pharmaceuticals Co.(a)(b)	30,084	81,227
PetMed Express Inc.(a)	16,476	201,831
Pharmacopeia Inc.(a)	26,650	102,070
Pharmasset Inc.(a)	11,828	223,313
Poniard Pharmaceuticals Inc.(a)	15,936	67,569
POZEN Inc.(a)(b)	18,287	198,963
Progenics Pharmaceuticals Inc.(a)	17,831	282,978
Questcor Pharmaceuticals Inc.(a)	38,748	179,791
Reliv International Inc.	16,622	90,922
Repros Therapeutics Inc.(a)	9,249	87,588
Salix Pharmaceuticals Ltd.(a)	33,757	237,312
Santarus Inc.(a)	44,317	89,077
Schiff Nutrition International Inc.	8,431	47,214
SCOLR Pharma Inc.(a)	32,568	32,568
SIGA Technologies Inc.(a)	19,737	61,579
Somaxon Pharmaceuticals Inc.(a)(b)	14,620	69,737
Spectrum Pharmaceuticals Inc.(a)	19,477	27,073
Star Scientific Inc.(a)	53,857	64,628
Sucampo Pharmaceuticals Inc.(a)	7,955	85,357
Synta Pharmaceuticals Corp.(a)	15,672	95,599
Theragenics Corp.(a)	24,937	90,521
Titan Pharmaceuticals Inc.(a)	34,858	48,104
Trimeris Inc.(b)	12,023	56,749
Trubion Pharmaceuticals Inc.(a)(b)	4,744	21,158
USANA Health Sciences Inc.(a)	4,545	122,124
Vanda Pharmaceuticals Inc.(a)	22,347	73,522
VIVUS Inc.(a)	40,891	273,152

		10,014,336
REAL ESTATE—0.57%
Avatar Holdings Inc.(a)(b)	4,014	121,584
California Coastal Communities Inc.(a)	9,081	34,689
Consolidated-Tomoka Land Co.	4,614	194,065
Grubb & Ellis Co.	21,376	82,298
HFF Inc. Class A(a)	14,468	82,323
Hilltop Holdings Inc.(a)	27,971	288,381
HouseValues Inc.(a)	23,276	64,009
Thomas Properties Group Inc.	20,565	202,360
ZipRealty Inc.(a)	19,777	79,701

		1,149,410
REAL ESTATE INVESTMENT TRUSTS—2.95%
Agree Realty Corp.	14,778	325,855
Alesco Financial Inc.(b)	32,135	64,270
American Capital Agency Corp.	9,052	150,625
AmREIT Class A	21,671	154,948
Anworth Mortgage Asset Corp.	42,816	278,732
Arbor Realty Trust Inc.(b)	11,453	102,733
Associated Estates Realty Corp.	14,136	151,397
CapLease Inc.	42,828	320,782
CBRE Realty Finance Inc.	16,049	55,209
Cedar Shopping Centers Inc.	31,742	372,016
Chimera Investment Corp.	18,985	171,055
Cogdell Spencer Inc.	12,383	201,224
Crystal River Capital Inc.(b)	14,062	51,467
Education Realty Trust Inc.	21,713	252,956
First Potomac Realty Trust	17,352	264,444

Gladstone Commercial Corp.	24,947	432,332
Hersha Hospitality Trust	39,279	296,556
Impac Mortgage Holdings Inc.(a)	31,155	32,401
Investors Real Estate Trust	29,245	278,997
JER Investors Trust Inc.(b)	11,317	71,297
Kite Realty Group Trust	10,739	134,238
Mission West Properties Inc.	15,828	173,475
Monmouth Real Estate Investment Corp. Class A	28,921	185,094
One Liberty Properties Inc.	18,263	297,870
PMC Commercial Trust	11,988	95,904
Ramco-Gershenson Properties Trust	12,253	251,677
Sun Communities Inc.	11,299	205,981
Universal Health Realty Income Trust	13,286	398,580
Urstadt Biddle Properties Inc. Class A(b)	10,676	156,510
Vestin Realty Mortgage II Inc.	17,944	54,011

		5,982,636
RETAIL—3.95%
A.C. Moore Arts & Crafts Inc.(a)	15,936	112,349
AFC Enterprises Inc.(a)	18,265	145,937
Allion Healthcare Inc.(a)	15,419	87,888
America’s Car-Mart Inc.(a)	8,519	152,660
Big 5 Sporting Goods Corp.	17,155	129,863
BJ’s Restaurants Inc.(a)	12,557	122,180
Books-A-Million Inc.	11,041	84,574
Borders Group Inc.	38,570	231,420
Buffalo Wild Wings Inc.(a)	11,245	279,213
Build-A-Bear Workshop Inc.(a)	12,021	87,393
Cache Inc.(a)	7,292	78,024
California Pizza Kitchen Inc.(a)	17,838	199,607
Casual Male Retail Group Inc.(a)	28,666	87,431
Charlotte Russe Holding Inc.(a)	14,658	260,326
Christopher & Banks Corp.	22,787	154,952
Citi Trends Inc.(a)	9,791	221,864
Conn’s Inc.(a)	6,418	103,137
Cosi Inc.(a)	27,873	69,961
Cost Plus Inc.(a)(b)	14,025	35,063
CSK Auto Corp.(a)	28,720	300,986
dELiA*s Inc.(a)	14,798	29,744
Denny’s Corp.(a)	64,714	183,788
Design Within Reach Inc.(a)	17,811	61,982
Duckwall-ALCO Stores Inc.(a)	330	3,036
Eddie Bauer Holdings Inc.(a)	26,852	111,436
EZCORP Inc.(a)	25,946	330,812
Famous Dave’s of America Inc.(a)	9,704	74,721
FGX International Holdings Ltd.(a)	11,301	90,860
Finish Line Inc. (The) Class A(a)	27,904	242,765
Fred’s Inc.	26,352	296,196
Hastings Entertainment Inc.(a)	7,887	63,175
Haverty Furniture Companies Inc.	12,756	128,070
hhgregg Inc.(a)	10,508	105,080
Hot Topic Inc.(a)	30,194	163,350
Jamba Inc.(a)(b)	36,260	67,081
Kenneth Cole Productions Inc. Class A	5,613	71,285
Kona Grill Inc.(a)	3,645	30,727
Krispy Kreme Doughnuts Inc.(a)	38,864	193,931
Landry’s Restaurants Inc.	8,661	155,638
Lithia Motors Inc. Class A	14,481	71,247
Luby’s Inc.(a)	17,923	109,330
MarineMax Inc.(a)	10,097	72,395
McCormick & Schmick’s Seafood Restaurants Inc.(a)	13,063	125,927
Mothers Work Inc.(a)	3,478	35,023
Nathan’s Famous Inc.(a)	5,882	89,465
O’Charley’s Inc.	15,542	156,353

Pantry Inc. (The)(a)	15,161	161,616
PC Mall Inc.(a)	8,142	110,406
Retail Ventures Inc.(a)	22,013	101,260
Rex Stores Corp.(a)	6,989	80,723
Rubio’s Restaurants Inc.(a)	11,975	59,995
Ruby Tuesday Inc.	32,823	177,244
Ruth’s Hospitality Group Inc.(a)	18,000	93,240
Shoe Carnival Inc.(a)	6,153	72,544
Sport Supply Group Inc.	8,905	91,454
Steak n Shake Co. (The)(a)	21,247	134,494
Stein Mart Inc.	14,860	67,019
Susser Holdings Corp.(a)	8,249	79,850
Talbots Inc. (The)	16,012	185,579
Titan Machinery Inc.(a)	4,967	155,566
Tuesday Morning Corp.(a)	22,779	93,622
West Marine Inc.(a)	10,459	42,882
Wet Seal Inc. Class A(a)	62,310	297,219

		8,012,958
SAVINGS & LOANS—2.55%
Abington Bancorp Inc.	24,998	227,982
American Bancorp of New Jersey	15,280	157,231
BankAtlantic Bancorp Inc. Class A	47,153	82,989
BankFinancial Corp.	16,816	218,776
Berkshire Hills Bancorp Inc.	10,772	254,758
Beverly Hills Bancorp Inc.	15,737	26,438
Cape Bancorp. Inc.(a)	19,373	189,080
CFS Bancorp Inc.	25,297	298,252
Citizens First Bancorp Inc.	9,078	54,468
Danvers Bancorp Inc.(a)	17,876	196,636
Essa Bancorp Inc.	22,790	285,331
First Financial Holdings Inc.	10,470	179,875
First Financial Northwest Inc.	22,762	226,027
First Place Financial Corp.	13,105	123,187
FirstFed Financial Corp.(a)	10,208	82,072
Flushing Financial Corp.	14,757	279,645
Guaranty Financial Group Inc.(a)	26,788	143,852
Legacy Bancorp Inc.	13,633	157,188
OceanFirst Financial Corp.	10,653	192,287
Provident New York Bancorp	31,223	345,326
Rockville Financial Inc.	11,483	144,226
TierOne Corp.	12,204	56,016
United Community Financial Corp.	25,478	95,543
United Financial Bancorp Inc.	22,586	252,286
ViewPoint Financial Group	12,273	180,659
Westfield Financial Inc.	30,946	280,061
Willow Financial Bancorp Inc.	21,553	175,657
WSFS Financial Corp.	6,028	268,849

		5,174,697
SEMICONDUCTORS—3.47%
Actel Corp.(a)	16,866	284,192
Advanced Analogic Technologies Inc.(a)	31,251	129,067
Amtech Systems Inc.(a)	8,442	90,667
Asyst Technologies Inc.(a)	34,000	121,380
AuthenTec Inc.(a)	17,637	183,778
AXT Inc.(a)	18,233	76,396
Bookham Inc.(a)	76,443	129,189
Cascade Microtech Inc.(a)	6,725	44,251
Catalyst Semiconductor Inc.(a)	21,085	91,509
CEVA Inc.(a)	13,773	109,771
Cirrus Logic Inc.(a)	42,384	235,655
Cohu Inc.	15,229	223,562
Credence Systems Corp.(a)	89,952	116,938

DSP Group Inc.(a)	16,989	118,923
EMCORE Corp.(a)(b)	47,711	298,671
Exar Corp.(a)	23,356	176,104
FSI International Inc.(a)	26,424	35,408
Ikanos Communications Inc.(a)	18,922	63,767
Integrated Silicon Solution Inc.(a)	20,680	114,981
IXYS Corp.(a)	17,050	203,577
Kopin Corp.(a)	50,082	143,735
Kulicke and Soffa Industries Inc.(a)	35,496	258,766
Lattice Semiconductor Corp.(a)	75,412	236,040
Leadis Technology Inc.(a)	26,199	41,918
LTX Corp.(a)	47,380	104,236
Mattson Technology Inc.(a)	34,650	164,934
Microtune Inc.(a)	35,131	121,553
MIPS Technologies Inc. Class A(a)	29,741	111,529
MoSys Inc.(a)	24,423	119,917
Nanometrics Inc.(a)	9,770	56,861
Pericom Semiconductor Corp.(a)	16,110	239,072
Photronics Inc.(a)	27,430	193,107
PLX Technology Inc.(a)	19,118	145,870
QuickLogic Corp.(a)	20,870	34,853
Richardson Electronics Ltd.	15,508	91,962
Rubicon Technology Inc.(a)(b)	8,922	181,295
Rudolph Technologies Inc.(a)	19,041	146,616
Semitool Inc.(a)	17,887	134,331
Supertex Inc.(a)	7,246	169,122
Techwell Inc.(a)	11,715	144,329
Transmeta Corp.(a)	9,097	125,630
Ultra Clean Holdings Inc.(a)	15,760	125,450
Ultratech Inc.(a)	17,072	264,957
Veeco Instruments Inc.(a)	20,861	335,445
Virage Logic Corp.(a)	14,771	105,760
Volterra Semiconductor Corp.(a)(b)	17,310	298,771
White Electronic Designs Corp.(a)	19,013	87,270

		7,031,115
SOFTWARE—2.67%
Actuate Corp.(a)	41,422	161,960
American Software Inc. Class A	16,323	92,062
AMICAS Inc.(a)	46,018	130,691
Borland Software Corp.(a)	49,416	67,206
Bottomline Technologies Inc.(a)	16,516	160,701
Callidus Software Inc.(a)	25,526	127,630
CAM Commerce Solutions Inc.	2,597	103,127
Captaris Inc.(a)	24,597	99,618
Computer Programs and Systems Inc.	7,771	134,671
Convera Corp. Class A(a)(b)	18,486	26,250
DemandTec Inc.(a)	15,070	113,176
Digi International Inc.(a)	18,299	143,647
DivX Inc.(a)	18,745	137,588
Double-Take Software Inc.(a)	12,357	169,785
Emageon Inc.(a)	14,757	31,728
EPIQ Systems Inc.(a)	23,230	329,866
FalconStor Software Inc.(a)(b)	28,739	203,472
GSE Systems Inc.(a)	14,171	126,264
infoGROUP Inc.	23,018	101,049
Interactive Intelligence Inc.(a)	10,037	116,831
MGT Capital Investments Inc.(a)	18,296	36,958
Monotype Imaging Holdings Inc.(a)	10,556	128,572
MSC Software Corp.(a)	30,563	335,582
NaviSite Inc.(a)	18,810	71,478
Omnicell Inc.(a)	22,303	293,954
OpenTV Corp.(a)	54,275	71,100
OPNET Technologies Inc.(a)	11,315	101,835

PDF Solutions Inc.(a)	14,068	83,705
Pegasystems Inc.	9,677	130,252
Phoenix Technologies Ltd.(a)	19,976	219,736
PLATO Learning Inc.(a)	22,766	60,330
Quadramed Corp.(a)	6,890	69,589
Schawk Inc.	9,817	117,706
SeaChange International Inc.(a)	23,160	165,826
Smith Micro Software Inc.(a)	20,660	117,762
Softbrands Inc.(a)	33,312	33,978
SourceForge Inc.(a)	58,637	93,819
Taleo Corp. Class A(a)	15,461	302,881
Trident Microsystems Inc.(a)	41,480	151,402
Unica Corp.(a)	11,320	91,013
Versant Corp.(a)	3,216	84,227
Wireless Ronin Technologies Inc.(a)	15,169	74,480

		5,413,507
TELECOMMUNICATIONS—4.19%
Adaptec Inc.(a)	88,000	281,600
Airvana Inc.(a)	19,352	103,727
Alaska Communications Systems Group Inc.	30,798	367,728
Anaren Inc.(a)	11,453	121,058
Applied Signal Technology Inc.	11,567	158,005
Atlantic Tele-Network Inc.	6,570	180,741
Avanex Corp.(a)	132,983	150,271
Aware Inc.(a)	16,804	50,748
BigBand Networks Inc.(a)	25,608	121,126
CalAmp Corp.(a)	16,775	34,389
Consolidated Communications Holdings Inc.	15,154	225,643
CPI International Inc.(a)	9,019	110,934
D&E Communications Inc.	12,680	112,725
Ditech Networks Inc.(a)	15,992	34,383
EFJohnson Technologies Inc.(a)	18,506	32,386
8x8 Inc.(a)(b)	46,429	52,929
EMS Technologies Inc.(a)	11,219	245,023
Endwave Corp.(a)	7,225	45,879
Extreme Networks Inc.(a)	81,995	232,866
FiberTower Corp.(a)	97,912	137,077
General Communication Inc. Class A(a)	30,200	207,474
GeoEye Inc.(a)	12,191	215,903
Globalstar Inc.(a)	33,276	94,171
Globecomm Systems Inc.(a)	17,935	148,143
Hickory Tech Corp.	19,137	158,263
Hypercom Corp.(a)	35,794	157,494
I.D. Systems Inc.(a)	7,307	47,057
IDT Corp. Class B(a)	52,087	88,548
Iowa Telecommunications Services Inc.	21,454	377,805
iPCS Inc.(a)	12,283	363,945
Knology Inc.(a)	20,403	224,229
KVH Industries Inc.(a)	16,737	139,419
Loral Space & Communications Inc.(a)	7,954	140,149
MRV Communications Inc.(a)	113,869	135,504
Network Equipment Technologies Inc.(a)	19,915	70,698
Neutral Tandem Inc.(a)	12,054	210,945
Newport Corp.(a)	25,456	289,944
NMS Communications Corp.(a)	42,944	47,668
Novatel Wireless Inc.(a)(b)	21,303	237,102
Occam Networks Inc.(a)	21,993	87,752
Oplink Communications Inc.(a)	16,256	156,058
Opnext Inc.(a)	13,881	74,680
Optium Corp.(a)	10,970	79,862
ORBCOMM Inc.(a)(b)	23,858	135,991
ParkerVision Inc.(a)(b)	17,329	172,077
Procera Networks Inc.(a)	69,030	91,120

Radyne Corp.(a)	13,105	149,790
Shenandoah Telecommunications Co.	16,043	208,880
ShoreTel Inc.(a)	35,195	155,562
Soapstone Networks Inc.(a)	10,647	40,778
SureWest Communications	10,246	86,374
Switch & Data Facilities Co. Inc.(a)	13,610	231,234
Symmetricom Inc.(a)	30,998	119,032
Telular Corp.(a)	25,412	97,074
TerreStar Corp.(a)	44,706	177,930
Tollgrade Communications Inc.(a)	10,627	47,715
USA Mobility Inc.(a)	15,252	115,153
Vonage Holdings Corp.(a)(b)	32,369	53,733
Westell Technologies Inc. Class A(a)	50,136	67,684

		8,502,178
TEXTILES—0.11%
Angelica Corp.	6,494	138,127
Dixie Group Inc.(a)	12,198	80,263

		218,390
TOYS, GAMES & HOBBIES—0.11%
RC2 Corp.(a)	11,905	220,957

		220,957
TRANSPORTATION—1.42%
Air Transport Services Group Inc.(a)	50,178	50,178
Arlington Tankers Ltd.	11,993	278,477
Celadon Group Inc.(a)	16,436	164,196
Covenant Transportation Group Class A(a)	10,749	36,009
Double Hull Tankers Inc.	27,045	271,261
Dynamex Inc.(a)	10,262	275,124
Frozen Food Express Industries Inc.	15,318	103,397
Horizon Lines Inc. Class A	19,935	198,353
Knightsbridge Tankers Ltd.	11,524	371,188
Marten Transport Ltd.(a)	11,498	183,623
PHI Inc.(a)	8,891	357,151
Saia Inc.(a)	10,751	117,401
Teekay Tankers Ltd. Class A	9,930	230,475
Universal Truckload Services Inc.(a)(b)	6,895	151,828
USA Truck Inc.(a)	7,543	90,742

		2,879,403
TRUCKING & LEASING—0.11%
Greenbrier Companies Inc. (The)	10,886	220,986

		220,986
WATER—0.88%
American States Water Co.	10,589	369,980
Connecticut Water Service Inc.	14,709	329,482
Consolidated Water Co. Ltd.(b)	10,164	201,247
Middlesex Water Co.	16,776	278,314
Pure Cycle Corp.(a)	16,217	103,789
SJW Corp.	10,410	274,824
Southwest Water Co.	22,102	221,462

		1,779,098

TOTAL COMMON STOCKS
(Cost: $291,738,820)		202,271,713

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(c)	21,276	2

		2

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.00%

MONEY MARKET FUNDS—6.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	134,372	134,372
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	12,032,081	12,032,081

		12,166,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,166,453)		12,166,453

TOTAL INVESTMENTS IN SECURITIES—105.77%
(Cost: $303,905,273)		214,438,168
Other Assets, Less Liabilities—(5.77)%		(11,695,355)

NET ASSETS—100.00%		$202,742,813

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.53%

ADVERTISING—0.24%
Clear Channel Outdoor Holdings Inc. Class A(a)	38,862	$692,909
Getty Images Inc.(a)	46,416	1,574,895
Interpublic Group of Companies Inc. (The)(a)(b)	434,994	3,740,948
Lamar Advertising Co.(a)(b)	70,915	2,555,067

		8,563,819
AEROSPACE & DEFENSE—0.93%
Alliant Techsystems Inc.(a)(b)	30,342	3,085,175
BE Aerospace Inc.(a)	85,788	1,998,003
DRS Technologies Inc.	38,182	3,005,687
Goodrich Corp.	115,281	5,471,236
L-3 Communications Holdings Inc.	113,057	10,273,490
Rockwell Collins Inc.	148,159	7,105,706
Spirit AeroSystems Holdings Inc. Class A(a)	96,483	1,850,544

		32,789,841
AGRICULTURE—0.86%
Bunge Ltd.	112,026	12,064,080
Lorillard Inc.(a)	160,308	11,086,901
UST Inc.	136,263	7,441,322

		30,592,303
AIRLINES—0.41%
AMR Corp.(a)(b)	229,923	1,177,206
Continental Airlines Inc. Class B(a)	91,038	920,394
Copa Holdings SA Class A	27,511	774,710
Delta Air Lines Inc.(a)(b)	270,174	1,539,992
Northwest Airlines Corp.(a)	224,806	1,497,208
Southwest Airlines Co.	674,467	8,795,050

		14,704,560
APPAREL—0.75%
Coach Inc.(a)	314,577	9,084,984
Guess? Inc.	55,592	2,081,920
Hanesbrands Inc.(a)	86,703	2,353,119
Jones Apparel Group Inc.	79,811	1,097,401
Liz Claiborne Inc.	87,362	1,236,172
Phillips-Van Heusen Corp.	47,350	1,733,957
Polo Ralph Lauren Corp.	51,680	3,244,470
VF Corp.	80,467	5,727,641

		26,559,664
AUTO MANUFACTURERS—0.46%
Ford Motor Co.(a)(b)	1,998,270	9,611,679
General Motors Corp.	449,293	5,166,869
Oshkosh Corp.	68,683	1,421,051

		16,199,599

AUTO PARTS & EQUIPMENT—0.45%
Autoliv Inc.	66,967	3,122,002
BorgWarner Inc.	107,012	4,749,193
Federal Mogul Corp. Class A(a)	20,936	337,698
Goodyear Tire & Rubber Co. (The)(a)	221,726	3,953,375
TRW Automotive Holdings Corp.(a)	46,269	854,588
WABCO Holdings Inc.	60,454	2,808,693

		15,825,549
BANKS—2.40%
Associated Banc-Corp.	117,409	2,264,820
BancorpSouth Inc.	75,914	1,327,736
Bank of Hawaii Corp.	44,177	2,111,661
BOK Financial Corp.	20,510	1,096,259
City National Corp.	36,927	1,553,519
Comerica Inc.	138,712	3,555,189
Commerce Bancshares Inc.	54,401	2,157,544
Cullen/Frost Bankers Inc.	54,183	2,701,023
Discover Financial Services LLC	441,794	5,818,427
Fifth Third Bancorp	463,155	4,714,918
First Citizens BancShares Inc. Class A	5,565	776,262
First Horizon National Corp.	184,770	1,372,841
Fulton Financial Corp.	160,377	1,611,789
Huntington Bancshares Inc.	337,537	1,947,588
KeyCorp	369,066	4,052,345
M&T Bank Corp.	60,588	4,273,878
Marshall & Ilsley Corp.	238,896	3,662,276
National City Corp.	700,968	3,343,617
Northern Trust Corp.	202,901	13,912,922
Popular Inc.(b)	259,022	1,706,955
Regions Financial Corp.	640,410	6,986,873
Synovus Financial Corp.	258,911	2,260,293
TCF Financial Corp.	116,579	1,402,445
UnionBanCal Corp.	43,881	1,773,670
Valley National Bancorp	116,100	1,830,897
Webster Financial Corp.	48,383	899,924
Whitney Holding Corp.	59,112	1,081,750
Wilmington Trust Corp.	62,021	1,639,835
Zions Bancorporation	99,132	3,121,667

		84,958,923
BEVERAGES—0.89%
Brown-Forman Corp. Class B	77,164	5,831,283
Coca-Cola Enterprises Inc.	293,460	5,076,858
Constellation Brands Inc. Class A(a)(b)	170,489	3,385,912
Dr. Pepper Snapple Group Inc.(a)	233,650	4,901,977
Hansen Natural Corp.(a)(b)	66,717	1,922,784
Molson Coors Brewing Co. Class B	106,483	5,785,221
Pepsi Bottling Group Inc.	126,446	3,530,372
PepsiAmericas Inc.	53,523	1,058,685

		31,493,092
BIOTECHNOLOGY—0.56%
Abraxis BioScience Inc.(a)	6,276	398,275
Charles River Laboratories International Inc.(a)	62,794	4,013,792
Illumina Inc.(a)	52,302	4,556,027
Invitrogen Corp.(a)	82,473	3,237,890
Millipore Corp.(a)	50,775	3,445,591
Vertex Pharmaceuticals Inc.(a)	129,564	4,336,507

		19,988,082
BUILDING MATERIALS—0.44%
Armstrong World Industries Inc.	18,915	552,696

Eagle Materials Inc.	40,039	1,014,188
Lennox International Inc.	42,997	1,245,193
Martin Marietta Materials Inc.(b)	38,097	3,946,468
Masco Corp.	333,377	5,244,020
Owens Corning(a)(b)	70,279	1,598,847
USG Corp.(a)(b)	61,999	1,833,310

		15,434,722
CHEMICALS—2.54%
Airgas Inc.	76,318	4,456,208
Albemarle Corp.	84,302	3,364,493
Ashland Inc.	58,008	2,795,986
Cabot Corp.	59,405	1,444,136
Celanese Corp. Class A	139,158	6,353,954
CF Industries Holdings Inc.	51,962	7,939,794
Chemtura Corp.	223,210	1,303,546
Cytec Industries Inc.	43,906	2,395,511
Eastman Chemical Co.	70,266	4,838,517
Ecolab Inc.	160,831	6,914,125
FMC Corp.	68,966	5,340,727
Huntsman Corp.	149,545	1,704,813
International Flavors & Fragrances Inc.	74,202	2,898,330
Intrepid Potash Inc.(a)	31,812	2,092,593
Lubrizol Corp.	62,793	2,909,200
PPG Industries Inc.	151,250	8,677,212
Rohm and Haas Co.	122,116	5,671,067
RPM International Inc.	112,382	2,315,069
Sherwin-Williams Co. (The)	92,759	4,260,421
Sigma-Aldrich Corp.	118,818	6,399,537
Terra Industries Inc.	84,222	4,156,356
Valhi Inc.	5,450	148,512
Valspar Corp. (The)	92,341	1,746,168

		90,126,275
COAL—1.41%
Alpha Natural Resources Inc.(a)	64,795	6,757,471
Arch Coal Inc.	132,844	9,967,285
CONSOL Energy Inc.	168,458	18,929,625
Foundation Coal Holdings Inc.	41,809	3,703,441
Massey Energy Co.	74,265	6,962,344
Patriot Coal Corp.(a)	24,663	3,780,591

		50,100,757
COMMERCIAL SERVICES—2.72%
Alliance Data Systems Corp.(a)	73,083	4,132,844
Apollo Group Inc. Class A(a)	124,695	5,519,001
Avis Budget Group Inc.(a)	93,177	779,891
Career Education Corp.(a)(b)	82,551	1,206,070
ChoicePoint Inc.(a)	56,691	2,732,506
Convergys Corp.(a)	113,887	1,692,361
Corporate Executive Board Co. (The)	31,430	1,321,631
Corrections Corp. of America(a)	115,236	3,165,533
DeVry Inc.	56,473	3,028,082
Equifax Inc.	119,382	4,013,623
FTI Consulting Inc.(a)	46,227	3,164,700
Genpact Ltd.(a)	56,225	838,877
H&R Block Inc.	299,896	6,417,774
Hertz Global Holdings Inc.(a)(b)	297,412	2,855,155
Hewitt Associates Inc. Class A(a)	89,773	3,440,999
Hillenbrand Inc.	57,543	1,231,420
Iron Mountain Inc.(a)	164,914	4,378,467
ITT Educational Services Inc.(a)	35,792	2,957,493
Manpower Inc.	73,153	4,260,431

Monster Worldwide Inc.(a)(b)	110,204	2,271,304
Moody’s Corp.	181,562	6,252,995
Morningstar Inc.(a)	14,872	1,071,230
Pharmaceutical Product Development Inc.	98,478	4,224,706
Quanta Services Inc.(a)	158,241	5,264,678
R.R. Donnelley & Sons Co.	195,680	5,809,739
Robert Half International Inc.	131,743	3,157,880
SAIC Inc.(a)	169,930	3,536,243
Service Corp. International	240,695	2,373,253
Strayer Education Inc.	13,101	2,739,026
United Rentals Inc.(a)	79,639	1,561,721
Weight Watchers International Inc.	33,009	1,175,450

		96,575,083
COMPUTERS—2.70%
Affiliated Computer Services Inc. Class A(a)	82,711	4,424,211
Brocade Communications Systems Inc.(a)	346,643	2,856,338
Cadence Design Systems Inc.(a)	237,667	2,400,437
Cognizant Technology Solutions Corp.(a)	266,264	8,656,243
Computer Sciences Corp.(a)	139,307	6,525,140
Diebold Inc.	60,642	2,157,642
DST Systems Inc.(a)(b)	41,152	2,265,418
Electronic Data Systems Corp.	490,322	12,081,534
FactSet Research Systems Inc.	39,358	2,218,217
IHS Inc. Class A(a)	39,903	2,777,249
Lexmark International Inc. Class A(a)	87,745	2,933,315
NCR Corp.(a)	154,383	3,890,452
NetApp Inc.(a)(b)	316,626	6,858,119
SanDisk Corp.(a)(b)	207,142	3,873,555
Seagate Technology	446,736	8,546,060
Sun Microsystems Inc.(a)	720,572	7,839,823
Synopsys Inc.(a)	130,654	3,123,937
Teradata Corp.(a)	165,629	3,832,655
Unisys Corp.(a)	328,358	1,297,014
Western Digital Corp.(a)	204,061	7,046,226

		95,603,585
COSMETICS & PERSONAL CARE—0.61%
Alberto-Culver Co.	80,735	2,120,908
Avon Products Inc.	393,343	14,168,215
Bare Escentuals Inc.(a)(b)	55,899	1,046,988
Estee Lauder Companies Inc. (The) Class A	90,233	4,191,323

		21,527,434
DISTRIBUTION & WHOLESALE—0.78%
Central European Distribution Corp.(a)	34,815	2,581,532
Fastenal Co.	119,026	5,137,162
Genuine Parts Co.	150,992	5,991,363
Ingram Micro Inc. Class A(a)	154,965	2,750,629
LKQ Corp.(a)	124,856	2,256,148
Tech Data Corp.(a)	48,726	1,651,324
W.W. Grainger Inc.	70,519	5,768,454
WESCO International Inc.(a)	38,830	1,554,753

		27,691,365
DIVERSIFIED FINANCIAL SERVICES—2.70%
Affiliated Managers Group Inc.(a)	37,731	3,398,054
AmeriCredit Corp.(a)(b)	106,187	915,332
Ameriprise Financial Inc.	204,757	8,327,467
CIT Group Inc.	260,490	1,773,937
E*TRADE Financial Corp.(a)(b)	387,552	1,216,913
Eaton Vance Corp.	94,439	3,754,895
Federated Investors Inc. Class B	80,431	2,768,435

GLG Partners Inc.	45,232	352,810
IntercontinentalExchange Inc.(a)	65,042	7,414,788
Invesco Ltd.	357,350	8,569,253
Investment Technology Group Inc.(a)	40,305	1,348,605
Janus Capital Group Inc.	150,046	3,971,718
Jefferies Group Inc.(b)	115,981	1,950,800
Lazard Ltd. Class A	47,697	1,628,853
Legg Mason Inc.	128,264	5,588,462
MF Global Ltd.(a)	89,768	566,436
NASDAQ OMX Group Inc. (The)(a)	124,600	3,308,130
NYMEX Holdings Inc.	87,359	7,380,088
Raymond James Financial Inc.	88,074	2,324,273
SLM Corp.(a)	430,291	8,326,131
Student Loan Corp. (The)	3,935	385,945
T. Rowe Price Group Inc.	239,369	13,517,167
TD Ameritrade Holding Corp.(a)	224,071	4,053,444
Waddell & Reed Financial Inc. Class A	79,891	2,796,984

		95,638,920
ELECTRIC—6.74%
AES Corp. (The)(a)	619,210	11,895,024
Allegheny Energy Inc.	154,877	7,760,886
Alliant Energy Corp.	101,786	3,487,188
Ameren Corp.	193,073	8,153,473
American Electric Power Co. Inc.	370,149	14,891,094
Calpine Corp.(a)	326,307	7,361,486
CenterPoint Energy Inc.	302,562	4,856,120
CMS Energy Corp.	207,642	3,093,866
Consolidated Edison Inc.	251,286	9,822,770
Constellation Energy Group Inc.	164,416	13,498,554
DPL Inc.	104,711	2,762,276
DTE Energy Co.	150,376	6,381,957
Dynegy Inc. Class A(a)	456,391	3,902,143
Edison International	300,300	15,429,414
Energy East Corp.	145,906	3,606,796
Great Plains Energy Inc.	79,600	2,012,288
Hawaiian Electric Industries Inc.	77,493	1,916,402
Integrys Energy Group Inc.	70,441	3,580,516
MDU Resources Group Inc.	168,550	5,875,653
Mirant Corp.(a)(b)	190,843	7,471,503
Northeast Utilities	143,267	3,657,606
NRG Energy Inc.(a)(b)	217,449	9,328,562
NSTAR	98,446	3,329,444
OGE Energy Corp.	84,770	2,688,057
Pepco Holdings Inc.	185,627	4,761,333
PG&E Corp.	329,287	13,069,401
Pinnacle West Capital Corp.	92,757	2,854,133
PPL Corp.	343,828	17,971,890
Progress Energy Inc.	240,864	10,075,341
Puget Energy Inc.	119,522	2,867,333
Reliant Energy Inc.(a)	318,947	6,784,003
SCANA Corp.	107,532	3,978,684
Sierra Pacific Resources Corp.	215,629	2,740,645
TECO Energy Inc.	194,252	4,174,475
Wisconsin Energy Corp.	107,771	4,873,405
Xcel Energy Inc.	397,121	7,970,218

		238,883,939
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
AMETEK Inc.	98,338	4,643,520
Energizer Holdings Inc.(a)	52,987	3,872,820
General Cable Corp.(a)(b)	48,613	2,958,101
Hubbell Inc. Class B	51,625	2,058,289
Molex Inc.	124,860	3,047,833

		16,580,563

ELECTRONICS—2.07%
Agilent Technologies Inc.(a)	336,459	11,957,753
Amphenol Corp. Class A	161,637	7,254,269
Applied Biosystems Group	155,459	5,204,767
Arrow Electronics Inc.(a)	113,103	3,474,524
Avnet Inc.(a)	138,622	3,781,608
AVX Corp.	45,567	515,363
Dolby Laboratories Inc. Class A(a)	46,488	1,873,466
FLIR Systems Inc.(a)	126,564	5,134,701
Garmin Ltd.(b)	118,071	5,058,162
Gentex Corp.	131,622	1,900,622
Itron Inc.(a)	31,462	3,094,288
Jabil Circuit Inc.	192,789	3,163,667
Mettler-Toledo International Inc.(a)	32,016	3,037,038
National Instruments Corp.	52,212	1,481,254
PerkinElmer Inc.	109,127	3,039,187
Thomas & Betts Corp.(a)	53,589	2,028,344
Trimble Navigation Ltd.(a)	111,854	3,993,188
Vishay Intertechnology Inc.(a)	171,756	1,523,476
Waters Corp.(a)	92,264	5,951,028

		73,466,705
ENERGY - ALTERNATE SOURCES—0.16%
Covanta Holding Corp.(a)(b)	111,175	2,967,261
SunPower Corp. Class A(a)(b)	37,147	2,673,841

		5,641,102
ENGINEERING & CONSTRUCTION—1.79%
AECOM Technology Corp.(a)	93,314	3,035,504
Fluor Corp.	81,761	15,214,087
Foster Wheeler Ltd.(a)	132,858	9,718,563
Jacobs Engineering Group Inc.(a)	112,266	9,059,866
KBR Inc.	156,498	5,463,345
McDermott International Inc.(a)	208,734	12,918,547
Shaw Group Inc. (The)(a)(b)	76,410	4,721,374
URS Corp.(a)	77,805	3,265,476

		63,396,762
ENTERTAINMENT—0.45%
DreamWorks Animation SKG Inc. Class A(a)	73,640	2,195,208
International Game Technology Inc.	285,357	7,128,218
International Speedway Corp. Class A	29,890	1,166,607
Penn National Gaming Inc.(a)	68,354	2,197,581
Regal Entertainment Group Class A	73,563	1,124,043
Scientific Games Corp. Class A(a)(b)	59,499	1,762,360
Warner Music Group Corp.	51,538	367,981

		15,941,998
ENVIRONMENTAL CONTROL—0.44%
Allied Waste Industries Inc.(a)	350,760	4,426,591
Nalco Holding Co.	130,191	2,753,540
Republic Services Inc.	142,690	4,237,893
Stericycle Inc.(a)	79,467	4,108,444

		15,526,468
FOOD—2.36%
Campbell Soup Co.	201,172	6,731,215
ConAgra Foods Inc.	449,447	8,665,338
Corn Products International Inc.	68,320	3,355,195
Dean Foods Co.(a)	125,203	2,456,483

Del Monte Foods Co.	181,827	1,290,972
H.J. Heinz Co.	290,471	13,899,037
Hershey Co. (The)	141,676	4,644,139
Hormel Foods Corp.	65,503	2,267,059
J.M. Smucker Co. (The)	51,237	2,082,272
McCormick & Co. Inc. NVS	103,740	3,699,368
Safeway Inc.	403,704	11,525,749
Sara Lee Corp.	651,004	7,974,799
Smithfield Foods Inc.(a)	108,117	2,149,366
SUPERVALU Inc.	195,663	6,044,030
Tyson Foods Inc. Class A	257,250	3,843,315
Whole Foods Market Inc.	129,228	3,061,411

		83,689,748
FOREST PRODUCTS & PAPER—1.05%
Domtar Corp.(a)	452,491	2,466,076
International Paper Co.	394,141	9,183,485
MeadWestvaco Corp.	160,124	3,817,356
Plum Creek Timber Co. Inc.	157,713	6,735,922
Rayonier Inc.	72,294	3,069,603
Smurfit-Stone Container Corp.(a)	235,814	959,763
Temple-Inland Inc.	97,908	1,103,423
Weyerhaeuser Co.	194,716	9,957,776

		37,293,404
GAS—0.99%
AGL Resources Inc.	70,541	2,439,308
Atmos Energy Corp.	83,130	2,291,894
Energen Corp.	66,083	5,156,456
NiSource Inc.	252,735	4,529,011
Sempra Energy	230,740	13,025,273
Southern Union Co.	102,749	2,776,278
UGI Corp.	98,552	2,829,428
Vectren Corp.	70,379	2,196,529

		35,244,177
HAND & MACHINE TOOLS—0.41%
Black & Decker Corp. (The)	56,346	3,240,458
Kennametal Inc.	70,804	2,304,670
Lincoln Electric Holdings Inc.	39,378	3,099,049
Snap-On Inc.	53,136	2,763,603
Stanley Works (The)	72,244	3,238,699

		14,646,479
HEALTH CARE - PRODUCTS—2.27%
Advanced Medical Optics Inc.(a)	47,652	892,998
Beckman Coulter Inc.	57,953	3,913,566
C.R. Bard Inc.	91,502	8,047,601
Cooper Companies Inc. (The)	41,466	1,540,462
DENTSPLY International Inc.	137,187	5,048,482
Edwards Lifesciences Corp.(a)(b)	50,562	3,136,866
Gen-Probe Inc.(a)	49,775	2,363,317
Henry Schein Inc.(a)(b)	83,199	4,290,572
Hill-Rom Holdings Inc.	57,905	1,562,277
Hologic Inc.(a)	235,818	5,140,832
IDEXX Laboratories Inc.(a)	55,580	2,708,969
Intuitive Surgical Inc.(a)	35,675	9,610,845
Inverness Medical Innovations Inc.(a)	71,509	2,371,954
Kinetic Concepts Inc.(a)	52,861	2,109,683
Patterson Companies Inc.(a)	119,220	3,503,876
ResMed Inc.(a)	71,217	2,545,296
St. Jude Medical Inc.(a)	312,327	12,767,928
TECHNE Corp.(a)	35,617	2,756,400
Varian Medical Systems Inc.(a)	115,788	6,003,608

		80,315,532

HEALTH CARE - SERVICES—1.53%
Brookdale Senior Living Inc.	33,166	675,260
Community Health Systems Inc.(a)	88,697	2,925,227
Covance Inc.(a)	57,943	4,984,257
Coventry Health Care Inc.(a)	139,792	4,252,473
DaVita Inc.(a)	96,505	5,127,311
Health Management Associates Inc. Class A(a)	224,219	1,459,666
Health Net Inc.(a)	98,895	2,379,414
Humana Inc.(a)	155,962	6,202,609
Laboratory Corp. of America Holdings(a)(b)	102,583	7,142,854
LifePoint Hospitals Inc.(a)(b)	49,959	1,413,840
Lincare Holdings Inc.(a)	67,471	1,916,176
Pediatrix Medical Group Inc.(a)	43,483	2,140,668
Quest Diagnostics Inc.	145,814	7,067,605
Tenet Healthcare Corp.(a)	441,610	2,455,352
Universal Health Services Inc. Class B	43,501	2,750,133
WellCare Health Plans Inc.(a)	38,440	1,389,606

		54,282,451
HOLDING COMPANIES - DIVERSIFIED—0.37%
Leucadia National Corp.	163,654	7,681,919
Walter Industries Inc.	48,283	5,251,742

		12,933,661
HOME BUILDERS—0.43%
Centex Corp.	113,851	1,522,188
D.R. Horton Inc.	291,141	3,158,880
KB Home	69,600	1,178,328
Lennar Corp. Class A	125,652	1,550,546
M.D.C. Holdings Inc.	31,564	1,232,890
NVR Inc.(a)(b)	3,822	1,911,306
Pulte Homes Inc.	195,713	1,884,716
Thor Industries Inc.(b)	33,753	717,589
Toll Brothers Inc.(a)(b)	120,105	2,249,567

		15,406,010
HOME FURNISHINGS—0.18%
Harman International Industries Inc.	53,629	2,219,704
Whirlpool Corp.	69,242	4,274,309

		6,494,013
HOUSEHOLD PRODUCTS & WARES—0.71%
Avery Dennison Corp.	97,620	4,288,447
Church & Dwight Co. Inc.	61,272	3,452,677
Clorox Co. (The)	127,046	6,631,801
Fortune Brands Inc.	141,657	8,840,813
Jarden Corp.(a)(b)	62,637	1,142,499
Scotts Miracle-Gro Co. (The) Class A	39,842	700,024

		25,056,261
HOUSEWARES—0.15%
Newell Rubbermaid Inc.	255,219	4,285,127
Toro Co. (The)	34,528	1,148,747

		5,433,874
INSURANCE—4.95%
Alleghany Corp.(a)	4,699	1,560,303
Allied World Assurance Holdings Ltd.	45,022	1,783,772
American Financial Group Inc.	72,531	1,940,204
American National Insurance Co.	14,495	1,420,800

Aon Corp.	275,337	12,648,982
Arch Capital Group Ltd.(a)	45,187	2,996,802
Arthur J. Gallagher & Co.	85,532	2,061,321
Assurant Inc.	108,972	7,187,793
Axis Capital Holdings Ltd.	137,107	4,087,160
Brown & Brown Inc.	106,619	1,854,104
CIGNA Corp.	258,826	9,159,852
Cincinnati Financial Corp.	134,299	3,411,195
CNA Financial Corp.	25,292	636,094
Conseco Inc.(a)	170,198	1,688,364
Endurance Specialty Holdings Ltd.	48,156	1,482,723
Erie Indemnity Co. Class A	29,459	1,359,533
Everest Re Group Ltd.	57,082	4,550,006
Fidelity National Financial Inc.	197,157	2,484,178
First American Corp.	85,265	2,250,996
Genworth Financial Inc. Class A	398,976	7,105,763
Hanover Insurance Group Inc. (The)	47,372	2,013,310
HCC Insurance Holdings Inc.	106,270	2,246,548
Lincoln National Corp.	239,000	10,831,480
Markel Corp.(a)	9,160	3,361,720
Marsh & McLennan Companies Inc.	471,527	12,519,042
MBIA Inc.(b)	197,047	865,036
Mercury General Corp.	24,516	1,145,388
MGIC Investment Corp.	115,271	704,306
Nationwide Financial Services Inc. Class A	42,545	2,042,585
Old Republic International Corp.	212,465	2,515,586
OneBeacon Insurance Group Ltd.	22,280	391,460
PartnerRe Ltd.	50,026	3,458,297
Philadelphia Consolidated Holding Corp.(a)	52,735	1,791,408
Principal Financial Group Inc.	238,629	10,015,259
Progressive Corp. (The)	624,464	11,689,966
Protective Life Corp.	64,351	2,448,556
Reinsurance Group of America Inc.	27,382	1,191,665
RenaissanceRe Holdings Ltd.	59,459	2,656,034
Safeco Corp.	82,889	5,566,825
StanCorp Financial Group Inc.	45,128	2,119,211
Torchmark Corp.	82,771	4,854,519
Transatlantic Holdings Inc.	24,848	1,403,167
Unitrin Inc.	37,953	1,046,364
Unum Group	319,236	6,528,376
W.R. Berkley Corp.	132,144	3,192,599
Wesco Financial Corp.	1,223	467,186
White Mountains Insurance Group Ltd.	8,154	3,498,066
XL Capital Ltd. Class A	165,021	3,392,832

		175,626,736
INTERNET—1.27%
Akamai Technologies Inc.(a)(b)	155,065	5,394,711
Equinix Inc.(a)	30,135	2,688,645
Expedia Inc.(a)	191,285	3,515,818
F5 Networks Inc.(a)	75,489	2,145,397
HLTH Corp.(a)(b)	169,230	1,915,684
IAC/InterActiveCorp(a)	169,843	3,274,573
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	547,349	8,078,871
McAfee Inc.(a)	148,390	5,049,712
Priceline.com Inc.(a)	35,502	4,099,061
Sohu.com Inc.(a)	26,108	1,839,048
VeriSign Inc.(a)(b)	179,458	6,783,512
WebMD Health Corp. Class A(a)(b)	7,569	211,175

		44,996,207
INVESTMENT COMPANIES—0.19%
Allied Capital Corp.(b)	156,408	2,172,507
American Capital Strategies Ltd.(b)	187,009	4,445,204

		6,617,711

IRON & STEEL—1.05%
AK Steel Holding Corp.	103,239	7,123,491
Allegheny Technologies Inc.	93,188	5,524,185
Carpenter Technology Corp.	44,053	1,922,913
Cleveland-Cliffs Inc.	83,407	9,941,280
Reliance Steel & Aluminum Co.	57,796	4,455,494
Schnitzer Steel Industries Inc. Class A	19,886	2,278,936
Steel Dynamics Inc.	154,426	6,033,424

		37,279,723
LEISURE TIME—0.30%
Harley-Davidson Inc.	218,032	7,905,840
Royal Caribbean Cruises Ltd.(b)	127,097	2,855,870

		10,761,710
LODGING—0.81%
Boyd Gaming Corp.	52,427	658,483
Choice Hotels International Inc.	28,063	743,669
Marriott International Inc. Class A	272,420	7,148,301
MGM MIRAGE(a)	114,334	3,874,779
Orient-Express Hotels Ltd.	38,654	1,679,130
Starwood Hotels & Resorts Worldwide Inc.	172,072	6,894,925
Wyndham Worldwide Corp.	163,029	2,919,849
Wynn Resorts Ltd.(b)	56,794	4,620,192

		28,539,328
MACHINERY—1.71%
AGCO Corp.(a)	84,549	4,431,213
Bucyrus International Inc.	69,013	5,039,329
Cummins Inc.	187,214	12,266,261
Flowserve Corp.	53,101	7,258,907
Gardner Denver Inc.(a)	48,384	2,748,211
Graco Inc.	55,831	2,125,486
IDEX Corp.	75,875	2,795,235
Joy Global Inc.	99,778	7,566,166
Manitowoc Co. Inc. (The)	119,833	3,898,167
Rockwell Automation Inc.	135,252	5,914,570
Terex Corp.(a)	92,998	4,777,307
Zebra Technologies Corp. Class A(a)	59,924	1,955,919

		60,776,771
MANUFACTURING—3.32%
AptarGroup Inc.	62,686	2,629,678
Brink’s Co. (The)	37,392	2,446,185
Carlisle Companies Inc.	56,241	1,630,989
Cooper Industries Ltd.	160,388	6,335,326
Crane Co.	46,733	1,800,622
Donaldson Co. Inc.	71,801	3,205,197
Dover Corp.	174,546	8,442,790
Eastman Kodak Co.	265,648	3,833,301
Eaton Corp.	151,713	12,891,054
Harsco Corp.	77,664	4,225,698
Ingersoll-Rand Co. Ltd. Class A	288,801	10,809,821
ITT Industries Inc.	167,461	10,605,305
Leggett & Platt Inc.	153,308	2,570,975
Pall Corp.	113,057	4,486,102
Parker Hannifin Corp.	154,598	11,025,929
Pentair Inc.	91,334	3,198,517
Roper Industries Inc.	82,408	5,429,039
SPX Corp.	49,224	6,484,278

Teleflex Inc.	36,503	2,029,202
Textron Inc.	229,727	11,010,815
Trinity Industries Inc.	74,607	2,588,117

		117,678,940
MEDIA—2.44%
Cablevision Systems Corp.(a)	204,314	4,617,496
CBS Corp. Class B	543,583	10,594,433
Central European Media Enterprises Ltd.(a)	33,192	3,004,872
CTC Media Inc.(a)	48,519	1,196,479
Discovery Holding Co. Class A(a)	259,212	5,692,296
Dish Network Corp. Class A(a)	187,992	5,504,406
E.W. Scripps Co. (The) Class A	80,673	3,351,156
Gannett Co. Inc.	210,780	4,567,603
Hearst-Argyle Television Inc.	21,028	403,738
John Wiley & Sons Inc. Class A	37,121	1,671,559
Liberty Global Inc. Class A(a)(b)	302,995	9,523,133
Liberty Media Corp. - Liberty Capital Group Series A(a)	119,054	1,714,378
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	476,216	11,538,714
McGraw-Hill Companies Inc. (The)	296,145	11,881,337
Meredith Corp.	36,333	1,027,861
New York Times Co. (The) Class A(b)	132,520	2,039,483
Sirius Satellite Radio Inc.(a)(b)	1,381,928	2,653,302
Washington Post Co. (The) Class B	5,670	3,327,723
XM Satellite Radio Holdings Inc. Class A(a)	294,480	2,308,723

		86,618,692
METAL FABRICATE & HARDWARE—0.58%
Commercial Metals Co.	105,181	3,965,324
Precision Castparts Corp.	128,389	12,372,848
Timken Co. (The)	76,126	2,507,590
Valmont Industries Inc.	17,439	1,818,713

		20,664,475
MINING—0.25%
Century Aluminum Co.(a)	27,106	1,802,278
Titanium Metals Corp.	78,917	1,104,049
Vulcan Materials Co.(b)	100,874	6,030,248

		8,936,575
OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.	191,321	6,524,046
Xerox Corp.	828,729	11,237,565

		17,761,611
OFFICE FURNISHINGS—0.02%
Steelcase Inc. Class A	57,153	573,245

		573,245
OIL & GAS—6.62%
Atwood Oceanics Inc.(a)	25,755	3,202,377
Cabot Oil & Gas Corp.	90,281	6,114,732
Cimarex Energy Co.	76,365	5,320,350
CNX Gas Corp.(a)	25,460	1,070,338
Continental Resources Inc.(a)	27,428	1,901,309
Denbury Resources Inc.(a)	226,735	8,275,827
Diamond Offshore Drilling Inc.	63,390	8,820,085
Encore Acquisition Co.(a)	49,125	3,693,709
ENSCO International Inc.	133,043	10,741,892
Forest Oil Corp.(a)	81,801	6,094,174
Frontier Oil Corp.	95,811	2,290,841
Helmerich & Payne Inc.	96,160	6,925,443
Holly Corp.	39,350	1,452,802

Mariner Energy Inc.(a)	80,922	2,991,686
Murphy Oil Corp.	175,103	17,168,849
Nabors Industries Ltd.(a)(b)	259,474	12,773,905
Newfield Exploration Co.(a)	121,433	7,923,503
Noble Corp.	247,719	16,091,826
Noble Energy Inc.	158,731	15,961,989
Patterson-UTI Energy Inc.	142,343	5,130,042
Petrohawk Energy Corp.(a)	200,954	9,306,180
Pioneer Natural Resources Co.	110,182	8,625,047
Plains Exploration & Production Co.(a)	99,083	7,230,087
Pride International Inc.(a)	154,629	7,312,405
Quicksilver Resources Inc.(a)	95,440	3,687,802
Range Resources Corp.	142,241	9,322,475
Rowan Companies Inc.	103,794	4,852,369
SandRidge Energy Inc.(a)	85,025	5,490,914
Southwestern Energy Co.(a)	315,188	15,006,101
St. Mary Land & Exploration Co.	56,701	3,665,153
Sunoco Inc.	107,702	4,382,394
Tesoro Corp.	126,942	2,509,643
Unit Corp.(a)	43,462	3,606,042
W&T Offshore Inc.	27,329	1,599,020
Whiting Petroleum Corp.(a)	39,004	4,137,544

		234,678,855
OIL & GAS SERVICES—2.25%
BJ Services Co.	270,864	8,651,396
Cameron International Corp.(a)	199,699	11,053,340
Dresser-Rand Group Inc.(a)	79,273	3,099,574
Exterran Holdings Inc.(a)	60,495	4,324,788
FMC Technologies Inc.(a)	118,032	9,080,202
Global Industries Ltd.(a)	106,258	1,905,206
Helix Energy Solutions Group Inc.(a)	84,489	3,518,122
Hercules Offshore Inc.(a)	81,903	3,113,952
Key Energy Services Inc.(a)	115,488	2,242,777
Oceaneering International Inc.(a)	50,803	3,914,371
Oil States International Inc.(a)	45,661	2,896,734
SEACOR Holdings Inc.(a)	20,241	1,811,772
Smith International Inc.	185,169	15,394,951
Superior Energy Services Inc.(a)	74,416	4,103,298
Tetra Technologies Inc.(a)	68,747	1,629,991
Tidewater Inc.	48,206	3,134,836

		79,875,310
PACKAGING & CONTAINERS—0.81%
Ball Corp.	90,121	4,302,377
Bemis Co. Inc.	91,849	2,059,255
Crown Holdings Inc.(a)	147,942	3,845,013
Greif Inc. Class A	30,714	1,966,617
Owens-Illinois Inc.(a)	153,673	6,406,627
Packaging Corp. of America	95,688	2,058,249
Pactiv Corp.(a)	120,544	2,559,149
Sealed Air Corp.	147,606	2,805,990
Sonoco Products Co.	91,708	2,838,363

		28,841,640
PHARMACEUTICALS—2.57%
Allergan Inc.	281,117	14,632,140
AmerisourceBergen Corp.	148,405	5,934,716
Amylin Pharmaceuticals Inc.(a)(b)	126,339	3,207,747
APP Pharmaceuticals Inc.(a)	25,745	430,456
Barr Pharmaceuticals Inc.(a)	99,600	4,489,968
BioMarin Pharmaceutical Inc.(a)	90,833	2,632,340
Cephalon Inc.(a)	62,441	4,164,190

Endo Pharmaceuticals Holdings Inc.(a)	110,821	2,680,760
Express Scripts Inc.(a)	193,982	12,166,551
Forest Laboratories Inc.(a)	280,894	9,758,258
Herbalife Ltd.	60,017	2,325,659
Hospira Inc.(a)	146,639	5,881,690
ImClone Systems Inc.(a)	55,597	2,249,455
King Pharmaceuticals Inc.(a)	227,311	2,379,946
Mylan Inc.(a)(b)	280,613	3,386,999
NBTY Inc.(a)	50,000	1,603,000
Omnicare Inc.	98,210	2,575,066
Perrigo Co.	71,799	2,281,054
Sepracor Inc.(a)	99,342	1,978,893
VCA Antech Inc.(a)	77,748	2,159,839
Warner Chilcott Ltd. Class A(a)	84,605	1,434,055
Watson Pharmaceuticals Inc.(a)	96,264	2,615,493

		90,968,275
PIPELINES—1.68%
El Paso Corp.	647,335	14,073,063
Equitable Resources Inc.	120,622	8,330,155
National Fuel Gas Co.	74,884	4,454,100
ONEOK Inc.	96,110	4,693,051
Questar Corp.	159,720	11,346,509
Spectra Energy Corp.	583,400	16,766,916

		59,663,794
REAL ESTATE—0.28%
CB Richard Ellis Group Inc. Class A(a)	158,198	3,037,402
Forest City Enterprises Inc. Class A	68,411	2,204,202
Jones Lang LaSalle Inc.	29,354	1,766,817
St. Joe Co. (The)(b)	85,228	2,925,025

		9,933,446
REAL ESTATE INVESTMENT TRUSTS—4.91%
Alexandria Real Estate Equities Inc.	29,568	2,878,149
AMB Property Corp.	90,307	4,549,667
Annaly Capital Management Inc.	495,607	7,686,865
Apartment Investment and Management Co. Class A	82,716	2,817,307
AvalonBay Communities Inc.	70,948	6,325,724
Boston Properties Inc.	110,329	9,953,882
Brandywine Realty Trust	80,746	1,272,557
BRE Properties Inc. Class A	44,381	1,920,810
Camden Property Trust	48,990	2,168,297
CapitalSource Inc.(b)	149,452	1,655,928
CBL & Associates Properties Inc.	61,126	1,396,118
Developers Diversified Realty Corp.	110,405	3,832,158
Digital Realty Trust Inc.	60,913	2,491,951
Douglas Emmett Inc.	111,786	2,455,938
Duke Realty Corp.	135,199	3,035,218
Equity Residential	249,322	9,541,553
Essex Property Trust Inc.	23,527	2,505,625
Federal Realty Investment Trust	54,186	3,738,834
General Growth Properties Inc.	209,071	7,323,757
HCP Inc.	216,501	6,886,897
Health Care REIT Inc.	82,768	3,683,176
Hospitality Properties Trust	86,590	2,117,991
Host Hotels & Resorts Inc.	481,340	6,570,291
HRPT Properties Trust	207,791	1,406,745
iStar Financial Inc.	123,886	1,636,534
Kilroy Realty Corp.	30,164	1,418,613
Kimco Realty Corp.	198,763	6,861,299
Liberty Property Trust	85,461	2,833,032
Macerich Co. (The)	68,892	4,280,260

Mack-Cali Realty Corp.	60,542	2,068,720
Nationwide Health Properties Inc.	88,816	2,796,816
ProLogis(b)	241,625	13,132,319
Public Storage	116,613	9,421,164
Regency Centers Corp.	64,453	3,810,461
SL Green Realty Corp.	53,798	4,450,171
Taubman Centers Inc.	48,676	2,368,087
UDR Inc.	118,191	2,645,115
Ventas Inc.	120,868	5,145,351
Vornado Realty Trust	125,428	11,037,664
Weingarten Realty Investors	68,553	2,078,527

		174,199,571
RETAIL—5.14%
Abercrombie & Fitch Co. Class A	79,673	4,993,903
Advance Auto Parts Inc.	87,823	3,410,167
American Eagle Outfitters Inc.	159,522	2,174,285
AnnTaylor Stores Corp.(a)	54,411	1,303,688
AutoNation Inc.(a)(b)	105,976	1,061,880
AutoZone Inc.(a)	37,905	4,586,884
Barnes & Noble Inc.	33,341	828,190
Bed Bath & Beyond Inc.(a)	238,647	6,705,981
Big Lots Inc.(a)(b)	75,004	2,343,125
BJ’s Wholesale Club Inc.(a)	55,067	2,131,093
Brinker International Inc.	93,325	1,763,842
Burger King Holdings Inc.	73,928	1,980,531
CarMax Inc.(a)(b)	201,562	2,860,165
Chipotle Mexican Grill Inc. Class A(a)	30,397	2,511,400
Copart Inc.(a)	61,704	2,642,165
Darden Restaurants Inc.	129,085	4,122,975
Dick’s Sporting Goods Inc.(a)	79,425	1,408,999
Dollar Tree Inc.(a)	82,944	2,711,439
Family Dollar Stores Inc.	128,758	2,567,435
Foot Locker Inc.	142,655	1,776,055
GameStop Corp. Class A(a)	150,482	6,079,473
Gap Inc. (The)	448,688	7,479,629
J.C. Penney Co. Inc.	204,452	7,419,563
Kohl’s Corp.(a)	284,732	11,400,669
Limited Brands Inc.	262,538	4,423,765
Macy’s Inc.	388,364	7,542,029
MSC Industrial Direct Co. Inc. Class A	40,796	1,799,512
Nordstrom Inc.	167,729	5,082,189
Office Depot Inc.(a)	251,722	2,753,839
OfficeMax Inc.	69,969	972,569
O’Reilly Automotive Inc.(a)	106,439	2,378,912
Panera Bread Co. Class A(a)(b)	24,448	1,130,964
Penske Automotive Group Inc.	37,532	553,222
PetSmart Inc.	117,349	2,341,113
RadioShack Corp.	120,926	1,483,762
Rite Aid Corp.(a)(b)	468,476	744,877
Ross Stores Inc.	122,848	4,363,561
Saks Inc.(a)	133,065	1,461,054
Sears Holdings Corp.(a)	54,387	4,006,146
Starbucks Corp.(a)	670,999	10,561,524
Tiffany & Co.(b)	116,216	4,735,802
Tim Hortons Inc.	170,247	4,884,386
TJX Companies Inc. (The)	391,449	12,318,900
Urban Outfitters Inc.(a)(b)	104,651	3,264,065
Wendy’s International Inc.	72,466	1,972,525
Williams-Sonoma Inc.	87,260	1,731,238
Yum! Brands Inc.	436,640	15,321,698

		182,091,188

SAVINGS & LOANS—0.88%
Astoria Financial Corp.	77,570	1,557,606
Capitol Federal Financial	20,277	762,618
Hudson City Bancorp Inc.	478,483	7,981,096
New York Community Bancorp Inc.	315,982	5,637,119
People’s United Financial Inc.	318,888	4,974,653
Sovereign Bancorp Inc.	408,951	3,009,879
TFS Financial Corp.	95,866	1,111,087
Washington Federal Inc.	80,918	1,464,616
Washington Mutual Inc.	970,398	4,784,062

		31,282,736
SEMICONDUCTORS—3.68%
Advanced Micro Devices Inc.(a)(b)	559,100	3,259,553
Altera Corp.	276,322	5,719,865
Analog Devices Inc.	267,408	8,495,552
Atmel Corp.(a)	410,658	1,429,090
Broadcom Corp. Class A(a)	473,843	12,931,175
Cree Inc.(a)(b)	82,646	1,885,155
Cypress Semiconductor Corp.(a)	138,772	3,434,607
Fairchild Semiconductor International Inc. Class A(a)	114,823	1,346,874
Integrated Device Technology Inc.(a)	157,879	1,569,317
International Rectifier Corp.(a)	66,839	1,283,309
Intersil Corp. Class A	114,085	2,774,547
KLA-Tencor Corp.	156,745	6,381,089
Lam Research Corp.(a)	115,195	4,164,299
Linear Technology Corp.	204,494	6,660,370
LSI Corp.(a)	587,539	3,607,489
Marvell Technology Group Ltd.(a)	447,080	7,895,433
MEMC Electronic Materials Inc.(a)	209,910	12,917,861
Microchip Technology Inc.	170,473	5,206,245
Micron Technology Inc.(a)	701,263	4,207,578
National Semiconductor Corp.	223,525	4,591,203
Novellus Systems Inc.(a)	92,046	1,950,455
NVIDIA Corp.(a)	511,300	9,571,536
ON Semiconductor Corp.(a)	365,603	3,352,580
QLogic Corp.(a)	122,186	1,782,694
Rambus Inc.(a)	96,252	1,835,526
Silicon Laboratories Inc.(a)	44,894	1,620,224
Teradyne Inc.(a)	158,143	1,750,643
Varian Semiconductor Equipment Associates Inc.(a)	68,343	2,379,703
Xilinx Inc.	257,397	6,499,274

		130,503,246
SOFTWARE—3.79%
Activision Inc.(a)	273,512	9,318,554
ANSYS Inc.(a)	72,284	3,406,022
Autodesk Inc.(a)	205,941	6,962,865
BMC Software Inc.(a)	176,048	6,337,728
Broadridge Financial Solutions Inc.	129,103	2,717,618
CA Inc.	357,966	8,265,435
Cerner Corp.(a)(b)	62,304	2,814,895
Citrix Systems Inc.(a)	169,163	4,975,084
Compuware Corp.(a)	241,168	2,300,743
Dun & Bradstreet Corp. (The)	51,437	4,507,939
Electronic Arts Inc.(a)	293,485	13,039,539
Fidelity National Information Services Inc.	179,839	6,637,858
Fiserv Inc.(a)	151,101	6,855,452
Global Payments Inc.	73,321	3,416,759
IMS Health Inc.	167,138	3,894,315
Intuit Inc.(a)	295,873	8,157,219
Metavante Technologies Inc.(a)	82,760	1,872,031
MSCI Inc. Class A(a)	40,562	1,471,995

NAVTEQ Corp.(a)	91,216	7,023,632
Novell Inc.(a)	324,542	1,911,552
Nuance Communications Inc.(a)	158,876	2,489,587
Paychex Inc.	298,265	9,329,729
Red Hat Inc.(a)	175,708	3,635,399
Salesforce.com Inc.(a)	96,904	6,611,760
SEI Investments Co.	124,112	2,919,114
Total System Services Inc.	150,697	3,348,487

		134,221,311
TELECOMMUNICATIONS—3.28%
ADC Telecommunications Inc.(a)	108,471	1,602,117
Amdocs Ltd.(a)	181,104	5,328,080
American Tower Corp. Class A(a)	365,524	15,443,389
CenturyTel Inc.	97,194	3,459,134
Ciena Corp.(a)(b)	80,244	1,859,253
Citizens Communications Co.	298,854	3,389,004
Clearwire Corp. Class A(a)(b)	61,903	802,263
CommScope Inc.(a)	64,375	3,397,069
Crown Castle International Corp.(a)	260,313	10,081,923
EchoStar Corp.(a)	38,634	1,206,153
Embarq Corp.	135,990	6,428,247
Harris Corp.	124,151	6,268,384
JDS Uniphase Corp.(a)	207,051	2,352,099
Juniper Networks Inc.(a)	483,848	10,731,749
Leap Wireless International Inc.(a)(b)	48,513	2,094,306
Level 3 Communications Inc.(a)(b)	1,430,412	4,219,715
MetroPCS Communications Inc.(a)	224,528	3,976,391
NeuStar Inc. Class A(a)	71,482	1,541,152
NII Holdings Inc. Class B(a)	154,446	7,334,641
Qwest Communications International Inc.	1,386,288	5,448,112
SBA Communications Corp.(a)(b)	100,156	3,606,618
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	95,844	4,530,546
Tellabs Inc.(a)	366,304	1,703,314
United States Cellular Corp.(a)	15,416	871,775
Virgin Media Inc.	270,958	3,687,738
Windstream Corp.	412,262	5,087,313

		116,450,485
TEXTILES—0.18%
Cintas Corp.	121,395	3,218,181
Mohawk Industries Inc.(a)(b)	51,443	3,297,496

		6,515,677
TOYS, GAMES & HOBBIES—0.28%
Hasbro Inc.	113,595	4,057,613
Mattel Inc.	333,580	5,710,890

		9,768,503
TRANSPORTATION—1.23%
Alexander & Baldwin Inc.	38,072	1,734,180
C.H. Robinson Worldwide Inc.	157,194	8,620,519
Con-way Inc.	42,025	1,986,101
Expeditors International Washington Inc.	196,592	8,453,456
Frontline Ltd.(b)	44,895	3,132,773
J.B. Hunt Transport Services Inc.	75,180	2,501,990
Kansas City Southern Industries Inc.(a)(b)	71,719	3,154,919
Kirby Corp.(a)	49,713	2,386,224
Landstar System Inc.	48,607	2,684,079
Overseas Shipholding Group Inc.	22,509	1,789,916
Ryder System Inc.	52,994	3,650,227
Teekay Corp.	39,545	1,786,643
UTi Worldwide Inc.	91,725	1,829,914

		43,710,941

TRUCKING & LEASING—0.05%
GATX Corp.	42,307	1,875,469

		1,875,469
WATER—0.09%
American Water Works Co. Inc.(a)	58,250	1,291,985
Aqua America Inc.	123,170	1,967,025

		3,259,010

TOTAL COMMON STOCKS
(Cost: $3,660,231,848)		3,529,277,901

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.27%

MONEY MARKET FUNDS—5.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	4,567,262	4,567,262
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	182,266,707	182,266,707

		186,833,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $186,833,969)		186,833,969

TOTAL INVESTMENTS IN SECURITIES—104.80%
(Cost: $3,847,065,817)		3,716,111,870
Other Assets, Less Liabilities—(4.80)%		(170,227,170)

NET ASSETS—100.00%		$3,545,884,700

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.34%
Clear Channel Outdoor Holdings Inc. Class A(a)	46,403	$827,365
Interpublic Group of Companies Inc. (The)(a)	592,827	5,098,312
Lamar Advertising Co.(a)(b)	112,904	4,067,931

		9,993,608
AEROSPACE & DEFENSE—1.28%
Alliant Techsystems Inc.(a)	20,971	2,132,331
BE Aerospace Inc.(a)	127,019	2,958,273
Goodrich Corp.	183,534	8,710,524
L-3 Communications Holdings Inc.	139,506	12,676,910
Rockwell Collins Inc.	235,879	11,312,757

		37,790,795
AGRICULTURE—0.31%
Lorillard Inc.(a)	133,736	9,249,182

		9,249,182
AIRLINES—0.10%
AMR Corp.(a)(b)	184,123	942,710
Copa Holdings SA Class A	32,098	903,880
Delta Air Lines Inc.(a)	216,793	1,235,720

		3,082,310
APPAREL—0.98%
Coach Inc.(a)	499,780	14,433,646
Guess? Inc.	88,502	3,314,400
Hanesbrands Inc.(a)	138,037	3,746,324
Phillips-Van Heusen Corp.	66,035	2,418,202
Polo Ralph Lauren Corp.	81,920	5,142,938

		29,055,510
AUTO MANUFACTURERS—0.05%
Oshkosh Corp.	76,213	1,576,847

		1,576,847
AUTO PARTS & EQUIPMENT—0.51%
BorgWarner Inc.	148,737	6,600,948
Goodyear Tire & Rubber Co. (The)(a)	226,985	4,047,143
WABCO Holdings Inc.	96,248	4,471,682

		15,119,773
BANKS—0.68%
Northern Trust Corp.	291,253	19,971,218

		19,971,218
BEVERAGES—0.33%
Brown-Forman Corp. Class B	90,258	6,820,797
Hansen Natural Corp.(a)(b)	106,217	3,061,174

		9,881,971

BIOTECHNOLOGY—0.84%
Abraxis BioScience Inc.(a)	10,098	640,819
Charles River Laboratories International Inc.(a)	45,385	2,901,009
Illumina Inc.(a)	83,273	7,253,911
Invitrogen Corp.(a)(b)	41,231	1,618,729
Millipore Corp.(a)	80,847	5,486,277
Vertex Pharmaceuticals Inc.(a)	206,275	6,904,024

		24,804,769
BUILDING MATERIALS—0.37%
Eagle Materials Inc.	56,804	1,438,845
Lennox International Inc.	68,448	1,982,254
Martin Marietta Materials Inc.(b)	56,155	5,817,096
USG Corp.(a)	54,386	1,608,194

		10,846,389
CHEMICALS—2.81%
Airgas Inc.	121,498	7,094,268
Albemarle Corp.	134,215	5,356,521
Celanese Corp. Class A	192,752	8,801,056
CF Industries Holdings Inc.	82,534	12,611,195
Chemtura Corp.	28,778	168,064
Ecolab Inc.	256,052	11,007,675
FMC Corp.	42,491	3,290,503
Huntsman Corp.	25,712	293,117
International Flavors & Fragrances Inc.	118,128	4,614,080
Intrepid Potash Inc.(a)	28,662	1,885,386
PPG Industries Inc.	26,482	1,519,272
Rohm and Haas Co.	164,286	7,629,442
Sherwin-Williams Co. (The)	147,674	6,782,667
Sigma-Aldrich Corp.	99,689	5,369,250
Terra Industries Inc.	134,092	6,617,440
Valhi Inc.	3,330	90,742

		83,130,678
COAL—2.69%
Alpha Natural Resources Inc.(a)	103,169	10,759,495
Arch Coal Inc.	211,089	15,838,008
CONSOL Energy Inc.	267,923	30,106,508
Foundation Coal Holdings Inc.	66,567	5,896,505
Massey Energy Co.	118,239	11,084,906
Patriot Coal Corp.(a)	39,259	6,018,012

		79,703,434
COMMERCIAL SERVICES—3.43%
Alliance Data Systems Corp.(a)	116,355	6,579,875
Apollo Group Inc. Class A(a)	198,528	8,786,849
ChoicePoint Inc.(a)	89,943	4,335,253
Corporate Executive Board Co. (The)	50,042	2,104,266
Corrections Corp. of America(a)	162,556	4,465,413
DeVry Inc.	89,909	4,820,921
Equifax Inc.	101,301	3,405,740
FTI Consulting Inc.(a)	73,598	5,038,519
Genpact Ltd.(a)	84,775	1,264,843
H&R Block Inc.	477,455	10,217,537
Hertz Global Holdings Inc.(a)	26,048	250,061
Hewitt Associates Inc. Class A(a)	142,928	5,478,430
Hillenbrand Inc.	91,617	1,960,604
Iron Mountain Inc.(a)	262,562	6,971,021
ITT Educational Services Inc.(a)	56,981	4,708,340
Manpower Inc.	8,852	515,540
Monster Worldwide Inc.(a)(b)	175,456	3,616,148
Morningstar Inc.(a)	23,672	1,705,094

Pharmaceutical Product Development Inc.	156,778	6,725,776
Quanta Services Inc.(a)	196,011	6,521,286
Robert Half International Inc.	209,742	5,027,516
SAIC Inc.(a)	45,446	945,731
Strayer Education Inc.	20,857	4,360,573
Weight Watchers International Inc.	44,942	1,600,385

		101,405,721
COMPUTERS—2.36%
Affiliated Computer Services Inc. Class A(a)	36,472	1,950,887
Brocade Communications Systems Inc.(a)	77,812	641,171
Cognizant Technology Solutions Corp.(a)	422,983	13,751,177
Diebold Inc.	80,709	2,871,626
DST Systems Inc.(a)(b)	53,265	2,932,238
FactSet Research Systems Inc.	62,658	3,531,405
IHS Inc. Class A(a)	63,534	4,421,966
NCR Corp.(a)	221,459	5,580,767
NetApp Inc.(a)(b)	504,098	10,918,763
SanDisk Corp.(a)(b)	64,964	1,214,827
Seagate Technology	344,244	6,585,388
Teradata Corp.(a)	129,209	2,989,896
Unisys Corp.(a)	288,046	1,137,782
Western Digital Corp.(a)	324,882	11,218,175

		69,746,068
COSMETICS & PERSONAL CARE—1.06%
Alberto-Culver Co.	16,585	435,688
Avon Products Inc.	625,373	22,525,935
Bare Escentuals Inc.(a)(b)	88,997	1,666,914
Estee Lauder Companies Inc. (The) Class A	143,658	6,672,914

		31,301,451
DISTRIBUTION & WHOLESALE—0.92%
Central European Distribution Corp.(a)	55,426	4,109,838
Fastenal Co.	189,501	8,178,863
LKQ Corp.(a)	198,789	3,592,117
Tech Data Corp.(a)	11,019	373,434
W.W. Grainger Inc.	112,271	9,183,768
WESCO International Inc.(a)	45,310	1,814,212

		27,252,232
DIVERSIFIED FINANCIAL SERVICES—3.37%
Affiliated Managers Group Inc.(a)	60,064	5,409,364
E*TRADE Financial Corp.(a)(b)	109,207	342,910
Eaton Vance Corp.	150,359	5,978,274
Federated Investors Inc. Class B	128,054	4,407,619
GLG Partners Inc.	72,015	561,717
IntercontinentalExchange Inc.(a)	103,550	11,804,700
Invesco Ltd.	71,681	1,718,910
Investment Technology Group Inc.(a)	58,711	1,964,470
Janus Capital Group Inc.	222,160	5,880,575
Lazard Ltd. Class A	75,936	2,593,214
MF Global Ltd.(a)	65,885	415,734
NASDAQ OMX Group Inc. (The)(a)	108,107	2,870,241
NYMEX Holdings Inc.	139,084	11,749,816
SLM Corp.(a)	606,962	11,744,715
T. Rowe Price Group Inc.	380,550	21,489,658
TD Ameritrade Holding Corp.(a)	356,738	6,453,390
Waddell & Reed Financial Inc. Class A	127,200	4,453,272

		99,838,579
ELECTRIC—3.74%
AES Corp. (The)(a)	984,203	18,906,540
Allegheny Energy Inc.	246,572	12,355,723

Calpine Corp.(a)	519,503	11,719,988
CenterPoint Energy Inc.	304,913	4,893,854
Constellation Energy Group Inc.	239,134	19,632,901
DPL Inc.	12,836	338,614
Mirant Corp.(a)(b)	194,460	7,613,109
NRG Energy Inc.(a)	130,509	5,598,836
PPL Corp.	546,810	28,581,759
Sierra Pacific Resources Corp.	90,627	1,151,869

		110,793,193
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
AMETEK Inc.	156,562	7,392,858
Energizer Holdings Inc.(a)	84,365	6,166,238
General Cable Corp.(a)	77,393	4,709,364
Hubbell Inc. Class B	35,835	1,428,741
Molex Inc.	56,262	1,373,355

		21,070,556
ELECTRONICS—3.27%
Agilent Technologies Inc.(a)	534,812	19,007,218
Amphenol Corp. Class A	257,331	11,549,015
Applied Biosystems Group	247,506	8,286,501
Arrow Electronics Inc.(a)	12,246	376,197
Avnet Inc.(a)	96,665	2,637,021
AVX Corp.	6,024	68,131
Dolby Laboratories Inc. Class A(a)	74,008	2,982,522
FLIR Systems Inc.(a)	201,493	8,174,571
Garmin Ltd.(b)	187,979	8,053,020
Gentex Corp.	209,556	3,025,989
Itron Inc.(a)	50,100	4,927,335
Jabil Circuit Inc.	147,949	2,427,843
Mettler-Toledo International Inc.(a)	50,967	4,834,730
National Instruments Corp.	83,134	2,358,512
PerkinElmer Inc.	77,660	2,162,831
Trimble Navigation Ltd.(a)	178,086	6,357,670
Waters Corp.(a)	146,898	9,474,921

		96,704,027
ENERGY - ALTERNATE SOURCES—0.30%
Covanta Holding Corp.(a)(b)	177,002	4,724,183
SunPower Corp. Class A(a)(b)	59,142	4,257,041

		8,981,224
ENGINEERING & CONSTRUCTION—3.19%
AECOM Technology Corp.(a)	132,966	4,325,384
Fluor Corp.	130,004	24,191,144
Foster Wheeler Ltd.(a)	211,106	15,442,404
Jacobs Engineering Group Inc.(a)	178,360	14,393,652
KBR Inc.	202,057	7,053,810
McDermott International Inc.(a)	331,831	20,537,021
Shaw Group Inc. (The)(a)	121,654	7,517,001
URS Corp.(a)	22,298	935,847

		94,396,263
ENTERTAINMENT—0.72%
DreamWorks Animation SKG Inc. Class A(a)	117,250	3,495,222
International Game Technology Inc.	454,320	11,348,914
Penn National Gaming Inc.(a)	108,826	3,498,756
Scientific Games Corp. Class A(a)(b)	94,718	2,805,547
Warner Music Group Corp.	20,678	147,641

		21,296,080

ENVIRONMENTAL CONTROL—0.57%
Nalco Holding Co.	191,969	4,060,144
Republic Services Inc.	210,360	6,247,692
Stericycle Inc.(a)	126,510	6,540,567

		16,848,403
FOOD—1.09%
Campbell Soup Co.	159,822	5,347,644
Dean Foods Co.(a)	155,075	3,042,572
H.J. Heinz Co.	256,663	12,281,325
Hershey Co. (The)	113,675	3,726,267
McCormick & Co. Inc. NVS	61,777	2,202,968
Tyson Foods Inc. Class A	45,456	679,113
Whole Foods Market Inc.	205,744	4,874,075

		32,153,964
FOREST PRODUCTS & PAPER—0.14%
Plum Creek Timber Co. Inc.	81,849	3,495,771
Rayonier Inc.	14,152	600,894

		4,096,665
GAS—0.05%
Energen Corp.	19,890	1,552,017

		1,552,017
HAND & MACHINE TOOLS—0.14%
Kennametal Inc.	23,792	774,430
Lincoln Electric Holdings Inc.	42,750	3,364,425

		4,138,855
HEALTH CARE - PRODUCTS—3.90%
Advanced Medical Optics Inc.(a)	65,393	1,225,465
Beckman Coulter Inc.	74,545	5,034,024
C.R. Bard Inc.	145,332	12,781,949
DENTSPLY International Inc.	218,413	8,037,598
Edwards Lifesciences Corp.(a)(b)	80,496	4,993,972
Gen-Probe Inc.(a)	79,246	3,762,600
Henry Schein Inc.(a)(b)	122,921	6,339,036
Hill-Rom Holdings Inc.	12,440	335,631
Hologic Inc.(a)	187,725	4,092,405
IDEXX Laboratories Inc.(a)	88,483	4,312,661
Intuitive Surgical Inc.(a)	56,675	15,268,245
Inverness Medical Innovations Inc.(a)	57,609	1,910,891
Kinetic Concepts Inc.(a)	82,941	3,310,175
Patterson Companies Inc.(a)	189,814	5,578,633
ResMed Inc.(a)	113,383	4,052,308
St. Jude Medical Inc.(a)	496,487	20,296,389
TECHNE Corp.(a)	56,698	4,387,858
Varian Medical Systems Inc.(a)	184,343	9,558,185

		115,278,025
HEALTH CARE - SERVICES—1.87%
Community Health Systems Inc.(a)	31,775	1,047,940
Covance Inc.(a)	92,247	7,935,087
Coventry Health Care Inc.(a)	45,399	1,381,038
DaVita Inc.(a)	127,834	6,791,820
Health Management Associates Inc. Class A(a)	236,323	1,538,463
Health Net Inc.(a)	8,499	204,486

Humana Inc.(a)	141,035	5,608,962
Laboratory Corp. of America Holdings(a)	163,322	11,372,111
Lincare Holdings Inc.(a)	97,696	2,774,566
Pediatrix Medical Group Inc.(a)	59,195	2,914,170
Quest Diagnostics Inc.	190,595	9,238,140
Tenet Healthcare Corp.(a)	397,946	2,212,580
WellCare Health Plans Inc.(a)	61,194	2,212,163

		55,231,526

HOLDING COMPANIES - DIVERSIFIED—0.28%
Walter Industries Inc.	76,875	8,361,694

		8,361,694
HOME BUILDERS—0.04%
NVR Inc.(a)(b)	476	238,038
Pulte Homes Inc.	72,601	699,148
Thor Industries Inc.(b)	15,433	328,106

		1,265,292
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	63,693	2,636,253

		2,636,253
HOUSEHOLD PRODUCTS & WARES—0.33%
Church & Dwight Co. Inc.	97,559	5,497,450
Clorox Co. (The)	62,503	3,262,657
Scotts Miracle-Gro Co. (The) Class A	49,979	878,131

		9,638,238
HOUSEWARES—0.06%
Toro Co. (The)	54,969	1,828,819

		1,828,819
INSURANCE—0.21%
Axis Capital Holdings Ltd.	50,860	1,516,137
Brown & Brown Inc.	40,395	702,469
CIGNA Corp.	57,272	2,026,856
Erie Indemnity Co. Class A	3,756	173,339
Philadelphia Consolidated Holding Corp.(a)	29,390	998,378
Transatlantic Holdings Inc.	9,494	536,126
W.R. Berkley Corp.	10,726	259,140

		6,212,445
INTERNET—1.54%
Akamai Technologies Inc.(a)(b)	246,885	8,589,129
Equinix Inc.(a)	47,983	4,281,043
F5 Networks Inc.(a)	120,185	3,415,658
HLTH Corp.(a)(b)	77,322	875,285
IAC/InterActiveCorp(a)	34,877	672,429
McAfee Inc.(a)	212,163	7,219,907
Priceline.com Inc.(a)	56,521	6,525,915
Sohu.com Inc.(a)	41,558	2,927,346
VeriSign Inc.(a)(b)	285,715	10,800,027
WebMD Health Corp. Class A(a)(b)	11,398	318,004

		45,624,743
IRON & STEEL—1.33%
AK Steel Holding Corp.	164,369	11,341,461
Allegheny Technologies Inc.	148,357	8,794,603
Carpenter Technology Corp.	4,624	201,838
Cleveland-Cliffs Inc.	132,516	15,794,582
Schnitzer Steel Industries Inc. Class A	4,080	467,568
Steel Dynamics Inc.	66,879	2,612,963

		39,213,015
LEISURE TIME—0.38%
Harley-Davidson Inc.	308,245	11,176,964

		11,176,964
LODGING—1.30%
Boyd Gaming Corp.(b)	10,179	127,848

Choice Hotels International Inc.	15,420	408,630
Marriott International Inc. Class A	433,715	11,380,682
MGM MIRAGE(a)	171,288	5,804,950
Orient-Express Hotels Ltd.	52,927	2,299,149
Starwood Hotels & Resorts Worldwide Inc.	273,956	10,977,417
Wynn Resorts Ltd.(b)	90,426	7,356,155

		38,354,831
MACHINERY—2.56%
AGCO Corp.(a)	97,727	5,121,871
Bucyrus International Inc.	109,879	8,023,365
Cummins Inc.	297,576	19,497,180
Flowserve Corp.	38,304	5,236,157
Graco Inc.	88,884	3,383,814
IDEX Corp.	107,394	3,956,395
Joy Global Inc.	158,854	12,045,899
Manitowoc Co. Inc. (The)	190,781	6,206,106
Rockwell Automation Inc.	215,332	9,416,468
Zebra Technologies Corp. Class A(a)	89,102	2,908,289

		75,795,544
MANUFACTURING—4.14%
AptarGroup Inc.	18,560	778,592
Brink’s Co. (The)	59,542	3,895,238
Carlisle Companies Inc.	9,753	282,837
Cooper Industries Ltd.	194,329	7,675,996
Donaldson Co. Inc.	114,306	5,102,620
Dover Corp.	243,157	11,761,504
Eaton Corp.	109,171	9,276,260
Harsco Corp.	123,646	6,727,579
Ingersoll-Rand Co. Ltd. Class A	80,464	3,011,768
ITT Industries Inc.	202,097	12,798,803
Pall Corp.	179,998	7,142,321
Parker Hannifin Corp.	245,706	17,523,752
Roper Industries Inc.	131,201	8,643,522
SPX Corp.	78,370	10,323,680
Textron Inc.	365,097	17,499,099

		122,443,571
MEDIA—2.05%
Central European Media Enterprises Ltd.(a)	52,852	4,784,692
CTC Media Inc.(a)	77,247	1,904,911
Dish Network Corp. Class A(a)	299,292	8,763,270
John Wiley & Sons Inc. Class A	59,102	2,661,363
Liberty Global Inc. Class A(a)	230,104	7,232,169
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	756,915	18,340,050
McGraw-Hill Companies Inc. (The)	234,798	9,420,096
Sirius Satellite Radio Inc.(a)(b)	2,200,140	4,224,269
XM Satellite Radio Holdings Inc. Class A(a)	441,645	3,462,497

		60,793,317
METAL FABRICATE & HARDWARE—0.77%
Precision Castparts Corp.	204,097	19,668,828
Timken Co. (The)	6,180	203,569
Valmont Industries Inc.	27,773	2,896,446

		22,768,843
MINING—0.06%
Century Aluminum Co.(a)	21,401	1,422,952
Titanium Metals Corp.	23,113	323,351

		1,746,303

OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	275,367	9,390,015

		9,390,015
OIL & GAS—8.13%
Atwood Oceanics Inc.(a)	41,001	5,098,064
Cabot Oil & Gas Corp.	65,259	4,419,992
CNX Gas Corp.(a)	40,537	1,704,175
Continental Resources Inc.(a)	43,666	3,026,927
Denbury Resources Inc.(a)	360,981	13,175,807
Diamond Offshore Drilling Inc.	100,700	14,011,398
Encore Acquisition Co.(a)	19,704	1,481,544
ENSCO International Inc.	197,246	15,925,642
Frontier Oil Corp.	152,537	3,647,160
Holly Corp.	62,645	2,312,853
Mariner Energy Inc.(a)	94,044	3,476,807
Murphy Oil Corp.	278,460	27,303,003
Nabors Industries Ltd.(a)(b)	58,245	2,867,401
Noble Corp.	393,919	25,588,978
Noble Energy Inc.	16,173	1,626,357
Patterson-UTI Energy Inc.	140,056	5,047,618
Petrohawk Energy Corp.(a)	300,980	13,938,384
Plains Exploration & Production Co.(a)	143,862	10,497,610
Pride International Inc.(a)	176,517	8,347,489
Quicksilver Resources Inc.(a)	151,952	5,871,425
Range Resources Corp.	225,978	14,810,598
Rowan Companies Inc.	57,829	2,703,506
SandRidge Energy Inc.(a)	135,365	8,741,872
Southwestern Energy Co.(a)	501,153	23,859,894
St. Mary Land & Exploration Co.	37,287	2,410,232
Sunoco Inc.	101,854	4,144,439
Tesoro Corp.	58,809	1,162,654
Unit Corp.(a)	52,793	4,380,235
W&T Offshore Inc.	44,261	2,589,711
Whiting Petroleum Corp.(a)	62,099	6,587,462

		240,759,237
OIL & GAS SERVICES—2.82%
Cameron International Corp.(a)	317,381	17,567,038
Dresser-Rand Group Inc.(a)	126,211	4,934,850
FMC Technologies Inc.(a)	187,495	14,423,990
Global Industries Ltd.(a)	107,934	1,935,257
Helix Energy Solutions Group Inc.(a)	11,572	481,858
Key Energy Services Inc.(a)	30,705	596,291
Oceaneering International Inc.(a)	80,890	6,232,575
Oil States International Inc.(a)	48,197	3,057,618
SEACOR Holdings Inc.(a)	3,742	334,946
Smith International Inc.	294,421	24,478,162
Superior Energy Services Inc.(a)	118,481	6,533,042
Tetra Technologies Inc.(a)	109,454	2,595,154
Tidewater Inc.	3,988	259,340

		83,430,121
PACKAGING & CONTAINERS—0.47%
Ball Corp.	21,514	1,027,078
Crown Holdings Inc.(a)	235,532	6,121,477
Greif Inc. Class A	48,897	3,130,875
Owens-Illinois Inc.(a)	69,970	2,917,049
Packaging Corp. of America	35,487	763,325

		13,959,804
PHARMACEUTICALS—3.10%
Allergan Inc.	446,972	23,264,893
AmerisourceBergen Corp.	28,831	1,152,952
Amylin Pharmaceuticals Inc.(a)(b)	201,147	5,107,122

APP Pharmaceuticals Inc.(a)	36,627	612,403
Barr Pharmaceuticals Inc.(a)	46,938	2,115,965
BioMarin Pharmaceutical Inc.(a)	144,621	4,191,117
Cephalon Inc.(a)	99,410	6,629,653
Endo Pharmaceuticals Holdings Inc.(a)	159,336	3,854,338
Express Scripts Inc.(a)	308,347	19,339,524
Forest Laboratories Inc.(a)	38,912	1,351,803
Herbalife Ltd.	95,553	3,702,679
Hospira Inc.(a)	33,615	1,348,298
ImClone Systems Inc.(a)(b)	52,218	2,112,740
Mylan Inc.(a)(b)	82,202	992,178
NBTY Inc.(a)	38,407	1,231,328
Omnicare Inc.	11,408	299,118
Perrigo Co.	114,303	3,631,406
Sepracor Inc.(a)	158,159	3,150,527
VCA Antech Inc.(a)	123,774	3,438,442
Warner Chilcott Ltd. Class A(a)	134,696	2,283,097
Watson Pharmaceuticals Inc.(a)	75,703	2,056,851

		91,866,434
PIPELINES—0.84%
El Paso Corp.	220,556	4,794,887
Equitable Resources Inc.	191,586	13,230,929
Questar Corp.	96,369	6,846,054

		24,871,870
REAL ESTATE—0.31%
CB Richard Ellis Group Inc. Class A(a)	87,652	1,682,918
Forest City Enterprises Inc. Class A	108,913	3,509,177
St. Joe Co. (The)(b)	113,981	3,911,828

		9,103,923
REAL ESTATE INVESTMENT TRUSTS—1.00%
Apartment Investment and Management Co. Class A	40,823	1,390,431
Camden Property Trust	49,366	2,184,939
Digital Realty Trust Inc.	65,944	2,697,769
Essex Property Trust Inc.(b)	8,135	866,378
Federal Realty Investment Trust	25,356	1,749,564
General Growth Properties Inc.	174,830	6,124,295
HCP Inc.	40,676	1,293,904
Health Care REIT Inc.	14,924	664,118
Kilroy Realty Corp.	4,278	201,194
Macerich Co. (The)	109,679	6,814,356
Nationwide Health Properties Inc.	13,005	409,527
Taubman Centers Inc.	77,503	3,770,521
Ventas Inc.	33,484	1,425,414

		29,592,410
RETAIL—7.15%
Abercrombie & Fitch Co. Class A	126,850	7,950,958
Advance Auto Parts Inc.	139,822	5,429,288
American Eagle Outfitters Inc.	177,537	2,419,829
AnnTaylor Stores Corp.(a)	31,964	765,857
AutoZone Inc.(a)	60,347	7,302,590
Bed Bath & Beyond Inc.(a)	312,695	8,786,730
Big Lots Inc.(a)(b)	119,414	3,730,493
Brinker International Inc.	148,583	2,808,219
Burger King Holdings Inc.	117,707	3,153,371
CarMax Inc.(a)(b)	320,899	4,553,557
Chipotle Mexican Grill Inc. Class A(a)	48,400	3,998,808
Copart Inc.(a)(b)	98,238	4,206,551
Darden Restaurants Inc.	205,515	6,564,149
Dick’s Sporting Goods Inc.(a)	123,929	2,198,500

Dollar Tree Inc.(a)	132,049	4,316,682
Family Dollar Stores Inc.	15,995	318,940
GameStop Corp. Class A(a)	239,583	9,679,153
Gap Inc. (The)	352,882	5,882,543
Kohl’s Corp.(a)	344,692	13,801,468
Limited Brands Inc.	273,363	4,606,167
MSC Industrial Direct Co. Inc. Class A	64,947	2,864,812
Nordstrom Inc.	267,045	8,091,464
O’Reilly Automotive Inc.(a)(b)	44,062	984,786
Panera Bread Co. Class A(a)(b)	38,927	1,800,763
PetSmart Inc.	186,830	3,727,259
Ross Stores Inc.	195,585	6,947,179
Starbucks Corp.(a)	1,066,410	16,785,293
Tiffany & Co.(b)	185,025	7,539,769
Tim Hortons Inc.	271,049	7,776,396
TJX Companies Inc. (The)	622,250	19,582,208
Urban Outfitters Inc.(a)(b)	166,608	5,196,504
Wendy’s International Inc.	115,367	3,140,290
Williams-Sonoma Inc.(b)	20,984	416,323
Yum! Brands Inc.	694,287	24,362,531

		211,689,430
SAVINGS & LOANS—0.16%
Capitol Federal Financial	11,559	434,734
Hudson City Bancorp Inc.	264,341	4,409,208

		4,843,942
SEMICONDUCTORS—6.01%
Advanced Micro Devices Inc.(a)(b)	111,266	648,681
Altera Corp.	439,924	9,106,427
Analog Devices Inc.	424,762	13,494,689
Atmel Corp.(a)	417,124	1,451,592
Broadcom Corp. Class A(a)	753,278	20,556,957
Cree Inc.(a)(b)	54,340	1,239,495
Cypress Semiconductor Corp.(a)	220,937	5,468,191
Integrated Device Technology Inc.(a)	113,103	1,124,244
International Rectifier Corp.(a)	23,412	449,510
Intersil Corp. Class A	61,939	1,506,356
KLA-Tencor Corp.	233,584	9,509,205
Lam Research Corp.(a)	167,812	6,066,404
Linear Technology Corp.	325,562	10,603,554
LSI Corp.(a)	709,037	4,353,487
Marvell Technology Group Ltd.(a)	711,782	12,570,070
MEMC Electronic Materials Inc.(a)	333,710	20,536,513
Microchip Technology Inc.(b)	271,411	8,288,892
Micron Technology Inc.(a)(b)	139,563	837,378
National Semiconductor Corp.	355,874	7,309,652
Novellus Systems Inc.(a)	44,109	934,670
NVIDIA Corp.(a)	812,430	15,208,690
ON Semiconductor Corp.(a)	582,065	5,337,536
Rambus Inc.(a)	153,239	2,922,268
Silicon Laboratories Inc.(a)	71,480	2,579,713
Teradyne Inc.(a)	157,862	1,747,532
Varian Semiconductor Equipment Associates Inc.(a)	108,809	3,788,729
Xilinx Inc.	409,797	10,347,374

		177,987,809
SOFTWARE—6.36%
Activision Inc.(a)	434,540	14,804,778
ANSYS Inc.(a)	115,086	5,422,852
Autodesk Inc.(a)	327,878	11,085,555
BMC Software Inc.(a)	280,278	10,090,008
Broadridge Financial Solutions Inc.	205,543	4,326,680

CA Inc.	266,147	6,145,334
Cerner Corp.(a)(b)	99,185	4,481,178
Citrix Systems Inc.(a)	269,327	7,920,907
Compuware Corp.(a)	225,383	2,150,154
Dun & Bradstreet Corp. (The)	57,988	5,082,068
Electronic Arts Inc.(a)	466,560	20,729,261
Fidelity National Information Services Inc.	64,990	2,398,781
Fiserv Inc.(a)	240,558	10,914,116
Global Payments Inc.	116,735	5,439,851
IMS Health Inc.	58,012	1,351,680
Intuit Inc.(a)	469,965	12,956,935
Metavante Technologies Inc.(a)	131,766	2,980,547
MSCI Inc. Class A(a)	64,587	2,343,862
NAVTEQ Corp.(a)	145,224	11,182,248
Novell Inc.(a)	232,516	1,369,519
Nuance Communications Inc.(a)	252,940	3,963,570
Paychex Inc.	473,891	14,823,310
Red Hat Inc.(a)	279,731	5,787,634
Salesforce.com Inc.(a)	154,280	10,526,524
SEI Investments Co.	197,593	4,647,387
Total System Services Inc.	239,923	5,331,089

		188,255,828
TELECOMMUNICATIONS—4.11%
Amdocs Ltd.(a)	121,963	3,588,151
American Tower Corp. Class A(a)	581,205	24,555,911
Ciena Corp.(a)(b)	127,758	2,960,153
Citizens Communications Co.	105,628	1,197,822
Clearwire Corp. Class A(a)	88,007	1,140,571
CommScope Inc.(a)	102,486	5,408,186
Crown Castle International Corp.(a)	85,782	3,322,337
EchoStar Corp.(a)	4,428	138,242
Embarq Corp.	108,908	5,148,081
Harris Corp.	197,667	9,980,207
JDS Uniphase Corp.(a)	176,689	2,007,187
Juniper Networks Inc.(a)	768,972	17,055,799
Leap Wireless International Inc.(a)(b)	6,795	293,340
Level 3 Communications Inc.(a)(b)	2,277,334	6,718,135
MetroPCS Communications Inc.(a)	357,456	6,330,546
NeuStar Inc. Class A(a)	113,815	2,453,851
NII Holdings Inc. Class B(a)	245,896	11,677,601
Qwest Communications International Inc.	1,096,915	4,310,876
SBA Communications Corp.(a)(b)	159,450	5,741,795
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	64,853	3,065,601
United States Cellular Corp.(a)	10,182	575,792
Windstream Corp.	326,868	4,033,551

		121,703,735
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	75,784	2,707,004

		2,707,004
TRANSPORTATION—1.80%
C.H. Robinson Worldwide Inc.(b)	249,708	13,693,987
Con-way Inc.	10,977	518,773
Expeditors International Washington Inc.	312,280	13,428,040
Frontline Ltd.	71,482	4,988,014
J.B. Hunt Transport Services Inc.	119,695	3,983,450
Kansas City Southern Industries Inc.(a)(b)	93,514	4,113,681
Kirby Corp.(a)	79,152	3,799,296
Landstar System Inc.	77,383	4,273,089
Ryder System Inc.	27,763	1,912,315
UTi Worldwide Inc.	131,327	2,619,974

		53,330,619

TRUCKING & LEASING—0.01%
GATX Corp.	7,615	337,573

		337,573

TOTAL COMMON STOCKS
(Cost: $2,985,924,098)		2,957,980,959

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.36%

MONEY MARKET FUNDS—5.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	2,543,123	2,543,123
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	156,061,010	156,061,010

		158,604,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,604,133)		158,604,133

TOTAL INVESTMENTS IN SECURITIES—105.30%
(Cost: $3,144,528,231)		3,116,585,092
Other Assets, Less Liabilities—(5.30)%		(156,857,484)

NET ASSETS—100.00%		$2,959,727,608

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.67%

ADVERTISING—0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	13,454	$239,885
Getty Images Inc.(a)	77,005	2,612,780
Interpublic Group of Companies Inc. (The)(a)	102,513	881,612

		3,734,277
AEROSPACE & DEFENSE—0.54%
Alliant Techsystems Inc.(a)(b)	28,459	2,893,711
BE Aerospace Inc.(a)	9,827	228,871
DRS Technologies Inc.	63,188	4,974,159
L-3 Communications Holdings Inc.	42,095	3,825,173
Spirit AeroSystems Holdings Inc. Class A(a)	159,663	3,062,336

		14,984,250
AGRICULTURE—1.48%
Bunge Ltd.	185,377	19,963,249
Lorillard Inc.(a)	126,273	8,733,041
UST Inc.	225,486	12,313,790

		41,010,080
AIRLINES—0.76%
AMR Corp.(a)	187,014	957,512
Continental Airlines Inc. Class B(a)	148,989	1,506,279
Copa Holdings SA Class A	12,020	338,483
Delta Air Lines Inc.(a)	219,310	1,250,067
Northwest Airlines Corp.(a)	373,460	2,487,244
Southwest Airlines Co.	1,116,099	14,553,931

		21,093,516
APPAREL—0.49%
Jones Apparel Group Inc.	133,030	1,829,162
Liz Claiborne Inc.	145,366	2,056,929
Phillips-Van Heusen Corp.	9,610	351,918
VF Corp.	133,160	9,478,329

		13,716,338
AUTO MANUFACTURERS—0.91%
Ford Motor Co.(a)(b)	3,306,717	15,905,309
General Motors Corp.	743,489	8,550,123
Oshkosh Corp.	34,059	704,681

		25,160,113
AUTO PARTS & EQUIPMENT—0.38%
Autoliv Inc.	110,813	5,166,102
BorgWarner Inc.	22,241	987,056
Federal Mogul Corp. Class A(a)	34,263	552,662
Goodyear Tire & Rubber Co. (The)(a)	131,461	2,343,950
TRW Automotive Holdings Corp.(a)	75,769	1,399,453

		10,449,223

BANKS—4.33%
Associated Banc-Corp.	194,295	3,747,951
BancorpSouth Inc.	126,176	2,206,818
Bank of Hawaii Corp.	73,109	3,494,610
BOK Financial Corp.	34,210	1,828,524
City National Corp.	61,257	2,577,082
Comerica Inc.	229,537	5,883,033
Commerce Bancshares Inc.	90,029	3,570,550
Cullen/Frost Bankers Inc.	89,661	4,469,601
Discover Financial Services LLC	731,080	9,628,324
Fifth Third Bancorp	766,431	7,802,268
First Citizens BancShares Inc. Class A	9,113	1,271,172
First Horizon National Corp.	299,897	2,228,235
Fulton Financial Corp.	265,843	2,671,722
Huntington Bancshares Inc.	558,564	3,222,914
KeyCorp	610,736	6,705,881
M&T Bank Corp.	100,264	7,072,623
Marshall & Ilsley Corp.	395,329	6,060,394
National City Corp.	1,159,966	5,533,038
Northern Trust Corp.	32,717	2,243,405
Popular Inc.(b)	428,995	2,827,077
Regions Financial Corp.	1,059,744	11,561,807
Synovus Financial Corp.	428,452	3,740,386
TCF Financial Corp.	193,608	2,329,104
UnionBanCal Corp.	72,648	2,936,432
Valley National Bancorp	204,347	3,222,552
Webster Financial Corp.	79,177	1,472,692
Whitney Holding Corp.	98,618	1,804,709
Wilmington Trust Corp.	102,784	2,717,609
Zions Bancorporation	164,045	5,165,777

		119,996,290
BEVERAGES—1.51%
Brown-Forman Corp. Class B	33,230	2,511,191
Coca-Cola Enterprises Inc.	485,622	8,401,261
Constellation Brands Inc. Class A(a)(b)	282,123	5,602,963
Dr. Pepper Snapple Group Inc.(a)	386,648	8,111,875
Molson Coors Brewing Co. Class B	176,209	9,573,435
Pepsi Bottling Group Inc.	209,246	5,842,148
PepsiAmericas Inc.	89,345	1,767,244

		41,810,117
BIOTECHNOLOGY—0.26%
Charles River Laboratories International Inc.(a)	56,739	3,626,757
Invitrogen Corp.(a)	93,622	3,675,600

		7,302,357
BUILDING MATERIALS—0.51%
Armstrong World Industries Inc.	30,424	888,989
Eagle Materials Inc.	7,140	180,856
Martin Marietta Materials Inc.	4,612	477,757
Masco Corp.	551,678	8,677,895
Owens Corning(a)(b)	116,546	2,651,421
USG Corp.(a)(b)	45,557	1,347,120

		14,224,038
CHEMICALS—2.26%
Ashland Inc.	95,989	4,626,670
Cabot Corp.	98,604	2,397,063
Celanese Corp. Class A	29,605	1,351,764
Chemtura Corp.	341,269	1,993,011
Cytec Industries Inc.	72,653	3,963,948

Eastman Chemical Co.	116,277	8,006,834
FMC Corp.	69,959	5,417,625
Huntsman Corp.	221,584	2,526,058
Intrepid Potash Inc.(a)	22,596	1,486,365
Lubrizol Corp.	103,913	4,814,289
PPG Industries Inc.	222,754	12,779,397
Rohm and Haas Co.	30,975	1,438,479
RPM International Inc.	185,973	3,831,044
Sigma-Aldrich Corp.	93,004	5,009,195
Valhi Inc.	5,493	149,684
Valspar Corp. (The)	152,975	2,892,757

		62,684,183
COMMERCIAL SERVICES—1.96%
Avis Budget Group Inc.(a)	152,492	1,276,358
Career Education Corp.(a)	137,324	2,006,304
Convergys Corp.(a)	188,729	2,804,513
Corrections Corp. of America(a)	21,499	590,578
Equifax Inc.	92,278	3,102,386
Genpact Ltd.(a)	4,878	72,780
Hertz Global Holdings Inc.(a)(b)	465,095	4,464,912
Manpower Inc.	111,857	6,514,552
Moody’s Corp.	300,446	10,347,360
Quanta Services Inc.(a)	58,559	1,948,258
R.R. Donnelley & Sons Co.	323,808	9,613,860
SAIC Inc.(a)	233,964	4,868,791
Service Corp. International	398,305	3,927,287
United Rentals Inc.(a)	132,093	2,590,344
Weight Watchers International Inc.	8,088	288,014

		54,416,297
COMPUTERS—3.09%
Affiliated Computer Services Inc. Class A(a)	98,962	5,293,477
Brocade Communications Systems Inc.(a)	492,746	4,060,227
Cadence Design Systems Inc.(a)	393,295	3,972,279
Computer Sciences Corp.(a)	230,523	10,797,697
Diebold Inc.	16,275	579,064
DST Systems Inc.(a)	12,595	693,355
Electronic Data Systems Corp.	811,385	19,992,526
Lexmark International Inc. Class A(a)	145,206	4,854,237
NCR Corp.(a)	25,013	630,328
SanDisk Corp.(a)	275,256	5,147,287
Seagate Technology	381,461	7,297,349
Sun Microsystems Inc.(a)	1,192,401	12,973,323
Synopsys Inc.(a)	216,213	5,169,653
Teradata Corp.(a)	139,786	3,234,648
Unisys Corp.(a)	241,285	953,076

		85,648,526
COSMETICS & PERSONAL CARE—0.11%
Alberto-Culver Co.	116,447	3,059,063

		3,059,063
DISTRIBUTION & WHOLESALE—0.63%
Genuine Parts Co.	249,861	9,914,484
Ingram Micro Inc. Class A(a)	256,435	4,551,721
Tech Data Corp.(a)	69,448	2,353,593
WESCO International Inc.(a)	16,966	679,319

		17,499,117
DIVERSIFIED FINANCIAL SERVICES—1.96%
AmeriCredit Corp.(a)(b)	177,660	1,531,429
Ameriprise Financial Inc.	338,833	13,780,338

CIT Group Inc.	431,066	2,935,559
E*TRADE Financial Corp.(a)(b)	527,833	1,657,396
Invesco Ltd.	516,834	12,393,679
Investment Technology Group Inc.(a)	5,605	187,543
Janus Capital Group Inc.	17,188	454,966
Jefferies Group Inc.(b)	191,932	3,228,296
Legg Mason Inc.	212,249	9,247,689
MF Global Ltd.(a)	79,944	504,447
NASDAQ OMX Group Inc. (The)(a)	94,019	2,496,204
Raymond James Financial Inc.	145,748	3,846,290
SLM Corp.(a)	80,278	1,553,379
Student Loan Corp. (The)	5,943	582,889

		54,400,104
ELECTRIC—10.10%
Alliant Energy Corp.	168,441	5,770,789
Ameren Corp.	319,498	13,492,401
American Electric Power Co. Inc.	612,517	24,641,559
CenterPoint Energy Inc.	183,978	2,952,847
CMS Energy Corp.	343,613	5,119,834
Consolidated Edison Inc.	415,831	16,254,834
Constellation Energy Group Inc.	23,305	1,913,340
DPL Inc.	159,942	4,219,270
DTE Energy Co.	248,841	10,560,812
Dynegy Inc. Class A(a)	755,242	6,457,319
Edison International	496,936	25,532,572
Energy East Corp.	241,445	5,968,520
Great Plains Energy Inc.	131,730	3,330,134
Hawaiian Electric Industries Inc.	128,243	3,171,449
Integrys Energy Group Inc.	116,566	5,925,050
MDU Resources Group Inc.	278,919	9,723,116
Mirant Corp.(a)(b)	113,691	4,451,003
Northeast Utilities	237,084	6,052,755
NRG Energy Inc.(a)	224,179	9,617,279
NSTAR	162,909	5,509,582
OGE Energy Corp.	140,284	4,448,406
Pepco Holdings Inc.	307,177	7,879,090
PG&E Corp.	544,901	21,627,121
Pinnacle West Capital Corp.	153,492	4,722,949
Progress Energy Inc.	398,575	16,672,392
Puget Energy Inc.	197,792	4,745,030
Reliant Energy Inc.(a)	527,792	11,226,136
SCANA Corp.	177,943	6,583,891
Sierra Pacific Resources Corp.	262,624	3,337,951
TECO Energy Inc.	321,454	6,908,046
Wisconsin Energy Corp.	178,343	8,064,670
Xcel Energy Inc.	657,157	13,189,141

		280,069,288
ELECTRICAL COMPONENTS & EQUIPMENT—0.20%
Hubbell Inc. Class B	48,530	1,934,891
Molex Inc.	148,150	3,616,341

		5,551,232
ELECTRONICS—0.76%
Arrow Electronics Inc.(a)	174,440	5,358,797
Avnet Inc.(a)	128,918	3,516,883
AVX Corp.	68,389	773,480
Jabil Circuit Inc.	165,598	2,717,463
PerkinElmer Inc.	100,025	2,785,696
Thomas & Betts Corp.(a)	88,676	3,356,387
Vishay Intertechnology Inc.(a)	284,846	2,526,584

		21,035,290

ENGINEERING & CONSTRUCTION—0.24%
AECOM Technology Corp.(a)	16,035	521,619
KBR Inc.	49,402	1,724,624
URS Corp.(a)	105,577	4,431,067

		6,677,310
ENTERTAINMENT—0.15%
International Speedway Corp. Class A	49,791	1,943,343
Regal Entertainment Group Class A	122,670	1,874,398
Warner Music Group Corp.	63,095	450,498

		4,268,239
ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc.(a)	580,439	7,325,140
Nalco Holding Co.	15,554	328,967
Republic Services Inc.	17,281	513,246

		8,167,353
FOOD—3.79%
Campbell Soup Co.	166,786	5,580,660
ConAgra Foods Inc.	743,739	14,339,288
Corn Products International Inc.	113,055	5,552,131
Dean Foods Co.(a)	45,486	892,435
Del Monte Foods Co.	302,184	2,145,506
H.J. Heinz Co.	213,901	10,235,163
Hershey Co. (The)	116,285	3,811,822
Hormel Foods Corp.	108,401	3,751,759
J.M. Smucker Co. (The)	83,850	3,407,664
McCormick & Co. Inc. NVS	107,465	3,832,202
Safeway Inc.	668,050	19,072,827
Sara Lee Corp.	1,077,281	13,196,692
Smithfield Foods Inc.(a)	177,933	3,537,308
SUPERVALU Inc.	323,779	10,001,533
Tyson Foods Inc. Class A	378,452	5,654,073

		105,011,063
FOREST PRODUCTS & PAPER—2.07%
Domtar Corp.(a)	740,532	4,035,899
International Paper Co.	652,227	15,196,889
MeadWestvaco Corp.	264,972	6,316,932
Plum Creek Timber Co. Inc.	175,903	7,512,817
Rayonier Inc.	104,922	4,454,988
Smurfit-Stone Container Corp.(a)(b)	394,016	1,603,645
Temple-Inland Inc.	163,250	1,839,827
Weyerhaeuser Co.	322,214	16,478,024

		57,439,021
GAS—2.05%
AGL Resources Inc.	116,730	4,036,523
Atmos Energy Corp.	137,562	3,792,584
Energen Corp.	88,686	6,920,169
NiSource Inc.	418,232	7,494,717
Sempra Energy	381,829	21,554,247
Southern Union Co.	170,032	4,594,265
UGI Corp.	163,083	4,682,113
Vectren Corp.	116,465	3,634,873

		56,709,491
HAND & MACHINE TOOLS—0.72%
Black & Decker Corp. (The)	93,240	5,362,232
Kennametal Inc.	92,508	3,011,135

Lincoln Electric Holdings Inc.	20,930	1,647,191
Snap-On Inc.	87,933	4,573,395
Stanley Works (The)	119,554	5,359,606

		19,953,559
HEALTH CARE - PRODUCTS—0.47%
Advanced Medical Optics Inc.(a)	10,761	201,661
Beckman Coulter Inc.	18,209	1,229,654
Cooper Companies Inc. (The)	68,814	2,556,440
Henry Schein Inc.(a)	9,803	505,541
Hill-Rom Holdings Inc.	82,557	2,227,388
Hologic Inc.(a)	195,120	4,253,616
Inverness Medical Innovations Inc.(a)	58,851	1,952,088

		12,926,388
HEALTH CARE - SERVICES—1.17%
Brookdale Senior Living Inc.	54,281	1,105,161
Community Health Systems Inc.(a)	113,754	3,751,607
Coventry Health Care Inc.(a)	184,139	5,601,508
DaVita Inc.(a)	26,531	1,409,592
Health Management Associates Inc. Class A(a)	124,028	807,422
Health Net Inc.(a)	154,820	3,724,969
Humana Inc.(a)	111,495	4,434,156
LifePoint Hospitals Inc.(a)(b)	82,975	2,348,192
Lincare Holdings Inc.(a)	9,825	279,030
Pediatrix Medical Group Inc.(a)	10,318	507,955
Quest Diagnostics Inc.	43,450	2,106,021
Tenet Healthcare Corp.(a)	320,051	1,779,484
Universal Health Services Inc. Class B	71,989	4,551,145

		32,406,242
HOLDING COMPANIES - DIVERSIFIED—0.46%
Leucadia National Corp.	270,813	12,711,962

		12,711,962
HOME BUILDERS—0.87%
Centex Corp.	188,836	2,524,737
D.R. Horton Inc.	481,779	5,227,302
KB Home	115,882	1,961,882
Lennar Corp. Class A	208,415	2,571,841
M.D.C. Holdings Inc.	52,532	2,051,900
NVR Inc.(a)(b)	5,836	2,918,467
Pulte Homes Inc.	248,408	2,392,169
Thor Industries Inc.(b)	37,717	801,863
Toll Brothers Inc.(a)(b)	198,750	3,722,587

		24,172,748
HOME FURNISHINGS—0.29%
Harman International Industries Inc.	22,291	922,624
Whirlpool Corp.	114,587	7,073,456

		7,996,080
HOUSEHOLD PRODUCTS & WARES—1.14%
Avery Dennison Corp.	162,410	7,134,671
Clorox Co. (The)	145,276	7,583,407
Fortune Brands Inc.	234,410	14,629,528
Jarden Corp.(a)(b)	104,463	1,905,405
Scotts Miracle-Gro Co. (The) Class A	13,824	242,888

		31,495,899
HOUSEWARES—0.26%
Newell Rubbermaid Inc.	422,339	7,091,072

		7,091,072

INSURANCE—10.25%
Alleghany Corp.(a)	7,793	2,587,666
Allied World Assurance Holdings Ltd.	74,527	2,952,760
American Financial Group Inc.	120,026	3,210,696
American National Insurance Co.	24,081	2,360,420
Aon Corp.	455,625	20,931,413
Arch Capital Group Ltd.(a)	74,776	4,959,144
Arthur J. Gallagher & Co.	141,545	3,411,235
Assurant Inc.	180,324	11,894,171
Axis Capital Holdings Ltd.	174,020	5,187,536
Brown & Brown Inc.	134,877	2,345,511
CIGNA Corp.	368,772	13,050,841
Cincinnati Financial Corp.	222,235	5,644,769
CNA Financial Corp.	41,390	1,040,959
Conseco Inc.(a)	282,075	2,798,184
Endurance Specialty Holdings Ltd.	79,931	2,461,075
Erie Indemnity Co. Class A	45,112	2,081,919
Everest Re Group Ltd.	94,458	7,529,247
Fidelity National Financial Inc.	326,255	4,110,813
First American Corp.	141,097	3,724,961
Genworth Financial Inc. Class A	660,223	11,758,572
Hanover Insurance Group Inc. (The)	78,393	3,331,703
HCC Insurance Holdings Inc.	175,863	3,717,744
Lincoln National Corp.	395,497	17,923,924
Markel Corp.(a)	15,155	5,561,885
Marsh & McLennan Companies Inc.	780,276	20,716,328
MBIA Inc.(b)	322,480	1,415,687
Mercury General Corp.	40,860	1,908,979
MGIC Investment Corp.(b)	188,650	1,152,652
Nationwide Financial Services Inc. Class A	70,400	3,379,904
Old Republic International Corp.	351,591	4,162,837
OneBeacon Insurance Group Ltd.	36,461	640,620
PartnerRe Ltd.	82,788	5,723,134
Philadelphia Consolidated Holding Corp.(a)	57,117	1,940,264
Principal Financial Group Inc.	394,878	16,573,030
Progressive Corp. (The)	1,033,359	19,344,480
Protective Life Corp.	106,491	4,051,983
Reinsurance Group of America Inc.	45,618	1,985,295
RenaissanceRe Holdings Ltd.	98,391	4,395,126
Safeco Corp.	137,165	9,212,001
StanCorp Financial Group Inc.	74,680	3,506,973
Torchmark Corp.	136,971	8,033,349
Transatlantic Holdings Inc.	31,556	1,781,967
Unitrin Inc.	63,338	1,746,229
Unum Group	528,266	10,803,040
W.R. Berkley Corp.	207,523	5,013,756
Wesco Financial Corp.	2,017	770,494
White Mountains Insurance Group Ltd.	13,494	5,788,926
XL Capital Ltd. Class A	273,078	5,614,484

		284,238,686
INTERNET—0.97%
Expedia Inc.(a)	316,536	5,817,932
HLTH Corp.(a)	200,506	2,269,728
IAC/InterActiveCorp(a)	244,808	4,719,898
Liberty Media Corp. - Liberty Interactive Group Series A(a)	905,754	13,368,929
McAfee Inc.(a)	24,771	842,957

		27,019,444
INVESTMENT COMPANIES—0.39%
Allied Capital Corp.(b)	258,824	3,595,065
American Capital Strategies Ltd.(b)	309,467	7,356,031

		10,951,096

IRON & STEEL—0.75%
Carpenter Technology Corp.	68,139	2,974,267
Reliance Steel & Aluminum Co.	95,641	7,372,965
Schnitzer Steel Industries Inc. Class A	28,665	3,285,009
Steel Dynamics Inc.	186,040	7,268,583

		20,900,824
LEISURE TIME—0.22%
Harley-Davidson Inc.	39,964	1,449,095
Royal Caribbean Cruises Ltd.(b)	210,325	4,726,003

		6,175,098
LODGING—0.26%
Boyd Gaming Corp.	75,335	946,208
Choice Hotels International Inc.	30,082	797,173
MGM MIRAGE(a)	11,038	374,078
Orient-Express Hotels Ltd.	8,855	384,661
Wyndham Worldwide Corp.	269,780	4,831,760

		7,333,880
MACHINERY—0.79%
AGCO Corp.(a)(b)	38,604	2,023,236
Flowserve Corp.	48,068	6,570,896
Gardner Denver Inc.(a)	80,064	4,547,635
IDEX Corp.	13,783	507,766
Terex Corp.(a)	153,897	7,905,689
Zebra Technologies Corp. Class A(a)	6,471	211,213

		21,766,435
MANUFACTURING—2.43%
AptarGroup Inc.	84,443	3,542,384
Carlisle Companies Inc.	83,221	2,413,409
Cooper Industries Ltd.	63,609	2,512,556
Crane Co.	77,404	2,982,376
Dover Corp.	36,437	1,762,458
Eastman Kodak Co.	439,596	6,343,370
Eaton Corp.	137,578	11,690,003
Ingersoll-Rand Co. Ltd. Class A	394,271	14,757,564
ITT Industries Inc.	67,061	4,246,973
Leggett & Platt Inc.	253,696	4,254,482
Pentair Inc.	151,137	5,292,818
Teleflex Inc.	60,404	3,357,858
Trinity Industries Inc.	123,464	4,282,966

		67,439,217
MEDIA—2.89%
Cablevision Systems Corp.(a)	338,098	7,641,015
CBS Corp. Class B	899,520	17,531,645
Discovery Holding Co. Class A(a)	428,941	9,419,544
E.W. Scripps Co. (The) Class A	130,965	5,440,286
Gannett Co. Inc.	348,801	7,558,518
Hearst-Argyle Television Inc.	34,410	660,672
Liberty Global Inc. Class A(a)(b)	262,230	8,241,889
Liberty Media Corp. - Liberty Capital Group Series A(a)	197,250	2,840,400
McGraw-Hill Companies Inc. (The)	246,010	9,869,921
Meredith Corp.	60,686	1,716,807
New York Times Co. (The) Class A(b)	219,298	3,374,996
Washington Post Co. (The) Class B	9,387	5,509,230
XM Satellite Radio Holdings Inc. Class A(a)	27,951	219,136

		80,024,059

METAL FABRICATE & HARDWARE—0.38%
Commercial Metals Co.	174,053	6,561,798
Timken Co. (The)	119,553	3,938,076

		10,499,874
MINING—0.47%
Century Aluminum Co.(a)	22,361	1,486,783
Titanium Metals Corp.	105,392	1,474,434
Vulcan Materials Co.	166,924	9,978,717

		12,939,934
OFFICE & BUSINESS EQUIPMENT—0.71%
Pitney Bowes Inc.	30,058	1,024,978
Xerox Corp.	1,371,375	18,595,845

		19,620,823
OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A	93,532	938,126

		938,126
OIL & GAS—4.97%
Cabot Oil & Gas Corp.	81,572	5,524,872
Cimarex Energy Co.	126,368	8,804,059
Encore Acquisition Co.(a)	60,805	4,571,928
ENSCO International Inc.	14,588	1,177,835
Forest Oil Corp.(a)	135,370	10,085,065
Helmerich & Payne Inc.	159,126	11,460,255
Mariner Energy Inc.(a)	35,756	1,321,899
Nabors Industries Ltd.(a)	368,837	18,157,846
Newfield Exploration Co.(a)	200,947	13,111,792
Noble Energy Inc.	245,853	24,722,978
Patterson-UTI Energy Inc.	89,980	3,242,879
Petrohawk Energy Corp.(a)	18,747	868,174
Pioneer Natural Resources Co.	182,330	14,272,792
Plains Exploration & Production Co.(a)	14,270	1,041,282
Pride International Inc.(a)	72,415	3,424,505
Rowan Companies Inc.	111,642	5,219,264
St. Mary Land & Exploration Co.	55,082	3,560,500
Sunoco Inc.	72,497	2,949,903
Tesoro Corp.	149,135	2,948,399
Unit Corp.(a)	16,857	1,398,625

		137,864,852
OIL & GAS SERVICES—1.64%
BJ Services Co.	448,224	14,316,275
Exterran Holdings Inc.(a)	100,110	7,156,864
Global Industries Ltd.(a)	62,952	1,128,729
Helix Energy Solutions Group Inc.(a)	127,789	5,321,134
Hercules Offshore Inc.(a)	135,537	5,153,117
Key Energy Services Inc.(a)	159,256	3,092,752
Oil States International Inc.(a)	25,185	1,597,736
SEACOR Holdings Inc.(a)	29,670	2,655,762
Tidewater Inc.	75,624	4,917,829

		45,340,198
PACKAGING & CONTAINERS—1.20%
Ball Corp.	126,766	6,051,809
Bemis Co. Inc.	151,993	3,407,683
Owens-Illinois Inc.(a)	181,572	7,569,737
Packaging Corp. of America	121,700	2,617,767
Pactiv Corp.(a)	199,481	4,234,982

Sealed Air Corp.	244,257	4,643,326
Sonoco Products Co.	151,761	4,697,003

		33,222,307
PHARMACEUTICALS—1.98%
AmerisourceBergen Corp.	215,625	8,622,844
APP Pharmaceuticals Inc.(a)	4,180	69,890
Barr Pharmaceuticals Inc.(a)	116,037	5,230,948
Endo Pharmaceuticals Holdings Inc.(a)	16,866	407,989
Forest Laboratories Inc.(a)	424,388	14,743,239
Hospira Inc.(a)	207,716	8,331,489
ImClone Systems Inc.(a)	37,302	1,509,239
King Pharmaceuticals Inc.(a)	376,157	3,938,364
Mylan Inc.(a)	378,920	4,573,564
NBTY Inc.(a)	40,760	1,306,766
Omnicare Inc.	150,661	3,950,331
Watson Pharmaceuticals Inc.(a)	81,017	2,201,232

		54,885,895
PIPELINES—2.63%
El Paso Corp.	841,969	18,304,406
National Fuel Gas Co.	123,917	7,370,583
ONEOK Inc.	159,045	7,766,167
Questar Corp.	164,135	11,660,150
Spectra Energy Corp.	965,401	27,745,625

		72,846,931
REAL ESTATE—0.25%
CB Richard Ellis Group Inc. Class A(a)	170,689	3,277,229
Jones Lang LaSalle Inc.	48,630	2,927,040
St. Joe Co. (The)	22,315	765,851

		6,970,120
REAL ESTATE INVESTMENT TRUSTS—9.28%
Alexandria Real Estate Equities Inc.	48,930	4,762,846
AMB Property Corp.(b)	149,440	7,528,787
Annaly Capital Management Inc.	820,131	12,720,232
Apartment Investment and Management Co. Class A	94,451	3,217,001
AvalonBay Communities Inc.(b)	117,407	10,468,008
Boston Properties Inc.	182,570	16,471,465
Brandywine Realty Trust	134,346	2,117,293
BRE Properties Inc. Class A	73,443	3,178,613
Camden Property Trust	29,424	1,302,306
CapitalSource Inc.(b)	244,953	2,714,079
CBL & Associates Properties Inc.	101,579	2,320,064
Developers Diversified Realty Corp.	182,697	6,341,413
Digital Realty Trust Inc.	31,899	1,304,988
Douglas Emmett Inc.	184,985	4,064,120
Duke Realty Corp.	223,733	5,022,806
Equity Residential	412,578	15,789,360
Essex Property Trust Inc.	30,487	3,246,866
Federal Realty Investment Trust	63,306	4,368,114
General Growth Properties Inc.	163,647	5,732,554
HCP Inc.	315,995	10,051,801
Health Care REIT Inc.	121,491	5,406,350
Hospitality Properties Trust(b)	141,711	3,466,251
Host Hotels & Resorts Inc.	796,508	10,872,334
HRPT Properties Trust	340,068	2,302,260
iStar Financial Inc.	205,335	2,712,475
Kilroy Realty Corp.	45,730	2,150,682
Kimco Realty Corp.	328,917	11,354,215
Liberty Property Trust	141,414	4,687,874

Mack-Cali Realty Corp.	100,189	3,423,458
Nationwide Health Properties Inc.	133,452	4,202,403
ProLogis	399,841	21,731,358
Public Storage	192,976	15,590,531
Regency Centers Corp.	106,656	6,305,503
SL Green Realty Corp.	89,029	7,364,479
UDR Inc.	195,588	4,377,259
Ventas Inc.	165,208	7,032,905
Vornado Realty Trust	207,563	18,265,544
Weingarten Realty Investors	113,448	3,439,743

		257,408,340
RETAIL—2.93%
American Eagle Outfitters Inc.	78,583	1,071,086
AnnTaylor Stores Corp.(a)	56,193	1,346,384
AutoNation Inc.(a)(b)	176,790	1,771,436
Barnes & Noble Inc.	54,564	1,355,370
Bed Bath & Beyond Inc.(a)	70,336	1,976,442
BJ’s Wholesale Club Inc.(a)(b)	91,122	3,526,421
Family Dollar Stores Inc.	196,453	3,917,273
Foot Locker Inc.	236,218	2,940,914
Gap Inc. (The)	375,701	6,262,936
J.C. Penney Co. Inc.	338,324	12,277,778
Kohl’s Corp.(a)	112,141	4,490,126
Limited Brands Inc.	150,745	2,540,053
Macy’s Inc.	642,666	12,480,574
Office Depot Inc.(a)	416,552	4,557,079
OfficeMax Inc.	116,990	1,626,161
O’Reilly Automotive Inc.(a)	130,443	2,915,401
Penske Automotive Group Inc.	61,425	905,405
RadioShack Corp.	200,745	2,463,141
Rite Aid Corp.(a)(b)	766,695	1,219,045
Saks Inc.(a)	220,831	2,424,724
Sears Holdings Corp.(a)	90,005	6,629,768
Williams-Sonoma Inc.	122,949	2,439,308

		81,136,825
SAVINGS & LOANS—1.69%
Astoria Financial Corp.	128,667	2,583,633
Capitol Federal Financial	21,305	801,281
Hudson City Bancorp Inc.	517,045	8,624,311
New York Community Bancorp Inc.	522,882	9,328,215
People’s United Financial Inc.	527,697	8,232,073
Sovereign Bancorp Inc.	676,740	4,980,806
TFS Financial Corp.	158,649	1,838,742
Washington Federal Inc.	134,336	2,431,482
Washington Mutual Inc.	1,605,814	7,916,663

		46,737,206
SEMICONDUCTORS—1.11%
Advanced Micro Devices Inc.(a)(b)	809,561	4,719,741
Atmel Corp.(a)	243,291	846,653
Cree Inc.(a)(b)	80,876	1,844,782
Fairchild Semiconductor International Inc. Class A(a)	190,897	2,239,222
Integrated Device Technology Inc.(a)	142,108	1,412,554
International Rectifier Corp.(a)	87,092	1,672,166
Intersil Corp. Class A	124,463	3,026,940
KLA-Tencor Corp.	16,417	668,336
Lam Research Corp.(a)	16,025	579,304
LSI Corp.(a)	232,694	1,428,741
Micron Technology Inc.(a)(b)	1,015,401	6,092,406
Novellus Systems Inc.(a)	106,943	2,266,122

QLogic Corp.(a)	202,365	2,952,505
Teradyne Inc.(a)	96,537	1,068,665

		30,818,137
SOFTWARE—0.95%
CA Inc.	315,733	7,290,275
Compuware Corp.(a)	163,007	1,555,087
Dun & Bradstreet Corp. (The)	24,984	2,189,598
Fidelity National Information Services Inc.	230,044	8,490,924
IMS Health Inc.	216,290	5,039,557
Novell Inc.(a)	297,838	1,754,266

		26,319,707
TELECOMMUNICATIONS—2.39%
ADC Telecommunications Inc.(a)(b)	179,840	2,656,237
Amdocs Ltd.(a)	172,925	5,087,454
CenturyTel Inc.	160,834	5,724,082
Citizens Communications Co.	384,762	4,363,201
Clearwire Corp. Class A(a)(b)	10,840	140,486
Crown Castle International Corp.(a)	341,599	13,230,129
EchoStar Corp.(a)	59,784	1,866,456
Embarq Corp.	111,844	5,286,866
JDS Uniphase Corp.(a)	160,254	1,820,485
Leap Wireless International Inc.(a)	73,221	3,160,951
Qwest Communications International Inc.	1,153,908	4,534,858
TeleCorp PCS Inc. Escrow (c)	774	0
Telephone and Data Systems Inc.	91,201	4,311,071
Tellabs Inc.(a)	606,994	2,822,522
United States Cellular Corp.(a)	14,762	834,791
Virgin Media Inc.	448,382	6,102,479
Windstream Corp.	342,475	4,226,142

		66,168,210
TEXTILES—0.39%
Cintas Corp.	200,886	5,325,488
Mohawk Industries Inc.(a)(b)	85,134	5,457,089

		10,782,577
TOYS, GAMES & HOBBIES—0.48%
Hasbro Inc.	109,221	3,901,374
Mattel Inc.	552,010	9,450,411

		13,351,785
TRANSPORTATION—0.61%
Alexander & Baldwin Inc.	63,067	2,872,702
Con-way Inc.	58,256	2,753,179
Kansas City Southern Industries Inc.(a)(b)	21,244	934,524
Overseas Shipholding Group Inc.	37,266	2,963,392
Ryder System Inc.	58,848	4,053,450
Teekay Corp.	64,452	2,911,941
UTi Worldwide Inc.	14,411	287,499

		16,776,687
TRUCKING & LEASING—0.10%
GATX Corp.	62,204	2,757,503

		2,757,503
WATER—0.19%
American Water Works Co. Inc.(a)	96,889	2,148,998
Aqua America Inc.	203,821	3,255,021

		5,404,019

TOTAL COMMON STOCKS
(Cost: $3,235,953,139)		2,763,508,921

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.04%

MONEY MARKET FUNDS—4.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	4,467,257	4,467,257
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	107,708,215	107,708,215

		112,175,472

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,175,472)		112,175,472

TOTAL INVESTMENTS IN SECURITIES—103.71%
(Cost: $3,348,128,611)		2,875,684,393
Other Assets, Less Liabilities—(3.71)%		(102,921,653)

NET ASSETS—100.00%		$2,772,762,740

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.57%
Boeing Co. (The)	405,190	$26,629,087
General Dynamics Corp.	214,915	18,095,843
Raytheon Co.	228,172	12,841,520
United Technologies Corp.	524,757	32,377,507

		89,943,957
AGRICULTURE—2.27%
Altria Group Inc.	1,129,392	23,220,300
Philip Morris International Inc.	1,137,731	56,192,534

		79,412,834
AUTO MANUFACTURERS—0.27%
Ford Motor Co.(a)(b)	1,208,435	5,812,572
General Motors Corp.(b)	306,286	3,522,289

		9,334,861
BANKS—4.93%
Bank of America Corp.	2,457,146	58,652,075
Bank of New York Mellon Corp. (The)	616,941	23,338,878
Regions Financial Corp.	374,760	4,088,632
U.S. Bancorp	939,001	26,188,738
Wachovia Corp.	1,152,809	17,903,124
Wells Fargo & Co.	1,781,708	42,315,565

		172,487,012
BEVERAGES—3.84%
Anheuser-Busch Companies Inc.	384,533	23,887,190
Coca-Cola Co. (The)	1,077,490	56,007,930
PepsiCo Inc.	855,496	54,400,991

		134,296,111
BIOTECHNOLOGY—0.79%
Amgen Inc.(a)	586,944	27,680,279

		27,680,279
CHEMICALS—1.10%
Dow Chemical Co. (The)	501,763	17,516,546
E.I. du Pont de Nemours and Co.	485,804	20,836,134

		38,352,680
COMPUTERS—7.62%
Apple Inc.(a)	475,468	79,612,362
Dell Inc.(a)	1,089,788	23,844,561
EMC Corp.(a)	1,114,898	16,377,852
Hewlett-Packard Co.	1,330,187	58,807,567
International Business Machines Corp.	740,754	87,801,572

		266,443,914

COSMETICS & PERSONAL CARE—3.64%
Avon Products Inc.	230,302	8,295,478
Colgate-Palmolive Co.	273,865	18,924,072
Procter & Gamble Co. (The)	1,646,549	100,126,645

		127,346,195
DIVERSIFIED FINANCIAL SERVICES—6.71%
American Express Co.	624,421	23,521,939
Capital One Financial Corp.	202,323	7,690,297
Citigroup Inc.	2,936,664	49,218,489
Goldman Sachs Group Inc. (The)	212,553	37,175,520
JPMorgan Chase & Co.	1,862,391	63,898,635
Lehman Brothers Holdings Inc.	375,531	7,439,269
Merrill Lynch & Co. Inc.	531,363	16,849,521
Morgan Stanley	597,356	21,546,631
NYSE Euronext Inc.	143,137	7,251,320

		234,591,621
ELECTRIC—2.12%
AES Corp. (The)(a)	361,904	6,952,176
American Electric Power Co. Inc.	216,318	8,702,473
Entergy Corp.	103,275	12,442,572
Exelon Corp.	353,714	31,820,111
Southern Co. (The)	413,788	14,449,477

		74,366,809
FOOD—1.14%
Campbell Soup Co.	116,401	3,894,777
H.J. Heinz Co.	169,925	8,130,911
Kraft Foods Inc.	817,519	23,258,416
Sara Lee Corp.	381,367	4,671,746

		39,955,850
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	230,643	5,373,982
Weyerhaeuser Co.	113,895	5,824,590

		11,198,572
HEALTH CARE - PRODUCTS—4.68%
Baxter International Inc.	338,315	21,631,861
Covidien Ltd.	269,385	12,900,848
Johnson & Johnson	1,519,929	97,792,232
Medtronic Inc.	605,556	31,337,523

		163,662,464
HEALTH CARE - SERVICES—0.50%
UnitedHealth Group Inc.	662,644	17,394,405

		17,394,405
INSURANCE—1.95%
Allstate Corp. (The)	297,067	13,543,285
American International Group Inc.	1,449,690	38,358,797
CIGNA Corp.	151,331	5,355,604
Hartford Financial Services Group Inc. (The)	169,602	10,951,201

		68,208,887

INTERNET—1.89%
Google Inc. Class A(a)	125,351	65,987,273

		65,987,273
MACHINERY—0.70%
Caterpillar Inc.	331,512	24,472,216

		24,472,216
MANUFACTURING—5.73%
General Electric Co.	5,375,690	143,477,166
Honeywell International Inc.	399,891	20,106,519
3M Co.	379,772	26,428,333
Tyco International Ltd.	260,133	10,415,725

		200,427,743
MEDIA—3.07%
CBS Corp. Class B	368,137	7,174,990
Clear Channel Communications Inc.	268,906	9,465,491
Comcast Corp. Class A	1,596,551	30,286,573
Time Warner Inc.	1,929,519	28,556,881
Walt Disney Co. (The)	1,027,879	32,069,825

		107,553,760
MINING—0.45%
Alcoa Inc.	439,693	15,661,865

		15,661,865
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.	485,268	6,580,234

		6,580,234
OIL & GAS—12.59%
Chevron Corp.	1,115,550	110,584,472
ConocoPhillips	831,889	78,522,003
Exxon Mobil Corp.	2,849,663	251,140,800

		440,247,275
OIL & GAS SERVICES—3.67%
Baker Hughes Inc.	166,132	14,509,969
Halliburton Co.	470,420	24,965,189
National Oilwell Varco Inc.(a)	223,900	19,864,408
Schlumberger Ltd.	643,470	69,127,982

		128,467,548
PHARMACEUTICALS—4.96%
Abbott Laboratories	832,562	44,100,809
Bristol-Myers Squibb Co.	1,067,548	21,916,760
Merck & Co. Inc.	1,157,365	43,621,087
Pfizer Inc.	3,648,828	63,745,025

		173,383,681
PIPELINES—0.60%
El Paso Corp.	378,689	8,232,699
Williams Companies Inc. (The)	315,238	12,707,244

		20,939,943
RETAIL—5.04%
CVS Caremark Corp.	770,725	30,497,588
Home Depot Inc.	915,183	21,433,586

McDonald’s Corp.	611,177	34,360,371
Target Corp.	419,818	19,517,339
Wal-Mart Stores Inc.	1,254,915	70,526,223

		176,335,107
SEMICONDUCTORS—2.47%
Intel Corp.	3,089,325	66,358,701
Texas Instruments Inc.	713,307	20,086,725

		86,445,426
SOFTWARE—4.68%
Microsoft Corp.	4,319,702	118,835,002
Oracle Corp.(a)	2,139,853	44,936,913

		163,771,915
TELECOMMUNICATIONS—7.18%
AT&T Inc.	3,204,160	107,948,150
Cisco Systems Inc.(a)	3,185,858	74,103,057
Sprint Nextel Corp.	1,538,827	14,618,856
Verizon Communications Inc.	1,537,662	54,433,235

		251,103,298
TRANSPORTATION—2.16%
Burlington Northern Santa Fe Corp.	158,141	15,796,704
FedEx Corp.	167,154	13,170,064
Norfolk Southern Corp.	202,695	12,702,896
United Parcel Service Inc. Class B	550,502	33,839,358

		75,509,022

TOTAL COMMON STOCKS
(Cost: $4,306,680,255)		3,491,562,757

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	4,277,557	4,277,557
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	8,389,993	8,389,993

		12,667,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,667,550)		12,667,550

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $4,319,347,805)		3,504,230,307
Other Assets, Less Liabilities—(0.19)%		(6,493,516)

NET ASSETS—100.00%		$3,497,736,791

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.19%
Getty Images Inc.(a)	799	$27,110
Harte-Hanks Inc.	885	10,133
Interpublic Group of Companies Inc. (The)(a)	8,046	69,196
inVentiv Health Inc.(a)	599	16,646
Lamar Advertising Co.(a)(b)	1,378	49,649
Omnicom Group Inc.	5,372	241,095

		413,829
AEROSPACE & DEFENSE—2.10%
AAR Corp.(a)	606	8,199
Alliant Techsystems Inc.(a)	532	54,094
BE Aerospace Inc.(a)	1,570	36,565
Boeing Co. (The)	12,569	826,035
Curtiss-Wright Corp.	730	32,660
DRS Technologies Inc.	668	52,585
Esterline Technologies Corp.(a)	531	26,157
GenCorp Inc.(a)	956	6,845
General Dynamics Corp.	6,670	561,614
Goodrich Corp.	2,076	98,527
Kaman Corp.	425	9,673
L-3 Communications Holdings Inc.	2,052	186,465
Lockheed Martin Corp.	5,654	557,824
Moog Inc. Class A(a)	672	25,025
Northrop Grumman Corp.	5,660	378,654
Orbital Sciences Corp.(a)	999	23,536
Raytheon Co.	7,055	397,055
Rockwell Collins Inc.	2,723	130,595
Teledyne Technologies Inc.(a)	563	27,469
Triumph Group Inc.	269	12,670
United Technologies Corp.	16,275	1,004,167

		4,456,414
AGRICULTURE—2.12%
Alliance One International Inc.(a)	1,403	7,169
Altria Group Inc.	35,039	720,402
Andersons Inc. (The)	304	12,376
Archer-Daniels-Midland Co.	10,779	363,791
Lorillard Inc.(a)	2,906	200,979
Monsanto Co.	9,176	1,160,213
Philip Morris International Inc.	35,297	1,743,319
Reynolds American Inc.	2,827	131,936
Universal Corp.	445	20,123
UST Inc.	2,469	134,832

		4,495,140
AIRLINES—0.09%
AirTran Holdings Inc.(a)	1,477	3,013
Alaska Air Group Inc.(a)	650	9,971

JetBlue Airways Corp.(a)(b)	2,843	10,604
SkyWest Inc.	1,053	13,320
Southwest Airlines Co.	12,311	160,535

		197,443
APPAREL—0.50%
Coach Inc.(a)	5,734	165,598
Crocs Inc.(a)(b)	1,340	10,733
Deckers Outdoor Corp.(a)	222	30,902
Guess? Inc.	871	32,619
Gymboree Corp.(a)	445	17,831
Hanesbrands Inc.(a)	1,557	42,257
Iconix Brand Group Inc.(a)(b)	945	11,416
Jones Apparel Group Inc.	1,526	20,982
K-Swiss Inc. Class A	455	6,688
Liz Claiborne Inc.	1,710	24,196
Maidenform Brands Inc.(a)	327	4,414
Nike Inc. Class B	6,338	377,808
Oxford Industries Inc.	255	4,883
Perry Ellis International Inc.(a)	195	4,138
Phillips-Van Heusen Corp.	900	32,958
Polo Ralph Lauren Corp.	1,011	63,471
Quiksilver Inc.(a)	1,978	19,424
SKECHERS U.S.A. Inc. Class A(a)	640	12,646
Timberland Co. Class A(a)	872	14,257
VF Corp.	1,466	104,350
Volcom Inc.(a)	196	4,690
Warnaco Group Inc. (The)(a)	710	31,290
Wolverine World Wide Inc.	779	20,776

		1,058,327
AUTO MANUFACTURERS—0.27%
Ford Motor Co.(a)	36,974	177,845
General Motors Corp.	9,487	109,100
Oshkosh Corp.	1,296	26,814
PACCAR Inc.	6,143	256,962
Wabash National Corp.	523	3,954

		574,675
AUTO PARTS & EQUIPMENT—0.24%
ArvinMeritor Inc.	1,205	15,038
ATC Technology Corp.(a)	288	6,705
BorgWarner Inc.	1,914	84,943
Goodyear Tire & Rubber Co. (The)(a)	4,044	72,105
Johnson Controls Inc.	9,946	285,251
Lear Corp.(a)	1,354	19,200
Modine Manufacturing Co.	601	7,434
Spartan Motors Inc.	555	4,146
Standard Motor Products Inc.	187	1,526
Superior Industries International Inc.	423	7,140

		503,488
BANKS—3.87%
Associated Banc-Corp.	2,167	41,801
Bank Mutual Corp.	1,022	10,261
Bank of America Corp.	74,438	1,776,835
Bank of Hawaii Corp.	832	39,770
Bank of New York Mellon Corp. (The)	19,111	722,969
BB&T Corp.	9,150	208,345
Boston Private Financial Holdings Inc.	566	3,209
Cascade Bancorp(b)	465	3,580
Cathay General Bancorp(b)	847	9,207
Central Pacific Financial Corp.	503	5,362

City National Corp.	680	28,608
Colonial BancGroup Inc. (The)	3,109	13,742
Columbia Banking System Inc.	304	5,876
Comerica Inc.	2,525	64,716
Commerce Bancshares Inc.	1,047	41,524
Community Bank System Inc.	524	10,805
Corus Bankshares Inc.(b)	543	2,259
Cullen/Frost Bankers Inc.	976	48,654
Discover Financial Services LLC	7,910	104,175
East West Bancorp Inc.(b)	983	6,940
Fifth Third Bancorp	9,455	96,252
First BanCorp (Puerto Rico)	1,438	9,117
First Commonwealth Financial Corp.	1,145	10,683
First Financial Bancorp	532	4,894
First Financial Bankshares Inc.	347	15,896
First Horizon National Corp.	2,994	22,245
First Midwest Bancorp Inc.	801	14,939
FirstMerit Corp.	1,296	21,138
Frontier Financial Corp.(b)	657	5,598
Glacier Bancorp Inc.	849	13,576
Hancock Holding Co.	417	16,384
Hanmi Financial Corp.	677	3,527
Huntington Bancshares Inc.	6,121	35,318
Independent Bank Corp. (Michigan)	346	1,384
Irwin Financial Corp.	327	880
KeyCorp	7,975	87,565
M&T Bank Corp.	1,292	91,138
Marshall & Ilsley Corp.	4,452	68,249
Nara Bancorp Inc.	388	4,163
National City Corp.(b)	12,512	59,682
National Penn Bancshares Inc.	1,353	17,968
Northern Trust Corp.	3,203	219,630
Old National Bancorp	1,131	16,128
PacWest Bancorp	441	6,562
PNC Financial Services Group Inc. (The)	5,795	330,895
PrivateBancorp Inc.(b)	463	14,066
Prosperity Bancshares Inc.	565	15,102
Provident Bankshares Corp.	537	3,426
Regions Financial Corp.	11,621	126,785
Signature Bank(a)	494	12,725
South Financial Group Inc. (The)	1,264	4,955
State Street Corp.	7,149	457,464
Sterling Bancorp	306	3,657
Sterling Bancshares Inc.	1,140	10,363
Sterling Financial Corp. (Washington)	811	3,358
SunTrust Banks Inc.	5,877	212,865
Susquehanna Bancshares Inc.	1,341	18,358
SVB Financial Group(a)	500	24,055
Synovus Financial Corp.	5,553	48,478
TCF Financial Corp.	1,828	21,991
TrustCo Bank Corp. NY	1,282	9,512
U.S. Bancorp	28,962	807,750
UCBH Holdings Inc.	1,597	3,593
UMB Financial Corp.	615	31,531
Umpqua Holdings Corp.	1,165	14,131
United Bancshares Inc.	618	14,183
United Community Banks Inc.(b)	602	5,135
Wachovia Corp.	35,627	553,287
Webster Financial Corp.	910	16,926
Wells Fargo & Co.	55,195	1,310,881
Westamerica Bancorporation	495	26,032
Whitney Holding Corp.	1,089	19,929
Wilmington Trust Corp.	1,108	29,296

Wilshire Bancorp Inc.	229	1,963
Wintrust Financial Corp.	416	9,922
Zions Bancorporation	1,765	55,580

		8,209,748
BEVERAGES—2.20%
Anheuser-Busch Companies Inc.	11,893	738,793
Boston Beer Co. Inc. Class A(a)	167	6,794
Brown-Forman Corp. Class B	1,416	107,007
Coca-Cola Co. (The)	33,372	1,734,677
Coca-Cola Enterprises Inc.	4,914	85,012
Constellation Brands Inc. Class A(a)	3,228	64,108
Green Mountain Coffee Roasters Inc.(a)	294	11,046
Hansen Natural Corp.(a)(b)	1,074	30,953
Molson Coors Brewing Co. Class B	2,316	125,828
Peet’s Coffee & Tea Inc.(a)	269	5,332
Pepsi Bottling Group Inc.	2,235	62,401
PepsiAmericas Inc.	950	18,791
PepsiCo Inc.	26,516	1,686,152

		4,676,894
BIOTECHNOLOGY—1.09%
Affymetrix Inc.(a)	1,136	11,689
Amgen Inc.(a)	18,212	858,878
ArQule Inc.(a)(b)	563	1,830
Biogen Idec Inc.(a)	4,901	273,917
Cambrex Corp.(a)	445	2,612
Celgene Corp.(a)	7,287	465,421
Charles River Laboratories International Inc.(a)	1,170	74,786
CryoLife Inc.(a)	384	4,393
Enzo Biochem Inc.(a)	450	5,049
Genzyme Corp.(a)	4,484	322,938
Integra LifeSciences Holdings Corp.(a)	311	13,833
Invitrogen Corp.(a)(b)	1,566	61,481
Martek Biosciences Corp.(a)	543	18,305
Millipore Corp.(a)	950	64,467
PDL BioPharma Inc.	1,898	20,157
Regeneron Pharmaceuticals Inc.(a)	1,033	14,917
Savient Pharmaceuticals Inc.(a)	744	18,823
Vertex Pharmaceuticals Inc.(a)	2,381	79,692

		2,313,188
BUILDING MATERIALS—0.13%
Apogee Enterprises Inc.	522	8,436
Drew Industries Inc.(a)	259	4,131
Lennox International Inc.	992	28,728
Martin Marietta Materials Inc.(b)	669	69,302
Masco Corp.	6,071	95,497
NCI Building Systems Inc.(a)	350	12,855
Quanex Building Products Corp.	646	9,600
Simpson Manufacturing Co. Inc.(b)	605	14,363
Texas Industries Inc.	459	25,764
Universal Forest Products Inc.	304	9,108

		277,784
CHEMICALS—1.73%
A. Schulman Inc.	523	12,045
Air Products and Chemicals Inc.	3,530	348,976
Airgas Inc.	1,378	80,461
Albemarle Corp.	1,282	51,165
Arch Chemicals Inc.	425	14,089
Ashland Inc.	891	42,946
Cabot Corp.	1,033	25,112

CF Industries Holdings Inc.	809	123,615
Chemtura Corp.	3,952	23,080
Cytec Industries Inc.	681	37,155
Dow Chemical Co. (The)	15,571	543,584
E.I. du Pont de Nemours and Co.	15,060	645,923
Eastman Chemical Co.	1,303	89,725
Ecolab Inc.	2,966	127,508
Ferro Corp.	720	13,507
FMC Corp.	1,284	99,433
Georgia Gulf Corp.	598	1,734
H.B. Fuller Co.	789	17,705
Hercules Inc.	1,944	32,912
International Flavors & Fragrances Inc.	1,380	53,903
Lubrizol Corp.	1,131	52,399
Minerals Technologies Inc.	337	21,430
NewMarket Corp.	245	16,226
Olin Corp.	1,183	30,971
OM Group Inc.(a)	500	16,395
OMNOVA Solutions Inc.(a)	640	1,779
Penford Corp.	189	2,812
PolyOne Corp.(a)	1,585	11,047
PPG Industries Inc.	2,741	157,251
Praxair Inc.	5,247	494,477
Quaker Chemical Corp.	189	5,039
Rohm and Haas Co.	2,089	97,013
RPM International Inc.	1,949	40,149
Sensient Technologies Corp.	801	22,556
Sherwin-Williams Co. (The)	1,675	76,933
Sigma-Aldrich Corp.	2,180	117,415
Terra Industries Inc.	1,557	76,838
Tronox Inc. Class B	614	1,854
Valspar Corp. (The)	1,663	31,447
Zep Inc.	374	5,565

		3,664,174
COAL—0.53%
Arch Coal Inc.	2,407	180,597
CONSOL Energy Inc.	3,058	343,627
Massey Energy Co.	1,368	128,250
Patriot Coal Corp.(a)	447	68,521
Peabody Energy Corp.	4,541	399,835

		1,120,830
COMMERCIAL SERVICES—1.17%
Aaron Rents Inc.	790	17,641
ABM Industries Inc.	680	15,130
Administaff Inc.	383	10,682
Alliance Data Systems Corp.(a)	1,322	74,759
AMN Healthcare Services Inc.(a)	529	8,951
Apollo Group Inc. Class A(a)	2,322	102,772
Arbitron Inc.	503	23,892
Avis Budget Group Inc.(a)	1,639	13,718
Bankrate Inc.(a)(b)	170	6,642
Bowne & Co. Inc.	536	6,834
Career Education Corp.(a)	1,604	23,434
CDI Corp.	228	5,800
Chemed Corp.	425	15,559
ChoicePoint Inc.(a)	1,124	54,177
Coinstar Inc.(a)	425	13,902
Consolidated Graphics Inc.(a)	193	9,509
Convergys Corp.(a)	1,986	29,512
Corinthian Colleges Inc.(a)	1,471	17,078
Corporate Executive Board Co. (The)	537	22,581

Corrections Corp. of America(a)	2,103	57,769
CPI Corp.	123	2,304
Cross Country Healthcare Inc.(a)	376	5,418
Deluxe Corp.	827	14,737
DeVry Inc.	1,021	54,746
Equifax Inc.	2,176	73,157
Gartner Inc.(a)	1,072	22,212
Gevity HR Inc.	466	2,507
H&R Block Inc.	5,434	116,288
Healthcare Services Group Inc.	675	10,267
HealthSpring Inc.(a)	860	14,517
Heidrick & Struggles International Inc.	332	9,176
Hillenbrand Inc.	1,015	21,721
HMS Holdings Corp.(a)	340	7,300
ITT Educational Services Inc.(a)	462	38,175
Kelly Services Inc. Class A	314	6,070
Kendle International Inc.(a)(b)	197	7,157
Korn/Ferry International(a)	917	14,424
Live Nation Inc.(a)	1,070	11,321
Manpower Inc.	1,361	79,265
MAXIMUS Inc.	297	10,342
McKesson Corp.	4,650	259,981
Midas Inc.(a)	190	2,565
Monster Worldwide Inc.(a)	2,075	42,766
Moody’s Corp.	3,397	116,993
MPS Group Inc.(a)	1,669	17,741
Navigant Consulting Inc.(a)	866	16,939
On Assignment Inc.(a)	522	4,186
PAREXEL International Corp.(a)	859	22,600
Pharmaceutical Product Development Inc.	1,702	73,016
PharmaNet Development Group Inc.(a)	457	7,207
Pre-Paid Legal Services Inc.(a)	186	7,555
Quanta Services Inc.(a)	2,854	94,953
R.R. Donnelley & Sons Co.	3,555	105,548
Rent-A-Center Inc.(a)	1,181	24,293
Rewards Network Inc.(a)	465	1,911
Robert Half International Inc.	2,614	62,658
Rollins Inc.	792	11,737
Service Corp. International	4,413	43,512
Sotheby’s Holdings Inc. Class A(b)	1,115	29,403
Spherion Corp.(a)	1,026	4,740
StarTek Inc.(a)	196	1,842
Strayer Education Inc.	234	48,922
TrueBlue Inc.(a)	909	12,008
United Rentals Inc.(a)	1,291	25,317
Universal Technical Institute Inc.(a)	387	4,822
Valassis Communications Inc.(a)	833	10,429
Viad Corp.	384	9,903
Volt Information Sciences Inc.(a)	229	2,727
Watson Wyatt Worldwide Inc.	692	36,600
Western Union Co.	12,332	304,847
Wright Express Corp.(a)	675	16,740

		2,475,907
COMPUTERS—4.71%
Affiliated Computer Services Inc. Class A(a)	1,611	86,172
Agilysys Inc.	543	6,158
Ansoft Corp.(a)	289	10,520
Apple Inc.(a)	14,728	2,466,056
CACI International Inc. Class A(a)	521	23,846
Cadence Design Systems Inc.(a)	4,143	41,844
Catapult Communications Corp.(a)	162	1,153
CIBER Inc.(a)	1,064	6,607

Cognizant Technology Solutions Corp.(a)	4,815	156,536
Computer Sciences Corp.(a)	2,546	119,255
Dell Inc.(a)	33,808	739,719
Diebold Inc.	1,113	39,601
DST Systems Inc.(a)	780	42,939
Electronic Data Systems Corp.	8,538	210,376
EMC Corp.(a)	34,600	508,274
FactSet Research Systems Inc.	690	38,888
Hewlett-Packard Co.	41,273	1,824,679
Hutchinson Technology Inc.(a)	450	6,048
Imation Corp.	557	12,766
International Business Machines Corp.	22,956	2,720,975
Jack Henry & Associates Inc.	1,258	27,223
Lexmark International Inc. Class A(a)	1,648	55,093
Manhattan Associates Inc.(a)	448	10,631
Mentor Graphics Corp.(a)	1,362	21,520
Mercury Computer Systems Inc.(a)	392	2,952
MICROS Systems Inc.(a)	1,306	39,820
MTS Systems Corp.	315	11,302
NCR Corp.(a)	2,872	72,374
NetApp Inc.(a)	5,757	124,697
Palm Inc.(b)	1,673	9,017
Radiant Systems Inc.(a)	389	4,174
RadiSys Corp.(a)	310	2,809
SanDisk Corp.(a)	3,852	72,032
SI International Inc.(a)	198	4,146
SRA International Inc. Class A(a)	660	14,824
Stratasys Inc.(a)	347	6,406
Sun Microsystems Inc.(a)	13,289	144,584
Sykes Enterprises Inc.(a)	468	8,826
Synaptics Inc.(a)	429	16,186
Synopsys Inc.(a)	2,299	54,969
Teradata Corp.(a)	3,068	70,994
Tyler Technologies Inc.(a)	581	7,884
Unisys Corp.(a)	5,647	22,306
Western Digital Corp.(a)	3,680	127,070

		9,994,251
COSMETICS & PERSONAL CARE—1.93%
Alberto-Culver Co.	1,325	34,808
Avon Products Inc.	7,150	257,543
Chattem Inc.(a)	306	19,905
Colgate-Palmolive Co.	8,466	585,001
Estee Lauder Companies Inc. (The) Class A	1,894	87,976
Procter & Gamble Co. (The)	51,024	3,102,769

		4,088,002
DISTRIBUTION & WHOLESALE—0.23%
Brightpoint Inc.(a)	916	6,687
Building Materials Holding Corp.(b)	460	814
Fastenal Co.	2,061	88,953
Genuine Parts Co.	2,773	110,033
Ingram Micro Inc. Class A(a)	2,421	42,973
LKQ Corp.(a)	1,857	33,556
Owens & Minor Inc.	681	31,115
Pool Corp.(b)	879	15,611
ScanSource Inc.(a)	413	11,052
Tech Data Corp.(a)	904	30,637
United Stationers Inc.(a)	403	14,891
W.W. Grainger Inc.	1,069	87,444
Watsco Inc.	384	16,051

		489,817

DIVERSIFIED FINANCIAL SERVICES—4.73%
Affiliated Managers Group Inc.(a)	681	61,331
American Express Co.	19,357	729,178
AmeriCredit Corp.(a)(b)	2,007	17,300
Ameriprise Financial Inc.	3,691	150,113
Capital One Financial Corp.	6,248	237,486
Charles Schwab Corp. (The)	15,494	318,247
CIT Group Inc.	4,631	31,537
Citigroup Inc.	91,061	1,526,182
CME Group Inc.	908	347,937
E*TRADE Financial Corp.(a)(b)	8,092	25,409
Eaton Vance Corp.	1,967	78,208
Federal Home Loan Mortgage Corp.	10,824	177,514
Federal National Mortgage Association	17,730	345,912
Federated Investors Inc. Class B	1,478	50,873
Financial Federal Corp.	457	10,036
Franklin Resources Inc.	2,635	241,498
Goldman Sachs Group Inc. (The)	6,588	1,152,241
IntercontinentalExchange Inc.(a)	1,174	133,836
Investment Technology Group Inc.(a)	719	24,058
Janus Capital Group Inc.	2,437	64,507
Jefferies Group Inc.(b)	1,865	31,369
JPMorgan Chase & Co.	57,638	1,977,560
LaBranche & Co. Inc.(a)	1,022	7,236
Legg Mason Inc.	2,375	103,479
Lehman Brothers Holdings Inc.	11,576	229,321
Merrill Lynch & Co. Inc.	16,424	520,805
Morgan Stanley	18,495	667,115
National Financial Partners Corp.	660	13,081
NYSE Euronext Inc.	4,440	224,930
optionsXpress Holdings Inc.	746	16,666
Piper Jaffray Companies(a)	213	6,247
Portfolio Recovery Associates Inc.(a)(b)	267	10,012
Raymond James Financial Inc.	1,637	43,200
SLM Corp.(a)	7,783	150,601
SWS Group Inc.	419	6,960
T. Rowe Price Group Inc.	4,394	248,129
TradeStation Group Inc.(a)	378	3,837
Waddell & Reed Financial Inc. Class A	1,374	48,104
World Acceptance Corp.(a)	310	10,438

		10,042,493
ELECTRIC—3.72%
AES Corp. (The)(a)	11,216	215,459
Allegheny Energy Inc.	2,827	141,661
ALLETE Inc.	381	16,002
Alliant Energy Corp.	1,933	66,225
Ameren Corp.	3,519	148,607
American Electric Power Co. Inc.	6,708	269,863
Aquila Inc.(a)	6,318	23,819
Avista Corp.	836	17,941
Black Hills Corp.	688	22,057
CenterPoint Energy Inc.	5,517	88,548
Central Vermont Public Service Corp.	196	3,797
CH Energy Group Inc.	226	8,039
Cleco Corp.	910	21,230
CMS Energy Corp.	3,596	53,580
Consolidated Edison Inc.	4,493	175,631
Constellation Energy Group Inc.	2,982	244,822
Dominion Resources Inc.	9,628	457,234
DPL Inc.	1,951	51,467
DTE Energy Co.	2,708	114,928
Duke Energy Corp.	21,153	367,639

Dynegy Inc. Class A(a)	8,255	70,580
Edison International	5,459	280,483
El Paso Electric Co.(a)	827	16,375
Energy East Corp.	2,696	66,645
Entergy Corp.	3,203	385,897
Exelon Corp.	10,972	987,041
FirstEnergy Corp.	5,106	420,377
FPL Group Inc.	6,823	447,452
Great Plains Energy Inc.	1,526	38,577
Hawaiian Electric Industries Inc.	1,339	33,113
IDACORP Inc.	721	20,830
Integrys Energy Group Inc.	1,247	63,385
MDU Resources Group Inc.	2,994	104,371
Northeast Utilities	2,544	64,948
NSTAR	1,755	59,354
OGE Energy Corp.	1,508	47,819
Pepco Holdings Inc.	3,329	85,389
PG&E Corp.	5,961	236,592
Pinnacle West Capital Corp.	1,618	49,786
PNM Resources Inc.	1,218	14,567
PPL Corp.	6,255	326,949
Progress Energy Inc.	4,353	182,086
Public Service Enterprise Group Inc.	8,517	391,186
Puget Energy Inc.	2,102	50,427
SCANA Corp.	1,923	71,151
Sierra Pacific Resources Corp.	3,965	50,395
Southern Co. (The)	12,807	447,220
TECO Energy Inc.	3,429	73,689
UIL Holdings Corp.	386	11,352
UniSource Energy Corp.	599	18,575
Westar Energy Inc.	1,632	35,104
Wisconsin Energy Corp.	1,939	87,682
Xcel Energy Inc.	7,195	144,404

		7,892,350
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
Advanced Energy Industries Inc.(a)	524	7,179
AMETEK Inc.	1,749	82,588
Belden Inc.	726	24,597
C&D Technologies Inc.(a)	447	3,782
Emerson Electric Co.	13,063	645,965
Energizer Holdings Inc.(a)	978	71,482
Greatbatch Inc.(a)	350	6,055
Hubbell Inc. Class B	983	39,192
Littelfuse Inc.(a)	385	12,147
Magnetek Inc.(a)	563	2,381
Molex Inc.	2,318	56,582
Vicor Corp.	349	3,483

		955,433
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	5,984	212,671
Amphenol Corp. Class A	2,969	133,249
Analogic Corp.	230	14,506
Applied Biosystems Group	2,864	95,887
Arrow Electronics Inc.(a)	2,134	65,556
Avnet Inc.(a)	2,505	68,336
Bel Fuse Inc. Class B	189	4,670
Benchmark Electronics Inc.(a)	1,130	18,464
Brady Corp. Class A	877	30,283
Checkpoint Systems Inc.(a)	676	14,115
CTS Corp.	602	6,050

Cubic Corp.	298	6,639
Cymer Inc.(a)(b)	448	12,042
Daktronics Inc.(b)	503	10,146
Dionex Corp.(a)	336	22,300
Electro Scientific Industries Inc.(a)	484	6,858
FARO Technologies Inc.(a)	278	6,997
FEI Co.(a)	593	13,509
FLIR Systems Inc.(a)(b)	2,226	90,309
Gentex Corp.	2,497	36,057
II-VI Inc.(a)	408	14,247
Itron Inc.(a)(b)	576	56,650
Jabil Circuit Inc.	3,391	55,646
Keithley Instruments Inc.	277	2,631
KEMET Corp.(a)(b)	1,478	4,789
LoJack Corp.(a)	308	2,452
Methode Electronics Inc.	601	6,280
National Instruments Corp.	942	26,725
Park Electrochemical Corp.	333	8,095
PerkinElmer Inc.	1,898	52,859
Photon Dynamics Inc.(a)	291	4,388
Planar Systems Inc.(a)	277	720
Plexus Corp.(a)	722	19,985
Rogers Corp.(a)	293	11,014
Sonic Solutions Inc.(a)	388	2,312
Technitrol Inc.	683	11,604
Thermo Fisher Scientific Inc.(a)	7,011	390,723
Thomas & Betts Corp.(a)	872	33,005
Trimble Navigation Ltd.(a)	2,075	74,077
TTM Technologies Inc.(a)	583	7,701
Tyco Electronics Ltd.	8,013	287,026
Varian Inc.(a)	520	26,551
Vishay Intertechnology Inc.(a)	3,010	26,699
Waters Corp.(a)	1,704	109,908
Watts Water Technologies Inc. Class A	447	11,130
Woodward Governor Co.	990	35,303

		2,151,164
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	655	7,709

		7,709
ENGINEERING & CONSTRUCTION—0.35%
Dycom Industries Inc.(a)	711	10,324
EMCOR Group Inc.(a)	1,064	30,356
Fluor Corp.	1,485	276,329
Granite Construction Inc.	537	16,932
Insituform Technologies Inc. Class A(a)	462	7,036
Jacobs Engineering Group Inc.(a)	2,029	163,740
KBR Inc.	2,771	96,736
Shaw Group Inc. (The)(a)	1,403	86,691
URS Corp.(a)	1,373	57,625

		745,769
ENTERTAINMENT—0.12%
DreamWorks Animation SKG Inc. Class A(a)	1,332	39,707
International Game Technology Inc.	5,243	130,970
International Speedway Corp. Class A	454	17,720
Macrovision Solutions Corp.(a)	1,302	19,478
Pinnacle Entertainment Inc.(a)	938	9,840
Scientific Games Corp. Class A(a)	1,102	32,641
Shuffle Master Inc.(a)	569	2,811

		253,167

ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(a)	5,736	72,388
Darling International Inc.(a)	1,362	22,500
Mine Safety Appliances Co.	487	19,475
Republic Services Inc.	2,577	76,537
Stericycle Inc.(a)	1,469	75,947
Tetra Tech Inc.(a)	957	21,647
Waste Connections Inc.(a)	1,090	34,804
Waste Management Inc.	8,167	307,978

		631,276
FOOD—1.81%
Campbell Soup Co.	3,681	123,166
ConAgra Foods Inc.	8,104	156,245
Corn Products International Inc.	1,216	59,718
Dean Foods Co.(a)	2,555	50,129
Flowers Foods Inc.	1,360	38,542
General Mills Inc.	5,641	342,804
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	300	6,846
H.J. Heinz Co.	5,280	252,648
Hain Celestial Group Inc.(a)	635	14,910
Hershey Co. (The)	2,791	91,489
Hormel Foods Corp.	1,205	41,705
J&J Snack Foods Corp.	224	6,140
J.M. Smucker Co. (The)	949	38,567
Kellogg Co.	4,260	204,565
Kraft Foods Inc.	25,364	721,606
Kroger Co. (The)	11,083	319,966
Lance Inc.	503	9,441
McCormick & Co. Inc. NVS	2,161	77,061
Nash Finch Co.	200	6,854
Ralcorp Holdings Inc.(a)	428	21,160
Ruddick Corp.	577	19,797
Safeway Inc.	7,366	210,299
Sanderson Farms Inc.(b)	259	8,941
Sara Lee Corp.	11,938	146,240
Smithfield Foods Inc.(a)(b)	1,968	39,124
Spartan Stores Inc.	357	8,211
SUPERVALU Inc.	3,461	106,910
Sysco Corp.	10,111	278,154
Tootsie Roll Industries Inc.	481	12,088
TreeHouse Foods Inc.(a)	524	12,712
Tyson Foods Inc. Class A	4,519	67,514
United Natural Foods Inc.(a)	683	13,305
Whole Foods Market Inc.	2,350	55,671
Wm. Wrigley Jr. Co.	3,627	282,108

		3,844,636
FOREST PRODUCTS & PAPER—0.33%
Buckeye Technologies Inc.(a)	637	5,389
Deltic Timber Corp.	199	10,648
International Paper Co.	7,170	167,061
Louisiana-Pacific Corp.	1,740	14,773
MeadWestvaco Corp.	2,972	70,852
Neenah Paper Inc.	267	4,462
Plum Creek Timber Co. Inc.	2,871	122,620
Potlatch Corp.	653	29,463
Rayonier Inc.	1,365	57,958
Rock-Tenn Co. Class A	602	18,054
Schweitzer-Mauduit International Inc.	239	4,027
Temple-Inland Inc.	1,797	20,252
Wausau Paper Corp.	879	6,777
Weyerhaeuser Co.	3,485	178,223

		710,559

GAS—0.39%
AGL Resources Inc.	1,261	43,605
Atmos Energy Corp.	1,423	39,232
Energen Corp.	1,188	92,700
Laclede Group Inc. (The)	384	15,502
New Jersey Resources Corp.	725	23,671
Nicor Inc.	721	30,707
NiSource Inc.	4,512	80,855
Northwest Natural Gas Co.	466	21,557
Piedmont Natural Gas Co.	1,229	32,151
Sempra Energy	4,200	237,090
South Jersey Industries Inc.	491	18,344
Southern Union Co.	2,131	57,580
Southwest Gas Corp.	671	19,949
UGI Corp.	1,722	49,439
Vectren Corp.	1,290	40,261
WGL Holdings Inc.	839	29,147

		831,790
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	749	26,200
Black & Decker Corp. (The)	1,002	57,625
Kennametal Inc.	1,290	41,989
Lincoln Electric Holdings Inc.	701	55,169
Regal Beloit Corp.	505	21,336
Snap-On Inc.	981	51,022
Stanley Works (The)	1,338	59,983

		313,324
HEALTH CARE - PRODUCTS—3.73%
Abaxis Inc.(a)	370	8,928
Advanced Medical Optics Inc.(a)	1,056	19,789
American Medical Systems Holdings Inc.(a)	1,181	17,656
ArthroCare Corp.(a)(b)	425	17,344
Baxter International Inc.	10,498	671,242
Beckman Coulter Inc.	1,037	70,029
Becton, Dickinson and Co.	4,089	332,436
BIOLASE Technology Inc.(a)	466	1,594
Boston Scientific Corp.(a)	22,500	276,525
C.R. Bard Inc.	1,683	148,020
CONMED Corp.(a)	521	13,833
Cooper Companies Inc. (The)	727	27,008
Covidien Ltd.	8,354	400,073
Cyberonics Inc.(a)	390	8,463
Datascope Corp.	193	9,071
DENTSPLY International Inc.	2,559	94,171
Edwards Lifesciences Corp.(a)	896	55,588
Gen-Probe Inc.(a)	922	43,777
Haemonetics Corp.(a)	429	23,792
Henry Schein Inc.(a)	1,543	79,573
Hill-Rom Holdings Inc.	1,015	27,385
Hologic Inc.(a)(b)	4,289	93,500
ICU Medical Inc.(a)	228	5,217
IDEXX Laboratories Inc.(a)	1,052	51,274
Immucor Inc.(a)	1,087	28,132
Intuitive Surgical Inc.(a)	648	174,571
Invacare Corp.	543	11,099
Johnson & Johnson	47,102	3,030,543
Kensey Nash Corp.(a)	190	6,089
Kinetic Concepts Inc.(a)	909	36,278
LCA-Vision Inc.(b)	345	1,646

Medtronic Inc.	18,804	973,107
Mentor Corp.(b)	512	14,244
Meridian Bioscience Inc.	695	18,709
Merit Medical Systems Inc.(a)	429	6,306
Osteotech Inc.(a)	333	1,895
Palomar Medical Technologies Inc.(a)	277	2,764
Patterson Companies Inc.(a)	2,159	63,453
PSS World Medical Inc.(a)	1,074	17,506
ResMed Inc.(a)	1,251	44,711
St. Jude Medical Inc.(a)	5,639	230,522
Steris Corp.	1,063	30,572
Stryker Corp.	3,971	249,696
SurModics Inc.(a)(b)	261	11,703
Symmetry Medical Inc.(a)	584	9,472
TECHNE Corp.(a)	649	50,226
Varian Medical Systems Inc.(a)	2,048	106,189
Vital Sign Inc.	109	6,189
West Pharmaceutical Services Inc.	554	23,977
Zimmer Holdings Inc.(a)	3,907	265,871
Zoll Medical Corp.(a)	355	11,953

		7,923,711
HEALTH CARE - SERVICES—1.13%
Aetna Inc.	8,124	329,266
Air Methods Corp.(a)	184	4,600
Amedisys Inc.(a)	390	19,664
AMERIGROUP Corp.(a)	871	18,117
AmSurg Corp.(a)	503	12,248
Apria Healthcare Group Inc.(a)	751	14,562
Centene Corp.(a)	717	12,038
Community Health Systems Inc.(a)	1,606	52,966
Covance Inc.(a)	1,051	90,407
Coventry Health Care Inc.(a)	2,634	80,126
Gentiva Health Services Inc.(a)	389	7,410
Health Management Associates Inc. Class A(a)	3,915	25,487
Health Net Inc.(a)	1,769	42,562
Healthways Inc.(a)	565	16,724
Humana Inc.(a)	2,796	111,197
Kindred Healthcare Inc.(a)	527	15,157
Laboratory Corp. of America Holdings(a)	1,853	129,024
LHC Group Inc.(a)	252	5,859
LifePoint Hospitals Inc.(a)(b)	923	26,121
Lincare Holdings Inc.(a)	1,220	34,648
Magellan Health Services Inc.(a)	677	25,069
MedCath Corp.(a)	216	3,884
Molina Healthcare Inc.(a)	230	5,598
Odyssey Healthcare Inc.(a)	635	6,185
Pediatrix Medical Group Inc.(a)	801	39,433
Psychiatric Solutions Inc.(a)	874	33,072
Quest Diagnostics Inc.	2,600	126,022
RehabCare Group Inc.(a)	270	4,328
Res-Care Inc.(a)	334	5,939
Sunrise Senior Living Inc.(a)	726	16,320
Tenet Healthcare Corp.(a)	8,237	45,798
UnitedHealth Group Inc.	20,565	539,831
Universal Health Services Inc. Class B	841	53,168
WellCare Health Plans Inc.(a)	689	24,907
WellPoint Inc.(a)	8,812	419,980

		2,397,717
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	2,923	137,206

		137,206

HOME BUILDERS—0.16%
Centex Corp.	2,004	26,793
Champion Enterprises Inc.(a)	1,301	7,611
D.R. Horton Inc.	4,562	49,498
Fleetwood Enterprises Inc.(a)	1,023	2,680
Hovnanian Enterprises Inc. Class A(a)(b)	639	3,502
KB Home	1,282	21,704
Lennar Corp. Class A	2,291	28,271
M.D.C. Holdings Inc.	559	21,835
M/I Homes Inc.	216	3,398
Meritage Homes Corp.(a)	456	6,918
Monaco Coach Corp.	502	1,526
NVR Inc.(a)(b)	91	45,507
Pulte Homes Inc.	3,488	33,589
Ryland Group Inc.	729	15,899
Skyline Corp.	123	2,891
Standard-Pacific Corp.(b)	1,129	3,816
Thor Industries Inc.(b)	569	12,097
Toll Brothers Inc.(a)	2,168	40,607
Winnebago Industries Inc.(b)	534	5,441

		333,583
HOME FURNISHINGS—0.08%
Audiovox Corp. Class A(a)	310	3,044
Bassett Furniture Industries Inc.	189	2,230
Ethan Allen Interiors Inc.	535	13,161
Furniture Brands International Inc.	863	11,530
Harman International Industries Inc.	963	39,859
La-Z-Boy Inc.(b)	905	6,923
Universal Electronics Inc.(a)	241	5,037
Whirlpool Corp.	1,270	78,397

		160,181
HOUSEHOLD PRODUCTS & WARES—0.44%
American Greetings Corp. Class A	696	8,589
Avery Dennison Corp.	1,790	78,635
Blyth Inc.	448	5,389
Central Garden & Pet Co. Class A(a)	1,181	4,842
Church & Dwight Co. Inc.	1,068	60,182
Clorox Co. (The)	2,298	119,956
Fortune Brands Inc.	2,583	161,205
Fossil Inc.(a)	765	22,239
Kimberly-Clark Corp.	7,039	420,791
Russ Berrie and Co. Inc.(a)	188	1,498
Scotts Miracle-Gro Co. (The) Class A	750	13,178
Spectrum Brands Inc.(a)	711	1,813
Standard Register Co. (The)	238	2,244
Tupperware Brands Corp.	975	33,365
WD-40 Co.	275	8,044

		941,970
HOUSEWARES—0.05%
Libbey Inc.	228	1,696
National Presto Industries Inc.	75	4,814
Newell Rubbermaid Inc.	4,505	75,639
Toro Co. (The)	593	19,729

		101,878
INSURANCE—3.57%
ACE Ltd.	5,527	304,482
Aflac Inc.	7,951	499,323
Allstate Corp. (The)	9,223	420,477

American Financial Group Inc.	1,150	30,763
American International Group Inc.	45,021	1,191,256
Aon Corp.	4,994	229,424
Arthur J. Gallagher & Co.	1,589	38,295
Assurant Inc.	1,593	105,074
Brown & Brown Inc.	1,860	32,345
Chubb Corp.	6,104	299,157
CIGNA Corp.	4,694	166,121
Cincinnati Financial Corp.	2,722	69,139
Delphi Financial Group Inc. Class A	733	16,962
Everest Re Group Ltd.	1,070	85,290
Fidelity National Financial Inc.	3,617	45,574
First American Corp.	1,595	42,108
Genworth Financial Inc. Class A	7,252	129,158
Hanover Insurance Group Inc. (The)	839	35,658
Hartford Financial Services Group Inc. (The)	5,260	339,638
HCC Insurance Holdings Inc.	1,835	38,792
Hilb Rogal & Hobbs Co.	597	25,946
Horace Mann Educators Corp.	723	10,136
Infinity Property and Casualty Corp.	242	10,048
LandAmerica Financial Group Inc.	292	6,479
Lincoln National Corp.	4,329	196,190
Loews Corp.	6,050	283,745
Marsh & McLennan Companies Inc.	8,540	226,737
MBIA Inc.(b)	3,350	14,707
Mercury General Corp.	600	28,032
MetLife Inc.	11,875	626,644
MGIC Investment Corp.	1,930	11,792
Navigators Group Inc. (The)(a)	227	12,269
Old Republic International Corp.	3,791	44,885
Philadelphia Consolidated Holding Corp.(a)	940	31,932
PMI Group Inc. (The)	1,477	2,880
Presidential Life Corp.	348	5,366
Principal Financial Group Inc.	4,329	181,688
ProAssurance Corp.(a)	492	23,670
Progressive Corp. (The)	11,369	212,828
Protective Life Corp.	1,131	43,035
Prudential Financial Inc.	7,300	436,102
Radian Group Inc.	1,398	2,027
RLI Corp.	271	13,406
Safeco Corp.	1,495	100,404
Safety Insurance Group Inc.	231	8,235
SCPIE Holdings Inc.(a)	189	5,290
Selective Insurance Group Inc.	962	18,047
StanCorp Financial Group Inc.	787	36,958
Stewart Information Services Corp.	333	6,440
Torchmark Corp.	1,492	87,506
Tower Group Inc.	338	7,162
Travelers Companies Inc. (The)	10,125	439,425
United Fire & Casualty Co.	331	8,914
Unitrin Inc.	835	23,021
Unum Group	5,811	118,835
W.R. Berkley Corp.	2,584	62,429
XL Capital Ltd. Class A	2,966	60,981
Zenith National Insurance Corp.	619	21,764

		7,574,991
INTERNET—2.05%
Akamai Technologies Inc.(a)	2,790	97,064
Amazon.com Inc.(a)	5,167	378,896
Avocent Corp.(a)	825	15,345
Blue Coat Systems Inc.(a)	578	8,156
Blue Nile Inc.(a)(b)	230	9,780

CyberSource Corp.(a)	1,071	17,918
DealerTrack Holdings Inc.(a)	496	6,999
Digital River Inc.(a)	554	21,373
eBay Inc.(a)	18,503	505,687
Expedia Inc.(a)	3,447	63,356
F5 Networks Inc.(a)	1,345	38,225
Google Inc. Class A(a)	3,883	2,044,089
IAC/InterActiveCorp(a)	2,927	56,433
InfoSpace Inc.	465	3,873
j2 Global Communications Inc.(a)	808	18,584
Knot Inc. (The)(a)	462	4,518
McAfee Inc.(a)	2,647	90,077
NetFlix Inc.(a)(b)	804	20,960
NutriSystem Inc.(b)	576	8,145
PCTEL Inc.	384	3,683
Perficient Inc.(a)	492	4,753
Secure Computing Corp.(a)	1,013	4,194
Stamps.com Inc.(a)	288	3,594
Symantec Corp.(a)	14,181	274,402
United Online Inc.	1,032	10,351
ValueClick Inc.(a)	1,619	24,528
VeriSign Inc.(a)	3,278	123,908
Websense Inc.(a)	801	13,489
Yahoo! Inc.(a)	22,926	473,651

		4,346,031
INVESTMENT COMPANIES—0.05%
American Capital Strategies Ltd.(b)	3,330	79,154
Apollo Investment Corp.	2,320	33,246

		112,400
IRON & STEEL—0.67%
AK Steel Holding Corp.	1,873	129,237
Allegheny Technologies Inc.	1,694	100,420
Carpenter Technology Corp.	807	35,226
Cleveland-Cliffs Inc.	1,530	182,361
Gibraltar Industries Inc.	493	7,873
Material Sciences Corp.(a)	230	1,863
Nucor Corp.	5,234	390,823
Olympic Steel Inc.	151	11,464
Reliance Steel & Aluminum Co.	1,059	81,638
Steel Dynamics Inc.	3,134	122,445
United States Steel Corp.	1,974	364,756

		1,428,106
LEISURE TIME—0.23%
Arctic Cat Inc.	199	1,562
Brunswick Corp.	1,550	16,430
Callaway Golf Co.	1,143	13,522
Carnival Corp.	7,313	241,036
Harley-Davidson Inc.	3,999	145,004
Life Time Fitness Inc.(a)(b)	539	15,927
Multimedia Games Inc.(a)	465	2,055
Nautilus Inc.	546	2,774
Polaris Industries Inc.(b)	546	22,047
WMS Industries Inc.(a)	730	21,732

		482,089
LODGING—0.16%
Boyd Gaming Corp.	1,003	12,598
Marcus Corp.	384	5,741
Marriott International Inc. Class A	5,044	132,355
Monarch Casino & Resort Inc.(a)	177	2,089

Starwood Hotels & Resorts Worldwide Inc.	3,156	126,461
Wyndham Worldwide Corp.	2,917	52,243

		331,487
MACHINERY—1.18%
AGCO Corp.(a)	1,511	79,192
Albany International Corp. Class A	500	14,500
Applied Industrial Technologies Inc.	605	14,623
Astec Industries Inc.(a)	296	9,513
Briggs & Stratton Corp.	875	11,095
Cascade Corp.	178	7,533
Caterpillar Inc.	10,284	759,165
Cognex Corp.	772	17,795
Cummins Inc.	3,389	222,047
Deere & Co.	7,214	520,346
Flowserve Corp.	960	131,232
Gardner Denver Inc.(a)	880	49,984
Gerber Scientific Inc.(a)	425	4,837
Graco Inc.	981	37,347
IDEX Corp.	1,304	48,039
Intevac Inc.(a)	346	3,903
Joy Global Inc.	1,810	137,252
Lindsay Corp.	195	16,569
Manitowoc Co. Inc. (The)	2,168	70,525
Nordson Corp.	569	41,474
Robbins & Myers Inc.	536	26,730
Rockwell Automation Inc.	2,488	108,800
Terex Corp.(a)	1,678	86,199
Wabtec Corp.	826	40,160
Zebra Technologies Corp. Class A(a)	1,165	38,026

		2,496,886
MANUFACTURING—4.33%
A.O. Smith Corp.	351	11,523
Acuity Brands Inc.	654	31,444
AptarGroup Inc.	1,146	48,075
Barnes Group Inc.	766	17,687
Brink’s Co. (The)	792	51,813
Carlisle Companies Inc.	1,000	29,000
Ceradyne Inc.(a)	426	14,612
CLARCOR Inc.	875	30,713
Cooper Industries Ltd.	2,894	114,313
Crane Co.	827	31,864
Danaher Corp.	4,266	329,762
Donaldson Co. Inc.	1,150	51,336
Dover Corp.	3,217	155,606
Eastman Kodak Co.	4,909	70,837
Eaton Corp.	2,729	231,883
EnPro Industries Inc.(a)	348	12,994
Federal Signal Corp.	830	9,960
General Electric Co.	166,570	4,445,753
Griffon Corp.(a)	427	3,741
Harsco Corp.	1,395	75,902
Honeywell International Inc.	12,372	622,064
Illinois Tool Works Inc.	6,708	318,697
Ingersoll-Rand Co. Ltd. Class A	5,226	195,609
ITT Industries Inc.	3,043	192,713
Lancaster Colony Corp.	420	12,718
Leggett & Platt Inc.	2,660	44,608
Lydall Inc.(a)	238	2,987
Matthews International Corp. Class A	545	24,667
Myers Industries Inc.	522	4,254
Pall Corp.	2,056	81,582

Parker Hannifin Corp.	2,824	201,408
Pentair Inc.	1,644	57,573
Roper Industries Inc.	1,527	100,599
SPX Corp.	882	116,186
Standex International Corp.	198	4,107
Sturm, Ruger & Co. Inc.(a)	522	3,685
Teleflex Inc.	648	36,022
Textron Inc.	4,167	199,724
3M Co.	11,781	819,840
Tredegar Corp.	455	6,689
Trinity Industries Inc.	1,311	45,479
Tyco International Ltd.	8,123	325,245

		9,185,274
MEDIA—2.40%
A.H. Belo Corp. Class A	288	1,642
Belo Corp. Class A	1,439	10,519
CBS Corp. Class B	11,404	222,264
Clear Channel Communications Inc.	8,342	293,638
Comcast Corp. Class A	49,521	939,413
DIRECTV Group Inc. (The)(a)	11,936	309,262
E.W. Scripps Co. (The) Class A	1,513	62,850
Entercom Communications Corp.	545	3,826
4Kids Entertainment Inc.(a)	201	1,489
Gannett Co. Inc.	3,907	84,665
John Wiley & Sons Inc. Class A	724	32,602
Lee Enterprises Inc.(b)	689	2,749
McGraw-Hill Companies Inc. (The)	5,406	216,889
Media General Inc. Class A	422	5,043
Meredith Corp.	686	19,407
New York Times Co. (The) Class A(b)	2,354	36,228
News Corp. Class A	38,528	579,461
Radio One Inc. Class D(a)	1,409	1,818
Scholastic Corp.(a)	495	14,187
Time Warner Inc.	59,881	886,239
Viacom Inc. Class B(a)	10,575	322,961
Walt Disney Co. (The)	31,839	993,377
Washington Post Co. (The) Class B	93	54,582

		5,095,111
METAL FABRICATE & HARDWARE—0.21%
A.M. Castle & Co.	198	5,665
Commercial Metals Co.	1,970	74,269
Kaydon Corp.	485	24,934
Lawson Products Inc.	84	2,082
Mueller Industries Inc.	638	20,544
Precision Castparts Corp.	2,328	224,349
Timken Co. (The)	1,573	51,815
Valmont Industries Inc.	297	30,974
Worthington Industries Inc.	969	19,865

		454,497
MINING—0.86%
Alcoa Inc.	13,638	485,786
AMCOL International Corp.	370	10,530
Brush Engineered Materials Inc.(a)	333	8,132
Century Aluminum Co.(a)(b)	479	31,849
Freeport-McMoRan Copper & Gold Inc.	6,410	751,188
Newmont Mining Corp.	7,593	396,051
RTI International Metals Inc.(a)	376	13,393
Titanium Metals Corp.	1,525	21,335
Vulcan Materials Co.	1,778	106,289

		1,824,553

OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	3,540	120,714
Xerox Corp.	15,019	203,658

		324,372
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	901	22,426
HNI Corp.(b)	837	14,781
Interface Inc. Class A	875	10,964

		48,171
OIL & GAS—11.75%
Anadarko Petroleum Corp.	7,839	586,671
Apache Corp.	5,576	775,064
Atwood Oceanics Inc.(a)	450	55,953
Bill Barrett Corp.(a)	524	31,131
Cabot Oil & Gas Corp.	1,620	109,723
Chesapeake Energy Corp.	8,023	529,197
Chevron Corp.	34,569	3,426,825
Cimarex Energy Co.	1,373	95,657
ConocoPhillips	25,782	2,433,563
Denbury Resources Inc.(a)	4,037	147,351
Devon Energy Corp.	7,441	894,111
Encore Acquisition Co.(a)	876	65,866
ENSCO International Inc.	2,391	193,049
EOG Resources Inc.	4,137	542,774
Exxon Mobil Corp.	88,291	7,781,086
Forest Oil Corp.(a)	1,495	111,378
Frontier Oil Corp.	1,641	39,236
Helmerich & Payne Inc.	1,723	124,090
Hess Corp.	4,672	589,560
Marathon Oil Corp.	11,872	615,801
Murphy Oil Corp.	3,179	311,701
Nabors Industries Ltd.(a)	4,704	231,578
Newfield Exploration Co.(a)	2,165	141,266
Noble Corp.	4,501	292,385
Noble Energy Inc.	2,879	289,512
Occidental Petroleum Corp.	13,714	1,232,340
Patterson-UTI Energy Inc.	2,561	92,298
Penn Virginia Corp.	665	50,154
Petroleum Development Corp.(a)	276	18,351
PetroQuest Energy Inc.(a)	733	19,718
Pioneer Drilling Co.(a)	834	15,688
Pioneer Natural Resources Co.	2,003	156,795
Plains Exploration & Production Co.(a)	1,810	132,076
Pride International Inc.(a)	2,835	134,067
Quicksilver Resources Inc.(a)	1,664	64,297
Range Resources Corp.	2,534	166,078
Rowan Companies Inc.	1,822	85,179
Southwestern Energy Co.(a)	5,707	271,710
St. Mary Land & Exploration Co.	1,010	65,286
Stone Energy Corp.(a)	464	30,582
Sunoco Inc.	1,999	81,339
Swift Energy Co.(a)	484	31,973
Tesoro Corp.	2,309	45,649
Transocean Inc.(a)	5,321	810,867
Unit Corp.(a)	769	63,804
Valero Energy Corp.	8,837	363,908
XTO Energy Inc.	8,547	585,555

		24,932,242

OIL & GAS SERVICES—2.81%
Baker Hughes Inc.	5,183	452,683
Basic Energy Services Inc.(a)	380	11,970
BJ Services Co.	4,926	157,336
Cameron International Corp.(a)	3,659	202,526
CARBO Ceramics Inc.	342	19,956
Dril-Quip Inc.(a)	471	29,673
Exterran Holdings Inc.(a)	1,077	76,995
FMC Technologies Inc.(a)	2,153	165,630
Gulf Island Fabrication Inc.	183	8,954
Halliburton Co.	14,595	774,557
Helix Energy Solutions Group Inc.(a)	1,519	63,251
Hornbeck Offshore Services Inc.(a)	412	23,282
ION Geophysical Corp.(a)	1,477	25,774
Lufkin Industries Inc.	256	21,320
Matrix Service Co.(a)	392	9,040
NATCO Group Inc. Class A(a)	293	15,977
National Oilwell Varco Inc.(a)	6,921	614,031
Oceaneering International Inc.(a)	888	68,420
Schlumberger Ltd.	19,944	2,142,584
SEACOR Holdings Inc.(a)	352	31,508
Smith International Inc.	3,341	277,771
Superior Energy Services Inc.(a)	1,338	73,777
Superior Well Services Inc.(a)	265	8,403
Tetra Technologies Inc.(a)	1,166	27,646
Tidewater Inc.	903	58,722
Weatherford International Ltd.(a)	11,364	563,541
W-H Energy Services Inc.(a)	488	46,721

		5,972,048
OIL COMPANIES - EXPLORATION & PRODUCTION—0.01%
Petroleum Development Corp.(a)	276	18,351

		18,351
PACKAGING & CONTAINERS—0.14%
Ball Corp.	1,628	77,721
Bemis Co. Inc.	1,720	38,562
Chesapeake Corp.(a)	332	780
Packaging Corp. of America	1,506	32,394
Pactiv Corp.(a)	2,268	48,150
Sealed Air Corp.	2,632	50,034
Sonoco Products Co.	1,631	50,479

		298,120
PHARMACEUTICALS—5.14%
Abbott Laboratories	25,786	1,365,884
Allergan Inc.	5,126	266,808
Alpharma Inc. Class A(a)	724	16,312
AmerisourceBergen Corp.	2,676	107,013
Barr Pharmaceuticals Inc.(a)	1,850	83,398
Bristol-Myers Squibb Co.	33,145	680,467
Cardinal Health Inc.	5,974	308,139
Cephalon Inc.(a)	1,130	75,360
Cubist Pharmaceuticals Inc.(a)	961	17,163
Eli Lilly and Co.	16,563	764,548
Endo Pharmaceuticals Holdings Inc.(a)	2,030	49,106
Express Scripts Inc.(a)	4,236	265,682
Forest Laboratories Inc.(a)	5,062	175,854
Gilead Sciences Inc.(a)	15,430	817,019
HealthExtras Inc.(a)	687	20,706
Hospira Inc.(a)	2,708	108,618
King Pharmaceuticals Inc.(a)	4,013	42,016
Mannatech Inc.(b)	264	1,436

Medco Health Solutions Inc.(a)	8,487	400,586
Medicis Pharmaceutical Corp. Class A	917	19,055
Merck & Co. Inc.	35,892	1,352,769
Mylan Inc.(a)	4,983	60,145
NBTY Inc.(a)	775	24,847
Noven Pharmaceuticals Inc.(a)(b)	425	4,543
Omnicare Inc.	2,010	52,702
Par Pharmaceutical Companies Inc.(a)	599	9,722
Perrigo Co.	1,357	43,112
PetMed Express Inc.(a)	390	4,778
Pfizer Inc.	112,939	1,973,044
PharMerica Corp.(a)	460	10,391
Salix Pharmaceuticals Ltd.(a)	807	5,673
Schering-Plough Corp.	27,148	534,544
Sciele Pharma Inc.(b)	670	12,965
Sepracor Inc.(a)	1,814	36,135
Theragenics Corp.(a)	563	2,044
USANA Health Sciences Inc.(a)(b)	179	4,810
Valeant Pharmaceuticals International(a)	1,563	26,743
VCA Antech Inc.(a)	1,365	37,920
ViroPharma Inc.(a)	1,151	12,730
Watson Pharmaceuticals Inc.(a)	1,670	45,374
Wyeth	22,297	1,069,364

		10,909,525
PIPELINES—0.70%
El Paso Corp.	11,694	254,228
Equitable Resources Inc.	2,156	148,893
National Fuel Gas Co.	1,394	82,915
ONEOK Inc.	1,747	85,306
Questar Corp.	2,924	207,721
Spectra Energy Corp.	10,597	304,558
Williams Companies Inc. (The)	9,799	394,998

		1,478,619
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	2,919	56,045
Forestar Real Estate Group Inc.(a)	599	11,411
Jones Lang LaSalle Inc.	515	30,998

		98,454
REAL ESTATE INVESTMENT TRUSTS—1.61%
Acadia Realty Trust	526	12,177
Alexandria Real Estate Equities Inc.	535	52,077
AMB Property Corp.	1,618	81,515
Apartment Investment and Management Co. Class A	1,534	52,248
AvalonBay Communities Inc.	1,289	114,927
BioMed Realty Trust Inc.	1,255	30,785
Boston Properties Inc.	2,018	182,064
BRE Properties Inc. Class A	862	37,307
Camden Property Trust	850	37,621
Colonial Properties Trust	762	15,255
Cousins Properties Inc.(b)	707	16,332
Developers Diversified Realty Corp.	1,963	68,136
DiamondRock Hospitality Co.	1,604	17,468
Duke Realty Corp.	2,485	55,788
EastGroup Properties Inc.	381	16,345
Entertainment Properties Trust	529	26,154
Equity One Inc.	615	12,638
Equity Residential	4,484	171,603
Essex Property Trust Inc.	430	45,795
Extra Space Storage Inc.	1,110	17,050

Federal Realty Investment Trust	963	66,447
General Growth Properties Inc.	4,424	154,973
HCP Inc.	3,958	125,904
Health Care REIT Inc.	1,490	66,305
Highwoods Properties Inc.	916	28,781
Home Properties Inc.	569	27,346
Hospitality Properties Trust	1,630	39,870
Host Hotels & Resorts Inc.	8,756	119,519
Inland Real Estate Corp.	1,111	16,021
Kilroy Realty Corp.	527	24,785
Kimco Realty Corp.	4,239	146,330
Kite Realty Group Trust	471	5,888
Lexington Realty Trust	1,100	14,993
Liberty Property Trust	1,493	49,493
LTC Properties Inc.	344	8,793
Macerich Co. (The)	1,190	73,935
Mack-Cali Realty Corp.(b)	1,102	37,655
Medical Properties Trust Inc.	1,231	12,458
Mid-America Apartment Communities Inc.	391	19,957
National Retail Properties Inc.(b)	1,209	25,268
Nationwide Health Properties Inc.	1,645	51,801
Parkway Properties Inc.	237	7,994
Pennsylvania Real Estate Investment Trust	666	15,411
ProLogis	4,324	235,009
PS Business Parks Inc.	264	13,622
Public Storage	2,088	168,690
Realty Income Corp.	1,712	38,965
Regency Centers Corp.	1,134	67,042
Senior Housing Properties Trust	1,692	33,045
Simon Property Group Inc.	3,736	335,829
Sovran Self Storage Inc.	314	13,050
Tanger Factory Outlet Centers Inc.	490	17,606
UDR Inc.	2,215	49,572
Vornado Realty Trust	2,256	198,528
Weingarten Realty Investors	1,289	39,082

		3,413,252
RETAIL—5.36%
Abercrombie & Fitch Co. Class A	1,459	91,450
Advance Auto Parts Inc.	1,640	63,681
Aeropostale Inc.(a)	1,173	36,750
American Eagle Outfitters Inc.	3,474	47,351
AnnTaylor Stores Corp.(a)	978	23,433
AutoNation Inc.(a)(b)	2,198	22,024
AutoZone Inc.(a)	731	88,458
Barnes & Noble Inc.	702	17,438
Bed Bath & Beyond Inc.(a)	4,369	122,769
Best Buy Co. Inc.	5,785	229,086
Big 5 Sporting Goods Corp.	379	2,869
Big Lots Inc.(a)(b)	1,356	42,361
BJ’s Wholesale Club Inc.(a)	985	38,120
Bob Evans Farms Inc.	603	17,246
Borders Group Inc.	1,058	6,348
Brinker International Inc.	1,654	31,261
Brown Shoe Co. Inc.	693	9,390
Buffalo Wild Wings Inc.(a)	259	6,431
Cabela’s Inc. Class A(a)(b)	661	7,278
California Pizza Kitchen Inc.(a)	469	5,248
CarMax Inc.(a)	3,720	52,787
Casey’s General Store Inc.	868	20,112
Cash America International Inc.	500	15,500
Cato Corp. Class A	528	7,519
CBRL Group Inc.	403	9,878

CEC Entertainment Inc.(a)	439	12,296
Charlotte Russe Holding Inc.(a)	422	7,495
Charming Shoppes Inc.(a)	1,963	9,010
Cheesecake Factory Inc. (The)(a)	1,068	16,992
Chico’s FAS Inc.(a)	2,953	15,858
Children’s Place Retail Stores Inc. (The)(a)	371	13,393
Chipotle Mexican Grill Inc. Class A(a)	572	47,259
Christopher & Banks Corp.	603	4,100
CKE Restaurants Inc.	1,130	14,091
Coldwater Creek Inc.(a)(b)	987	5,211
Collective Brands Inc.(a)(b)	1,130	13,142
Copart Inc.(a)	1,137	48,686
Costco Wholesale Corp.	7,281	510,689
CVS Caremark Corp.	23,854	943,903
Darden Restaurants Inc.	2,424	77,423
Dick’s Sporting Goods Inc.(a)	1,411	25,031
Dillard’s Inc. Class A(b)	1,034	11,963
DineEquity Inc.	206	7,696
Dollar Tree Inc.(a)	1,575	51,487
Dress Barn Inc.(a)	793	10,610
Family Dollar Stores Inc.	2,290	45,663
Finish Line Inc. (The) Class A(a)	866	7,534
First Cash Financial Services Inc.(a)	454	6,805
Foot Locker Inc.	2,574	32,046
Fred’s Inc.	677	7,609
GameStop Corp. Class A(a)	2,692	108,757
Gap Inc. (The)	7,501	125,042
Genesco Inc.(a)	384	11,854
Group 1 Automotive Inc.	377	7,491
Haverty Furniture Companies Inc.	425	4,267
Hibbett Sports Inc.(a)	598	12,618
Home Depot Inc.	28,258	661,802
Hot Topic Inc.(a)	770	4,166
Insight Enterprises Inc.(a)	838	9,830
J.C. Penney Co. Inc.	3,692	133,983
Jack in the Box Inc.(a)	1,050	23,531
Jo-Ann Stores Inc.(a)	386	8,890
Jos. A. Bank Clothiers Inc.(a)(b)	257	6,875
Kohl’s Corp.(a)	5,140	205,806
Landry’s Restaurants Inc.	298	5,355
Limited Brands Inc.	5,135	86,525
Lithia Motors Inc. Class A	251	1,235
Longs Drug Stores Corp.	571	24,045
Lowe’s Companies Inc.	24,493	508,230
Macy’s Inc.	6,970	135,357
MarineMax Inc.(a)	267	1,914
McDonald’s Corp.	18,956	1,065,706
Men’s Wearhouse Inc. (The)	885	14,417
Movado Group Inc.	337	6,673
MSC Industrial Direct Co. Inc. Class A	811	35,773
99 Cents Only Stores(a)	838	5,531
Nordstrom Inc.	2,978	90,233
O’Charley’s Inc.	349	3,511
Office Depot Inc.(a)	4,666	51,046
OfficeMax Inc.	1,210	16,819
O’Reilly Automotive Inc.(a)	1,999	44,678
P.F. Chang’s China Bistro Inc.(a)(b)	426	9,517
Pacific Sunwear of California Inc.(a)	1,248	10,645
Panera Bread Co. Class A(a)(b)	524	24,240
Papa John’s International Inc.(a)	381	10,131
Pep Boys - Manny, Moe & Jack (The)	422	3,680
PetSmart Inc.	2,096	41,815
RadioShack Corp.	2,243	27,522

Red Robin Gourmet Burgers Inc.(a)	268	7,434
Regis Corp.	788	20,764
Ross Stores Inc.	2,205	78,322
Ruby Tuesday Inc.	950	5,130
Ruth’s Hospitality Group Inc.(a)	251	1,300
Saks Inc.(a)	2,534	27,823
School Specialty Inc.(a)	210	6,243
Sears Holdings Corp.(a)(b)	1,196	88,097
Select Comfort Corp.(a)	884	1,450
Sonic Automotive Inc.	527	6,793
Sonic Corp.(a)	1,027	15,200
Stage Stores Inc.	690	8,052
Staples Inc.	11,745	278,944
Starbucks Corp.(a)	12,201	192,044
Steak n Shake Co. (The)(a)	465	2,943
Stein Mart Inc.	446	2,011
Target Corp.	13,027	605,625
Texas Roadhouse Inc. Class A(a)	888	7,965
Tiffany & Co.	2,164	88,183
TJX Companies Inc. (The)	7,126	224,255
Tractor Supply Co.(a)	567	16,466
Triarc Companies Inc. Class B	1,027	6,501
Tuesday Morning Corp.(a)	450	1,850
Tween Brands Inc.(a)	310	5,103
Under Armour Inc. Class A(a)	606	15,538
Urban Outfitters Inc.(a)	1,851	57,733
Walgreen Co.	16,602	539,731
Wal-Mart Stores Inc.	38,870	2,184,494
Wendy’s International Inc.	1,505	40,966
Williams-Sonoma Inc.(b)	1,431	28,391
World Fuel Services Corp.	464	10,180
Yum! Brands Inc.	7,965	279,492
Zale Corp.(a)(b)	583	11,013
Zumiez Inc.(a)	304	5,040

		11,381,366
SAVINGS & LOANS—0.23%
Anchor BanCorp Wisconsin Inc.	337	2,362
Astoria Financial Corp.	1,419	28,494
BankAtlantic Bancorp Inc. Class A	770	1,355
Brookline Bancorp Inc.	1,025	9,789
Dime Community Bancshares Inc.	455	7,512
Downey Financial Corp.(b)	343	950
First Niagara Financial Group Inc.	1,831	23,547
FirstFed Financial Corp.(a)(b)	276	2,219
Flagstar Bancorp Inc.(b)	566	1,704
Guaranty Financial Group Inc.(a)(b)	599	3,217
Hudson City Bancorp Inc.	8,690	144,949
New York Community Bancorp Inc.	5,615	100,172
Sovereign Bancorp Inc.	7,858	57,835
Washington Federal Inc.	1,437	26,010
Washington Mutual Inc.	17,699	87,256

		497,371
SEMICONDUCTORS—2.57%
Actel Corp.(a)	424	7,144
Advanced Micro Devices Inc.(a)(b)	10,002	58,312
Altera Corp.	5,018	103,873
Analog Devices Inc.	4,927	156,531
Applied Materials Inc.	22,671	432,789
Atmel Corp.(a)	6,824	23,748
ATMI Inc.(a)	474	13,234
Axcelis Technologies Inc.(a)	1,708	8,335

Broadcom Corp. Class A(a)	7,509	204,921
Brooks Automation Inc.(a)	1,246	10,304
Cabot Microelectronics Corp.(a)	426	14,122
Cohu Inc.	350	5,138
Cree Inc.(a)(b)	1,488	33,941
Cypress Semiconductor Corp.(a)(b)	2,481	61,405
Diodes Inc.(a)	479	13,240
DSP Group Inc.(a)	467	3,269
Exar Corp.(a)	953	7,186
Fairchild Semiconductor International Inc. Class A(a)	1,984	23,272
Integrated Device Technology Inc.(a)	2,743	27,265
Intel Corp.	95,746	2,056,624
International Rectifier Corp.(a)	1,182	22,694
Intersil Corp. Class A	2,199	53,480
KLA-Tencor Corp.	2,852	116,105
Kopin Corp.(a)	1,109	3,183
Kulicke and Soffa Industries Inc.(a)	840	6,124
Lam Research Corp.(a)	2,077	75,084
Linear Technology Corp.	3,692	120,248
LSI Corp.(a)	11,052	67,859
MEMC Electronic Materials Inc.(a)	3,805	234,160
Micrel Inc.	1,030	9,425
Microchip Technology Inc.	3,167	96,720
Micron Technology Inc.(a)	12,877	77,262
Microsemi Corp.(a)	1,215	30,594
MKS Instruments Inc.(a)	679	14,870
National Semiconductor Corp.	3,689	75,772
Novellus Systems Inc.(a)	1,650	34,964
NVIDIA Corp.(a)	9,386	175,706
Pericom Semiconductor Corp.(a)	522	7,746
Photronics Inc.(a)	723	5,090
QLogic Corp.(a)	2,255	32,900
Rudolph Technologies Inc.(a)	382	2,941
Semtech Corp.(a)	1,183	16,645
Silicon Laboratories Inc.(a)	759	27,392
Skyworks Solutions Inc.(a)	2,702	26,669
Standard Microsystems Corp.(a)	333	9,041
Supertex Inc.(a)	224	5,228
Teradyne Inc.(a)	2,862	31,682
Texas Instruments Inc.	22,210	625,434
TriQuint Semiconductor Inc.(a)	2,328	14,108
Ultratech Inc.(a)	389	6,037
Varian Semiconductor Equipment Associates Inc.(a)	1,318	45,893
Veeco Instruments Inc.(a)	496	7,976
Xilinx Inc.	4,711	118,953

		5,462,638
SOFTWARE—3.87%
ACI Worldwide Inc.(a)	641	11,275
Activision Inc.(a)	4,971	169,362
Acxiom Corp.	1,228	14,110
Adobe Systems Inc.(a)	8,908	350,886
Advent Software Inc.(a)	312	11,257
Allscripts Healthcare Solutions Inc.(a)	958	11,889
ANSYS Inc.(a)	1,265	59,607
Autodesk Inc.(a)	3,817	129,053
Automatic Data Processing Inc.	8,638	361,932
Avid Technology Inc.(a)	452	7,679
Blackbaud Inc.	735	15,729
BMC Software Inc.(a)	3,176	114,336
Broadridge Financial Solutions Inc.	2,287	48,141

CA Inc.	6,469	149,369
Captaris Inc.(a)	604	2,446
Cerner Corp.(a)(b)	1,151	52,002
Citrix Systems Inc.(a)	3,166	93,112
Compuware Corp.(a)	4,674	44,590
Concur Technologies Inc.(a)	803	26,684
CSG Systems International Inc.(a)	401	4,419
Digi International Inc.(a)	384	3,014
Dun & Bradstreet Corp. (The)	929	81,418
Electronic Arts Inc.(a)	5,307	235,790
Epicor Software Corp.(a)	942	6,509
EPIQ Systems Inc.(a)	625	8,875
Fair Isaac Corp.	851	17,675
Fidelity National Information Services Inc.	2,823	104,197
Fiserv Inc.(a)	2,757	125,085
Global Payments Inc.	1,288	60,021
IMS Health Inc.	3,079	71,741
Informatica Corp.(a)	1,446	21,748
Intuit Inc.(a)	5,319	146,645
JDA Software Group Inc.(a)	484	8,760
ManTech International Corp. Class A(a)	312	15,013
Metavante Technologies Inc.(a)	1,483	33,545
Microsoft Corp.	133,819	3,681,361
Novell Inc.(a)	5,657	33,320
Omnicell Inc.(a)	573	7,552
Oracle Corp.(a)	66,220	1,390,620
Parametric Technology Corp.(a)	1,867	31,123
Paychex Inc.	5,425	169,694
Phase Forward Inc.(a)	707	12,705
Phoenix Technologies Ltd.(a)	466	5,126
Progress Software Corp.(a)	686	17,541
Quality Systems Inc.(b)	273	7,993
SEI Investments Co.	2,081	48,945
Smith Micro Software Inc.(a)	377	2,149
SPSS Inc.(a)	309	11,238
Sybase Inc.(a)	1,342	39,482
SYNNEX Corp.(a)	277	6,950
Take-Two Interactive Software Inc.(a)	1,185	30,300
THQ Inc.(a)	1,072	21,719
Total System Services Inc.	3,369	74,859
Wind River Systems Inc.(a)	1,296	14,113

		8,224,704
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	539	10,780

		10,780
TELECOMMUNICATIONS—5.41%
Adaptec Inc.(a)	1,904	6,093
ADC Telecommunications Inc.(a)	1,909	28,196
ADTRAN Inc.	953	22,720
American Tower Corp. Class A(a)	6,649	280,920
Anixter International Inc.(a)	483	28,734
Applied Signal Technology Inc.	190	2,595
ARRIS Group Inc.(a)	2,130	17,999
AT&T Inc.	99,290	3,345,080
Black Box Corp.	305	8,293
CenturyTel Inc.	1,769	62,959
Ciena Corp.(a)	1,496	34,662
Cincinnati Bell Inc.(a)	4,214	16,772
Cisco Systems Inc.(a)	98,735	2,296,576
Citizens Communications Co.	5,639	63,946
CommScope Inc.(a)	1,140	60,158

Comtech Telecommunications Corp.(a)	367	17,983
Corning Inc.	26,364	607,690
Ditech Networks Inc.(a)	490	1,054
Embarq Corp.	2,456	116,095
FairPoint Communications Inc.	1,299	9,366
Foundry Networks Inc.(a)	2,465	29,136
General Communication Inc. Class A(a)	769	5,283
Harmonic Inc.(a)	1,716	16,319
Harris Corp.	2,303	116,278
JDS Uniphase Corp.(a)	3,804	43,213
Juniper Networks Inc.(a)	8,773	194,585
Motorola Inc.	37,768	277,217
NETGEAR Inc.(a)	565	7,831
Network Equipment Technologies Inc.(a)	466	1,654
NeuStar Inc. Class A(a)	1,231	26,540
Newport Corp.(a)	657	7,483
Novatel Wireless Inc.(a)(b)	497	5,532
Plantronics Inc.	752	16,785
Polycom Inc.(a)	1,397	34,031
QUALCOMM Inc.	26,995	1,197,768
Qwest Communications International Inc.	25,651	100,808
RF Micro Devices Inc.(a)	4,569	13,250
Sprint Nextel Corp.	47,632	452,504
Symmetricom Inc.(a)	840	3,226
Telephone and Data Systems Inc.	1,809	85,511
Tellabs Inc.(a)	6,336	29,462
3Com Corp.(a)	6,621	14,037
Tollgrade Communications Inc.(a)	196	880
Verizon Communications Inc.	47,656	1,687,022
Viasat Inc.(a)	386	7,801
Windstream Corp.	7,408	91,415

		11,493,462
TEXTILES—0.07%
Angelica Corp.	149	3,169
Cintas Corp.	2,242	59,435
G&K Services Inc. Class A	370	11,270
Mohawk Industries Inc.(a)(b)	947	60,703
UniFirst Corp.	234	10,450

		145,027
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	2,358	84,228
JAKKS Pacific Inc.(a)	445	9,723
Marvel Entertainment Inc.(a)	809	26,001
Mattel Inc.	6,061	103,764
RC2 Corp.(a)	330	6,125

		229,841
TRANSPORTATION—2.00%
Alexander & Baldwin Inc.	649	29,562
Arkansas Best Corp.(b)	428	15,682
Bristow Group Inc.(a)	489	24,201
Burlington Northern Santa Fe Corp.	4,908	490,260
C.H. Robinson Worldwide Inc.	2,872	157,500
Con-way Inc.	797	37,666
CSX Corp.	6,756	424,344
Expeditors International Washington Inc.	3,612	155,316
FedEx Corp.	5,183	408,369
Forward Air Corp.	521	18,027
Heartland Express Inc.	1,058	15,775
Hub Group Inc. Class A(a)	659	22,492
J.B. Hunt Transport Services Inc.	1,438	47,857

Kansas City Southern Industries Inc.(a)(b)	1,246	54,812
Kirby Corp.(a)	868	41,664
Knight Transportation Inc.	984	18,007
Landstar System Inc.	864	47,710
Norfolk Southern Corp.	6,304	395,072
Old Dominion Freight Line Inc.(a)	489	14,680
Overseas Shipholding Group Inc.	445	35,386
Ryder System Inc.	940	64,747
Union Pacific Corp.	8,647	652,849
United Parcel Service Inc. Class B	17,072	1,049,416
Werner Enterprises Inc.	873	16,220
YRC Worldwide Inc.(a)(b)	949	14,112

		4,251,726
TRUCKING & LEASING—0.02%
GATX Corp.	754	33,425

		33,425
WATER—0.02%
American States Water Co.	277	9,678
Aqua America Inc.	2,140	34,176

		43,854

TOTAL COMMON STOCKS
(Cost: $236,538,038)		211,966,249

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.76%

MONEY MARKET FUNDS—0.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	278,594	278,594
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	1,348,514	1,348,514

		1,627,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,627,108)		1,627,108

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $238,165,146)		213,593,357
Other Assets, Less Liabilities—(0.62)%		(1,322,774)

NET ASSETS—100.00%		$212,270,583

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)(a)(b)	706,485	$6,075,771
Omnicom Group Inc.	481,355	21,603,212

		27,678,983
AEROSPACE & DEFENSE—2.22%
Boeing Co. (The)	1,128,520	74,166,334
General Dynamics Corp.	598,664	50,407,509
Goodrich Corp.	188,143	8,929,267
L-3 Communications Holdings Inc.	184,206	16,738,799
Lockheed Martin Corp.	507,503	50,070,246
Northrop Grumman Corp.	512,287	34,272,000
Raytheon Co.	635,714	35,777,984
Rockwell Collins Inc.	242,194	11,615,624
United Technologies Corp.	1,461,431	90,170,293

		372,148,056
AGRICULTURE—2.38%
Altria Group Inc.	3,145,863	64,678,943
Archer-Daniels-Midland Co.	968,057	32,671,924
Lorillard Inc.(a)	261,042	18,053,665
Monsanto Co.	823,864	104,169,364
Philip Morris International Inc.	3,167,002	156,418,229
Reynolds American Inc.	257,605	12,022,425
UST Inc.	222,794	12,166,780

		400,181,330
AIRLINES—0.09%
Southwest Airlines Co.	1,101,716	14,366,377

		14,366,377
APPAREL—0.40%
Coach Inc.(a)	513,815	14,838,977
Jones Apparel Group Inc.	129,932	1,786,565
Liz Claiborne Inc.	145,217	2,054,821
Nike Inc. Class B	570,137	33,985,867
Polo Ralph Lauren Corp.	87,270	5,478,811
VF Corp.	131,395	9,352,696

		67,497,737
AUTO MANUFACTURERS—0.29%
Ford Motor Co.(a)(b)	3,347,929	16,103,538
General Motors Corp.(b)	851,520	9,792,480
PACCAR Inc.	549,117	22,969,564

		48,865,582
AUTO PARTS & EQUIPMENT—0.19%
Goodyear Tire & Rubber Co. (The)(a)	361,230	6,440,731
Johnson Controls Inc.	891,882	25,579,176

		32,019,907

BANKS—3.99%
Bank of America Corp.	6,843,920	163,364,370
Bank of New York Mellon Corp. (The)	1,716,278	64,926,797
BB&T Corp.	821,753	18,711,316
Comerica Inc.	226,545	5,806,348
Discover Financial Services LLC	720,658	9,491,066
Fifth Third Bancorp	853,616	8,689,811
First Horizon National Corp.	280,694	2,085,556
Huntington Bancshares Inc.	553,046	3,191,075
KeyCorp	727,793	7,991,167
M&T Bank Corp.	115,777	8,166,910
Marshall & Ilsley Corp.	390,729	5,989,876
National City Corp.(b)	1,144,642	5,459,942
Northern Trust Corp.	288,022	19,749,669
PNC Financial Services Group Inc. (The)	517,741	29,563,011
Regions Financial Corp.	1,044,482	11,395,299
State Street Corp.	639,238	40,904,840
SunTrust Banks Inc.	527,766	19,115,685
U.S. Bancorp	2,610,691	72,812,172
Wachovia Corp.	3,204,731	49,769,472
Wells Fargo & Co.	4,958,938	117,774,777
Zions Bancorporation	161,447	5,083,966

		670,043,125
BEVERAGES—2.46%
Anheuser-Busch Companies Inc.	1,071,033	66,532,570
Brown-Forman Corp. Class B	126,527	9,561,645
Coca-Cola Co. (The)	2,999,280	155,902,574
Coca-Cola Enterprises Inc.	432,486	7,482,008
Constellation Brands Inc. Class A(a)(b)	290,721	5,773,719
Molson Coors Brewing Co. Class B	208,418	11,323,350
Pepsi Bottling Group Inc.	204,785	5,717,597
PepsiCo Inc.	2,381,410	151,433,862

		413,727,325
BIOTECHNOLOGY—1.06%
Amgen Inc.(a)	1,635,697	77,139,471
Biogen Idec Inc.(a)	440,638	24,627,258
Celgene Corp.(a)	654,403	41,796,720
Genzyme Corp.(a)	401,904	28,945,126
Millipore Corp.(a)	83,183	5,644,798

		178,153,373
BUILDING MATERIALS—0.05%
Masco Corp.	545,753	8,584,695

		8,584,695
CHEMICALS—1.51%
Air Products and Chemicals Inc.	316,680	31,306,985
Ashland Inc.	84,187	4,057,813
Dow Chemical Co. (The)	1,397,807	48,797,442
E.I. du Pont de Nemours and Co.	1,352,482	58,007,953
Eastman Chemical Co.	115,094	7,925,373
Ecolab Inc.	264,015	11,350,005
Hercules Inc.	170,653	2,889,155
International Flavors & Fragrances Inc.	122,420	4,781,725
PPG Industries Inc.	246,348	14,132,985
Praxair Inc.	470,445	44,334,737
Rohm and Haas Co.	188,374	8,748,089
Sherwin-Williams Co. (The)	149,329	6,858,681
Sigma-Aldrich Corp.	193,996	10,448,625

		253,639,568

COAL—0.47%
CONSOL Energy Inc.	274,674	30,865,117
Massey Energy Co.	120,447	11,291,906
Peabody Energy Corp.	407,567	35,886,274

		78,043,297
COMMERCIAL SERVICES—0.65%
Apollo Group Inc. Class A(a)	206,848	9,155,092
Convergys Corp.(a)	188,517	2,801,363
Equifax Inc.	195,461	6,571,399
H&R Block Inc.	490,430	10,495,202
McKesson Corp.	417,021	23,315,644
Monster Worldwide Inc.(a)(b)	189,529	3,906,193
Moody’s Corp.	306,122	10,542,842
R.R. Donnelley & Sons Co.	320,189	9,506,411
Robert Half International Inc.	239,560	5,742,253
Western Union Co.	1,112,562	27,502,533

		109,538,932
COMPUTERS—4.98%
Affiliated Computer Services Inc. Class A(a)	144,686	7,739,254
Apple Inc.(a)	1,323,587	221,621,407
Cognizant Technology Solutions Corp.(a)	434,160	14,114,542
Computer Sciences Corp.(a)	227,489	10,655,585
Dell Inc.(a)	3,035,463	66,415,930
Electronic Data Systems Corp.	756,697	18,645,014
EMC Corp.(a)	3,105,874	45,625,289
Hewlett-Packard Co.	3,702,744	163,698,312
International Business Machines Corp.	2,061,933	244,400,918
Lexmark International Inc. Class A(a)	142,274	4,756,220
NetApp Inc.(a)(b)	517,454	11,208,054
SanDisk Corp.(a)(b)	339,608	6,350,670
Sun Microsystems Inc.(a)	1,177,689	12,813,256
Teradata Corp.(a)	270,242	6,253,400
Unisys Corp.(a)	530,531	2,095,597

		836,393,448
COSMETICS & PERSONAL CARE—2.16%
Avon Products Inc.	641,732	23,115,187
Colgate-Palmolive Co.	762,899	52,716,321
Estee Lauder Companies Inc. (The) Class A	171,549	7,968,451
Procter & Gamble Co. (The)	4,583,236	278,706,581

		362,506,540
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	247,019	9,801,714
W.W. Grainger Inc.	98,130	8,027,034

		17,828,748
DIVERSIFIED FINANCIAL SERVICES—5.16%
American Express Co.	1,738,430	65,486,658
Ameriprise Financial Inc.	334,540	13,605,742
Capital One Financial Corp.	561,112	21,327,867
Charles Schwab Corp. (The)	1,396,044	28,674,744
CIT Group Inc.	425,183	2,895,496
Citigroup Inc.	8,170,893	136,944,167
CME Group Inc.	81,630	31,279,800
Countrywide Financial Corp.	5,328	22,644
E*TRADE Financial Corp.(a)(b)	698,089	2,191,999
Federal Home Loan Mortgage Corp.	971,885	15,938,914
Federal National Mortgage Association	1,595,695	31,132,009

Federated Investors Inc. Class B	130,256	4,483,412
Franklin Resources Inc.	234,604	21,501,457
Goldman Sachs Group Inc. (The)	591,967	103,535,028
IntercontinentalExchange Inc.(a)	105,466	12,023,124
Janus Capital Group Inc.	221,146	5,853,735
JPMorgan Chase & Co.	5,184,516	177,880,744
Legg Mason Inc.	209,752	9,138,895
Lehman Brothers Holdings Inc.	1,041,831	20,638,672
Merrill Lynch & Co. Inc.	1,476,850	46,830,913
Morgan Stanley	1,661,599	59,933,876
NYSE Euronext Inc.	398,715	20,198,902
SLM Corp.(a)	702,678	13,596,819
T. Rowe Price Group Inc.	390,606	22,057,521

		867,173,138
ELECTRIC—3.68%
AES Corp. (The)(a)	1,006,725	19,339,187
Allegheny Energy Inc.	251,530	12,604,168
Ameren Corp.	314,012	13,260,727
American Electric Power Co. Inc.	602,477	24,237,650
CenterPoint Energy Inc.	492,220	7,900,131
CMS Energy Corp.	340,229	5,069,412
Consolidated Edison Inc.	409,619	16,012,007
Constellation Energy Group Inc.	267,728	21,980,469
Dominion Resources Inc.	866,013	41,126,957
DTE Energy Co.	245,889	10,435,529
Duke Energy Corp.	1,898,386	32,993,949
Dynegy Inc. Class A(a)	748,804	6,402,274
Edison International	490,227	25,187,863
Entergy Corp.	287,584	34,648,120
Exelon Corp.	985,198	88,628,412
FirstEnergy Corp.	458,157	37,720,066
FPL Group Inc.	612,697	40,180,669
Integrys Energy Group Inc.	114,986	5,844,738
Pepco Holdings Inc.	302,351	7,755,303
PG&E Corp.	535,150	21,240,103
Pinnacle West Capital Corp.	150,642	4,635,254
PPL Corp.	560,632	29,304,235
Progress Energy Inc.	391,516	16,377,114
Public Service Enterprise Group Inc.	764,225	35,100,854
Southern Co. (The)	1,149,536	40,141,797
TECO Energy Inc.	318,138	6,836,786
Xcel Energy Inc.	645,457	12,954,322

		617,918,096
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	1,172,784	57,994,169
Molex Inc.	211,381	5,159,810

		63,153,979
ELECTRONICS—0.65%
Agilent Technologies Inc.(a)	541,806	19,255,785
Applied Biosystems Group	252,251	8,445,363
Jabil Circuit Inc.	311,852	5,117,491
PerkinElmer Inc.	177,664	4,947,942
Thermo Fisher Scientific Inc.(a)	628,569	35,030,150
Tyco Electronics Ltd.	718,789	25,747,022
Waters Corp.(a)	150,503	9,707,443

		108,251,196
ENGINEERING & CONSTRUCTION—0.24%
Fluor Corp.	133,336	24,811,163
Jacobs Engineering Group Inc.(a)	182,690	14,743,083

		39,554,246

ENTERTAINMENT—0.07%
International Game Technology Inc.	466,336	11,649,073

		11,649,073
ENVIRONMENTAL CONTROL—0.20%
Allied Waste Industries Inc.(a)	509,261	6,426,874
Waste Management Inc.	737,718	27,819,346

		34,246,220
FOOD—1.86%
Campbell Soup Co.	324,862	10,869,883
ConAgra Foods Inc.	733,488	14,141,649
Dean Foods Co.(a)	227,503	4,463,609
General Mills Inc.	503,633	30,605,777
H.J. Heinz Co.	474,225	22,691,666
Hershey Co. (The)	252,832	8,287,833
Kellogg Co.	381,922	18,339,894
Kraft Foods Inc.	2,277,137	64,784,548
Kroger Co. (The)	994,793	28,719,674
McCormick & Co. Inc. NVS	193,118	6,886,588
Safeway Inc.	659,007	18,814,650
Sara Lee Corp.	1,063,930	13,033,142
SUPERVALU Inc.	318,059	9,824,843
Sysco Corp.	903,162	24,845,987
Tyson Foods Inc. Class A	411,822	6,152,621
Whole Foods Market Inc.	209,291	4,958,104
Wm. Wrigley Jr. Co.	322,848	25,111,117

		312,531,585
FOREST PRODUCTS & PAPER—0.29%
International Paper Co.	644,209	15,010,070
MeadWestvaco Corp.	262,102	6,248,512
Plum Creek Timber Co. Inc.(b)	257,790	11,010,211
Weyerhaeuser Co.	315,292	16,124,033

		48,392,826
GAS—0.19%
Nicor Inc.	67,809	2,887,985
NiSource Inc.	411,704	7,377,736
Sempra Energy	376,641	21,261,384

		31,527,105
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	91,883	5,284,191
Snap-On Inc.	86,419	4,494,652
Stanley Works (The)	118,081	5,293,571

		15,072,414
HEALTH CARE - PRODUCTS—3.70%
Baxter International Inc.	942,417	60,258,143
Becton, Dickinson and Co.	366,763	29,817,832
Boston Scientific Corp.(a)	2,021,960	24,849,888
C.R. Bard Inc.	149,549	13,152,835
Covidien Ltd.	750,222	35,928,132
Intuitive Surgical Inc.(a)	57,667	15,535,490
Johnson & Johnson	4,230,832	272,211,731
Medtronic Inc.	1,686,565	87,279,739
Patterson Companies Inc.(a)	195,011	5,731,373
St. Jude Medical Inc.(a)	509,772	20,839,479
Stryker Corp.	358,466	22,540,342
Varian Medical Systems Inc.(a)(b)	189,296	9,814,998
Zimmer Holdings Inc.(a)	348,173	23,693,173

		621,653,155

HEALTH CARE - SERVICES—0.95%
Aetna Inc.	728,840	29,539,885
Coventry Health Care Inc.(a)	229,155	6,970,895
Humana Inc.(a)	254,738	10,130,930
Laboratory Corp. of America Holdings(a)	166,640	11,603,143
Quest Diagnostics Inc.	236,848	11,480,023
Tenet Healthcare Corp.(a)	709,652	3,945,665
UnitedHealth Group Inc.	1,846,016	48,457,920
WellPoint Inc.(a)	790,794	37,689,242

		159,817,703
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	263,524	12,369,817

		12,369,817
HOME BUILDERS—0.09%
Centex Corp.	184,089	2,461,270
D.R. Horton Inc.	413,507	4,486,551
KB Home	115,158	1,949,625
Lennar Corp. Class A	209,833	2,589,339
Pulte Homes Inc.	321,319	3,094,302

		14,581,087
HOME FURNISHINGS—0.06%
Harman International Industries Inc.	88,402	3,658,959
Whirlpool Corp.	113,162	6,985,490

		10,644,449
HOUSEHOLD PRODUCTS & WARES—0.42%
Avery Dennison Corp.	159,900	7,024,407
Clorox Co. (The)	207,770	10,845,594
Fortune Brands Inc.	231,672	14,458,650
Kimberly-Clark Corp.	628,852	37,592,773

		69,921,424
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	417,655	7,012,427

		7,012,427
INSURANCE—3.61%
ACE Ltd.	498,245	27,448,317
Aflac Inc.	713,928	44,834,678
Allstate Corp. (The)	827,713	37,735,436
American International Group Inc.	4,037,301	106,826,984
Aon Corp.	449,368	20,643,966
Assurant Inc.	143,723	9,479,969
Chubb Corp.	549,543	26,933,102
CIGNA Corp.	421,833	14,928,670
Cincinnati Financial Corp.	246,554	6,262,472
Genworth Financial Inc. Class A	651,284	11,599,368
Hartford Financial Services Group Inc. (The)	472,204	30,490,212
Lincoln National Corp.	390,204	17,684,045
Loews Corp.(b)	544,883	25,555,013
Marsh & McLennan Companies Inc.	769,709	20,435,774
MBIA Inc.(b)	315,765	1,386,208
MetLife Inc.	1,066,408	56,274,350
MGIC Investment Corp.	185,523	1,133,546
Principal Financial Group Inc.	388,778	16,317,013
Progressive Corp. (The)	1,018,508	19,066,470
Prudential Financial Inc.	653,274	39,026,589

Safeco Corp.	135,345	9,089,770
Torchmark Corp.	135,603	7,953,116
Travelers Companies Inc. (The)	908,720	39,438,448
Unum Group	522,493	10,684,982
XL Capital Ltd. Class A	268,227	5,514,747

		606,743,245
INTERNET—2.15%
Akamai Technologies Inc.(a)(b)	251,291	8,742,414
Amazon.com Inc.(a)	463,718	34,004,441
eBay Inc.(a)	1,660,860	45,391,304
Expedia Inc.(a)	314,748	5,785,068
Google Inc. Class A(a)	348,949	183,693,733
IAC/InterActiveCorp(a)	272,573	5,255,207
Symantec Corp.(a)	1,263,473	24,448,203
VeriSign Inc.(a)(b)	293,039	11,076,874
Yahoo! Inc.(a)	2,061,705	42,594,825

		360,992,069
INVESTMENT COMPANIES—0.04%
American Capital Strategies Ltd.(b)	300,867	7,151,609

		7,151,609
IRON & STEEL—0.53%
AK Steel Holding Corp.	167,201	11,536,869
Allegheny Technologies Inc.	152,036	9,012,694
Nucor Corp.	469,639	35,067,944
United States Steel Corp.	176,916	32,690,538

		88,308,045
LEISURE TIME—0.21%
Carnival Corp.	657,019	21,655,346
Harley-Davidson Inc.	356,350	12,921,251

		34,576,597
LODGING—0.17%
Marriott International Inc. Class A(b)	452,988	11,886,405
Starwood Hotels & Resorts Worldwide Inc.	281,274	11,270,649
Wyndham Worldwide Corp.	265,813	4,760,711

		27,917,765
MACHINERY—0.94%
Caterpillar Inc.	921,973	68,060,047
Cummins Inc.	304,379	19,942,912
Deere & Co.	647,474	46,702,300
Manitowoc Co. Inc. (The)	195,637	6,364,072
Rockwell Automation Inc.	221,140	9,670,452
Terex Corp.(a)	151,341	7,774,387

		158,514,170
MANUFACTURING—4.47%
Cooper Industries Ltd.	262,324	10,361,798
Danaher Corp.	383,200	29,621,360
Dover Corp.	285,194	13,794,834
Eastman Kodak Co.	433,247	6,251,754
Eaton Corp.	246,888	20,978,073
General Electric Co.	14,966,147	399,446,463
Honeywell International Inc.	1,113,905	56,007,143
Illinois Tool Works Inc.	597,353	28,380,241
Ingersoll-Rand Co. Ltd. Class A	474,677	17,767,160
ITT Industries Inc.	273,087	17,294,600
Leggett & Platt Inc.	253,205	4,246,248
Pall Corp.	181,067	7,184,739

Parker Hannifin Corp.	252,371	17,999,100
Textron Inc.	374,238	17,937,227
3M Co.	1,057,749	73,608,752
Tyco International Ltd.	724,905	29,025,196

		749,904,688
MEDIA—2.68%
CBS Corp. Class B	1,024,233	19,962,301
Clear Channel Communications Inc.	748,193	26,336,394
Comcast Corp. Class A	4,446,724	84,354,354
DIRECTV Group Inc. (The)(a)	1,068,051	27,673,201
E.W. Scripps Co. (The) Class A	133,734	5,555,310
Gannett Co. Inc.	346,131	7,500,659
McGraw-Hill Companies Inc. (The)	483,345	19,391,801
Meredith Corp.	57,391	1,623,591
New York Times Co. (The) Class A(b)	215,517	3,316,807
News Corp. Class A	3,459,821	52,035,708
Time Warner Inc.	5,374,304	79,539,699
Viacom Inc. Class B(a)	951,304	29,052,824
Walt Disney Co. (The)	2,858,264	89,177,837
Washington Post Co. (The) Class B	8,695	5,103,095

		450,623,581
METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.	209,045	20,145,667

		20,145,667
MINING—0.94%
Alcoa Inc.	1,224,924	43,631,793
Freeport-McMoRan Copper & Gold Inc.	575,756	67,472,846
Newmont Mining Corp.	681,580	35,551,213
Titanium Metals Corp.	148,463	2,076,997
Vulcan Materials Co.(b)	162,854	9,735,412

		158,468,261
OFFICE & BUSINESS EQUIPMENT—0.17%
Pitney Bowes Inc.	312,896	10,669,754
Xerox Corp.	1,352,969	18,346,260

		29,016,014
OIL & GAS—12.44%
Anadarko Petroleum Corp.	703,107	52,620,528
Apache Corp.	500,836	69,616,204
Cabot Oil & Gas Corp.	146,306	9,909,305
Chesapeake Energy Corp.	722,669	47,667,247
Chevron Corp.	3,105,605	307,858,624
ConocoPhillips	2,315,691	218,578,073
Devon Energy Corp.	669,247	80,416,720
ENSCO International Inc.	216,699	17,496,277
EOG Resources Inc.	372,196	48,832,115
Exxon Mobil Corp.	7,934,330	699,252,503
Hess Corp.	421,232	53,155,266
Marathon Oil Corp.	1,063,574	55,167,583
Murphy Oil Corp.	285,592	28,002,296
Nabors Industries Ltd.(a)(b)	422,624	20,805,780
Noble Corp.	404,311	26,264,043
Noble Energy Inc.	258,700	26,014,872
Occidental Petroleum Corp.	1,232,454	110,748,316
Range Resources Corp.	230,561	15,110,968
Rowan Companies Inc.	167,496	7,830,438
Southwestern Energy Co.(a)	511,527	24,353,800
Sunoco Inc.	177,149	7,208,193
Tesoro Corp.	206,892	4,090,255

Transocean Inc.(a)	478,275	72,884,327
Valero Energy Corp.	794,395	32,713,186
XTO Energy Inc.	767,608	52,588,824

		2,089,185,743
OIL & GAS SERVICES—2.77%
Baker Hughes Inc.	462,926	40,431,957
BJ Services Co.	440,657	14,074,585
Cameron International Corp.(a)	326,058	18,047,310
Halliburton Co.	1,310,386	69,542,185
National Oilwell Varco Inc.(a)	622,441	55,222,966
Schlumberger Ltd.	1,791,252	192,434,202
Smith International Inc.	302,237	25,127,984
Weatherford International Ltd.(a)	1,020,346	50,598,958

		465,480,147
PACKAGING & CONTAINERS—0.12%
Ball Corp.	147,094	7,022,268
Bemis Co. Inc.	150,588	3,376,183
Pactiv Corp.(a)	196,517	4,172,056
Sealed Air Corp.	243,134	4,621,977

		19,192,484
PHARMACEUTICALS—5.58%
Abbott Laboratories	2,317,367	122,750,930
Allergan Inc.	460,032	23,944,666
AmerisourceBergen Corp.	242,899	9,713,531
Barr Pharmaceuticals Inc.(a)	162,273	7,315,267
Bristol-Myers Squibb Co.	2,973,765	61,051,395
Cardinal Health Inc.	536,462	27,670,710
Eli Lilly and Co.	1,485,762	68,582,774
Express Scripts Inc.(a)(b)	377,711	23,690,034
Forest Laboratories Inc.(a)	458,924	15,943,020
Gilead Sciences Inc.(a)	1,385,455	73,359,842
Hospira Inc.(a)	238,655	9,572,452
King Pharmaceuticals Inc.(a)	372,414	3,899,175
Medco Health Solutions Inc.(a)	761,516	35,943,555
Merck & Co. Inc.	3,223,239	121,483,878
Mylan Inc.(a)(b)	457,408	5,520,915
Pfizer Inc.	10,157,210	177,446,459
Schering-Plough Corp.	2,435,643	47,957,811
Watson Pharmaceuticals Inc.(a)	156,308	4,246,888
Wyeth	2,002,335	96,031,987

		936,125,289
PIPELINES—0.62%
El Paso Corp.	1,054,152	22,917,264
Questar Corp.	259,978	18,468,837
Spectra Energy Corp.	951,835	27,355,738
Williams Companies Inc. (The)	878,434	35,409,675

		104,151,514
REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A(a)	262,239	5,034,989

		5,034,989
REAL ESTATE INVESTMENT TRUSTS—1.11%
Apartment Investment and Management Co. Class A	136,050	4,633,863
AvalonBay Communities Inc.(b)	115,719	10,317,506
Boston Properties Inc.	179,800	16,221,556
Developers Diversified Realty Corp.	180,022	6,248,564
Equity Residential	405,844	15,531,650

General Growth Properties Inc.	401,351	14,059,326
HCP Inc.	352,231	11,204,468
Host Hotels & Resorts Inc.	787,413	10,748,187
Kimco Realty Corp.(b)	380,603	13,138,416
ProLogis	391,929	21,301,341
Public Storage	185,924	15,020,800
Simon Property Group Inc.	336,501	30,248,075
Vornado Realty Trust	203,392	17,898,496

		186,572,248
RETAIL—5.29%
Abercrombie & Fitch Co. Class A	129,611	8,124,017
AutoNation Inc.(a)(b)	203,403	2,038,098
AutoZone Inc.(a)	64,788	7,839,996
Bed Bath & Beyond Inc.(a)(b)	390,300	10,967,430
Best Buy Co. Inc.	520,304	20,604,038
Big Lots Inc.(a)(b)	122,602	3,830,086
Costco Wholesale Corp.	650,986	45,660,158
CVS Caremark Corp.	2,146,643	84,942,664
Darden Restaurants Inc.	211,729	6,762,624
Dillard’s Inc. Class A(b)	86,948	1,005,988
Family Dollar Stores Inc.	212,155	4,230,371
GameStop Corp. Class A(a)(b)	242,068	9,779,547
Gap Inc. (The)	676,448	11,276,388
Home Depot Inc.	2,544,708	59,597,061
J.C. Penney Co. Inc.	333,062	12,086,820
Kohl’s Corp.(a)	461,482	18,477,739
Limited Brands Inc.	452,123	7,618,273
Lowe’s Companies Inc.	2,199,536	45,640,372
Macy’s Inc.	633,431	12,301,230
McDonald’s Corp.	1,702,220	95,698,808
Nordstrom Inc.	265,107	8,032,742
Office Depot Inc.(a)	410,509	4,490,968
RadioShack Corp.	198,256	2,432,601
Sears Holdings Corp.(a)(b)	105,637	7,781,221
Staples Inc.	1,054,727	25,049,766
Starbucks Corp.(a)	1,094,828	17,232,593
Target Corp.	1,169,465	54,368,428
Tiffany & Co.(b)	190,169	7,749,387
TJX Companies Inc. (The)	638,955	20,107,914
Walgreen Co.	1,488,048	48,376,440
Wal-Mart Stores Inc.	3,493,310	196,324,022
Wendy’s International Inc.	130,631	3,555,776
Yum! Brands Inc.	712,385	24,997,590

		888,981,156
SAVINGS & LOANS—0.16%
Hudson City Bancorp Inc.	780,365	13,016,488
Sovereign Bancorp Inc.	706,921	5,202,939
Washington Mutual Inc.(b)	1,591,420	7,845,701

		26,065,128
SEMICONDUCTORS—2.57%
Advanced Micro Devices Inc.(a)(b)	910,238	5,306,688
Altera Corp.	452,095	9,358,367
Analog Devices Inc.	436,921	13,880,980
Applied Materials Inc.	2,036,209	38,871,230
Broadcom Corp. Class A(a)	673,117	18,369,363
Intel Corp.	8,599,774	184,723,146
KLA-Tencor Corp.	255,987	10,421,231
Linear Technology Corp.	332,675	10,835,225
LSI Corp.(a)	963,534	5,916,099
MEMC Electronic Materials Inc.(a)	342,591	21,083,050

Microchip Technology Inc.(b)	279,082	8,523,164
Micron Technology Inc.(a)(b)	1,147,250	6,883,500
National Semiconductor Corp.	326,094	6,697,971
Novellus Systems Inc.(a)(b)	151,797	3,216,578
NVIDIA Corp.(a)	835,752	15,645,277
QLogic Corp.(a)	201,734	2,943,299
Teradyne Inc.(a)	263,671	2,918,838
Texas Instruments Inc.	1,987,035	55,954,906
Xilinx Inc.	420,938	10,628,685

		432,177,597
SOFTWARE—3.89%
Adobe Systems Inc.(a)	799,510	31,492,699
Autodesk Inc.(a)	337,452	11,409,252
Automatic Data Processing Inc.	779,241	32,650,198
BMC Software Inc.(a)	287,977	10,367,172
CA Inc.	586,177	13,534,827
Citrix Systems Inc.(a)	277,043	8,147,835
Compuware Corp.(a)	397,689	3,793,953
Electronic Arts Inc.(a)	476,790	21,183,780
Fidelity National Information Services Inc.	257,758	9,513,848
Fiserv Inc.(a)(b)	247,282	11,219,184
IMS Health Inc.	274,263	6,390,328
Intuit Inc.(a)	483,467	13,329,185
Microsoft Corp.	12,025,711	330,827,310
Novell Inc.(a)	526,454	3,100,814
Oracle Corp.(a)	5,952,955	125,012,055
Paychex Inc.	482,852	15,103,611
Total System Services Inc.	298,985	6,643,447

		653,719,498
TELECOMMUNICATIONS—5.82%
American Tower Corp. Class A(a)	596,321	25,194,562
AT&T Inc.	8,920,198	300,521,471
CenturyTel Inc.	159,309	5,669,807
Ciena Corp.(a)(b)	131,213	3,040,205
Cisco Systems Inc.(a)	8,868,429	206,279,659
Citizens Communications Co.	488,760	5,542,538
Corning Inc.	2,365,675	54,528,809
Embarq Corp.	222,535	10,519,229
JDS Uniphase Corp.(a)	338,028	3,839,998
Juniper Networks Inc.(a)	787,583	17,468,591
Motorola Inc.	3,391,958	24,896,972
QUALCOMM Inc.	2,428,963	107,773,088
Qwest Communications International Inc.	2,296,019	9,023,355
Sprint Nextel Corp.	4,286,115	40,718,092
Tellabs Inc.(a)	605,987	2,817,840
Verizon Communications Inc.	4,280,068	151,514,407
Windstream Corp.	675,060	8,330,240

		977,678,863
TEXTILES—0.03%
Cintas Corp.	197,062	5,224,114

		5,224,114
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	209,380	7,479,054
Mattel Inc.	543,927	9,312,030

		16,791,084
TRANSPORTATION—2.03%
Burlington Northern Santa Fe Corp.	440,536	44,005,141
C.H. Robinson Worldwide Inc.	256,851	14,085,709

CSX Corp.	606,791	38,112,543
Expeditors International Washington Inc.	321,064	13,805,752
FedEx Corp.	465,593	36,684,072
Norfolk Southern Corp.	564,724	35,391,253
Ryder System Inc.	86,813	5,979,679
Union Pacific Corp.	776,244	58,606,422
United Parcel Service Inc. Class B	1,533,028	94,235,231

		340,905,802

TOTAL COMMON STOCKS
(Cost: $20,486,748,610)		16,776,334,330

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.43%

MONEY MARKET FUNDS—1.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	15,564,802	15,564,802
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	225,224,336	225,224,336

		240,789,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,789,138)		240,789,138

TOTAL INVESTMENTS IN SECURITIES—101.34%
(Cost: $20,727,537,748)		17,017,123,468

SHORT POSITIONS(f)—(0.00)%

COMMON STOCKS—(0.00)%
E.W. Scripps Co. (The) Class A When Issued	(133,734)	(410,563)

		(410,563)

TOTAL SHORT POSITIONS
(Proceeds: $410,240)		(410,563)
Other Assets, Less Liabilities—(1.34)%		(224,515,747)

NET ASSETS—100.00%		$16,792,197,158

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.24%
Omnicom Group Inc.	329,068	$14,768,572

		14,768,572
AEROSPACE & DEFENSE—2.50%
Boeing Co. (The)	363,164	23,867,138
General Dynamics Corp.	409,328	34,465,418
Goodrich Corp.	45,813	2,174,285
L-3 Communications Holdings Inc.	125,675	11,420,087
Lockheed Martin Corp.	346,953	34,230,383
Rockwell Collins Inc.	166,911	8,005,052
United Technologies Corp.	649,273	40,060,144

		154,222,507
AGRICULTURE—1.58%
Archer-Daniels-Midland Co.	284,365	9,597,319
Lorillard Inc.(a)	63,962	4,423,612
Monsanto Co.	290,874	36,778,109
Philip Morris International Inc.	777,117	38,381,809
UST Inc.	153,875	8,403,114

		97,583,963
APPAREL—0.60%
Coach Inc.(a)	353,388	10,205,845
Nike Inc. Class B	390,182	23,258,749
Polo Ralph Lauren Corp.	61,080	3,834,602

		37,299,196
AUTO MANUFACTURERS—0.16%
PACCAR Inc.	233,164	9,753,250

		9,753,250
AUTO PARTS & EQUIPMENT—0.20%
Goodyear Tire & Rubber Co. (The)(a)	239,660	4,273,138
Johnson Controls Inc.	293,181	8,408,431

		12,681,569
BANKS—0.38%
Discover Financial Services LLC	273,521	3,602,272

Northern Trust Corp.	85,971	5,895,031
State Street Corp.	220,789	14,128,288

		23,625,591
BEVERAGES—3.57%
Anheuser-Busch Companies Inc.	731,703	45,453,390
Brown-Forman Corp. Class B	54,163	4,093,098
Coca-Cola Co. (The)	1,186,054	61,651,087
Constellation Brands Inc. Class A(a)	97,558	1,937,502
Pepsi Bottling Group Inc.	141,833	3,959,977
PepsiCo Inc.	1,625,266	103,350,665

		220,445,719
BIOTECHNOLOGY—1.94%
Amgen Inc.(a)	1,113,221	52,499,502
Biogen Idec Inc.(a)	302,056	16,881,910
Celgene Corp.(a)	443,547	28,329,347
Genzyme Corp.(a)	272,190	19,603,124
Millipore Corp.(a)	35,881	2,434,885

		119,748,768
CHEMICALS—0.87%
Air Products and Chemicals Inc.	86,233	8,524,994
Eastman Chemical Co.	44,887	3,090,919
Ecolab Inc.	178,531	7,675,048
Hercules Inc.	55,241	935,230
International Flavors & Fragrances Inc.	52,564	2,053,150
Praxair Inc.	218,500	20,591,440
Sherwin-Williams Co. (The)	75,784	3,480,759
Sigma-Aldrich Corp.	133,248	7,176,737

		53,528,277
COAL—0.54%
CONSOL Energy Inc.	187,042	21,017,909
Peabody Energy Corp.	142,013	12,504,245

		33,522,154
COMMERCIAL SERVICES—0.75%
Apollo Group Inc. Class A(a)	141,631	6,268,588
Equifax Inc.	127,819	4,297,275
H&R Block Inc.	333,055	7,127,377
Monster Worldwide Inc.(a)(b)	45,982	947,689
Moody’s Corp.	211,140	7,271,662
Robert Half International Inc.	75,180	1,802,065
Western Union Co.	760,537	18,800,475

		46,515,131
COMPUTERS—6.67%
Affiliated Computer Services Inc. Class A(a)	69,079	3,695,036
Apple Inc.(a)	901,246	150,904,630
Cognizant Technology Solutions Corp.(a)	296,305	9,632,876
Dell Inc.(a)	2,073,790	45,374,525

EMC Corp.(a)	1,000,483	14,697,095
Hewlett-Packard Co.	1,185,723	52,420,814
International Business Machines Corp.	996,318	118,093,573
Lexmark International Inc. Class A(a)	96,433	3,223,755
NetApp Inc.(a)	353,542	7,657,720
SanDisk Corp.(a)	233,981	4,375,445
Teradata Corp.(a)	76,186	1,762,944

		411,838,413
COSMETICS & PERSONAL CARE—3.02%
Avon Products Inc.	437,936	15,774,455
Colgate-Palmolive Co.	521,528	36,037,585
Estee Lauder Companies Inc. (The) Class A	117,312	5,449,142
Procter & Gamble Co. (The)	2,126,783	129,329,674

		186,590,856
DISTRIBUTION & WHOLESALE—0.04%
W.W. Grainger Inc.	27,460	2,246,228

		2,246,228
DIVERSIFIED FINANCIAL SERVICES—3.09%
American Express Co.	1,183,192	44,570,843
Charles Schwab Corp. (The)	414,178	8,507,216
CME Group Inc.	55,184	21,145,957
Federal National Mortgage Association	456,660	8,909,437
Federated Investors Inc. Class B	89,467	3,079,454
Franklin Resources Inc.	160,901	14,746,577
Goldman Sachs Group Inc. (The)	262,904	45,981,910
IntercontinentalExchange Inc.(a)	70,826	8,074,164
Janus Capital Group Inc.	53,079	1,405,001
Legg Mason Inc.	65,739	2,864,248
NYSE Euronext Inc.	269,166	13,635,950
SLM Corp.(a)	479,464	9,277,628
T. Rowe Price Group Inc.	150,807	8,516,071

		190,714,456
ELECTRIC—0.49%
AES Corp. (The)(a)	685,466	13,167,802
Allegheny Energy Inc.	46,406	2,325,405
Constellation Energy Group Inc.	181,607	14,909,935

		30,403,142
ELECTRICAL COMPONENTS & EQUIPMENT—0.31%
Emerson Electric Co.	384,306	19,003,932

		19,003,932
ELECTRONICS—0.42%
Agilent Technologies Inc.(a)	100,897	3,585,879
Applied Biosystems Group	102,842	3,443,150
PerkinElmer Inc.	30,178	840,457
Thermo Fisher Scientific Inc.(a)	207,144	11,544,135
Waters Corp.(a)	102,263	6,595,963

		26,009,584

ENGINEERING & CONSTRUCTION—0.30%
Fluor Corp.	46,116	8,581,265
Jacobs Engineering Group Inc.(a)	122,663	9,898,904

		18,480,169
ENTERTAINMENT—0.13%
International Game Technology Inc.	321,412	8,028,872

		8,028,872
FOOD—1.09%
Campbell Soup Co.	224,293	7,504,844
General Mills Inc.	156,059	9,483,705
Hershey Co. (The)	173,168	5,676,447
Kellogg Co.	262,261	12,593,773
McCormick & Co. Inc. NVS	75,943	2,708,127
Sysco Corp.	372,119	10,236,994
Whole Foods Market Inc.	81,397	1,928,295
Wm. Wrigley Jr. Co.	221,327	17,214,814

		67,346,999
FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.	71,216	3,041,635

		3,041,635
HAND & MACHINE TOOLS—0.06%
Black & Decker Corp. (The)	63,114	3,629,686

		3,629,686
HEALTH CARE - PRODUCTS—6.09%
Baxter International Inc.	387,269	24,761,980
Becton, Dickinson and Co.	249,670	20,298,171
Boston Scientific Corp.(a)	814,439	10,009,455
C.R. Bard Inc.	102,894	9,049,527
Intuitive Surgical Inc.(a)	39,309	10,589,845
Johnson & Johnson	2,886,288	185,703,770
Medtronic Inc.	1,149,188	59,470,479
Patterson Companies Inc.(a)	133,769	3,931,471
St. Jude Medical Inc.(a)	349,660	14,294,101
Stryker Corp.	243,409	15,305,558
Varian Medical Systems Inc.(a)	129,661	6,722,923
Zimmer Holdings Inc.(a)	238,741	16,246,325

		376,383,605
HEALTH CARE - SERVICES—1.33%
Aetna Inc.	285,989	11,591,134
Coventry Health Care Inc.(a)	159,286	4,845,480
Humana Inc.(a)	109,379	4,350,003
Laboratory Corp. of America Holdings(a)(b)	113,741	7,919,786
Quest Diagnostics Inc.	160,180	7,763,925

UnitedHealth Group Inc.	1,262,250	33,134,062
WellPoint Inc.(a)	261,118	12,444,884

		82,049,274
HOLDING COMPANIES - DIVERSIFIED—0.13%
Leucadia National Corp.	175,859	8,254,821

		8,254,821
HOME BUILDERS—0.02%
Pulte Homes Inc.	121,376	1,168,851

		1,168,851
HOME FURNISHINGS—0.04%
Harman International Industries Inc.	62,009	2,566,552

		2,566,552
HOUSEHOLD PRODUCTS & WARES—0.38%
Clorox Co. (The)	141,738	7,398,724
Fortune Brands Inc.	78,233	4,882,521
Kimberly-Clark Corp.	189,961	11,355,869

		23,637,114
INSURANCE—1.70%
Aflac Inc.	326,266	20,489,505
American International Group Inc.	1,323,375	35,016,502
Aon Corp.	124,533	5,721,046
CIGNA Corp.	165,490	5,856,691
MGIC Investment Corp.(b)	50,880	310,877
Principal Financial Group Inc.	101,309	4,251,939
Progressive Corp. (The)	696,632	13,040,951
Prudential Financial Inc.	189,281	11,307,647
Safeco Corp.	90,025	6,046,079
Torchmark Corp.	45,759	2,683,765

		104,725,002
INTERNET—3.85%
Akamai Technologies Inc.(a)(b)	172,364	5,996,544
Amazon.com Inc.(a)	313,989	23,024,813
eBay Inc.(a)	1,135,811	31,041,715
Expedia Inc.(a)	206,628	3,797,823
Google Inc. Class A(a)	237,495	125,022,118
Symantec Corp.(a)	866,299	16,762,886
VeriSign Inc.(a)	92,941	3,513,170
Yahoo! Inc.(a)	1,397,138	28,864,871

		238,023,940
IRON & STEEL—0.82%
AK Steel Holding Corp.	37,529	2,589,501
Allegheny Technologies Inc.	32,460	1,924,229
Nucor Corp.	320,945	23,964,963
United States Steel Corp.	119,678	22,114,101

		50,592,794

LEISURE TIME—0.14%
Harley-Davidson Inc.	245,314	8,895,086

		8,895,086
LODGING—0.14%
Marriott International Inc. Class A	189,566	4,974,212
Starwood Hotels & Resorts Worldwide Inc.	90,152	3,612,391

		8,586,603
MACHINERY—1.54%
Caterpillar Inc.	630,812	46,566,542
Cummins Inc.	204,191	13,378,594
Deere & Co.	283,935	20,480,232
Manitowoc Co. Inc. (The)	86,332	2,808,380
Rockwell Automation Inc.	149,110	6,520,580
Terex Corp.(a)	102,103	5,245,031

		94,999,359
MANUFACTURING—1.94%
Cooper Industries Ltd.	69,592	2,748,884
Danaher Corp.	258,922	20,014,671
Eaton Corp.	73,989	6,286,845
Honeywell International Inc.	271,887	13,670,478
Illinois Tool Works Inc.	218,156	10,364,592
Ingersoll-Rand Co. Ltd. Class A	134,742	5,043,393
ITT Industries Inc.	185,875	11,771,464
Pall Corp.	61,948	2,458,097
Parker Hannifin Corp.	96,169	6,858,773
Textron Inc.	96,581	4,629,127
3M Co.	513,504	35,734,742

		119,581,066
MEDIA—1.23%
DIRECTV Group Inc. (The)(a)	285,532	7,398,134
E.W. Scripps Co. (The) Class A	50,486	2,097,188
McGraw-Hill Companies Inc. (The)	331,557	13,302,067
Meredith Corp.	21,890	619,268
News Corp. Class A	1,123,048	16,890,642
Viacom Inc. Class B(a)	268,011	8,185,056
Walt Disney Co. (The)	831,048	25,928,698
Washington Post Co. (The) Class B	3,041	1,784,763

		76,205,816
METAL FABRICATE & HARDWARE—0.14%
Precision Castparts Corp.	86,775	8,362,507

		8,362,507
MINING—1.00%
Freeport-McMoRan Copper & Gold Inc.	391,829	45,918,440
Newmont Mining Corp.	237,565	12,391,390
Titanium Metals Corp.	89,864	1,257,197
Vulcan Materials Co.	39,825	2,380,738

		61,947,765

OFFICE & BUSINESS EQUIPMENT—0.26%
Pitney Bowes Inc.	216,009	7,365,907
Xerox Corp.	628,081	8,516,778

		15,882,685
OIL & GAS—19.63%
Anadarko Petroleum Corp.	230,431	17,245,456
Apache Corp.	340,806	47,372,034
Cabot Oil & Gas Corp.	96,353	6,525,989
Chesapeake Energy Corp.	492,690	32,497,832
Chevron Corp.	1,207,952	119,744,282
ConocoPhillips	1,580,018	149,137,899
Devon Energy Corp.	454,769	54,645,043
ENSCO International Inc.	74,303	5,999,224
EOG Resources Inc.	252,348	33,108,058
Exxon Mobil Corp.	5,409,181	476,711,121
Hess Corp.	147,678	18,635,487
Marathon Oil Corp.	425,341	22,062,438
Murphy Oil Corp.	193,257	18,948,849
Nabors Industries Ltd.(a)	208,000	10,239,840
Noble Corp.	160,198	10,406,462
Noble Energy Inc.	76,069	7,649,499
Occidental Petroleum Corp.	496,770	44,639,752
Range Resources Corp.	99,085	6,494,031
Southwestern Energy Co.(a)	349,429	16,636,315
Sunoco Inc.	117,336	4,774,402
Tesoro Corp.	70,935	1,402,385
Transocean Inc.(a)	325,212	49,559,057
Valero Energy Corp.	543,857	22,396,031
XTO Energy Inc.	522,561	35,800,655

		1,212,632,141
OIL & GAS SERVICES—4.72%
Baker Hughes Inc.	316,882	27,676,474
BJ Services Co.	298,657	9,539,105
Cameron International Corp.(a)	223,671	12,380,190
Halliburton Co.	895,359	47,516,702
National Oilwell Varco Inc.(a)	275,369	24,430,738
Schlumberger Ltd.	1,222,278	131,309,326
Smith International Inc.	205,838	17,113,371
Weatherford International Ltd.(a)	430,807	21,363,719

		291,329,625
PACKAGING & CONTAINERS—0.12%
Ball Corp.	101,137	4,828,280
Pactiv Corp.(a)	133,868	2,842,018

		7,670,298

PHARMACEUTICALS—4.17%
Abbott Laboratories	791,162	41,907,851
Allergan Inc.	201,261	10,475,635
Barr Pharmaceuticals Inc.(a)	109,772	4,948,522
Eli Lilly and Co.	365,450	16,869,172
Express Scripts Inc.(a)	258,989	16,243,790
Forest Laboratories Inc.(a)	315,835	10,972,108
Gilead Sciences Inc.(a)	946,411	50,112,462
Hospira Inc.(a)	161,096	6,461,561
Medco Health Solutions Inc.(a)	236,150	11,146,280
Merck & Co. Inc.	750,506	28,286,571
Mylan Inc.(a)(b)	217,273	2,622,485
Schering-Plough Corp.	549,811	10,825,779
Watson Pharmaceuticals Inc.(a)	41,909	1,138,667
Wyeth	944,195	45,283,592

		257,294,475
PIPELINES—0.20%
Questar Corp.	177,219	12,589,638

		12,589,638
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	180,945	3,474,144

		3,474,144
REAL ESTATE INVESTMENT TRUSTS—0.09%
ProLogis	97,831	5,317,115

		5,317,115
RETAIL—6.23%
Abercrombie & Fitch Co. Class A	88,751	5,562,913
AutoZone Inc.(a)	44,359	5,367,883
Bed Bath & Beyond Inc.(a)	269,444	7,571,376
Best Buy Co. Inc.	357,024	14,138,150
Costco Wholesale Corp.	206,971	14,516,946
CVS Caremark Corp.	923,619	36,547,604
Darden Restaurants Inc.	145,153	4,636,187
Family Dollar Stores Inc.	71,435	1,424,414
GameStop Corp. Class A(a)	162,659	6,571,424
Gap Inc. (The)	249,250	4,154,997
Home Depot Inc.	882,520	20,668,618
Kohl’s Corp.(a)	316,847	12,686,554
Lowe’s Companies Inc.	1,497,632	31,075,864
McDonald’s Corp.	570,682	32,083,742
Nordstrom Inc.	120,438	3,649,271
RadioShack Corp.	86,301	1,058,913
Sears Holdings Corp.(a)(b)	73,135	5,387,124
Staples Inc.	482,792	11,466,310
Starbucks Corp.(a)	750,196	11,808,085
Target Corp.	456,714	21,232,634
Tiffany & Co.	80,760	3,290,970
TJX Companies Inc. (The)	438,590	13,802,427
Walgreen Co.	690,527	22,449,033

Wal-Mart Stores Inc.	1,359,661	76,412,948
Yum! Brands Inc.	487,796	17,116,762

		384,681,149
SAVINGS & LOANS—0.08%
Hudson City Bancorp Inc.	284,626	4,747,562

		4,747,562
SEMICONDUCTORS—2.61%
Advanced Micro Devices Inc.(a)(b)	131,186	764,814
Altera Corp.	183,239	3,793,047
Analog Devices Inc.	134,205	4,263,693
Applied Materials Inc.	487,264	9,301,870
Broadcom Corp. Class A(a)	210,684	5,749,566
Intel Corp.	3,347,306	71,900,133
KLA-Tencor Corp.	72,969	2,970,568
Linear Technology Corp.	132,383	4,311,714
MEMC Electronic Materials Inc.(a)	234,280	14,417,591
National Semiconductor Corp.	226,606	4,654,487
Novellus Systems Inc.(a)	39,358	833,996
NVIDIA Corp.(a)	563,332	10,545,575
QLogic Corp.(a)	140,668	2,052,346
Texas Instruments Inc.	788,730	22,210,637
Xilinx Inc.	148,102	3,739,575

		161,509,612
SOFTWARE—6.79%
Adobe Systems Inc.(a)	545,303	21,479,485
Autodesk Inc.(a)	232,608	7,864,476
Automatic Data Processing Inc.	284,072	11,902,617
BMC Software Inc.(a)	191,599	6,897,564
CA Inc.	132,001	3,047,903
Citrix Systems Inc.(a)	191,075	5,619,516
Compuware Corp.(a)	112,377	1,072,077
Electronic Arts Inc.(a)	321,524	14,285,311
Fidelity National Information Services Inc.	97,936	3,614,818
Fiserv Inc.(a)	169,146	7,674,154
IMS Health Inc.	190,615	4,441,329
Intuit Inc.(a)	332,936	9,179,045
Microsoft Corp.	8,196,753	225,492,675
Novell Inc.(a)	102,319	602,659
Oracle Corp.(a)	4,049,530	85,040,130
Paychex Inc.	216,532	6,773,121
Total System Services Inc.	196,739	4,371,541

		419,358,421
TELECOMMUNICATIONS—4.09%
American Tower Corp. Class A(a)	120,577	5,094,378
Cisco Systems Inc.(a)	6,050,948	140,745,050
Corning Inc.	420,595	9,694,715
JDS Uniphase Corp.(a)	52,843	600,296
Juniper Networks Inc.(a)	276,955	6,142,862

Motorola Inc.	2,311,806	16,968,656
QUALCOMM Inc.	1,651,837	73,292,008

		252,537,965
TEXTILES—0.03%
Cintas Corp.	74,270	1,968,898

		1,968,898
TRANSPORTATION—1.38%
Burlington Northern Santa Fe Corp.	140,886	14,073,102
C.H. Robinson Worldwide Inc.	176,093	9,656,940
Expeditors International Washington Inc.	218,276	9,385,868
FedEx Corp.	190,593	15,016,822
United Parcel Service Inc. Class B	607,905	37,367,920

		85,500,652

TOTAL COMMON STOCKS
(Cost: $6,211,107,028)		6,173,503,204

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.40%

MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	4,989,561	4,989,561
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	19,654,767	19,654,767

		24,644,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,644,328)		24,644,328

TOTAL INVESTMENTS IN SECURITIES—100.35%
(Cost: $6,235,751,356)		6,198,147,532

SHORT POSITIONS(f)—(0.02)%

COMMON STOCKS—(0.02)%
E.W. Scripps Co. (The) Class A When Issued	(50,486)	(154,992)
Scripps Networks Interactive Inc. Class A When Issued	(25,881)	(1,002,630)

		(1,157,622)

TOTAL SHORT POSITIONS
(Proceeds: $1,147,362)		(1,157,622)
Other Assets, Less Liabilities—(0.33)%		(20,215,158)

NET ASSETS—100.00%		$6,176,774,752

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.08%
Interpublic Group of Companies Inc. (The)(a)(b)	320,016	$2,752,138

		2,752,138
AEROSPACE & DEFENSE—1.89%
Boeing Co. (The)	269,967	17,742,231
Goodrich Corp.	52,556	2,494,308
Northrop Grumman Corp.	231,801	15,507,487
Raytheon Co.	287,292	16,168,794
United Technologies Corp.	231,356	14,274,665

		66,187,485
AGRICULTURE—3.32%
Altria Group Inc.	1,422,017	29,236,670
Archer-Daniels-Midland Co.	249,460	8,419,275
Lorillard Inc.(a)	75,653	5,232,161
Monsanto Co.	178,861	22,615,185
Philip Morris International Inc.	916,479	45,264,898
Reynolds American Inc.	116,737	5,448,116

		116,216,305
AIRLINES—0.18%
Southwest Airlines Co.	497,462	6,486,904

		6,486,904
APPAREL—0.17%
Jones Apparel Group Inc.	59,243	814,591
Liz Claiborne Inc.	64,736	916,014
VF Corp.	59,315	4,222,042

		5,952,647
AUTO MANUFACTURERS—0.44%
Ford Motor Co.(a)(b)	1,516,038	7,292,143
General Motors Corp.(b)	385,483	4,433,055
PACCAR Inc.	91,941	3,845,892

		15,571,090
AUTO PARTS & EQUIPMENT—0.17%
Johnson Controls Inc.	205,764	5,901,312

		5,901,312
BANKS—8.21%
Bank of America Corp.	3,087,629	73,701,704
Bank of New York Mellon Corp. (The)	776,615	29,379,345
BB&T Corp.	371,995	8,470,326
Comerica Inc.	102,454	2,625,896
Discover Financial Services LLC	146,465	1,928,944
Fifth Third Bancorp	387,017	3,939,833
First Horizon National Corp.	126,797	942,102
Huntington Bancshares Inc.	249,650	1,440,481

KeyCorp	329,931	3,622,642
M&T Bank Corp.	52,344	3,692,346
Marshall & Ilsley Corp.	176,567	2,706,772
National City Corp.(b)	517,762	2,469,725
Northern Trust Corp.	71,649	4,912,972
PNC Financial Services Group Inc. (The)	234,299	13,378,473
Regions Financial Corp.	471,958	5,149,062
State Street Corp.	141,524	9,056,121
SunTrust Banks Inc.	239,200	8,663,824
U.S. Bancorp	1,180,561	32,925,846
Wachovia Corp.	1,452,180	22,552,355
Wells Fargo & Co.	2,242,041	53,248,474
Zions Bancorporation	73,671	2,319,900

		287,127,143
BEVERAGES—1.18%
Brown-Forman Corp. Class B	21,757	1,644,176
Coca-Cola Co. (The)	569,653	29,610,563
Coca-Cola Enterprises Inc.	195,534	3,382,738
Constellation Brands Inc. Class A(a)	68,390	1,358,225
Molson Coors Brewing Co. Class B	94,624	5,140,922

		41,136,624
BIOTECHNOLOGY—0.03%
Millipore Corp.(a)	14,180	962,255

		962,255
BUILDING MATERIALS—0.11%
Masco Corp.	246,170	3,872,254

		3,872,254
CHEMICALS—2.27%
Air Products and Chemicals Inc.	85,902	8,492,272
Ashland Inc.	38,220	1,842,204
Dow Chemical Co. (The)	631,804	22,056,278
E.I. du Pont de Nemours and Co.	611,570	26,230,237
Eastman Chemical Co.	21,891	1,507,414
Hercules Inc.	42,958	727,279
International Flavors & Fragrances Inc.	20,317	793,582
PPG Industries Inc.	111,543	6,399,222
Praxair Inc.	68,190	6,426,226
Rohm and Haas Co.	85,504	3,970,806
Sherwin-Williams Co. (The)	18,346	842,632

		79,288,152
COAL—0.37%
Massey Energy Co.	54,764	5,134,125
Peabody Energy Corp.	90,577	7,975,305

		13,109,430
COMMERCIAL SERVICES—0.53%
Convergys Corp.(a)	84,421	1,254,496
McKesson Corp.	188,397	10,533,276
Monster Worldwide Inc.(a)(b)	56,345	1,161,270
R.R. Donnelley & Sons Co.	144,459	4,288,988
Robert Half International Inc.	57,231	1,371,827

		18,609,857
COMPUTERS—3.00%
Affiliated Computer Services Inc. Class A(a)	20,172	1,079,000
Computer Sciences Corp.(a)	102,712	4,811,030
Electronic Data Systems Corp.	341,744	8,420,572
EMC Corp.(a)	744,339	10,934,340

Hewlett-Packard Co.	887,403	39,232,087
International Business Machines Corp.	270,432	32,054,305
Sun Microsystems Inc.(a)	531,626	5,784,091
Teradata Corp.(a)	66,127	1,530,179
Unisys Corp.(a)	241,669	954,593

		104,800,197
COSMETICS & PERSONAL CARE—1.15%
Procter & Gamble Co. (The)	663,258	40,332,719

		40,332,719
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	111,458	4,422,653
W.W. Grainger Inc.	25,290	2,068,722

		6,491,375
DIVERSIFIED FINANCIAL SERVICES—7.59%
Ameriprise Financial Inc.	151,034	6,142,553
Capital One Financial Corp.	254,564	9,675,978
Charles Schwab Corp. (The)	359,785	7,389,984
CIT Group Inc.	192,252	1,309,236
Citigroup Inc.	3,695,681	61,939,614
Countrywide Financial Corp.	3,186	13,541
E*TRADE Financial Corp.(a)(b)	313,734	985,125
Federal Home Loan Mortgage Corp.	439,458	7,207,111
Federal National Mortgage Association	419,274	8,180,036
Goldman Sachs Group Inc. (The)	93,707	16,389,354
Janus Capital Group Inc.	59,726	1,580,947
JPMorgan Chase & Co.	2,343,988	80,422,228
Legg Mason Inc.	50,063	2,181,245
Lehman Brothers Holdings Inc.	471,574	9,341,881
Merrill Lynch & Co. Inc.	668,113	21,185,863
Morgan Stanley	751,754	27,115,767
T. Rowe Price Group Inc.	75,985	4,290,873

		265,351,336
ELECTRIC—7.41%
Allegheny Energy Inc.	81,394	4,078,653
Ameren Corp.	142,309	6,009,709
American Electric Power Co. Inc.	272,977	10,981,865
CenterPoint Energy Inc.	223,611	3,588,957
CMS Energy Corp.	153,260	2,283,574
Consolidated Edison Inc.	185,337	7,244,823
Dominion Resources Inc.	392,100	18,620,829
DTE Energy Co.	110,759	4,700,612
Duke Energy Corp.	858,968	14,928,864
Dynegy Inc. Class A(a)	337,524	2,885,830
Edison International	221,360	11,373,477
Entergy Corp.	130,073	15,671,195
Exelon Corp.	445,375	40,065,935
FirstEnergy Corp.	207,043	17,045,850
FPL Group Inc.	277,167	18,176,612
Integrys Energy Group Inc.	51,993	2,642,804
Pepco Holdings Inc.	137,463	3,525,926
PG&E Corp.	242,457	9,623,118
Pinnacle West Capital Corp.	68,376	2,103,930
PPL Corp.	253,413	13,245,898
Progress Energy Inc.	177,065	7,406,629
Public Service Enterprise Group Inc.	345,380	15,863,303
Southern Co. (The)	520,917	18,190,422
TECO Energy Inc.	144,115	3,097,031
Xcel Energy Inc.	291,985	5,860,139

		259,215,985

ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Emerson Electric Co.	275,771	13,636,876
Molex Inc.	94,444	2,305,378

		15,942,254
ELECTRONICS—0.90%
Agilent Technologies Inc.(a)	176,281	6,265,027
Applied Biosystems Group	46,621	1,560,871
Jabil Circuit Inc.	140,899	2,312,153
PerkinElmer Inc.	55,468	1,544,784
Thermo Fisher Scientific Inc.(a)	144,953	8,078,231
Tyco Electronics Ltd.	324,748	11,632,473

		31,393,539
ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	28,926	5,382,550

		5,382,550
ENVIRONMENTAL CONTROL—0.44%
Allied Waste Industries Inc.(a)	228,926	2,889,046
Waste Management Inc.	333,327	12,569,761

		15,458,807
FOOD—2.76%
ConAgra Foods Inc.	331,343	6,388,293
Dean Foods Co.(a)	102,965	2,020,173
General Mills Inc.	122,967	7,472,705
H.J. Heinz Co.	214,126	10,245,929
Kraft Foods Inc.	1,029,352	29,285,064
Kroger Co. (The)	449,457	12,975,824
McCormick & Co. Inc. NVS	36,725	1,309,614
Safeway Inc.	297,663	8,498,279
Sara Lee Corp.	480,275	5,883,369
SUPERVALU Inc.	144,407	4,460,732
Sysco Corp.	163,331	4,493,236
Tyson Foods Inc. Class A	187,108	2,795,394
Whole Foods Market Inc.	36,214	857,910

		96,686,522
FOREST PRODUCTS & PAPER—0.56%
International Paper Co.	290,317	6,764,386
MeadWestvaco Corp.	117,889	2,810,474
Plum Creek Timber Co. Inc.	66,202	2,827,487
Weyerhaeuser Co.	142,689	7,297,115

		19,699,462
GAS—0.41%
Nicor Inc.	30,879	1,315,137
NiSource Inc.	187,384	3,357,921
Sempra Energy	170,114	9,602,935

		14,275,993
HAND & MACHINE TOOLS—0.13%
Snap-On Inc.	39,383	2,048,310
Stanley Works (The)	53,621	2,403,829

		4,452,139
HEALTH CARE—PRODUCTS—0.91%
Baxter International Inc.	170,513	10,902,601
Boston Scientific Corp.(a)	374,486	4,602,433
Covidien Ltd.	339,317	16,249,891

		31,754,925

HEALTH CARE - SERVICES—0.52%
Aetna Inc.	141,772	5,746,019
Humana Inc.(a)	43,943	1,747,613
Tenet Healthcare Corp.(a)	323,206	1,797,025
WellPoint Inc.(a)	185,947	8,862,234

		18,152,891
HOME BUILDERS—0.16%
Centex Corp.	82,137	1,098,172
D.R. Horton Inc.	186,202	2,020,292
KB Home	51,353	869,406
Lennar Corp. Class A	94,333	1,164,069
Pulte Homes Inc.	66,543	640,809

		5,792,748
HOME FURNISHINGS—0.09%
Whirlpool Corp.	51,156	3,157,860

		3,157,860
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	72,390	3,180,093
Fortune Brands Inc.	53,386	3,331,820
Kimberly-Clark Corp.	159,221	9,518,231

		16,030,144
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	188,388	3,163,035

		3,163,035
INSURANCE—5.86%
ACE Ltd.	225,538	12,424,888
Aflac Inc.	106,533	6,690,272
Allstate Corp. (The)	374,056	17,053,213
American International Group Inc.	949,324	25,119,113
Aon Corp.	119,869	5,506,782
Assurant Inc.	65,280	4,305,869
Chubb Corp.	248,284	12,168,399
CIGNA Corp.	78,531	2,779,212
Cincinnati Financial Corp.	111,138	2,822,905
Genworth Financial Inc. Class A	293,962	5,235,463
Hartford Financial Services Group Inc. (The)	213,769	13,803,064
Lincoln National Corp.	176,232	7,986,834
Loews Corp.	245,970	11,535,993
Marsh & McLennan Companies Inc.	347,648	9,230,054
MBIA Inc.(b)	140,859	618,371
MetLife Inc.	482,297	25,450,813
MGIC Investment Corp.	43,639	266,634
Principal Financial Group Inc.	108,922	4,571,456
Prudential Financial Inc.	171,806	10,263,690
Torchmark Corp.	31,721	1,860,437
Travelers Companies Inc. (The)	410,670	17,823,078
Unum Group	235,593	4,817,877
XL Capital Ltd. Class A	121,386	2,495,696

		204,830,113
INTERNET—0.15%
IAC/InterActiveCorp(a)	123,753	2,385,958
VeriSign Inc.(a)(b)	71,820	2,714,796

		5,100,754

INVESTMENT COMPANIES—0.09%
American Capital Strategies Ltd.(b)	136,479	3,244,106

		3,244,106
IRON & STEEL—0.18%
AK Steel Holding Corp.	50,548	3,487,812
Allegheny Technologies Inc.	46,890	2,779,639

		6,267,451
LEISURE TIME—0.28%
Carnival Corp.	296,764	9,781,341

		9,781,341
LODGING—0.20%
Marriott International Inc. Class A	78,289	2,054,303
Starwood Hotels & Resorts Worldwide Inc.	68,675	2,751,807
Wyndham Worldwide Corp.	120,251	2,153,695

		6,959,805
MACHINERY—0.25%
Deere & Co.	105,452	7,606,253
Manitowoc Co. Inc. (The)	31,133	1,012,756

		8,619,009
MANUFACTURING—7.43%
Cooper Industries Ltd.	73,501	2,903,290
Dover Corp.	128,758	6,228,024
Eastman Kodak Co.	196,551	2,836,231
Eaton Corp.	62,595	5,318,697
General Electric Co.	6,767,410	180,622,173
Honeywell International Inc.	322,312	16,205,847
Illinois Tool Works Inc.	126,974	6,032,535
Ingersoll-Rand Co. Ltd. Class A	127,849	4,785,388
Leggett & Platt Inc.	113,002	1,895,044
Pall Corp.	42,584	1,689,733
Parker Hannifin Corp.	49,108	3,502,383
Textron Inc.	103,241	4,948,341
3M Co.	138,782	9,657,839
Tyco International Ltd.	327,570	13,115,903

		259,741,428
MEDIA—4.39%
CBS Corp. Class B	462,794	9,019,855
Clear Channel Communications Inc.	338,250	11,906,400
Comcast Corp. Class A	2,010,236	38,134,177
DIRECTV Group Inc. (The)(a)	289,727	7,506,827
E.W. Scripps Co. (The) Class A	27,824	1,155,809
Gannett Co. Inc.	155,706	3,374,149
Meredith Corp.	9,342	264,285
New York Times Co. (The) Class A(b)	98,730	1,519,455
News Corp. Class A	813,504	12,235,100
Scripps Networks Interactive Inc. Class A	15,498	594,348
Time Warner Inc.	2,429,486	35,956,393
Viacom Inc. Class B(a)	253,750	7,749,525
Walt Disney Co. (The)	736,409	22,975,961
Washington Post Co. (The) Class B	1,934	1,135,065

		153,527,349
METAL FABRICATE & HARDWARE—0.10%
Precision Castparts Corp.	35,865	3,456,310

		3,456,310
MINING—0.87%
Alcoa Inc.	553,522	19,716,454

Newmont Mining Corp.	151,134	7,883,149
Vulcan Materials Co.	48,198	2,881,276

		30,480,879
OFFICE & BUSINESS EQUIPMENT—0.08%
Xerox Corp.	196,092	2,659,008

		2,659,008
OIL & GAS—3.99%
Anadarko Petroleum Corp.	165,367	12,376,066
Chevron Corp.	603,774	59,852,117
ENSCO International Inc.	48,993	3,955,695
Hess Corp.	91,311	11,522,535
Marathon Oil Corp.	197,230	10,230,320
Nabors Industries Ltd.(a)	53,310	2,624,451
Noble Corp.	76,616	4,976,975
Noble Energy Inc.	66,610	6,698,302
Occidental Petroleum Corp.	228,520	20,534,807
Range Resources Corp.	36,228	2,374,383
Rowan Companies Inc.	76,329	3,568,381
Tesoro Corp.	42,693	844,041

		139,558,073
OIL & GAS SERVICES—0.50%
National Oilwell Varco Inc.(a)	98,514	8,740,162
Weatherford International Ltd.(a)	175,526	8,704,334

		17,444,496
PACKAGING & CONTAINERS—0.10%
Bemis Co. Inc.	67,727	1,518,439
Sealed Air Corp.	108,747	2,067,280

		3,585,719
PHARMACEUTICALS—7.24%
Abbott Laboratories	523,948	27,753,526
Allergan Inc.	74,936	3,900,419
AmerisourceBergen Corp.	109,563	4,381,424
Bristol-Myers Squibb Co.	1,344,185	27,596,118
Cardinal Health Inc.	242,433	12,504,694
Eli Lilly and Co.	429,923	19,845,246
King Pharmaceuticals Inc.(a)	166,786	1,746,249
Medco Health Solutions Inc.(a)	189,390	8,939,208
Merck & Co. Inc.	961,876	36,253,106
Mylan Inc.(a)	65,939	795,884
Pfizer Inc.	4,592,369	80,228,686
Schering-Plough Corp.	737,939	14,530,019
Watson Pharmaceuticals Inc.(a)	43,503	1,181,977
Wyeth	280,783	13,466,353

		253,122,909
PIPELINES—1.11%
El Paso Corp.	476,720	10,363,893
Spectra Energy Corp.	430,017	12,358,689
Williams Companies Inc. (The)	396,951	16,001,095

		38,723,677
REAL ESTATE INVESTMENT TRUSTS—2.31%
Apartment Investment and Management Co. Class A	61,236	2,085,698
AvalonBay Communities Inc.(b)	52,266	4,660,037
Boston Properties Inc.	81,459	7,349,231
Developers Diversified Realty Corp.	81,570	2,831,295
Equity Residential	183,846	7,035,786

General Growth Properties Inc.	181,880	6,371,256
HCP Inc.	159,676	5,079,294
Host Hotels & Resorts Inc.	355,223	4,848,794
Kimco Realty Corp.	171,972	5,936,473
ProLogis	109,780	5,966,543
Public Storage	83,944	6,781,836
Simon Property Group Inc.	152,113	13,673,438
Vornado Realty Trust	91,800	8,078,400

		80,698,081
RETAIL—4.21%
AutoNation Inc.(a)	91,274	914,565
Big Lots Inc.(a)(b)	55,626	1,737,756
Costco Wholesale Corp.	156,011	10,942,612
CVS Caremark Corp.	359,235	14,214,929
Dillard’s Inc. Class A(b)	40,148	464,512
Family Dollar Stores Inc.	48,364	964,378
Gap Inc. (The)	137,740	2,296,126
Home Depot Inc.	563,967	13,208,107
J.C. Penney Co. Inc.	150,720	5,469,629
Limited Brands Inc.	203,898	3,435,681
Macy’s Inc.	285,925	5,552,664
McDonald’s Corp.	391,991	22,037,734
Nordstrom Inc.	42,068	1,274,660
Office Depot Inc.(a)	185,336	2,027,576
RadioShack Corp.	33,187	407,204
Staples Inc.	157,334	3,736,683
Target Corp.	227,429	10,573,174
Tiffany & Co.	33,602	1,369,282
Walgreen Co.	215,083	6,992,348
Wal-Mart Stores Inc.	679,283	38,175,705
Wendy’s International Inc.	59,193	1,611,233

		147,406,558
SAVINGS & LOANS—0.25%
Hudson City Bancorp Inc.	165,718	2,764,176
Sovereign Bancorp Inc.	326,024	2,399,537
Washington Mutual Inc.(b)	720,664	3,552,874

		8,716,587
SEMICONDUCTORS—2.53%
Advanced Micro Devices Inc.(a)(b)	305,988	1,783,910
Altera Corp.	85,969	1,779,558
Analog Devices Inc.	108,634	3,451,302
Applied Materials Inc.	598,550	11,426,320
Broadcom Corp. Class A(a)	167,385	4,567,937
Intel Corp.	1,671,091	35,895,035
KLA-Tencor Corp.	68,533	2,789,978
Linear Technology Corp.	63,931	2,082,233
LSI Corp.(a)	434,262	2,666,369
Microchip Technology Inc.	125,886	3,844,558
Micron Technology Inc.(a)	517,649	3,105,894
Novellus Systems Inc.(a)	44,114	934,776
Teradyne Inc.(a)	117,478	1,300,481
Texas Instruments Inc.	377,446	10,628,879
Xilinx Inc.	89,496	2,259,774

		88,517,004
SOFTWARE—0.49%
Automatic Data Processing Inc.	165,638	6,940,232
CA Inc.	173,196	3,999,096
Compuware Corp.(a)	93,520	892,181
Fidelity National Information Services Inc.	52,330	1,931,500

Novell Inc.(a)	155,361	915,076
Paychex Inc.	76,241	2,384,818

		17,062,903
TELECOMMUNICATIONS—7.85%
American Tower Corp. Class A(a)	191,361	8,085,002
AT&T Inc.	4,033,421	135,885,954
CenturyTel Inc.	71,931	2,560,024
Ciena Corp.(a)(b)	60,282	1,396,734
Citizens Communications Co.	221,085	2,507,104
Corning Inc.	791,459	18,243,130
Embarq Corp.	100,394	4,745,624
JDS Uniphase Corp.(a)	118,098	1,341,593
Juniper Networks Inc.(a)	167,293	3,710,559
Qwest Communications International Inc.	1,035,601	4,069,912
Sprint Nextel Corp.	1,936,482	18,396,579
Tellabs Inc.(a)	271,993	1,264,767
Verizon Communications Inc.	1,935,107	68,502,788
Windstream Corp.	304,466	3,757,110

		274,466,880
TEXTILES—0.03%
Cintas Corp.	40,811	1,081,900

		1,081,900
TOYS, GAMES & HOBBIES—0.22%
Hasbro Inc.	94,406	3,372,182
Mattel Inc.	245,770	4,207,582

		7,579,764
TRANSPORTATION—2.79%
Burlington Northern Santa Fe Corp.	105,582	10,546,586
CSX Corp.	275,144	17,281,795
FedEx Corp.	84,428	6,652,082
Norfolk Southern Corp.	255,206	15,993,760
Ryder System Inc.	39,188	2,699,269
Union Pacific Corp.	350,875	26,491,063
United Parcel Service Inc. Class B	291,180	17,898,835

		97,563,390

TOTAL COMMON STOCKS
(Cost: $4,157,933,887)		3,490,903,571

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	4,376,699	4,376,699
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	29,113,069	29,113,069

		33,489,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,489,768)		33,489,768

TOTAL INVESTMENTS IN SECURITIES—100.78%
(Cost: $4,191,423,655)		3,524,393,339
SHORT POSITIONS(f)—(0.00)%
COMMON STOCKS—(0.00)%
E.W. Scripps Co. (The) Class A When Issued	(27,824)	(85,420)

		(85,420)

TOTAL SHORT POSITIONS
(Proceeds: $85,352)		(85,420)
Other Assets, Less Liabilities—(0.78)%		(27,244,966)

NET ASSETS—100.00%		$3,497,062,953

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.73%

CHINA—24.69%
China Communications Construction Co. Ltd. Class H	210,000	$359,271
China Construction Bank Class H	1,570,000	1,264,465
China COSCO Holdings Co. Ltd. Class H	115,000	280,810
China Life Insurance Co. Ltd. Class H	350,000	1,225,401
China Mobile Ltd.	235,000	3,158,468
CNOOC Ltd.	700,000	1,204,753
Industrial and Commercial Bank of China Class H	2,150,000	1,469,647
PetroChina Co. Ltd. Class H	960,000	1,243,483

		10,206,298
HONG KONG—17.18%
BOC Hong Kong (Holdings) Ltd.	165,000	436,970
Cheung Kong (Holdings) Ltd.	70,000	943,514
CLP Holdings Ltd.	80,000	685,352
Esprit Holdings Ltd.(a)	49,000	509,013
Hang Seng Bank Ltd.	34,000	717,286
Hong Kong and China Gas Co. Ltd. (The)	194,000	461,274
Hong Kong Exchanges and Clearing Ltd.	50,000	731,008
Hutchison Whampoa Ltd.	100,000	1,008,022
Li & Fung Ltd.	100,000	301,381
Sun Hung Kai Properties Ltd.	70,000	949,798
Swire Pacific Ltd. Class A	35,000	357,970

		7,101,588
SINGAPORE—9.32%
DBS Group Holdings Ltd.	50,000	694,071
Keppel Corp. Ltd.	60,000	491,959
Oversea-Chinese Banking Corp.	140,000	841,865
Singapore Airlines Ltd.	21,000	227,211
Singapore Telecommunications Ltd.(a)	290,000	772,679
United Overseas Bank Ltd.	60,000	822,287

		3,850,072
SOUTH KOREA—25.40%
Hyundai Heavy Industries Co. Ltd.	1,900	588,500
Hyundai Mobis	3,000	242,914
Hyundai Motor Co. Ltd.	8,100	549,782
Kookmin Bank	15,600	921,638
KT&G Corp.	6,615	569,141
LG Electronics Inc.	4,400	498,446
POSCO	3,300	1,716,170
Samsung C&T Corp.	6,500	351,704
Samsung Electronics Co. Ltd.	6,000	3,584,915
Shinhan Financial Group Ltd.	17,700	800,354
SK Energy Co. Ltd.	3,105	345,808
SK Telecom Co. Ltd. ADR	15,897	330,181

		10,499,553

TAIWAN—23.14%
ASUSTeK Computer Inc.	180,000	489,836
AU Optronics Corp.	300,000	471,453
Cathay Financial Holding Co. Ltd.	290,000	630,580
China Steel Corp.	420,000	648,272
Chunghwa Telecom Co. Ltd.	222,181	574,612
Formosa Chemicals & Fibre Co.	160,000	315,224
Formosa Plastics Corp.	230,000	554,673
High Tech Computer Corp.	21,000	470,464
Hon Hai Precision Industry Co. Ltd.	260,000	1,280,598
MediaTek Inc.	50,000	576,549
Nan Ya Plastic Corp.	320,000	679,999
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	1,190,000	2,548,348
United Microelectronics Corp.	610,000	323,559

		9,564,167

TOTAL COMMON STOCKS
(Cost: $46,052,262)		41,221,678

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	37,640	37,640
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	426,228	426,228

		463,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $463,868)		463,868

TOTAL INVESTMENTS IN SECURITIES—100.85%
(Cost: $46,516,130)		41,685,546
Other Assets, Less Liabilities—(0.85)%		(349,604)

NET ASSETS—100.00%		$41,335,942

ADR  -  American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.94%

AUSTRIA—0.52%
Erste Bank der Oesterreichischen Sparkassen AG	53,286	$3,319,571
OMV AG	41,261	3,241,337
Telekom Austria AG	82,908	1,800,022
voestalpine AG	28,613	2,350,985

		10,711,915
BELGIUM—1.67%
AGFA-Gevaert NV(a)	42,724	277,669
Belgacom SA	45,070	1,945,675
Delhaize Group(b)	27,529	1,854,209
Dexia SA	218,277	3,494,088
Fortis	573,437	9,179,343
Groupe Bruxelles Lambert SA	24,250	2,888,838
InBev	52,884	3,672,807
KBC Group NV	59,643	6,627,741
Solvay SA	15,578	2,039,354
UCB SA	28,530	1,056,560
Umicore	34,070	1,685,520

		34,721,804
DENMARK—1.08%
A.P. Moller - Maersk A/S Class B	302	3,700,472
Danske Bank A/S	128,166	3,709,502
Novo Nordisk A/S Class B	115,517	7,565,364
Novozymes A/S Class B	11,426	1,033,142
Vestas Wind Systems A/S(a)	48,215	6,315,330

		22,323,810
FINLAND—1.88%
Fortum OYJ	114,028	5,795,729
Kone OYJ Class B	39,732	1,398,478
Metso OYJ	32,678	1,491,544
Nokia OYJ	989,681	24,153,431
Sampo OYJ Class A	87,874	2,222,121
Stora Enso OYJ Class R	174,283	1,636,566
UPM-Kymmene OYJ	145,440	2,383,139

		39,081,008
FRANCE—15.43%
Accor SA	57,327	3,832,344
Air France-KLM	39,450	947,249
Alcatel-Lucent(a)	586,627	3,567,644
ALSTOM	28,341	6,549,206
AXA	472,543	14,041,555
BNP Paribas	239,453	21,708,126
Bouygues SA	74,740	4,964,619
Cap Gemini SA	37,652	2,221,038
Carrefour SA	159,241	9,022,082

Casino Guichard-Perrachon SA	13,374	1,517,141
Christian Dior SA	12,782	1,319,084
Compagnie de Saint-Gobain	85,732	5,367,883
Compagnie Generale des Etablissements Michelin Class B	38,820	2,791,473
Credit Agricole SA	245,506	5,020,755
Dassault Systemes SA	14,329	874,145
Electricite de France	56,856	5,405,225
Essilor International SA	48,994	2,998,157
European Aeronautic Defence and Space Co.(b)	124,514	2,361,984
France Telecom SA	388,249	11,445,014
Groupe Danone	126,721	8,904,625
Hermes International	18,413	2,901,060
Lafarge SA	46,295	7,103,635
Lagardere SCA	33,530	1,910,796
L’Air Liquide SA	65,158	8,610,068
L’Oreal SA	55,028	5,990,926
LVMH Moet Hennessy Louis Vuitton SA	64,870	6,804,871
Pernod Ricard SA	48,665	5,002,988
PPR SA	18,942	2,109,976
PSA Peugeot Citroen SA	42,573	2,313,447
Publicis Groupe SA	31,771	1,030,169
Renault SA	51,038	4,189,513
Safran SA	64,924	1,260,225
Sanofi-Aventis	264,605	17,688,999
Schneider Electric SA	61,657	6,665,028
Societe Generale	155,759	13,568,503
Societe Television Francaise 1	40,804	683,389
Sodexo	30,889	2,030,394
STMicroelectronics NV	160,835	1,675,251
Suez SA	325,263	22,159,122
Technip SA	25,169	2,331,319
Thales SA	29,938	1,707,511
Thomson	62,266	325,703
Total SA	610,091	52,098,605
Unibail-Rodamco	21,332	4,937,927
Valeo SA(b)	22,666	728,513
Vallourec SA	14,271	5,012,059
Veolia Environnement	86,938	4,880,425
Vinci SA	125,087	7,686,152
Vivendi	300,765	11,420,274

		319,686,197
GERMANY—12.63%
Adidas AG	51,990	3,285,524
Allianz SE Registered	117,985	20,801,233
ALTANA AG	25,403	438,260
BASF SE	252,440	17,428,609
Bayer AG	193,594	16,306,210
Bayerische Motoren Werke AG	79,950	3,848,238
Beiersdorf AG	23,122	1,703,825
Commerzbank AG	176,379	5,235,522
Continental AG	41,928	4,311,714
Daimler AG Registered	262,223	16,228,353
Deutsche Bank AG Registered	139,333	12,041,007
Deutsche Boerse AG	51,764	5,846,805
Deutsche Lufthansa AG Registered	60,497	1,305,830
Deutsche Post AG Registered	216,025	5,649,946
Deutsche Telekom AG Registered	760,797	12,466,207
E.ON AG	171,393	34,605,401
Fresenius Medical Care AG & Co. KGaA	46,441	2,561,686
Hypo Real Estate Holding AG(b)	14,351	404,280
Hypo Real Estate Holding AG New(b)(c)	20,462	670,892

Infineon Technologies AG(a)	193,010	1,681,656
Linde AG	32,135	4,521,286
MAN AG	26,915	2,990,042
Merck KGaA	16,999	2,418,217
METRO AG	33,089	2,113,487
Muenchener Rueckversicherungs-Gesellschaft AG Registered	56,262	9,862,486
Puma AG	1,702	571,607
RWE AG	119,198	15,067,387
Salzgitter AG	9,516	1,745,178
SAP AG	215,481	11,291,806
Siemens AG Registered	235,079	26,119,107
ThyssenKrupp AG	101,944	6,405,441
TUI AG(b)	56,710	1,315,224
Volkswagen AG	36,188	10,449,893

		261,692,359
GREECE—0.34%
Hellenic Telecommunications Organization SA SP ADR	212,357	2,527,049
National Bank of Greece SA ADR	518,931	4,634,054

		7,161,103
IRELAND—0.83%
Allied Irish Banks PLC	259,344	4,003,964
Anglo Irish Bank Corp. PLC	219,555	2,058,223
Bank of Ireland	288,130	2,507,239
CRH PLC	144,951	4,270,660
Elan Corp. PLC(a)	126,374	4,400,299

		17,240,385
ITALY—5.60%
Alleanza Assicurazioni SpA	101,727	1,105,103
Assicurazioni Generali SpA	302,511	11,615,259
Atlantia SpA	78,177	2,368,593
Banca Monte dei Paschi di Siena SpA	720,873	2,043,253
Banca Popolare di Milano Scrl	149,482	1,403,678
Banco Popolare SpA	170,765	3,034,870
Enel SpA	1,083,260	10,308,651
Eni SpA	630,246	23,533,723
Fiat SpA(b)	188,170	3,086,266
Finmeccanica SpA	82,891	2,178,390
Intesa Sanpaolo SpA	2,594,715	14,829,594
Luxottica Group SpA	38,701	908,533
Mediaset SpA	217,231	1,433,207
Mediobanca SpA	118,335	2,013,581
Mediolanum SpA(b)	83,911	349,354
Pirelli & C. SpA	527,938	363,909
Saipem SpA	56,721	2,665,811
Snam Rete Gas SpA	202,287	1,384,012
Telecom Italia SpA	2,645,011	5,334,204
UniCredito SpA	3,569,503	21,863,030
Unione di Banche Italiane ScpA	176,700	4,145,371

		115,968,392
NETHERLANDS—4.84%
Aegon NV	320,228	4,244,655
Akzo Nobel NV	73,866	5,081,132
ArcelorMittal	206,453	20,427,397
ASML Holding NV	98,921	2,439,130
Corporate Express NV	47,658	688,553
Heineken NV	56,613	2,891,754
ING Groep NV	589,052	18,798,278

Koninklijke Ahold NV	306,892	4,129,292
Koninklijke DSM NV	46,344	2,728,656
Koninklijke KPN NV	444,367	7,631,334
Koninklijke Philips Electronics NV	288,688	9,829,144
Randstad Holding NV	27,484	961,314
Reed Elsevier NV	171,194	2,888,752
TNT NV	105,262	3,602,165
Unilever NV	429,769	12,208,520
Wolters Kluwer NV	78,763	1,841,570

		100,391,646
NORWAY—1.39%
DnB NOR ASA	210,032	2,672,074
Norsk Hydro ASA	171,554	2,505,888
Orkla ASA	218,114	2,800,588
Renewable Energy Corp. ASA(a)	33,969	880,328
StatoilHydro ASA	318,026	11,857,020
Telenor ASA	188,983	3,554,481
Yara International ASA	50,413	4,463,824

		28,734,203
PORTUGAL—0.58%
Banco Comercial Portugues SA Registered(b)	1,300,568	2,817,526
Banco Espirito Santo SA Registered	91,172	1,423,532
BRISA - Auto-estradas de Portugal SA	115,633	1,337,242
CIMPOR - Cimentos de Portugal SGPS SA	125,384	845,509
Energias de Portugal SA	529,064	2,763,274
Portugal Telecom SGPS SA Registered	243,697	2,768,329

		11,955,412
SPAIN—6.73%
Abertis Infraestructuras SA	106,985	2,540,202
Acciona SA	7,263	1,726,210
Acerinox SA	43,571	1,004,324
Actividades de Construcciones y Servicios SA	61,242	3,078,991
Banco Bilbao Vizcaya Argentaria SA	988,311	18,950,313
Banco Popular Espanol SA(b)	320,635	4,440,501
Banco Sabadell SA(b)	303,127	2,564,668
Banco Santander SA	1,669,055	30,688,361
Bankinter SA(b)	84,337	960,702
Gas Natural SDG SA	86,157	5,027,982
Grupo Ferrovial SA	16,789	1,040,089
Iberdrola SA	1,300,012	17,430,471
Industria de Diseno Textil SA	59,034	2,721,502
Red Electrica de Espana SA	24,745	1,612,112
Repsol YPF SA	239,530	9,446,109
Sacyr Vallehermoso SA(b)	30,482	933,624
Telefonica SA	1,207,117	32,103,619
Union Fenosa SA	54,192	3,160,849

		139,430,629
SWEDEN—3.08%
Assa Abloy AB Class B	93,629	1,358,047
Atlas Copco AB Class A	169,337	2,498,385
Boliden AB	64,730	528,355
Electrolux AB Class B(b)	77,758	995,348
Hennes & Mauritz AB Class B	142,851	7,753,639
Holmen AB Class B	22,792	670,648
Investor AB Class B	113,825	2,407,878
Nordea Bank AB	561,343	7,754,761
Sandvik AB	270,023	3,703,342
Scania AB Class B	82,358	1,129,533
Securitas AB Class B	89,245	1,038,535

Skandinaviska Enskilda Banken AB Class A	141,718	2,638,652
Skanska AB Class B	87,434	1,257,290
SKF AB Class B	113,373	1,781,068
SSAB Svenskt Stal AB Class A	52,033	1,686,757
Svenska Cellulosa AB Class B	159,121	2,255,075
Svenska Handelsbanken AB Class A	129,695	3,093,957
Swedbank AB Class A	108,667	2,104,567
Swedish Match AB	80,914	1,661,230
Telefonaktiebolaget LM Ericsson AB Class B	778,226	8,124,647
TeliaSonera AB	557,408	4,132,826
Volvo AB Class A	137,902	1,633,407
Volvo AB Class B	289,219	3,557,932

		63,765,879
SWITZERLAND—10.39%
ABB Ltd. Registered(a)	594,785	16,968,832
Adecco SA Registered	36,511	1,817,306
Baloise Holding Registered	13,556	1,431,991
Ciba Holding AG Registered	25,341	734,406
Clariant AG Registered(a)	76,463	778,442
Compagnie Financiere Richemont SA A Units Bearer	70,650	3,946,579
Credit Suisse Group AG Registered	263,397	12,127,743
Givaudan SA Registered	1,699	1,522,862
Holcim Ltd. Registered	54,175	4,401,120
Julius Baer Holding AG Registered	59,912	4,058,441
Nestle SA Registered	1,004,020	45,499,277
Nobel Biocare Holding AG Registered	35,344	1,157,546
Novartis AG Registered	681,135	37,614,219
Roche Holding AG Bearer	14,099	2,815,371
Roche Holding AG Genusschein	180,925	32,682,309
Swatch Group AG (The) Bearer	7,779	1,949,332
Swiss Life Holding Registered(a)	9,722	2,605,641
Swiss Reinsurance Co. Registered	96,216	6,427,939
Swisscom AG Registered	6,395	2,139,305
Syngenta AG Registered	26,529	8,653,309
UBS AG Registered(a)(b)	777,358	16,362,218
Zurich Financial Services AG Registered	37,478	9,621,536

		215,315,724
UNITED KINGDOM—31.95%
Aegis Group PLC	174,798	374,835
Alliance & Leicester PLC	98,125	576,086
Anglo American PLC	345,127	24,218,490
ARM Holdings PLC	337,265	572,205
Associated British Foods PLC	89,446	1,350,213
AstraZeneca PLC	381,610	16,267,658
Aviva PLC	671,235	6,692,650
BAE Systems PLC	931,157	8,200,154
BG Group PLC	866,823	22,547,159
BHP Billiton PLC	581,805	22,231,281
BP PLC	4,931,320	57,240,543
British Airways PLC	180,400	772,797
British American Tobacco PLC	379,318	13,127,706
British Energy Group PLC	274,165	3,887,610
British Land Co. PLC	143,100	2,017,740
British Sky Broadcasting Group PLC	284,573	2,673,139
BT Group PLC	2,011,895	8,003,942
Bunzl PLC	78,579	1,023,533
Cable & Wireless PLC	685,869	2,058,393
Cadbury PLC	349,856	4,403,882
Capita Group PLC	151,900	2,078,339
Carnival PLC	49,822	1,591,410

Centrica PLC	942,507	5,819,453
Cobham PLC	328,602	1,293,547
Compass Group PLC	510,676	3,856,941
Cookson Group PLC	59,939	748,530
Diageo PLC	667,122	12,267,697
Drax Group PLC	89,679	1,318,928
DSG International PLC	430,437	381,202
Electrocomponents PLC	141,292	413,353
Enterprise Inns PLC	163,954	1,324,750
Experian Group Ltd.	264,035	1,963,941
FirstGroup PLC	125,041	1,294,022
Friends Provident PLC	650,623	1,323,324
G4S PLC	288,289	1,161,820
GKN PLC	212,779	944,321
GlaxoSmithKline PLC	1,377,655	30,515,567
Hammerson PLC	81,510	1,447,788
Hays PLC	308,766	556,114
HBOS PLC	995,243	5,466,685
HSBC Holdings PLC	3,151,070	48,648,074
IMI PLC	96,140	835,169
Imperial Tobacco Group PLC	268,675	10,004,303
InterContinental Hotels Group PLC	88,573	1,186,321
International Power PLC	387,738	3,333,557
Invensys PLC(a)	219,466	1,137,787
J Sainsbury PLC	369,473	2,340,114
Johnson Matthey PLC	56,575	2,078,462
Kesa Electricals PLC	170,433	536,764
Kingfisher PLC	640,313	1,431,060
Ladbrokes PLC	216,588	1,106,702
Land Securities Group PLC	128,144	3,141,918
Legal & General Group PLC	1,578,754	3,148,241
Lloyds TSB Group PLC	1,521,538	9,409,786
Logica PLC	394,574	848,082
Lonmin PLC	42,332	2,688,323
Man Group PLC	471,407	5,854,185
Marks & Spencer Group PLC	433,152	2,831,793
Misys PLC	122,236	362,469
Mitchells & Butlers PLC	89,032	363,233
National Grid PLC	672,055	8,834,123
Next PLC	54,671	1,054,850
Old Mutual PLC	1,387,701	2,562,888
Pearson PLC	194,581	2,379,623
Provident Financial PLC	43,026	680,744
Prudential PLC	634,572	6,731,222
Punch Taverns PLC	84,650	527,299
Rank Group PLC	187,070	298,769
Reckitt Benckiser PLC	157,630	7,983,852
Reed Elsevier PLC	279,183	3,200,348
Rentokil Initial PLC	454,187	897,121
Rexam PLC	164,741	1,270,455
Rio Tinto PLC	228,293	27,301,129
Rolls-Royce Group PLC(a)	477,480	3,245,127
Royal Bank of Scotland Group PLC	4,323,960	18,501,457
Royal Dutch Shell PLC Class A	931,729	38,253,806
Royal Dutch Shell PLC Class B	721,613	29,009,586
RSA Insurance Group PLC	741,786	1,854,189
SABMiller PLC	218,912	5,018,892
Sage Group PLC	311,392	1,295,208
Schroders PLC	39,945	726,598
Scottish & Southern Energy PLC	217,746	6,079,861
SEGRO PLC	146,463	1,146,987
Severn Trent PLC	59,240	1,513,791
Shire Ltd.	150,053	2,459,201

Smith & Nephew PLC	235,589	2,597,470
Smiths Group PLC	95,396	2,061,797
Standard Chartered PLC	323,600	9,209,379
Standard Life PLC	564,281	2,355,501
Tate & Lyle PLC	127,135	1,005,745
Tesco PLC	2,051,135	15,075,071
Thomson Reuters PLC	52,464	1,403,287
3i Group PLC	95,906	1,574,655
Tomkins PLC	159,933	480,619
Unilever PLC	339,739	9,661,920
United Business Media PLC	64,719	702,607
United Utilities PLC	222,485	3,039,675
Vodafone Group PLC	13,920,247	41,319,591
W.H. Smith PLC	38,794	288,364
Whitbread PLC	60,347	1,479,627
William Hill PLC	147,137	937,771
Wm Morrison Supermarkets PLC	607,356	3,218,242
Wolseley PLC	168,095	1,259,522
WPP Group PLC	291,451	2,808,801
Xstrata PLC	164,982	13,212,358
Yell Group PLC	169,846	238,303

		662,051,522

TOTAL COMMON STOCKS
(Cost: $1,847,976,324)		2,050,231,988

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.22%
Henkel KGaA	45,046	1,796,307
Porsche Automobil Holding SE	17,734	2,735,125

		4,531,432

TOTAL PREFERRED STOCKS
(Cost: $3,264,352)		4,531,432

Security	Shares	Value

RIGHTS—0.01%

UNITED KINGDOM—0.01%
HBOS PLC(a)	398,097	85,170

		85,170

TOTAL RIGHTS
(Cost: $0)		85,170

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	194,441	194,441
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	28,888,072	28,888,072

		29,082,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,082,513)		29,082,513

TOTAL INVESTMENTS IN SECURITIES—100.57%
(Cost: $1,880,323,189)	2,083,931,103
Other Assets, Less Liabilities—(0.57)%	(11,772,762)

NET ASSETS—100.00%	$2,072,158,341

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.57%

AUSTRALIA—1.74%
BHP Billiton Ltd.	507,597	$21,286,946

		21,286,946
BELGIUM—0.43%
Fortis	325,155	5,204,947

		5,204,947
FINLAND—1.23%
Nokia OYJ	29,268	714,293
Nokia OYJ SP ADR	581,881	14,256,085

		14,970,378
FRANCE—9.20%
Alcatel-Lucent(a)	367,120	2,232,685
AXA	265,864	7,900,115
BNP Paribas	136,611	12,384,764
Carrefour SA	94,251	5,339,958
France Telecom SA	233,333	6,878,316
L’Oreal SA	36,359	3,958,423
LVMH Moet Hennessy Louis Vuitton SA	38,269	4,014,423
Sanofi-Aventis	157,438	10,524,823
Societe Generale	90,454	7,879,643
Suez SA	198,357	13,513,424
Total SA	362,178	30,928,121
Vivendi	176,147	6,688,435

		112,243,130
GERMANY—8.77%
Allianz SE Registered	68,129	12,011,418
BASF SE	144,024	9,943,504
Bayer AG	115,431	9,722,627
Daimler AG Registered	155,673	9,634,229
Deutsche Bank AG Registered	79,978	6,911,612
Deutsche Telekom AG Registered	458,346	7,510,329
E.ON AG	101,311	20,455,373
RWE AG	71,659	9,058,155
Siemens AG Registered	139,082	15,453,093
Volkswagen AG	21,861	6,312,731

		107,013,071
ITALY—0.56%
Assicurazioni Generali SpA	177,074	6,798,961

		6,798,961
JAPAN—5.18%
Bridgestone Corp.	105,900	1,621,392
Canon Inc.	178,550	9,196,576
FUJIFILM Holdings Corp.	70,800	2,437,810
Honda Motor Co. Ltd.	247,100	8,414,990
Matsushita Electric Industrial Co. Ltd.	289,800	6,260,478
Nissan Motor Co. Ltd.	317,700	2,628,394

Seven & I Holdings Co. Ltd.	105,920	3,027,570
Sony Corp.	147,600	6,460,676
Toshiba Corp.(b)	425,400	3,142,193
Toyota Motor Corp.	423,600	20,020,150

		63,210,229
NETHERLANDS—2.15%
Aegon NV	193,937	2,570,655
ING Groep NV	336,056	10,724,476
Koninklijke Philips Electronics NV NYS	166,445	5,625,841
Unilever NV	14,300	406,222
Unilever NV NYS	241,615	6,861,866

		26,189,060
SOUTH KOREA—0.91%
Samsung Electronics Co. Ltd. GDR(c)	37,867	11,161,298

		11,161,298
SPAIN—4.34%
Banco Bilbao Vizcaya Argentaria SA	574,331	11,012,477
Banco Santander SA	937,215	17,232,262
Repsol YPF SA	138,186	5,449,505
Telefonica SA	725,062	19,283,230

		52,977,474
SWEDEN—0.40%
Telefonaktiebolaget LM Ericsson AB Class B	118,205	1,234,055
Telefonaktiebolaget LM Ericsson AB Class B SP ADR(b)	351,668	3,657,347

		4,891,402
SWITZERLAND—5.75%
Credit Suisse Group AG Registered	152,849	7,037,717
Nestle SA Registered	596,570	27,034,823
Novartis AG Registered	411,598	22,729,617
Swiss Reinsurance Co. Registered	55,068	3,678,949
UBS AG Registered(a)(b)	457,757	9,635,097

		70,116,203
UNITED KINGDOM—15.06%
Anglo American PLC	200,504	14,069,905
AstraZeneca PLC	221,314	9,434,397
Barclays PLC(d)	1,001,108	5,807,715
BP PLC	2,860,712	33,205,857
Diageo PLC	392,183	7,211,848
GlaxoSmithKline PLC	824,961	18,273,191
HSBC Holdings PLC	1,796,064	27,728,693
Royal Dutch Shell PLC Class A	29,305	1,203,169
Royal Dutch Shell PLC Class A ADR	255,105	20,844,630
Royal Dutch Shell PLC Class B	418,658	16,830,483
Standard Chartered PLC	182,854	5,203,869
Vodafone Group PLC	8,074,522	23,967,674

		183,781,431
UNITED STATES—43.85%
American International Group Inc.	413,090	10,930,361
Bristol-Myers Squibb Co.	302,521	6,210,756
Caterpillar Inc.	94,643	6,986,546
Chevron Corp.	314,876	31,213,658
Citigroup Inc.	795,662	13,335,295
Coca-Cola Co. (The)	302,823	15,740,740
Colgate-Palmolive Co.	78,315	5,411,567
Covidien Ltd.	76,954	3,685,327
Dell Inc.(a)	313,563	6,860,758
Dow Chemical Co. (The)	142,965	4,990,908

E.I. du Pont de Nemours and Co.	137,317	5,889,526
EMC Corp.(a)	317,700	4,667,013
Exxon Mobil Corp.	811,547	71,521,637
Ford Motor Co.(a)(b)	332,879	1,601,148
General Electric Co.	1,514,723	40,427,957
Hewlett-Packard Co.	372,062	16,448,861
Intel Corp.	874,734	18,789,286
International Business Machines Corp.	210,388	24,937,290
Johnson & Johnson	427,079	27,478,263
JPMorgan Chase & Co.	519,969	17,840,136
Kimberly-Clark Corp.	63,893	3,819,524
McDonald’s Corp.	174,382	9,803,756
Merck & Co. Inc.	329,702	12,426,468
Microsoft Corp.	1,216,468	33,465,035
Morgan Stanley	169,440	6,111,701
News Corp. Class A	357,236	5,372,829
Nike Inc. Class B	58,598	3,493,027
PepsiCo Inc.	242,864	15,443,722
Pfizer Inc.	1,022,921	17,870,430
Philip Morris International Inc.	321,171	15,862,636
Procter & Gamble Co. (The)	465,960	28,335,028
Texas Instruments Inc.	199,798	5,626,312
3M Co.	108,724	7,566,102
Tyco Electronics Ltd.	75,244	2,695,240
Tyco International Ltd.	73,832	2,956,233
United Technologies Corp.	147,907	9,125,862
Wal-Mart Stores Inc.	357,942	20,116,340

		535,057,278

TOTAL COMMON STOCKS
(Cost: $1,286,251,563)		1,214,901,808

Security	Shares	Value

RIGHTS—0.00%

UNITED KINGDOM—0.00%
Barclays PLC(d)(e)	214,523	40,559

		40,559

TOTAL RIGHTS
(Cost: $0)		40,559

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(f)	567,962	567,962
BGI Cash Premier Fund LLC
2.63%(d)(f)(g)	3,920,561	3,920,561

		4,488,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,488,523)		4,488,523

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $1,290,740,086)		1,219,430,890
Other Assets, Less Liabilities—0.06%		761,384

NET ASSETS—100.00%		$1,220,192,274

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—88.77%

AUSTRALIA—1.36%
Babcock & Brown Wind Partners Ltd.	43,141	$68,103

		68,103
BRAZIL—3.05%
Cosan Ltd. Class A(a)	12,067	152,648

		152,648
CHINA—12.34%
JA Solar Holdings Co. Ltd. ADR(a)	6,762	113,940
LDK Solar Co. Ltd. SP ADR(a)	5,593	211,863
Suntech Power Holdings Co. Ltd. ADR(a)	3,804	142,498
Trina Solar Ltd. SP ADR(a)	1,264	38,729
Yingli Green Energy Holding Co. Ltd. ADR(a)	6,959	110,787

		617,817
DENMARK—8.00%
Vestas Wind Systems A/S(a)	3,056	400,283

		400,283
FRANCE—4.58%
EDF Energies Nouvelles SA	2,952	197,529
Theolia SA(a)	1,189	31,453

		228,982
GERMANY—12.21%
Conergy AG(a)	3,343	69,631
Ersol Solar Energy AG(a)	738	117,671
Q-Cells AG(a)	2,084	211,914
SolarWorld AG	4,437	211,609

		610,825
NORWAY—2.85%
Renewable Energy Corp. ASA(a)	5,503	142,614

		142,614
SPAIN—13.95%
Acciona SA	814	193,465
Gamesa Corporacion Tecnologica SA	5,998	295,034
Iberdrola SA	15,648	209,807

		698,306
UNITED STATES—30.43%
Archer-Daniels-Midland Co.	7,058	238,207
Covanta Holding Corp.(a)	8,235	219,792
Energy Conversion Devices Inc.(a)	1,947	143,377
Evergreen Solar Inc.(a)	3,751	36,347
First Solar Inc.(a)	1,242	338,842
FuelCell Energy Inc.(a)	3,557	25,255
MEMC Electronic Materials Inc.(a)	3,667	225,667
Ormat Technologies Inc.	2,314	113,802

SunPower Corp. Class A(a)	2,261	162,747
VeraSun Energy Corp.(a)	4,572	18,882

		1,522,918

TOTAL COMMON STOCKS
(Cost: $4,649,482)		4,442,496

Security	Shares	Value

PREFERRED STOCKS—11.14%

BRAZIL—11.14%
Companhia Energetica de Minas Gerais SP ADR	11,991	294,379
Companhia Paranaense de Energia SP ADR	12,981	263,125

		557,504

TOTAL PREFERRED STOCKS
(Cost: $527,188)		557,504

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(b)(c)	5,000	5,000

		5,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,000)		5,000

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $5,181,670)		5,005,000
Other Assets, Less Liabilities—(0.01)%		(400)

NET ASSETS—100.00%		$5,004,600

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.95%

AUSTRALIA—0.76%
Crown Ltd.	6,456	$57,556
John Fairfax Holdings Ltd.	16,320	45,888
Tabcorp Holdings Ltd.	7,380	69,477

		172,921
CANADA—2.04%
Canadian Tire Corp. Ltd. Class A	880	45,884
Gildan Activewear Inc.(a)	1,170	30,226
Groupe Aeroplan Inc.	2,601	44,224
Magna International Inc. Class A	1,240	74,164
Shaw Communications Inc. Class B	4,220	86,600
Thomson Reuters Corp.	2,050	66,478
Tim Hortons Inc.	2,190	62,988
Yellow Pages Income Fund	5,920	51,641

		462,205
FRANCE—8.70%
Accor SA	2,380	159,104
Christian Dior SA	680	70,175
Compagnie Generale des Etablissements Michelin Class B	1,790	128,716
Hermes International	940	148,102
Lagardere SCA	1,400	79,783
LVMH Moet Hennessy Louis Vuitton SA	3,063	321,309
PPR SA	850	94,683
PSA Peugeot Citroen SA	1,760	95,640
Publicis Groupe SA	1,720	55,771
Renault SA	2,200	180,590
Societe Television Francaise 1	650	10,886
Sodexo	1,133	74,474
Thomson	3,070	16,059
Valeo SA	1,130	36,320
Vivendi	13,190	500,834

		1,972,446
GERMANY—7.83%
Adidas AG	2,490	157,356
Bayerische Motoren Werke AG	3,480	167,503
Continental AG	1,980	203,616
Daimler AG Registered	11,030	682,620
Puma AG	77	25,860
TUI AG(b)	2,655	61,575
Volkswagen AG	1,650	476,465

		1,774,995
HONG KONG—0.92%
Esprit Holdings Ltd.	13,100	136,083
Li & Fung Ltd.	24,000	72,331

		208,414

ITALY—1.25%
Fiat SpA(b)	8,530	139,905
Luxottica Group SpA	1,766	41,458
Mediaset SpA	10,150	66,966
Pirelli & C. SpA	40,917	28,204
Seat Pagine Gialle SpA(a)	67,220	7,022

		283,555
JAPAN—18.77%
Bridgestone Corp.	7,000	107,174
Denso Corp.	6,000	206,594
Dentsu Inc.	30	63,676
Honda Motor Co. Ltd.	17,000	578,935
Marui Group Co. Ltd.	2,000	15,603
Matsushita Electric Industrial Co. Ltd.	22,000	475,261
Nikon Corp.	3,000	87,732
Nippon Television Network Corp.	200	22,905
Nissan Motor Co. Ltd.	23,000	190,283
NOK Corp.	1,200	19,109
Oriental Land Co. Ltd.	1,000	59,809
Pioneer Corp.	2,000	16,131
SANYO Electric Co. Ltd.(a)	24,000	55,922
Sekisui House Ltd.	7,000	65,440
Sharp Corp.	10,000	163,106
Sony Corp.	12,000	525,258
Suzuki Motor Corp.(b)	4,000	94,713
Toyota Industries Corp.	2,000	64,148
Toyota Motor Corp.	29,000	1,370,596
Yamada Denki Co. Ltd.	1,000	71,317

		4,253,712
MEXICO—0.52%
Grupo Televisa SA Series CPO	25,000	118,549

		118,549
NETHERLANDS—0.90%
Reed Elsevier NV	7,350	124,025
Wolters Kluwer NV	3,450	80,665

		204,690
SOUTH KOREA—1.07%
Hyundai Motor Co. Ltd. Class A GDR(c)	7,132	241,062

		241,062
SPAIN—0.57%
Industria de Diseno Textil SA	2,770	127,699

		127,699
SWEDEN—1.76%
Electrolux AB Class B	4,095	52,418
Hennes & Mauritz AB Class B	6,380	346,292

		398,710
SWITZERLAND—1.13%
Compagnie Financiere Richemont SA A Units Bearer	2,880	160,880
Swatch Group AG (The) Bearer	380	95,224

		256,104
UNITED KINGDOM—6.84%
Aegis Group PLC	12,511	26,828
British Sky Broadcasting Group PLC	12,360	116,104
Carnival PLC	2,130	68,036
Compass Group PLC	21,870	165,176

Daily Mail & General Trust PLC Class A NVS	2,654	16,572
DSG International PLC	15,490	13,718
Enterprise Inns PLC	6,350	51,308
GKN PLC	10,048	44,593
Home Retail Group PLC	10,200	44,253
InterContinental Hotels Group PLC	3,250	43,530
ITV PLC	39,140	34,819
Kesa Electricals PLC	5,790	18,235
Kingfisher PLC	25,940	57,974
Ladbrokes PLC	7,610	38,885
Marks & Spencer Group PLC	17,970	117,481
Next PLC	2,300	44,377
Pearson PLC	8,920	109,087
Persimmon PLC	3,740	23,520
Punch Taverns PLC	3,020	18,812
Rank Group PLC	4,670	7,458
Reed Elsevier PLC	12,392	142,053
Taylor Wimpey PLC	13,450	16,596
Thomson Reuters PLC	2,314	61,894
Trinity Mirror PLC	1,450	3,145
United Business Media PLC	2,872	31,179
W.H. Smith PLC	2,268	16,859
Whitbread PLC	1,988	48,743
William Hill PLC	3,770	24,028
WPP Group PLC	13,970	134,633
Yell Group PLC	7,843	11,004

		1,550,900
UNITED STATES—45.89%
Abercrombie & Fitch Co. Class A	980	61,426
Amazon.com Inc.(a)	3,548	260,175
Apollo Group Inc. Class A(a)	1,690	74,799
AutoNation Inc.(a)	350	3,507
AutoZone Inc.(a)	430	52,034
Bed Bath & Beyond Inc.(a)	3,080	86,548
Best Buy Co. Inc.	4,090	161,964
Big Lots Inc.(a)(b)	864	26,991
Black & Decker Corp. (The)	770	44,283
Carnival Corp.	4,940	162,822
CBS Corp. Class B	7,460	145,395
Centex Corp.	1,360	18,183
Clear Channel Communications Inc.	5,660	199,232
Coach Inc.(a)	3,930	113,498
Comcast Corp. Class A	34,110	647,067
D.R. Horton Inc.	3,410	36,998
Darden Restaurants Inc.	1,730	55,256
Dillard’s Inc. Class A(b)	730	8,446
DIRECTV Group Inc. (The)(a)	8,490	219,976
E.W. Scripps Co. (The) Class A	795	33,024
Eastman Kodak Co.	3,355	48,413
Expedia Inc.(a)	2,430	44,663
Family Dollar Stores Inc.	1,620	32,303
Ford Motor Co.(a)	24,590	118,278
Fortune Brands Inc.	1,771	110,528
GameStop Corp. Class A(a)	1,890	76,356
Gannett Co. Inc.	2,150	46,590
Gap Inc. (The)	5,270	87,851
General Motors Corp.(b)	6,370	73,255
Genuine Parts Co.	2,680	106,342
Goodyear Tire & Rubber Co. (The)(a)	3,020	53,847
H&R Block Inc.	3,800	81,320
Harley-Davidson Inc.	2,780	100,803
Harman International Industries Inc.	733	30,339
Hasbro Inc.	1,650	58,938

Home Depot Inc.	19,240	450,601
IAC/InterActiveCorp(a)	2,070	39,910
International Game Technology Inc.	3,590	89,678
Interpublic Group of Companies Inc. (The)(a)	5,455	46,913
J.C. Penney Co. Inc.	2,490	90,362
Johnson Controls Inc.	7,120	204,202
Jones Apparel Group Inc.	710	9,762
KB Home	920	15,576
Kohl’s Corp.(a)	3,530	141,341
Leggett & Platt Inc.	2,060	34,546
Lennar Corp. Class A	1,570	19,374
Limited Brands Inc.	3,390	57,121
Liz Claiborne Inc.	745	10,542
Lowe’s Companies Inc.	16,660	345,695
Macy’s Inc.	4,840	93,993
Marriott International Inc. Class A	3,560	93,414
Mattel Inc.	4,220	72,246
McDonald’s Corp.	13,230	743,791
McGraw-Hill Companies Inc. (The)	3,580	143,630
Meredith Corp.	85	2,405
New York Times Co. (The) Class A(b)	1,050	16,159
Newell Rubbermaid Inc.	3,188	53,527
News Corp. Class A	25,830	388,483
Nike Inc. Class B	4,450	265,264
Nordstrom Inc.	2,110	63,933
Office Depot Inc.(a)	3,070	33,586
Omnicom Group Inc.	3,730	167,402
Polo Ralph Lauren Corp.	623	39,112
Pulte Homes Inc.	2,730	26,290
RadioShack Corp.	1,488	18,258
Sears Holdings Corp.(a)(b)	840	61,874
Sherwin-Williams Co. (The)	1,100	50,523
Snap-On Inc.	700	36,407
Stanley Works (The)	860	38,554
Staples Inc.	7,860	186,675
Starbucks Corp.(a)	8,300	130,642
Starwood Hotels & Resorts Worldwide Inc.	2,150	86,151
Target Corp.	8,970	417,015
Tiffany & Co.	1,444	58,843
Time Warner Inc.	40,220	595,256
TJX Companies Inc. (The)	4,840	152,315
VF Corp.	977	69,543
Viacom Inc. Class B(a)	7,240	221,110
Walt Disney Co. (The)	21,790	679,848
Washington Post Co. (The) Class B	60	35,214
Wendy’s International Inc.	1,005	27,356
Whirlpool Corp.	920	56,792
Wyndham Worldwide Corp.	2,100	37,611
Yum! Brands Inc.	5,680	199,311

		10,399,606

TOTAL COMMON STOCKS
(Cost: $26,009,676)		22,425,568

Security	Shares	Value

PREFERRED STOCKS—0.67%

GERMANY—0.67%
Porsche Automobil Holding SE	990	152,688

		152,688

TOTAL PREFERRED STOCKS
(Cost: $165,269)		152,688

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	17,145	17,145
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	299,981	299,981

		317,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $317,126)		317,126

TOTAL INVESTMENTS IN SECURITIES—101.02%
(Cost: $26,492,071)		22,895,382
SHORT POSITIONS(g)—(0.01)%
COMMON STOCKS—(0.01)%
E.W. Scripps Co. (The) Class A When Issued	(795)	(2,441)

		(2,441)

TOTAL SHORT POSITIONS
(Proceeds: $2,431)		(2,441)
Other Assets, Less Liabilities—(1.01)%		(228,293)

NET ASSETS—100.00%		$22,664,648

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.79%

AUSTRALIA—2.99%
Foster’s Group Ltd.	246,552	$1,199,580
Wesfarmers Ltd.	100,962	3,613,929
Woolworths Ltd.	157,896	3,704,784

		8,518,293
BELGIUM—0.97%
Delhaize Group(a)	12,867	866,654
InBev	27,336	1,898,492

		2,765,146
CANADA—0.78%
George Weston Ltd.	6,263	290,942
Loblaw Companies Ltd.	13,158	394,396
Shoppers Drug Mart Corp.	27,969	1,540,769

		2,226,107
CHILE—0.04%
Distribucion y Servicio D&S SA ADR	4,898	102,613

		102,613
FRANCE—5.47%
Carrefour SA	79,154	4,484,611
Casino Guichard-Perrachon SA	6,433	729,757
Groupe Danone	66,300	4,658,870
L’Oreal SA	29,784	3,242,599
Pernod Ricard SA	23,868	2,453,741

		15,569,578
GERMANY—0.63%
Beiersdorf AG	12,750	939,528
METRO AG	13,162	840,694

		1,780,222
JAPAN—4.95%
AEON Co. Ltd.	91,800	1,135,322
Ajinomoto Co. Inc.	70,000	662,988
Asahi Breweries Ltd.	51,000	953,559
Japan Tobacco Inc.	585	2,499,929
Kao Corp.	67,000	1,760,247
Kirin Holdings Co. Ltd.	106,000	1,657,922
Nippon Meat Packers Inc.	9,000	122,089
Nissin Food Products Co. Ltd.(a)	10,600	355,983
Seven & I Holdings Co. Ltd.	104,100	2,975,548
Shiseido Co. Ltd.	44,000	1,008,632
Uni-Charm Corp.	5,400	384,605
Yakult Honsha Co. Ltd.	20,400	575,407

		14,092,231

MEXICO—1.21%
Fomento Economico Mexicano SAB de CV BD Units(a)	275,400	1,255,153
Grupo Modelo SAB de CV Series C	91,800	462,129
Kimberly-Clark de Mexico SAB de CV Series A	71,400	290,693
Wal-Mart de Mexico SAB de CV Series V	357,900	1,419,964

		3,427,939
NETHERLANDS—3.51%
Heineken NV	31,620	1,615,128
Koninklijke Ahold NV	153,982	2,071,858
Unilever NV	221,238	6,284,745

		9,971,731
SOUTH KOREA—0.55%
KT&G Corp. Class A GDR(b)	36,582	1,556,564

		1,556,564
SWEDEN—0.24%
Swedish Match AB	33,152	680,637

		680,637
SWITZERLAND—8.07%
Nestle SA Registered	506,940	22,973,052

		22,973,052
UNITED KINGDOM—14.81%
Associated British Foods PLC	47,150	711,743
British American Tobacco PLC	184,110	6,371,809
Cadbury PLC	175,025	2,203,162
Diageo PLC	328,790	6,046,115
Imperial Tobacco Group PLC	131,070	4,880,484
J Sainsbury PLC	195,140	1,235,949
Reckitt Benckiser PLC	77,622	3,931,501
SABMiller PLC	109,548	2,511,555
Tate & Lyle PLC	58,446	462,357
Tesco PLC	1,012,873	7,444,236
Unilever PLC	167,477	4,762,919
Wm Morrison Supermarkets PLC	295,609	1,566,365

		42,128,195
UNITED STATES—54.57%
Altria Group Inc.	269,892	5,548,980
Anheuser-Busch Companies Inc.	91,912	5,709,573
Archer-Daniels-Midland Co.	83,029	2,802,229
Avon Products Inc.	54,984	1,980,524
Brown-Forman Corp. Class B	10,914	824,771
Campbell Soup Co.	28,060	938,888
Clorox Co. (The)	17,650	921,330
Coca-Cola Co. (The)	257,448	13,382,147
Coca-Cola Enterprises Inc.	37,540	649,442
Colgate-Palmolive Co.	65,586	4,531,993
ConAgra Foods Inc.	62,960	1,213,869
Constellation Brands Inc. Class A(c)	24,797	492,468
Costco Wholesale Corp.	55,906	3,921,247
CVS Caremark Corp.	184,303	7,292,870
Dean Foods Co.(c)	19,788	388,241
Estee Lauder Companies Inc. (The) Class A	14,493	673,200
General Mills Inc.	43,172	2,623,562

H.J. Heinz Co.	40,713	1,948,117
Hershey Co. (The)	21,930	718,865
Kellogg Co.	32,758	1,573,039
Kimberly-Clark Corp.	53,986	3,227,283
Kraft Foods Inc.	195,432	5,560,040
Kroger Co. (The)	84,966	2,452,968
Lorillard Inc.(c)	22,510	1,556,792
McCormick & Co. Inc. NVS	16,445	586,429
Molson Coors Brewing Co. Class B	17,870	970,877
Pepsi Bottling Group Inc.	17,665	493,207
PepsiCo Inc.	204,462	13,001,739
Philip Morris International Inc.	271,932	13,430,722
Procter & Gamble Co. (The)	393,684	23,939,924
Reynolds American Inc.	22,242	1,038,034
Safeway Inc.	56,739	1,619,898
Sara Lee Corp.	91,195	1,117,139
SUPERVALU Inc.	27,151	838,694
Sysco Corp.	77,418	2,129,769
Tyson Foods Inc. Class A	35,617	532,118
UST Inc.	19,096	1,042,833
Walgreen Co.	127,704	4,151,657
Wal-Mart Stores Inc.	299,952	16,857,302
Whole Foods Market Inc.	18,360	434,948
Wm. Wrigley Jr. Co.	27,744	2,157,928

		155,275,656

TOTAL COMMON STOCKS
(Cost: $295,651,412)		281,067,964

Security	Shares	Value

PREFERRED STOCKS—0.79%

BRAZIL—0.47%
Companhia de Bebidas das Americas ADR	21,178	1,341,626

		1,341,626
GERMANY—0.32%
Henkel KGaA	22,858	911,513

		911,513

TOTAL PREFERRED STOCKS
(Cost: $2,561,951)		2,253,139

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	130,513	130,513
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	73,744	73,744

		204,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,257)		204,257

TOTAL INVESTMENTS IN SECURITIES—99.65%
(Cost: $298,417,620)	283,525,360
Other Assets, Less Liabilities—0.35%	1,006,188

NET ASSETS—100.00%	$284,531,548

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—97.03%

ARGENTINA—0.58%
Tenaris SA ADR	85,174	$6,345,463

		6,345,463
AUSTRALIA—1.95%
Origin Energy Ltd.	297,504	4,602,255
Santos Ltd.	200,880	4,135,013
Woodside Petroleum Ltd.	150,912	9,775,532
WorleyParsons Ltd.	81,216	2,950,768

		21,463,568
AUSTRIA—0.34%
OMV AG	46,780	3,674,893

		3,674,893
CANADA—11.08%
Cameco Corp.	117,072	5,054,215
Canadian Natural Resources Ltd.	176,256	17,518,757
Canadian Oil Sands Trust	156,672	8,493,381
Enbridge Inc.	117,936	5,121,739
EnCana Corp.	237,600	21,864,212
Enerplus Resources Fund	49,968	2,323,681
Husky Energy Inc.	83,309	4,008,817
Imperial Oil Ltd.	85,104	4,710,897
Nexen Inc.	176,256	7,063,791
Penn West Energy Trust	118,512	4,027,691
Petro-Canada	160,128	9,013,760
Suncor Energy Inc.	298,512	17,418,472
Talisman Energy Inc.	341,136	7,592,382
TransCanada Corp.	173,520	6,755,744
Uranium One Inc.(a)	159,984	756,910

		121,724,449
CHINA—1.58%
CNOOC Ltd.	4,896,000	8,426,386
PetroChina Co. Ltd. ADR(b)	69,623	8,971,620

		17,398,006

FRANCE—6.27%
Technip SA	35,794	3,315,476
Total SA	767,376	65,529,928

		68,845,404
ITALY—3.04%
Eni SpA	796,176	29,729,638
Saipem SpA	78,480	3,688,455

		33,418,093

JAPAN—0.38%
Nippon Oil Corp.	432,000	2,905,674
TonenGeneral Sekiyu K.K.	144,000	1,309,523

		4,215,197
NORWAY—1.36%
StatoilHydro ASA SP ADR	400,110	14,956,112

		14,956,112
SPAIN—1.06%
Repsol YPF SA	153,084	6,037,023
Repsol YPF SA SP ADR	142,332	5,589,378

		11,626,401
UNITED KINGDOM—16.36%
BG Group PLC	1,066,896	27,751,310
BP PLC	6,032,304	70,020,270
Royal Dutch Shell PLC Class A	1,136,160	46,647,088
Royal Dutch Shell PLC Class B	878,544	35,318,374

		179,737,042
UNITED STATES—53.03%
Anadarko Petroleum Corp.	151,488	11,337,362
Apache Corp.	107,424	14,931,936
Baker Hughes Inc.	101,088	8,829,026
BJ Services Co.	95,184	3,040,177
Cabot Oil & Gas Corp.	30,960	2,096,921
Cameron International Corp.(a)	70,128	3,881,585
Chesapeake Energy Corp.	153,792	10,144,120
Chevron Corp.	665,712	65,992,031
ConocoPhillips	497,088	46,920,136
CONSOL Energy Inc.	60,336	6,779,956
Devon Energy Corp.	144,144	17,320,343
El Paso Corp.	234,864	5,105,943
ENSCO International Inc.	47,376	3,825,138
EOG Resources Inc.	79,920	10,485,504
Exxon Mobil Corp.	1,700,928	149,902,786
Halliburton Co.	284,256	15,085,466
Hess Corp.	90,432	11,411,614
Marathon Oil Corp.	231,696	12,018,071
Massey Energy Co.	25,344	2,376,000
Murphy Oil Corp.	61,776	6,057,137
Nabors Industries Ltd.(a)	91,584	4,508,680
National Oilwell Varco Inc.(a)	134,064	11,894,158
Noble Corp.	86,112	5,593,835
Noble Energy Inc.	56,592	5,690,891
Occidental Petroleum Corp.	262,368	23,576,388
Peabody Energy Corp.	87,750	7,726,387
Range Resources Corp.	44,500	2,916,530
Rowan Companies Inc.	36,689	1,715,211
Schlumberger Ltd.	383,328	41,180,927
Smith International Inc.	65,376	5,435,361
Southwestern Energy Co.(a)	108,864	5,183,015
Spectra Energy Corp.	206,064	5,922,279
Tesoro Corp.	55,296	1,093,202
Transocean Inc.(a)	102,996	15,695,560
Valero Energy Corp.	174,672	7,192,993
Weatherford International Ltd.(a)	219,744	10,897,105
Williams Companies Inc. (The)	191,520	7,720,171
XTO Energy Inc.	164,016	11,236,736

		582,720,681

TOTAL COMMON STOCKS
(Cost: $806,314,039)		1,066,125,309

Security	Shares	Value

PREFERRED STOCKS—2.68%

BRAZIL—2.68%
Petroleo Brasileiro SA SP ADR	508,032	29,440,454

		29,440,454

TOTAL PREFERRED STOCKS
(Cost: $13,107,323)		29,440,454

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.83%

MONEY MARKET FUNDS—0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	1,712,807	1,712,807
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	7,454,812	7,454,812

		9,167,619

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,167,619)		9,167,619

TOTAL INVESTMENTS IN SECURITIES—100.54%
(Cost: $828,588,981)		1,104,733,382
Other Assets, Less Liabilities—(0.54)%		(5,929,684)

NET ASSETS—100.00%		$1,098,803,698

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—97.66%

AUSTRALIA—6.08%
AMP Ltd.	102,850	$660,303
ASX Ltd.	8,415	253,569
Australia and New Zealand Banking Group Ltd.	93,670	1,682,748
AXA Asia Pacific Holdings Ltd.	50,235	225,614
Babcock & Brown Ltd.	13,175	94,825
Commonwealth Bank of Australia	68,463	2,639,190
Goodman Group(a)	82,280	243,986
GPT Group	100,725	214,587
Insurance Australia Group Ltd.	108,035	359,755
Lend Lease Corp. Ltd.	19,890	182,285
Macquarie Group Ltd.(a)	14,280	666,553
Mirvac Group	55,760	158,390
National Australia Bank Ltd.	84,575	2,150,804
QBE Insurance Group Ltd.	47,005	1,010,427
St. George Bank Ltd.	29,665	771,768
Stockland Corp. Ltd.	73,185	378,550
Suncorp-Metway Ltd.	50,235	628,633
Westfield Group	90,440	1,412,953
Westpac Banking Corp.	95,370	1,830,436

		15,565,376
AUSTRIA—0.25%
Erste Bank der Oesterreichischen Sparkassen AG	10,206	635,806

		635,806
BELGIUM—1.66%
Dexia SA	40,894	654,614
Fortis	110,245	1,764,756
Groupe Bruxelles Lambert SA	4,637	552,393
KBC Group NV	11,475	1,275,143

		4,246,906
BRAZIL—0.31%
Unibanco—Uniao de Bancos Brasileiros SA Units GDR	6,213	788,616

		788,616
CANADA—6.00%
Bank of Montreal	25,585	1,071,768
Bank of Nova Scotia	51,000	2,346,035
Brookfield Asset Management Inc. Class A	26,520	865,223
Canadian Imperial Bank of Commerce	19,975	1,104,527
Manulife Financial Corp.	77,945	2,739,657
National Bank of Canada	7,650	381,840
Royal Bank of Canada	65,875	2,975,754
Sun Life Financial Inc.	29,920	1,237,144
Toronto-Dominion Bank (The)	41,700	2,640,801

		15,362,749

CHILE—0.10%
Banco de Chile ADR	2,165	96,559
Banco Santander Chile SA ADR	3,995	171,825

		268,384
CHINA—1.72%
China Construction Bank Class H	1,785,000	1,437,624
China Life Insurance Co. Ltd. Class H	364,000	1,274,417
Industrial and Commercial Bank of China Class H	2,465,000	1,684,968

		4,397,009
DENMARK—0.28%
Danske Bank A/S	25,075	725,744

		725,744
FINLAND—0.17%
Sampo OYJ Class A	17,425	440,636

		440,636
FRANCE—4.49%
AXA	91,205	2,710,145
BNP Paribas	46,410	4,207,398
Credit Agricole SA	46,171	944,227
Societe Generale	30,175	2,628,609
Unibail-Rodamco	4,335	1,003,465

		11,493,844
GERMANY—4.23%
Allianz SE Registered	23,460	4,136,093
Commerzbank AG	34,850	1,034,465
Deutsche Bank AG Registered	27,370	2,365,286
Deutsche Boerse AG	10,285	1,161,703
Hypo Real Estate Holding AG(a)	2,850	80,287
Hypo Real Estate Holding AG New(b)	4,483	146,985
Muenchener Rueckversicherungs-Gesellschaft AG Registered	10,880	1,907,217

		10,832,036
GREECE—0.68%
National Bank of Greece SA ADR	193,930	1,731,795

		1,731,795
HONG KONG—1.79%
BOC Hong Kong (Holdings) Ltd.	170,000	450,211
Cheung Kong (Holdings) Ltd.	85,000	1,145,695
Hang Seng Bank Ltd.	34,000	717,286
Hong Kong Exchanges and Clearing Ltd.(a)	46,500	679,838
Sun Hung Kai Properties Ltd.	85,000	1,153,326
Swire Pacific Ltd. Class A	42,500	434,677

		4,581,033
IRELAND—0.62%
Allied Irish Banks PLC	47,454	734,951
Anglo Irish Bank Corp. PLC	40,375	378,496
Bank of Ireland	55,165	480,033

		1,593,480
ITALY—4.72%
Alleanza Assicurazioni SpA	24,493	266,078
Assicurazioni Generali SpA	61,285	2,353,108
Banca Monte dei Paschi di Siena SpA	142,100	402,770
Banca Popolare di Milano Scrl	25,160	236,259
Banco Popolare SpA	33,065	587,638

Intesa Sanpaolo SpA	501,500	2,866,227
Mediobanca SpA	22,355	380,391
Mediolanum SpA	18,126	75,466
UniCredito SpA	676,940	4,146,224
Unione di Banche Italiane ScpA	32,470	761,744

		12,075,905
JAPAN—8.12%
Credit Saison Co. Ltd.	10,000	210,367
Daiwa House Industry Co. Ltd.	28,000	263,610
Daiwa Securities Group Inc.	85,000	782,605
Millea Holdings Inc.	42,500	1,659,827
Mitsubishi Estate Co. Ltd.	53,000	1,214,943
Mitsubishi UFJ Financial Group Inc.	493,000	4,376,331
Mitsui Fudosan Co. Ltd.	33,000	706,665
Mitsui Sumitomo Insurance Group Holdings Inc.(c)	17,000	586,953
Mizuho Financial Group Inc.	595	2,784,020
Nipponkoa Insurance Co. Ltd.	16,000	139,012
Nomura Holdings Inc.	102,000	1,513,570
ORIX Corp.	5,100	730,805
Promise Co. Ltd.	5,400	151,295
Shinsei Bank Ltd.	85,000	291,873
Sompo Japan Insurance Inc.	38,000	357,757
Sumitomo Mitsui Financial Group Inc.	425	3,203,387
Sumitomo Realty & Development Co. Ltd.	17,000	338,380
Sumitomo Trust and Banking Co. Ltd. (The)	85,000	594,972
T&D Holdings Inc.	12,750	785,411
Takefuji Corp.	6,800	94,746

		20,786,529
NETHERLANDS—1.78%
Aegon NV	65,790	872,053
ING Groep NV	115,005	3,670,128

		4,542,181
NORWAY—0.18%
DnB NOR ASA	35,812	455,608

		455,608
PORTUGAL—0.31%
Banco Comercial Portugues SA Registered	257,261	557,325
Banco Espirito Santo SA Registered	14,755	230,380

		787,705
SINGAPORE—1.12%
DBS Group Holdings Ltd.	85,000	1,179,921
Oversea-Chinese Banking Corp.	85,000	511,132
United Overseas Bank Ltd.	85,000	1,164,906

		2,855,959
SOUTH KOREA—0.65%
Kookmin Bank SP ADR	28,443	1,664,200

		1,664,200
SPAIN—4.38%
Banco Bilbao Vizcaya Argentaria SA	192,780	3,696,449
Banco Popular Espanol SA(a)	64,090	887,588
Banco Sabadell SA	62,815	531,459
Banco Santander SA	320,195	5,887,319
Bankinter SA(a)	18,700	213,016

		11,215,831

SWEDEN—1.36%
Investor AB Class B	24,225	512,461
Nordea Bank AB	107,355	1,483,073
Skandinaviska Enskilda Banken AB Class A	27,115	504,855
Svenska Handelsbanken AB Class A	23,375	557,625
Swedbank AB Class A	21,165	409,905

		3,467,919
SWITZERLAND—4.02%
Baloise Holding Registered	2,720	287,328
Credit Suisse Group AG Registered	50,660	2,332,568
Julius Baer Holding AG Registered	11,560	783,075
Swiss Life Holding Registered(c)	1,870	501,188
Swiss Reinsurance Co. Registered	19,125	1,277,691
UBS AG Registered(c)	151,772	3,194,573
Zurich Financial Services AG Registered	7,395	1,898,481

		10,274,904
UNITED KINGDOM—10.81%
Alliance & Leicester PLC	24,395	143,222
Aviva PLC	137,445	1,370,416
Barclays PLC(d)	336,940	1,954,686
British Land Co. PLC	26,860	378,732
Friends Provident PLC	127,840	260,018
Hammerson PLC	16,065	285,348
HBOS PLC	192,865	1,059,372
HSBC Holdings PLC	609,280	9,406,423
Land Securities Group PLC	24,055	589,796
Legal & General Group PLC	327,420	652,918
Lloyds TSB Group PLC	294,950	1,824,086
London Stock Exchange Group PLC	12,580	195,281
Man Group PLC	89,930	1,116,799
Old Mutual PLC	285,515	527,306
Provident Financial PLC	7,650	121,036
Prudential PLC	129,880	1,377,702
Royal Bank of Scotland Group PLC	826,269	3,535,458
Schroders PLC	7,140	129,876
SEGRO PLC	23,680	185,444
Standard Chartered PLC	61,625	1,753,795
Standard Life PLC	115,090	480,425
3i Group PLC	19,380	318,197

		27,666,336
UNITED STATES—31.83%
ACE Ltd.	17,170	945,895
Aflac Inc.	24,480	1,537,344
Allstate Corp. (The)	28,645	1,305,926
American Capital Strategies Ltd.(a)	10,115	240,434
American Express Co.	58,669	2,210,061
American International Group Inc.	139,060	3,679,528
Ameriprise Financial Inc.	11,730	477,059
Aon Corp.	15,895	730,216
Apartment Investment and Management Co. Class A	5,029	171,288
Assurant Inc.	5,270	347,609
AvalonBay Communities Inc.(a)	4,080	363,773
Bank of America Corp.	227,460	5,429,470
Bank of New York Mellon Corp. (The)	58,310	2,205,867
BB&T Corp.	28,135	640,634
Boston Properties Inc.	5,865	529,140
Capital One Financial Corp.	19,465	739,865
CB Richard Ellis Group Inc. Class A(c)	9,860	189,312
Charles Schwab Corp. (The)	48,365	993,417
Chubb Corp.	18,700	916,487
Cincinnati Financial Corp.	8,840	224,536

CIT Group Inc.	16,235	110,560
Citigroup Inc.	267,835	4,488,915
CME Group Inc.	2,805	1,074,848
Comerica Inc.	7,905	202,605
Developers Diversified Realty Corp.	6,460	224,227
Discover Financial Services LLC	25,075	330,238
E*TRADE Financial Corp.(a)(c)	27,115	85,141
Equity Residential	13,515	517,219
Federal Home Loan Mortgage Corp.	34,210	561,044
Federal National Mortgage Association	55,505	1,082,903
Federated Investors Inc. Class B	4,505	155,062
Fifth Third Bancorp	27,540	280,357
Franklin Resources Inc.	7,905	724,493
General Growth Properties Inc.	14,110	494,273
Genworth Financial Inc. Class A	23,205	413,281
Goldman Sachs Group Inc. (The)	20,315	3,553,093
Hartford Financial Services Group Inc. (The)	16,150	1,042,806
HCP Inc.	11,815	375,835
Host Hotels & Resorts Inc.	26,180	357,357
Hudson City Bancorp Inc.	25,075	418,251
Huntington Bancshares Inc.	19,550	112,804
IntercontinentalExchange Inc.(c)	3,740	426,360
Janus Capital Group Inc.	8,160	215,995
JPMorgan Chase & Co.	176,138	6,043,295
KeyCorp	21,760	238,925
Kimco Realty Corp.	13,005	448,933
Legg Mason Inc.	7,225	314,793
Lehman Brothers Holdings Inc.	34,170	676,908
Leucadia National Corp.	8,415	395,000
Lincoln National Corp.	13,770	624,056
Loews Corp.	19,125	896,963
M&T Bank Corp.	4,080	287,803
Marsh & McLennan Companies Inc.	27,200	722,160
Marshall & Ilsley Corp.	13,855	212,397
MBIA Inc.(a)	14,025	61,570
Merrill Lynch & Co. Inc.	51,243	1,624,916
MetLife Inc.	36,550	1,928,744
MGIC Investment Corp.	8,436	51,544
Moody’s Corp.	10,965	377,635
Morgan Stanley	56,610	2,041,923
National City Corp.(a)	34,680	165,424
Northern Trust Corp.	9,690	664,443
NYSE Euronext Inc.	13,940	706,200
Plum Creek Timber Co. Inc.	8,840	377,556
PNC Financial Services Group Inc. (The)	17,340	990,114
Principal Financial Group Inc.	13,770	577,927
Progressive Corp. (The)	36,295	679,442
ProLogis	13,260	720,681
Prudential Financial Inc.	22,950	1,371,033
Public Storage	6,545	528,771
Regions Financial Corp.	35,955	392,269
Safeco Corp.	5,015	336,807
Simon Property Group Inc.	11,645	1,046,769
SLM Corp.(c)	24,735	478,622
Sovereign Bancorp Inc.	27,115	199,566
State Street Corp.	20,315	1,299,957
SunTrust Banks Inc.	17,425	631,134
T. Rowe Price Group Inc.	13,005	734,392
Torchmark Corp.	4,845	284,159
Travelers Companies Inc. (The)	31,365	1,361,241
U.S. Bancorp	88,230	2,460,735
Unum Group	18,700	382,415
Vornado Realty Trust	6,800	598,400
Wachovia Corp.	108,545	1,685,704

Washington Mutual Inc.	57,205	282,021
Wells Fargo & Co.	169,405	4,023,369
XL Capital Ltd. Class A	9,860	202,722
Zions Bancorporation	5,780	182,012

		81,436,978

TOTAL COMMON STOCKS
(Cost: $317,210,272)		249,893,469

Security	Shares	Value

PREFERRED STOCKS—1.18%

BRAZIL—1.18%
Banco Bradesco SA SP ADR	79,645	1,629,536
Banco Itau Holding Financiera SA ADR	67,838	1,377,790

		3,007,326

TOTAL PREFERRED STOCKS
(Cost: $1,999,310)		3,007,326

Security	Shares	Value

RIGHTS—0.01%

UNITED KINGDOM—0.01%
Barclays PLC(b)(d)	72,201	13,650
HBOS PLC(c)	77,146	16,505

		30,155

TOTAL RIGHTS
(Cost: $0)		30,155

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.13%

MONEY MARKET FUNDS—1.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	424,076	424,076
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	2,476,947	2,476,947

		2,901,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,901,023)		2,901,023

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $322,110,605)		255,831,973
Other Assets, Less Liabilities—0.02%		57,877

NET ASSETS—100.00%		$255,889,850

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.72%

AUSTRALIA—0.90%
CSL Ltd.	145,555	$4,986,642

		4,986,642
BELGIUM—0.21%
AGFA-Gevaert NV(a)	30,530	198,419
UCB SA	26,363	976,309

		1,174,728
CANADA—0.15%
Biovail Corp.	33,110	324,067
MDS Inc.(a)	29,357	479,469

		803,536
DENMARK—1.45%
Novo Nordisk A/S Class B	122,980	8,054,125

		8,054,125
FRANCE—3.65%
Essilor International SA	51,170	3,131,315
Sanofi-Aventis	258,000	17,247,451

		20,378,766
GERMANY—3.86%
Bayer AG	196,725	16,569,931
Fresenius Medical Care AG & Co. KGaA	45,710	2,521,364
Merck KGaA	17,200	2,446,810

		21,538,105
IRELAND—0.78%
Elan Corp. PLC(a)	125,560	4,371,956

		4,371,956
JAPAN—4.28%
Astellas Pharma Inc.	113,035	4,798,429
Daiichi Sankyo Co. Ltd.	172,093	4,748,569
Eisai Co. Ltd.	64,600	2,285,270
Taisho Pharmaceutical Co. Ltd.	59,000	1,095,901
Takeda Pharmaceutical Co. Ltd.	172,000	8,761,851
Terumo Corp.	43,000	2,198,576

		23,888,596
SWITZERLAND—13.28%
Nobel Biocare Holding AG Registered	35,523	1,163,408
Novartis AG Registered	681,550	37,637,137
Roche Holding AG Bearer	12,759	2,547,792
Roche Holding AG Genusschein	181,245	32,740,114

		74,088,451

UNITED KINGDOM—9.22%
AstraZeneca PLC	376,035	16,030,001
GlaxoSmithKline PLC	1,377,290	30,507,482
Shire Ltd.	144,265	2,364,342
Smith & Nephew PLC	227,898	2,512,674

		51,414,499
UNITED STATES—61.94%
Abbott Laboratories	399,255	21,148,537
Aetna Inc.	124,915	5,062,805
Allergan Inc.	79,550	4,140,578
AmerisourceBergen Corp.	42,355	1,693,776
Amgen Inc.(a)	281,943	13,296,432
Applied Biosystems Group	43,430	1,454,036
Barr Pharmaceuticals Inc.(a)	27,950	1,259,986
Baxter International Inc.	165,335	10,571,520
Becton, Dickinson and Co.	63,168	5,135,558
Biogen Idec Inc.(a)	75,465	4,217,739
Boston Scientific Corp.(a)	347,656	4,272,692
Bristol-Myers Squibb Co.	513,420	10,540,513
C.R. Bard Inc.	26,015	2,288,019
Cardinal Health Inc.	92,321	4,761,917
Celgene Corp.(a)	115,885	7,401,575
CIGNA Corp.	72,455	2,564,182
Coventry Health Care Inc.(a)	38,915	1,183,794
Covidien Ltd.	133,033	6,370,950
Eli Lilly and Co.	256,280	11,829,885
Express Scripts Inc.(a)	64,715	4,058,925
Forest Laboratories Inc.(a)	78,905	2,741,160
Genzyme Corp.(a)	69,015	4,970,460
Gilead Sciences Inc.(a)	248,110	13,137,425
Hospira Inc.(a)	41,169	1,651,289
Humana Inc.(a)	43,430	1,727,211
IMS Health Inc.	47,515	1,107,100
Intuitive Surgical Inc.(a)	9,903	2,667,868
Johnson & Johnson	729,495	46,935,708
King Pharmaceuticals Inc.(a)	64,930	679,817
Laboratory Corp. of America Holdings(a)	29,106	2,026,651
McKesson Corp.	71,810	4,014,897
Medco Health Solutions Inc.(a)	131,580	6,210,576
Medtronic Inc.	290,680	15,042,690
Merck & Co. Inc.	555,560	20,939,056
Millipore Corp.(a)	14,190	962,933
Mylan Inc.(a)	79,120	954,978
Patterson Companies Inc.(a)	33,509	984,830
PerkinElmer Inc.	31,303	871,789
Pfizer Inc.	1,753,110	30,626,832
Quest Diagnostics Inc.	40,850	1,980,000
Schering-Plough Corp.	419,287	8,255,761
St. Jude Medical Inc.(a)	87,709	3,585,544
Stryker Corp.	61,705	3,880,010
Tenet Healthcare Corp.(a)	121,454	675,284
Thermo Fisher Scientific Inc.(a)	108,360	6,038,903
UnitedHealth Group Inc.	317,555	8,335,819
Varian Medical Systems Inc.(a)	32,465	1,683,310
Waters Corp.(a)	25,800	1,664,100

Watson Pharmaceuticals Inc.(a)	27,364	743,480
WellPoint Inc.(a)	135,899	6,476,946
Wyeth	345,505	16,570,420
Zimmer Holdings Inc.(a)	59,770	4,067,349

		345,463,615

TOTAL COMMON STOCKS
(Cost: $598,638,436)		556,163,019

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(b)(c)	452,373	452,373

		452,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $452,373)		452,373

TOTAL INVESTMENTS IN SECURITIES—99.80%
(Cost: $599,090,809)		556,615,392
Other Assets, Less Liabilities—0.20%		1,109,628

NET ASSETS — 100.00%		$557,725,020

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.53%

AUSTRALIA—1.74%
Brambles Ltd.	91,638	$767,720
Leighton Holdings Ltd.	8,876	433,133
Macquarie Airports	109,782	217,026
Macquarie Infrastructure Group	142,236	316,673
Qantas Airways Ltd.	117,450	342,641
Toll Holdings Ltd.	39,366	227,421
Transurban Group	69,876	283,649

		2,588,263
BRAZIL—0.12%
Empresa Brasileira de Aeronautica SA ADR	6,534	173,151

		173,151
CANADA—2.03%
Bombardier Inc. Class B(a)	86,562	632,226
Canadian National Railway Co.	27,270	1,316,529
Canadian Pacific Railway Ltd.	8,950	597,225
Groupe Aeroplan Inc.	108	1,836
Jazz Air Income Fund(b)	133	742
SNC-Lavalin Group Inc.	8,694	480,053

		3,028,611
CHINA—0.53%
China Communications Construction Co. Ltd. Class H	270,000	461,920
China COSCO Holdings Co. Ltd. Class H	135,000	329,646

		791,566
DENMARK—1.42%
A.P. Moller - Maersk A/S Class B	57	698,434
Vestas Wind Systems A/S(a)	10,854	1,421,686

		2,120,120
FINLAND—0.54%
Kone OYJ Class B	12,204	429,554
Metso OYJ	8,262	377,108

		806,662
FRANCE—6.03%
Air France-KLM	6,588	158,187
ALSTOM	6,048	1,397,608

Bouygues SA	15,423	1,024,476
Compagnie de Saint-Gobain	16,362	1,024,463
European Aeronautic Defence and Space Co.	26,943	511,099
Safran SA	11,016	213,829
Schneider Electric SA	14,473	1,564,509
Thales SA	5,292	301,829
Vallourec SA	3,186	1,118,942
Vinci SA	27,216	1,672,327

		8,987,269
GERMANY—5.40%
Deutsche Lufthansa AG Registered	11,124	240,112
Deutsche Post AG Registered	48,222	1,261,204
MAN AG	6,198	688,548
Siemens AG Registered	52,758	5,861,825

		8,051,689
HONG KONG—0.76%
Hutchison Whampoa Ltd.	113,000	1,139,065

		1,139,065
ITALY—0.66%
Atlantia SpA	17,500	530,212
Finmeccanica SpA	17,388	456,960

		987,172
JAPAN—16.84%
All Nippon Airways Co. Ltd.(c)	108,000	404,471
Asahi Glass Co. Ltd.	54,000	654,082
Central Japan Railway Co.	108	1,192,019
Dai Nippon Printing Co. Ltd.	8,000	118,108
Daikin Industries Ltd.	16,200	819,131
East Japan Railway Co.	216	1,762,558
Fanuc Ltd.	10,800	1,056,516
Fujikura Ltd.	30,000	130,749
Furukawa Electric Co. Ltd. (The)	54,000	234,838
ITOCHU Corp.	108,000	1,152,285
Japan Airlines Corp.(a)(c)	108,000	227,197
JS Group Corp.	10,800	171,875
Kajima Corp.	54,000	188,991
Kawasaki Heavy Industries Ltd.	108,000	288,326
Kintetsu Corp.	54,000	169,633
Komatsu Ltd.	48,600	1,357,068
Kubota Corp.	55,000	395,878
Marubeni Corp.	108,000	903,693
Matsushita Electric Works Ltd.	3,000	30,649
Mitsubishi Corp.	81,600	2,694,212
Mitsubishi Electric Corp.	108,000	1,166,549
Mitsubishi Heavy Industries Ltd.	216,000	1,031,046
Mitsui & Co. Ltd.	108,000	2,389,133
Mitsui O.S.K. Lines Ltd.	61,000	870,648
NGK Insulators Ltd.	12,000	233,763
Nippon Express Co. Ltd.	54,000	259,290
Nippon Yusen Kabushiki Kaisha	55,000	529,739
NSK Ltd.	17,000	148,984

Obayashi Corp.	54,000	245,026
Odakyu Electric Railway Co. Ltd.	54,000	351,493
Secom Co. Ltd.	10,800	525,711
Shimizu Corp.	54,000	256,233
SMC Corp.	5,400	592,444
Sumitomo Corp.	64,800	852,752
Sumitomo Electric Industries Ltd.	43,200	549,348
Taisei Corp.	54,000	128,881
Tokyu Corp.	54,000	280,685
Toppan Printing Co. Ltd.	8,000	88,222
TOTO Ltd.(c)	7,000	49,394
West Japan Railway Co.	108	530,805
Yamato Holdings Co. Ltd.	6,000	83,883

		25,116,308
MEXICO—0.32%
Alfa SAB de CV Series A	27,000	193,202
Grupo Carso SA de CV Series A1	59,400	278,560

		471,762
NETHERLANDS—2.19%
Corporate Express NV	10,908	157,597
Koninklijke Philips Electronics NV	62,478	2,127,228
Randstad Holding NV	7,128	249,318
TNT NV	21,330	729,933

		3,264,076
NORWAY—0.58%
Orkla ASA	49,032	629,572
Renewable Energy Corp. ASA(a)	9,162	237,439

		867,011
PORTUGAL—0.12%
BRISA - Auto-estradas de Portugal SA	14,803	171,190

		171,190
SINGAPORE—0.78%
Keppel Corp. Ltd.	69,000	565,753
Singapore Airlines Ltd.(c)	54,667	591,473

		1,157,226
SPAIN—1.41%
Abertis Infraestructuras SA	22,359	530,882
Acciona SA	1,566	372,194
Actividades de Construcciones y Servicios SA	14,634	735,736
Grupo Ferrovial SA	4,212	260,936
Sacyr Vallehermoso SA(c)	6,858	210,052

		2,109,800
SWEDEN—2.83%
Assa Abloy AB Class B	19,008	275,703
Atlas Copco AB Class A	37,530	553,715
Sandvik AB	62,856	862,065
Scania AB Class B	22,950	314,757
Securitas AB Class B	19,332	224,964

Skanska AB Class B	21,924	315,264
SKF AB Class B	26,568	417,378
Volvo AB Class A	34,236	405,515
Volvo AB Class B	69,415	853,934

		4,223,295
SWITZERLAND—2.81%
ABB Ltd. Registered(a)	133,596	3,811,408
Adecco SA Registered	7,722	384,356

		4,195,764
UNITED KINGDOM—4.32%
BAE Systems PLC	200,232	1,763,326
BBA Aviation PLC	21,708	54,759
British Airways PLC	33,534	143,653
Bunzl PLC	22,464	292,606
Capita Group PLC	32,616	446,261
Cobham PLC	61,020	240,206
Cookson Group PLC	12,960	161,847
Experian Group Ltd.	58,320	433,795
FirstGroup PLC	24,300	251,475
G4S PLC	68,526	276,163
Hays PLC	84,402	152,015
IMI PLC	26,622	231,265
Invensys PLC(a)	51,030	264,557
Rentokil Initial PLC	90,396	178,552
Rolls-Royce Group PLC(a)	105,408	716,391
Smiths Group PLC	17,874	386,311
Tomkins PLC	49,302	148,159
Wolseley PLC	40,014	299,821

		6,441,162
UNITED STATES—48.10%
Allied Waste Industries Inc.(a)	19,116	241,244
Avery Dennison Corp.	5,832	256,200
Boeing Co. (The)	43,578	2,863,946
Burlington Northern Santa Fe Corp.	16,632	1,661,370
C.H. Robinson Worldwide Inc.	10,044	550,813
Caterpillar Inc.	36,039	2,660,399
Cintas Corp.	7,560	200,416
Cooper Industries Ltd.	11,183	441,728
CSX Corp.	22,950	1,441,489
Cummins Inc.	12,150	796,068
Danaher Corp.	14,634	1,131,208
Deere & Co.	25,272	1,822,869
Dover Corp.	12,042	582,472
Eaton Corp.	9,679	822,425
Emerson Electric Co.	46,170	2,283,106
Equifax Inc.	7,527	253,058
Expeditors International Washington Inc.	12,204	524,772
FedEx Corp.	17,658	1,391,274
Fluor Corp.	5,076	944,542
General Dynamics Corp.	22,518	1,896,016
General Electric Co.	573,264	15,300,416
Goodrich Corp.	7,236	343,421

Honeywell International Inc.	42,498	2,136,799
Illinois Tool Works Inc.	24,084	1,144,231
Ingersoll-Rand Co. Ltd. Class A	16,695	624,894
ITT Industries Inc.	10,800	683,964
Jacobs Engineering Group Inc.(a)	7,074	570,872
L-3 Communications Holdings Inc.	7,182	652,628
Lockheed Martin Corp.	19,494	1,923,278
Manitowoc Co. Inc. (The)	8,208	267,006
Masco Corp.	19,710	310,038
Monster Worldwide Inc.(a)(c)	7,776	160,263
Norfolk Southern Corp.	21,729	1,361,756
Northrop Grumman Corp.	18,468	1,235,509
PACCAR Inc.	22,439	938,623
Pall Corp.	7,722	306,409
Parker Hannifin Corp.	10,206	727,892
Pitney Bowes Inc.	9,126	311,197
Precision Castparts Corp.	7,938	764,985
R.R. Donnelley & Sons Co.	12,528	371,956
Raytheon Co.	24,408	1,373,682
Robert Half International Inc.	9,427	225,965
Rockwell Automation Inc.	9,504	415,610
Rockwell Collins Inc.	9,558	458,402
Ryder System Inc.	2,883	198,581
Southwest Airlines Co.	40,824	532,345
Terex Corp.(a)	6,212	319,110
Textron Inc.	14,310	685,878
3M Co.	40,770	2,837,184
Tyco International Ltd.	28,242	1,130,810
Union Pacific Corp.	29,268	2,209,734
United Parcel Service Inc. Class B	58,482	3,594,889
United Technologies Corp.	55,512	3,425,090
W.W. Grainger Inc.	4,401	360,002
Waste Management Inc.	28,296	1,067,042

		71,735,876

TOTAL COMMON STOCKS
(Cost: $177,567,766)		148,427,038

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.78%

MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58% (d)(e)	30,034	30,034
BGI Cash Premier Fund LLC
2.63% (d)(e)(f)	1,138,082	1,138,082

		1,168,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,168,116)		1,168,116

TOTAL INVESTMENTS IN SECURITIES—100.31%
(Cost: $178,735,882)	149,595,154
Other Assets, Less Liabilities—(0.31)%	(462,079)

NET ASSETS—100.00%	$149,133,075

ADR  -  American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.84%

AUSTRALIA—6.50%
ConnectEast Group	617,838	$509,901
Macquarie Airports	800,904	1,583,290
Macquarie Infrastructure Group	1,303,302	2,901,656
Transurban Group	606,398	2,461,563

		7,456,410
AUSTRIA—0.46%
Flughafen Wien AG	5,460	521,312

		521,312
BRAZIL—0.51%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	3,120	159,619
CPFL Energia SA ADR	1,404	95,977
Ultrapar Participacoes SA SP ADR	8,684	330,253

		585,849
CANADA—8.45%
Enbridge Inc.	96,902	4,208,272
Pembina Pipeline Income Fund	16,647	293,872
TransCanada Corp.	133,432	5,194,977

		9,697,121
CHILE—0.20%
Enersis SA SP ADR	14,638	228,060

		228,060
CHINA—5.08%
Beijing Capital International Airport Co. Ltd. Class H	1,006,000	837,317
China Merchants Holdings (International) Co. Ltd.	520,000	2,010,657
COSCO Pacific Ltd.	676,000	1,107,962
Dalian Port (PDA) Co. Ltd. Class H	728,000	406,133
Guangdong Investment Ltd.	156,000	63,221
Jiangsu Expressway Co. Ltd. Class H	780,000	639,209
Zhejiang Expressway Co. Ltd. Class H	988,000	761,516

		5,826,015
DENMARK—0.25%
A/S Dampskibsselskabet TORM	8,268	291,702

		291,702
FRANCE—7.97%
Aeroports de Paris	13,494	1,263,723
Electricite de France	12,610	1,198,816
Societe des Autoroutes Paris-Rhin-Rhone	10,946	1,039,587
Suez SA	68,042	4,635,482
Veolia Environnement	17,966	1,008,555

		9,146,163

GERMANY—9.42%
E.ON AG	29,562	5,968,767
Fraport AG	21,710	1,474,244
RWE AG	26,598	3,362,157

		10,805,168
ITALY—6.15%
Atlantia SpA	149,589	4,532,222
Autostrada Torino-Milano SpA	21,121	365,716
Enel SpA	226,044	2,151,107

		7,049,045
JAPAN—5.37%
Chubu Electric Power Co. Inc.	33,800	825,829
Japan Airport Terminal Co. Ltd.	49,400	778,246
Kamigumi Co. Ltd.	156,000	1,181,718
Kansai Electric Power Co. Inc. (The)	39,000	914,249
Mitsubishi Logistics Corp.	78,000	855,016
Tokyo Electric Power Co. Inc. (The)	62,400	1,607,019

		6,162,077
MEXICO—0.56%
Grupo Aeroportuario del Sureste SA de CV Series B ADR	12,506	644,059

		644,059
NETHERLANDS—1.79%
Royal Vopak NV	18,317	1,242,395
Smit Internationale NV	8,279	808,727

		2,051,122
NEW ZEALAND—0.69%
Auckland International Airport Ltd.	529,490	785,840

		785,840
NORWAY—0.89%
Frontline Ltd.	14,463	1,016,551

		1,016,551
PORTUGAL—1.74%
BRISA - Auto-estradas de Portugal SA	172,042	1,989,586

		1,989,586
SOUTH KOREA—0.36%
Korea Electric Power Corp. SP ADR	28,444	413,291

		413,291
SPAIN—7.61%
Abertis Infraestructuras SA	172,819	4,103,335
Cintra Concesiones de Infraestructuras de Transporte SA(a)	100,622	1,128,769
Iberdrola SA	261,118	3,501,052

		8,733,156
SWITZERLAND—0.65%
Flughafen Zurich AG Registered	2,054	749,127

		749,127
UNITED KINGDOM—5.21%
BBA Aviation PLC	244,920	617,814
Centrica PLC	215,358	1,329,715
Forth Ports PLC	23,920	825,936

National Grid PLC	145,392	1,911,169
Scottish & Southern Energy PLC	46,202	1,290,043

		5,974,677
UNITED STATES—28.98%
American Electric Power Co. Inc.	22,152	891,175
Crosstex Energy Inc.	10,686	370,377
Dominion Resources Inc.	37,440	1,778,026
Duke Energy Corp.	67,548	1,173,984
El Paso Corp.	188,526	4,098,555
Entergy Corp.	10,686	1,287,449
Exelon Corp.	36,062	3,244,138
FirstEnergy Corp.	16,848	1,387,096
FPL Group Inc.	20,670	1,355,539
General Maritime Corp.	9,282	241,146
Kinder Morgan Inc.(b)	135,847	14
Kinder Morgan Management LLC(c)	15,811	851,422
Nordic American Tanker Shipping Ltd.	8,897	345,382
PG&E Corp.	20,410	810,073
PPL Corp.	21,320	1,114,396
Public Service Enterprise Group Inc.	27,534	1,264,637
Ship Finance International Ltd.	10,894	321,700
Southern Co. (The)	40,638	1,419,079
Spectra Energy Corp.	163,098	4,687,436
Teekay Corp.	12,428	561,497
Williams Companies Inc. (The)	149,786	6,037,874

		33,240,995

TOTAL COMMON STOCKS
(Cost: $119,835,440)		113,367,326

Security	Shares	Value

PREFERRED STOCKS—0.32%

BRAZIL—0.32%
Companhia Energetica de Minas Gerais SP ADR	14,820	363,831

		363,831

TOTAL PREFERRED STOCKS
(Cost: $300,493)		363,831

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	56,372	56,372
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	134,821	134,821

		191,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,193)		191,193

TOTAL INVESTMENTS IN SECURITIES—99.32%
(Cost: $120,327,126)	113,922,350
Other Assets, Less Liabilities—0.68%	779,221

NET ASSETS—100.00%	$114,701,571

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—96.27%

AUSTRALIA—11.39%
Alumina Ltd.	376,418	$1,712,228
Amcor Ltd.	298,977	1,448,912
BHP Billiton Ltd.	1,022,511	42,880,742
BlueScope Steel Ltd.	216,867	2,360,040
Fortescue Metals Group Ltd.(a)	393,645	4,495,361
Lihir Gold Ltd.(a)	685,538	2,164,414
Newcrest Mining Ltd.	138,943	3,906,764
Orica Ltd.	108,031	3,037,588
Oxiana Ltd.	979,202	2,471,388
Rio Tinto Ltd.	86,779	11,284,097

		75,761,534
AUSTRIA—0.41%
voestalpine AG	33,364	2,741,351

		2,741,351
BELGIUM—0.67%
Solvay SA	20,608	2,697,844
Umicore	36,225	1,792,133

		4,489,977
BRAZIL—3.27%
Companhia Siderurgica Nacional SP ADR	140,565	6,242,492
Companhia Vale do Rio Doce ADR	433,090	15,513,284

		21,755,776
CANADA—11.12%
Agnico-Eagle Mines Ltd.	42,665	3,216,644
Agrium Inc.	47,656	5,164,632
Barrick Gold Corp.	264,201	12,137,804
First Quantum Minerals Ltd.	19,964	1,384,325
Fording Canadian Coal Trust	36,225	3,481,285
Goldcorp Inc.	214,613	9,944,268
Inmet Mining Corp.	13,685	912,918
Kinross Gold Corp.	185,568	4,408,052
Lundin Mining Corp.(a)	109,158	669,226
NOVA Chemicals Corp.	35,443	876,861
Potash Corp. of Saskatchewan Inc.	93,702	21,849,177
Teck Cominco Ltd. Class B	132,986	6,445,145
Yamana Gold Inc.	207,594	3,470,301

		73,960,638
CHILE—0.67%
Sociedad Quimica y Minera de Chile SA SP ADR	95,821	4,465,259

		4,465,259
DENMARK—0.21%
Novozymes A/S Class B	15,134	1,368,421

		1,368,421

FINLAND—0.63%
Stora Enso OYJ Class R	190,715	1,790,867
UPM-Kymmene OYJ	145,866	2,390,119

		4,180,986
FRANCE—2.77%
Lafarge SA	52,003	7,979,487
L’Air Liquide SA	79,059	10,446,965

		18,426,452
GERMANY—5.38%
ALTANA AG	39,123	674,961
BASF SE	296,240	20,452,588
Linde AG	39,650	5,578,621
Salzgitter AG	11,914	2,184,956
ThyssenKrupp AG	110,152	6,921,173

		35,812,299
IRELAND—0.73%
CRH PLC	164,059	4,833,635

		4,833,635
JAPAN—8.11%
Asahi Kasei Corp.	483,000	2,533,352
JFE Holdings Inc.	149,100	7,524,975
JSR Corp.	66,900	1,331,626
Kobe Steel Ltd.	644,000	1,846,856
Kuraray Co. Ltd.	93,500	1,116,655
Mitsubishi Chemical Holdings Corp.	322,000	1,877,232
Mitsubishi Materials Corp.	322,000	1,379,067
Mitsui Chemicals Inc.	198,000	976,879
Mitsui Mining & Smelting Co. Ltd.	161,000	475,383
Nippon Paper Group Inc.	329	900,052
Nippon Steel Corp.	1,610,000	8,733,079
Nitto Denko Corp.	49,000	1,885,949
Oji Paper Co. Ltd.	189,000	889,685
Shin-Etsu Chemical Co. Ltd.	128,800	7,994,944
Sumitomo Chemical Co. Ltd.	483,000	3,048,224
Sumitomo Metal Industries Ltd.	1,127,000	4,964,945
Sumitomo Metal Mining Co. Ltd.	168,000	2,580,105
Teijin Ltd.	324,000	1,112,551
Toray Industries Inc.(b)	355,000	1,905,523
Toyo Seikan Kaisha Ltd.	49,500	875,081

		53,952,163
MEXICO—1.00%
Cemex SAB de CV Series CPO(a)	2,688,749	6,662,017

		6,662,017
NETHERLANDS—5.11%
Akzo Nobel NV	90,804	6,246,272
ArcelorMittal	242,949	24,038,477
Koninklijke DSM NV	62,799	3,697,499

		33,982,248
NORWAY—1.20%
Norsk Hydro ASA	207,046	3,024,320
Yara International ASA	56,189	4,975,260

		7,999,580
PORTUGAL—0.12%
CIMPOR - Cimentos de Portugal SGPS SA	120,452	812,251

		812,251

SOUTH KOREA—1.77%
POSCO ADR	90,743	11,776,627

		11,776,627
SPAIN—0.11%
Acerinox SA	33,341	768,521

		768,521
SWEDEN—0.85%
Boliden AB	102,557	837,117
Holmen AB Class B	20,644	607,444
SSAB Svenskt Stal AB Class A	52,036	1,686,854
Svenska Cellulosa AB Class B	178,871	2,534,973

		5,666,388
SWITZERLAND—2.78%
Ciba Holding AG Registered	45,241	1,311,127
Clariant AG Registered(a)	87,101	886,744
Givaudan SA Registered	1,932	1,731,706
Holcim Ltd. Registered	60,858	4,944,040
Syngenta AG Registered	29,473	9,613,591

		18,487,208
TAIWAN—1.44%
China Steel Corp. SP GDR(b)	316,157	9,563,749

		9,563,749
UNITED KINGDOM—16.35%
Anglo American PLC	403,466	28,312,294
BHP Billiton PLC	672,014	25,678,246
Johnson Matthey PLC	62,951	2,312,704
Lonmin PLC	48,300	3,067,325
Rexam PLC	212,681	1,640,160
Rio Tinto PLC	269,192	32,192,163
Xstrata PLC	194,971	15,613,987

		108,816,879
UNITED STATES—20.18%
Air Products and Chemicals Inc.	64,763	6,402,470
AK Steel Holding Corp.	32,844	2,266,236
Alcoa Inc.	247,457	8,814,418
Allegheny Technologies Inc.	31,073	1,842,007
Ashland Inc.	20,777	1,001,451
Ball Corp.	32,522	1,552,600
Bemis Co. Inc.	23,506	527,005
Dow Chemical Co. (The)	296,079	10,336,118
E.I. du Pont de Nemours and Co.	283,843	12,174,026
Eastman Chemical Co.	28,536	1,964,989
Ecolab Inc.	58,282	2,505,543
Freeport-McMoRan Copper & Gold Inc.	116,564	13,660,135
Hercules Inc.	45,402	768,656
International Flavors & Fragrances Inc.	24,804	968,844
International Paper Co.	138,299	3,222,367
MeadWestvaco Corp.	50,398	1,201,488
Monsanto Co.	165,830	20,967,545
Newmont Mining Corp.	136,206	7,104,505
Nucor Corp.	93,219	6,960,663
Pactiv Corp.(a)	44,114	936,540
PPG Industries Inc.	56,511	3,242,036
Praxair Inc.	92,010	8,671,022
Rohm and Haas Co.	44,436	2,063,608

Sealed Air Corp.	49,588	942,668
Sigma-Aldrich Corp.	39,284	2,115,836
Titanium Metals Corp.	34,776	486,516
United States Steel Corp.	34,937	6,455,659
Vulcan Materials Co.(b)	33,166	1,982,663
Weyerhaeuser Co.	61,536	3,146,951

		134,284,565

TOTAL COMMON STOCKS
(Cost: $604,487,287)		640,568,524

Security	Shares	Value

PREFERRED STOCKS—3.50%

BRAZIL—3.50%
Aracruz Celulose SA SP ADR	17,871	1,311,553
Companhia Vale do Rio Doce SP ADR	581,210	17,343,306
Gerdau SA SP ADR	192,664	4,625,863

		23,280,722

TOTAL PREFERRED STOCKS
(Cost: $20,099,524)		23,280,722

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.55%

MONEY MARKET FUNDS—0.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	168,288	168,288
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	3,479,637	3,479,637

		3,647,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,647,925)		3,647,925

TOTAL INVESTMENTS IN SECURITIES—100.32%
(Cost: $628,234,736)		667,497,171
Other Assets, Less Liabilities—(0.32)%		(2,130,842)

NET ASSETS—100.00%		$665,366,329

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.72%

AUSTRALIA—8.42%
Energy Resources of Australia Ltd.	10,205	$225,048
Paladin Energy Ltd.(a)	34,698	213,440

		438,488
CANADA—18.10%
Aurora Energy Resources Inc.(a)	7,536	31,494
Cameco Corp.	8,995	388,331
Denison Mines Corp.(a)	17,568	154,286
UEX Corp.(a)	19,014	83,586
Uranium One Inc.(a)	46,080	218,012
Uranium Participation Corp.(a)	6,900	66,310

		942,019
FINLAND—4.39%
Fortum OYJ	4,494	228,418

		228,418
FRANCE—14.37%
AREVA SA	375	438,988
Electricite de France	3,250	308,973

		747,961
GERMANY—7.24%
E.ON AG	1,865	376,556

		376,556
JAPAN—8.82%
Kansai Electric Power Co. Inc. (The)	9,700	227,390
Tokyo Electric Power Co. Inc. (The)	9,000	231,782

		459,172
SOUTH KOREA—3.18%
Korea Electric Power Corp. SP ADR	11,385	165,424

		165,424
UNITED KINGDOM—3.25%
British Energy Group PLC	9,854	139,728
Nufcor Uranium Ltd.(a)	6,895	29,365

		169,093
UNITED STATES—31.95%
El Paso Electric Co.(a)	2,835	56,133
Entergy Corp.	1,840	221,683
Exelon Corp.	4,050	364,338
FirstEnergy Corp.	2,755	226,819
FPL Group Inc.	3,430	224,939
McDermott International Inc.(a)	8,250	510,593
USEC Inc.(a)	9,624	58,514

		1,663,019

TOTAL COMMON STOCKS
(Cost: $5,039,885)		5,190,150

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(b)(c)	7,500	7,500

		7,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,500)		7,500

TOTAL INVESTMENTS IN SECURITIES—99.86%
(Cost: $5,047,385)		5,197,650
Other Assets, Less Liabilities—0.14%		7,039

NET ASSETS—100.00%		$5,204,689

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.73%

CANADA—2.34%
Nortel Networks Corp.(a)	70,993	$584,290
Research In Motion Ltd.(a)	67,310	7,940,795

		8,525,085
FINLAND—3.59%
Nokia OYJ	535,307	13,064,312

		13,064,312
FRANCE—1.25%
Alcatel-Lucent(a)	321,650	1,956,154
Cap Gemini SA	19,969	1,177,943
Dassault Systemes SA	6,731	410,627
STMicroelectronics NV	96,520	1,005,349

		4,550,073
GERMANY—2.00%
Infineon Technologies AG(a)	110,998	967,102
SAP AG	120,269	6,302,431

		7,269,533
JAPAN—11.90%
Advantest Corp.(b)	25,400	535,531
Canon Inc.	165,900	8,545,012
FUJIFILM Holdings Corp.	68,300	2,351,729
Fujitsu Ltd.	256,000	1,903,005
Hirose Electric Co. Ltd.	3,700	372,077
Hitachi Ltd.	434,000	3,136,116
Hoya Pentax HD Corp.	50,800	1,176,492
Keyence Corp.	4,000	954,295
Konica Minolta Holdings Inc.	72,500	1,226,287
Kyocera Corp.	25,400	2,396,113
Murata Manufacturing Co. Ltd.	12,700	599,028
NEC Corp.	273,000	1,431,895
Nintendo Co. Ltd.	15,100	8,532,522
NTT Data Corp.	192	751,663
Ricoh Co. Ltd.	127,000	2,295,477
Rohm Co. Ltd.	13,700	789,652
TDK Corp.	16,900	1,013,952
Tokyo Electron Ltd.	25,400	1,466,421
Toshiba Corp.(b)	408,000	3,013,669
Yahoo! Japan Corp.	2,159	833,009

		43,323,945
NETHERLANDS—0.41%
ASML Holding NV	61,260	1,510,510

		1,510,510
SOUTH KOREA—2.90%
Samsung Electronics Co. Ltd. GDR(c)	35,814	10,556,176

		10,556,176

SWEDEN—1.16%
Telefonaktiebolaget LM Ericsson AB Class B	403,884	4,216,532

		4,216,532
TAIWAN—4.59%
AU Optronics Corp. SP ADR(b)	142,113	2,251,070
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(a)	1,046,760	11,420,152
United Microelectronics Corp. SP ADR	1,041,495	3,041,165

		16,712,387
UNITED KINGDOM—0.49%
ARM Holdings PLC	212,090	359,832
Electrocomponents PLC	51,943	151,960
Logica PLC	190,500	409,453
Misys PLC	72,263	214,283
Sage Group PLC	152,654	634,951

		1,770,479
UNITED STATES—69.10%
Adobe Systems Inc.(a)	78,740	3,101,569
Advanced Micro Devices Inc.(a)(b)	84,301	491,475
Affiliated Computer Services Inc. Class A(a)	10,420	557,366
Agilent Technologies Inc.(a)	52,197	1,855,081
Akamai Technologies Inc.(a)	23,241	808,554
Altera Corp.	45,847	949,033
Analog Devices Inc.	41,910	1,331,481
Apple Inc.(a)	120,777	20,222,901
Applied Materials Inc.	188,214	3,593,005
Autodesk Inc.(a)	31,941	1,079,925
Automatic Data Processing Inc.	69,296	2,903,502
BMC Software Inc.(a)	26,924	969,264
Broadcom Corp. Class A(a)	66,548	1,816,095
CA Inc.	52,197	1,205,229
Ciena Corp.(a)(b)	12,198	282,628
Cisco Systems Inc.(a)	813,181	18,914,590
Citrix Systems Inc.(a)	26,543	780,630
Cognizant Technology Solutions Corp.(a)	40,259	1,308,820
Computer Sciences Corp.(a)	21,879	1,024,812
Compuware Corp.(a)	37,973	362,262
Convergys Corp.(a)	9,311	138,361
Corning Inc.	214,757	4,950,149
Dell Inc.(a)	277,497	6,071,634
eBay Inc.(a)	155,889	4,260,446
Electronic Arts Inc.(a)	43,434	1,929,773
Electronic Data Systems Corp.	75,057	1,849,404
EMC Corp.(a)	291,465	4,281,621
Fidelity National Information Services Inc.	21,998	811,946
Fiserv Inc.(a)	19,558	887,346
Google Inc. Class A(a)	31,541	16,603,813
Hewlett-Packard Co.	337,879	14,937,631
Intel Corp.	789,051	16,948,815
International Business Machines Corp.	186,369	22,090,318
Intuit Inc.(a)	44,517	1,227,334
Jabil Circuit Inc.	22,860	375,133
JDS Uniphase Corp.(a)	32,385	367,894
Juniper Networks Inc.(a)	71,755	1,591,526
KLA-Tencor Corp.	24,892	1,013,353
Lexmark International Inc. Class A(a)	13,208	441,543
Linear Technology Corp.	32,004	1,042,370
LSI Corp.(a)	104,521	641,759
MEMC Electronic Materials Inc.(a)	32,367	1,991,865
Microchip Technology Inc.	27,832	849,989
Microsoft Corp.	1,094,237	30,102,460
Molex Inc.	20,701	505,311

Motorola Inc.	294,093	2,158,643
National Semiconductor Corp.	34,163	701,708
NetApp Inc.(a)	49,403	1,070,069
Novell Inc.(a)	51,308	302,204
Novellus Systems Inc.(a)	16,637	352,538
NVIDIA Corp.(a)	77,343	1,447,861
Oracle Corp.(a)	536,829	11,273,409
Paychex Inc.	44,577	1,394,369
QLogic Corp.(a)	20,193	294,616
QUALCOMM Inc.	221,361	9,821,788
SanDisk Corp.(a)	26,924	503,479
Sun Microsystems Inc.(a)	114,427	1,244,966
Symantec Corp.(a)	118,237	2,287,886
Teradata Corp.(a)	23,241	537,797
Teradyne Inc.(a)	26,162	289,613
Texas Instruments Inc.	183,769	5,174,935
Total System Services Inc.	17,145	380,962
Tyco Electronics Ltd.	67,057	2,401,982
Unisys Corp.(a)	56,054	221,413
VeriSign Inc.(a)	31,242	1,180,948
Western Union Co.	101,727	2,514,691
Xerox Corp.	119,126	1,615,349
Xilinx Inc.	41,656	1,051,814
Yahoo! Inc.(a)	183,651	3,794,230

		251,487,286

TOTAL COMMON STOCKS
(Cost: $403,466,753)		362,986,318

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.08%

MONEY MARKET FUNDS—1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(d)(e)	262,984	262,984
BGI Cash Premier Fund LLC
2.63%(d)(e)(f)	3,666,851	3,666,851

		3,929,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,929,835)		3,929,835

TOTAL INVESTMENTS IN SECURITIES—100.81%
(Cost: $407,396,588)		366,916,153
Other Assets, Less Liabilities—(0.81)%		(2,965,980)

NET ASSETS—100.00%		$363,950,173

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.58%

AUSTRALIA—3.34%
Telstra Corp. Ltd.	3,232,932	$13,154,529

		13,154,529
AUSTRIA—0.59%
Telekom Austria AG	106,272	2,307,280

		2,307,280
BELGIUM—0.52%
Belgacom SA	47,847	2,065,558

		2,065,558
CANADA—5.07%
BCE Inc.	260,099	9,113,912
Rogers Communications Inc. Class B	167,034	6,513,099
TELUS Corp.	102,459	4,329,424

		19,956,435
CHILE—0.07%
Compania de Telecomunicaciones de Chile SA SP ADR	45,654	262,967

		262,967
CHINA—4.62%
China Mobile Ltd.	1,353,000	18,184,714

		18,184,714
FRANCE—3.50%
France Telecom SA	466,539	13,752,889

		13,752,889
GERMANY—3.79%
Deutsche Telekom AG Registered	910,815	14,924,360

		14,924,360
GREECE—0.64%
Hellenic Telecommunications Organization SA SP ADR	212,448	2,528,131

		2,528,131
ITALY—1.61%
Telecom Italia SpA	3,136,500	6,325,392

		6,325,392
JAPAN—6.01%
Nippon Telegraph and Telephone Corp.	2,583	12,670,723
NTT DoCoMo Inc.	4,920	7,240,413
SoftBank Corp.	221,400	3,738,559

		23,649,695

MEXICO—5.17%
America Movil SAB de CV Series L	2,078,700	5,497,472
America Movil SAB de CV Series L ADR	237,845	12,546,324
Telefonos de Mexico SAB de CV Series L	159,900	189,948
Telefonos de Mexico SAB de CV Series L SP ADR	88,651	2,099,256

		20,333,000
NETHERLANDS—2.41%
Koninklijke KPN NV	552,147	9,482,294

		9,482,294
NEW ZEALAND—0.39%
Telecom Corp. of New Zealand Ltd.	570,351	1,527,071

		1,527,071
NORWAY—1.17%
Telenor ASA	243,909	4,587,555

		4,587,555
PORTUGAL—0.82%
Portugal Telecom SGPS SP ADR	287,820	3,235,097

		3,235,097
SINGAPORE—1.33%
Singapore Telecommunications Ltd.(a)	1,968,550	5,245,023

		5,245,023
SOUTH KOREA—0.56%
SK Telecom Co. Ltd. ADR	105,924	2,200,041

		2,200,041
SPAIN—9.87%
Telefonica SA	1,459,641	38,819,567

		38,819,567
SWEDEN—1.28%
TeliaSonera AB	679,401	5,037,327

		5,037,327
SWITZERLAND—0.65%
Swisscom AG Registered	1,771	592,449
Swisscom AG SP ADR	59,982	1,982,405

		2,574,854
TAIWAN—1.01%
Chunghwa Telecom Co. Ltd. SP ADR	155,866	3,954,320

		3,954,320
UNITED KINGDOM—15.29%
BT Group PLC	2,398,254	9,540,998
Cable & Wireless PLC	751,776	2,256,190
Vodafone Group PLC	16,299,837	48,382,948

		60,180,136
UNITED STATES—28.87%
American Tower Corp. Class A(b)	122,385	5,170,766
AT&T Inc.	1,820,277	61,325,132
CenturyTel Inc.	33,306	1,185,361
Citizens Communications Co.	96,555	1,094,934
Embarq Corp.	44,649	2,110,558
Qwest Communications International Inc.	458,667	1,802,561
Sprint Nextel Corp.	870,471	8,269,475
Verizon Communications Inc.	873,915	30,936,591

Windstream Corp.	136,653	1,686,298

		113,581,676

TOTAL COMMON STOCKS
(Cost: $434,445,946)		387,869,911

Security	Shares	Value

PREFERRED STOCKS—0.79%

BRAZIL—0.79%
Brasil Telecom Participacoes SA ADR	14,514	1,064,892
Tele Norte Leste Participacoes SA ADR	81,180	2,022,194

		3,087,086

TOTAL PREFERRED STOCKS
(Cost: $2,635,756)		3,087,086

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	102,234	102,234
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	191,195	191,195

		293,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $293,429)		293,429

TOTAL INVESTMENTS IN SECURITIES—99.44%
(Cost: $437,375,131)		391,250,426
Other Assets, Less Liabilities—0.56%		2,219,024

NET ASSETS—100.00%		$393,469,450

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—91.22%

AUSTRALIA—3.98%
Great Southern Plantations Ltd.	51,940	$32,150
Gunns Ltd.	67,116	153,291
Timbercorp Ltd.	52,728	38,709

		224,150
CANADA—19.58%
Canfor Corp.(a)	26,724	200,980
Sino-Forest Corp.(a)	25,776	453,757
TimberWest Forest Corp. Stapled Units	14,304	193,859
West Fraser Timber Co. Ltd.	7,760	253,019

		1,101,615
FINLAND—6.69%
Stora Enso OYJ Class R	17,108	160,649
UPM-Kymmene OYJ	13,156	215,571

		376,220
HONG KONG—1.34%
China Grand Forestry Green Resources Group Ltd.(a)	864,000	75,348

		75,348
JAPAN—4.68%
Oji Paper Co. Ltd.	56,000	263,610

		263,610
SOUTH AFRICA—4.11%
Sappi Ltd.	19,052	231,088

		231,088
SPAIN—1.84%
Grupo Empresarial ENCE SA	13,176	103,382

		103,382
SWEDEN—7.64%
Holmen AB Class B	6,772	199,264
Svenska Cellulosa AB Class B	16,280	230,721

		429,985
UNITED STATES—41.36%
Deltic Timber Corp.	2,176	116,438
International Paper Co.	8,160	190,128
Packaging Corp. of America	8,408	180,856
Plum Creek Timber Co. Inc.	13,156	561,893
Potlatch Corp.	5,448	245,814
Rayonier Inc.	12,468	529,391
Smurfit-Stone Container Corp.(a)	26,020	105,901
Weyerhaeuser Co.	7,752	396,437

		2,326,858

TOTAL COMMON STOCKS
(Cost: $5,281,310)		5,132,256

Security	Shares	Value

PREFERRED STOCKS—8.54%

BRAZIL—8.54%
Aracruz Celulose SA SP ADR	3,396	249,232
Votorantim Celulose e Papel SA SP ADR	8,656	231,202

		480,434

TOTAL PREFERRED STOCKS
(Cost: $501,740)		480,434

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(b)(c)	6,000	6,000

		6,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,000)		6,000

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $5,789,050)		5,618,690
Other Assets, Less Liabilities—0.13%		7,416

NET ASSETS—100.00%		$5,626,106

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.26%

AUSTRALIA—0.48%
AGL Energy Ltd.	100,249	$1,375,717

		1,375,717
BRAZIL—0.29%
Centrais Eletricas Brasileiras SA SP ADR	44,903	833,692

		833,692
CANADA—0.60%
TransAlta Corp.	47,448	1,723,851

		1,723,851
CHILE—0.70%
Empresa Nacional de Electricidad SA SP ADR	24,848	1,062,500
Enersis SA SP ADR	58,960	918,597

		1,981,097
FINLAND—1.82%
Fortum OYJ	102,344	5,201,863

		5,201,863
FRANCE—10.50%
Electricite de France	52,888	5,027,993
Suez SA	299,816	20,425,499
Veolia Environnement	80,432	4,515,199

		29,968,691
GERMANY—15.57%
E.ON AG(a)	153,120	30,915,959
RWE AG	106,832	13,504,246

		44,420,205
HONG KONG—2.00%
CLP Holdings Ltd.(a)	396,000	3,392,494
Hong Kong and China Gas Co. Ltd. (The)	968,550	2,302,922

		5,695,416
ITALY—3.66%
Enel SpA	962,197	9,156,576
Snam Rete Gas SpA	187,531	1,283,054

		10,439,630

JAPAN—6.99%
Chubu Electric Power Co. Inc.	140,800	3,440,140
Kansai Electric Power Co. Inc. (The)	176,000	4,125,843
Kyushu Electric Power Co. Inc.	88,000	1,842,932
Osaka Gas Co. Ltd.	440,000	1,614,641
Tokyo Electric Power Co. Inc. (The)	264,000	6,798,925
Tokyo Gas Co. Ltd.	528,000	2,131,824

		19,954,305
PORTUGAL—0.99%
Energias de Portugal SA	541,296	2,827,161

		2,827,161
SPAIN—8.35%
Gas Natural SDG SA	72,600	4,236,818
Iberdrola SA	1,145,672	15,361,091
Red Electrica de Espana SA	25,432	1,656,869
Union Fenosa SA	43,824	2,556,116

		23,810,894
UNITED KINGDOM—10.49%
British Energy Group PLC	236,632	3,355,399
Centrica PLC	847,710	5,234,135
Drax Group PLC	78,496	1,154,457
International Power PLC	344,520	2,961,993
National Grid PLC	571,032	7,506,182
Scottish & Southern Energy PLC	199,232	5,562,917
Severn Trent PLC	53,944	1,378,459
United Utilities PLC	202,576	2,767,670

		29,921,212
UNITED STATES—35.82%
AES Corp. (The)(b)	153,472	2,948,197
Allegheny Energy Inc.	38,104	1,909,391
Ameren Corp.	48,143	2,033,079
American Electric Power Co. Inc.	91,874	3,696,091
CenterPoint Energy Inc.	74,800	1,200,540
CMS Energy Corp.	50,072	746,073
Consolidated Edison Inc.	62,835	2,456,220
Constellation Energy Group Inc.	40,677	3,339,582
Dominion Resources Inc.	132,000	6,268,680
DTE Energy Co.	37,677	1,599,012
Duke Energy Corp.	289,616	5,033,526
Dynegy Inc. Class A(b)	112,904	965,329
Edison International	74,370	3,821,131
Entergy Corp.	43,490	5,239,675
Exelon Corp.	153,367	13,796,895
FirstEnergy Corp.	71,036	5,848,394
FPL Group Inc.	93,016	6,099,989
Integrys Energy Group Inc.	17,705	899,945
Nicor Inc.	10,296	438,507
NiSource Inc.	63,864	1,144,443
Pepco Holdings Inc.	46,112	1,182,773
PG&E Corp.	81,928	3,251,722
Pinnacle West Capital Corp.	23,943	736,726
PPL Corp.	84,759	4,430,353
Progress Energy Inc.	60,106	2,514,234
Public Service Enterprise Group Inc.	116,182	5,336,239
Questar Corp.	40,326	2,864,759

Sempra Energy	57,047	3,220,303
Southern Co. (The)	174,597	6,096,927
TECO Energy Inc.	51,149	1,099,192
Xcel Energy Inc.	98,391	1,974,707

		102,192,634

TOTAL COMMON STOCKS
(Cost: $285,513,327)		280,346,368

Security	Shares	Value

PREFERRED STOCKS—0.97%

BRAZIL—0.97%
Centrais Eletricas Brasileiras SA ADR	43,042	708,209
Companhia Energetica de Minas Gerais SP ADR(a)	63,935	1,569,604
Companhia Paranaense de Energia SP ADR	24,207	490,676

		2,768,489

TOTAL PREFERRED STOCKS
(Cost: $2,153,167)		2,768,489

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.33%

MONEY MARKET FUNDS—7.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	265,698	265,698
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	20,650,000	20,650,000

		20,915,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,915,698)		20,915,698

TOTAL INVESTMENTS IN SECURITIES—106.56%
(Cost: $308,582,192)		304,030,555
Other Assets, Less Liabilities—(6.56)%		(18,719,783)

NET ASSETS—100.00%		$285,310,772

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—64.34%

ARGENTINA—3.52%
Petrobras Energia Participaciones SA SP ADR	730,911	$8,770,932
Tenaris SA ADR	1,748,470	130,261,015

		139,031,947
BRAZIL—31.81%
Centrais Eletricas Brasileiras SA SP ADR	1,633,405	30,326,614
Companhia Siderurgica Nacional SA SP ADR(a)	4,049,301	179,829,457
Companhia Vale do Rio Doce ADR	10,545,905	377,754,317
Empresa Brasileira de Aeronautica SA ADR	905,884	24,005,926
Petroleo Brasileiro SA ADR	7,319,856	518,465,400
Unibanco - Uniao de Bancos Brasileiros SA GDR	1,005,945	127,684,599

		1,258,066,313
CHILE—6.43%
Banco de Chile ADR	362,781	16,180,033
Banco Santander Chile SA ADR	736,155	31,662,026
Compania de Telecomunicaciones de Chile SA SP ADR	1,814,477	10,451,387
Distribucion y Servicio D&S SA ADR	816,880	17,113,636
Empresa Nacional de Electricidad SA SP ADR	1,322,663	56,557,070
Enersis SA SP ADR	2,151,102	33,514,169
Sociedad Quimica y Minera de Chile SA SP ADR	1,910,624	89,035,078

		254,513,399
MEXICO—22.58%
Alfa SAB de CV Series A	2,870,000	20,536,708
America Movil SAB de CV Series L	123,582,200	326,833,915
Cemex SAB de CV Series CPO(b)	55,340,548	137,119,417
Fomento Economico Mexicano SAB de CV BD Units	17,621,800	80,312,481
Grupo Carso SA de CV Series A1(a)	7,662,900	35,935,589
Grupo Modelo SAB de CV Series C	5,252,100	26,439,542
Grupo Televisa SA Series CPO	14,809,200	70,224,677
Kimberly-Clark de Mexico SAB de CV Series A	5,940,900	24,187,384
Telefonos de Mexico SAB de CV Series L(a)	57,141,700	67,879,598
Wal-Mart de Mexico SAB de CV Series V(a)	26,117,000	103,618,873

		893,088,184

TOTAL COMMON STOCKS
(Cost: $2,214,273,323)		2,544,699,843

Security	Shares	Value

PREFERRED STOCKS—35.38%

BRAZIL—35.38%
Aracruz Celulose SA SP ADR	529,894	38,888,921
Banco Bradesco SA SP ADR	8,922,256	182,549,358
Banco Itau Holding Financiera SA ADR	8,431,773	171,249,310
Brasil Telecom Participacoes SA ADR(a)	399,110	29,282,701
Centrais Eletricas Brasileiras SA ADR(a)	1,587,501	26,120,582
Companhia de Bebidas das Americas ADR	1,647,460	104,366,591
Companhia Energetica de Minas Gerais SP ADR(a)	2,210,897	54,277,521
Companhia Paranaense de Energia SP ADR	843,282	17,093,326
Companhia Vale do Rio Doce SP ADR	14,145,832	422,111,627
Gerdau SA SP ADR(a)	5,513,868	132,387,971
Petroleo Brasileiro SA SP ADR	2,846,482	164,953,632
Tele Norte Leste Participacoes SA ADR	2,237,393	55,733,459

		1,399,014,999

TOTAL PREFERRED STOCKS
(Cost: $1,161,315,326)		1,399,014,999

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.42%

MONEY MARKET FUNDS—3.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	1,220,628	1,220,628
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	134,168,668	134,168,668

		135,389,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,389,296)		135,389,296

TOTAL INVESTMENTS IN SECURITIES—103.14%
(Cost: $3,510,977,945)		4,079,104,138
Other Assets, Less Liabilities—(3.14)%		(124,111,227)

NET ASSETS—100.00%		$3,954,992,911

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.47%
Getty Images Inc.(a)	232,963	$7,904,435
Harte-Hanks Inc.	209,979	2,404,260
Lamar Advertising Co.(a)(b)	378,608	13,641,246

		23,949,941
AEROSPACE & DEFENSE—0.83%
Alliant Techsystems Inc.(a)(b)	160,613	16,331,130
BE Aerospace Inc.(a)	453,163	10,554,166
DRS Technologies Inc.	201,811	15,886,562

		42,771,858
AGRICULTURE—0.12%
Universal Corp.	130,768	5,913,329

		5,913,329
AIRLINES—0.14%
AirTran Holdings Inc.(a)(b)	561,637	1,145,739
Alaska Air Group Inc.(a)(b)	177,671	2,725,473
JetBlue Airways Corp.(a)(b)	889,194	3,316,694

		7,187,906
APPAREL—0.88%
Guess? Inc.	268,661	10,061,354
Hanesbrands Inc.(a)	459,027	12,457,993
Phillips-Van Heusen Corp.	250,562	9,175,580
Timberland Co. Class A(a)	235,380	3,848,463
Warnaco Group Inc. (The)(a)(b)	221,690	9,769,878

		45,313,268
AUTO MANUFACTURERS—0.15%
Oshkosh Corp.	363,649	7,523,898

		7,523,898
AUTO PARTS & EQUIPMENT—0.72%
ArvinMeritor Inc.	357,019	4,455,597
BorgWarner Inc.	566,403	25,136,965
Lear Corp.(a)	377,414	5,351,731
Modine Manufacturing Co.	157,237	1,945,022

		36,889,315

BANKS—2.37%
Associated Banc-Corp.	620,040	11,960,572
Bank of Hawaii Corp.	233,910	11,180,898
Cathay General Bancorp	241,694	2,627,214
City National Corp.	195,476	8,223,675
Colonial BancGroup Inc. (The)(b)	973,582	4,303,232
Commerce Bancshares Inc.	305,598	12,120,017
Cullen/Frost Bankers Inc.	286,282	14,271,158
FirstMerit Corp.	395,066	6,443,526
PacWest Bancorp	119,010	1,770,869
SVB Financial Group(a)(b)	156,266	7,517,957
Synovus Financial Corp.	1,610,708	14,061,481
TCF Financial Corp.	531,129	6,389,482
Webster Financial Corp.	256,248	4,766,213
Westamerica Bancorporation(b)	141,581	7,445,745
Wilmington Trust Corp.	328,426	8,683,583

		121,765,622
BEVERAGES—0.28%
Hansen Natural Corp.(a)(b)	297,129	8,563,258
PepsiAmericas Inc.	284,431	5,626,045

		14,189,303
BIOTECHNOLOGY—1.38%
Affymetrix Inc.(a)(b)	339,629	3,494,782
Charles River Laboratories International Inc.(a)(b)	332,386	21,246,113
Invitrogen Corp.(a)(b)	436,567	17,139,620
PDL BioPharma Inc.(b)	578,250	6,141,015
Vertex Pharmaceuticals Inc.(a)(b)	685,784	22,953,190

		70,974,720
BUILDING MATERIALS—0.41%
Martin Marietta Materials Inc.(b)	201,644	20,888,302

		20,888,302
CHEMICALS—4.15%
Airgas Inc.	403,853	23,580,977
Albemarle Corp.	370,421	14,783,502
Cabot Corp.	314,592	7,647,732
CF Industries Holdings Inc.	236,494	36,136,283
Chemtura Corp.	1,181,975	6,902,734
Cytec Industries Inc.	203,973	11,128,767
Ferro Corp.	213,490	4,005,072
FMC Corp.	365,010	28,266,374
Lubrizol Corp.	332,415	15,400,787
Minerals Technologies Inc.	92,237	5,865,351
Olin Corp.	364,826	9,551,145
RPM International Inc.	593,775	12,231,765
Sensient Technologies Corp.	234,753	6,610,644
Terra Industries Inc.(b)	445,796	22,000,033
Valspar Corp. (The)	485,478	9,180,389

		213,291,555

COAL—1.03%
Arch Coal Inc.	703,030	52,748,341

		52,748,341
COMMERCIAL SERVICES—5.03%
Alliance Data Systems Corp.(a)	386,844	21,876,028
Avis Budget Group Inc.(a)	493,545	4,130,972
Career Education Corp.(a)(b)	437,240	6,388,076
ChoicePoint Inc.(a)	334,038	16,100,632
Corinthian Colleges Inc.(a)(b)	416,818	4,839,257
Corporate Executive Board Co. (The)	166,466	6,999,895
Corrections Corp. of America(a)	610,041	16,757,826
Deluxe Corp.	251,868	4,488,288
DeVry Inc.	292,332	15,674,842
Gartner Inc.(a)	304,746	6,314,337
ITT Educational Services Inc.(a)	140,231	11,587,288
Kelly Services Inc. Class A	108,385	2,095,082
Korn/Ferry International(a)	227,195	3,573,777
Manpower Inc.	387,203	22,550,703
MPS Group Inc.(a)	460,454	4,894,626
Navigant Consulting Inc.(a)	222,382	4,349,792
Pharmaceutical Product Development Inc.	513,349	22,022,672
Quanta Services Inc.(a)(b)	841,225	27,987,556
Rent-A-Center Inc.(a)	325,730	6,700,266
Rollins Inc.	206,655	3,062,627
Service Corp. International	1,274,335	12,564,943
Sotheby’s Holdings Inc. Class A	327,119	8,626,128
Strayer Education Inc.	69,369	14,502,977
United Rentals Inc.(a)	371,187	7,278,977
Valassis Communications Inc.(a)	235,240	2,945,205

		258,312,772
COMPUTERS—2.67%
Cadence Design Systems Inc.(a)	1,255,352	12,679,055
Diebold Inc.	320,151	11,390,973
DST Systems Inc.(a)(b)	223,468	12,301,913
Imation Corp.	152,600	3,497,592
Jack Henry & Associates Inc.	375,792	8,132,139
Mentor Graphics Corp.(a)	441,280	6,972,224
NCR Corp.(a)	817,183	20,593,012
Palm Inc.(b)	523,127	2,819,655
SRA International Inc. Class A(a)	205,470	4,614,856
Synopsys Inc.(a)	696,279	16,648,031
Western Digital Corp.(a)(b)	1,079,961	37,291,053

		136,940,503
COSMETICS & PERSONAL CARE—0.22%
Alberto-Culver Co.	421,158	11,063,821

		11,063,821

DISTRIBUTION & WHOLESALE—0.93%
Fastenal Co.	611,051	26,372,961
Ingram Micro Inc. Class A(a)	698,124	12,391,701
Tech Data Corp.(a)	258,152	8,748,771

		47,513,433
DIVERSIFIED FINANCIAL SERVICES—1.60%
Affiliated Managers Group Inc.(a)	199,543	17,970,843
AmeriCredit Corp.(a)(b)	562,473	4,848,517
Eaton Vance Corp.	564,829	22,457,601
Jefferies Group Inc.(b)	578,118	9,723,945
Raymond James Financial Inc.	460,953	12,164,550
Waddell & Reed Financial Inc. Class A	422,942	14,807,199

		81,972,655
ELECTRIC—5.20%
Alliant Energy Corp.	538,809	18,459,596
Aquila Inc.(a)	1,835,740	6,920,740
Black Hills Corp.	186,305	5,972,938
DPL Inc.	554,340	14,623,489
Energy East Corp.	772,336	19,092,146
Great Plains Energy Inc.	421,489	10,655,242
Hawaiian Electric Industries Inc.	410,545	10,152,778
IDACORP Inc.	221,178	6,389,832
MDU Resources Group Inc.	892,083	31,098,013
Northeast Utilities	758,363	19,361,007
NSTAR	521,129	17,624,583
OGE Energy Corp.	447,902	14,202,972
PNM Resources Inc.	421,160	5,037,074
Puget Energy Inc.	632,733	15,179,265
SCANA Corp.	569,182	21,059,734
Sierra Pacific Resources Corp.	1,141,506	14,508,541
Westar Energy Inc.	510,804	10,987,394
Wisconsin Energy Corp.	570,426	25,794,664

		267,120,008
ELECTRICAL COMPONENTS & EQUIPMENT—1.09%
AMETEK Inc.	520,479	24,577,018
Energizer Holdings Inc.(a)(b)	280,482	20,500,429
Hubbell Inc. Class B	273,350	10,898,464

		55,975,911
ELECTRONICS—3.29%
Amphenol Corp. Class A	855,411	38,390,846
Arrow Electronics Inc.(a)	598,703	18,392,156
Avnet Inc.(a)	733,740	20,016,427
FLIR Systems Inc.(a)	669,570	27,164,455
Gentex Corp.	696,936	10,063,756
KEMET Corp.(a)(b)	411,887	1,334,514
National Instruments Corp.	275,387	7,812,729

Thomas & Betts Corp.(a)(b)	249,704	9,451,296
Trimble Navigation Ltd.(a)	591,111	21,102,663
Varian Inc.(a)	144,155	7,360,554
Vishay Intertechnology Inc.(a)	909,579	8,067,966

		169,157,362
ENGINEERING & CONSTRUCTION—1.54%
Dycom Industries Inc.(a)	195,711	2,841,724
Granite Construction Inc.	156,992	4,949,958
KBR Inc.	828,277	28,915,150
Shaw Group Inc. (The)(a)	404,362	24,985,528
URS Corp.(a)	411,432	17,267,801

		78,960,161
ENTERTAINMENT—0.64%
DreamWorks Animation SKG Inc. Class A(a)	387,389	11,548,066
International Speedway Corp. Class A	145,730	5,687,842
Macrovision Solutions Corp.(a)(b)	405,484	6,066,041
Scientific Games Corp. Class A(a)(b)	316,394	9,371,590

		32,673,539
ENVIRONMENTAL CONTROL—0.98%
Mine Safety Appliances Co.	142,848	5,712,492
Republic Services Inc.	763,241	22,668,258
Stericycle Inc.(a)	420,617	21,745,899

		50,126,649
FOOD—1.20%
Corn Products International Inc.	361,681	17,762,154
Hormel Foods Corp.	349,985	12,112,981
J.M. Smucker Co. (The)	270,506	10,993,364
Ruddick Corp.	181,474	6,226,373
Smithfield Foods Inc.(a)(b)	569,179	11,315,279
Tootsie Roll Industries Inc.(b)	131,676	3,309,018

		61,719,169
FOREST PRODUCTS & PAPER—0.68%
Louisiana-Pacific Corp.	503,275	4,272,805
Potlatch Corp.	192,453	8,683,479
Rayonier Inc.(b)	382,710	16,249,867
Temple-Inland Inc.	517,818	5,835,809

		35,041,960
GAS—1.17%
AGL Resources Inc.	372,491	12,880,739
Energen Corp.	349,756	27,291,461
Vectren Corp.	371,431	11,592,362
WGL Holdings Inc.	241,457	8,388,216

		60,152,778
HAND & MACHINE TOOLS—0.56%
Kennametal Inc.	374,871	12,202,051

Lincoln Electric Holdings Inc.	208,441	16,404,307

28,606,358

HEALTH CARE - PRODUCTS—3.64%
Advanced Medical Optics Inc.(a)(b)	296,668	5,559,558
Beckman Coulter Inc.	306,534	20,700,241
DENTSPLY International Inc.	726,086	26,719,965
Edwards Lifesciences Corp.(a)	267,649	16,604,944
Gen-Probe Inc.(a)	262,893	12,482,160
Henry Schein Inc.(a)(b)	440,221	22,702,197
Hill-Rom Holdings Inc.	304,342	8,211,147
Hologic Inc.(a)(b)	1,248,121	27,209,038
Kinetic Concepts Inc.(a)	264,916	10,572,798
ResMed Inc.(a)(b)	377,032	13,475,124
Steris Corp.	285,779	8,219,004
TECHNE Corp.(a)	188,553	14,592,117

		187,048,293
HEALTH CARE - SERVICES—2.37%
Apria Healthcare Group Inc.(a)	214,387	4,156,964
Community Health Systems Inc.(a)	469,555	15,485,924
Covance Inc.(a)	306,673	26,380,011
Health Management Associates Inc. Class A(a)	1,186,776	7,725,912
Health Net Inc.(a)	523,583	12,597,407
Kindred Healthcare Inc.(a)	146,493	4,213,139
LifePoint Hospitals Inc.(a)(b)	264,631	7,489,057
Lincare Holdings Inc.(a)	357,280	10,146,752
Psychiatric Solutions Inc.(a)(b)	270,656	10,241,623
Universal Health Services Inc. Class B	248,171	15,689,371
WellCare Health Plans Inc.(a)	203,584	7,359,562

		121,485,722
HOME BUILDERS—0.79%
Hovnanian Enterprises Inc. Class A(a)(b)	219,563	1,203,205
M.D.C. Holdings Inc.	171,800	6,710,508
NVR Inc.(a)(b)	25,800	12,902,064
Ryland Group Inc.	207,154	4,518,029
Thor Industries Inc.(b)	167,611	3,563,410
Toll Brothers Inc.(a)	627,379	11,750,809

		40,648,025
HOME FURNISHINGS—0.06%
Furniture Brands International Inc.	237,367	3,171,223

		3,171,223
HOUSEHOLD PRODUCTS & WARES—0.72%
American Greetings Corp. Class A	238,656	2,945,015
Blyth Inc.	114,718	1,380,058
Church & Dwight Co. Inc.	323,959	18,255,090
Scotts Miracle-Gro Co. (The) Class A	217,637	3,823,882
Tupperware Brands Corp.	302,782	10,361,200

		36,765,245

INSURANCE—3.41%
American Financial Group Inc.	345,671	9,246,699
Arthur J. Gallagher & Co.	452,189	10,897,755
Brown & Brown Inc.	554,424	9,641,433
Everest Re Group Ltd.	302,126	24,082,463
Fidelity National Financial Inc.	1,043,729	13,150,985
First American Corp.	451,288	11,914,003
Hanover Insurance Group Inc. (The)	250,838	10,660,615
HCC Insurance Holdings Inc.	539,442	11,403,804
Horace Mann Educators Corp.	198,776	2,786,840
Mercury General Corp.	173,652	8,113,021
Old Republic International Corp.	1,124,785	13,317,454
PMI Group Inc. (The)(b)	394,611	769,491
Protective Life Corp.	340,683	12,962,988
Radian Group Inc.(b)	391,019	566,978
StanCorp Financial Group Inc.	238,292	11,190,192
Unitrin Inc.	245,139	6,758,482
W.R. Berkley Corp.	723,352	17,476,184

		174,939,387
INTERNET—1.21%
Avocent Corp.(a)	218,368	4,061,645
Digital River Inc.(a)(b)	181,234	6,992,008
F5 Networks Inc.(a)	399,678	11,358,849
McAfee Inc.(a)	785,180	26,719,675
NetFlix Inc.(a)(b)	219,209	5,714,779
ValueClick Inc.(a)	464,576	7,038,326

		61,885,282
INVESTMENT COMPANIES—0.19%
Apollo Investment Corp.	694,082	9,946,195

		9,946,195
IRON & STEEL—2.39%
Carpenter Technology Corp.	233,285	10,182,890
Cleveland-Cliffs Inc.	441,407	52,611,300
Reliance Steel & Aluminum Co.	309,475	23,857,428
Steel Dynamics Inc.	921,422	35,999,958

		122,651,576
LEISURE TIME—0.17%
Callaway Golf Co.	324,623	3,840,290
Life Time Fitness Inc.(a)(b)	165,210	4,881,955

		8,722,245
LODGING—0.07%
Boyd Gaming Corp.(b)	275,192	3,456,412

		3,456,412
MACHINERY—3.15%
AGCO Corp.(a)(b)	447,500	23,453,475

Flowserve Corp.	281,042	38,418,441
Graco Inc.	295,590	11,253,111
IDEX Corp.	401,625	14,795,865
Joy Global Inc.	528,047	40,041,804
Nordson Corp.	164,386	11,982,096
Wabtec Corp.	236,214	11,484,725
Zebra Technologies Corp. Class A(a)	317,292	10,356,411

		161,785,928
MANUFACTURING—3.93%
AptarGroup Inc.	331,876	13,922,198
Brink’s Co. (The)	231,265	15,129,356
Carlisle Companies Inc.	296,490	8,598,210
Crane Co.	247,459	9,534,595
Donaldson Co. Inc.	341,839	15,259,693
Federal Signal Corp.	235,143	2,821,716
Harsco Corp.	411,073	22,366,482
Lancaster Colony Corp.	99,431	3,010,771
Matthews International Corp. Class A	152,220	6,889,477
Pentair Inc.	483,488	16,931,750
Roper Industries Inc.	436,143	28,733,101
SPX Corp.	260,530	34,319,617
Teleflex Inc.	192,643	10,709,024
Trinity Industries Inc.	394,967	13,701,405

		201,927,395
MEDIA—0.38%
Belo Corp. Class A	430,323	3,145,661
Entercom Communications Corp.	127,773	896,966
John Wiley & Sons Inc. Class A	218,566	9,842,027
Lee Enterprises Inc.(b)	191,044	762,266
Media General Inc. Class A(b)	111,188	1,328,697
Scholastic Corp.(a)	127,047	3,641,167

		19,616,784
METAL FABRICATE & HARDWARE—0.83%
Commercial Metals Co.	556,729	20,988,683
Timken Co. (The)	467,926	15,413,482
Worthington Industries Inc.	313,627	6,429,354

		42,831,519
OFFICE FURNISHINGS—0.21%
Herman Miller Inc.	273,981	6,819,387
HNI Corp.(b)	217,635	3,843,434

		10,662,821
OIL & GAS—7.66%
Bill Barrett Corp.(a)(b)	164,502	9,773,064
Cimarex Energy Co.	404,177	28,159,012
Denbury Resources Inc.(a)	1,199,903	43,796,460
Encore Acquisition Co.(a)(b)	260,018	19,550,753
Forest Oil Corp.(a)	433,054	32,262,523

Frontier Oil Corp.	507,257	12,128,515
Helmerich & Payne Inc.	508,908	36,651,554
Newfield Exploration Co.(a)	642,649	41,932,847
Patterson-UTI Energy Inc.	753,381	27,151,851
Pioneer Natural Resources Co.	583,095	45,644,677
Plains Exploration & Production Co.(a)	524,377	38,263,790
Pride International Inc.(a)	818,345	38,699,535
Quicksilver Resources Inc.(a)	502,440	19,414,282

		393,428,863
OIL & GAS SERVICES—2.12%
Exterran Holdings Inc.(a)	320,198	22,890,955
FMC Technologies Inc.(a)	624,613	48,051,478
Superior Energy Services Inc.(a)	393,909	21,720,142
Tidewater Inc.	251,037	16,324,936

		108,987,511
PACKAGING & CONTAINERS—0.48%
Packaging Corp. of America	445,881	9,590,900
Sonoco Products Co.	485,479	15,025,575

		24,616,475
PHARMACEUTICALS—2.14%
Cephalon Inc.(a)(b)	330,483	22,039,911
Endo Pharmaceuticals Holdings Inc.(a)	586,717	14,192,684
Medicis Pharmaceutical Corp. Class A	275,354	5,721,856
NBTY Inc.(a)	251,716	8,070,015
Omnicare Inc.	593,534	15,562,461
Par Pharmaceutical Companies Inc.(a)	168,632	2,736,897
Perrigo Co.	377,852	12,004,358
Sepracor Inc.(a)	526,023	10,478,378
Valeant Pharmaceuticals International(a)(b)	435,915	7,458,506
VCA Antech Inc.(a)	411,647	11,435,554

		109,700,620
PIPELINES—1.79%
Equitable Resources Inc.	632,882	43,706,831
National Fuel Gas Co.	396,359	23,575,433
ONEOK Inc.	508,711	24,840,358

		92,122,622
REAL ESTATE—0.18%
Jones Lang LaSalle Inc.	155,447	9,356,355

		9,356,355
REAL ESTATE INVESTMENT TRUSTS—5.14%
Alexandria Real Estate Equities Inc.(b)	156,279	15,212,198
AMB Property Corp.(b)	477,980	24,080,632
BRE Properties Inc. Class A	248,933	10,773,820
Camden Property Trust	258,935	11,460,463
Cousins Properties Inc.(b)	160,621	3,710,345
Duke Realty Corp.	715,718	16,067,869

Equity One Inc.	181,018	3,719,920
Federal Realty Investment Trust(b)	286,814	19,790,166
Health Care REIT Inc.	437,763	19,480,454
Highwoods Properties Inc.(b)	279,734	8,789,242
Hospitality Properties Trust(b)	457,215	11,183,479
Liberty Property Trust	452,521	15,001,071
Macerich Co. (The)	364,523	22,647,814
Mack-Cali Realty Corp.(b)	319,567	10,919,604
Nationwide Health Properties Inc.	469,354	14,779,957
Realty Income Corp.(b)	492,856	11,217,403
Regency Centers Corp.	341,161	20,169,438
UDR Inc.	625,718	14,003,569
Weingarten Realty Investors	364,627	11,055,491

		264,062,935
RETAIL—5.46%
Advance Auto Parts Inc.	464,630	18,041,583
Aeropostale Inc.(a)	325,497	10,197,821
American Eagle Outfitters Inc.	1,004,274	13,688,255
AnnTaylor Stores Corp.(a)	288,218	6,905,703
Barnes & Noble Inc.	221,381	5,499,104
BJ’s Wholesale Club Inc.(a)(b)	293,085	11,342,390
Bob Evans Farms Inc.	151,187	4,323,948
Borders Group Inc.(b)	289,428	1,736,568
Brinker International Inc.	494,208	9,340,531
CarMax Inc.(a)(b)	1,065,101	15,113,783
CBRL Group Inc.	108,279	2,653,918
Charming Shoppes Inc.(a)	553,350	2,539,877
Cheesecake Factory Inc. (The)(a)(b)	327,518	5,210,811
Chico’s FAS Inc.(a)	860,370	4,620,187
Chipotle Mexican Grill Inc. Class A(a)(b)	160,922	13,295,376
Coldwater Creek Inc.(a)(b)	293,976	1,552,193
Collective Brands Inc.(a)(b)	312,034	3,628,955
Copart Inc.(a)(b)	331,712	14,203,908
Dick’s Sporting Goods Inc.(a)(b)	407,673	7,232,119
Dollar Tree Inc.(a)	438,214	14,325,216
Foot Locker Inc.	755,504	9,406,025
MSC Industrial Direct Co. Inc. Class A	222,181	9,800,404
99 Cents Only Stores(a)(b)	228,636	1,508,998
O’Reilly Automotive Inc.(a)(b)	562,327	12,568,008
Pacific Sunwear of California Inc.(a)	336,288	2,868,537
PetSmart Inc.	621,339	12,395,713
Regis Corp.	210,016	5,533,922
Ross Stores Inc.	647,942	23,014,900
Saks Inc.(a)	697,954	7,663,535
Under Armour Inc. Class A(a)(b)	176,804	4,533,255
Urban Outfitters Inc.(a)(b)	554,191	17,285,217
Williams-Sonoma Inc.(b)	427,649	8,484,556

		280,515,316
SAVINGS & LOANS—1.02%
Astoria Financial Corp.	398,627	8,004,430

First Niagara Financial Group Inc.	532,305	6,845,442
New York Community Bancorp Inc.(b)	1,663,263	29,672,612
Washington Federal Inc.	428,236	7,751,072

		52,273,556
SEMICONDUCTORS—2.18%
Atmel Corp.(a)	2,173,684	7,564,420
Cree Inc.(a)(b)	436,123	9,947,966
Cypress Semiconductor Corp.(a)(b)	734,575	18,180,731
Fairchild Semiconductor International Inc. Class A(a)	607,712	7,128,462
Integrated Device Technology Inc.(a)	836,105	8,310,884
International Rectifier Corp.(a)	353,917	6,795,206
Intersil Corp. Class A	603,943	14,687,894
Lam Research Corp.(a)	609,742	22,042,173
Semtech Corp.(a)(b)	301,832	4,246,776
Silicon Laboratories Inc.(a)(b)	237,769	8,581,083
TriQuint Semiconductor Inc.(a)	699,162	4,236,922

		111,722,517
SOFTWARE—3.58%
ACI Worldwide Inc.(a)(b)	167,645	2,948,876
Activision Inc.(a)	1,447,445	49,314,451
Acxiom Corp.	332,343	3,818,621
Advent Software Inc.(a)(b)	88,001	3,175,076
Broadridge Financial Solutions Inc.	682,218	14,360,689
Cerner Corp.(a)(b)	325,715	14,715,804
Dun & Bradstreet Corp. (The)	272,278	23,862,444
Fair Isaac Corp.	237,411	4,931,026
Global Payments Inc.	388,106	18,085,740
Metavante Technologies Inc.(a)	437,667	9,900,028
Parametric Technology Corp.(a)	561,980	9,368,207
SEI Investments Co.	611,866	14,391,088
Sybase Inc.(a)	386,241	11,363,210
Wind River Systems Inc.(a)	330,598	3,600,212

		183,835,472
TELECOMMUNICATIONS—2.64%
ADC Telecommunications Inc.(a)(b)	574,529	8,485,792
ADTRAN Inc.	275,574	6,569,684
Cincinnati Bell Inc.(a)	1,186,096	4,720,662
CommScope Inc.(a)(b)	340,393	17,962,539
Foundry Networks Inc.(a)(b)	711,963	8,415,403
Harris Corp.	657,070	33,175,464
NeuStar Inc. Class A(a)	378,576	8,162,099
Plantronics Inc.	239,473	5,345,037
Polycom Inc.(a)	427,226	10,407,225
RF Micro Devices Inc.(a)(b)	1,282,120	3,718,148
Telephone and Data Systems Inc.	519,170	24,541,166
3Com Corp.(a)	1,967,876	4,171,897

		135,675,116

TEXTILES—0.34%
Mohawk Industries Inc.(a)(b)	270,322	17,327,640

		17,327,640
TOYS, GAMES & HOBBIES—0.15%
Marvel Entertainment Inc.(a)	237,631	7,637,460

		7,637,460
TRANSPORTATION—1.34%
Alexander & Baldwin Inc.	201,597	9,182,743
Con-way Inc.	222,777	10,528,441
J.B. Hunt Transport Services Inc.	419,074	13,946,783
Kansas City Southern Industries Inc.(a)(b)	379,608	16,698,956
Overseas Shipholding Group Inc.	130,740	10,396,445
Werner Enterprises Inc.	216,676	4,025,840
YRC Worldwide Inc.(a)(b)	279,352	4,153,964

		68,933,172
TRUCKING & LEASING—0.19%
GATX Corp.	224,019	9,930,762

		9,930,762
WATER—0.20%
Aqua America Inc.	652,179	10,415,299

		10,415,299

TOTAL COMMON STOCKS
(Cost: $5,168,233,602)		5,126,830,180

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.82%

MONEY MARKET FUNDS—11.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	4,204,497	4,204,497
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	602,782,583	602,782,583

		606,987,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $606,987,080)		606,987,080

TOTAL INVESTMENTS IN SECURITIES—111.68%
(Cost: $5,775,220,682)		5,733,817,260
Other Assets, Less Liabilities—(11.68)%		(599,779,952)

NET ASSETS—100.00%		$5,134,037,308

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.58%
Getty Images Inc.(a)	213,518	$7,244,666
Harte-Hanks Inc.	101,478	1,161,923
Lamar Advertising Co.(a)(b)	145,904	5,256,921

		13,663,510
AEROSPACE & DEFENSE—1.00%
Alliant Techsystems Inc.(a)(b)	146,928	14,939,639
BE Aerospace Inc.(a)	116,803	2,720,342
DRS Technologies Inc.	74,170	5,838,662

		23,498,643
AIRLINES—0.02%
AirTran Holdings Inc.(a)(b)	227,336	463,765

		463,765
APPAREL—1.31%
Guess? Inc.	245,753	9,203,450
Hanesbrands Inc.(a)	227,281	6,168,406
Phillips-Van Heusen Corp.	82,834	3,033,381
Timberland Co. Class A(a)	216,029	3,532,074
Warnaco Group Inc. (The)(a)	202,996	8,946,034

		30,883,345
AUTO MANUFACTURERS—0.20%
Oshkosh Corp.	222,638	4,606,380

		4,606,380
AUTO PARTS & EQUIPMENT—0.56%
BorgWarner Inc.	296,269	13,148,418

		13,148,418
BANKS—0.49%
Cathay General Bancorp	101,478	1,103,066
Commerce Bancshares Inc.	103,781	4,115,954
SVB Financial Group(a)(b)	68,859	3,312,807
Westamerica Bancorporation	57,328	3,014,880

		11,546,707
BEVERAGES—0.43%
Hansen Natural Corp.(a)(b)	271,837	7,834,342
PepsiAmericas Inc.	118,522	2,344,365

		10,178,707
BIOTECHNOLOGY—2.10%
Affymetrix Inc.(a)(b)	311,098	3,201,198
Charles River Laboratories International Inc.(a)	304,070	19,436,154
Invitrogen Corp.(a)(b)	399,397	15,680,326
PDL BioPharma Inc.	329,146	3,495,531
Vertex Pharmaceuticals Inc.(a)	231,934	7,762,831

		49,576,040

BUILDING MATERIALS—0.41%
Martin Marietta Materials Inc.(b)	92,180	9,548,926

		9,548,926
CHEMICALS—3.96%
Airgas Inc.	210,617	12,297,927
Albemarle Corp.	213,335	8,514,200
CF Industries Holdings Inc.	216,335	33,055,988
Cytec Industries Inc.	78,834	4,301,183
FMC Corp.	163,613	12,670,191
Minerals Technologies Inc.	38,129	2,424,623
Terra Industries Inc.	407,811	20,125,473

		93,389,585
COAL—0.94%
Arch Coal Inc.	295,895	22,201,002

		22,201,002
COMMERCIAL SERVICES—6.19%
Alliance Data Systems Corp.(a)	350,622	19,827,674
Career Education Corp.(a)(b)	399,371	5,834,810
ChoicePoint Inc.(a)	192,486	9,277,825
Corinthian Colleges Inc.(a)(b)	381,332	4,427,265
Corporate Executive Board Co. (The)	147,439	6,199,810
Corrections Corp. of America(a)	317,843	8,731,147
Deluxe Corp.	103,481	1,844,031
DeVry Inc.	149,644	8,023,911
Gartner Inc.(a)	279,375	5,788,650
ITT Educational Services Inc.(a)(b)	128,238	10,596,306
Korn/Ferry International(a)	207,922	3,270,613
Navigant Consulting Inc.(a)	204,306	3,996,225
Pharmaceutical Product Development Inc.	469,918	20,159,482
Quanta Services Inc.(a)	208,243	6,928,245
Rollins Inc.	189,536	2,808,924
Service Corp. International	432,749	4,266,905
Sotheby’s Holdings Inc. Class A(b)	300,307	7,919,096
Strayer Education Inc.	63,447	13,264,864
Valassis Communications Inc.(a)(b)	215,191	2,694,191

		145,859,974
COMPUTERS—3.06%
Cadence Design Systems Inc.(a)	369,643	3,733,394
DST Systems Inc.(a)(b)	204,345	11,249,192
Jack Henry & Associates Inc.	210,271	4,550,264
NCR Corp.(a)	358,687	9,038,912
SRA International Inc. Class A(a)	190,441	4,277,305
Synopsys Inc.(a)	210,790	5,039,989
Western Digital Corp.(a)(b)	987,889	34,111,807

		72,000,863
COSMETICS & PERSONAL CARE—0.18%
Alberto-Culver Co.	157,526	4,138,208

		4,138,208
DISTRIBUTION & WHOLESALE—1.02%
Fastenal Co.	558,982	24,125,663

		24,125,663
DIVERSIFIED FINANCIAL SERVICES—2.19%
Affiliated Managers Group Inc.(a)	180,589	16,263,845
Eaton Vance Corp.	516,708	20,544,310

Jefferies Group Inc.(b)	244,504	4,112,557
Raymond James Financial Inc.	169,189	4,464,898
Waddell & Reed Financial Inc. Class A	178,421	6,246,519

		51,632,129
ELECTRICAL COMPONENTS & EQUIPMENT—1.56%
AMETEK Inc.	304,783	14,391,853
Energizer Holdings Inc.(a)	256,591	18,754,236
Hubbell Inc. Class B	92,843	3,701,650

		36,847,739
ELECTRONICS—4.46%
Amphenol Corp. Class A	782,489	35,118,106
Avnet Inc.(a)	342,179	9,334,643
FLIR Systems Inc.(a)(b)	610,828	24,781,292
Gentex Corp.	351,594	5,077,017
National Instruments Corp.	123,860	3,513,908
Thomas & Betts Corp.(a)(b)	121,425	4,595,936
Trimble Navigation Ltd.(a)	539,225	19,250,333
Varian Inc.(a)	68,815	3,513,694

		105,184,929
ENGINEERING & CONSTRUCTION—0.99%
Dycom Industries Inc.(a)	81,281	1,180,200
Granite Construction Inc.	66,402	2,093,655
KBR Inc.	272,678	9,519,189
Shaw Group Inc. (The)(a)	170,414	10,529,881

		23,322,925
ENTERTAINMENT—1.19%
DreamWorks Animation SKG Inc. Class A(a)	355,234	10,589,526
International Speedway Corp. Class A	86,924	3,392,644
Macrovision Solutions Corp.(a)(b)	372,243	5,568,755
Scientific Games Corp. Class A(a)(b)	289,228	8,566,933

		28,117,858
ENVIRONMENTAL CONTROL—1.54%
Mine Safety Appliances Co.	131,136	5,244,129
Republic Services Inc.	376,979	11,196,276
Stericycle Inc.(a)	384,781	19,893,178

		36,333,583
FOOD—0.28%
Hormel Foods Corp.	151,309	5,236,805
Tootsie Roll Industries Inc.	49,486	1,243,583

		6,480,388
FOREST PRODUCTS & PAPER—0.18%
Potlatch Corp.	95,250	4,297,680

		4,297,680
GAS—0.67%
Energen Corp.	201,596	15,730,536

		15,730,536
HAND & MACHINE TOOLS—0.54%
Kennametal Inc.	144,455	4,702,010
Lincoln Electric Holdings Inc.	102,894	8,097,758

		12,799,768
HEALTH CARE—PRODUCTS—5.80%
Advanced Medical Optics Inc.(a)	74,042	1,387,547

Beckman Coulter Inc.	157,094	10,608,558
DENTSPLY International Inc.	425,193	15,647,102
Edwards Lifesciences Corp.(a)	146,821	9,108,775
Gen-Probe Inc.(a)	240,952	11,440,401
Henry Schein Inc.(a)(b)	402,851	20,775,026
Hill-Rom Holdings Inc.	134,057	3,616,858
Hologic Inc.(a)(b)	1,141,758	24,890,324
Kinetic Concepts Inc.(a)(b)	242,141	9,663,847
ResMed Inc.(a)	338,984	12,115,288
Steris Corp.	141,632	4,073,336
TECHNE Corp.(a)	172,453	13,346,138

		136,673,200
HEALTH CARE - SERVICES—3.56%
Apria Healthcare Group Inc.(a)	196,656	3,813,160
Community Health Systems Inc.(a)	423,326	13,961,292
Covance Inc.(a)	280,549	24,132,825
Health Net Inc.(a)	273,645	6,583,899
LifePoint Hospitals Inc.(a)(b)	140,850	3,986,055
Lincare Holdings Inc.(a)	326,514	9,272,998
Psychiatric Solutions Inc.(a)(b)	247,230	9,355,183
Universal Health Services Inc. Class B	136,112	8,605,001
WellCare Health Plans Inc.(a)	115,748	4,184,290

		83,894,703
HOME BUILDERS—1.21%
Hovnanian Enterprises Inc. Class A(a)(b)	114,511	627,520
M.D.C. Holdings Inc.	86,440	3,376,346
NVR Inc.(a)(b)	23,601	11,802,388
Thor Industries Inc.(b)	89,420	1,901,069
Toll Brothers Inc.(a)(b)	573,645	10,744,371

		28,451,694
HOUSEHOLD PRODUCTS & WARES—0.77%
American Greetings Corp. Class A	124,291	1,533,751
Church & Dwight Co. Inc.	296,730	16,720,736

		18,254,487
INSURANCE—1.60%
Brown & Brown Inc.	508,505	8,842,902
HCC Insurance Holdings Inc.	335,220	7,086,551
Radian Group Inc.(b)	231,795	336,103
StanCorp Financial Group Inc.	116,138	5,453,841
W.R. Berkley Corp.	661,756	15,988,025

		37,707,422
INTERNET—2.21%
Avocent Corp.(a)	92,496	1,720,426
Digital River Inc.(a)(b)	166,114	6,408,678
F5 Networks Inc.(a)	365,486	10,387,112
McAfee Inc.(a)	718,268	24,442,660
NetFlix Inc.(a)(b)	98,781	2,575,221
ValueClick Inc.(a)(b)	424,350	6,428,903

		51,963,000
IRON & STEEL—4.26%
Carpenter Technology Corp.	139,050	6,069,533
Cleveland-Cliffs Inc.	403,778	48,126,300
Reliance Steel & Aluminum Co.	172,665	13,310,745
Steel Dynamics Inc.	842,875	32,931,126

		100,437,704

LEISURE TIME—0.12%
Life Time Fitness Inc.(a)(b)	94,052	2,779,237

		2,779,237
MACHINERY—4.07%
AGCO Corp.(a)	216,928	11,369,197
Flowserve Corp.	115,714	15,818,104
Graco Inc.	270,267	10,289,065
IDEX Corp.	169,335	6,238,301
Joy Global Inc.	483,034	36,628,468
Nordson Corp.	66,366	4,837,418
Wabtec Corp.	101,880	4,953,406
Zebra Technologies Corp. Class A(a)	179,812	5,869,064

		96,003,023
MANUFACTURING—3.26%
AptarGroup Inc.	164,341	6,894,105
Brink’s Co. (The)	86,982	5,690,362
Carlisle Companies Inc.	111,435	3,231,615
Crane Co.	86,348	3,326,988
Donaldson Co. Inc.	312,715	13,959,598
Harsco Corp.	165,383	8,998,489
Matthews International Corp. Class A	139,566	6,316,757
Roper Industries Inc.	263,381	17,351,540
SPX Corp.	83,400	10,986,282

		76,755,736
MEDIA—0.38%
John Wiley & Sons Inc. Class A	200,499	9,028,470

		9,028,470
METAL FABRICATE & HARDWARE—0.82%
Commercial Metals Co.	509,316	19,201,213

		19,201,213
OFFICE FURNISHINGS—0.25%
Herman Miller Inc.	178,454	4,441,720
HNI Corp.(b)	87,474	1,544,791

		5,986,511
OIL & GAS—10.22%
Bill Barrett Corp.(a)	40,683	2,416,977
Cimarex Energy Co.	369,732	25,759,228
Denbury Resources Inc.(a)	1,097,608	40,062,692
Encore Acquisition Co.(a)(b)	237,880	17,886,197
Frontier Oil Corp.	463,786	11,089,123
Helmerich & Payne Inc.	172,254	12,405,733
Newfield Exploration Co.(a)	587,867	38,358,322
Patterson-UTI Energy Inc.	392,846	14,158,170
Pioneer Natural Resources Co.	533,392	41,753,926
Plains Exploration & Production Co.(a)	263,886	19,255,761
Quicksilver Resources Inc.(a)	460,048	17,776,255

		240,922,384
OIL & GAS SERVICES—2.74%
Exterran Holdings Inc.(a)	102,774	7,347,313
FMC Technologies Inc.(a)	571,367	43,955,263
Superior Energy Services Inc.(a)	241,410	13,311,347

		64,613,923
PHARMACEUTICALS—2.71%
Cephalon Inc.(a)	178,362	11,894,962
Endo Pharmaceuticals Holdings Inc.(a)	536,575	12,979,749
Medicis Pharmaceutical Corp. Class A	252,648	5,250,025

NBTY Inc.(a)	231,605	7,425,256
Par Pharmaceutical Companies Inc.(a)	154,934	2,514,579
Perrigo Co.	121,744	3,867,807
Sepracor Inc.(a)	480,869	9,578,910
VCA Antech Inc.(a)	376,363	10,455,364

		63,966,652
PIPELINES—0.90%
Equitable Resources Inc.	306,901	21,194,583

		21,194,583
REAL ESTATE—0.36%
Jones Lang LaSalle Inc.	142,056	8,550,351

		8,550,351
RETAIL—8.01%
Advance Auto Parts Inc.	425,305	16,514,593
Aeropostale Inc.(a)	298,569	9,354,167
American Eagle Outfitters Inc.	918,771	12,522,849
AnnTaylor Stores Corp.(a)	129,693	3,107,444
BJ’s Wholesale Club Inc.(a)(b)	120,999	4,682,661
Brinker International Inc.	267,454	5,054,881
CarMax Inc.(a)(b)	381,577	5,414,578
CBRL Group Inc.	58,260	1,427,953
Cheesecake Factory Inc. (The)(a)(b)	286,791	4,562,845
Chico’s FAS Inc.(a)	789,926	4,241,903
Chipotle Mexican Grill Inc. Class A(a)(b)	147,174	12,159,516
Coldwater Creek Inc.(a)(b)	160,824	849,151
Copart Inc.(a)(b)	303,460	12,994,157
Dick’s Sporting Goods Inc.(a)(b)	235,721	4,181,691
Dollar Tree Inc.(a)	400,847	13,103,688
MSC Industrial Direct Co. Inc. Class A	130,412	5,752,473
O’Reilly Automotive Inc.(a)(b)	515,332	11,517,670
Pacific Sunwear of California Inc.(a)	309,195	2,637,433
PetSmart Inc.	369,104	7,363,625
Ross Stores Inc.	592,739	21,054,089
Saks Inc.(a)	223,712	2,456,358
Under Armour Inc. Class A(a)(b)	162,193	4,158,629
Urban Outfitters Inc.(a)(b)	507,186	15,819,131
Williams-Sonoma Inc.	390,789	7,753,254

		188,684,739
SEMICONDUCTORS—1.42%
Cree Inc.(a)(b)	396,479	9,043,686
Cypress Semiconductor Corp.(a)	195,473	4,837,957
Lam Research Corp.(a)	278,790	10,078,259
Semtech Corp.(a)	125,027	1,759,130
Silicon Laboratories Inc.(a)	217,245	7,840,372

		33,559,404
SOFTWARE—5.09%
ACI Worldwide Inc.(a)	154,149	2,711,481
Activision Inc.(a)	768,059	26,167,770
Advent Software Inc.(a)	34,733	1,253,167
Broadridge Financial Solutions Inc.	324,775	6,836,514
Cerner Corp.(a)(b)	298,447	13,483,835
Dun & Bradstreet Corp. (The)	249,073	21,828,758
Fair Isaac Corp.	217,697	4,521,567
Global Payments Inc.	355,061	16,545,843
Metavante Technologies Inc.(a)	236,836	5,357,230
Parametric Technology Corp.(a)	149,777	2,496,783
SEI Investments Co.	559,667	13,163,368
Sybase Inc.(a)	155,939	4,587,725
Wind River Systems Inc.(a)	79,674	867,650

		119,821,691

TELECOMMUNICATIONS—2.37%
ADTRAN Inc.	111,497	2,658,088
CommScope Inc.(a)(b)	127,860	6,747,172
Foundry Networks Inc.(a)(b)	294,097	3,476,227
Harris Corp.	601,059	30,347,469
NeuStar Inc. Class A(a)	139,074	2,998,435
Plantronics Inc.	219,101	4,890,334
Polycom Inc.(a)	195,978	4,774,024

		55,891,749
TEXTILES—0.34%
Mohawk Industries Inc.(a)(b)	123,557	7,920,004

		7,920,004
TOYS, GAMES & HOBBIES—0.30%
Marvel Entertainment Inc.(a)	217,284	6,983,508

		6,983,508
TRANSPORTATION—0.93%
J.B. Hunt Transport Services Inc.	249,511	8,303,726
Kansas City Southern Industries Inc.(a)(b)	166,557	7,326,842
Overseas Shipholding Group Inc.	77,928	6,196,835

		21,827,403
WATER—0.16%
Aqua America Inc.	239,444	3,823,921

		3,823,921

TOTAL COMMON STOCKS
(Cost: $2,309,910,158)		2,354,473,983

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.76%

MONEY MARKET FUNDS—10.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	1,698,506	1,698,506
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	251,756,462	251,756,462

		253,454,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,454,968)		253,454,968

TOTAL INVESTMENTS IN SECURITIES—110.67%
(Cost: $2,563,365,126)		2,607,928,951
Other Assets, Less Liabilities—(10.67)%		(251,383,449)

NET ASSETS—100.00%		$2,356,545,502

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.35%
Harte-Hanks Inc.	81,433	$932,408
Lamar Advertising Co.(a)(b)	181,445	6,537,463

		7,469,871
AEROSPACE & DEFENSE—0.67%
BE Aerospace Inc.(a)	270,093	6,290,466
DRS Technologies Inc.	100,043	7,875,385

		14,165,851
AGRICULTURE—0.23%
Universal Corp.	108,956	4,926,990

		4,926,990
AIRLINES—0.26%
AirTran Holdings Inc.(a)(b)	257,491	525,282
Alaska Air Group Inc.(a)(b)	147,107	2,256,621
JetBlue Airways Corp.(a)(b)	738,207	2,753,512

		5,535,415
APPAREL—0.45%
Hanesbrands Inc.(a)	174,546	4,737,178
Phillips-Van Heusen Corp.	132,248	4,842,922

		9,580,100
AUTO MANUFACTURERS—0.10%
Oshkosh Corp.	98,987	2,048,041

		2,048,041
AUTO PARTS & EQUIPMENT—0.87%
ArvinMeritor Inc.	295,873	3,692,495
BorgWarner Inc.	196,498	8,720,581
Lear Corp.(a)	311,907	4,422,841
Modine Manufacturing Co.	129,100	1,596,967

		18,432,884
BANKS—4.27%
Associated Banc-Corp.	513,238	9,900,361
Bank of Hawaii Corp.	193,135	9,231,853
Cathay General Bancorp(b)	107,419	1,167,645
City National Corp.	162,256	6,826,110
Colonial BancGroup Inc. (The)(b)	812,376	3,590,702
Commerce Bancshares Inc.	159,026	6,306,971
Cullen/Frost Bankers Inc.	236,807	11,804,829
FirstMerit Corp.	326,011	5,317,239
PacWest Bancorp	98,397	1,464,147
SVB Financial Group(a)	67,212	3,233,569
Synovus Financial Corp.(b)	1,329,823	11,609,355
TCF Financial Corp.	438,072	5,270,006
Webster Financial Corp.	211,577	3,935,332

Westamerica Bancorporation(b)	65,292	3,433,706
Wilmington Trust Corp.	271,198	7,170,475

		90,262,300
BEVERAGES—0.12%
PepsiAmericas Inc.	130,068	2,572,745

		2,572,745
BIOTECHNOLOGY—0.66%
PDL BioPharma Inc.	182,294	1,935,962
Vertex Pharmaceuticals Inc.(a)	356,770	11,941,092

		13,877,054
BUILDING MATERIALS—0.41%
Martin Marietta Materials Inc.(b)	83,165	8,615,062

		8,615,062
CHEMICALS—4.35%
Airgas Inc.	143,431	8,374,936
Albemarle Corp.	113,074	4,512,783
Cabot Corp.	259,794	6,315,592
Chemtura Corp.	975,592	5,697,457
Cytec Industries Inc.	97,990	5,346,334
Ferro Corp.	175,569	3,293,674
FMC Corp.	153,730	11,904,851
Lubrizol Corp.	274,428	12,714,249
Minerals Technologies Inc.	41,947	2,667,410
Olin Corp.	300,551	7,868,425
RPM International Inc.	491,204	10,118,802
Sensient Technologies Corp.	193,794	5,457,239
Valspar Corp. (The)	400,899	7,581,000

		91,852,752
COAL—1.11%
Arch Coal Inc.	313,413	23,515,377

		23,515,377
COMMERCIAL SERVICES—3.85%
Avis Budget Group Inc.(a)	407,904	3,414,157
ChoicePoint Inc.(a)	102,103	4,921,365
Corrections Corp. of America(a)	216,461	5,946,184
Deluxe Corp.	113,846	2,028,736
DeVry Inc.	106,179	5,693,318
Kelly Services Inc. Class A	89,693	1,733,766
Manpower Inc.	319,637	18,615,659
MPS Group Inc.(a)	380,542	4,045,161
Quanta Services Inc.(a)(b)	506,791	16,860,937
Rent-A-Center Inc.(a)	268,700	5,527,159
Service Corp. International	662,388	6,531,146
United Rentals Inc.(a)	305,902	5,998,738

		81,316,326
COMPUTERS—2.29%
Cadence Design Systems Inc.(a)	707,219	7,142,912
Diebold Inc.	265,113	9,432,721
Imation Corp.	126,408	2,897,271
Jack Henry & Associates Inc.	120,799	2,614,090
Mentor Graphics Corp.(a)	366,139	5,784,996
NCR Corp.(a)	350,997	8,845,124
Palm Inc.(b)	432,708	2,332,296
Synopsys Inc.(a)	385,373	9,214,268

		48,263,678

COSMETICS & PERSONAL CARE—0.26%
Alberto-Culver Co.	205,916	5,409,413

		5,409,413
DISTRIBUTION & WHOLESALE—0.83%
Ingram Micro Inc. Class A(a)	576,415	10,231,366
Tech Data Corp.(a)	213,183	7,224,772

		17,456,138
DIVERSIFIED FINANCIAL SERVICES—0.99%
AmeriCredit Corp.(a)(b)	464,690	4,005,628
Jefferies Group Inc.(b)	249,117	4,190,148
Raymond James Financial Inc.	228,502	6,030,168
Waddell & Reed Financial Inc. Class A	188,799	6,609,853

		20,835,797
ELECTRIC—10.45%
Alliant Energy Corp.	444,798	15,238,780
Aquila Inc.(a)	1,514,263	5,708,772
Black Hills Corp.	154,830	4,963,850
DPL Inc.(b)	457,665	12,073,203
Energy East Corp.	637,593	15,761,299
Great Plains Energy Inc.	347,917	8,795,342
Hawaiian Electric Industries Inc.	338,941	8,382,011
IDACORP Inc.	182,384	5,269,074
MDU Resources Group Inc.	736,364	25,669,649
Northeast Utilities	626,046	15,982,954
NSTAR	430,215	14,549,871
OGE Energy Corp.	370,465	11,747,445
PNM Resources Inc.	348,725	4,170,751
Puget Energy Inc.	522,370	12,531,656
SCANA Corp.	469,855	17,384,635
Sierra Pacific Resources Corp.	942,411	11,978,044
Westar Energy Inc.	422,047	9,078,231
Wisconsin Energy Corp.	470,859	21,292,244

		220,577,811
ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
AMETEK Inc.	155,009	7,319,525
Hubbell Inc. Class B	142,282	5,672,783

		12,992,308
ELECTRONICS—2.12%
Arrow Electronics Inc.(a)	494,250	15,183,360
Avnet Inc.(a)	296,988	8,101,833
Gentex Corp.	259,159	3,742,256
KEMET Corp.(a)(b)	337,251	1,092,693
National Instruments Corp.	116,075	3,293,048
Thomas & Betts Corp.(a)	97,205	3,679,209
Varian Inc.(a)	57,260	2,923,696
Vishay Intertechnology Inc.(a)	751,425	6,665,140

		44,681,235
ENGINEERING & CONSTRUCTION—2.09%
Dycom Industries Inc.(a)	88,806	1,289,463
Granite Construction Inc.	70,213	2,213,816
KBR Inc.	437,672	15,279,130
Shaw Group Inc. (The)(a)	180,356	11,144,197
URS Corp.(a)	339,903	14,265,729

		44,192,335
ENTERTAINMENT—0.08%
International Speedway Corp. Class A	42,298	1,650,891

		1,650,891

ENVIRONMENTAL CONTROL—0.41%
Republic Services Inc.	290,013	8,613,386

		8,613,386
FOOD—2.14%
Corn Products International Inc.	298,686	14,668,469
Hormel Foods Corp.	153,482	5,312,012
J.M. Smucker Co. (The)	223,983	9,102,669
Ruddick Corp.	149,660	5,134,835
Smithfield Foods Inc.(a)(b)	471,077	9,365,011
Tootsie Roll Industries Inc.(b)	64,152	1,612,140

		45,195,136
FOREST PRODUCTS & PAPER—1.19%
Louisiana-Pacific Corp.	416,762	3,538,309
Potlatch Corp.	73,174	3,301,611
Rayonier Inc.	315,947	13,415,110
Temple-Inland Inc.	428,361	4,827,628

		25,082,658
GAS—1.68%
AGL Resources Inc.	308,342	10,662,466
Energen Corp.	106,922	8,343,124
Vectren Corp.	307,682	9,602,755
WGL Holdings Inc.	199,345	6,925,245

		35,533,590
HAND & MACHINE TOOLS—0.57%
Kennametal Inc.	179,548	5,844,287
Lincoln Electric Holdings Inc.	79,230	6,235,401

		12,079,688
HEALTH CARE - PRODUCTS—1.47%
Advanced Medical Optics Inc.(a)(b)	179,125	3,356,803
Beckman Coulter Inc.	111,254	7,512,983
DENTSPLY International Inc.	215,954	7,947,107
Edwards Lifesciences Corp.(a)(b)	88,497	5,490,354
Hill-Rom Holdings Inc.	130,675	3,525,612
Steris Corp.	108,765	3,128,081

		30,960,940
HEALTH CARE - SERVICES—1.16%
Health Management Associates Inc. Class A(a)	980,896	6,385,633
Health Net Inc.(a)	186,120	4,478,047
Kindred Healthcare Inc.(a)	120,523	3,466,241
LifePoint Hospitals Inc.(a)(b)	92,014	2,603,996
Universal Health Services Inc. Class B	82,061	5,187,896
WellCare Health Plans Inc.(a)	63,850	2,308,178

		24,429,991
HOME BUILDERS—0.37%
Hovnanian Enterprises Inc. Class A(a)(b)	79,866	437,666
M.D.C. Holdings Inc.	63,552	2,482,341
Ryland Group Inc.	171,076	3,731,168
Thor Industries Inc.(b)	57,987	1,232,804

		7,883,979
HOME FURNISHINGS—0.13%
Furniture Brands International Inc.	197,272	2,635,554

		2,635,554

HOUSEHOLD PRODUCTS & WARES—0.66%
American Greetings Corp. Class A	84,581	1,043,730
Blyth Inc.	95,553	1,149,503
Scotts Miracle-Gro Co. (The) Class A	179,149	3,147,648
Tupperware Brands Corp.	249,923	8,552,365

		13,893,246
INSURANCE—5.23%
American Financial Group Inc.	285,449	7,635,761
Arthur J. Gallagher & Co.	373,581	9,003,302
Everest Re Group Ltd.	249,394	19,879,196
Fidelity National Financial Inc.	861,894	10,859,864
First American Corp.	372,853	9,843,319
Hanover Insurance Group Inc. (The)	207,116	8,802,430
HCC Insurance Holdings Inc.	142,870	3,020,272
Horace Mann Educators Corp.	163,853	2,297,219
Mercury General Corp.	143,428	6,700,956
Old Republic International Corp.	928,624	10,994,908
PMI Group Inc. (The)(b)	329,519	642,562
Protective Life Corp.	281,278	10,702,628
Radian Group Inc.(b)	107,547	155,943
StanCorp Financial Group Inc.	92,765	4,356,244
Unitrin Inc.	202,465	5,581,960

		110,476,564
INTERNET—0.20%
Avocent Corp.(a)	97,798	1,819,043
NetFlix Inc.(a)(b)	92,800	2,419,296

		4,238,339
INVESTMENT COMPANIES—0.39%
Apollo Investment Corp.	572,655	8,206,146

		8,206,146
IRON & STEEL—0.50%
Carpenter Technology Corp.	67,576	2,949,692
Reliance Steel & Aluminum Co.	99,771	7,691,346

		10,641,038
LEISURE TIME—0.22%
Callaway Golf Co.	266,686	3,154,895
Life Time Fitness Inc.(a)(b)	52,021	1,537,221

		4,692,116
LODGING—0.13%
Boyd Gaming Corp.(b)	226,037	2,839,025

		2,839,025
MACHINERY—2.22%
AGCO Corp.(a)	173,643	9,100,630
Flowserve Corp.	127,621	17,445,791
IDEX Corp.	178,668	6,582,129
Nordson Corp.	76,132	5,549,262
Wabtec Corp.	103,284	5,021,668
Zebra Technologies Corp. Class A(a)	94,516	3,085,002

		46,784,482
MANUFACTURING—4.62%
AptarGroup Inc.	125,962	5,284,106
Brink’s Co. (The)	112,718	7,374,012
Carlisle Companies Inc.	145,030	4,205,870
Crane Co.	126,798	4,885,527
Federal Signal Corp.	193,239	2,318,868

Harsco Corp.	190,114	10,344,103
Lancaster Colony Corp.	83,578	2,530,742
Pentair Inc.	399,147	13,978,128
Roper Industries Inc.	122,401	8,063,778
SPX Corp.	139,809	18,417,040
Teleflex Inc.	159,394	8,860,712
Trinity Industries Inc.	326,082	11,311,785

		97,574,671
MEDIA—0.38%
Belo Corp. Class A	353,744	2,585,869
Entercom Communications Corp.	106,727	749,224
Lee Enterprises Inc.(b)	156,658	625,065
Media General Inc. Class A(b)	91,700	1,095,815
Scholastic Corp.(a)	105,015	3,009,730

		8,065,703
METAL FABRICATE & HARDWARE—0.86%
Timken Co. (The)	386,680	12,737,239
Worthington Industries Inc.	259,040	5,310,320

		18,047,559
OFFICE FURNISHINGS—0.16%
Herman Miller Inc.	66,234	1,648,564
HNI Corp.(b)	100,454	1,774,018

		3,422,582
OIL & GAS—5.09%
Bill Barrett Corp.(a)(b)	99,281	5,898,284
Forest Oil Corp.(a)	357,376	26,624,512
Helmerich & Payne Inc.	264,699	19,063,622
Patterson-UTI Energy Inc.	267,837	9,652,846
Plains Exploration & Production Co.(a)	194,855	14,218,569
Pride International Inc.(a)	676,002	31,968,135

		107,425,968
OIL & GAS SERVICES—1.50%
Exterran Holdings Inc.(a)	171,977	12,294,636
Superior Energy Services Inc.(a)	107,348	5,919,169
Tidewater Inc.	207,258	13,477,988

		31,691,793
PACKAGING & CONTAINERS—0.96%
Packaging Corp. of America	368,177	7,919,487
Sonoco Products Co.	400,799	12,404,729

		20,324,216
PHARMACEUTICALS—1.56%
Cephalon Inc.(a)	111,803	7,456,142
Omnicare Inc.	490,027	12,848,508
Perrigo Co.	203,476	6,464,433
Valeant Pharmaceuticals International(a)(b)	360,040	6,160,284

		32,929,367
PIPELINES—2.70%
Equitable Resources Inc.	245,603	16,961,343
National Fuel Gas Co.	327,190	19,461,261
ONEOK Inc.	419,923	20,504,840

		56,927,444
REAL ESTATE INVESTMENT TRUSTS—10.34%
Alexandria Real Estate Equities Inc.(b)	129,220	12,578,275
AMB Property Corp.	394,559	19,877,882

BRE Properties Inc. Class A	205,548	8,896,117
Camden Property Trust	214,016	9,472,348
Cousins Properties Inc.(b)	146,181	3,376,781
Duke Realty Corp.	590,476	13,256,186
Equity One Inc.	148,913	3,060,162
Federal Realty Investment Trust(b)	236,768	16,336,992
Health Care REIT Inc.	361,658	16,093,781
Highwoods Properties Inc.	229,814	7,220,756
Hospitality Properties Trust(b)	378,528	9,258,795
Liberty Property Trust	373,655	12,386,663
Macerich Co. (The)	301,004	18,701,379
Mack-Cali Realty Corp.	264,686	9,044,321
Nationwide Health Properties Inc.	388,337	12,228,732
Realty Income Corp.(b)	408,181	9,290,200
Regency Centers Corp.	281,629	16,649,906
UDR Inc.	516,590	11,561,284
Weingarten Realty Investors	300,706	9,117,406

		218,407,966
RETAIL—2.91%
AnnTaylor Stores Corp.(a)	121,615	2,913,895
Barnes & Noble Inc.	183,322	4,553,718
BJ’s Wholesale Club Inc.(a)(b)	133,133	5,152,247
Bob Evans Farms Inc.	124,979	3,574,399
Borders Group Inc.(b)	243,984	1,463,904
Brinker International Inc.	167,288	3,161,743
CarMax Inc.(a)(b)	536,982	7,619,775
CBRL Group Inc.	36,420	892,654
Charming Shoppes Inc.(a)	457,895	2,101,738
Coldwater Creek Inc.(a)	97,767	516,210
Collective Brands Inc.(a)(b)	258,183	3,002,668
Dick’s Sporting Goods Inc.(a)(b)	124,894	2,215,620
Foot Locker Inc.	624,593	7,776,183
MSC Industrial Direct Co. Inc. Class A	66,193	2,919,773
99 Cents Only Stores(a)(b)	189,344	1,249,669
PetSmart Inc.	179,965	3,590,302
Regis Corp.	173,488	4,571,409
Saks Inc.(a)(b)	376,024	4,128,744

		61,404,651
SAVINGS & LOANS—2.04%
Astoria Financial Corp.	329,255	6,611,440
First Niagara Financial Group Inc.	442,314	5,688,158
New York Community Bancorp Inc.	1,372,474	24,484,936
Washington Federal Inc.	352,909	6,387,653

		43,172,187
SEMICONDUCTORS—2.93%
Atmel Corp.(a)	1,797,165	6,254,134
Cypress Semiconductor Corp.(a)(b)	430,670	10,659,083
Fairchild Semiconductor International Inc. Class A(a)	502,396	5,893,105
Integrated Device Technology Inc.(a)	690,761	6,866,164
International Rectifier Corp.(a)	292,515	5,616,288
Intersil Corp. Class A	498,606	12,126,098
Lam Research Corp.(a)	251,698	9,098,883
Semtech Corp.(a)	137,584	1,935,807
TriQuint Semiconductor Inc.(a)	578,086	3,503,201

		61,952,763
SOFTWARE—2.07%
Activision Inc.(a)	501,949	17,101,402
Acxiom Corp.	273,387	3,141,217
Advent Software Inc.(a)	41,787	1,507,675

Broadridge Financial Solutions Inc.	270,697	5,698,172
Metavante Technologies Inc.(a)	148,393	3,356,650
Parametric Technology Corp.(a)	329,654	5,495,332
Sybase Inc.(a)	178,419	5,249,087
Wind River Systems Inc.(a)	202,743	2,207,871

		43,757,406
TELECOMMUNICATIONS—2.91%
ADC Telecommunications Inc.(a)(b)	474,397	7,006,845
ADTRAN Inc.	127,711	3,044,630
Cincinnati Bell Inc.(a)	980,673	3,903,079
CommScope Inc.(a)(b)	163,011	8,602,090
Foundry Networks Inc.(a)(b)	323,740	3,826,607
NeuStar Inc. Class A(a)	187,884	4,050,779
Polycom Inc.(a)	176,587	4,301,659
RF Micro Devices Inc.(a)	1,063,722	3,084,794
Telephone and Data Systems Inc.	428,565	20,258,268
3Com Corp.(a)	1,628,715	3,452,876

		61,531,627
TEXTILES—0.34%
Mohawk Industries Inc.(a)(b)	111,720	7,161,252

		7,161,252
TRANSPORTATION—1.76%
Alexander & Baldwin Inc.	166,470	7,582,709
Con-way Inc.	183,368	8,665,972
J.B. Hunt Transport Services Inc.	121,239	4,034,834
Kansas City Southern Industries Inc.(a)	162,701	7,157,217
Overseas Shipholding Group Inc.	37,867	3,011,184
Werner Enterprises Inc.	179,270	3,330,837
YRC Worldwide Inc.(a)(b)	230,088	3,421,409

		37,204,162
TRUCKING & LEASING—0.39%
GATX Corp.	184,980	8,200,163

		8,200,163
WATER—0.24%
Aqua America Inc.	322,790	5,154,956

		5,154,956

TOTAL COMMON STOCKS
(Cost: $2,273,736,230)		2,108,772,688

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.62%

MONEY MARKET FUNDS—8.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	2,919,357	2,919,357
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	179,076,341	179,076,341

		181,995,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,995,698)		181,995,698

TOTAL INVESTMENTS IN SECURITIES—108.48%
(Cost: $2,455,731,928)	2,290,768,386
Other Assets, Less Liabilities—(8.48)%	(179,112,423)

NET ASSETS—100.00%	$2,111,655,963

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.20%
inVentiv Health Inc.(a)	294,254	$8,177,319

		8,177,319
AEROSPACE & DEFENSE—2.26%
AAR Corp.(a)	344,017	4,654,550
Curtiss-Wright Corp.	400,666	17,925,797
Esterline Technologies Corp.(a)	264,382	13,023,457
GenCorp Inc.(a)(b)	509,362	3,647,032
Kaman Corp.	225,746	5,137,979
Moog Inc. Class A(a)(b)	381,875	14,221,025
Orbital Sciences Corp.(a)	524,319	12,352,956
Teledyne Technologies Inc.(a)(b)	317,066	15,469,650
Triumph Group Inc.	148,227	6,981,492

		93,413,938
AGRICULTURE—0.26%
Alliance One International Inc.(a)	798,253	4,079,073
Andersons Inc. (The)	161,963	6,593,514

		10,672,587
AIRLINES—0.16%
SkyWest Inc.	523,354	6,620,428

		6,620,428
APPAREL—1.96%
Crocs Inc.(a)(b)	742,333	5,946,087
Deckers Outdoor Corp.(a)(b)	116,804	16,259,117
Gymboree Corp.(a)	258,214	10,346,635
Iconix Brand Group Inc.(a)(b)	516,435	6,238,535
K-Swiss Inc. Class A	239,912	3,526,706
Maidenform Brands Inc.(a)	169,364	2,286,414
Oxford Industries Inc.	126,227	2,417,247
Perry Ellis International Inc.(a)	102,603	2,177,236
Quiksilver Inc.(a)	1,121,919	11,017,245
SKECHERS U.S.A. Inc. Class A(a)	292,580	5,781,381
Volcom Inc.(a)	131,023	3,135,380
Wolverine World Wide Inc.	445,110	11,871,084

		81,003,067
AUTO MANUFACTURERS—0.05%
Wabash National Corp.	275,300	2,081,268

		2,081,268
AUTO PARTS & EQUIPMENT—0.27%
ATC Technology Corp.(a)	190,672	4,438,844
Spartan Motors Inc.	290,620	2,170,931
Standard Motor Products Inc.	106,921	872,475
Superior Industries International Inc.	207,366	3,500,338

		10,982,588

BANKS—4.89%
Bank Mutual Corp.	427,756	4,294,670
Boston Private Financial Holdings Inc.	340,174	1,928,787
Cascade Bancorp(b)	250,966	1,932,438
Central Pacific Financial Corp.	258,608	2,756,761
Columbia Banking System Inc.	161,515	3,122,085
Community Bank System Inc.	265,897	5,482,796
Corus Bankshares Inc.(b)	288,487	1,200,106
East West Bancorp Inc.(b)	566,533	3,999,723
First BanCorp (Puerto Rico)	678,444	4,301,335
First Commonwealth Financial Corp.	571,602	5,333,047
First Financial Bancorp	276,274	2,541,721
First Financial Bankshares Inc.	182,426	8,356,935
First Midwest Bancorp Inc.	435,190	8,116,293
Frontier Financial Corp.(b)	371,967	3,169,159
Glacier Bancorp Inc.	482,700	7,718,373
Hancock Holding Co.	216,157	8,492,809
Hanmi Financial Corp.	348,102	1,813,611
Independent Bank Corp. (Michigan)	180,535	722,140
Irwin Financial Corp.(b)	169,415	455,726
Nara Bancorp Inc.	196,396	2,107,329
National Penn Bancshares Inc.	708,680	9,411,270
Old National Bancorp	590,030	8,413,828
PrivateBancorp Inc.(b)	252,040	7,656,975
Prosperity Bancshares Inc.	344,639	9,212,200
Provident Bankshares Corp.	289,951	1,849,887
Signature Bank(a)	266,944	6,876,477
South Financial Group Inc. (The)(b)	652,535	2,557,937
Sterling Bancorp	160,583	1,918,967
Sterling Bancshares Inc.	656,476	5,967,367
Sterling Financial Corp. (Washington)	465,007	1,925,129
Susquehanna Bancshares Inc.	766,912	10,499,025
TrustCo Bank Corp. NY	677,116	5,024,201
UCBH Holdings Inc.	991,662	2,231,239
UMB Financial Corp.	318,594	16,334,314
Umpqua Holdings Corp.(b)	537,866	6,524,315
United Bancshares Inc.	344,803	7,913,229
United Community Banks Inc.(b)	355,053	3,028,602
Whitney Holding Corp.	573,672	10,498,198
Wilshire Bancorp Inc.	158,779	1,360,736
Wintrust Financial Corp.	211,530	5,044,990

		202,094,730
BEVERAGES—0.28%
Boston Beer Co. Inc. Class A(a)	89,571	3,643,748
Green Mountain Coffee Roasters Inc.(a)(b)	154,598	5,808,247
Peet’s Coffee & Tea Inc.(a)(b)	112,629	2,232,307

		11,684,302
BIOTECHNOLOGY—1.06%
ArQule Inc.(a)	311,679	1,012,957
Cambrex Corp.(a)	259,513	1,523,341
CryoLife Inc.(a)	223,057	2,551,772
Enzo Biochem Inc.(a)(b)	282,247	3,166,811
Integra LifeSciences Holdings Corp.(a)	170,196	7,570,318
Martek Biosciences Corp.(a)	295,327	9,955,473
Regeneron Pharmaceuticals Inc.(a)	559,062	8,072,855
Savient Pharmaceuticals Inc.(a)(b)	396,348	10,027,604

		43,881,131

BUILDING MATERIALS—1.44%
Apogee Enterprises Inc.	258,027	4,169,716
Drew Industries Inc.(a)	163,519	2,608,128
Lennox International Inc.	506,519	14,668,790
NCI Building Systems Inc.(a)(b)	174,523	6,410,230
Quanex Building Products Corp.	333,798	4,960,238
Simpson Manufacturing Co. Inc.(b)	335,535	7,965,601
Texas Industries Inc.(b)	245,574	13,784,069
Universal Forest Products Inc.	169,662	5,083,074

		59,649,846
CHEMICALS—1.36%
A. Schulman Inc.	243,263	5,602,347
Arch Chemicals Inc.	223,008	7,392,715
Georgia Gulf Corp.(b)	309,488	897,515
H.B. Fuller Co.	471,409	10,578,418
NewMarket Corp.	123,428	8,174,636
OM Group Inc.(a)	272,288	8,928,324
OMNOVA Solutions Inc.(a)	386,902	1,075,588
Penford Corp.	100,589	1,496,764
PolyOne Corp.(a)	835,866	5,825,986
Quaker Chemical Corp.	91,749	2,446,028
Tronox Inc. Class B	373,286	1,127,324
Zep Inc.	188,085	2,798,705

		56,344,350
COAL—0.89%
Patriot Coal Corp.(a)	239,212	36,668,807

		36,668,807
COMMERCIAL SERVICES—4.84%
Aaron Rents Inc.	477,403	10,660,409
ABM Industries Inc.	397,197	8,837,633
Administaff Inc.	204,760	5,710,756
AMN Healthcare Services Inc.(a)	269,696	4,563,256
Arbitron Inc.	244,464	11,612,040
Bankrate Inc.(a)(b)	118,828	4,642,610
Bowne & Co. Inc.	238,365	3,039,154
CDI Corp.	122,080	3,105,715
Chemed Corp.	212,860	7,792,805
Coinstar Inc.(a)(b)	249,563	8,163,206
Consolidated Graphics Inc.(a)	99,170	4,886,106
CPI Corp.	47,406	887,914
Cross Country Healthcare Inc.(a)	275,496	3,969,897
Gevity HR Inc.	208,969	1,124,253
Healthcare Services Group Inc.	385,198	5,858,862
HealthSpring Inc.(a)	448,075	7,563,506
Heidrick & Struggles International Inc.	152,339	4,210,650
Hillenbrand Inc.	559,519	11,973,707
HMS Holdings Corp.(a)	197,929	4,249,536
Kendle International Inc.(a)(b)	115,690	4,203,018
Live Nation Inc.(a)(b)	675,249	7,144,134
MAXIMUS Inc.	165,934	5,777,822
Midas Inc.(a)(b)	124,527	1,681,114
On Assignment Inc.(a)	316,875	2,541,338
PAREXEL International Corp.(a)	505,879	13,309,676
PharmaNet Development Group Inc.(a)	170,928	2,695,535
Pre-Paid Legal Services Inc.(a)	74,402	3,022,209
Rewards Network Inc.(a)	239,086	982,643
Spherion Corp.(a)	482,107	2,227,334
StarTek Inc.(a)	102,094	959,684
TrueBlue Inc.(a)	395,053	5,218,650
Universal Technical Institute Inc.(a)(b)	187,370	2,334,630
Viad Corp.	184,907	4,768,752

Volt Information Sciences Inc.(a)	120,837	1,439,169
Watson Wyatt Worldwide Inc.	381,195	20,161,404
Wright Express Corp.(a)	347,935	8,628,788

		199,947,915
COMPUTERS—2.66%
Agilysys Inc.	205,373	2,328,930
Ansoft Corp.(a)	142,203	5,176,189
CACI International Inc. Class A(a)(b)	268,751	12,300,733
Catapult Communications Corp.(a)	83,110	591,743
CIBER Inc.(a)	481,047	2,987,302
FactSet Research Systems Inc.	376,949	21,244,846
Hutchinson Technology Inc.(a)	211,038	2,836,351
Manhattan Associates Inc.(a)	219,735	5,214,312
Mercury Computer Systems Inc.(a)(b)	205,784	1,549,554
MICROS Systems Inc.(a)	728,797	22,221,021
MTS Systems Corp.	155,827	5,591,073
Radiant Systems Inc.(a)	242,628	2,603,398
RadiSys Corp.(a)	200,831	1,819,529
SI International Inc.(a)	117,556	2,461,623
Stratasys Inc.(a)(b)	185,425	3,422,946
Sykes Enterprises Inc.(a)	293,880	5,542,577
Synaptics Inc.(a)(b)	203,264	7,669,151
Tyler Technologies Inc.(a)(b)	305,891	4,150,941

		109,712,219
COSMETICS & PERSONAL CARE—0.27%
Chattem Inc.(a)(b)	171,814	11,176,501

		11,176,501
DISTRIBUTION & WHOLESALE—1.70%
Brightpoint Inc.(a)	459,745	3,356,139
Building Materials Holding Corp.(b)	265,774	470,420
LKQ Corp.(a)(b)	1,028,366	18,582,574
Owens & Minor Inc.	367,385	16,785,821
Pool Corp.(b)	428,647	7,612,771
ScanSource Inc.(a)	233,739	6,254,856
United Stationers Inc.(a)(b)	209,250	7,731,788
Watsco Inc.	221,738	9,268,648

		70,063,017
DIVERSIFIED FINANCIAL SERVICES—1.38%
Financial Federal Corp.	228,454	5,016,850
Investment Technology Group Inc.(a)	390,304	13,059,572
LaBranche & Co. Inc.(a)	485,511	3,437,418
National Financial Partners Corp.	353,539	7,007,143
optionsXpress Holdings Inc.	377,476	8,432,814
Piper Jaffray Companies(a)	137,207	4,024,281
Portfolio Recovery Associates Inc.(a)(b)	136,292	5,110,950
SWS Group Inc.	198,377	3,295,042
TradeStation Group Inc.(a)	249,893	2,536,414
World Acceptance Corp.(a)	146,753	4,941,174

		56,861,658
ELECTRIC—1.52%
ALLETE Inc.(b)	232,158	9,750,636
Avista Corp.	475,178	10,197,320
Central Vermont Public Service Corp.	92,927	1,799,996
CH Energy Group Inc.	121,996	4,339,398
Cleco Corp.	537,133	12,531,313
El Paso Electric Co.(a)	401,535	7,950,393
UIL Holdings Corp.	225,873	6,642,925
UniSource Energy Corp.	308,610	9,569,996

		62,781,977

ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Advanced Energy Industries Inc.(a)	296,249	4,058,611
Belden Inc.	391,352	13,259,006
C&D Technologies Inc.(a)(b)	230,605	1,950,918
Greatbatch Inc.(a)(b)	202,417	3,501,814
Littelfuse Inc.(a)	194,177	6,126,284
Magnetek Inc.(a)	270,946	1,146,102
Vicor Corp.	172,645	1,722,997

		31,765,732
ELECTRONICS—4.72%
Analogic Corp.	119,876	7,560,579
Bel Fuse Inc. Class B	105,668	2,611,056
Benchmark Electronics Inc.(a)	604,764	9,881,844
Brady Corp. Class A	485,167	16,752,817
Checkpoint Systems Inc.(a)	355,801	7,429,125
CTS Corp.	300,683	3,021,864
Cubic Corp.	138,831	3,093,155
Cymer Inc.(a)(b)	272,280	7,318,886
Daktronics Inc.	302,190	6,095,172
Dionex Corp.(a)(b)	164,217	10,899,082
Electro Scientific Industries Inc.(a)	243,497	3,450,352
FARO Technologies Inc.(a)	149,131	3,753,627
FEI Co.(a)(b)	326,366	7,434,617
II-VI Inc.(a)	218,475	7,629,147
Itron Inc.(a)(b)	306,193	30,114,082
Keithley Instruments Inc.	124,517	1,182,912
LoJack Corp.(a)	159,692	1,271,148
Methode Electronics Inc.	340,677	3,560,075
Park Electrochemical Corp.	181,953	4,423,277
Photon Dynamics Inc.(a)	159,783	2,409,528
Planar Systems Inc.(a)(b)	162,086	421,424
Plexus Corp.(a)	379,278	10,498,415
Rogers Corp.(a)	160,726	6,041,690
Sonic Solutions Inc.(a)(b)	236,270	1,408,169
Technitrol Inc.	366,782	6,231,626
TTM Technologies Inc.(a)(b)	380,724	5,029,364
Watts Water Technologies Inc. Class A	265,454	6,609,805
Woodward Governor Co.	522,306	18,625,432

		194,758,270
ENERGY - ALTERNATE SOURCES—0.11%
Headwaters Inc.(a)(b)	375,801	4,423,178

		4,423,178
ENGINEERING & CONSTRUCTION—0.51%
EMCOR Group Inc.(a)	606,118	17,292,547
Insituform Technologies Inc. Class A(a)(b)	246,678	3,756,906

		21,049,453
ENTERTAINMENT—0.17%
Pinnacle Entertainment Inc.(a)(b)	538,093	5,644,596
Shuffle Master Inc.(a)(b)	314,846	1,555,339

		7,199,935
ENVIRONMENTAL CONTROL—1.04%
Darling International Inc.(a)	728,906	12,041,527
Tetra Tech Inc.(a)(b)	525,113	11,878,056
Waste Connections Inc.(a)	594,184	18,972,295

		42,891,878

FOOD—1.95%
Flowers Foods Inc.	701,134	19,870,138
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	206,409	4,710,253
Hain Celestial Group Inc.(a)	361,141	8,479,591
J&J Snack Foods Corp.	125,851	3,449,576
Lance Inc.	280,683	5,268,420
Nash Finch Co.	114,447	3,922,099
Ralcorp Holdings Inc.(a)	230,260	11,384,054
Sanderson Farms Inc.	138,001	4,763,795
Spartan Stores Inc.	196,470	4,518,810
TreeHouse Foods Inc.(a)	279,054	6,769,850
United Natural Foods Inc.(a)(b)	384,597	7,491,950

		80,628,536
FOREST PRODUCTS & PAPER—0.61%
Buckeye Technologies Inc.(a)	353,142	2,987,581
Deltic Timber Corp.	94,910	5,078,634
Neenah Paper Inc.	131,437	2,196,312
Rock-Tenn Co. Class A	300,645	9,016,344
Schweitzer-Mauduit International Inc.	139,099	2,343,818
Wausau Paper Corp.	442,954	3,415,175

		25,037,864
GAS—3.62%
Atmos Energy Corp.	806,576	22,237,300
Laclede Group Inc. (The)	195,339	7,885,835
New Jersey Resources Corp.	375,323	12,254,296
Northwest Natural Gas Co.	236,812	10,954,923
Piedmont Natural Gas Co.	655,328	17,143,380
South Jersey Industries Inc.	266,228	9,946,278
Southern Union Co.	1,109,425	29,976,664
Southwest Gas Corp.	386,942	11,503,786
UGI Corp.	956,374	27,457,498

		149,359,960
HAND & MACHINE TOOLS—0.64%
Baldor Electric Co.	412,899	14,443,207
Regal Beloit Corp.	287,061	12,128,327

		26,571,534
HEALTH CARE - PRODUCTS—4.64%
Abaxis Inc.(a)	193,870	4,678,083
American Medical Systems Holdings Inc.(a)(b)	650,854	9,730,267
ArthroCare Corp.(a)(b)	238,337	9,726,533
BIOLASE Technology Inc.(a)	211,545	723,484
CONMED Corp.(a)(b)	256,701	6,815,412
Cooper Companies Inc. (The)	402,558	14,955,030
Cyberonics Inc.(a)(b)	201,650	4,375,805
Datascope Corp.	117,000	5,499,000
Haemonetics Corp.(a)	230,371	12,776,376
ICU Medical Inc.(a)	109,511	2,505,612
IDEXX Laboratories Inc.(a)	539,633	26,301,712
Immucor Inc.(a)	627,256	16,233,385
Invacare Corp.	287,378	5,874,006
Kensey Nash Corp.(a)	104,610	3,352,751
LCA-Vision Inc.(b)	166,741	795,355
Mentor Corp.(b)	302,709	8,421,364
Meridian Bioscience Inc.	359,252	9,671,064
Merit Medical Systems Inc.(a)	245,518	3,609,115
Osteotech Inc.(a)	157,417	895,703
Palomar Medical Technologies Inc.(a)	164,807	1,644,774
PSS World Medical Inc.(a)	555,267	9,050,852

SurModics Inc.(a)(b)	137,686	6,173,840
Symmetry Medical Inc.(a)	317,255	5,145,876
Vital Sign Inc.	71,630	4,067,151
West Pharmaceutical Services Inc.	288,775	12,498,182
Zoll Medical Corp.(a)	186,059	6,264,607

		191,785,339
HEALTH CARE - SERVICES—2.73%
Air Methods Corp.(a)	96,437	2,410,925
Amedisys Inc.(a)(b)	237,000	11,949,540
AMERIGROUP Corp.(a)	479,713	9,978,030
AmSurg Corp.(a)	282,041	6,867,698
Centene Corp.(a)	386,075	6,482,199
Gentiva Health Services Inc.(a)	252,931	4,818,336
Healthways Inc.(a)	315,043	9,325,273
LHC Group Inc.(a)	130,034	3,023,291
Magellan Health Services Inc.(a)	361,333	13,380,161
MedCath Corp.(a)	112,391	2,020,790
Molina Healthcare Inc.(a)	127,873	3,112,429
Odyssey Healthcare Inc.(a)	293,715	2,860,784
Pediatrix Medical Group Inc.(a)	422,130	20,781,460
RehabCare Group Inc.(a)	162,045	2,597,581
Res-Care Inc.(a)	227,969	4,053,289
Sunrise Senior Living Inc.(a)(b)	402,551	9,049,346

		112,711,132
HOME BUILDERS—0.45%
Champion Enterprises Inc.(a)(b)	695,913	4,071,091
Fleetwood Enterprises Inc.(a)(b)	683,168	1,789,900
M/I Homes Inc.	110,965	1,745,479
Meritage Homes Corp.(a)	273,395	4,147,402
Monaco Coach Corp.(b)	271,639	825,783
Skyline Corp.	61,093	1,435,686
Standard-Pacific Corp.(b)	586,682	1,982,985
Winnebago Industries Inc.(b)	260,985	2,659,437

		18,657,763
HOME FURNISHINGS—0.37%
Audiovox Corp. Class A(a)(b)	164,909	1,619,406
Bassett Furniture Industries Inc.	107,080	1,263,544
Ethan Allen Interiors Inc.(b)	257,396	6,331,942
La-Z-Boy Inc.(b)	462,831	3,540,657
Universal Electronics Inc.(a)	127,150	2,657,435

		15,412,984
HOUSEHOLD PRODUCTS & WARES—0.54%
Central Garden & Pet Co. Class A(a)(b)	644,144	2,640,990
Fossil Inc.(a)(b)	414,689	12,055,009
Russ Berrie and Co. Inc.(a)	151,022	1,203,645
Spectrum Brands Inc.(a)	366,905	935,608
Standard Register Co. (The)	113,083	1,066,373
WD-40 Co.	147,544	4,315,662

		22,217,287
HOUSEWARES—0.36%
Libbey Inc.	131,326	977,065
National Presto Industries Inc.	42,347	2,717,830
Toro Co. (The)	336,151	11,183,744

		14,878,639
INSURANCE—2.92%
Delphi Financial Group Inc. Class A	377,690	8,739,747
Hilb Rogal & Hobbs Co.	325,574	14,149,446

Infinity Property and Casualty Corp.	145,180	6,027,874
LandAmerica Financial Group Inc.(b)	138,265	3,068,100
Navigators Group Inc. (The)(a)	119,095	6,437,085
Philadelphia Consolidated Holding Corp.(a)	517,648	17,584,503
Presidential Life Corp.	192,955	2,975,366
ProAssurance Corp.(a)(b)	286,768	13,796,408
RLI Corp.	160,987	7,964,027
Safety Insurance Group Inc.	145,323	5,180,765
SCPIE Holdings Inc.(a)	70,169	1,964,030
Selective Insurance Group Inc.	477,990	8,967,092
Stewart Information Services Corp.	161,627	3,125,866
Tower Group Inc.	181,027	3,835,962
United Fire & Casualty Co.	194,696	5,243,163
Zenith National Insurance Corp.	333,013	11,708,737

		120,768,171
INTERNET—1.55%
Blue Coat Systems Inc.(a)	343,164	4,842,044
Blue Nile Inc.(a)(b)	134,683	5,726,721
CyberSource Corp.(a)	617,128	10,324,551
DealerTrack Holdings Inc.(a)	267,793	3,778,559
InfoSpace Inc.	309,406	2,577,352
j2 Global Communications Inc.(a)	398,118	9,156,714
Knot Inc. (The)(a)(b)	248,557	2,430,887
NutriSystem Inc.(b)	274,313	3,878,786
PCTEL Inc.	187,720	1,800,235
Perficient Inc.(a)(b)	286,626	2,768,807
Secure Computing Corp.(a)	512,720	2,122,661
Stamps.com Inc.(a)	139,243	1,737,753
United Online Inc.	612,679	6,145,170
Websense Inc.(a)	401,668	6,764,089

		64,054,329
IRON & STEEL—0.27%
Gibraltar Industries Inc.	268,983	4,295,659
Material Sciences Corp.(a)	108,915	882,212
Olympic Steel Inc.	80,549	6,115,280

		11,293,151
LEISURE TIME—0.84%
Arctic Cat Inc.	108,719	853,444
Brunswick Corp.	784,381	8,314,439
Multimedia Games Inc.(a)(b)	206,221	911,497
Nautilus Inc.	285,042	1,448,013
Polaris Industries Inc.(b)	294,772	11,902,893
WMS Industries Inc.(a)(b)	373,227	11,110,968

		34,541,254
LODGING—0.10%
Marcus Corp.	188,983	2,825,296
Monarch Casino & Resort Inc.(a)	117,117	1,381,981

		4,207,277
MACHINERY—2.26%
Albany International Corp. Class A	236,776	6,866,504
Applied Industrial Technologies Inc.	322,462	7,793,907
Astec Industries Inc.(a)	172,573	5,546,496
Briggs & Stratton Corp.	440,524	5,585,844
Cascade Corp.	76,866	3,252,969
Cognex Corp.	375,622	8,658,087
Gardner Denver Inc.(a)	469,761	26,682,425
Gerber Scientific Inc.(a)	212,277	2,415,712
Intevac Inc.(a)	193,393	2,181,473

Lindsay Corp.(b)	106,358	9,037,239
Robbins & Myers Inc.	307,820	15,350,983

		93,371,639
MANUFACTURING—1.85%
A.O. Smith Corp.	193,699	6,359,138
Acuity Brands Inc.	363,232	17,464,195
Barnes Group Inc.	407,802	9,416,148
Ceradyne Inc.(a)	236,151	8,099,979
CLARCOR Inc.	451,697	15,854,565
EnPro Industries Inc.(a)(b)	180,756	6,749,429
Griffon Corp.(a)(b)	236,970	2,075,857
Lydall Inc.(a)	148,030	1,857,777
Myers Industries Inc.	252,388	2,056,962
Standex International Corp.	112,285	2,328,791
Sturm, Ruger & Co. Inc.(a)(b)	187,483	1,323,630
Tredegar Corp.	191,414	2,813,786

		76,400,257
MEDIA—0.13%
A.H. Belo Corp. Class A	160,219	913,248
E.W. Scripps Co. (The) Class A When Issued	787,881	2,418,795
4Kids Entertainment Inc.(a)	119,029	882,005
Radio One Inc. Class D(a)	731,038	943,039

		5,157,087
METAL FABRICATE & HARDWARE—1.09%
A.M. Castle & Co.	148,561	4,250,330
Kaydon Corp.	248,045	12,751,993
Lawson Products Inc.	37,869	938,394
Mueller Industries Inc.	330,921	10,655,656
Valmont Industries Inc.	156,122	16,281,963

		44,878,336
MINING—0.85%
AMCOL International Corp.	200,429	5,704,209
Brush Engineered Materials Inc.(a)	183,007	4,469,031
Century Aluminum Co.(a)(b)	261,303	17,374,036
RTI International Metals Inc.(a)	206,257	7,346,874

		34,894,150
OFFICE FURNISHINGS—0.15%
Interface Inc. Class A	502,353	6,294,483

		6,294,483
OIL & GAS—4.65%
Atwood Oceanics Inc.(a)	248,900	30,948,226
Penn Virginia Corp.	372,971	28,129,473
Petroleum Development Corp.(a)(b)	132,331	8,798,688
PetroQuest Energy Inc.(a)(b)	389,460	10,476,474
Pioneer Drilling Co.(a)	445,547	8,380,739
St. Mary Land & Exploration Co.	550,565	35,588,522
Stone Energy Corp.(a)	254,366	16,765,263
Swift Energy Co.(a)(b)	272,633	18,010,136
Unit Corp.(a)	421,982	35,011,847

		192,109,368
OIL & GAS SERVICES—5.44%
Basic Energy Services Inc.(a)	202,248	6,370,812
CARBO Ceramics Inc.(b)	181,900	10,613,865
Dril-Quip Inc.(a)	244,033	15,374,079
Gulf Island Fabrication Inc.	98,123	4,801,158
Helix Energy Solutions Group Inc.(a)	820,684	34,173,282

Hornbeck Offshore Services Inc.(a)(b)	207,191	11,708,363
ION Geophysical Corp.(a)	740,589	12,923,278
Lufkin Industries Inc.	131,872	10,982,300
Matrix Service Co.(a)	233,386	5,381,881
NATCO Group Inc. Class A(a)	179,095	9,766,050
Oceaneering International Inc.(a)	493,150	37,997,207
SEACOR Holdings Inc.(a)(b)	196,493	17,588,088
Superior Well Services Inc.(a)	140,977	4,470,381
Tetra Technologies Inc.(a)	667,429	15,824,742
W-H Energy Services Inc.(a)	276,674	26,488,769

		224,464,255
PACKAGING & CONTAINERS—0.01%
Chesapeake Corp.(a)	182,994	430,036

		430,036
PHARMACEUTICALS—1.43%
Alpharma Inc. Class A(a)	396,853	8,941,098
Cubist Pharmaceuticals Inc.(a)	505,044	9,020,086
HealthExtras Inc.(a)	334,175	10,072,035
Mannatech Inc.(b)	140,565	764,674
Noven Pharmaceuticals Inc.(a)	221,199	2,364,617
PetMed Express Inc.(a)	213,511	2,615,510
PharMerica Corp.(a)(b)	272,213	6,149,292
Salix Pharmaceuticals Ltd.(a)	426,749	3,000,045
Sciele Pharma Inc.(b)	314,540	6,086,349
Theragenics Corp.(a)	295,649	1,073,206
USANA Health Sciences Inc.(a)(b)	75,508	2,028,900
ViroPharma Inc.(a)(b)	627,038	6,935,040

		59,050,852
REAL ESTATE—0.15%
Forestar Real Estate Group Inc.(a)	319,529	6,087,027

		6,087,027
REAL ESTATE INVESTMENT TRUSTS—5.76%
Acadia Realty Trust(b)	289,304	6,697,388
BioMed Realty Trust Inc.(b)	641,039	15,724,687
Colonial Properties Trust	424,918	8,506,858
DiamondRock Hospitality Co.	849,793	9,254,246
EastGroup Properties Inc.	221,903	9,519,639
Entertainment Properties Trust(b)	273,415	13,517,638
Essex Property Trust Inc.(b)	228,393	24,323,855
Extra Space Storage Inc.	712,278	10,940,590
Home Properties Inc.(b)	283,473	13,623,712
Inland Real Estate Corp.(b)	525,891	7,583,348
Kilroy Realty Corp.	292,774	13,769,161
Kite Realty Group Trust	261,246	3,265,575
Lexington Realty Trust	541,136	7,375,684
LTC Properties Inc.	181,957	4,650,821
Medical Properties Trust Inc.	590,632	5,977,196
Mid-America Apartment Communities Inc.(b)	234,166	11,951,833
National Retail Properties Inc.	655,544	13,700,870
Parkway Properties Inc.	137,162	4,626,474
Pennsylvania Real Estate Investment Trust	352,012	8,145,558
PS Business Parks Inc.	137,148	7,076,837
Senior Housing Properties Trust(b)	1,002,442	19,577,692
Sovran Self Storage Inc.	195,421	8,121,697
Tanger Factory Outlet Centers Inc.	281,618	10,118,535

		238,049,894
RETAIL—6.29%
Big 5 Sporting Goods Corp.	197,205	1,492,842

Brown Shoe Co. Inc.	379,894	5,147,564
Buffalo Wild Wings Inc.(a)(b)	138,295	3,433,865
Cabela’s Inc. Class A(a)(b)	354,521	3,903,276
California Pizza Kitchen Inc.(a)(b)	223,508	2,501,055
Casey’s General Store Inc.	454,597	10,533,012
Cash America International Inc.	259,480	8,043,880
Cato Corp. Class A	264,301	3,763,646
CEC Entertainment Inc.(a)	220,378	6,172,788
Charlotte Russe Holding Inc.(a)(b)	186,407	3,310,588
Children’s Place Retail Stores Inc. (The)(a)	211,423	7,632,370
Christopher & Banks Corp.	317,353	2,158,000
CKE Restaurants Inc.	471,000	5,873,370
DineEquity Inc.(b)	136,077	5,083,837
Dress Barn Inc.(a)(b)	405,296	5,422,860
Finish Line Inc. (The) Class A(a)(b)	434,164	3,777,227
First Cash Financial Services Inc.(a)	233,815	3,504,887
Fred’s Inc.	353,846	3,977,229
Genesco Inc.(a)(b)	172,094	5,312,542
Group 1 Automotive Inc.	207,881	4,130,595
Haverty Furniture Companies Inc.	185,291	1,860,322
Hibbett Sports Inc.(a)(b)	254,583	5,371,701
Hot Topic Inc.(a)(b)	390,087	2,110,371
Insight Enterprises Inc.(a)	420,871	4,936,817
Jack in the Box Inc.(a)	526,663	11,802,518
Jo-Ann Stores Inc.(a)	224,604	5,172,630
Jos. A. Bank Clothiers Inc.(a)(b)	163,451	4,372,314
Landry’s Restaurants Inc.	111,044	1,995,461
Lithia Motors Inc. Class A	145,210	714,433
Longs Drug Stores Corp.	269,373	11,343,297
MarineMax Inc.(a)(b)	165,243	1,184,792
Men’s Wearhouse Inc. (The)	461,131	7,511,824
Movado Group Inc.	163,550	3,238,290
O’Charley’s Inc.	197,282	1,984,657
OfficeMax Inc.	679,851	9,449,929
P.F. Chang’s China Bistro Inc.(a)(b)	216,250	4,831,025
Panera Bread Co. Class A(a)(b)	270,820	12,528,133
Papa John’s International Inc.(a)	182,858	4,862,194
Pep Boys - Manny, Moe & Jack (The)	372,188	3,245,479
Red Robin Gourmet Burgers Inc.(a)(b)	151,170	4,193,456
Ruby Tuesday Inc.	465,203	2,512,096
Ruth’s Hospitality Group Inc.(a)	179,739	931,048
School Specialty Inc.(a)(b)	154,384	4,589,836
Select Comfort Corp.(a)	401,929	659,164
Sonic Automotive Inc.	257,460	3,318,659
Sonic Corp.(a)(b)	537,355	7,952,854
Stage Stores Inc.	343,859	4,012,835
Steak n Shake Co. (The)(a)	257,095	1,627,411
Stein Mart Inc.(b)	232,681	1,049,391
Texas Roadhouse Inc. Class A(a)(b)	474,621	4,257,350
Tractor Supply Co.(a)(b)	291,406	8,462,430
Triarc Companies Inc. Class B	564,208	3,571,437
Tuesday Morning Corp.(a)	270,709	1,112,614
Tween Brands Inc.(a)	222,498	3,662,317
World Fuel Services Corp.	256,439	5,626,272
Zale Corp.(a)(b)	316,784	5,984,050
Zumiez Inc.(a)(b)	161,167	2,672,149

		259,886,989
SAVINGS & LOANS—0.36%
Anchor BanCorp Wisconsin Inc.	159,550	1,118,446
BankAtlantic Bancorp Inc. Class A	373,766	657,828
BankUnited Financial Corp. Class A(b)	5,382	5,167
Brookline Bancorp Inc.	522,188	4,986,895

Dime Community Bancshares Inc.	225,884	3,729,345
Downey Financial Corp.(b)	176,298	488,345
FirstFed Financial Corp.(a)(b)	122,376	983,903
Flagstar Bancorp Inc.(b)	330,968	996,214
Guaranty Financial Group Inc.(a)(b)	319,419	1,715,280

		14,681,423
SEMICONDUCTORS—3.41%
Actel Corp.(a)	227,142	3,827,343
ATMI Inc.(a)	279,343	7,799,257
Axcelis Technologies Inc.(a)	918,889	4,484,178
Brooks Automation Inc.(a)	569,925	4,713,280
Cabot Microelectronics Corp.(a)(b)	210,486	6,977,611
Cohu Inc.	206,424	3,030,304
Diodes Inc.(a)	283,895	7,846,858
DSP Group Inc.(a)	255,150	1,786,050
Exar Corp.(a)	418,228	3,153,439
Kopin Corp.(a)	614,143	1,762,590
Kulicke and Soffa Industries Inc.(a)	480,141	3,500,228
Micrel Inc.	454,050	4,154,558
Microsemi Corp.(a)(b)	702,540	17,689,957
MKS Instruments Inc.(a)	393,106	8,609,021
Pericom Semiconductor Corp.(a)	227,598	3,377,554
Photronics Inc.(a)	376,072	2,647,547
Rudolph Technologies Inc.(a)	273,936	2,109,307
Skyworks Solutions Inc.(a)	1,457,426	14,384,795
Standard Microsystems Corp.(a)	203,936	5,536,862
Supertex Inc.(a)	115,336	2,691,942
Ultratech Inc.(a)	209,289	3,248,165
Varian Semiconductor Equipment Associates Inc.(a)(b)	663,470	23,102,025
Veeco Instruments Inc.(a)	285,253	4,586,868

		141,019,739
SOFTWARE—4.18%
Allscripts Healthcare Solutions Inc.(a)(b)	510,660	6,337,291
ANSYS Inc.(a)	701,696	33,063,916
Avid Technology Inc.(a)(b)	282,456	4,798,927
Blackbaud Inc.	401,070	8,582,898
Captaris Inc.(a)	236,982	959,777
Concur Technologies Inc.(a)(b)	386,176	12,832,628
CSG Systems International Inc.(a)	314,151	3,461,944
Digi International Inc.(a)	230,289	1,807,769
Epicor Software Corp.(a)(b)	527,672	3,646,214
EPIQ Systems Inc.(a)	278,119	3,949,290
Informatica Corp.(a)(b)	791,435	11,903,182
JDA Software Group Inc.(a)	239,527	4,335,439
ManTech International Corp. Class A(a)	177,082	8,521,186
Omnicell Inc.(a)	295,817	3,898,868
Phase Forward Inc.(a)	381,405	6,853,848
Phoenix Technologies Ltd.(a)	246,734	2,714,074
Progress Software Corp.(a)	372,334	9,520,580
Quality Systems Inc.(b)	157,347	4,607,120
Smith Micro Software Inc.(a)(b)	270,443	1,541,525
SPSS Inc.(a)(b)	159,501	5,801,051
SYNNEX Corp.(a)	151,203	3,793,683
Take-Two Interactive Software Inc.(a)	689,882	17,640,283
THQ Inc.(a)(b)	596,632	12,087,764

		172,659,257
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(a)(b)	310,184	6,203,680

		6,203,680

TELECOMMUNICATIONS—1.97%
Adaptec Inc.(a)	1,084,180	3,469,376
Anixter International Inc.(a)(b)	271,136	16,129,881
Applied Signal Technology Inc.	112,914	1,542,405
ARRIS Group Inc.(a)	1,098,463	9,282,012
Black Box Corp.	155,313	4,222,960
Comtech Telecommunications Corp.(a)	217,062	10,636,038
Ditech Networks Inc.(a)	237,084	509,731
FairPoint Communications Inc.	791,086	5,703,730
General Communication Inc. Class A(a)	403,941	2,775,075
Harmonic Inc.(a)(b)	839,675	7,985,309
NETGEAR Inc.(a)	316,876	4,391,901
Network Equipment Technologies Inc.(a)	259,829	922,393
Newport Corp.(a)(b)	323,504	3,684,711
Novatel Wireless Inc.(a)(b)	285,041	3,172,506
Symmetricom Inc.(a)	410,676	1,576,996
Tollgrade Communications Inc.(a)	119,281	535,572
Viasat Inc.(a)	237,705	4,804,018

		81,344,614
TEXTILES—0.31%
Angelica Corp.	83,440	1,774,769
G&K Services Inc. Class A	177,529	5,407,533
UniFirst Corp.	128,159	5,723,581

		12,905,883
TOYS, GAMES & HOBBIES—0.20%
JAKKS Pacific Inc.(a)(b)	245,801	5,370,752
RC2 Corp.(a)	156,671	2,907,814

		8,278,566
TRANSPORTATION—2.78%
Arkansas Best Corp.(b)	225,814	8,273,825
Bristow Group Inc.(a)	251,095	12,426,692
Forward Air Corp.	258,104	8,930,398
Heartland Express Inc.	507,674	7,569,419
Hub Group Inc. Class A(a)(b)	335,691	11,457,134
Kirby Corp.(a)	482,037	23,137,776
Knight Transportation Inc.(b)	514,105	9,408,122
Landstar System Inc.	471,404	26,030,929
Old Dominion Freight Line Inc.(a)	254,211	7,631,414

		114,865,709
WATER—0.13%
American States Water Co.	154,916	5,412,765

		5,412,765

TOTAL COMMON STOCKS
(Cost: $5,277,567,155)		4,126,477,323

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.89%

MONEY MARKET FUNDS—15.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	6,966,548	6,966,548

BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	649,191,223	649,191,223

		656,157,771

TOTAL SHORT-TERM INVESTMENTS
(Cost: $656,157,771)		656,157,771

TOTAL INVESTMENTS IN SECURITIES—115.80%
(Cost: $5,933,724,926)		4,782,635,094
Other Assets, Less Liabilities—(15.80)%		(652,634,514)

NET ASSETS—100.00%		$4,130,000,580

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.41%
inVentiv Health Inc.(a)	183,891	$5,110,331

		5,110,331
AEROSPACE & DEFENSE—3.33%
AAR Corp.(a)(b)	215,331	2,913,428
Curtiss-Wright Corp.	249,332	11,155,114
Esterline Technologies Corp.(a)	70,546	3,475,096
GenCorp Inc.(a)	88,445	633,266
Moog Inc. Class A(a)	120,965	4,504,737
Orbital Sciences Corp.(a)	325,953	7,679,453
Teledyne Technologies Inc.(a)	197,452	9,633,683
Triumph Group Inc.	37,064	1,745,714

		41,740,491
AGRICULTURE—0.15%
Andersons Inc. (The)	45,187	1,839,563

		1,839,563
AIRLINES—0.20%
SkyWest Inc.	194,571	2,461,323

		2,461,323
APPAREL—2.93%
Crocs Inc.(a)(b)	462,936	3,708,117
Deckers Outdoor Corp.(a)(b)	72,637	10,111,070
Gymboree Corp.(a)	160,996	6,451,110
Iconix Brand Group Inc.(a)(b)	89,055	1,075,784
K-Swiss Inc. Class A	148,389	2,181,318
Perry Ellis International Inc.(a)	24,315	515,964
Quiksilver Inc.(a)	489,905	4,810,867
SKECHERS U.S.A. Inc. Class A(a)	70,462	1,392,329
Volcom Inc.(a)	81,008	1,938,521
Wolverine World Wide Inc.	170,123	4,537,180

		36,722,260
AUTO PARTS & EQUIPMENT—0.13%
ATC Technology Corp.(a)	49,957	1,162,999
Spartan Motors Inc.	70,250	524,767

		1,687,766
BANKS—2.10%
Boston Private Financial Holdings Inc.	105,502	598,196
Cascade Bancorp(b)	99,966	769,738
East West Bancorp Inc.	218,316	1,541,311
First Financial Bankshares Inc.	33,593	1,538,895
Glacier Bancorp Inc.	137,991	2,206,476
Hancock Holding Co.	53,557	2,104,255
Nara Bancorp Inc.	120,860	1,296,828
PrivateBancorp Inc.(b)	156,482	4,753,923

Prosperity Bancshares Inc.	102,734	2,746,080
Signature Bank(a)	87,627	2,257,272
UCBH Holdings Inc.	612,802	1,378,804
UMB Financial Corp.	55,792	2,860,456
Wilshire Bancorp Inc.	97,949	839,423
Wintrust Financial Corp.	61,401	1,464,414

		26,356,071
BEVERAGES—0.52%
Boston Beer Co. Inc. Class A(a)	56,347	2,292,196
Green Mountain Coffee Roasters Inc.(a)(b)	96,096	3,610,327
Peet’s Coffee & Tea Inc.(a)	33,350	660,997

		6,563,520
BIOTECHNOLOGY—1.39%
ArQule Inc.(a)	70,240	228,280
CryoLife Inc.(a)	38,730	443,071
Enzo Biochem Inc.(a)	57,647	646,799
Integra LifeSciences Holdings Corp.(a)	106,365	4,731,115
Martek Biosciences Corp.(a)	183,726	6,193,403
Regeneron Pharmaceuticals Inc.(a)	166,718	2,407,408
Savient Pharmaceuticals Inc.(a)(b)	111,146	2,811,994

		17,462,070
BUILDING MATERIALS—0.89%
Drew Industries Inc.(a)	100,915	1,609,594
Quanex Building Products Corp.	86,917	1,291,587
Simpson Manufacturing Co. Inc.(b)	208,212	4,942,953
Texas Industries Inc.	58,018	3,256,550

		11,100,684
CHEMICALS—0.48%
NewMarket Corp.	76,697	5,079,642
Zep Inc.	60,570	901,282

		5,980,924
COAL—1.11%
Patriot Coal Corp.(a)	90,958	13,942,952

		13,942,952
COMMERCIAL SERVICES—5.17%
Aaron Rents Inc.	184,170	4,112,516
AMN Healthcare Services Inc.(a)	167,456	2,833,356
Arbitron Inc.	152,733	7,254,817
Bankrate Inc.(a)(b)	73,469	2,870,434
Bowne & Co. Inc.	53,482	681,895
Chemed Corp.	77,639	2,842,364
Coinstar Inc.(a)	155,452	5,084,835
Consolidated Graphics Inc.(a)	23,961	1,180,558
Healthcare Services Group Inc.	129,143	1,964,265
HealthSpring Inc.(a)	99,956	1,687,257
Hillenbrand Inc.	201,472	4,311,501
HMS Holdings Corp.(a)	73,904	1,586,719
Kendle International Inc.(a)(b)	71,861	2,610,710
MAXIMUS Inc.	47,531	1,655,029
Midas Inc.(a)	20,621	278,383
PAREXEL International Corp.(a)	122,667	3,227,369
PharmaNet Development Group Inc.(a)	107,102	1,688,999
Pre-Paid Legal Services Inc.(a)	46,879	1,904,225
Rewards Network Inc.(a)	81,744	335,968
TrueBlue Inc.(a)	127,722	1,687,208
Universal Technical Institute Inc.(a)(b)	116,282	1,448,874
Watson Wyatt Worldwide Inc.	154,474	8,170,130
Wright Express Corp.(a)	217,522	5,394,546

		64,811,958

COMPUTERS—4.33%
Ansoft Corp.(a)	88,163	3,209,133
CACI International Inc. Class A(a)	167,743	7,677,597
Catapult Communications Corp.(a)	30,189	214,946
FactSet Research Systems Inc.	235,073	13,248,714
Hutchinson Technology Inc.(a)	74,973	1,007,637
Manhattan Associates Inc.(a)	84,774	2,011,687
Mercury Computer Systems Inc.(a)(b)	53,008	399,150
MICROS Systems Inc.(a)	454,085	13,845,052
MTS Systems Corp.	52,777	1,893,639
Radiant Systems Inc.(a)	51,989	557,842
RadiSys Corp.(a)	48,545	439,818
SI International Inc.(a)	49,111	1,028,384
Stratasys Inc.(a)(b)	116,475	2,150,128
Sykes Enterprises Inc.(a)	65,225	1,230,143
Synaptics Inc.(a)(b)	72,901	2,750,555
Tyler Technologies Inc.(a)	190,045	2,578,911

		54,243,336
COSMETICS & PERSONAL CARE—0.55%
Chattem Inc.(a)(b)	106,774	6,945,649

		6,945,649
DISTRIBUTION & WHOLESALE—1.78%
Brightpoint Inc.(a)	285,018	2,080,631
LKQ Corp.(a)	641,574	11,593,242
Pool Corp.(b)	266,098	4,725,900
ScanSource Inc.(a)(b)	146,141	3,910,733

		22,310,506
DIVERSIFIED FINANCIAL SERVICES—1.70%
Investment Technology Group Inc.(a)	148,471	4,967,840
National Financial Partners Corp.	162,503	3,220,809
optionsXpress Holdings Inc.	236,144	5,275,457
Portfolio Recovery Associates Inc.(a)(b)	84,405	3,165,187
TradeStation Group Inc.(a)	159,200	1,615,880
World Acceptance Corp.(a)	92,083	3,100,435

		21,345,608
ELECTRIC—0.14%
El Paso Electric Co.(a)	90,142	1,784,812

		1,784,812
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
Greatbatch Inc.(a)(b)	68,281	1,181,261
Littelfuse Inc.(a)	59,001	1,861,482
Magnetek Inc.(a)	56,645	239,608
Vicor Corp.	28,644	285,867

		3,568,218
ELECTRONICS—4.27%
Analogic Corp.	26,000	1,639,820
Bel Fuse Inc. Class B	32,848	811,674
Brady Corp. Class A	169,373	5,848,450
Checkpoint Systems Inc.(a)	81,804	1,708,068
Cubic Corp.	48,933	1,090,227
Cymer Inc.(a)(b)	63,904	1,717,740
Daktronics Inc.	187,684	3,785,586
Dionex Corp.(a)	102,613	6,810,425
FARO Technologies Inc.(a)	92,728	2,333,964

II-VI Inc.(a)	100,342	3,503,943
Itron Inc.(a)(b)	114,503	11,261,370
LoJack Corp.(a)	102,677	817,309
Planar Systems Inc.(a)	34,648	90,085
Plexus Corp.(a)	84,624	2,342,392
Rogers Corp.(a)	56,612	2,128,045
Sonic Solutions Inc.(a)(b)	146,269	871,763
TTM Technologies Inc.(a)(b)	108,831	1,437,658
Woodward Governor Co.	150,598	5,370,325

		53,568,844
ENERGY - ALTERNATE SOURCES—0.22%
Headwaters Inc.(a)(b)	232,799	2,740,044

		2,740,044
ENTERTAINMENT—0.08%
Shuffle Master Inc.(a)(b)	195,296	964,762

		964,762
ENVIRONMENTAL CONTROL—1.40%
Darling International Inc.(a)	176,715	2,919,332
Tetra Tech Inc.(a)	124,277	2,811,146
Waste Connections Inc.(a)	371,137	11,850,404

		17,580,882
FOOD—1.87%
Flowers Foods Inc.	309,759	8,778,570
Hain Celestial Group Inc.(a)	110,312	2,590,126
J&J Snack Foods Corp.	35,727	979,277
Ralcorp Holdings Inc.(a)	94,963	4,694,971
Sanderson Farms Inc.	49,472	1,707,773
United Natural Foods Inc.(a)	238,793	4,651,688

		23,402,405
FOREST PRODUCTS & PAPER—0.25%
Deltic Timber Corp.	58,796	3,146,174

		3,146,174
HAND & MACHINE TOOLS—0.24%
Baldor Electric Co.	87,159	3,048,822

		3,048,822
HEALTH CARE - PRODUCTS—7.14%
Abaxis Inc.(a)	120,499	2,907,641
American Medical Systems Holdings Inc.(a)(b)	405,056	6,055,587
ArthroCare Corp.(a)(b)	82,927	3,384,251
BIOLASE Technology Inc.(a)	78,495	268,453
CONMED Corp.(a)	57,169	1,517,837
Cooper Companies Inc. (The)	250,663	9,312,130
Cyberonics Inc.(a)	61,071	1,325,241
Haemonetics Corp.(a)	143,255	7,944,922
ICU Medical Inc.(a)	68,364	1,564,168
IDEXX Laboratories Inc.(a)	336,769	16,414,121
Immucor Inc.(a)	390,219	10,098,868
Kensey Nash Corp.(a)	65,832	2,109,916
LCA-Vision Inc.(b)	102,913	490,895
Mentor Corp.(b)	101,307	2,818,361
Meridian Bioscience Inc.	136,245	3,667,715
Merit Medical Systems Inc.(a)	153,218	2,252,305
Palomar Medical Technologies Inc.(a)(b)	102,223	1,020,186
PSS World Medical Inc.(a)	226,469	3,691,445
SurModics Inc.(a)(b)	85,395	3,829,112
Symmetry Medical Inc.(a)	127,737	2,071,894

Vital Sign Inc.	22,122	1,256,087
West Pharmaceutical Services Inc.	82,694	3,578,996
Zoll Medical Corp.(a)	56,794	1,912,254

		89,492,385
HEALTH CARE - SERVICES—4.02%
Air Methods Corp.(a)	59,633	1,490,825
Amedisys Inc.(a)(b)	147,561	7,440,026
AMERIGROUP Corp.(a)	97,871	2,035,717
AmSurg Corp.(a)	175,120	4,264,172
Centene Corp.(a)	99,290	1,667,079
Healthways Inc.(a)	196,981	5,830,638
LHC Group Inc.(a)	80,358	1,868,323
Magellan Health Services Inc.(a)	121,652	4,504,774
Molina Healthcare Inc.(a)	78,865	1,919,574
Odyssey Healthcare Inc.(a)	81,774	796,479
Pediatrix Medical Group Inc.(a)	263,638	12,978,899
Sunrise Senior Living Inc.(a)(b)	250,170	5,623,822

		50,420,328
HOME BUILDERS—0.39%
Meritage Homes Corp.(a)	170,499	2,586,470
Standard-Pacific Corp.(b)	362,041	1,223,699
Winnebago Industries Inc.(b)	107,675	1,097,208

		4,907,377
HOME FURNISHINGS—0.08%
Universal Electronics Inc.(a)	45,289	946,540

		946,540
HOUSEHOLD PRODUCTS & WARES—0.71%
Fossil Inc.(a)(b)	258,427	7,512,473
WD-40 Co.	46,091	1,348,162

		8,860,635
HOUSEWARES—0.55%
Toro Co. (The)	208,881	6,949,471

		6,949,471
INSURANCE—3.44%
Delphi Financial Group Inc. Class A	163,428	3,781,724
Hilb Rogal & Hobbs Co.	132,358	5,752,279
Infinity Property and Casualty Corp.	90,128	3,742,115
Navigators Group Inc. (The)(a)	36,965	1,997,958
Philadelphia Consolidated Holding Corp.(a)	323,421	10,986,611
ProAssurance Corp.(a)	117,752	5,665,049
RLI Corp.	56,287	2,784,518
Tower Group Inc.	52,604	1,114,679
Zenith National Insurance Corp.	207,092	7,281,355

		43,106,288
INTERNET—2.46%
Blue Coat Systems Inc.(a)	91,140	1,285,985
Blue Nile Inc.(a)(b)	45,083	1,916,929
CyberSource Corp.(a)	207,119	3,465,101
DealerTrack Holdings Inc.(a)	165,754	2,338,789
InfoSpace Inc.	190,596	1,587,665
j2 Global Communications Inc.(a)	247,249	5,686,727
Knot Inc. (The)(a)	84,825	829,588
NutriSystem Inc.(b)	172,407	2,437,835
Perficient Inc.(a)	90,367	872,945
Secure Computing Corp.(a)	320,008	1,324,833
Stamps.com Inc.(a)	84,079	1,049,306

United Online Inc.	383,059	3,842,082
Websense Inc.(a)	251,743	4,239,352

		30,877,137
IRON & STEEL—0.17%
Olympic Steel Inc.	27,459	2,084,687

		2,084,687
LEISURE TIME—1.17%
Multimedia Games Inc.(a)	66,545	294,129
Polaris Industries Inc.(b)	184,477	7,449,181
WMS Industries Inc.(a)	232,210	6,912,892

		14,656,202
LODGING—0.07%
Monarch Casino & Resort Inc.(a)	72,437	854,757

		854,757
MACHINERY—1.74%
Albany International Corp. Class A	54,042	1,567,218
Astec Industries Inc.(a)	40,412	1,298,842
Cascade Corp.	25,154	1,064,517
Gardner Denver Inc.(a)	179,106	10,173,221
Intevac Inc.(a)	119,701	1,350,227
Lindsay Corp.(b)	36,439	3,096,222
Robbins & Myers Inc.	65,224	3,252,721

		21,802,968
MANUFACTURING—1.08%
Ceradyne Inc.(a)	147,727	5,067,036
CLARCOR Inc.	152,947	5,368,440
EnPro Industries Inc.(a)(b)	60,489	2,258,659
Myers Industries Inc.	77,796	634,037
Sturm, Ruger & Co. Inc.(a)	35,368	249,698

		13,577,870
MEDIA—0.07%
A.H. Belo Corp. Class A	23,518	134,052
E.W. Scripps Co. (The) Class A When Issued	120,070	368,615
Radio One Inc. Class D(a)	243,287	313,840

		816,507
METAL FABRICATE & HARDWARE—0.69%
Kaydon Corp.	70,917	3,645,843
Valmont Industries Inc.	48,596	5,068,077

		8,713,920
MINING—0.86%
AMCOL International Corp.	78,072	2,221,929
Brush Engineered Materials Inc.(a)	113,381	2,768,764
Century Aluminum Co.(a)(b)	53,592	3,563,332
RTI International Metals Inc.(a)	61,612	2,194,619

		10,748,644
OFFICE FURNISHINGS—0.10%
Interface Inc. Class A	96,268	1,206,238

		1,206,238
OIL & GAS—7.64%
Atwood Oceanics Inc.(a)	76,003	9,450,213
Penn Virginia Corp.	232,255	17,516,672
Petroleum Development Corp.(a)	82,713	5,499,587
PetroQuest Energy Inc.(a)	170,071	4,574,910

Pioneer Drilling Co.(a)	146,680	2,759,051
St. Mary Land & Exploration Co.	343,450	22,200,608
Stone Energy Corp.(a)	64,937	4,279,998
Swift Energy Co.(a)(b)	115,621	7,637,923
Unit Corp.(a)	262,875	21,810,739

		95,729,701
OIL & GAS SERVICES—8.89%
Basic Energy Services Inc.(a)	126,303	3,978,544
CARBO Ceramics Inc.	113,615	6,629,435
Dril-Quip Inc.(a)	152,290	9,594,270
Gulf Island Fabrication Inc.	32,184	1,574,763
Helix Energy Solutions Group Inc.(a)	510,985	21,277,415
Hornbeck Offshore Services Inc.(a)(b)	128,923	7,285,439
ION Geophysical Corp.(a)	161,052	2,810,357
Lufkin Industries Inc.	41,915	3,490,681
Matrix Service Co.(a)	62,145	1,433,064
NATCO Group Inc. Class A(a)	56,707	3,092,233
Oceaneering International Inc.(a)	307,298	23,677,311
SEACOR Holdings Inc.(a)	65,251	5,840,617
Superior Well Services Inc.(a)	87,761	2,782,901
Tetra Technologies Inc.(a)	278,262	6,597,592
W-H Energy Services Inc.(a)	118,950	11,388,273

		111,452,895
PHARMACEUTICALS—2.02%
Cubist Pharmaceuticals Inc.(a)	228,946	4,088,976
HealthExtras Inc.(a)	208,427	6,281,990
Mannatech Inc.(b)	86,386	469,940
Noven Pharmaceuticals Inc.(a)	71,250	761,663
PetMed Express Inc.(a)	134,743	1,650,602
PharMerica Corp.(a)(b)	169,132	3,820,692
Salix Pharmaceuticals Ltd.(a)	150,614	1,058,816
Sciele Pharma Inc.(b)	197,085	3,813,595
USANA Health Sciences Inc.(a)(b)	47,139	1,266,625
ViroPharma Inc.(a)(b)	193,934	2,144,910

		25,357,809
REAL ESTATE—0.15%
Forestar Real Estate Group Inc.(a)	96,730	1,842,707

		1,842,707
REAL ESTATE INVESTMENT TRUSTS—0.22%
Extra Space Storage Inc.	176,711	2,714,281

		2,714,281
RETAIL—6.10%
Buffalo Wild Wings Inc.(a)(b)	34,075	846,082
California Pizza Kitchen Inc.(a)	89,355	999,882
Casey’s General Store Inc.	129,699	3,005,126
Cash America International Inc.	87,429	2,710,299
CEC Entertainment Inc.(a)	138,066	3,867,229
Charlotte Russe Holding Inc.(a)	64,937	1,153,281
Children’s Place Retail Stores Inc. (The)(a)	91,994	3,320,983
Christopher & Banks Corp.	197,303	1,341,660
DineEquity Inc.(b)	34,749	1,298,223
Dress Barn Inc.(a)	251,583	3,366,181
First Cash Financial Services Inc.(a)	147,178	2,206,198
Genesco Inc.(a)(b)	71,746	2,214,799
Hibbett Sports Inc.(a)(b)	158,174	3,337,471
Hot Topic Inc.(a)	142,869	772,921
Jack in the Box Inc.(a)	211,232	4,733,709
Jos. A. Bank Clothiers Inc.(a)(b)	101,094	2,704,265

Men’s Wearhouse Inc. (The)	162,492	2,646,995
Movado Group Inc.	42,610	843,678
P.F. Chang’s China Bistro Inc.(a)(b)	134,403	3,002,563
Panera Bread Co. Class A(a)(b)	168,847	7,810,862
Papa John’s International Inc.(a)	115,117	3,060,961
Red Robin Gourmet Burgers Inc.(a)(b)	52,231	1,448,888
Ruth’s Hospitality Group Inc.(a)	52,736	273,172
Select Comfort Corp.(a)	247,478	405,864
Sonic Corp.(a)(b)	336,191	4,975,627
Stage Stores Inc.	212,971	2,485,372
Texas Roadhouse Inc. Class A(a)(b)	173,529	1,556,555
Tractor Supply Co.(a)	180,881	5,252,784
Tween Brands Inc.(a)	72,524	1,193,745
World Fuel Services Corp.	90,870	1,993,688
Zumiez Inc.(a)(b)	100,782	1,670,966

		76,500,029
SEMICONDUCTORS—2.17%
ATMI Inc.(a)	67,508	1,884,823
Cabot Microelectronics Corp.(a)	78,806	2,612,419
Diodes Inc.(a)	177,638	4,909,914
DSP Group Inc.(a)	74,328	520,296
Kopin Corp.(a)	135,344	388,437
Microsemi Corp.(a)	205,702	5,179,576
Pericom Semiconductor Corp.(a)	52,631	781,044
Skyworks Solutions Inc.(a)	262,566	2,591,526
Standard Microsystems Corp.(a)	55,700	1,512,255
Supertex Inc.(a)	32,903	767,956
Varian Semiconductor Equipment Associates Inc.(a)	174,547	6,077,727

		27,225,973
SOFTWARE—5.95%
Allscripts Healthcare Solutions Inc.(a)	142,025	1,762,530
ANSYS Inc.(a)(b)	437,196	20,600,676
Avid Technology Inc.(a)(b)	101,999	1,732,963
Blackbaud Inc.	249,584	5,341,098
Concur Technologies Inc.(a)(b)	241,192	8,014,810
CSG Systems International Inc.(a)	73,060	805,121
Digi International Inc.(a)	62,537	490,915
Epicor Software Corp.(a)(b)	329,432	2,276,375
EPIQ Systems Inc.(a)	172,798	2,453,732
Informatica Corp.(a)(b)	196,796	2,959,812
JDA Software Group Inc.(a)	53,507	968,477
ManTech International Corp. Class A(a)	65,176	3,136,269
Omnicell Inc.(a)	79,646	1,049,734
Phase Forward Inc.(a)	87,632	1,574,747
Phoenix Technologies Ltd.(a)	53,647	590,117
Progress Software Corp.(a)	135,241	3,458,112
Quality Systems Inc.(b)	97,478	2,854,156
Smith Micro Software Inc.(a)	167,780	956,346
SPSS Inc.(a)(b)	99,248	3,609,650
Take-Two Interactive Software Inc.(a)	232,185	5,936,971
THQ Inc.(a)	200,217	4,056,396

		74,629,007
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)(b)	105,566	2,111,320

		2,111,320
TELECOMMUNICATIONS—1.61%
Anixter International Inc.(a)(b)	69,180	4,115,518
Comtech Telecommunications Corp.(a)	135,038	6,616,862

FairPoint Communications Inc.	341,354	2,461,162
General Communication Inc. Class A(a)	158,029	1,085,659
NETGEAR Inc.(a)(b)	196,443	2,722,700
Network Equipment Technologies Inc.(a)	50,079	177,780
Viasat Inc.(a)	147,430	2,979,560

		20,159,241
TOYS, GAMES & HOBBIES—0.22%
JAKKS Pacific Inc.(a)	72,225	1,578,116
RC2 Corp.(a)	65,669	1,218,817

		2,796,933
TRANSPORTATION—4.10%
Bristow Group Inc.(a)	87,382	4,324,535
Forward Air Corp.	160,488	5,552,885
Heartland Express Inc.	315,691	4,706,953
Hub Group Inc. Class A(a)	98,337	3,356,242
Kirby Corp.(a)	180,283	8,653,584
Knight Transportation Inc.(b)	319,382	5,844,691
Landstar System Inc.	293,957	16,232,306
Old Dominion Freight Line Inc.(a)	92,990	2,791,560

		51,462,756

TOTAL COMMON STOCKS
(Cost: $1,355,797,458)		1,252,434,581

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.38%

MONEY MARKET FUNDS—14.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	1,911,246	1,911,246
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	178,361,661	178,361,661

		180,272,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,272,907)		180,272,907

TOTAL INVESTMENTS IN SECURITIES—114.28%
(Cost: $1,536,070,365)		1,432,707,488
Other Assets, Less Liabilities—(14.28)%		(179,073,718)

NET ASSETS—100.00%		$1,253,633,770

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—1.24%
Esterline Technologies Corp.(a)	95,752	$4,716,744
GenCorp Inc.(a)(b)	233,765	1,673,757
Kaman Corp.	144,670	3,292,689
Moog Inc. Class A(a)	118,901	4,427,873
Triumph Group Inc.	56,550	2,663,505

		16,774,568
AGRICULTURE—0.36%
Alliance One International Inc.(a)	507,594	2,593,805
Andersons Inc. (The)	56,711	2,308,705

		4,902,510
AIRLINES—0.13%
SkyWest Inc.	136,297	1,724,157

		1,724,157
APPAREL—1.04%
Iconix Brand Group Inc.(a)(b)	236,463	2,856,473
Maidenform Brands Inc.(a)	107,584	1,452,384
Oxford Industries Inc.	80,288	1,537,515
Perry Ellis International Inc.(a)	40,502	859,452
Quiksilver Inc.(a)	215,347	2,114,708
SKECHERS U.S.A. Inc. Class A(a)	113,381	2,240,409
Wolverine World Wide Inc.	110,714	2,952,742

		14,013,683
AUTO MANUFACTURERS—0.10%
Wabash National Corp.	174,806	1,321,533

		1,321,533
AUTO PARTS & EQUIPMENT—0.39%
ATC Technology Corp.(a)	71,378	1,661,680
Spartan Motors Inc.(b)	113,162	845,320
Standard Motor Products Inc.	68,966	562,763
Superior Industries International Inc.	132,202	2,231,570

		5,301,333

BANKS—7.55%
Bank Mutual Corp.	275,193	2,762,938
Boston Private Financial Holdings Inc.	107,935	611,991
Cascade Bancorp(b)	58,290	448,833
Central Pacific Financial Corp.	163,550	1,743,443
Columbia Banking System Inc.	103,082	1,992,575
Community Bank System Inc.	170,356	3,512,741
Corus Bankshares Inc.(b)	183,177	762,016
East West Bancorp Inc.	137,812	972,953
First BanCorp (Puerto Rico)	432,886	2,744,497
First Commonwealth Financial Corp.	363,374	3,390,279
First Financial Bancorp	175,216	1,611,987
First Financial Bankshares Inc.	84,051	3,850,376
First Midwest Bancorp Inc.	276,557	5,157,788
Frontier Financial Corp.(b)	235,738	2,008,488
Glacier Bancorp Inc.	166,186	2,657,314
Hancock Holding Co.	82,725	3,250,265
Hanmi Financial Corp.	220,126	1,146,856
Independent Bank Corp. (Michigan)	115,256	461,024
Irwin Financial Corp.	108,576	292,069
National Penn Bancshares Inc.	452,725	6,012,188
Old National Bancorp	377,046	5,376,676
Prosperity Bancshares Inc.	114,309	3,055,480
Provident Bankshares Corp.(b)	182,340	1,163,329
Signature Bank(a)	79,911	2,058,507
South Financial Group Inc. (The)(b)	415,308	1,628,007
Sterling Bancorp	102,968	1,230,468
Sterling Bancshares Inc.	416,281	3,783,994
Sterling Financial Corp. (Washington)	295,158	1,221,954
Susquehanna Bancshares Inc.	489,805	6,705,430
TrustCo Bank Corp. NY(b)	431,806	3,204,001
UMB Financial Corp.	146,064	7,488,701
Umpqua Holdings Corp.(b)	341,995	4,148,399
United Bancshares Inc.	219,275	5,032,361
United Community Banks Inc.(b)	225,082	1,919,949
Whitney Holding Corp.	365,334	6,685,612
Wintrust Financial Corp.	71,352	1,701,745

		101,795,234
BEVERAGES—0.06%
Peet’s Coffee & Tea Inc.(a)	37,271	738,711

		738,711
BIOTECHNOLOGY—0.75%
ArQule Inc.(a)(b)	125,171	406,806
Cambrex Corp.(a)	165,368	970,710
CryoLife Inc.(a)	102,949	1,177,737
Enzo Biochem Inc.(a)	120,196	1,348,599
Regeneron Pharmaceuticals Inc.(a)	185,346	2,676,396
Savient Pharmaceuticals Inc.(a)(b)	139,194	3,521,608

		10,101,856

BUILDING MATERIALS—1.97%
Apogee Enterprises Inc.	161,182	2,604,701
Lennox International Inc.	322,570	9,341,627
NCI Building Systems Inc.(a)	111,677	4,101,896
Quanex Building Products Corp.	123,148	1,829,979
Texas Industries Inc.(b)	96,938	5,441,130
Universal Forest Products Inc.	108,083	3,238,167

		26,557,500
CHEMICALS—2.21%
A. Schulman Inc.	154,634	3,561,221
Arch Chemicals Inc.	141,543	4,692,150
Georgia Gulf Corp.(b)	198,225	574,852
H.B. Fuller Co.	301,146	6,757,716
OM Group Inc.(a)	173,013	5,673,096
OMNOVA Solutions Inc.(a)	243,762	677,658
Penford Corp.	64,187	955,103
PolyOne Corp.(a)	532,255	3,709,817
Quaker Chemical Corp.	58,655	1,563,742
Tronox Inc. Class B	238,549	720,418
Zep Inc.	58,786	874,736

		29,760,509
COAL—0.68%
Patriot Coal Corp.(a)	59,455	9,113,857

		9,113,857
COMMERCIAL SERVICES—4.54%
Aaron Rents Inc.	115,441	2,577,798
ABM Industries Inc.	253,108	5,631,653
Administaff Inc.	131,031	3,654,455
Bowne & Co. Inc.	97,146	1,238,611
CDI Corp.	77,549	1,972,847
Chemed Corp.	56,796	2,079,302
Consolidated Graphics Inc.(a)	38,515	1,897,634
CPI Corp.	30,636	573,812
Cross Country Healthcare Inc.(a)	174,818	2,519,127
Gevity HR Inc.	134,099	721,453
Healthcare Services Group Inc.	112,850	1,716,449
HealthSpring Inc.(a)	182,768	3,085,124
Heidrick & Struggles International Inc.	98,046	2,709,991
Hillenbrand Inc.	149,646	3,202,424
HMS Holdings Corp.(a)	50,956	1,094,025
Live Nation Inc.(a)(b)	431,323	4,563,397
MAXIMUS Inc.	57,426	1,999,573
Midas Inc.(a)	58,778	793,503
On Assignment Inc.(a)	202,228	1,621,869
PAREXEL International Corp.(a)	196,662	5,174,177
Rewards Network Inc.(a)	69,772	286,763
Spherion Corp.(a)	312,405	1,443,311
StarTek Inc.(a)	64,521	606,497
TrueBlue Inc.(a)	121,412	1,603,853
Viad Corp.	118,108	3,046,005

Volt Information Sciences Inc.(a)	76,976	916,784
Watson Wyatt Worldwide Inc.	85,023	4,496,866

		61,227,303
COMPUTERS—1.07%
Agilysys Inc.	130,211	1,476,593
Catapult Communications Corp.(a)	21,268	151,428
CIBER Inc.(a)	304,566	1,891,355
Hutchinson Technology Inc.(a)	57,878	777,880
Manhattan Associates Inc.(a)	53,250	1,263,622
Mercury Computer Systems Inc.(a)(b)	75,399	567,754
MTS Systems Corp.	45,952	1,648,758
Radiant Systems Inc.(a)	101,071	1,084,492
RadiSys Corp.(a)	78,546	711,627
SI International Inc.(a)	25,070	524,966
Sykes Enterprises Inc.(a)	119,832	2,260,032
Synaptics Inc.(a)(b)	55,548	2,095,826

		14,454,333
DISTRIBUTION & WHOLESALE—1.62%
Building Materials Holding Corp.(b)	170,157	301,178
Owens & Minor Inc.	234,265	10,703,568
United Stationers Inc.(a)(b)	133,224	4,922,627
Watsco Inc.	141,706	5,923,311

		21,850,684
DIVERSIFIED FINANCIAL SERVICES—1.07%
Financial Federal Corp.	145,581	3,196,959
Investment Technology Group Inc.(a)	97,319	3,256,294
LaBranche & Co. Inc.(a)	311,119	2,202,723
National Financial Partners Corp.	58,363	1,156,755
Piper Jaffray Companies(a)	87,131	2,555,552
SWS Group Inc.	125,979	2,092,511

		14,460,794
ELECTRIC—2.83%
ALLETE Inc.	147,563	6,197,646
Avista Corp.	302,188	6,484,954
Central Vermont Public Service Corp.	58,873	1,140,370
CH Energy Group Inc.	77,384	2,752,549
Cleco Corp.	342,964	8,001,350
El Paso Electric Co.(a)	163,503	3,237,359
UIL Holdings Corp.	143,540	4,221,511
UniSource Energy Corp.	196,062	6,079,883

		38,115,622
ELECTRICAL COMPONENTS & EQUIPMENT—1.23%
Advanced Energy Industries Inc.(a)	188,064	2,576,477
Belden Inc.	249,276	8,445,471
C&D Technologies Inc.(a)(b)	145,958	1,234,805
Greatbatch Inc.(a)(b)	60,097	1,039,678

Littelfuse Inc.(a)	64,249	2,027,056
Magnetek Inc.(a)	115,939	490,422
Vicor Corp.	80,178	800,176

		16,614,085
ELECTRONICS—5.13%
Analogic Corp.	49,703	3,134,768
Bel Fuse Inc. Class B	33,645	831,368
Benchmark Electronics Inc.(a)	384,253	6,278,694
Brady Corp. Class A	136,093	4,699,291
Checkpoint Systems Inc.(a)	142,550	2,976,444
CTS Corp.	191,693	1,926,515
Cubic Corp.	37,882	844,011
Cymer Inc.(a)(b)	107,343	2,885,380
Electro Scientific Industries Inc.(a)	154,461	2,188,712
FEI Co.(a)	207,636	4,729,948
II-VI Inc.(a)	36,064	1,259,355
Itron Inc.(a)(b)	78,052	7,676,414
Keithley Instruments Inc.	78,238	743,261
Methode Electronics Inc.	216,663	2,264,128
Park Electrochemical Corp.	116,097	2,822,318
Photon Dynamics Inc.(a)	101,516	1,530,861
Planar Systems Inc.(a)(b)	67,373	175,170
Plexus Corp.(a)	154,495	4,276,422
Rogers Corp.(a)	44,001	1,653,998
Technitrol Inc.	232,949	3,957,804
TTM Technologies Inc.(a)(b)	130,851	1,728,542
Watts Water Technologies Inc. Class A(b)	168,924	4,206,208
Woodward Governor Co.	179,559	6,403,074

		69,192,686
ENGINEERING & CONSTRUCTION—0.99%
EMCOR Group Inc.(a)	385,413	10,995,833
Insituform Technologies Inc. Class A(a)(b)	158,173	2,408,975

		13,404,808
ENTERTAINMENT—0.27%
Pinnacle Entertainment Inc.(a)(b)	342,124	3,588,881

		3,588,881
ENVIRONMENTAL CONTROL—0.70%
Darling International Inc.(a)	282,998	4,675,127
Tetra Tech Inc.(a)	207,749	4,699,282

		9,374,409
FOOD—2.03%
Flowers Foods Inc.	129,624	3,673,544
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	132,288	3,018,812
Hain Celestial Group Inc.(a)(b)	117,783	2,765,545
J&J Snack Foods Corp.	43,014	1,179,014
Lance Inc.	178,881	3,357,596
Nash Finch Co.(b)	72,634	2,489,167

Ralcorp Holdings Inc.(a)	49,916	2,467,847
Sanderson Farms Inc.	36,834	1,271,510
Spartan Stores Inc.	124,796	2,870,308
TreeHouse Foods Inc.(a)	177,649	4,309,765

		27,403,108
FOREST PRODUCTS & PAPER—0.94%
Buckeye Technologies Inc.(a)	223,375	1,889,752
Neenah Paper Inc.	83,015	1,387,181
Rock-Tenn Co. Class A	191,042	5,729,350
Schweitzer-Mauduit International Inc.	89,000	1,499,650
Wausau Paper Corp.	280,939	2,166,040

		12,671,973
GAS—7.06%
Atmos Energy Corp.	513,824	14,166,128
Laclede Group Inc. (The)	124,274	5,016,941
New Jersey Resources Corp.	238,870	7,799,106
Northwest Natural Gas Co.	150,477	6,961,066
Piedmont Natural Gas Co.(b)	418,064	10,936,554
South Jersey Industries Inc.	169,341	6,326,580
Southern Union Co.	706,434	19,087,847
Southwest Gas Corp.	246,548	7,329,872
UGI Corp.	609,132	17,488,180

		95,112,274
HAND & MACHINE TOOLS—1.02%
Baldor Electric Co.	173,354	6,063,923
Regal Beloit Corp.	182,310	7,702,598

		13,766,521
HEALTH CARE - PRODUCTS—2.27%
ArthroCare Corp.(a)(b)	66,837	2,727,618
BIOLASE Technology Inc.(a)	54,977	188,021
CONMED Corp.(a)(b)	104,584	2,776,705
Cyberonics Inc.(a)	65,177	1,414,341
Datascope Corp.	74,706	3,511,182
Invacare Corp.	183,044	3,741,419
Mentor Corp.(b)	88,571	2,464,045
Meridian Bioscience Inc.	89,294	2,403,794
Osteotech Inc.(a)	101,047	574,957
PSS World Medical Inc.(a)	123,548	2,013,832
Symmetry Medical Inc.(a)	70,851	1,149,203
Vital Sign Inc.	22,705	1,289,190
West Pharmaceutical Services Inc.	99,552	4,308,611
Zoll Medical Corp.(a)	60,812	2,047,540

		30,610,458
HEALTH CARE - SERVICES—1.50%
AMERIGROUP Corp.(a)	204,220	4,247,776
Centene Corp.(a)	146,025	2,451,760
Gentiva Health Services Inc.(a)	161,520	3,076,956

Magellan Health Services Inc.(a)	106,021	3,925,958
MedCath Corp.(a)	71,128	1,278,881
Odyssey Healthcare Inc.(a)	103,114	1,004,330
RehabCare Group Inc.(a)	103,005	1,651,170
Res-Care Inc.(a)	145,080	2,579,522

		20,216,353
HOME BUILDERS—0.51%
Champion Enterprises Inc.(a)(b)	443,115	2,592,223
Fleetwood Enterprises Inc.(a)(b)	435,846	1,141,917
M/I Homes Inc.	70,116	1,102,925
Monaco Coach Corp.	170,218	517,463
Skyline Corp.	38,775	911,213
Winnebago Industries Inc.(b)	54,806	558,473

		6,824,214
HOME FURNISHINGS—0.65%
Audiovox Corp. Class A(a)(b)	104,309	1,024,314
Bassett Furniture Industries Inc.	67,634	798,081
Ethan Allen Interiors Inc.(b)	161,273	3,967,316
La-Z-Boy Inc.(b)	292,857	2,240,356
Universal Electronics Inc.(a)	35,708	746,297

		8,776,364
HOUSEHOLD PRODUCTS & WARES—0.38%
Central Garden & Pet Co. Class A(a)	408,574	1,675,153
Russ Berrie and Co. Inc.(a)	96,533	769,368
Spectrum Brands Inc.(a)	232,738	593,482
Standard Register Co. (The)	72,059	679,516
WD-40 Co.	47,689	1,394,903

		5,112,422
HOUSEWARES—0.17%
Libbey Inc.	83,756	623,145
National Presto Industries Inc.	26,947	1,729,458

		2,352,603
INSURANCE—2.44%
Delphi Financial Group Inc. Class A	74,415	1,721,963
Hilb Rogal & Hobbs Co.	72,672	3,158,325
LandAmerica Financial Group Inc.(b)	88,369	1,960,908
Navigators Group Inc. (The)(a)	37,821	2,044,225
Presidential Life Corp.	122,918	1,895,396
ProAssurance Corp.(a)	62,181	2,991,528
RLI Corp.	45,028	2,227,535
Safety Insurance Group Inc.	92,739	3,306,145
SCPIE Holdings Inc.(a)	44,911	1,257,059
Selective Insurance Group Inc.	303,630	5,696,099
Stewart Information Services Corp.	103,244	1,996,739
Tower Group Inc.	61,525	1,303,715
United Fire & Casualty Co.	123,796	3,333,826

		32,893,463

INTERNET—0.68%
Blue Coat Systems Inc.(a)	123,997	1,749,598
Blue Nile Inc.(a)(b)	40,188	1,708,794
CyberSource Corp.(a)	181,050	3,028,967
Knot Inc. (The)(a)	72,369	707,769
PCTEL Inc.	118,610	1,137,470
Perficient Inc.(a)	89,611	865,642

		9,198,240
IRON & STEEL—0.37%
Gibraltar Industries Inc.	170,762	2,727,069
Material Sciences Corp.(a)	69,311	561,419
Olympic Steel Inc.	23,078	1,752,082

		5,040,570
LEISURE TIME—0.52%
Arctic Cat Inc.	69,116	542,561
Brunswick Corp.	498,730	5,286,538
Multimedia Games Inc.(a)	64,055	283,123
Nautilus Inc.	180,871	918,825

		7,031,047
LODGING—0.13%
Marcus Corp.	120,048	1,794,718

		1,794,718
MACHINERY—2.76%
Albany International Corp. Class A	94,944	2,753,376
Applied Industrial Technologies Inc.	204,717	4,948,010
Astec Industries Inc.(a)	67,824	2,179,863
Briggs & Stratton Corp.	282,806	3,585,980
Cascade Corp.	22,939	970,778
Cognex Corp.	238,619	5,500,168
Gardner Denver Inc.(a)	116,609	6,623,391
Gerber Scientific Inc.(a)	134,726	1,533,182
Lindsay Corp.(b)	30,584	2,598,722
Robbins & Myers Inc.	129,651	6,465,695

		37,159,165
MANUFACTURING—2.58%
A.O. Smith Corp.	123,176	4,043,868
Acuity Brands Inc.	231,328	11,122,250
Barnes Group Inc.	259,442	5,990,516
CLARCOR Inc.	132,238	4,641,554
EnPro Industries Inc.(a)(b)	52,952	1,977,228
Griffon Corp.(a)	150,123	1,315,077
Lydall Inc.(a)	94,490	1,185,850
Myers Industries Inc.	80,618	657,037
Standex International Corp.	71,291	1,478,575
Sturm, Ruger & Co. Inc.(a)	83,320	588,239
Tredegar Corp.	121,141	1,780,773

		34,780,967

MEDIA—0.18%
A.H. Belo Corp. Class A	77,085	439,385
E.W. Scripps Co. (The) Class A When Issued	388,572	1,192,916
4Kids Entertainment Inc.(a)	75,360	558,418
Radio One Inc. Class D(a)	211,724	273,124

		2,463,843
METAL FABRICATE & HARDWARE—1.46%
A.M. Castle & Co.	94,189	2,694,747
Kaydon Corp.	85,079	4,373,911
Lawson Products Inc.	24,070	596,455
Mueller Industries Inc.	211,356	6,805,663
Valmont Industries Inc.	49,722	5,185,507

		19,656,283
MINING—0.83%
AMCOL International Corp.	47,252	1,344,792
Century Aluminum Co.(a)(b)	111,478	7,412,172
RTI International Metals Inc.(a)	68,187	2,428,821

		11,185,785
OFFICE FURNISHINGS—0.21%
Interface Inc. Class A	220,719	2,765,609

		2,765,609
OIL & GAS—1.82%
Atwood Oceanics Inc.(a)	80,925	10,062,215
PetroQuest Energy Inc.(a)	74,576	2,006,094
Pioneer Drilling Co.(a)	133,391	2,509,085
Stone Energy Corp.(a)	95,675	6,305,939
Swift Energy Co.(a)	55,731	3,681,590

		24,564,923
OIL & GAS SERVICES—2.16%
Gulf Island Fabrication Inc.	29,316	1,434,432
ION Geophysical Corp.(a)	306,444	5,347,448
Lufkin Industries Inc.	41,319	3,441,046
Matrix Service Co.(a)	85,935	1,981,661
NATCO Group Inc. Class A(a)	55,891	3,047,736
SEACOR Holdings Inc.(a)	58,771	5,260,592
Tetra Technologies Inc.(a)	140,446	3,329,975
W-H Energy Services Inc.(a)	54,616	5,228,936

		29,071,826
PACKAGING & CONTAINERS—0.02%
Chesapeake Corp.(a)	115,656	271,792

		271,792
PHARMACEUTICALS—0.87%
Alpharma Inc. Class A(a)	252,191	5,681,863

Cubist Pharmaceuticals Inc.(a)	86,939	1,552,731
Noven Pharmaceuticals Inc.(a)	68,145	728,470
Salix Pharmaceuticals Ltd.(a)	117,205	823,951
Theragenics Corp.(a)	190,012	689,744
ViroPharma Inc.(a)(b)	199,172	2,202,842

		11,679,601
REAL ESTATE—0.15%
Forestar Real Estate Group Inc.(a)	103,581	1,973,218

		1,973,218
REAL ESTATE INVESTMENT TRUSTS—11.02%
Acadia Realty Trust(b)	183,672	4,252,007
BioMed Realty Trust Inc.	408,645	10,024,062
Colonial Properties Trust	270,073	5,406,861
DiamondRock Hospitality Co.	539,797	5,878,389
EastGroup Properties Inc.	140,685	6,035,387
Entertainment Properties Trust(b)	173,877	8,596,479
Essex Property Trust Inc.(b)	145,429	15,488,189
Extra Space Storage Inc.	271,367	4,168,197
Home Properties Inc.(b)	180,244	8,662,527
Inland Real Estate Corp.	334,118	4,817,982
Kilroy Realty Corp.	186,476	8,769,966
Kite Realty Group Trust	165,902	2,073,775
Lexington Realty Trust	343,505	4,681,973
LTC Properties Inc.	115,758	2,958,774
Medical Properties Trust Inc.	373,514	3,779,962
Mid-America Apartment Communities Inc.(b)	148,710	7,590,158
National Retail Properties Inc.(b)	417,623	8,728,321
Parkway Properties Inc.(b)	87,144	2,939,367
Pennsylvania Real Estate Investment Trust	223,971	5,182,689
PS Business Parks Inc.	87,225	4,500,810
Senior Housing Properties Trust(b)	637,692	12,454,125
Sovran Self Storage Inc.	124,437	5,171,602
Tanger Factory Outlet Centers Inc.	179,649	6,454,789

		148,616,391
RETAIL—6.49%
Big 5 Sporting Goods Corp.	123,976	938,498
Brown Shoe Co. Inc.	241,525	3,272,664
Buffalo Wild Wings Inc.(a)(b)	52,838	1,311,968
Cabela’s Inc. Class A(a)(b)	225,894	2,487,093
California Pizza Kitchen Inc.(a)	53,736	601,306
Casey’s General Store Inc.	156,269	3,620,753
Cash America International Inc.	76,410	2,368,710
Cato Corp. Class A	168,554	2,400,209
Charlotte Russe Holding Inc.(a)	52,150	926,184
Children’s Place Retail Stores Inc. (The)(a)	40,572	1,464,649
CKE Restaurants Inc.	299,461	3,734,279
DineEquity Inc.(b)	51,013	1,905,846
Finish Line Inc. (The) Class A(a)	278,065	2,419,166
Fred’s Inc.	227,653	2,558,820

Genesco Inc.(a)(b)	37,063	1,144,135
Group 1 Automotive Inc.(b)	132,229	2,627,390
Haverty Furniture Companies Inc.	120,710	1,211,928
Hot Topic Inc.(a)	103,279	558,739
Insight Enterprises Inc.(a)	267,469	3,137,411
Jack in the Box Inc.(a)	120,665	2,704,103
Jo-Ann Stores Inc.(a)(b)	143,571	3,306,440
Landry’s Restaurants Inc.(b)	70,654	1,269,652
Lithia Motors Inc. Class A	92,392	454,569
Longs Drug Stores Corp.	171,262	7,211,843
MarineMax Inc.(a)(b)	104,248	747,458
Men’s Wearhouse Inc. (The)	128,970	2,100,921
Movado Group Inc.	60,593	1,199,741
O’Charley’s Inc.	124,720	1,254,683
OfficeMax Inc.	432,308	6,009,081
Pep Boys - Manny, Moe & Jack (The)	236,661	2,063,684
Red Robin Gourmet Burgers Inc.(a)	42,308	1,173,624
Ruby Tuesday Inc.	295,617	1,596,332
Ruth’s Hospitality Group Inc.(a)	60,945	315,695
School Specialty Inc.(a)(b)	98,351	2,923,975
Sonic Automotive Inc.	165,943	2,139,005
Steak n Shake Co. (The)(a)(b)	163,359	1,034,062
Stein Mart Inc.	147,972	667,354
Texas Roadhouse Inc. Class A(a)(b)	127,913	1,147,380
Triarc Companies Inc. Class B	359,865	2,277,945
Tuesday Morning Corp.(a)	171,972	706,805
Tween Brands Inc.(a)	66,148	1,088,796
World Fuel Services Corp.	70,581	1,548,547
Zale Corp.(a)(b)	201,149	3,799,705

		87,431,148
SAVINGS & LOANS—0.69%
Anchor BanCorp Wisconsin Inc.	101,076	708,543
BankAtlantic Bancorp Inc. Class A	236,790	416,750
Brookline Bancorp Inc.	332,308	3,173,541
Dime Community Bancshares Inc.	143,232	2,364,760
Downey Financial Corp.(b)	112,710	312,207
FirstFed Financial Corp.(a)(b)	77,851	625,922
Flagstar Bancorp Inc.(b)	208,855	628,654
Guaranty Financial Group Inc.(a)(b)	202,221	1,085,927

		9,316,304
SEMICONDUCTORS—4.59%
Actel Corp.(a)	144,181	2,429,450
ATMI Inc.(a)	108,627	3,032,866
Axcelis Technologies Inc.(a)	584,552	2,852,614
Brooks Automation Inc.(a)	362,276	2,996,023
Cabot Microelectronics Corp.(a)	53,480	1,772,862
Cohu Inc.	131,405	1,929,025
DSP Group Inc.(a)	85,421	597,947
Exar Corp.(a)	265,377	2,000,943
Kopin Corp.(a)	251,560	721,977

Kulicke and Soffa Industries Inc.(a)	305,554	2,227,489
Micrel Inc.	292,170	2,673,356
Microsemi Corp.(a)	237,367	5,976,901
MKS Instruments Inc.(a)	249,705	5,468,540
Pericom Semiconductor Corp.(a)	88,708	1,316,427
Photronics Inc.(a)	239,599	1,686,777
Rudolph Technologies Inc.(a)	173,873	1,338,822
Skyworks Solutions Inc.(a)	659,192	6,506,225
Standard Microsystems Corp.(a)	71,582	1,943,451
Supertex Inc.(a)	39,636	925,104
Ultratech Inc.(a)	133,233	2,067,776
Varian Semiconductor Equipment Associates Inc.(a)(b)	245,030	8,531,945
Veeco Instruments Inc.(a)	181,833	2,923,875

		61,920,395
SOFTWARE—2.49%
Allscripts Healthcare Solutions Inc.(a)	179,166	2,223,450
Avid Technology Inc.(a)(b)	76,987	1,308,009
Captaris Inc.(a)	151,715	614,446
CSG Systems International Inc.(a)	123,771	1,363,956
Digi International Inc.(a)	82,200	645,270
Informatica Corp.(a)(b)	302,364	4,547,555
JDA Software Group Inc.(a)	97,644	1,767,356
ManTech International Corp. Class A(a)	46,162	2,221,315
Omnicell Inc.(a)	103,400	1,362,812
Phase Forward Inc.(a)	153,380	2,756,239
Phoenix Technologies Ltd.(a)	102,432	1,126,752
Progress Software Corp.(a)	99,471	2,543,473
SYNNEX Corp.(a)	96,319	2,416,644
Take-Two Interactive Software Inc.(a)	202,315	5,173,195
THQ Inc.(a)	174,981	3,545,115

		33,615,587
STORAGE & WAREHOUSING—0.13%
Mobile Mini Inc.(a)(b)	88,663	1,773,260

		1,773,260
TELECOMMUNICATIONS—2.31%
Adaptec Inc.(a)	688,878	2,204,410
Anixter International Inc.(a)(b)	101,923	6,063,399
Applied Signal Technology Inc.	71,949	982,823
ARRIS Group Inc.(a)	698,092	5,898,877
Black Box Corp.	99,920	2,716,825
Ditech Networks Inc.(a)	150,629	323,852
FairPoint Communications Inc.	157,823	1,137,904
General Communication Inc. Class A(a)	95,399	655,391
Harmonic Inc.(a)	536,764	5,104,626
Network Equipment Technologies Inc.(a)	118,552	420,860
Newport Corp.(a)	205,280	2,338,139
Novatel Wireless Inc.(a)(b)	180,601	2,010,089
Symmetricom Inc.(a)	261,841	1,005,469
Tollgrade Communications Inc.(a)	75,398	338,537

		31,201,201

TEXTILES—0.61%
Angelica Corp.	54,320	1,155,386
G&K Services Inc. Class A	112,845	3,437,259
UniFirst Corp.	81,513	3,640,371

		8,233,016
TOYS, GAMES & HOBBIES—0.18%
JAKKS Pacific Inc.(a)	79,588	1,738,998
RC2 Corp.(a)	34,037	631,727

		2,370,725
TRANSPORTATION—1.52%
Arkansas Best Corp.(b)	143,559	5,260,002
Bristow Group Inc.(a)(b)	70,428	3,485,482
Hub Group Inc. Class A(a)	113,535	3,874,950
Kirby Corp.(a)	122,873	5,897,904
Old Dominion Freight Line Inc.(a)	66,126	1,985,103

		20,503,441
WATER—0.26%
American States Water Co.	98,411	3,438,480

		3,438,480

TOTAL COMMON STOCKS
(Cost: $1,598,226,747)		1,347,186,344

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.07%

MONEY MARKET FUNDS—10.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	2,053,859	2,053,859
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	133,743,379	133,743,379

		135,797,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,797,238)		135,797,238

TOTAL INVESTMENTS IN SECURITIES—110.00%
(Cost: $1,734,023,985)		1,482,983,582
Other Assets, Less Liabilities—(10.00)%		(134,784,700)

NET ASSETS—100.00%		$1,348,198,882

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—99.32%

ADVERTISING—0.20%
Dentsu Inc.	160	$339,607

		339,607
AGRICULTURE—0.90%
Japan Tobacco Inc.	350	1,495,684

		1,495,684
AIRLINES—0.54%
All Nippon Airways Co. Ltd.(a)	140,000	524,315
Japan Airlines Corp.(a)(b)	180,000	378,661

		902,976
AUTO MANUFACTURERS—9.62%
Honda Motor Co. Ltd.	123,000	4,188,765
Nissan Motor Co. Ltd.	170,000	1,406,443
Suzuki Motor Corp.	29,000	686,666
Toyota Motor Corp.	206,000	9,735,955

		16,017,829
AUTO PARTS & EQUIPMENT—1.54%
Bridgestone Corp.	49,000	750,219
Denso Corp.	36,000	1,239,564
NOK Corp.	8,000	127,390
Toyota Industries Corp.	14,000	449,035

		2,566,208
BANKS—10.17%
Mitsubishi UFJ Financial Group Inc.	780,000	6,924,013
Mizuho Financial Group Inc.	850	3,977,171
Shinsei Bank Ltd.	100,000	343,380
Sumitomo Mitsui Financial Group Inc.	630	4,748,550
Sumitomo Trust and Banking Co. Ltd. (The)	135,000	944,955

		16,938,069
BEVERAGES—1.03%
Asahi Breweries Ltd.	33,000	617,009
Kirin Holdings Co. Ltd.	70,000	1,094,854

		1,711,863
BUILDING MATERIALS—1.60%
Asahi Glass Co. Ltd.	80,000	969,011
Daikin Industries Ltd.	21,000	1,061,837
JS Group Corp.	20,000	318,287
Matsushita Electric Works Ltd.	31,000	316,711

		2,665,846
CHEMICALS—2.71%
Asahi Kasei Corp.	90,000	472,053
JSR Corp.	16,000	318,476

Mitsubishi Chemical Holdings Corp.	75,000	437,244
Mitsui Chemicals Inc.	58,000	286,156
Nitto Denko Corp.	13,000	500,354
Shin-Etsu Chemical Co. Ltd.	29,000	1,800,104
Sumitomo Chemical Co. Ltd.	110,000	694,213

		4,508,600
COMMERCIAL SERVICES—0.62%
Dai Nippon Printing Co. Ltd.	40,000	590,538
Toppan Printing Co. Ltd.	40,000	441,111

		1,031,649
COMPUTERS—1.04%
Fujitsu Ltd.	152,000	1,129,909
TDK Corp.	10,000	599,972

		1,729,881
COSMETICS & PERSONAL CARE—1.17%
Kao Corp.	40,000	1,050,894
Shiseido Co. Ltd.	30,000	687,703
Uni-Charm Corp.	3,000	213,669

		1,952,266
DISTRIBUTION & WHOLESALE—6.03%
ITOCHU Corp.	110,000	1,173,624
Marubeni Corp.	120,000	1,004,104
Mitsubishi Corp.	114,000	3,763,973
Mitsui & Co. Ltd.	131,000	2,897,929
Sumitomo Corp.	91,000	1,197,538

		10,037,168
DIVERSIFIED FINANCIAL SERVICES—2.98%
Credit Saison Co. Ltd.	13,000	273,478
Daiwa Securities Group Inc.	110,000	1,012,782
Nomura Holdings Inc.	156,000	2,314,872
ORIX Corp.	7,400	1,060,384
Promise Co. Ltd.	6,000	168,105
Takefuji Corp.	8,900	124,006

		4,953,627
ELECTRIC—3.40%
Chubu Electric Power Co. Inc.	51,000	1,246,073
Kansai Electric Power Co. Inc. (The)	59,000	1,383,095
Kyushu Electric Power Co. Inc.	33,000	691,099
Tokyo Electric Power Co. Inc. (The)	91,000	2,343,569

		5,663,836
ELECTRICAL COMPONENTS & EQUIPMENT—4.54%
Fujikura Ltd.	30,000	130,749
Furukawa Electric Co. Ltd. (The)	50,000	217,443
Hitachi Ltd.	240,000	1,734,258
Mitsubishi Electric Corp.	150,000	1,620,207
SANYO Electric Co. Ltd.(b)	140,000	326,211
Sharp Corp.	69,000	1,125,428
Sumitomo Electric Industries Ltd.	55,000	699,401
Toshiba Corp.	230,000	1,698,882

		7,552,579
ELECTRONICS—4.52%
Advantest Corp.	15,000	316,259
Fanuc Ltd.	15,000	1,467,384
Hirose Electric Co. Ltd.	3,000	301,684

Hoya Pentax HD Corp.	32,000	741,097
Keyence Corp.	3,010	718,107
Kyocera Corp.	13,000	1,226,357
Murata Manufacturing Co. Ltd.	16,000	754,681
NEC Corp.	160,000	839,206
NGK Insulators Ltd.	20,000	389,604
Secom Co. Ltd.	16,000	778,831

		7,533,210
ENGINEERING & CONSTRUCTION—0.56%
Kajima Corp.	80,000	279,987
Obayashi Corp.	50,000	226,876
Shimizu Corp.	50,000	237,253
Taisei Corp.	80,000	190,934

		935,050
ENTERTAINMENT—0.14%
Oriental Land Co. Ltd.	4,000	239,234

		239,234
FOOD—0.66%
Ajinomoto Co. Inc.	40,000	378,850
Nippon Meat Packers Inc.	14,000	189,916
Nissin Food Products Co. Ltd.	8,000	268,667
Yakult Honsha Co. Ltd.	9,000	253,856

		1,091,289
FOREST PRODUCTS & PAPER—0.33%
Nippon Paper Group Inc.	80	218,858
Oji Paper Co. Ltd.	70,000	329,513

		548,371
GAS—0.77%
Osaka Gas Co. Ltd.	150,000	550,446
Tokyo Gas Co. Ltd.	180,000	726,758

		1,277,204
HAND & MACHINE TOOLS—0.26%
SMC Corp.	4,000	438,847

		438,847
HEALTH CARE - PRODUCTS—0.37%
Terumo Corp.	12,100	618,669

		618,669
HOME BUILDERS—0.48%
Daiwa House Industry Co. Ltd.	40,000	376,586
Sekisui House Ltd.	46,000	430,036

		806,622
HOME FURNISHINGS—4.24%
Matsushita Electric Industrial Co. Ltd.	160,000	3,456,441
Pioneer Corp.	13,000	104,854
Sony Corp.	80,000	3,501,722

		7,063,017
HOUSEWARES—0.09%
TOTO Ltd.(a)	20,000	141,125

		141,125
INSURANCE—3.39%
Millea Holdings Inc.	60,000	2,343,286

Mitsui Sumitomo Insurance Group Holdings Inc.(b)	30,000	1,035,800
Nipponkoa Insurance Co. Ltd.(a)	60,000	521,296
Sompo Japan Insurance Inc.	70,000	659,025
T&D Holdings Inc.	17,500	1,078,015

		5,637,422
INTERNET—0.86%
SoftBank Corp.	58,000	979,388
Yahoo! Japan Corp.	1,160	447,564

		1,426,952
IRON & STEEL—3.90%
JFE Holdings Inc.	42,025	2,120,973
Kobe Steel Ltd.	210,000	602,236
Nippon Steel Corp.	450,000	2,440,923
Sumitomo Metal Industries Ltd.	300,000	1,321,636

		6,485,768
MACHINERY - CONSTRUCTION & MINING—1.17%
Komatsu Ltd.	70,000	1,954,625

		1,954,625
MACHINERY - DIVERSIFIED—0.35%
Kubota Corp.	80,000	575,822

		575,822
MANUFACTURING—2.65%
FUJIFILM Holdings Corp.	37,000	1,273,996
Kawasaki Heavy Industries Ltd.	110,000	293,665
Konica Minolta Holdings Inc.	40,000	676,572
Mitsubishi Heavy Industries Ltd.	270,000	1,288,807
Nikon Corp.	30,000	877,317

		4,410,357
MEDIA—0.09%
Nippon Television Network Corp.	1,300	148,880

		148,880
METAL FABRICATE & HARDWARE—0.19%
NSK Ltd.	36,000	315,495

		315,495
MINING—0.78%
Mitsubishi Materials Corp.	90,000	385,453
Mitsui Mining & Smelting Co. Ltd.	50,000	147,634
Sumitomo Metal Mining Co. Ltd.	50,000	767,888

		1,300,975
OFFICE & BUSINESS EQUIPMENT—3.45%
Canon Inc.	94,050	4,844,234
Ricoh Co. Ltd.	50,000	903,731

		5,747,965
OIL & GAS—0.51%
Nippon Oil Corp.	100,000	672,610
TonenGeneral Sekiyu K.K.	20,000	181,878

		854,488
PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.	12,000	212,141

		212,141

PHARMACEUTICALS—4.12%
Astellas Pharma Inc.	34,028	1,444,517
Daiichi Sankyo Co. Ltd.	52,003	1,434,921
Eisai Co. Ltd.	20,000	707,514
Taisho Pharmaceutical Co. Ltd.	17,000	315,768
Takeda Pharmaceutical Co. Ltd.	58,000	2,954,578

		6,857,298
REAL ESTATE—2.54%
Mitsubishi Estate Co. Ltd.	94,000	2,154,804
Mitsui Fudosan Co. Ltd.	64,000	1,370,501
Sumitomo Realty & Development Co. Ltd.	35,000	696,665

		4,221,970
RETAIL—1.90%
AEON Co. Ltd.	56,000	692,571
Marui Group Co. Ltd.	21,000	163,832
Seven & I Holdings Co. Ltd.	63,000	1,800,764
Yamada Denki Co. Ltd.	7,100	506,353

		3,163,520
SEMICONDUCTORS—0.73%
Rohm Co. Ltd.	8,000	461,110
Tokyo Electron Ltd.	13,000	750,531

		1,211,641
TELECOMMUNICATIONS—3.34%
Nippon Telegraph and Telephone Corp.	680	3,335,692
NTT Data Corp.	100	391,491
NTT DoCoMo Inc.	1,250	1,839,536

		5,566,719
TEXTILES—0.64%
Kuraray Co. Ltd.	29,000	346,342
Teijin Ltd.	70,000	240,366
Toray Industries Inc.	90,000	483,090

		1,069,798
TOYS, GAMES & HOBBIES—3.05%
Nintendo Co. Ltd.	9,000	5,085,609

		5,085,609
TRANSPORTATION—5.02%
Central Japan Railway Co.	140	1,545,210
East Japan Railway Co.	270	2,203,198
Kintetsu Corp.	120,000	376,963
Mitsui O.S.K. Lines Ltd.	90,000	1,284,562
Nippon Express Co. Ltd.	70,000	336,116
Nippon Yusen Kabushiki Kaisha	80,000	770,530
Odakyu Electric Railway Co. Ltd.	40,000	260,365
Tokyu Corp.	80,000	415,829
West Japan Railway Co.	140	688,081
Yamato Holdings Co. Ltd.	34,000	475,336

		8,356,190

TOTAL COMMON STOCKS
(Cost: $174,724,201)		165,363,961

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.87%

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	169,235	169,235
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	1,285,200	1,285,200

		1,454,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,454,435)		1,454,435

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $176,178,636)		166,818,396
Other Assets, Less Liabilities—(0.19)%		(324,003)

NET ASSETS—100.00%		$166,494,393

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2008

Security	Shares	Value

PREFERRED STOCKS—97.97%

AUTO MANUFACTURERS—8.04%
Ford Motor Co. Capital Trust II, 6.50%	895,280	$24,754,492

		24,754,492
BANKS—30.32%
BAC Capital Trust II, 7.00%	522,505	11,610,061
BAC Capital Trust X, 6.25%	523,435	10,494,872
Banco Santander Central Hispano SA, 6.41%	250,170	5,778,927
Bank of America Corp., 5.91%	204,600	3,508,890
Barclays Bank PLC, 6.63%(a)	279,000	5,446,080
KeyCorp Capital IX, 6.75%	55,800	781,200
National City Capital Trust II, 6.63%	466,550	5,841,206
Royal Bank of Scotland Group PLC ADR, 6.40%	209,385	3,747,991
Royal Bank of Scotland Group PLC Series L, 5.75%	186,000	2,998,320
Royal Bank of Scotland Group PLC Series N, 6.35%	413,381	7,457,393
UBS Preferred Funding Trust IV Series D, 5.79%	121,369	2,222,266
USB Capital VIII, 6.35%	37,200	789,012
USB Capital XI, 6.60%	445,315	9,427,319
USB Capital XII, 6.30%	55,800	1,150,038
Wachovia Capital Trust IV, 6.38%	119,990	2,098,625
Wachovia Corp., 7.25%	224,565	4,300,420
Wells Fargo Capital IV, 7.00%	552,110	13,217,513
Wells Fargo Capital IX, 5.63%	129,125	2,511,481

		93,381,614
CHEMICALS—2.29%
Celanese Corp., 4.25%	120,105	7,056,169

		7,056,169
DIVERSIFIED FINANCIAL SERVICES—33.88%
ABN AMRO Capital Funding Trust V, 5.90%	480,500	8,130,060
ABN AMRO Capital Funding Trust VII, 6.08%	620,000	10,639,200
CIT Group Inc., 6.35%	37,200	474,300
Citigroup Capital VIII, 6.95%	715,480	14,316,755
Citigroup Capital IX, 6.00%	354,640	6,085,622
Citigroup Capital XVI, 6.45%	167,400	3,080,160
Countrywide Capital V, 7.00%	578,625	10,120,151
Countrywide Financial Corp., 6.75%	55,800	989,892
Deutsche Bank Capital Funding Trust VIII, 6.38%	403,775	8,329,878
Federal Home Loan Mortgage Corp., 5.57%	145,680	2,620,783
JP Morgan Chase Capital X, 7.00%	111,600	2,660,544
JP Morgan Chase Capital XI, 5.88%	568,850	11,559,032
Lehman Brothers Holdings Capital Trust III, 6.38%	31,000	521,110
Lehman Brothers Holdings Capital Trust V, 6.00%	103,375	1,661,236
Lehman Brothers Holdings Inc., 6.50%	107,268	1,833,210
Merrill Lynch & Co. Inc., 6.00%	167,400	2,268,270
Merrill Lynch & Co. Inc., 6.16%	566,525	7,421,478

Merrill Lynch Capital Trust I, 6.45%	133,280	2,312,408
Morgan Stanley Capital Trust III, 6.25%	299,615	5,411,047
Morgan Stanley Capital Trust IV, 6.25%	68,200	1,213,278
Morgan Stanley Capital Trust VI, 6.60%	142,698	2,696,992

		104,345,406
ENTERTAINMENT—0.23%
Six Flags Inc. PIERS, 7.25%(b)	77,500	724,625

		724,625
INSURANCE—5.71%
Lincoln National Corp., 6.75%	51,625	1,159,498
MetLife Inc., 5.99%	89,433	1,650,039
MetLife Inc., 6.50%	623,567	13,344,334
RenaissanceRe Holdings Ltd. Series C, 6.08%	31,000	535,060
RenaissanceRe Holdings Ltd. Series D, 6.60%	47,260	904,556

		17,593,487
MINING—10.73%
Freeport-McMoRan Copper & Gold Inc., 6.75%	196,480	33,032,218

		33,032,218
REAL ESTATE INVESTMENT TRUSTS—5.19%
BioMed Realty Trust Inc., 7.38%	18,600	372,000
Capstead Mortgage Corp., 11.07%	100,622	1,267,837
Hospitality Properties Trust, 7.00%	34,100	576,290
HRPT Properties Trust Class D, 6.50%	41,375	713,719
Public Storage Series I, 7.25%	371,690	8,325,856
Public Storage Series K, 7.25%	163,525	3,607,362
Public Storage Series M, 6.63%	55,800	1,108,746

		15,971,810
TRANSPORTATION—1.58%
Bristow Group Inc., 5.50%	79,056	4,861,944

		4,861,944

TOTAL PREFERRED STOCKS
(Cost: $341,298,378)		301,721,765

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.77%

MONEY MARKET FUNDS—1.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(a)(c)	5,441,142	5,441,142

		5,441,142

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,441,142)		5,441,142

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $346,739,520)		307,162,907
Other Assets, Less Liabilities—0.26%		791,182

NET ASSETS—100.00%		$307,954,089

ADR  -  American Depositary Receipts

PIERS  -  Preferred Income Equity Redeemable Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

June 30, 2008

Security	Shares	Value

COMMON STOCKS—98.85%

AUSTRALIA—16.94%
Abacus Property Group	149,385	$164,861
APN/UKA European Retail Property Group	118,933	29,104
Aspen Group Ltd.	29,900	35,580
Australand Property Group	121,854	139,155
Babcock & Brown Communities Ltd.	100,786	41,589
Babcock & Brown Japan Property Trust	149,293	116,048
Becton Property Group Ltd.	24,587	33,741
Centro Properties Group(a)	146,004	34,328
Centro Retail Group	330,096	99,785
CFS Retail Property Trust	346,219	614,661
Challenger Diversified Property Group	71,875	45,868
Charter Hall Group	92,667	93,819
Commonwealth Property Office Fund	308,131	365,187
Dexus Property Group	587,213	777,656
FKP Property Group	45,011	211,655
Galileo Japan Trust	39,721	15,247
Goodman Group	329,291	976,453
GPT Group	413,609	881,162
ING Industrial Fund	200,267	301,732
ING Office Fund	265,834	293,374
ING Real Estate Community Living Group	47,058	20,322
Lend Lease Corp. Ltd.	80,247	735,436
Macquarie CountryWide Trust	251,804	217,479
Macquarie DDR Trust	223,284	85,710
Macquarie Leisure Trust Group	83,467	119,348
Macquarie Office Trust	409,032	306,171
Mirvac Group	208,403	591,982
Mirvac Real Estate Investment Trust	216,407	128,759
Stockland Corp. Ltd.	282,509	1,461,282
Sunland Group Ltd.	33,994	74,053
Tishman Speyer Office Fund	98,923	130,056
Valad Property Group	266,639	171,440
Westfield Group	376,027	5,874,708

		15,187,751
AUSTRIA—3.71%
CA Immo International AG	2,938	46,290
CA Immobilien Anlagen AG(a)	21,206	444,702
conwert Immobilien Invest SE(a)	24,404	419,871
Immoeast AG(a)	81,443	722,428
IMMOFINANZ AG	81,905	845,247
Meinl European Land Ltd.(a)	57,914	652,412
Sparkassen Immobilien AG(a)	17,549	191,057

		3,322,007
BELGIUM—0.72%
Aedifica	391	21,561

Befimmo SCA	2,394	253,092
Cofinimmo SA	2,029	369,229

		643,882
CANADA—3.26%
Artis Real Estate Investment Trust	4,600	70,051
Boardwalk Real Estate Investment Trust	6,072	228,325
Brookfield Properties Corp.	41,193	743,833
Calloway Real Estate Investment Trust	10,120	195,507
Canadian Real Estate Investment Trust	9,315	268,740
Chartwell Seniors Housing Real Estate Investment Trust	19,711	178,546
Dundee Real Estate Investment Trust	1,265	38,927
Extendicare Real Estate Investment Trust	5,520	48,913
First Capital Realty Inc.	2,415	56,534
H&R Real Estate Investment Trust	18,952	336,244
Melcor Developments Ltd.	1,863	24,478
MI Developments Inc. Class A	10,667	241,297
RioCan Real Estate Investment Trust	25,254	494,352

		2,925,747
CHINA—0.18%
Hopson Development Holdings Ltd.(b)	92,000	103,475
RREEF China Commercial Trust	115,000	55,307

		158,782
DENMARK—0.15%
Jeudan A/S	460	57,822
TK Development A/S(a)	5,957	78,026

		135,848
FINLAND—0.40%
Citycon OYJ	34,431	174,135
Sponda OYJ	16,330	142,280
Technopolis OYJ	5,635	45,900

		362,315
FRANCE—7.62%
ANF SA	1,738	93,102
Fonciere des Regions	4,462	546,942
GAGFAH SA	15,640	222,267
Gecina SA	3,473	421,335
Icade	3,680	429,808
Klepierre	13,179	664,453
Mercialys	5,267	231,858
Orco Property Group(b)	1,628	95,136
Societe de la Tour Eiffel	1,196	141,327
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,300	289,176
Unibail-Rodamco	15,962	3,694,881

		6,830,285
GERMANY—1.13%
Alstria Office REIT AG	3,128	51,747
Colonia Real Estate AG	3,036	33,723
Deutsche EuroShop AG	8,602	329,471
Deutsche Wohnen AG Bearer(a)	4,853	73,174
DIC Asset AG	3,818	96,488
IVG Immobilien AG	18,009	355,244
PATRIZIA Immobilien AG(a)(b)	4,002	19,610

TAG Tegernsee Immobilien-und Beteiligungs-AG	3,289	28,086
Vivacon AG	2,806	26,747

		1,014,290
HONG KONG—19.21%
Champion REIT(b)	230,000	106,483
Cheung Kong (Holdings) Ltd.	276,000	3,720,139
Chinese Estates Holdings Ltd.	230,000	353,962
Coastal Greenland Ltd.	194,220	22,915
Far East Consortium International Ltd.	207,000	54,422
Frasers Property (China) Ltd.(a)	492,000	15,270
Great Eagle Holdings Ltd.	69,000	203,528
Hang Lung Development Co. Ltd.(b)	184,000	817,652
Hang Lung Properties Ltd.	368,000	1,179,873
Henderson Land Development Co. Ltd.(b)	191,929	1,196,256
HKR International Ltd.	202,400	103,310
Hongkong Land Holdings Ltd.	253,000	1,072,720
Hopewell Holdings Ltd.	69,000	245,119
Hysan Development Co. Ltd.	115,000	315,616
K. Wah International Holdings Ltd.	253,000	104,802
Kerry Properties Ltd.	115,000	603,947
Kowloon Development Co. Ltd.	92,000	168,486
Lai Fung Holdings Ltd.	322,000	7,433
Lai Sun Development Co. Ltd.(b)	934,766	14,266
Link REIT (The)	425,500	969,148
Neo-China Land Group (Holdings) Ltd.(b)	69,000	45,042
New World China Land Ltd.(b)	230,000	119,167
Regal Real Estate Investment Trust	69,000	14,247
Shui On Land Ltd.	379,500	315,867
Sino Land Co. Ltd.	414,000	822,961
Sinolink Worldwide Holdings Ltd.	276,000	39,998
SRE Group Ltd.	276,000	29,733
Sun Hung Kai Properties Ltd.	276,000	3,744,917
Sunlight Real Estate Investment Trust	184,000	45,307
Tian An China Investments Co. Ltd.	166,200	117,657
Tomson Group Ltd.	115,000	30,529
Wheelock and Co. Ltd.	161,000	431,538
Wheelock Properties Ltd.	230,000	186,420

		17,218,730
ITALY—0.40%
Beni Stabili SpA	158,516	157,342
Immobiliare Grande Distribuzione SpA	35,060	103,849
Pirelli & C. Real Estate SpA	4,347	84,926
Risanamento SpA(a)	11,461	15,340

		361,457
JAPAN—23.31%
AEON Mall Co. Ltd.	18,400	545,031
Creed Office Investment Corp.	23	40,791
DA Office Investment Corp.	46	188,331
Daibiru Corp.	18,400	204,647
Daito Trust Construction Co. Ltd.	6,900	335,220
Daiwa House Industry Co. Ltd.	69,000	649,611
Frontier Real Estate Investment Corp.	23	166,634
Fukuoka REIT Corp.	23	121,070
Global One Real Estate Investment Corp.	23	260,365
Hankyu REIT Inc.	23	127,796
Heiwa Real Estate Co. Ltd.	34,500	171,190
Japan Excellent Inc.	23	112,174

Japan Logistics Fund Inc.	46	299,420
Japan Prime Realty Investment Corp.	92	272,515
Japan Real Estate Investment Corp.	69	729,022
Japan Retail Fund Investment Corp.	69	398,359
Kenedix Realty Investment Corp.	46	273,383
Leopalace21 Corp.	25,300	362,775
MID REIT Inc.	46	150,144
Mitsubishi Estate Co. Ltd.	230,000	5,272,393
Mitsui Fudosan Co. Ltd.	161,000	3,447,668
Mori Hills REIT Investment Corp.	23	110,004
MORI TRUST Sogo REIT Inc.	23	216,971
New City Residence Investment Corp.	69	140,597
Nippon Accommodations Fund Inc.	23	105,231
Nippon Building Fund Inc.	92	1,084,854
Nippon Commercial Investment Corp.	69	195,274
Nippon Residential Investment Corp.	46	138,427
Nomura Real Estate Holdings Inc.	9,200	194,406
Nomura Real Estate Office Fund Inc.	46	346,719
NTT Urban Development Corp.	230	301,590
ORIX JREIT Inc.	46	279,892
Pacific Holdings Co.	92	39,402
Premier Investment Co.	46	210,896
re-plus residential investment inc.	23	39,706
Sankei Building Co. Ltd. (The)	4,600	29,248
Shoei Co. Ltd.	13,800	161,947
Sumitomo Realty & Development Co. Ltd.	70,000	1,393,330
Sun Frontier Fudousan Co. Ltd.	23	14,971
TOC Co. Ltd.	23,000	111,957
Toho Real Estate Co. Ltd.	4,600	24,518
Tokyo Tatemono Co. Ltd.	46,000	298,118
Tokyo Theatres Co. Inc.	23,000	43,611
Tokyu Land Corp.	92,000	523,334
TOKYU REIT Inc.	46	374,492
Top REIT Inc.	46	171,841
Tosei Corp.	23	10,393
United Urban Investment Corp.(b)	46	207,424

		20,897,692
NETHERLANDS—2.32%
Corio NV	9,346	730,806
Eurocommercial Properties NV	5,106	243,515
Nieuwe Steen Investments NV	6,859	178,310
Plaza Centers NV	11,502	36,625
VastNed Offices/Industrial NV	5,773	157,719
VastNed Retail NV	4,048	325,269
Wereldhave NV	3,864	407,587

		2,079,831
NEW ZEALAND—0.33%
Kiwi Income Property Trust	320,348	295,018

		295,018
NORWAY—0.10%
Norwegian Property ASA	19,251	89,576

		89,576
SINGAPORE—6.42%
Allco Commercial REIT	69,000	38,597
Allgreen Properties Ltd.	188,000	136,989
Ascendas India Trust	69,000	45,961
Ascendas Real Estate Investment Trust	184,000	299,297

Ascott Residence Trust	23,000	18,114
Bukit Sembawang Estates Ltd.	23,000	148,971
Cambridge Industrial Trust	115,000	56,711
CapitaCommercial Trust	161,000	226,335
CapitaLand Ltd.	322,000	1,350,900
CapitaMall Trust Management Ltd.	207,000	455,548
CapitaRetail China Trust	69,000	62,974
CDL Hospitality Trusts	115,000	148,971
City Developments Ltd.	115,000	919,221
Frasers Centrepoint Trust	23,000	20,145
GuocoLand Ltd.(b)	46,000	73,809
Ho Bee Investment Ltd.	23,000	13,966
Hong Fok Corp. Ltd.	69,400	45,972
Keppel Land Ltd.(b)	69,000	251,897
Macquarie Prime REIT	207,000	156,928
Mapletree Logistics Trust(b)	253,000	158,282
SC Global Developments Ltd.	46,000	40,967
Singapore Land Ltd.	18,000	82,538
Suntec REIT	253,000	253,251
United Industrial Corp. Ltd.	138,000	303,698
UOL Group Ltd.	92,000	230,229
Wheelock Properties (Singapore) Ltd.	69,000	90,906
Wing Tai Holdings Ltd.	107,000	126,795

		5,757,972
SPAIN—0.59%
Inmobiliaria Colonial SA(a)(b)	168,096	129,773
Metrovacesa SA	2,576	239,458
Realia Business SA	29,785	157,677

		526,908
SWEDEN—1.34%
Castellum AB	35,148	335,975
Fabege AB	28,198	188,913
Hufvudstaden AB Class A	21,919	211,343
Kungsleden AB	30,153	223,565
Lennart Wallenstam Byggnads AB Class B	8,993	156,228
Wihlborgs Fastigheter AB	4,876	87,747

		1,203,771
SWITZERLAND—1.47%
Allreal Holding AG Registered	2,116	271,096
Mobimo Holding AG Registered(a)	1,518	280,173
PSP Swiss Property AG Registered(a)	8,602	512,607
Swiss Prime Site AG Registered(a)	4,347	254,350

		1,318,226
UNITED KINGDOM—9.25%
A&J Mucklow Group PLC	4,393	26,228
Big Yellow Group PLC	18,676	106,672
British Land Co. PLC	97,635	1,376,674
Brixton PLC	52,095	249,343
Capital & Regional PLC	13,340	50,442
CLS Holdings PLC(a)	4,784	32,490
Daejan Holdings PLC	460	20,699
Derwent London PLC	16,422	329,437
Development Securities PLC	11,638	67,168
Grainger PLC	20,792	88,965
Great Portland Estates PLC	33,120	222,953
Hammerson PLC	55,844	991,906
Helical Bar PLC	18,768	109,999

Land Securities Group PLC	90,022	2,207,218
Liberty International PLC	52,716	904,348
Local Shopping REIT PLC (The)	26,427	35,764
Mapeley Ltd.	1,541	40,175
Minerva PLC(a)	15,433	26,952
MWB Group Holdings PLC(a)	10,442	25,561
Primary Health Properties PLC	4,462	24,864
Quintain Estates and Development PLC	19,642	73,588
Safestore Holdings Ltd.	27,761	81,906
SEGRO PLC	86,342	676,165
Shaftesbury PLC	27,117	210,336
St. Modwen Properties PLC	14,421	79,714
Town Centre Securities PLC	4,439	17,315
UNITE Group PLC	26,174	121,370
Workspace Group PLC	32,384	93,290

		8,291,542

TOTAL COMMON STOCKS
(Cost: $108,149,641)		88,621,630

Security	Shares	Value

INVESTMENT COMPANIES—0.38%

FRANCE—0.38%
ProLogis European Properties	23,805	340,179

		340,179

TOTAL INVESTMENT COMPANIES
(Cost: $370,124)		340,179

Security	Shares	Value

RIGHTS—0.00%

NORWAY—0.00%
Norwegian Property ASA	16,232	255

		255

TOTAL RIGHTS
(Cost: $0)		255

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.87%

MONEY MARKET FUNDS—1.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(c)(d)	17,840	17,840
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	1,659,062	1,659,062

		1,676,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,676,902)		1,676,902

TOTAL INVESTMENTS IN SECURITIES—101.10%
(Cost: $110,196,667)	90,638,966
Other Assets, Less Liabilities—(1.10)%	(985,647)

NET ASSETS—100.00%	$89,653,319

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150, iShares S&P U.S. Preferred Stock and iShares S&P World ex-U.S. Property Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Clean Energy, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds commenced operations on June 24, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net assets and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total Fair Value
Nasdaq Biotechnology	$1,505,348,776	$—	$—		$1,505,348,776
Russell 1000	3,884,285,935	—	0	(a)	3,884,285,935
Russell 1000 Growth	13,598,629,115	—	0	(a)	13,598,629,115
Russell 1000 Value	8,170,910,208	—	0	(a)	8,170,910,208
Russell 2000	10,142,328,397	—	3		10,142,328,400
Russell 2000 Growth	3,416,720,403	—	0	(a)	3,416,720,403
Russell 2000 Value	3,417,805,263	—	2		3,417,805,265
Russell 3000	2,813,613,183	—	1		2,813,613,184
Russell 3000 Growth	396,536,744	—	0	(a)	396,536,744
Russell 3000 Value	600,506,612	—	0	(a)	600,506,612
Russell Microcap	214,438,161	—	7		214,438,168
Russell Midcap	3,716,111,870	—	0	(a)	3,716,111,870
Russell Midcap Growth	3,116,585,092	—	0	(a)	3,116,585,092
Russell Midcap Value	2,875,684,393	—	0	(a)	2,875,684,393
S&P 100	3,504,230,307	—	—		3,504,230,307
S&P 1500	213,593,357	—	—		213,593,357
S&P 500	17,017,123,468	—	—		17,017,123,468
S&P 500 Growth	6,198,147,532	—	—		6,198,147,532
S&P 500 Value	3,524,393,339	—	—		3,524,393,339
S&P Asia 50	41,685,546	—	—		41,685,546
S&P Europe 350	2,083,260,211	—	670,892		2,083,931,103
S&P Global 100	1,219,390,331	—	40,559		1,219,430,890
S&P Global Clean Energy	5,005,000	—	—		5,005,000
S&P Global Consumer Discretionary Sector	22,895,382	—	—		22,895,382
S&P Global Consumer Staples Sector	283,525,360	—	—		283,525,360
S&P Global Energy Sector	1,104,733,382	—	—		1,104,733,382
S&P Global Financials Sector	255,671,338	—	160,635		255,831,973
S&P Global Healthcare Sector	556,615,392	—	—		556,615,392
S&P Global Industrials Sector	149,594,412	—	742		149,595,154
S&P Global Infrastructure	113,922,336	—	14		113,922,350
S&P Global Materials Sector	667,497,171	—	—		667,497,171
S&P Global Nuclear Energy	5,197,650	—	—		5,197,650
S&P Global Technology Sector	366,916,153	—	—		366,916,153
S&P Global Telecommunications Sector	391,250,426	—	—		391,250,426
S&P Global Timber & Forestry	5,618,690	—	—		5,618,690
S&P Global Utilities Sector	304,030,555	—	—		304,030,555
S&P Latin America 40	4,079,104,138	—	—		4,079,104,138
S&P MidCap 400	5,733,817,260	—	—		5,733,817,260
S&P MidCap 400 Growth	2,607,928,951	—	—		2,607,928,951
S&P MidCap 400 Value	2,290,768,386	—	—		2,290,768,386
S&P SmallCap 600	4,782,635,094	—	—		4,782,635,094
S&P SmallCap 600 Growth	1,432,707,488	—	—		1,432,707,488
S&P SmallCap 600 Value	1,482,983,582	—	—		1,482,983,582
S&P/TOPIX 150	166,818,396	—	—		166,818,396
S&P U.S. Preferred Stock	307,162,907	—	—		307,162,907
S&P World ex-U.S. Property	90,638,966	—	—		90,638,966

( a)	Rounds to less than $1.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value, for the quarter ended June 30, 2008:

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell 1000	$0	(a)	$—	$—	$—	$—	$0	(a)	$—
Russell 1000 Growth	0	(a)	—	—	—	—	0	(a)	—
Russell 1000 Value	0	(a)	—	—	—	—	0	(a)	—
Russell 2000	44		—	(41)	—	—	3		—
Russell 2000 Growth	14		—	(14)	—	—	0	(a)	0	(a)
Russell 2000 Value	17		—	(15)	—	—	2		—
Russell 3000	2		—	(1)	—	—	1		—
Russell 3000 Growth	0	(a)	—	—	—	—	0	(a)	—
Russell 3000 Value	0	(a)	—	—	—	—	0	(a)	—
Russell Microcap	4,218		—	(2,565)	(1,646)	—	7		—
Russell Midcap	0	(a)	—	—	—	—	0	(a)	—
Russell Midcap Growth	0	(a)	—	—	—	—	0	(a)	—
Russell Midcap Value	0	(a)	—	—	—	—	0	(a)	—
S&P Europe 350	89,047		—	670,590	(88,745)	—	670,892		670,892
S&P Global 100	—		—	40,559	—	—	40,559		40,559
S&P Global Financials Sector	687,959		—	276,223	(803,547)	—	160,635		160,635
S&P Global Industrials Sector	23,801		—	(480)	(22,579)	—	742		(282)
S&P Global Infrastructure	5		—	9	—	—	14		9
S&P/TOPIX 150	1,446,737		—	260,212	(1,706,949)	—	—		—

( a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$1,997,691,695	$—	$(492,342,919)	$(492,342,919)
Russell 1000	4,719,744,582	1,473,496	(836,932,143)	(835,458,647)
Russell 1000 Growth	13,681,804,541	916,947,537	(1,000,122,963)	(83,175,426)
Russell 1000 Value	9,963,896,948	88,706,989	(1,881,693,729)	(1,792,986,740)
Russell 2000	12,892,738,857	6,500,608	(2,756,911,065)	(2,750,410,457)
Russell 2000 Growth	4,004,794,959	36,331,625	(624,406,181)	(588,074,556)
Russell 2000 Value	4,539,096,535	—	(1,121,291,270)	(1,121,291,270)
Russell 3000	3,269,771,599	164,514,872	(620,673,287)	(456,158,415)
Russell 3000 Growth	412,146,984	16,948,254	(32,558,494)	(15,610,240)
Russell 3000 Value	743,372,459	—	(142,865,847)	(142,865,847)
Russell Microcap	305,162,796	1,412,600	(92,137,228)	(90,724,628)
Russell Midcap	3,979,520,134	235,639,342	(499,047,606)	(263,408,264)
Russell Midcap Growth	3,178,470,785	200,782,999	(262,668,692)	(61,885,693)
Russell Midcap Value	3,428,815,198	5,823,598	(558,954,403)	(553,130,805)
S&P 100	4,339,338,077	53,818,740	(888,926,510)	(835,107,770)
S&P 1500	238,954,000	17,597,077	(42,957,720)	(25,360,643)
S&P 500	20,943,365,813	179,224,100	(4,105,466,445)	(3,926,242,345)
S&P 500 Growth	6,301,315,286	502,581,101	(605,748,855)	(103,167,754)
S&P 500 Value	4,279,029,876	111,627,402	(866,263,939)	(754,636,537)
S&P Asia 50	46,579,435	249,013	(5,142,902)	(4,893,889)
S&P Europe 350	1,893,954,381	339,852,332	(149,875,610)	189,976,722
S&P Global 100	1,299,001,978	55,621,371	(135,192,459)	(79,571,088)
S&P Global Clean Energy	5,181,670	52,939	(229,609)	(176,670)
S&P Global Consumer Discretionary Sector	26,563,305	827,102	(4,495,025)	(3,667,923)
S&P Global Consumer Staples Sector	298,712,907	7,294,507	(22,482,054)	(15,187,547)
S&P Global Energy Sector	831,900,136	276,916,828	(4,083,582)	272,833,246
S&P Global Financials Sector	324,796,822	5,784,602	(74,749,451)	(68,964,849)
S&P Global Healthcare Sector	604,122,930	30,882,936	(78,390,474)	(47,507,538)
S&P Global Industrials Sector	179,001,250	3,641,378	(33,047,474)	(29,406,096)
S&P Global Infrastructure	120,634,543	2,904,233	(9,616,426)	(6,712,193)
S&P Global Materials Sector	629,378,947	74,021,366	(35,903,142)	38,118,224
S&P Global Nuclear Energy	5,047,385	174,029	(23,764)	150,265
S&P Global Technology Sector	405,975,257	11,922,481	(50,981,585)	(39,059,104)
S&P Global Telecommunications Sector	441,173,817	1,482,482	(51,405,873)	(49,923,391)
S&P Global Timber & Forestry	5,789,050	23,643	(194,003)	(170,360)
S&P Global Utilities Sector	309,778,471	11,001,209	(16,749,125)	(5,747,916)
S&P Latin America 40	3,534,399,460	682,305,937	(137,601,259)	544,704,678
S&P MidCap 400	5,920,846,126	555,918,454	(742,947,320)	(187,028,866)
S&P MidCap 400 Growth	2,614,160,962	292,893,502	(299,125,513)	(6,232,011)
S&P MidCap 400 Value	2,507,616,920	170,080,908	(386,929,442)	(216,848,534)
S&P SmallCap 600	6,002,244,390	119,593,834	(1,339,203,130)	(1,219,609,296)
S&P SmallCap 600 Growth	1,562,291,725	105,070,420	(234,654,657)	(129,584,237)
S&P SmallCap 600 Value	1,777,709,178	66,098,570	(360,824,166)	(294,725,596)
S&P/TOPIX 150	176,812,765	15,907,633	(25,902,002)	(9,994,369)
S&P U.S. Preferred Stock	347,837,156	1,938,738	(42,612,987)	(40,674,249)
S&P World ex-U.S. Property	111,564,317	—	(20,925,351)	(20,925,351)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities for the quarter ended June 30, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Global 100
Barclays PLC	737	404	140	1,001	$5,807,715	$—	$(239,581)
Barclays PLC Rights	—	215	—	215	40,559	—	—
S&P Global Financials Sector
Barclays PLC	278	86	27	337	1,954,686	—	(118,300)
Barclays PLC Rights	—	72	—	72	13,650	—	—
S&P Europe 350
Barclays PLC	1,830	83	1,913	—	—	—	(8,557,630)
S&P U.S. Preferred Stock
Barclays Bank PLC	146	135	2	279	5,446,080	98,381	270

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: August 27, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: August 27, 2008